Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

China - 99.7%

Air Freight & Logistics - 1.1%
SF Holding Co., Ltd., Class A	404,500	$4,238,159
ZTO Express Cayman, Inc., ADR	290,638	8,820,863

Total Air Freight & Logistics		13,059,022

Auto Components - 0.7%
Fuyao Glass Industry Group Co., Ltd., Class A	476,367	4,117,512
Fuyao Glass Industry Group Co., Ltd., Class H(a)	222,400	1,566,510
Minth Group Ltd.	326,000	1,549,012
Tianneng Power International Ltd.(b)	154,000	269,297

Total Auto Components		7,502,331

Automobiles - 5.2%
BYD Co., Ltd., Class A	217,588	8,452,373
BYD Co., Ltd., Class H	326,500	9,762,396
Geely Automobile Holdings Ltd.	2,667,000	8,396,782
Great Wall Motor Co., Ltd., Class H	1,168,500	3,776,708
NIO, Inc., ADR*	551,651	29,347,833
Yadea Group Holdings Ltd.(a)	338,000	726,849

Total Automobiles		60,462,941

Banks - 1.5%
China Minsheng Banking Corp., Ltd., Class A	10,846,636	7,402,931
China Minsheng Banking Corp., Ltd., Class H(b)	2,136,100	1,023,235
Ping An Bank Co., Ltd., Class A	2,600,500	9,103,732

Total Banks		17,529,898

Biotechnology - 2.8%
BeiGene Ltd.*	278,800	7,582,243
Chongqing Zhifei Biological Products Co., Ltd., Class A	154,100	4,453,349
Hualan Biological Engineering, Inc., Class A	330,025	1,873,468
Innovent Biologics, Inc.*(a)	415,000	4,838,910
Shenzhen Kangtai Biological Products Co., Ltd., Class A	112,000	2,582,702
Walvax Biotechnology Co., Ltd., Class A	429,000	4,096,495
Zai Lab Ltd., ADR*	39,300	6,955,707

Total Biotechnology		32,382,874

Building Products - 0.6%
China Lesso Group Holdings Ltd.	642,000	1,583,950
Xinyi Glass Holdings Ltd.	1,396,000	5,689,448

Total Building Products		7,273,398

Capital Markets - 1.6%
East Money Information Co., Ltd., Class A	2,355,514	11,953,556
Futu Holdings Ltd., ADR*	34,540	6,185,769

Total Capital Markets		18,139,325

Commercial Services & Supplies - 1.2%
A-Living Smart City Services Co., Ltd., Class H(a)(b)	317,000	1,577,683
Country Garden Services Holdings Co., Ltd.	968,000	10,457,992
Greentown Service Group Co., Ltd.	1,238,000	1,922,556

Total Commercial Services & Supplies		13,958,231

Communications Equipment - 0.2%
BYD Electronic International Co., Ltd.(b)	354,000	2,324,794

Construction & Engineering - 0.4%
China Conch Venture Holdings Ltd.	1,006,363	4,237,536

Construction Materials - 0.3%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	381,300	3,264,517

Diversified Consumer Services - 1.0%
Fu Shou Yuan International Group Ltd.	746,000	728,147
Gaotu Techedu, Inc., ADR*(b)	44,591	658,609
Koolearn Technology Holding Ltd.*(a)	136,000	170,397
New Oriental Education & Technology Group, Inc., ADR*	669,517	5,483,344
TAL Education Group, ADR*	185,576	4,682,083

Total Diversified Consumer Services		11,722,580

Electrical Equipment - 2.1%
Contemporary Amperex Technology Co., Ltd., Class A	296,059	24,504,152

Electronic Equipment, Instruments & Components - 2.9%
AAC Technologies Holdings, Inc.	249,500	1,866,628
GoerTek, Inc., Class A	739,400	4,890,846
Kingboard Holdings Ltd.	384,000	2,131,177
Lens Technology Co., Ltd., Class A	139,500	634,949
Luxshare Precision Industry Co., Ltd., Class A	1,288,276	9,171,424
Sunny Optical Technology Group Co., Ltd.	399,100	12,611,516
Wingtech Technology Co., Ltd., Class A	160,100	2,400,961

Total Electronic Equipment, Instruments & Components		33,707,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2021

Investments	Shares	Value
Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	$0

Entertainment - 4.7%
Alibaba Pictures Group Ltd.*(b)	9,550,000	1,328,122
Bilibili, Inc., ADR*	123,249	15,016,658
DouYu International Holdings Ltd., ADR*	28,069	191,992
HUYA, Inc., ADR*	31,095	548,827
iQIYI, Inc., ADR*(b)	187,781	2,925,628
NetEase, Inc., ADR	246,438	28,401,980
Tencent Music Entertainment Group, ADR*	266,828	4,130,497
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	399,500	1,485,114

Total Entertainment		54,028,818

Food & Staples Retailing - 0.0%
Sun Art Retail Group Ltd.	374,000	278,362

Food Products - 4.5%
China Feihe Ltd.(a)	1,525,000	3,291,205
Dali Foods Group Co., Ltd.(a)	631,500	376,500
Foshan Haitian Flavouring & Food Co., Ltd., Class A	364,051	7,265,301
Guangdong Haid Group Co., Ltd., Class A	210,603	2,659,651
Henan Shuanghui Investment & Development Co., Ltd., Class A	283,500	1,395,244
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,568,900	8,942,666
Muyuan Foods Co., Ltd., Class A	603,374	5,679,407
New Hope Liuhe Co., Ltd., Class A*	628,700	1,427,393
Tingyi Cayman Islands Holding Corp.	1,250,000	2,494,898
Tongwei Co., Ltd., Class A	673,858	4,512,584
Uni-President China Holdings Ltd.	765,000	844,215
Want Want China Holdings Ltd.	4,092,000	2,898,073
Wens Foodstuffs Group Co., Ltd., Class A	1,601,600	3,561,893
WH Group Ltd.(a)(b)	5,512,500	4,954,673
Yihai International Holding Ltd.*(b)	252,000	1,692,255

Total Food Products		51,995,958

Gas Utilities - 0.8%
ENN Energy Holdings Ltd.	470,100	8,946,964

Health Care Equipment & Supplies - 1.4%
AK Medical Holdings Ltd.(a)(b)	34,000	59,980
Microport Scientific Corp.	290,000	2,600,939
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,200,000	2,799,951
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	133,374	9,908,951
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	114,500	954,676

Total Health Care Equipment & Supplies		16,324,497

Health Care Providers & Services - 1.5%
Aier Eye Hospital Group Co., Ltd., Class A	699,658	7,685,848
China Evergrande New Energy Vehicle Group Ltd.*(b)	1,243,500	4,627,588
Jinxin Fertility Group Ltd.(a)	420,000	1,060,026
Topchoice Medical Corp., Class A*	62,200	3,956,418

Total Health Care Providers & Services		17,329,880

Health Care Technology - 0.2%
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	197,400	2,458,016

Hotels, Restaurants & Leisure - 1.9%
Haidilao International Holding Ltd.(a)(b)	508,000	2,675,457
Huazhu Group Ltd., ADR*(b)	72,863	3,847,895
Jiumaojiu International Holdings Ltd.(a)(b)	223,000	911,716
MGM China Holdings Ltd.*(b)	288,000	436,125
Yum China Holdings, Inc.	210,651	13,955,629

Total Hotels, Restaurants & Leisure		21,826,822

Household Durables - 1.5%
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,144,300	9,226,726
Haier Smart Home Co., Ltd., Class A	1,040,600	4,172,740
TCL Technology Group Corp., Class A	3,293,000	3,898,730

Total Household Durables		17,298,196

Industrial Conglomerates - 0.2%
Fosun International Ltd.	1,281,500	1,844,894

Insurance - 5.2%
Ping An Insurance Group Co. of China Ltd., Class A	2,762,794	27,484,914
Ping An Insurance Group Co. of China Ltd., Class H	3,162,000	30,965,071
ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	282,800	1,600,477

Total Insurance		60,050,462

Interactive Media & Services - 15.3%
Autohome, Inc., ADR	34,161	2,184,938
Baidu, Inc., ADR*	150,030	30,591,117
JOYY, Inc., ADR	34,740	2,291,798
Momo, Inc., ADR(b)	95,665	1,464,631
Tencent Holdings Ltd.	1,855,500	139,535,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2021

Investments	Shares	Value
Weibo Corp., ADR*(b)	33,114	$1,742,459

Total Interactive Media & Services		177,810,473

Internet & Direct Marketing Retail - 18.8%
Alibaba Group Holding Ltd.*	2,906,900	82,350,032
Baozun, Inc., ADR*(b)	19,717	698,770
JD.com, Inc., ADR*	438,432	34,991,258
Meituan, Class B*(a)	1,592,700	65,710,911
Pinduoduo, Inc., ADR*	160,514	20,388,488
Tongcheng-Elong Holdings Ltd.*	527,200	1,319,723
Trip.com Group Ltd., ADR*	238,852	8,469,692
Vipshop Holdings Ltd., ADR*	176,494	3,544,000

Total Internet & Direct Marketing Retail		217,472,874

IT Services - 0.6%
Chinasoft International Ltd.*	1,254,000	2,286,503
GDS Holdings Ltd., ADR*	66,008	5,180,968

Total IT Services		7,467,471

Life Sciences Tools & Services - 4.8%
Genscript Biotech Corp.*	494,000	2,156,441
Hangzhou Tigermed Consulting Co., Ltd., Class A	139,767	4,181,254
Pharmaron Beijing Co., Ltd., Class H(a)	68,400	1,823,213
WuXi AppTec Co., Ltd., Class A	400,248	9,699,809
WuXi AppTec Co., Ltd., Class H(a)(b)	255,895	5,974,074
Wuxi Biologics Cayman, Inc.*(a)	1,749,500	32,057,515

Total Life Sciences Tools & Services		55,892,306

Machinery - 1.2%
Haitian International Holdings Ltd.	184,000	617,215
Sany Heavy Industry Co., Ltd., Class A	1,732,848	7,796,066
Shenzhen Inovance Technology Co., Ltd., Class A	517,300	5,945,213

Total Machinery		14,358,494

Marine - 0.3%
SITC International Holdings Co., Ltd.	713,000	2,979,307

Media - 0.6%
China Literature Ltd.*(a)(b)	186,400	2,072,618
Focus Media Information Technology Co., Ltd., Class A	2,961,424	4,312,809

Total Media		6,385,427

Metals & Mining - 0.1%
China Hongqiao Group Ltd.	985,500	1,335,006

Oil, Gas & Consumable Fuels - 0.1%
United Energy Group Ltd.(b)	4,258,000	614,094

Paper & Forest Products - 0.1%
Nine Dragons Paper Holdings Ltd.	1,246,000	1,598,043

Personal Products - 0.2%
Hengan International Group Co., Ltd.	376,500	2,521,038

Pharmaceuticals - 3.3%
China Medical System Holdings Ltd.	758,000	1,996,060
CSPC Pharmaceutical Group Ltd.	5,343,520	7,734,010
Hansoh Pharmaceutical Group Co., Ltd.(a)	512,000	2,241,609
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,244,468	13,090,946
Luye Pharma Group Ltd.(a)(b)	1,073,607	706,443
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	316,504	3,533,175
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	290,500	2,345,442
Sino Biopharmaceutical Ltd.	6,176,250	6,060,254

Total Pharmaceuticals		37,707,939

Professional Services - 0.1%
51job, Inc., ADR*	17,727	1,378,629

Real Estate Management & Development - 3.1%
Agile Group Holdings Ltd.	1,136,000	1,471,592
China Aoyuan Group Ltd.(b)	706,000	595,466
China Evergrande Group(b)	1,372,000	1,787,910
CIFI Holdings Group Co., Ltd.	2,606,000	2,033,565
Country Garden Holdings Co., Ltd.(b)	4,184,136	4,687,444
Gemdale Corp., Class A	1,394,400	2,209,822
Guangzhou R&F Properties Co., Ltd., Class H(b)	2,481,600	2,831,239
Hopson Development Holdings Ltd.	228,400	1,047,025
KWG Group Holdings Ltd.	834,000	1,116,890
KWG Living Group Holdings Ltd.*	103,000	132,101
Logan Group Co., Ltd.	635,000	950,147
Longfor Group Holdings Ltd.(a)	997,000	5,584,643
Powerlong Real Estate Holdings Ltd.(b)	753,000	646,743
Seazen Group Ltd.*	1,292,000	1,224,479
Shimao Group Holdings Ltd.	729,500	1,788,559
Sunac China Holdings Ltd.	1,465,000	5,027,428
Sunac Services Holdings Ltd.(a)	486,819	1,808,524
Times China Holdings Ltd.(b)	620,000	708,950
Zhenro Properties Group Ltd.(b)	1,347,600	753,116

Total Real Estate Management & Development		36,405,643

Semiconductors & Semiconductor Equipment - 2.3%
Daqo New Energy Corp., ADR*	18,596	1,209,112
Gigadevice Semiconductor Beijing, Inc., Class A	159,112	4,627,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2021

Investments	Shares	Value
JinkoSolar Holding Co., Ltd., ADR*(b)	12,438	$696,777
LONGi Green Energy Technology Co., Ltd., Class A	1,095,392	15,060,803
Xinyi Solar Holdings Ltd.(b)	2,473,588	5,338,416

Total Semiconductors & Semiconductor Equipment		26,932,110

Software - 1.7%
Glodon Co., Ltd., Class A	278,675	2,941,388
Hundsun Technologies, Inc., Class A	285,263	4,116,843
Kingdee International Software Group Co., Ltd.*(b)	1,316,000	4,465,268
Kingsoft Corp., Ltd.(b)	575,400	3,449,058
Weimob, Inc.*(a)(b)	809,000	1,783,460
Yonyou Network Technology Co., Ltd., Class A	621,613	3,199,723

Total Software		19,955,740

Specialty Retail - 0.6%
China Meidong Auto Holdings Ltd.	216,000	1,177,927
China Yongda Automobiles Services Holdings Ltd.	695,500	1,244,867
GOME Retail Holdings Ltd.*(b)	5,487,000	706,555
Topsports International Holdings Ltd.(a)	666,000	1,090,868
Zhongsheng Group Holdings Ltd.	328,100	2,729,290

Total Specialty Retail		6,949,507

Textiles, Apparel & Luxury Goods - 3.0%
ANTA Sports Products Ltd.	537,000	12,640,420
Li Ning Co., Ltd.	1,028,500	12,555,200
Shenzhou International Group Holdings Ltd.	397,700	10,042,554

Total Textiles, Apparel & Luxury Goods		35,238,174

TOTAL COMMON STOCKS (Cost: $1,007,004,305)		1,155,454,244

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $12,826,236)	12,826,236	12,826,236

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $1,019,830,541)		1,168,280,480
Other Assets less Liabilities - (0.8)%		(8,959,975)

NET ASSETS - 100.0%		$1,159,320,505

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $46,101,822 and the total market value of the collateral held by the Fund was $49,602,208. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $36,775,972.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	7/2/2021	20,735,150	HKD	2,670,757	USD	$—	$(715)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	1,155,454,244	—	—		1,155,454,244
Investment of Cash Collateral for Securities Loaned	—	12,826,236	—		12,826,236

Total Investments in Securities	$1,155,454,244	$12,826,236	$0		$1,168,280,480

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(715)	$—		$(715)

Total - Net	$1,155,454,244	$12,825,521	$0		$1,168,279,765

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 0.2%
Lynas Rare Earths Ltd.*	1,815,702	$7,783,522

Brazil - 3.8%
Ambev S.A.	4,441,735	15,110,140
Atacadao S.A.	600,100	2,511,454
B3 S.A. - Brasil Bolsa Balcao	7,782,093	26,085,834
Banco Inter S.A.	462,254	7,166,165
BR Malls Participacoes S.A.*	1,956,419	3,953,504
BRF S.A.*	1,054,386	5,742,772
CCR S.A.	1,205,866	3,232,240
Cia Brasileira de Distribuicao	186,682	1,438,291
Cia de Locacao das Americas	272,640	1,489,296
Cia Siderurgica Nacional S.A.	885,245	7,760,680
Cosan S.A.	964,038	4,603,237
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	76,406	355,394
Hapvida Participacoes e Investimentos S.A.(a)	611,690	1,878,522
Hypera S.A.	75,096	515,870
IRB Brasil Resseguros S.A.	1,108,125	1,274,227
Localiza Rent a Car S.A.	666,815	8,504,870
Lojas Americanas S.A.	936,147	3,854,399
Lojas Renner S.A.	839,986	7,404,084
Magazine Luiza S.A.	2,876,872	12,125,879
Natura & Co. Holding S.A.*	915,593	10,353,188
Notre Dame Intermedica Participacoes S.A.	510,576	8,641,793
Petrobras Distribuidora S.A.	814,125	4,328,717
Qualicorp Consultoria e Corretora de Seguros S.A.	407,757	2,349,264
Raia Drogasil S.A.	1,448,986	7,135,415
Rumo S.A.*	1,260,153	4,809,217
Sendas Distribuidora S.A.	186,682	3,219,598
Sul America S.A.	371,090	2,572,120
Suzano S.A.*	556,966	6,638,727
TOTVS S.A.	418,353	3,138,992
Ultrapar Participacoes S.A.	859,130	3,148,640
Via Varejo S.A.*	1,281,142	4,031,454
WEG S.A.	1,954,584	13,123,137
YDUQS Participacoes S.A.	294,798	1,929,346

Total Brazil		190,426,466

Chile - 0.4%
Banco de Chile	51,688,869	5,146,099
Banco Santander Chile	85,101,018	4,243,889
Cencosud S.A.	515,912	1,035,282
Empresas CMPC S.A.	605,501	1,455,311
Empresas COPEC S.A.	231,840	2,302,129
Enel Americas S.A.	11,059,455	1,637,403
Enel Chile S.A.	68,647,270	3,983,391
Falabella S.A.	279,915	1,256,698

Total Chile		21,060,202

China - 36.0%
51job, Inc., ADR*	24,831	1,931,107
A-Living Smart City Services Co., Ltd., Class H(a)	296,750	1,476,900
AAC Technologies Holdings, Inc.(b)	545,500	4,081,144
Aier Eye Hospital Group Co., Ltd., Class A	517,519	5,685,024
AK Medical Holdings Ltd.(a)	140,000	246,979
Alibaba Group Holding Ltd.*	11,269,832	319,264,863
Alibaba Pictures Group Ltd.*(b)	22,360,000	3,109,615
ANTA Sports Products Ltd.	1,117,000	26,293,014
Autohome, Inc., ADR	95,342	6,098,074
Baidu, Inc., ADR*	213,018	43,434,370
BeiGene Ltd.*	373,200	10,149,544
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	136,167	1,165,800
Bilibili, Inc., ADR*	158,317	19,289,343
BYD Co., Ltd., Class A	71,500	2,777,473
BYD Co., Ltd., Class H	623,000	18,627,787
BYD Electronic International Co., Ltd.(b)	450,000	2,955,246
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	1,825,900	7,688,396
China Evergrande Group(b)	2,091,000	2,724,868
China Evergrande New Energy Vehicle Group Ltd.*(b)	1,607,500	5,982,185
China Feihe Ltd.(a)	2,143,000	4,624,952
China Lesso Group Holdings Ltd.	1,105,000	2,726,270
China Literature Ltd.*(a)	222,000	2,468,461
China Medical System Holdings Ltd.	1,342,000	3,533,921
China Meidong Auto Holdings Ltd.	268,000	1,461,501
China Minsheng Banking Corp., Ltd., Class A	10,557,879	7,205,851
China Minsheng Banking Corp., Ltd., Class H(b)	5,832,000	2,793,647
China Yongda Automobiles Services Holdings Ltd.	1,089,500	1,950,083
Chongqing Zhifei Biological Products Co., Ltd., Class A	105,000	3,034,404
Contemporary Amperex Technology Co., Ltd., Class A	370,117	30,633,770
Country Garden Holdings Co., Ltd.	10,344,935	11,589,322
Country Garden Services Holdings Co., Ltd.	1,178,000	12,726,772
CSPC Pharmaceutical Group Ltd.	9,005,920	13,034,831
Daqo New Energy Corp., ADR*	18,115	1,177,837
DouYu International Holdings Ltd., ADR*	43,147	295,125
East Money Information Co., Ltd., Class A	2,556,418	12,973,086
ENN Energy Holdings Ltd.	731,200	13,916,231
Focus Media Information Technology Co., Ltd., Class A	3,587,300	5,224,291
Foshan Haitian Flavouring & Food Co., Ltd., Class A	340,633	6,797,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Shares	Value
Futu Holdings Ltd., ADR*	45,480	$8,145,013
Fuyao Glass Industry Group Co., Ltd., Class A	338,582	2,926,557
Gaotu Techedu, Inc., ADR*(b)	94,314	1,393,018
GDS Holdings Ltd., ADR*	71,554	5,616,273
Geely Automobile Holdings Ltd.	3,751,000	11,809,647
Genscript Biotech Corp.*	456,000	1,990,561
GoerTek, Inc., Class A	864,690	5,719,591
GOME Retail Holdings Ltd.*	7,419,000	955,337
Great Wall Motor Co., Ltd., Class H	2,490,500	8,049,544
Gree Electric Appliances, Inc. of Zhuhai, Class A	683,200	5,508,782
Greentown Service Group Co., Ltd.	1,870,000	2,904,022
Guangzhou R&F Properties Co., Ltd., Class H	5,746,400	6,556,025
Haidilao International Holding Ltd.(a)(b)	1,403,000	7,389,107
Hangzhou Tigermed Consulting Co., Ltd., Class A	138,400	4,140,359
Hansoh Pharmaceutical Group Co., Ltd.(a)	606,000	2,653,155
Henan Shuanghui Investment & Development Co., Ltd., Class A	282,800	1,391,799
Hengan International Group Co., Ltd.	620,500	4,154,857
Hualan Biological Engineering, Inc., Class A	425,446	2,415,148
Huazhu Group Ltd., ADR*(b)	105,953	5,595,378
Hundsun Technologies, Inc., Class A	215,480	3,109,752
HUYA, Inc., ADR*(b)	79,264	1,399,010
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,884,100	10,739,293
Innovent Biologics, Inc.*(a)	646,500	7,538,206
JD.com, Inc., ADR*	728,552	58,145,735
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,418,613	14,922,831
JinkoSolar Holding Co., Ltd., ADR*(b)	13,334	746,971
Jinxin Fertility Group Ltd.(a)	692,000	1,746,518
JOYY, Inc., ADR	42,983	2,835,589
Kingboard Holdings Ltd.	703,000	3,901,608
Kingdee International Software Group Co., Ltd.*	2,438,000	8,272,282
Kingsoft Corp., Ltd.(b)	1,123,000	6,731,478
Koolearn Technology Holding Ltd.*(a)(b)	110,500	138,448
Lens Technology Co., Ltd., Class A	115,800	527,076
Li Ning Co., Ltd.	1,826,000	22,290,516
Longfor Group Holdings Ltd.(a)	2,030,500	11,373,739
LONGi Green Energy Technology Co., Ltd., Class A	840,980	11,562,832
Meituan, Class B*(a)	2,491,200	102,780,826
Microport Scientific Corp.(b)	301,000	2,699,595
Minth Group Ltd.	328,000	1,558,516
Momo, Inc., ADR(b)	119,353	1,827,294
Muyuan Foods Co., Ltd., Class A	615,976	5,798,027
NetEase, Inc., ADR	330,862	38,131,845
New Oriental Education & Technology Group, Inc., ADR*	1,051,337	8,610,450
NIO, Inc., ADR*	851,698	45,310,334
Pinduoduo, Inc., ADR*	245,899	31,234,091
Ping An Bank Co., Ltd., Class A	2,872,826	10,057,081
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	264,100	3,288,561
Ping An Insurance Group Co. of China Ltd., Class A	2,136,600	21,255,391
Ping An Insurance Group Co. of China Ltd., Class H	4,615,000	45,194,119
Sany Heavy Industry Co., Ltd., Class A	2,364,436	10,637,574
SF Holding Co., Ltd., Class A	165,254	1,731,453
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,004,000	9,342,503
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	746,000	6,023,063
Shenzhen Inovance Technology Co., Ltd., Class A	278,200	3,197,290
Shenzhen Kangtai Biological Products Co., Ltd., Class A	84,300	1,943,944
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	100,900	7,496,312
Shenzhou International Group Holdings Ltd.	725,300	18,314,973
Shimao Group Holdings Ltd.	1,837,500	4,505,109
Sino Biopharmaceutical Ltd.	9,520,000	9,341,205
Sun Art Retail Group Ltd.(b)	1,791,000	1,333,013
Sunac China Holdings Ltd.	2,826,000	9,697,960
Sunny Optical Technology Group Co., Ltd.	611,200	19,313,852
TAL Education Group, ADR*	319,262	8,054,980
TCL Technology Group Corp., Class A	5,798,600	6,865,222
Tencent Holdings Ltd.	4,252,200	319,769,864
Tencent Music Entertainment Group, ADR*	310,386	4,804,775
Tianneng Power International Ltd.(b)	380,000	664,499
Tingyi Cayman Islands Holding Corp.	2,366,000	4,722,342
Tongcheng-Elong Holdings Ltd.*	1,307,600	3,273,273
Tongwei Co., Ltd., Class A	1,066,458	7,141,685
Trip.com Group Ltd., ADR*	375,516	13,315,797
United Energy Group Ltd.(b)	8,904,000	1,284,145
Venus MedTech Hangzhou, Inc., Class H*(a)(b)	263,500	2,197,007
Vipshop Holdings Ltd., ADR*	289,921	5,821,614
Walvax Biotechnology Co., Ltd., Class A	498,600	4,761,102
Want Want China Holdings Ltd.	3,826,000	2,709,684
Weimob, Inc.*(a)	950,000	2,094,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Shares	Value
WH Group Ltd.(a)	9,546,500	$8,580,461
Wingtech Technology Co., Ltd., Class A	97,100	1,456,173
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	136,100	505,942
WuXi AppTec Co., Ltd., Class A	455,025	11,027,303
Wuxi Biologics Cayman, Inc.*(a)	2,645,000	48,466,491
Xinyi Glass Holdings Ltd.	2,430,000	9,903,552
Xinyi Solar Holdings Ltd.	2,651,072	5,721,456
Yadea Group Holdings Ltd.(a)	210,000	451,593
Yihai International Holding Ltd.*(b)	71,000	476,786
Yonyou Network Technology Co., Ltd., Class A	527,900	2,717,340
Yum China Holdings, Inc.	384,438	25,469,017
Zai Lab Ltd., ADR*	47,514	8,409,503
ZhongAn Online P&C Insurance Co., Ltd., Class H*(a)(b)	239,300	1,354,293
ZTO Express Cayman, Inc., ADR	447,008	13,566,693

Total China		1,822,657,366

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC*	374,252	2,981,342
OTP Bank Nyrt*	224,535	12,102,767

Total Hungary		15,084,109

India - 12.7%
Aarti Industries Ltd.	273,438	3,206,909
Adani Green Energy Ltd.*	235,041	3,557,078
Alkem Laboratories Ltd.	32,578	1,402,239
Apollo Hospitals Enterprise Ltd.	131,324	6,395,442
Ashok Leyland Ltd.*	3,490,051	5,756,495
Asian Paints Ltd.	395,632	15,929,072
Astral Ltd.	152,282	4,076,048
Atul Ltd.*	30,076	3,632,710
AU Small Finance Bank Ltd.*(a)	150,518	2,097,593
Aurobindo Pharma Ltd.	249,666	3,241,997
Avenue Supermarts Ltd.*(a)	161,116	7,248,594
Axis Bank Ltd.*	1,788,753	18,007,855
Bajaj Finance Ltd.*	234,453	18,975,300
Bandhan Bank Ltd.*(a)	600,581	2,668,396
Bata India Ltd.	2,403	51,621
Bharat Forge Ltd.*	396,243	4,061,584
Bharti Airtel Ltd.	2,012,847	14,234,536
Biocon Ltd.*	200,489	1,090,916
Britannia Industries Ltd.	115,629	5,677,457
Cipla Ltd.*	462,121	6,042,451
Coromandel International Ltd.	182,397	2,210,702
Crompton Greaves Consumer Electricals Ltd.	661,624	3,868,449
Divi’s Laboratories Ltd.*	131,128	7,776,739
Dr. Reddy’s Laboratories Ltd.	111,253	8,116,919
Eicher Motors Ltd.*	173,317	6,228,383
Emami Ltd.	265,124	1,998,685
Escorts Ltd.	64,683	1,061,748
Exide Industries Ltd.	22,977	56,368
Godrej Consumer Products Ltd.*	418,209	4,896,359
Godrej Properties Ltd.*	168,254	3,164,072
Grasim Industries Ltd.	323,134	6,515,500
HCL Technologies Ltd.	970,207	12,837,328
HDFC Life Insurance Co., Ltd.(a)	744,343	6,872,630
Hero MotoCorp., Ltd.	131,394	5,130,960
Hindustan Unilever Ltd.	717,020	23,839,251
Housing Development Finance Corp., Ltd.	1,424,339	47,431,658
ICICI Bank Ltd., ADR*	1,428,185	24,421,963
ICICI Lombard General Insurance Co., Ltd.(a)	251,163	5,294,934
ICICI Prudential Life Insurance Co., Ltd.(a)	462,757	3,814,492
Indus Towers Ltd.	1,013,505	3,254,042
Info Edge India Ltd.	62,036	4,102,697
Infosys Ltd., ADR	2,771,319	58,724,250
Ipca Laboratories Ltd.	74,011	2,017,703
Jindal Steel & Power Ltd.*	359,457	1,922,053
Kotak Mahindra Bank Ltd.*	925,123	21,231,280
Laurus Labs Ltd.(a)	220,925	2,046,818
Lupin Ltd.	277,766	4,294,106
Mahindra & Mahindra Ltd.	947,936	9,918,066
Maruti Suzuki India Ltd.	117,240	11,854,757
Max Financial Services Ltd.*	201,665	2,876,975
Motherson Sumi Systems Ltd.*	2,277,187	7,417,018
Navin Fluorine International Ltd.	42,804	2,159,060
Nestle India Ltd.	37,017	8,781,391
Page Industries Ltd.	7,182	2,852,509
PI Industries Ltd.	95,246	3,729,368
Piramal Enterprises Ltd.	169,558	5,470,772
Reliance Industries Ltd., GDR(a)(b)	1,212,210	68,611,086
Reliance Industries Ltd., GDR(a)	2,134	120,784
Shriram Transport Finance Co., Ltd.	181,695	3,282,023
Sun Pharmaceutical Industries Ltd.	983,057	8,933,215
Sundaram Finance Ltd.	142,258	5,118,934
Supreme Industries Ltd.	121,915	3,549,936
Tata Consumer Products Ltd.	520,524	5,282,972
Tata Motors Ltd.*	1,484,401	6,781,953
Tata Steel Ltd.	999,980	15,694,560
Tech Mahindra Ltd.	574,619	8,468,537
Titan Co., Ltd.	391,444	9,123,863
Torrent Pharmaceuticals Ltd.	84,394	3,294,466
Trent Ltd.	191,461	2,189,064
UltraTech Cement Ltd.	124,486	11,348,273
United Spirits Ltd.*	395,046	3,516,510
UPL Ltd.	571,984	6,101,137
Vedanta Ltd.	2,315,679	8,188,837
Vodafone Idea Ltd.*	8,176,810	1,094,568
Voltas Ltd.	330,819	4,550,597
Wipro Ltd.	1,200,316	8,811,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Shares	Value
Zee Entertainment Enterprises Ltd.	1,276,692	$3,688,546

Total India		643,295,573

Indonesia - 1.2%
Astra International Tbk PT	22,964,000	7,823,597
Bank Central Asia Tbk PT	12,445,300	25,856,184
Barito Pacific Tbk PT	28,783,500	1,697,234
Chandra Asri Petrochemical Tbk PT	3,000,900	2,033,368
Charoen Pokphand Indonesia Tbk PT	10,740,400	4,629,483
Indocement Tunggal Prakarsa Tbk PT	3,202,200	2,274,666
Indofood Sukses Makmur Tbk PT	6,103,900	2,599,420
Kalbe Farma Tbk PT	30,703,500	2,964,476
Merdeka Copper Gold Tbk PT*	11,804,600	2,393,484
Sarana Menara Nusantara Tbk PT	39,647,000	3,390,502
United Tractors Tbk PT	1,915,400	2,674,955

Total Indonesia		58,337,369

Malaysia - 1.2%
Dialog Group Bhd	11,825,000	8,231,784
Genting Malaysia Bhd	4,325,400	2,886,031
Hartalega Holdings Bhd	2,932,700	5,192,182
Hong Leong Bank Bhd	2,600,808	11,727,599
Nestle Malaysia Bhd	333,700	10,714,732
Press Metal Aluminium Holdings Bhd	8,789,200	10,119,806
QL Resources Bhd	2,441,925	3,323,347
Top Glove Corp. Bhd	9,607,700	9,650,514

Total Malaysia		61,845,995

Mexico - 1.8%
Alfa S.A.B. de C.V., Class A	5,821,286	4,373,895
America Movil S.A.B. de C.V., Series L	19,987,001	15,057,634
Cemex S.A.B. de C.V., Series CPO*	11,442,684	9,666,555
Controladora Nemak S.A.B. de C.V.*	5,821,322	950,217
Fibra Uno Administracion S.A. de C.V.	3,939,301	4,259,720
Fomento Economico Mexicano S.A.B. de C.V.	1,664,644	14,056,734
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	382,973	2,506,669
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	306,052	3,261,040
Grupo Bimbo S.A.B. de C.V., Series A	669,450	1,475,712
Grupo Elektra S.A.B. de C.V.	86,506	7,017,324
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,709,104	11,052,672
Grupo Televisa S.A.B., Series CPO	1,897,003	5,432,667
Wal-Mart de Mexico S.A.B. de C.V.	4,233,955	13,837,093

Total Mexico		92,947,932

Philippines - 0.8%
Ayala Corp.	74,610	1,222,739
Ayala Land, Inc.	3,806,700	2,811,257
Bank of the Philippine Islands	395,170	718,049
BDO Unibank, Inc.	289,200	670,643
Globe Telecom, Inc.	13,705	516,587
JG Summit Holdings, Inc.	553,130	704,231
Jollibee Foods Corp.	711,030	3,111,257
PLDT, Inc.	42,765	1,132,749
Puregold Price Club, Inc.	2,522,000	2,092,410
SM Investments Corp.	490,645	10,046,086
SM Prime Holdings, Inc.	16,118,500	12,052,141
Universal Robina Corp.	1,214,310	3,594,547

Total Philippines		38,672,696

Poland - 0.5%
Asseco Poland S.A.	143,276	2,903,531
Bank Polska Kasa Opieki S.A.*	86,338	2,109,124
Cyfrowy Polsat S.A.	622,563	4,896,122
LPP S.A.*	2,392	8,086,430
Orange Polska S.A.*	1,277,457	2,253,250
Santander Bank Polska S.A.*	77,337	5,167,989

Total Poland		25,416,446

Russia - 3.0%
Lukoil PJSC, ADR	583,825	54,073,871
Mail.ru Group Ltd., GDR*(c)	199,178	4,513,373
Mobile TeleSystems PJSC, ADR	923,490	8,551,517
Novatek PJSC, GDR(c)	135,140	29,636,202
Novolipetsk Steel PJSC, GDR	97,860	3,082,590
Petropavlovsk PLC*(b)	3,981,124	1,301,235
Polyus PJSC, GDR(c)	89,266	8,636,486
Severstal PAO, GDR(c)	120,209	2,584,494
X5 Retail Group N.V., GDR(c)	197,409	6,921,160
Yandex N.V., Class A*	469,527	33,219,035

Total Russia		152,519,963

South Africa - 4.5%
Absa Group Ltd.*	688,203	6,541,393
Anglo American Platinum Ltd.	25,005	2,888,453
AngloGold Ashanti Ltd.	310,275	5,769,056
Aspen Pharmacare Holdings Ltd.*	401,545	4,558,272
AVI Ltd.	549,568	2,734,610
Bid Corp., Ltd.*	317,014	6,873,900
Capitec Bank Holdings Ltd.	76,071	8,984,836
Clicks Group Ltd.(b)	257,970	4,438,809
Discovery Ltd.*	401,202	3,547,914
FirstRand Ltd.	4,661,175	17,493,994
Foschini Group Ltd. (The)*	286,432	3,190,345
Gold Fields Ltd.	710,844	6,392,182
Growthpoint Properties Ltd.	5,945,377	6,204,053
Impala Platinum Holdings Ltd.	608,262	10,031,664
Investec PLC(b)	823,401	3,293,316
Mediclinic International PLC*	483,505	1,997,850
MultiChoice Group	322,170	2,647,531
Naspers Ltd., Class N	323,412	67,908,649
Nedbank Group Ltd.*	515,041	6,163,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Shares	Value
Netcare Ltd.*	4,463,475	$4,451,362
Northam Platinum Ltd.*	382,171	5,806,135
Old Mutual Ltd.	584,681	552,793
Pick n Pay Stores Ltd.	477,024	1,762,270
Sanlam Ltd.	1,970,021	8,467,141
Shoprite Holdings Ltd.	429,234	4,672,687
Sibanye Stillwater Ltd.	2,165,168	9,046,585
SPAR Group Ltd. (The)	239,838	3,038,382
Standard Bank Group Ltd.	1,218,981	10,894,102
Tiger Brands Ltd.(b)	172,628	2,526,779
Vodacom Group Ltd.	271,525	2,448,693

Total South Africa		225,327,115

South Korea - 15.6%
Alteogen, Inc.*	24,676	1,834,020
Amorepacific Corp.	26,543	5,939,560
Cellivery Therapeutics, Inc.*(b)	10,309	922,743
Celltrion Healthcare Co., Ltd.*	69,513	7,141,725
Celltrion Pharm, Inc.*	14,278	1,993,075
Celltrion, Inc.*	72,847	17,368,396
CJ CheilJedang Corp.	1,172	479,769
Coway Co., Ltd.	75,424	5,270,940
DB Insurance Co., Ltd.	75,307	3,664,542
Dongsuh Cos., Inc.	79,104	2,142,407
Doosan Fuel Cell Co., Ltd.*(b)	38,429	1,706,211
Doosan Heavy Industries & Construction Co., Ltd.*(b)	108,701	2,302,108
Douzone Bizon Co., Ltd.	16,544	1,219,333
E-Mart, Inc.	22,666	3,220,317
Ecopro BM Co., Ltd.(b)	9,750	1,836,323
Fila Holdings Corp.	51,589	2,666,146
GeneOne Life Science, Inc.*	33,221	1,395,332
Genexine, Inc.*	14,160	1,131,643
Green Cross Corp.	6,186	1,804,467
GS Engineering & Construction Corp.	141,395	5,386,357
Hana Financial Group, Inc.	310,596	12,700,747
Hanjin Kal Corp.*(b)	15,344	899,262
Hanmi Pharm Co., Ltd.	12,003	3,565,247
Hanmi Science Co., Ltd.	36,181	2,457,796
Hanon Systems	287,436	4,224,185
Hanwha Solutions Corp.*	163,715	6,476,494
HLB Life Science Co., Ltd.*	90,420	802,913
HLB, Inc.*(b)	73,664	2,184,769
Hyundai Glovis Co., Ltd.	22,762	4,224,356
Hyundai Heavy Industries Holdings Co., Ltd.	93,703	5,891,020
Hyundai Marine & Fire Insurance Co., Ltd.	137,604	3,115,839
Hyundai Motor Co.	113,903	24,223,921
Hyundai Steel Co.	92,225	4,397,711
Kakao Corp.	215,930	31,253,909
KB Financial Group, Inc.	342,184	16,954,995
Kia Corp.	224,735	17,880,616
KMW Co., Ltd.*(b)	25,050	1,203,396
Korea Investment Holdings Co., Ltd.	9,700	887,182
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	24,912	2,964,266
LG Chem Ltd.	35,738	26,974,471
LG Corp.	107,103	9,748,308
LG Electronics, Inc.	88,581	12,860,626
LG Household & Health Care Ltd.	7,259	11,357,597
LG Innotek Co., Ltd.	15,722	3,113,267
Lotte Chemical Corp.	13,424	3,129,068
Lotte Corp.	98,161	3,504,038
LX Holdings Corp.*	50,954	509,020
Macquarie Korea Infrastructure Fund	263,420	2,935,596
Mando Corp.*(b)	57,481	3,394,296
Mezzion Pharma Co., Ltd.*	7,175	870,952
NAVER Corp.	104,910	38,893,509
NCSoft Corp.	12,866	9,368,308
Netmarble Corp.(a)	38,051	4,527,669
OCI Co., Ltd.*(b)	7,002	730,573
Orion Corp.	5,665	596,104
Pearl Abyss Corp.*	51,913	3,489,601
POSCO	70,189	21,689,626
POSCO Chemical Co., Ltd.	30,976	3,960,879
S-Oil Corp.	48,961	4,456,336
Samsung Biologics Co., Ltd.*(a)	12,224	9,128,787
Samsung Electro-Mechanics Co., Ltd.(b)	50,388	7,919,616
Samsung Electronics Co., Ltd.	3,627,778	259,966,865
Samsung Fire & Marine Insurance Co., Ltd.	22,911	4,485,970
Samsung Heavy Industries Co., Ltd.*	145,726	868,287
Samsung Life Insurance Co., Ltd.	71,483	5,065,350
Samsung SDI Co., Ltd.	41,608	25,789,090
Samsung SDS Co., Ltd.	36,988	6,076,260
Shinhan Financial Group Co., Ltd.	471,839	17,010,756
Shinsegae, Inc.	10,821	2,743,325
SK Chemicals Co., Ltd.	4,899	1,131,057
SK Hynix, Inc.	398,801	45,151,292
SK Innovation Co., Ltd.*	41,629	10,923,385
SK Telecom Co., Ltd.	40,755	11,580,695
Yuhan Corp.	16,637	932,198

Total South Korea		790,616,815

Taiwan - 16.0%
Accton Technology Corp.	391,000	4,637,972
Airtac International Group	73,000	2,816,510
Alchip Technologies Ltd.	82,000	1,798,188
ASE Technology Holding Co., Ltd.	3,374,062	13,562,851
Asia Cement Corp.	1,075,000	1,956,124
ASMedia Technology, Inc.	24,000	1,158,546
Asustek Computer, Inc.	1,128,000	15,040,000
AU Optronics Corp.	15,434,000	12,546,616
Catcher Technology Co., Ltd.	927,000	6,055,236
Cathay Financial Holding Co., Ltd.	9,333,854	18,056,338
Chailease Holding Co., Ltd.	1,215,240	8,832,162
Cheng Loong Corp.	278,000	483,912
Cheng Shin Rubber Industry Co., Ltd.	789,000	1,323,849
Chicony Electronics Co., Ltd.	1,143,240	3,298,932
Chroma ATE, Inc.	235,000	1,615,164
Compeq Manufacturing Co., Ltd.	979,000	1,475,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Shares	Value
CTBC Financial Holding Co., Ltd.	23,572,672	$19,205,012
Delta Electronics, Inc.	1,391,500	15,132,328
E.Sun Financial Holding Co., Ltd.	14,135,218	13,342,530
Evergreen Marine Corp. Taiwan Ltd.*	2,220,000	15,696,366
Far Eastern International Bank	4,017,000	1,528,226
Far Eastern New Century Corp.	4,786,080	5,496,799
Feng TAY Enterprise Co., Ltd.	720,000	6,318,170
Formosa Chemicals & Fibre Corp.	4,892,000	14,871,329
Formosa Petrochemical Corp.	298,000	1,139,058
Formosa Plastics Corp.	4,794,000	17,722,100
Fubon Financial Holding Co., Ltd.	7,493,000	19,873,762
Genius Electronic Optical Co., Ltd.	35,000	708,479
Giant Manufacturing Co., Ltd.	120,000	1,371,736
Great Wall Enterprise Co., Ltd.	368,000	793,784
Hon Hai Precision Industry Co., Ltd.	9,689,068	38,947,532
Hotai Motor Co., Ltd.	171,000	3,768,291
Innolux Corp.*	15,439,000	11,497,865
Inventec Corp.	1,447,000	1,363,257
King Yuan Electronics Co., Ltd.	2,105,000	3,392,176
Largan Precision Co., Ltd.	59,000	6,564,379
Lien Hwa Industrial Holdings Corp.	861,000	1,545,087
Lite-On Technology Corp.	1,322,000	2,732,964
Macronix International Co., Ltd.	1,580,000	2,591,512
MediaTek, Inc.	1,177,000	40,637,918
Merida Industry Co., Ltd.	78,000	876,231
Micro-Star International Co., Ltd.	1,147,000	6,483,715
Nan Ya Plastics Corp.	5,858,000	17,492,529
Novatek Microelectronics Corp.	468,000	8,381,588
Pegatron Corp.	1,345,000	3,321,166
Pou Chen Corp.	3,307,000	4,664,517
Powertech Technology, Inc.	1,211,000	4,672,319
President Chain Store Corp.	96,000	906,164
Quanta Computer, Inc.	2,468,000	7,750,561
Realtek Semiconductor Corp.	307,000	5,564,289
Shanghai Commercial & Savings Bank Ltd. (The)	3,310,000	5,375,594
Synnex Technology International Corp.	2,371,000	4,331,410
Taishin Financial Holding Co., Ltd.	2,194,000	1,200,843
Taiwan Cement Corp.	7,015,104	12,840,567
Taiwan Mobile Co., Ltd.	3,260,000	11,934,320
Taiwan Semiconductor Manufacturing Co., Ltd.	14,292,000	305,203,769
Tripod Technology Corp.	291,000	1,409,960
Uni-President Enterprises Corp.	5,820,160	15,290,649
Unimicron Technology Corp.	1,233,000	5,708,641
United Microelectronics Corp.	8,358,000	15,928,571
Voltronic Power Technology Corp.	11,000	531,000
Walsin Technology Corp.	207,000	1,690,175
Winbond Electronics Corp.	3,908,000	4,888,068
Wiwynn Corp.	69,000	2,469,017
Yageo Corp.	311,396	6,202,774
Yuanta Financial Holding Co., Ltd.	13,109,765	12,633,367
Zhen Ding Technology Holding Ltd.	256,000	964,738

Total Taiwan		809,615,349

Thailand - 1.6%
Advanced Info Service PCL, NVDR	573,600	3,060,393
B Grimm Power PCL, NVDR	1,782,300	2,335,619
Bangkok Expressway & Metro PCL, NVDR(b)	23,035,400	5,857,676
BTS Group Holdings PCL, NVDR(b)	20,822,500	6,074,583
Bumrungrad Hospital PCL, NVDR	1,107,900	4,441,970
Carabao Group PCL, NVDR	488,800	2,158,040
Central Pattana PCL, NVDR	607,100	994,470
Central Retail Corp. PCL, NVDR	3,905,983	4,082,697
CP ALL PCL, NVDR	3,311,400	6,199,189
Delta Electronics Thailand PCL, NVDR	380,300	6,858,452
Energy Absolute PCL, NVDR	2,848,100	5,420,721
Gulf Energy Development PCL, NVDR	7,501,400	8,016,317
Home Product Center PCL, NVDR	9,092,400	4,085,197
Indorama Ventures PCL, NVDR	1,059,800	1,347,484
Intouch Holdings PCL, NVDR	3,486,900	7,071,716
Minor International PCL, NVDR*	1,672,100	1,565,148
Muangthai Capital PCL, NVDR(b)	1,319,200	2,366,739
Osotspa PCL, NVDR	3,190,700	3,758,157
Siam Global House PCL, NVDR(b)	4,097,499	2,633,650
True Corp. PCL, NVDR(b)	23,085,700	2,290,562

Total Thailand		80,618,780

Turkey - 0.2%
BIM Birlesik Magazalar AS	726,671	5,198,573
Enka Insaat ve Sanayi AS	3,839,312	4,123,255

Total Turkey		9,321,828

United Kingdom - 0.3%
Avast PLC(a)(b)	797,888	5,417,917
Evraz PLC	907,949	7,425,375

Total United Kingdom		12,843,292

TOTAL COMMON STOCKS
(Cost: $4,132,730,813)		5,058,390,818

RIGHTS - 0.0%

Brazil - 0.0%
Ultrapar Participacoes S.A., expiring 7/26/21* (Cost: $0)	1,054,466	8,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

Investments	Principal Amount	Value
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $45,084)	3,280,857 INR	$44,201

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $16,723,233)	16,723,233	16,723,233

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $4,149,499,130)		5,075,166,658
Other Assets less Liabilities - (0.4)%		(19,750,658)

NET ASSETS - 100.0%		$5,055,416,000

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $84,498,082 and the total market value of the collateral held by the Fund was $89,259,182. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $72,535,949.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/1/2021	4,463,686,156	KRW	3,965,958	USD	$—	$(2,289)
Bank of America N.A.	7/1/2021	104,693,989	TWD	3,759,885	USD	—	(2,361)
Merrill Lynch International	7/1/2021	1,302,646	MYR	313,853	USD	—	(76)
Merrill Lynch International	7/2/2021	4,779,045	BRL	952,931	USD	—	(522)
UBS AG	7/2/2021	6,905,958	CNY	1,070,062	USD	—	(1,268)
UBS AG	7/2/2021	46,908,173	HKD	6,040,375	USD	—	(61)

						$—	$(6,577)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$1,822,657,366	$—	$0	*	$1,822,657,366
Taiwan	803,412,575	6,202,774	—		809,615,349
Other	2,426,118,103	—	—		2,426,118,103
Rights	8,406	—	—		8,406
Foreign Corporate Bond	—	44,201	—		44,201
Investment of Cash Collateral for Securities Loaned	—	16,723,233	—		16,723,233

Total Investments in Securities	$5,052,196,450	$22,970,208	$0		$5,075,166,658

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6,577)	$—		$(6,577)

Total - Net	$5,052,196,450	$22,963,631	$0		$5,075,160,081

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.2%

Brazil - 10.8%
AES Brasil Energia S.A.	419,418	$1,161,834
Banco do Brasil S.A.	1,699,640	10,883,034
Banco Santander Brasil S.A.	637,817	5,147,940
CCR S.A.	2,236,111	5,993,741
Centrais Eletricas Brasileiras S.A.	635,461	5,467,053
CPFL Energia S.A.	416,287	2,232,487
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	510,511	2,374,588
Engie Brasil Energia S.A.	528,828	4,125,993
Itausa S.A.	878,111	1,994,971
Petrobras Distribuidora S.A.	1,200,239	6,381,693
Porto Seguro S.A.	111,455	1,187,660
Telefonica Brasil S.A.	75,870	635,041
Transmissora Alianca de Energia Eletrica S.A.	993,496	7,305,918
Vale S.A.	7,230,324	163,184,271

Total Brazil		218,076,224

Chile - 1.0%
AES Gener S.A.	12,589,701	1,725,981
Banco de Chile	52,961,221	5,272,773
Cencosud Shopping S.A.	781,648	1,289,310
Enel Americas S.A.	80,329,543	11,893,154

Total Chile		20,181,218

China - 20.0%
Agile Group Holdings Ltd.	4,268,000	5,528,832
Agricultural Bank of China Ltd., Class H	30,241,000	10,514,071
Anhui Expressway Co., Ltd., Class A	780,500	780,325
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	1,078,500	1,109,971
Asia Cement China Holdings Corp.	857,000	670,958
BAIC Motor Corp., Ltd., Class H(a)(b)	2,060,000	766,613
Bank of Beijing Co., Ltd., Class A	4,480,349	3,376,843
Bank of Jiangsu Co., Ltd., Class A	2,906,670	3,193,920
Bank of Shanghai Co., Ltd., Class A	2,462,600	3,125,199
Baoshan Iron & Steel Co., Ltd., Class A	3,250,220	3,843,051
Beijing Enterprises Holdings Ltd.	564,500	2,002,611
Bestsun Energy Co., Ltd., Class A	1,339,000	963,615
C&D International Investment Group Ltd.*(b)	531,000	954,533
Canny Elevator Co., Ltd., Class A	368,907	510,416
Central China Real Estate Ltd.	2,317,000	602,682
China Aoyuan Group Ltd.	2,155,000	1,817,605
China Cinda Asset Management Co., Ltd., Class H	8,782,000	1,673,656
China Coal Energy Co., Ltd., Class H(b)	3,928,000	2,341,874
China Construction Bank Corp., Class H	75,403,054	59,325,465
China Everbright Environment Group Ltd.	4,610,000	2,611,948
China Fortune Land Development Co., Ltd., Class A*	1,037,660	841,504
China Hongqiao Group Ltd.	2,379,000	3,222,710
China Jinmao Holdings Group Ltd.	7,022,000	2,350,960
China Life Insurance Co., Ltd., Class H	4,482,000	8,887,990
China Lilang Ltd.	1,197,000	776,847
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,390,982	2,357,250
China Overseas Grand Oceans Group Ltd.	2,137,000	1,243,810
China Overseas Land & Investment Ltd.	4,352,000	9,885,496
China Pacific Insurance Group Co., Ltd., Class H	2,279,000	7,175,203
China Power International Development Ltd.	10,466,000	2,291,082
China Railway Group Ltd., Class H	4,621,000	2,409,916
China Resources Cement Holdings Ltd.	4,522,000	4,297,322
China Resources Power Holdings Co., Ltd.	2,680,000	3,658,067
China Sanjiang Fine Chemicals Co., Ltd.	2,663,000	1,080,172
China SCE Group Holdings Ltd.	2,659,000	1,092,245
China Suntien Green Energy Corp., Ltd., Class H	2,535,000	1,243,695
CIFI Holdings Group Co., Ltd.	5,536,000	4,319,960
CITIC Telecom International Holdings Ltd.	5,354,000	1,771,832
COFCO Joycome Foods Ltd.	2,227,000	891,850
Country Garden Holdings Co., Ltd.(b)	10,497,850	11,760,631
CPMC Holdings Ltd.	1,444,000	846,037
Daqin Railway Co., Ltd., Class A	2,908,601	2,961,966
Dexin China Holdings Co., Ltd.*	1,941,000	737,324
Dongyue Group Ltd.	2,206,000	1,846,417
Far East Horizon Ltd.(b)	1,625,000	1,699,106
Fufeng Group Ltd.*	2,358,000	756,056
Gemdale Corp., Class A	1,259,609	1,996,208
Genertec Universal Medical Group Co., Ltd.(a)	1,700,000	1,661,505
Greatview Aseptic Packaging Co., Ltd.	2,480,000	1,117,714
Greenland Holdings Corp., Ltd., Class A	1,088,800	918,364
Greenland Hong Kong Holdings Ltd.	2,927,000	942,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

Investments	Shares	Value
Guangdong Investment Ltd.	3,282,000	$4,716,434
Guangdong Shaoneng Group Co., Ltd., Class A	243,200	205,507
Guangdong Tapai Group Co., Ltd., Class A	425,700	677,278
Guizhou Panjiang Refined Coal Co., Ltd., Class A	650,500	714,785
Hengan International Group Co., Ltd.	795,500	5,326,655
Hexing Electrical Co., Ltd., Class A	317,900	576,618
Hisense Home Appliances Group Co., Ltd., Class H	456,000	629,464
Hopson Development Holdings Ltd.(b)	727,400	3,334,527
Huabao Flavours & Fragrances Co., Ltd., Class A	47,400	372,073
Huafa Industrial Co., Ltd. Zhuhai, Class A	1,424,675	1,486,092
Huaibei Mining Holdings Co., Ltd., Class A	456,700	863,012
Huaneng Power International, Inc., Class H	4,224,000	1,653,516
Hunan Valin Steel Co., Ltd., Class A	965,300	985,998
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	302,900	488,000
Industrial & Commercial Bank of China Ltd., Class H	68,805,823	40,401,830
Industrial Bank Co., Ltd., Class A	2,456,900	7,813,926
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,158,800	912,843
Jiangsu Expressway Co., Ltd., Class H	1,881,727	2,129,887
Jingjin Environmental Protection Co., Ltd., Class A	37,300	127,923
Jinke Properties Group Co., Ltd., Class A	1,007,200	902,535
JNBY Design Ltd.	378,500	672,599
Kunlun Energy Co., Ltd.	5,534,000	5,102,267
KWG Group Holdings Ltd.	3,568,000	4,778,254
Lee & Man Paper Manufacturing Ltd.	1,235,000	939,865
Lenovo Group Ltd.	11,212,000	12,892,750
Logan Group Co., Ltd.	1,265,000	1,892,813
Lomon Billions Group Co., Ltd., Class A	370,800	1,984,425
Lonking Holdings Ltd.	4,914,000	1,588,254
Luxi Chemical Group Co., Ltd., Class A	404,800	1,173,406
Midea Real Estate Holding Ltd.(a)(b)	472,800	1,000,899
MYS Group Co., Ltd., Class A	1,087,500	590,754
Nanjing Iron & Steel Co., Ltd., Class A	1,409,300	776,468
New China Life Insurance Co., Ltd., Class H	528,400	1,803,099
People’s Insurance Co. Group of China Ltd. (The), Class H	7,053,000	2,352,256
Poly Developments & Holdings Group Co., Ltd., Class A	3,336,000	6,216,165
Postal Savings Bank of China Co., Ltd., Class H(a)	8,280,000	5,576,260
Powerlong Real Estate Holdings Ltd.	1,982,000	1,702,317
Qingdao Port International Co., Ltd., Class H(a)(b)	1,103,000	607,897
RiseSun Real Estate Development Co., Ltd., Class A	1,102,300	962,164
SAIC Motor Corp., Ltd., Class A	811,535	2,759,353
Seazen Group Ltd.*	2,140,000	2,028,162
Seazen Holdings Co., Ltd., Class A	393,000	2,530,206
Shaanxi Coal Industry Co., Ltd., Class A	1,019,300	1,869,349
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	549,775	1,913,570
Shandong Publishing & Media Co., Ltd., Class A	928,700	825,006
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	183,900	283,757
Shanghai Industrial Holdings Ltd.	940,000	1,387,150
Shanghai Pudong Development Bank Co., Ltd., Class A	3,653,500	5,654,304
Shanghai Shimao Co., Ltd., Class A	475,800	297,492
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	872,400	641,327
Shenzhen Expressway Co., Ltd., Class H	1,466,000	1,415,814
Shenzhen International Holdings Ltd.(b)	3,591,036	4,966,324
Shenzhen Investment Ltd.	4,772,000	1,468,620
Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,264,600	1,456,117
Shenzhen Tagen Group Co., Ltd., Class A	600,600	514,021
Shimao Group Holdings Ltd.	1,305,000	3,199,547
Shougang Fushan Resources Group Ltd.	11,196,739	3,301,703
Sinoma International Engineering Co., Class A	532,002	755,010
Sinopec Kantons Holdings Ltd.(b)	1,776,000	665,498
Sinotrans Ltd., Class H	2,819,000	1,172,489
SITC International Holdings Co., Ltd.	1,938,000	8,098,032
Sunflower Pharmaceutical Group Co., Ltd., Class A	275,800	696,602
Times China Holdings Ltd.(b)	1,452,000	1,660,315
Uni-President China Holdings Ltd.	1,796,000	1,981,975
Want Want China Holdings Ltd.	9,223,000	6,531,996
Wasu Media Holding Co., Ltd., Class A	313,200	373,720
Wens Foodstuffs Group Co., Ltd., Class A	1,708,400	3,799,412
WH Group Ltd.(a)(b)	10,947,000	9,839,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

Investments	Shares	Value
Xtep International Holdings Ltd.(b)	1,556,194	$2,933,701
Yuexiu Property Co., Ltd.	1,906,600	2,008,278
Yutong Bus Co., Ltd., Class A	789,200	1,525,526
Yuzhou Group Holdings Co., Ltd.	5,000,600	1,281,404
Zhejiang Hangmin Co., Ltd., Class A	984,600	799,998
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	327,700	409,280
Zhejiang Medicine Co., Ltd., Class A	250,900	621,673
Zhejiang Semir Garment Co., Ltd., Class A	286,900	530,601
Zhongliang Holdings Group Co., Ltd.(b)	1,735,500	1,070,462

Total China		402,954,542

Czech Republic - 0.7%
CEZ AS	417,006	12,369,492
O2 Czech Republic AS	156,901	1,925,832

Total Czech Republic		14,295,324

Hong Kong - 0.2%
China Water Affairs Group Ltd.	974,000	750,017
Concord New Energy Group Ltd.	10,730,000	815,197
Perfect Shape Medical Ltd.	1,892,000	2,285,257

Total Hong Kong		3,850,471

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	852,174	1,229,306

India - 5.7%
Engineers India Ltd.	1,326,548	1,420,600
GAIL India Ltd.	4,972,659	10,011,549
Hindustan Petroleum Corp., Ltd.	1,447,634	5,710,296
Hindustan Zinc Ltd.	745,665	3,403,796
Indiabulls Housing Finance Ltd.	576,439	2,024,477
Indus Towers Ltd.	1,487,498	4,775,883
ITC Ltd.	6,208,573	16,930,953
NHPC Ltd.	7,244,175	2,553,443
NIIT Ltd.	393,541	1,520,054
NLC India Ltd.	902,840	741,536
NMDC Ltd.	2,208,715	5,470,529
Oil & Natural Gas Corp., Ltd.	9,662,083	15,299,706
Oil India Ltd.	2,139,960	4,525,786
Oracle Financial Services Software Ltd.	64,007	3,144,377
Polyplex Corp. Ltd.	66,702	1,244,886
Power Grid Corp. of India Ltd.	8,522,283	26,645,750
REC Ltd.	2,234,043	4,464,780
SJVN Ltd.	3,116,169	1,169,664
Sonata Software Ltd.	196,060	1,969,832
Welspun Corp., Ltd.	680,745	1,310,569

Total India		114,338,466

Indonesia - 3.0%
Astra International Tbk PT	30,921,300	10,534,567
Bank Mandiri Persero Tbk PT	22,906,000	9,320,372
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,418,925	702,545
Bank Rakyat Indonesia Persero Tbk PT	52,970,700	14,393,418
Indocement Tunggal Prakarsa Tbk PT	3,021,500	2,146,307
Telkom Indonesia Persero Tbk PT	90,218,600	19,599,213
United Tractors Tbk PT	3,113,400	4,348,024

Total Indonesia		61,044,446

Malaysia - 0.4%
Aeon Co. M Bhd	2,652,200	824,121
AMMB Holdings Bhd	2,224,400	1,580,629
Astro Malaysia Holdings Bhd	7,691,900	2,130,720
Mah Sing Group Bhd	3,481,800	708,688
Malakoff Corp. Bhd	8,531,800	1,674,917
Uchi Technologies Bhd	1,705,300	1,252,840

Total Malaysia		8,171,915

Mexico - 1.8%
Alfa S.A.B. de C.V., Class A	6,124,790	4,601,936
Alpek S.A.B. de C.V.	1,212,937	1,493,136
Corp. Inmobiliaria Vesta S.A.B. de C.V.	980,821	1,910,361
Grupo Mexico S.A.B. de C.V., Series B	5,239,251	24,672,016
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	2,627,710	3,246,612

Total Mexico		35,924,061

Philippines - 0.7%
Globe Telecom, Inc.	74,945	2,824,927
LT Group, Inc.	4,342,800	1,147,641
Manila Electric Co.	505,050	2,867,968
PLDT, Inc.	260,864	6,909,703

Total Philippines		13,750,239

Poland - 0.1%
Asseco Poland S.A.	115,046	2,331,442

Russia - 15.3%
Magnit PJSC, GDR(c)	690,615	10,017,371
Magnitogorsk Iron & Steel Works PJSC, GDR(c)	290,234	3,117,113
MMC Norilsk Nickel PJSC, ADR	2,172,227	74,007,774
Mobile TeleSystems PJSC, ADR	1,792,787	16,601,208
Novolipetsk Steel PJSC, GDR	350,828	11,051,082
PhosAgro PJSC, GDR(c)	441,623	8,938,450
Rosneft Oil Co. PJSC, GDR(c)	4,873,729	37,722,662
Sberbank of Russia PJSC, ADR	7,389,795	122,707,546
Tatneft PJSC, ADR(b)	555,046	24,211,106

Total Russia		308,374,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

Investments	Shares	Value
Singapore - 0.1%
IGG, Inc.	866,000	$1,144,132

South Africa - 3.8%
AECI Ltd.	258,763	1,781,598
African Rainbow Minerals Ltd.	343,319	6,139,648
AVI Ltd.	971,868	4,835,943
Coronation Fund Managers Ltd.	467,747	1,588,776
Equites Property Fund Ltd.	1,642,738	2,172,101
Exxaro Resources Ltd.	827,185	9,756,771
JSE Ltd.	145,058	1,079,903
Kumba Iron Ore Ltd.	193,569	8,684,119
MultiChoice Group	711,705	5,848,654
Oceana Group Ltd.(b)	201,430	923,443
PSG Group Ltd.	340,856	1,899,937
Remgro Ltd.	632,687	5,077,891
Sanlam Ltd.	2,591,376	11,137,722
Vodacom Group Ltd.(b)	1,680,201	15,152,551

Total South Africa		76,079,057

South Korea - 4.7%
BNK Financial Group, Inc.	423,244	2,905,187
Daishin Securities Co., Ltd.	68,462	1,200,661
DGB Financial Group, Inc.	258,387	2,133,818
E1 Corp.	17,083	851,002
Halla Holdings Corp.	20,924	912,284
Hana Financial Group, Inc.	421,674	17,242,896
Huchems Fine Chemical Corp.	30,700	635,182
Hyosung Corp.	23,562	2,155,029
iMarketKorea, Inc.	69,840	703,888
Industrial Bank of Korea	403,244	3,759,767
JB Financial Group Co., Ltd.	262,975	1,758,382
KEPCO Plant Service & Engineering Co., Ltd.	55,182	2,099,675
Koentec Co., Ltd.(b)	54,673	477,718
Korea Asset In Trust Co., Ltd.	163,286	695,251
Korea Real Estate Investment & Trust Co., Ltd.	625,554	1,310,933
Korean Reinsurance Co.	132,555	1,159,407
KT Corp., ADR(b)	372,064	5,190,293
KT&G Corp.	228,947	17,158,573
KUMHOE&C Co., Ltd.	74,454	839,645
Macquarie Korea Infrastructure Fund	1,116,301	12,440,241
Meritz Fire & Marine Insurance Co., Ltd.	78,420	1,420,564
Meritz Securities Co., Ltd.	370,740	1,558,810
NH Investment & Securities Co., Ltd.	168,354	1,928,488
Orion Holdings Corp.	66,745	1,010,525
Posco International Corp.	98,901	2,046,258
Samsung Fire & Marine Insurance Co., Ltd.	29,721	5,819,367
Samsung Securities Co., Ltd.	69,337	2,767,569
SSANGYONG C&E Co., Ltd.(b)	303,029	2,246,852
Tailim Packaging Co., Ltd.*	57,940	251,589

Total South Korea		94,679,854

Taiwan - 27.9%
AcBel Polytech, Inc.(b)	1,265,000	1,180,440
Arcadyan Technology Corp.	264,000	1,009,098
Asia Cement Corp.(b)	8,020,000	14,593,594
Asustek Computer, Inc.(b)	1,746,000	23,280,000
Capital Securities Corp.	4,099,000	2,493,604
Catcher Technology Co., Ltd.(b)	1,297,000	8,472,104
Cathay Financial Holding Co., Ltd.(b)	7,952,000	15,383,142
Charoen Pokphand Enterprise	561,000	1,622,848
Chenbro Micom Co., Ltd.(b)	171,000	457,227
Cheng Uei Precision Industry Co., Ltd.(b)	1,002,000	1,519,408
Chicony Electronics Co., Ltd.(b)	2,082,386	6,008,931
Chicony Power Technology Co., Ltd.	378,000	982,223
China Development Financial Holding Corp.(b)	19,370,000	9,141,875
ChipMOS Technologies, Inc.	915,000	1,563,176
Chong Hong Construction Co., Ltd.(b)	821,000	2,333,717
Cleanaway Co., Ltd.(b)	264,000	1,572,867
Compal Electronics, Inc.(b)	6,687,000	5,364,000
CTBC Financial Holding Co., Ltd.(b)	27,974,000	22,790,841
Eastern Media International Corp.(b)	1,075,000	1,659,040
Elan Microelectronics Corp.(b)	667,000	4,656,133
Far Eastern New Century Corp.(b)	6,669,000	7,659,327
Far EasTone Telecommunications Co., Ltd.(b)	4,083,000	9,466,552
Farglory Land Development Co., Ltd.	1,253,000	2,396,946
Feng Hsin Steel Co., Ltd.(b)	869,000	2,535,655
First Financial Holding Co., Ltd.(b)	9,426,804	7,680,160
Formosa Chemicals & Fibre Corp.(b)	6,785,000	20,625,913
Formosa Plastics Corp.(b)	7,276,000	26,897,371
Fubon Financial Holding Co., Ltd.(b)	9,055,000	24,016,671
Fusheng Precision Co., Ltd.	236,000	1,774,500
Getac Technology Corp.(b)	961,000	1,896,994
Global Mixed Mode Technology, Inc.(b)	146,000	1,231,404
Great Wall Enterprise Co., Ltd.(b)	1,823,000	3,932,249
Greatek Electronics, Inc.	733,000	2,073,052
Holtek Semiconductor, Inc.(b)	479,000	1,719,157
Holy Stone Enterprise Co., Ltd.(b)	228,000	1,186,541
Hon Hai Precision Industry Co., Ltd.(b)	20,016,000	80,459,112
Huaku Development Co., Ltd.(b)	901,000	2,748,677
IBF Financial Holdings Co., Ltd.	4,786,302	2,834,418
Inventec Corp.(b)	6,041,000	5,691,386
ITE Technology, Inc.(b)	290,000	1,264,603
King Yuan Electronics Co., Ltd.(b)	2,784,000	4,486,374
Kung Long Batteries Industrial Co., Ltd.	334,000	1,804,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

Investments	Shares	Value
Kuoyang Construction Co., Ltd.(b)	681,715	$708,323
Lite-On Technology Corp.(b)	7,167,000	14,816,302
Mega Financial Holding Co., Ltd.(b)	11,937,302	14,074,127
Merry Electronics Co., Ltd.(b)	283,275	1,072,607
Mirle Automation Corp.(b)	569,000	892,429
Nan Pao Resins Chemical Co., Ltd.	154,000	859,471
Nantex Industry Co., Ltd.(b)	456,000	2,348,533
Pegatron Corp.(b)	6,879,000	16,986,100
Polytronics Technology Corp.(b)	164,378	790,548
Pou Chen Corp.(b)	3,610,000	5,091,898
Powertech Technology, Inc.	1,685,000	6,501,122
Primax Electronics Ltd.(b)	1,277,000	2,612,436
Promate Electronic Co., Ltd.	1,165,000	1,737,308
Quanta Computer, Inc.(b)	6,325,990	19,866,276
Ruentex Industries Ltd.(b)	1,028,600	3,245,005
Sampo Corp.(b)	915,000	988,479
Sanyang Motor Co., Ltd.	1,753,000	1,900,066
SCI Pharmtech, Inc.(b)	137,000	439,580
Shanghai Commercial & Savings Bank Ltd. (The)(b)	4,315,000	7,007,761
Shin Kong Financial Holding Co., Ltd.(b)	9,336,000	3,193,255
Sinon Corp.(b)	1,561,000	1,260,565
SinoPac Financial Holdings Co., Ltd.(b)	19,591,440	9,668,275
Sitronix Technology Corp.(b)	234,000	2,628,694
Stark Technology, Inc.	456,000	1,112,894
Supreme Electronics Co., Ltd.	1,572,539	2,271,680
Synnex Technology International Corp.	3,994,000	7,296,352
Systex Corp.	590,000	1,914,258
Taiwan Cement Corp.(b)	13,060,135	23,905,496
Taiwan Cogeneration Corp.	932,000	1,294,514
Taiwan Hon Chuan Enterprise Co., Ltd.	864,000	2,384,625
Taiwan Mobile Co., Ltd.(b)	3,357,253	12,290,347
Taiwan Navigation Co., Ltd.(b)	1,567,000	3,683,751
Taiwan PCB Techvest Co., Ltd.(b)	796,000	1,342,737
Taiwan Secom Co., Ltd.	581,000	1,962,211
Taiyen Biotech Co., Ltd.(b)	719,000	841,253
Test Research, Inc.(b)	585,000	1,251,359
Thinking Electronic Industrial Co., Ltd.	181,000	1,292,741
Tong Yang Industry Co., Ltd.(b)	727,000	941,936
Topco Scientific Co., Ltd.(b)	407,435	1,827,882
Tripod Technology Corp.	1,249,000	6,051,682
Tung Ho Steel Enterprise Corp.(b)	2,059,000	3,879,677
TYC Brother Industrial Co., Ltd.	764,000	601,877
U-Ming Marine Transport Corp.(b)	1,557,000	4,979,047
United Integrated Services Co., Ltd.(b)	444,000	3,386,272
Wistron Corp.(b)	9,018,561	10,034,110
WPG Holdings Ltd.	2,862,280	5,249,440
Yulon Nissan Motor Co., Ltd.(b)	117,000	1,140,081
ZongTai Real Estate Development Co., Ltd.(b)	675,000	943,607

Total Taiwan		561,034,428

Thailand - 2.5%
Bangkok Commercial Asset Management PCL, NVDR(b)	1,593,000	924,487
Bangkok Land PCL, NVDR	29,104,400	998,903
Gunkul Engineering PCL, NVDR(b)	12,875,600	1,896,188
Intouch Holdings PCL, NVDR	2,314,600	4,694,196
Jay Mart PCL, NVDR(b)	1,111,800	1,179,445
MC Group PCL, NVDR	1,488,200	422,547
MCS Steel PCL, NVDR	1,459,000	650,973
Origin Property PCL, NVDR	1,968,800	546,718
Pruksa Holding PCL, NVDR	3,509,000	1,510,895
PTT Exploration & Production PCL, NVDR	2,631,600	9,606,777
Quality Houses PCL, NVDR	16,186,200	1,151,468
Ratch Group PCL, NVDR(b)	689,900	984,803
SC Asset Corp. PCL, NVDR	14,188,700	1,372,386
Siam Commercial Bank PCL (The), NVDR	1,874,600	5,732,006
Siam Future Development PCL, NVDR(b)	4,588,000	1,574,665
SPCG PCL, NVDR	1,850,000	1,085,179
Srisawad Finance PCL, NVDR	212,500	276,814
Supalai PCL, NVDR	2,085,200	1,340,253
Thai Vegetable Oil PCL, NVDR	1,094,197	1,118,095
Thaifoods Group PCL, NVDR(b)	2,925,700	450,950
Thanachart Capital PCL, NVDR	1,338,000	1,440,281
Tipco Asphalt PCL, NVDR(b)	1,984,100	1,188,603
Tisco Financial Group PCL, NVDR(b)	981,500	2,710,226
TPI Polene Power PCL, NVDR(b)	13,665,400	1,884,589
TTW PCL, NVDR(b)	4,398,977	1,605,867
Vinythai PCL, NVDR	1,041,200	1,218,253
WHA Corp. PCL, NVDR(b)	13,233,300	1,321,265
WHA Utilities and Power PCL, NVDR(b)	4,781,100	656,376

Total Thailand		49,543,208

Turkey - 0.4%
Aksa Akrilik Kimya Sanayii AS	713,837	1,230,881
Enerjisa Enerji AS(a)	889,725	1,059,989
Ford Otomotiv Sanayi AS	184,371	3,612,080
TAV Havalimanlari Holding AS*	563,418	1,538,334
Tofas Turk Otomobil Fabrikasi AS	381,158	1,296,047

Total Turkey		8,737,331

TOTAL COMMON STOCKS (Cost: $1,587,977,643)		1,995,739,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(d) (Cost: $1,252,743)	24,951	$1,202,888

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(e) (Cost: $3,691,888)	3,691,888	3,691,888

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $1,592,922,274)		2,000,634,752
Other Assets less Liabilities - 0.5%		10,774,708

NET ASSETS - 100.0%		$2,011,409,460

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $314,302,575 and the total market value of the collateral held by the Fund was $339,711,791. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $336,019,903.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree Global High Dividend Fund	$1,640,275	$1,758,660	$2,129,226	$23,284	$(90,105)	$1,202,888	$17,150

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2021	5,652,156	ZAR	394,900	USD	$944	$—
Canadian Imperial Bank of Commerce	7/2/2021	315,775	USD	2,040,841	CNY	—	(74)
Canadian Imperial Bank of Commerce	7/2/2021	146,698	USD	1,139,304	HKD	—	(9)
Goldman Sachs	7/1/2021	4,025,320	MXN	201,913	USD	258	—
Merrill Lynch International	7/1/2021	1,387,471,250	IDR	95,523	USD	165	—
Merrill Lynch International	7/1/2021	6,294,960	THB	196,779	USD	—	(369)

						$1,367	$(452)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,995,739,976	$—	$—	$1,995,739,976
Exchange-Traded Fund	1,202,888	—	—	1,202,888
Investment of Cash Collateral for Securities Loaned	—	3,691,888	—	3,691,888

Total Investments in Securities	$1,996,942,864	$3,691,888	$—	$2,000,634,752

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,367	$—	$1,367
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(452)	$—	$(452)

Total - Net	$1,996,942,864	$3,692,803	$—	$2,000,635,667

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.5%

Brazil - 1.6%
Cia Energetica de Minas Gerais, Preference Shares	1,900	$4,593
Cia Paranaense de Energia, Class A, Preference Shares	4,300	5,082
Cia Siderurgica Nacional S.A.	1,300	11,397
Gerdau S.A., Preference Shares	2,300	13,572
JBS S.A.	900	5,219
Petrobras Distribuidora S.A.	2,900	15,419
Suzano S.A.*	1,700	20,263
Vale S.A.	300	6,771

Total Brazil		82,316

China - 32.1%
Agile Group Holdings Ltd.	22,000	28,499
Agricultural Bank of China Ltd., Class H	73,000	25,380
Alibaba Group Holding Ltd.*	3,500	99,152
Bank of China Ltd., Class H	82,000	29,460
Bank of Hangzhou Co., Ltd., Class A	3,800	8,675
Bank of Shanghai Co., Ltd., Class A	15,100	19,163
By-health Co., Ltd., Class A	1,700	8,656
China Construction Bank Corp., Class H	35,000	27,537
China Hongqiao Group Ltd.	15,500	20,997
China Medical System Holdings Ltd.	8,000	21,067
China Meidong Auto Holdings Ltd.	10,000	54,534
China Power International Development Ltd.	73,000	15,980
China Railway Group Ltd., Class H	25,000	13,038
China Resources Cement Holdings Ltd.	14,000	13,304
China Resources Gas Group Ltd.	4,000	24,002
China Resources Power Holdings Co., Ltd.	18,000	24,569
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	1,400	5,796
China Shenhua Energy Co., Ltd., Class H	20,000	39,197
China Tourism Group Duty Free Corp., Ltd., Class A	500	23,222
China Traditional Chinese Medicine Holdings Co., Ltd.	18,000	12,331
China Yuhua Education Corp., Ltd.(a)	28,000	25,347
China Zheshang Bank Co., Ltd., Class A	28,300	17,388
COSCO Shipping Holdings Co., Ltd., Class H*	3,000	7,556
Dali Foods Group Co., Ltd.(a)	38,000	22,656
Daqin Railway Co., Ltd., Class A	6,600	6,721
Daqo New Energy Corp., ADR*	226	14,694
FAW Jiefang Group Co., Ltd., Class A*	3,100	5,191
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	500	12,363
Guangzhou R&F Properties Co., Ltd., Class H	30,800	35,139
Haitian International Holdings Ltd.	8,000	26,835
Hengan International Group Co., Ltd.	4,500	30,132
Hopson Development Holdings Ltd.	5,900	27,047
Huaneng Power International, Inc., Class H	52,000	20,356
Huaxin Cement Co., Ltd., Class A	4,800	13,052
Industrial & Commercial Bank of China Ltd., Class H	44,000	25,836
JD.com, Inc., ADR*	702	56,027
Jiangsu Expressway Co., Ltd., Class H	12,000	13,583
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	3,100	18,294
Jointown Pharmaceutical Group Co., Ltd., Class A	6,000	14,272
Kingboard Holdings Ltd.	6,500	36,075
Lenovo Group Ltd.	32,000	36,797
Longfor Group Holdings Ltd.(a)	6,000	33,609
PetroChina Co., Ltd., Class H	100,000	48,675
SDIC Power Holdings Co., Ltd., Class A	7,900	11,750
Seazen Group Ltd.*	26,000	24,641
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	4,400	15,315
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,400	11,793
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	7,500	13,453
Shenergy Co., Ltd., Class A	14,900	14,159
Shenzhen International Holdings Ltd.	10,429	14,423
Shenzhen Investment Ltd.	46,000	14,157
Sichuan Road & Bridge Co., Ltd., Class A	4,900	4,755
Tencent Holdings Ltd.	1,600	120,322
Tingyi Cayman Islands Holding Corp.	14,000	27,943
Tongcheng-Elong Holdings Ltd.*	18,800	47,061
Topsports International Holdings Ltd.(a)	27,000	44,224
Uni-President China Holdings Ltd.	22,000	24,278
Vipshop Holdings Ltd., ADR*	2,103	42,228
Want Want China Holdings Ltd.	39,000	27,621
Wuchan Zhongda Group Co., Ltd., Class A	13,100	15,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2021

Investments	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	4,000	$14,870
Yanzhou Coal Mining Co., Ltd., Class H	24,000	32,264
Yuexiu Property Co., Ltd.	14,800	15,589
Yum China Holdings, Inc.	544	36,040
Zhongsheng Group Holdings Ltd.	7,000	58,229

Total China		1,693,275

Hong Kong - 0.8%
Kingboard Laminates Holdings Ltd.	9,500	21,310
Vinda International Holdings Ltd.	6,000	18,465

Total Hong Kong		39,775

Hungary - 0.4%
Richter Gedeon Nyrt	897	23,910

India - 11.7%
Adani Total Gas Ltd.	864	11,855
Aurobindo Pharma Ltd.	1,777	23,075
Britannia Industries Ltd.	439	21,555
Cipla Ltd.*	1,930	25,236
Coal India Ltd.	15,314	30,214
Colgate-Palmolive India Ltd.	887	20,117
Dr. Reddy’s Laboratories Ltd.	347	25,317
GAIL India Ltd.	3,883	7,818
Grasim Industries Ltd.	1,061	21,393
HCL Technologies Ltd.	3,295	43,598
Hindustan Petroleum Corp., Ltd.	8,294	32,716
Indian Oil Corp., Ltd.	22,308	32,383
Infosys Ltd.	1,954	41,556
Ipca Laboratories Ltd.	732	19,956
ITC Ltd.	1,880	5,127
Lupin Ltd.	1,233	19,061
Marico Ltd.	2,896	20,681
MRF Ltd.	20	21,547
Petronet LNG Ltd.	10,452	31,751
Power Grid Corp. of India Ltd.	3,239	10,127
Sun Pharmaceutical Industries Ltd.	2,545	23,127
Tech Mahindra Ltd.	3,099	45,672
Torrent Pharmaceuticals Ltd.	637	24,866
Vedanta Ltd.	4,581	16,200
Wipro Ltd.	6,054	44,442

Total India		619,390

Indonesia - 0.3%
Indofood Sukses Makmur Tbk PT	39,300	16,736

Malaysia - 3.8%
Fraser & Neave Holdings Bhd	900	5,723
HAP Seng Consolidated Bhd	9,800	18,413
Hartalega Holdings Bhd	3,900	6,905
Hong Leong Financial Group Bhd	4,200	18,008
IHH Healthcare Bhd	4,200	5,534
IOI Corp. Bhd	6,100	5,525
Kossan Rubber Industries	8,800	6,826
Kuala Lumpur Kepong Bhd	1,400	6,866
MISC Bhd	3,500	5,716
Nestle Malaysia Bhd	600	19,265
Petronas Gas Bhd	3,900	14,561
QL Resources Bhd	12,200	16,604
Sime Darby Bhd	14,500	7,614
Supermax Corp. Bhd	7,600	6,041
Telekom Malaysia Bhd	13,100	19,154
Tenaga Nasional Bhd	5,300	12,498
Top Glove Corp. Bhd	6,800	6,830
Westports Holdings Bhd	19,100	19,369

Total Malaysia		201,452

Mexico - 2.4%
America Movil S.A.B. de C.V., Series L	51,700	38,949
Arca Continental S.A.B. de C.V.	3,300	19,163
Gruma S.A.B. de C.V., Class B	1,650	18,464
Grupo Bimbo S.A.B. de C.V., Series A	7,000	15,431
Grupo Mexico S.A.B. de C.V., Series B	3,800	17,895
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	9,100	16,166

Total Mexico		126,068

Philippines - 2.3%
Globe Telecom, Inc.	490	18,470
International Container Terminal Services, Inc.	8,080	27,096
Manila Electric Co.	4,320	24,532
PLDT, Inc.	1,380	36,553
Universal Robina Corp.	4,330	12,817

Total Philippines		119,468

Poland - 2.6%
Cyfrowy Polsat S.A.	5,391	42,397
Dino Polska S.A.*(a)	249	18,307
PGE Polska Grupa Energetyczna S.A.*	1,848	4,568
Polski Koncern Naftowy Orlen S.A.	1,609	32,450
Polskie Gornictwo Naftowe i Gazownictwo S.A.	23,139	40,553

Total Poland		138,275

Russia - 5.6%
Magnit PJSC, GDR(b)	352	5,106
Mobile TeleSystems PJSC, ADR	4,379	40,550
Novolipetsk Steel PJSC, GDR	705	22,207
PhosAgro PJSC, GDR(b)	1,374	27,810
Polyus PJSC, GDR(b)	200	19,350
Rosneft Oil Co. PJSC, GDR(b)	4,555	35,256
Sberbank of Russia PJSC, ADR	1,858	30,852
Severstal PAO, GDR(b)	1,194	25,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2021

Investments	Shares	Value
TCS Group Holding PLC, GDR(b)	429	$37,537
VTB Bank PJSC, GDR(b)	23,155	30,796
X5 Retail Group N.V., GDR(b)	535	18,757

Total Russia		293,892

South Africa - 5.2%
African Rainbow Minerals Ltd.	917	16,399
Anglo American Platinum Ltd.	122	14,093
AngloGold Ashanti Ltd.	627	11,658
Aspen Pharmacare Holdings Ltd.*	1,302	14,780
Gold Fields Ltd.	1,186	10,665
Harmony Gold Mining Co., Ltd.	2,505	9,256
Impala Platinum Holdings Ltd.	781	12,880
Kumba Iron Ore Ltd.	416	18,663
Mr. Price Group Ltd.	1,078	15,894
MTN Group*	1,076	7,779
MultiChoice Group	3,630	29,831
Shoprite Holdings Ltd.	1,239	13,488
Sibanye Stillwater Ltd.	2,454	10,253
SPAR Group Ltd. (The)	1,374	17,406
Tiger Brands Ltd.	1,067	15,618
Vodacom Group Ltd.	4,147	37,399
Woolworths Holdings Ltd.*	4,486	16,937

Total South Africa		272,999

South Korea - 8.9%
BGF Retail Co., Ltd.	84	13,389
Cheil Worldwide, Inc.	1,353	30,216
CJ Logistics Corp.*	144	22,633
Coway Co., Ltd.	293	20,476
DB Insurance Co., Ltd.	860	41,849
Hankook Tire & Technology Co., Ltd.	450	20,659
HMM Co., Ltd.*	132	5,145
Industrial Bank of Korea	4,894	45,631
Kia Corp.	259	20,607
Korea Investment Holdings Co., Ltd.	741	67,773
KT&G Corp.	400	29,978
Kumho Petrochemical Co., Ltd.	129	25,086
Meritz Securities Co., Ltd.	5,620	23,630
Samsung Electronics Co., Ltd.	777	55,680
Samsung Engineering Co., Ltd.*	1,027	21,796
Seegene, Inc.	367	26,951

Total South Korea		471,499

Taiwan - 19.6%
Acer, Inc.	17,000	17,877
ASE Technology Holding Co., Ltd.	4,000	16,079
Asia Cement Corp.	13,000	23,655
Asustek Computer, Inc.	2,000	26,667
AU Optronics Corp.	11,000	8,942
Cathay Financial Holding Co., Ltd.	51,000	98,660
Cheng Shin Rubber Industry Co., Ltd.	12,000	20,135
China Development Financial Holding Corp.	232,000	109,495
China Life Insurance Co., Ltd.	35,480	33,554
Compal Electronics, Inc.	28,000	22,460
Delta Electronics, Inc.	1,000	10,875
Evergreen Marine Corp. Taiwan Ltd.*	2,000	14,141
Giant Manufacturing Co., Ltd.	1,000	11,431
Globalwafers Co., Ltd.	1,000	32,983
Innolux Corp.*	12,000	8,937
Inventec Corp.	24,000	22,611
Lite-On Technology Corp.	11,000	22,740
Micro-Star International Co., Ltd.	2,000	11,306
Nan Ya Printed Circuit Board Corp.	1,000	13,979
Novatek Microelectronics Corp.	1,000	17,909
Pegatron Corp.	9,000	22,223
Phison Electronics Corp.	1,000	17,227
Pou Chen Corp.	15,000	21,158
Powertech Technology, Inc.	5,000	19,291
President Chain Store Corp.	1,000	9,439
Quanta Computer, Inc.	6,000	18,843
Realtek Semiconductor Corp.	1,000	18,125
Ruentex Development Co., Ltd.	13,000	26,408
Synnex Technology International Corp.	11,000	20,095
Taiwan Cement Corp.	12,285	22,487
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	170,839
Uni-President Enterprises Corp.	6,000	15,763
Unimicron Technology Corp.	1,000	4,630
United Microelectronics Corp.	6,000	11,435
Vanguard International Semiconductor Corp.	3,000	12,705
Wan Hai Lines Ltd.	2,000	23,042
Winbond Electronics Corp.	5,000	6,254
Wistron Corp.	18,000	20,027
WPG Holdings Ltd.	12,000	22,008
Yang Ming Marine Transport Corp.*	1,000	6,550

Total Taiwan		1,032,985

Turkey - 2.2%
BIM Birlesik Magazalar AS	3,339	23,887
Eregli Demir ve Celik Fabrikalari T.A.S.	6,057	12,550
Ford Otomotiv Sanayi AS	1,080	21,159
Turkcell Iletisim Hizmetleri AS	22,423	41,555
Turkiye Is Bankasi AS, Group C	28,552	16,761

Total Turkey		115,912

TOTAL COMMON STOCKS (Cost: $4,617,758)		5,247,952

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $124)	9,164 INR	123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2021

Value
TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $4,617,882)	$5,248,075
Other Assets less Liabilities - 0.5%	25,887

NET ASSETS - 100.0%	$5,273,962

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree Emerging Markets Multifactor Fund^	$—	$24,092	$23,368	$(724)	$—	$—	$291

^	As of June 30, 2021, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2021	12,925	ZAR	903	USD	$2	$—
Goldman Sachs	7/14/2021	205,166	USD	855,749	MYR	—	(858)
HSBC Holdings PLC	7/14/2021	122,539	USD	1,074,760	TRY	—	(366)
State Street Bank and Trust	7/2/2021	26,588	PHP	546	USD	—	(1)

						$2	$(1,225)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,247,952	$—	$—	$5,247,952
Foreign Corporate Bond	—	123	—	123

Total Investments in Securities	$5,247,952	$123	$—	$5,248,075

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2	$—	$2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,225)	$—	$(1,225)

Total - Net	$5,247,952	$(1,100)	$—	$5,246,852

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 100.1%

Brazil - 4.6%
B3 S.A. - Brasil Bolsa Balcao	114,384	$383,419
Banco Bradesco S.A.	66,538	289,869
Banco Bradesco S.A., Preference Shares	91,733	470,379
Banco do Brasil S.A.	38,886	248,993
Banco Santander Brasil S.A.	28,896	233,225
Cia de Saneamento Basico do Estado de Sao Paulo	24,997	182,228
Cia Paranaense de Energia, Class A, Preference Shares	117,350	138,682
CPFL Energia S.A.	35,006	187,732
Equatorial Energia S.A.	54,936	271,513
Itausa S.A., Preference Shares	137,783	306,163
Lojas Americanas S.A., Preference Shares	46,449	199,761
Lojas Renner S.A.	30,213	266,313
Petrobras Distribuidora S.A.	41,407	220,162
Porto Seguro S.A.	18,771	200,023
Raia Drogasil S.A.	36,459	179,539
Telefonica Brasil S.A.	20,816	174,232
TIM S.A.	111,556	256,333
WEG S.A.	37,820	253,925

Total Brazil		4,462,491

Chile - 0.6%
Embotelladora Andina S.A., Class B, Preference Shares	63,291	147,799
Empresa Nacional de Telecomunicaciones S.A.	31,370	174,060
Enel Americas S.A.	1,451,205	214,857

Total Chile		536,716

China - 31.6%
Anhui Conch Cement Co., Ltd., Class A	37,800	240,146
ANTA Sports Products Ltd.	31,000	729,708
Apeloa Pharmaceutical Co., Ltd., Class A	24,300	110,567
BAIC Motor Corp., Ltd., Class H(a)(b)	282,500	105,130
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	17,400	148,971
Brilliance China Automotive Holdings Ltd.	242,000	150,766
BYD Electronic International Co., Ltd.(b)	37,000	242,987
Centre Testing International Group Co., Ltd., Class A	22,300	110,025
China Aoyuan Group Ltd.(b)	208,000	175,435
China Conch Venture Holdings Ltd.	72,000	303,173
China Everbright Environment Group Ltd.	232,000	131,447
China Gas Holdings Ltd.	74,200	226,445
China Jinmao Holdings Group Ltd.	486,000	162,712
China Lesso Group Holdings Ltd.	114,000	281,262
China Medical System Holdings Ltd.	215,000	566,165
China Mengniu Dairy Co., Ltd.*	81,000	489,702
China Merchants Bank Co., Ltd., Class H	77,500	661,148
China National Building Material Co., Ltd., Class H	324,000	380,497
China Oilfield Services Ltd., Class H	284,000	254,530
China Overseas Land & Investment Ltd.	90,000	204,434
China Overseas Property Holdings Ltd.	290,000	309,947
China Railway Group Ltd., Class H	319,000	166,363
China Resources Beer Holdings Co., Ltd.	42,000	377,228
China Resources Cement Holdings Ltd.	332,000	315,504
China Resources Gas Group Ltd.	58,000	348,037
China Resources Land Ltd.	79,000	319,933
China Shenhua Energy Co., Ltd., Class H	119,000	233,224
China Yuhua Education Corp., Ltd.(a)	162,000	146,650
Chongqing Zhifei Biological Products Co., Ltd., Class A	23,300	673,349
CIFI Holdings Group Co., Ltd.	416,000	324,621
Country Garden Holdings Co., Ltd.(b)	270,518	303,058
Daan Gene Co., Ltd., Class A	27,360	89,937
ENN Energy Holdings Ltd.	28,100	534,800
Far East Horizon Ltd.	343,000	358,642
G-bits Network Technology Xiamen Co., Ltd., Class A	900	73,822
Geely Automobile Holdings Ltd.	153,000	481,705
Great Wall Motor Co., Ltd., Class H	108,500	350,683
Guangdong Investment Ltd.	124,000	178,196
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	6,100	117,337
Haitong Securities Co., Ltd., Class H(b)	167,200	146,405
Hangzhou Tigermed Consulting Co., Ltd., Class A	5,800	173,512
Huaxin Cement Co., Ltd., Class A	24,500	66,620
Industrial & Commercial Bank of China Ltd., Class H	831,000	487,952
Jiangsu Hengli Hydraulic Co., Ltd., Class A	9,500	126,325
Jiangsu Hengrui Medicine Co., Ltd., Class A	36,572	384,712
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	64,500	59,095
Kweichow Moutai Co., Ltd., Class A	1,600	509,285
KWG Group Holdings Ltd.	285,000	381,671
Lenovo Group Ltd.	270,000	310,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2021

Investments	Shares	Value
Lepu Medical Technology Beijing Co., Ltd., Class A	39,700	$197,350
Logan Group Co., Ltd.	211,000	315,718
Longfor Group Holdings Ltd.(a)	80,500	450,916
NetEase, Inc., ADR	7,419	855,040
New China Life Insurance Co., Ltd., Class H	69,700	237,843
People’s Insurance Co. Group of China Ltd. (The), Class H	544,000	181,430
Ping An Insurance Group Co. of China Ltd., Class H	74,000	724,673
Postal Savings Bank of China Co., Ltd., Class H(a)	419,000	282,180
Seazen Holdings Co., Ltd., Class A	19,140	123,227
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	108,000	251,996
Shanghai Baosight Software Co., Ltd., Class A	11,830	93,191
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	102,500	223,852
Shenzhen Expressway Co., Ltd., Class H	134,000	129,413
Shenzhen International Holdings Ltd.(b)	140,154	193,830
Shenzhou International Group Holdings Ltd.	23,900	603,513
Shimao Group Holdings Ltd.	43,500	106,652
Silergy Corp.	3,000	408,075
Sino Biopharmaceutical Ltd.	437,000	428,793
Sinotruk Hong Kong Ltd.	221,000	473,540
SSY Group Ltd.(b)	366,000	327,078
Sun Art Retail Group Ltd.(b)	154,000	114,620
Sunac China Holdings Ltd.	80,000	274,535
Sunny Optical Technology Group Co., Ltd.	19,700	622,518
Tencent Holdings Ltd.	61,500	4,624,864
Tingyi Cayman Islands Holding Corp.	194,000	387,208
Tsingtao Brewery Co., Ltd., Class H	22,000	236,832
Uni-President China Holdings Ltd.	272,000	300,165
Wanhua Chemical Group Co., Ltd., Class A	9,500	159,993
Want Want China Holdings Ltd.	303,000	214,593
Weichai Power Co., Ltd., Class H	194,000	431,175
Wuhan Guide Infrared Co., Ltd., Class A	23,100	98,600
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	77,500	288,101
Xinyi Solar Holdings Ltd.	116,000	250,347
Yealink Network Technology Corp Ltd., Class A	9,000	116,723
Yihai International Holding Ltd.*(b)	47,000	315,619
Yuexiu Property Co., Ltd.	138,800	146,202
Zhejiang Dingli Machinery Co., Ltd., Class A	5,700	51,774
Zhongsheng Group Holdings Ltd.	90,700	754,485
Zijin Mining Group Co., Ltd., Class H	210,000	282,313
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	137,200	143,633

Total China		30,446,948

Hong Kong - 0.4%
Bosideng International Holdings Ltd.	440,000	314,454
Vinda International Holdings Ltd.(b)	37,000	113,870

Total Hong Kong		428,324

Hungary - 0.2%
Richter Gedeon Nyrt	6,351	169,287

India - 16.6%
Adani Ports & Special Economic Zone Ltd.	40,578	384,162
Asian Paints Ltd.	8,628	347,383
Aurobindo Pharma Ltd.	16,464	213,791
Bajaj Finance Ltd.*	6,406	518,465
Bandhan Bank Ltd.*(a)	35,397	157,270
Berger Paints India Ltd.	21,741	235,486
Britannia Industries Ltd.	5,670	278,401
Cipla Ltd.*	46,580	609,056
Colgate-Palmolive India Ltd.	9,638	218,589
Container Corp. of India Ltd.	31,702	297,849
Divi’s Laboratories Ltd.*	4,114	243,987
Dr. Reddy’s Laboratories Ltd.	6,849	499,697
GAIL India Ltd.	152,678	307,389
Grasim Industries Ltd.	16,677	336,266
Havells India Ltd.	18,793	247,826
HCL Technologies Ltd.	20,997	277,823
HDFC Asset Management Co., Ltd.(a)	5,237	205,552
Hindustan Unilever Ltd.	15,571	517,700
Indraprastha Gas Ltd.	30,710	230,439
Indus Towers Ltd.	54,514	175,027
Info Edge India Ltd.	3,591	237,488
Infosys Ltd.	54,274	1,154,263
ITC Ltd.	96,857	264,132
JSW Steel Ltd.	84,281	775,458
Jubilant Foodworks Ltd.*	6,432	266,539
Larsen & Toubro Ltd.	14,943	301,664
Marico Ltd.	53,721	383,628
Nestle India Ltd.	1,777	421,550
Petronet LNG Ltd.	95,942	291,453
Pidilite Industries Ltd.*	11,589	335,828
Piramal Enterprises Ltd.	8,936	288,319
Power Grid Corp. of India Ltd.	111,394	348,284
Reliance Industries Ltd.	33,361	947,308
Shree Cement Ltd.*	905	334,880
Shriram Transport Finance Co., Ltd.	17,000	307,077
Sun Pharmaceutical Industries Ltd.	33,167	301,394
Tata Consultancy Services Ltd.	17,750	798,965
Tech Mahindra Ltd.	32,628	480,860
Titan Co., Ltd.	16,688	388,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2021

Investments	Shares	Value
Torrent Pharmaceuticals Ltd.	5,852	$228,443
UltraTech Cement Ltd.	3,376	307,760
UPL Ltd.	22,962	244,927
Wipro Ltd.	40,806	299,553

Total India		16,010,899

Indonesia - 2.3%
Bank Central Asia Tbk PT	202,000	419,672
Bank Mandiri Persero Tbk PT	691,300	281,288
Bank Rakyat Indonesia Persero Tbk PT	1,311,000	356,230
Charoen Pokphand Indonesia Tbk PT	804,400	346,724
Gudang Garam Tbk PT*	72,000	219,476
Indah Kiat Pulp & Paper Tbk PT	665,600	341,981
Kalbe Farma Tbk PT	2,520,831	243,391

Total Indonesia		2,208,762

Malaysia - 1.9%
AMMB Holdings Bhd	187,200	133,022
Dialog Group Bhd	261,000	181,691
Hartalega Holdings Bhd	196,000	347,007
Kossan Rubber Industries	61,400	47,623
Petronas Gas Bhd	40,000	149,344
PPB Group Bhd	31,300	137,972
Sime Darby Bhd	225,500	118,413
Telekom Malaysia Bhd	139,700	204,258
Tenaga Nasional Bhd	87,600	206,577
Top Glove Corp. Bhd	140,300	140,925
Westports Holdings Bhd	152,600	154,750

Total Malaysia		1,821,582

Mexico - 0.8%
Gruma S.A.B. de C.V., Class B	21,510	240,709
Grupo Bimbo S.A.B. de C.V., Series A	150,275	331,261
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	91,150	161,924

Total Mexico		733,894

Philippines - 1.5%
Bank of the Philippine Islands	120,710	219,338
Globe Telecom, Inc.	6,475	244,064
International Container Terminal Services, Inc.	137,470	461,003
Megaworld Corp.	2,568,000	169,920
Puregold Price Club, Inc.	165,200	137,060
Universal Robina Corp.	69,590	205,997

Total Philippines		1,437,382

Poland - 0.3%
Polski Koncern Naftowy Orlen S.A.	14,122	284,814

Russia - 1.8%
Mobile TeleSystems PJSC, ADR	25,503	236,158
Novatek PJSC, GDR(c)	2,310	506,583
Polymetal International PLC	10,570	226,987
Rosneft Oil Co. PJSC, GDR(c)	46,074	356,613
Surgutneftegas PJSC, ADR	34,727	172,315
VTB Bank PJSC, GDR(c)	184,417	245,275

Total Russia		1,743,931

Singapore - 0.2%
BOC Aviation Ltd.(a)	19,200	161,940

South Africa - 2.2%
Anglo American Platinum Ltd.	3,536	408,461
Exxaro Resources Ltd.	26,507	312,654
Gold Fields Ltd.	25,208	226,680
Kumba Iron Ore Ltd.	9,986	448,004
Sanlam Ltd.	56,179	241,457
SPAR Group Ltd. (The)	19,524	247,339
Vodacom Group Ltd.(b)	23,134	208,629

Total South Africa		2,093,224

South Korea - 13.7%
BGF Retail Co., Ltd.	1,356	216,136
Cheil Worldwide, Inc.	13,475	300,933
CJ CheilJedang Corp.	429	175,615
CJ Corp.	2,091	198,674
CJ ENM Co., Ltd.	1,686	273,527
DL Holdings Co., Ltd.	1,664	118,208
Douzone Bizon Co., Ltd.	1,368	100,825
Fila Holdings Corp.	5,985	309,308
GS Engineering & Construction Corp.	12,044	458,809
GS Retail Co., Ltd.	3,945	135,394
Hana Financial Group, Inc.	10,917	446,413
Hyundai Glovis Co., Ltd.	1,125	208,787
Korea Aerospace Industries Ltd.	8,034	234,710
Korea Investment Holdings Co., Ltd.	3,039	277,953
Korea Zinc Co., Ltd.	453	173,573
KT&G Corp.	2,958	221,689
Kumho Petrochemical Co., Ltd.	3,502	681,026
LG Corp.	2,483	225,998
LG Electronics, Inc.	5,389	782,402
LG Household & Health Care Ltd.	301	470,951
LG Household & Health Care Ltd., Preference Shares	371	252,022
LG Innotek Co., Ltd.	1,204	238,416
Mirae Asset Securities Co., Ltd.	20,390	170,739
NAVER Corp.	1,812	671,767
NCSoft Corp.	639	465,284
Orion Corp.	1,356	142,686
Posco International Corp.	11,638	240,790
S-1 Corp.	2,495	181,451
Samsung C&T Corp.	2,226	269,812
Samsung Electronics Co., Ltd.	53,504	3,834,101
Samsung SDS Co., Ltd.	1,497	245,922
Samsung Securities Co., Ltd.	7,935	316,724
Yuhan Corp.	2,961	165,910

Total South Korea		13,206,555

Taiwan - 18.6%
Accton Technology Corp.	29,000	343,993
Advantech Co., Ltd.	27,895	345,402
Asia Cement Corp.	182,000	331,176
ASMedia Technology, Inc.	3,000	144,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2021

Investments	Shares	Value
Chailease Holding Co., Ltd.	72,264	$525,203
Chicony Electronics Co., Ltd.	73,000	210,649
E.Sun Financial Holding Co., Ltd.	414,131	390,907
Eclat Textile Co., Ltd.	15,000	353,163
Feng TAY Enterprise Co., Ltd.	45,377	398,194
Giant Manufacturing Co., Ltd.	18,000	205,760
Hiwin Technologies Corp.	28,677	406,547
Hon Hai Precision Industry Co., Ltd.	172,000	691,395
Largan Precision Co., Ltd.	2,000	222,521
Lite-On Technology Corp.	115,000	237,739
Micro-Star International Co., Ltd.	73,000	412,651
Nanya Technology Corp.	126,000	360,420
Nien Made Enterprise Co., Ltd.	30,000	445,222
Novatek Microelectronics Corp.(b)	41,000	734,284
Powertech Technology, Inc.	72,000	277,793
President Chain Store Corp.	37,000	349,251
Quanta Computer, Inc.	81,000	254,374
Realtek Semiconductor Corp.	34,000	616,241
SinoPac Financial Holdings Co., Ltd.	444,000	219,112
Standard Foods Corp.	145,000	281,543
Synnex Technology International Corp.	206,000	376,327
Taiwan Cement Corp.	179,000	327,645
Taiwan Cooperative Financial Holding Co., Ltd.	252,000	192,194
Taiwan Semiconductor Manufacturing Co., Ltd.	263,291	5,622,545
United Microelectronics Corp.	211,000	402,121
Walsin Technology Corp.	62,000	506,236
Wistron Corp.	170,000	189,143
Wiwynn Corp.	6,000	214,697
Yageo Corp.	37,000	737,012
Yuanta Financial Holding Co., Ltd.	309,000	297,771
Zhen Ding Technology Holding Ltd.	63,000	237,416

Total Taiwan		17,861,465

Thailand - 2.0%
Charoen Pokphand Foods PCL, NVDR	176,800	146,184
Energy Absolute PCL, NVDR	120,900	230,106
Global Power Synergy PCL, NVDR	91,000	207,270
Home Product Center PCL, NVDR	311,300	139,866
Intouch Holdings PCL, NVDR	86,600	175,632
Krungthai Card PCL, NVDR(b)	128,900	269,463
Muangthai Capital PCL, NVDR	97,700	175,281
Osotspa PCL, NVDR	115,300	135,806
PTT Exploration & Production PCL, NVDR	70,300	256,633
Thai Union Group PCL, NVDR	289,500	178,849

Total Thailand		1,915,090

Turkey - 0.8%
Aselsan Elektronik Sanayi ve Ticaret AS	158,760	269,001
Ford Otomotiv Sanayi AS	21,661	424,368
Investments	Shares	Value
Turkcell Iletisim Hizmetleri AS	69,652	129,082

Total Turkey		822,451

TOTAL COMMON STOCKS (Cost: $70,683,732)		96,345,755

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $2,260)	164,430 INR	2,215

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $511,707)	511,707	511,707

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $71,197,699)		96,859,677
Other Assets less Liabilities - (0.6)%		(601,510)

NET ASSETS - 100.0%		$96,258,167

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,208,481 and the total market value of the collateral held by the Fund was $2,562,177. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,050,470.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$30,296,182	$150,766	$—	$30,446,948
Taiwan	17,124,453	737,012	—	17,861,465
Other	48,037,342	—	—	48,037,342
Foreign Corporate Bond	—	2,215	—	2,215
Investment of Cash Collateral for Securities Loaned	—	511,707	—	511,707

Total Investments in Securities	$95,457,977	$1,401,700	$—	$96,859,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.5%

Brazil - 4.6%
AES Brasil Energia S.A.	1,666,529	$4,616,470
Alupar Investimento S.A.	233,050	1,225,198
BR Properties S.A.	319,818	584,460
BrasilAgro - Co. Brasileira de Propriedades Agricolas	151,763	907,339
Cia de Locacao das Americas	610,158	3,332,987
Cia de Saneamento de Minas Gerais-COPASA	1,016,747	3,138,677
Cia de Saneamento do Parana	1,247,122	5,162,116
Cia Hering	375,514	2,560,127
Construtora Tenda S.A.	289,248	1,443,977
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,858,635	8,645,245
Direcional Engenharia S.A.	411,330	1,147,627
Duratex S.A.	745,787	3,537,318
EDP - Energias do Brasil S.A.	1,322,075	4,658,227
Ez Tec Empreendimentos e Participacoes S.A.	126,261	782,801
Fleury S.A.	649,129	3,353,114
Grendene S.A.	1,251,076	2,500,731
Guararapes Confeccoes S.A.	433,123	1,797,972
Iguatemi Empresa de Shopping Centers S.A.	169,096	1,363,120
JHSF Participacoes S.A.	787,900	1,141,531
Movida Participacoes S.A.	239,185	938,560
Multiplan Empreendimentos Imobiliarios S.A.	520,058	2,435,578
Odontoprev S.A.	1,118,721	2,905,016
Qualicorp Consultoria e Corretora de Seguros S.A.	173,842	1,001,579
Sao Martinho S.A.	309,252	2,227,322
SLC Agricola S.A.	348,615	3,565,456
TOTVS S.A.	424,503	3,185,137
Transmissora Alianca de Energia Eletrica S.A.	3,919,101	28,820,078
Wiz Solucoes e Corretagem de Seguros S.A.	667,184	2,348,111
YDUQS Participacoes S.A.	684,917	4,482,532

Total Brazil		103,808,406

Chile - 1.0%
AES Gener S.A.	36,417,585	4,992,657
Empresa Nacional de Telecomunicaciones S.A.	702,478	3,897,778
Engie Energia Chile S.A.	2,625,661	1,987,087
Inversiones Aguas Metropolitanas S.A.	3,511,366	1,933,853
Parque Arauco S.A.*	2,473,439	3,498,980
SMU S.A.	15,503,823	1,855,706
SONDA S.A.	1,615,881	923,443
Vina Concha y Toro S.A.	1,479,719	2,630,982

Total Chile		21,720,486

China - 17.2%
Anhui Zhongding Sealing Parts Co., Ltd., Class A	605,900	1,132,760
Asia Cement China Holdings Corp.(a)	4,505,000	3,527,032
Asiainfo Technologies Ltd.(a)(b)	1,236,800	2,102,250
Ausnutria Dairy Corp., Ltd.*(a)	2,312,000	3,096,223
BAIC Motor Corp., Ltd., Class H(a)(b)	12,842,000	4,779,049
Bank of Chongqing Co., Ltd., Class H	2,028,500	1,350,444
Beijing Jingneng Clean Energy Co., Ltd., Class H(a)	10,428,000	2,511,040
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	893,000	1,474,180
C&D International Investment Group Ltd.*(a)	3,129,000	5,624,734
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
CECEP Solar Energy Co., Ltd., Class A	2,753,100	2,654,484
CECEP Wind-Power Corp., Class A	1,934,200	1,119,549
Central China Real Estate Ltd.(a)	9,408,000	2,447,145
Chaowei Power Holdings Ltd.	2,272,000	710,928
China Communications Services Corp., Ltd., Class H	12,334,000	6,162,354
China Everbright Greentech Ltd.(a)(b)	4,171,000	1,589,801
China Hanking Holdings Ltd.	3,585,000	609,360
China Harmony Auto Holding Ltd.(a)	2,693,000	1,182,502
China Kepei Education Group Ltd.(a)	2,092,000	1,508,553
China Lilang Ltd.	5,209,000	3,380,616
China Longyuan Power Group Corp., Ltd., Class H	9,114,000	15,702,765
China New Higher Education Group Ltd.(a)(b)	2,752,000	1,885,259
China Overseas Grand Oceans Group Ltd.	12,590,000	7,327,826
China Overseas Property Holdings Ltd.	2,095,000	2,239,098
China Power International Development Ltd.	58,163,000	12,732,296
China Reinsurance Group Corp., Class H	54,918,000	5,586,667
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	533,088	982,609
China Resources Medical Holdings Co., Ltd.	2,045,500	2,483,832
China Risun Group Ltd., Class H(a)	4,488,000	2,820,224
China Sanjiang Fine Chemicals Co., Ltd.(a)	16,539,000	6,708,583
China SCE Group Holdings Ltd.	15,265,000	6,270,447
China South City Holdings Ltd.	23,358,000	2,556,616
China Tian Lun Gas Holdings Ltd.(a)	1,999,000	2,061,846
China Xinhua Education Group Ltd.(b)	1,761,000	501,144
Chinasoft International Ltd.*	944,000	1,721,259
Chongqing Department Store Co., Ltd., Class A	276,876	1,176,245
CIMC Enric Holdings Ltd.(a)	4,854,000	5,050,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
CIMC Vehicles Group Co., Ltd., Class H(b)	2,452,000	$2,494,357
Cinda Real Estate Co., Ltd., Class A*	1,398,200	753,041
CITIC Telecom International Holdings Ltd.	15,408,000	5,099,063
COFCO Joycome Foods Ltd.(a)	13,806,000	5,528,907
Colour Life Services Group Co., Ltd.*(a)	1,846,000	725,008
Consun Pharmaceutical Group Ltd.	7,205,000	4,703,844
COSCO Shipping Development Co., Ltd., Class H(a)	30,738,000	6,570,444
CPMC Holdings Ltd.	5,090,000	2,982,223
CT Environmental Group Ltd.*†(a)	6,050,000	0
DaFa Properties Group Ltd.(a)	789,000	634,992
Dexin China Holdings Co., Ltd.*(a)	5,724,000	2,174,366
Dongyue Group Ltd.(a)	9,991,811	8,363,125
Duiba Group Ltd.*(a)	1,494,800	436,938
Dynagreen Environmental Protection Group Co., Ltd., Class H(a)	1,585,000	728,632
E-House China Enterprise Holdings Ltd.(a)	1,827,300	1,562,388
EEKA Fashion Holdings Ltd.(a)	268,000	411,360
Fantasia Holdings Group Co., Ltd.*(a)	6,840,000	775,086
FAWER Automotive Parts Co., Ltd., Class A	635,000	626,013
FriendTimes, Inc.(a)	3,350,000	944,713
Fu Shou Yuan International Group Ltd.	1,660,000	1,620,273
Fufeng Group Ltd.*	8,833,000	2,832,165
Fujian Funeng Co., Ltd., Class A	732,700	1,189,520
Fujian Green Pine Co., Ltd., Class A	175,800	574,079
Gansu Qilianshan Cement Group Co., Ltd., Class A	1,369,400	2,233,783
Genertec Universal Medical Group Co., Ltd.(b)	7,077,500	6,917,237
Greatview Aseptic Packaging Co., Ltd.	7,352,000	3,313,481
Greenland Hong Kong Holdings Ltd.	10,651,000	3,428,794
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	2,916,000	2,306,102
Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A*	660,900	752,807
Hangcha Group Co., Ltd., Class A	328,780	923,023
Harbin Boshi Automation Co., Ltd., Class A	533,500	1,051,073
Hebei Construction Group Corp. Ltd., Class H	476,500	147,260
Hisense Home Appliances Group Co., Ltd., Class H	1,988,000	2,744,240
Homeland Interactive Technology Ltd.(a)	956,000	641,367
Hope Education Group Co., Ltd.(a)(b)	4,844,000	1,166,425
Huafa Industrial Co., Ltd. Zhuhai, Class A	5,930,310	6,185,963
Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	118,800	609,127
Jiangxi Wannianqing Cement Co., Ltd., Class A	1,343,700	2,379,021
Jiayuan International Group Ltd.	8,344,000	3,545,678
Jizhong Energy Resources Co., Ltd., Class A	2,306,290	1,402,738
JNBY Design Ltd.	1,945,500	3,457,175
Liuzhou Iron & Steel Co., Ltd., Class A	2,037,300	1,860,274
Long Yuan Construction Group Co., Ltd., Class A	486,900	405,408
Lonking Holdings Ltd.	27,956,000	9,035,657
Luxi Chemical Group Co., Ltd., Class A	2,175,100	6,305,028
LVGEM China Real Estate Investment Co., Ltd.*(a)	4,102,000	1,072,266
ORG Technology Co., Ltd., Class A	1,001,000	796,283
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	2,245,500	2,470,886
Poly Property Services Co., Ltd.(a)	84,400	572,749
Powerlong Commercial Management Holdings Ltd.(a)	230,000	808,540
Q Technology Group Co., Ltd.(a)	681,000	1,396,051
Qinhuangdao Port Co., Ltd., Class A	3,318,100	1,376,240
Redsun Properties Group Ltd.	8,463,000	2,811,610
S-Enjoy Service Group Co., Ltd.*	458,000	1,391,837
Sailun Group Co., Ltd., Class A	2,455,200	3,795,967
Sany Heavy Equipment International Holdings Co., Ltd.(a)	3,484,000	3,530,725
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	2,597,866	2,983,257
Shandong Chenming Paper Holdings Ltd., Class H(a)	2,399,500	1,495,468
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	1,186,930	1,831,430
Shanghai AJ Group Co., Ltd., Class A	2,298,930	2,483,426
Shanghai Industrial Holdings Ltd.	3,887,000	5,736,013
Shanghai Industrial Urban Development Group Ltd.	10,334,000	971,409
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	331,098	832,683
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	359,100	821,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
Shanghai Yaoji Technology Co., Ltd., Class A	150,200	$508,380
Shenzhen Expressway Co., Ltd., Class A	1,064,392	1,436,442
Shenzhen Expressway Co., Ltd., Class H	7,420,000	7,165,990
Shenzhen Jinjia Group Co., Ltd., Class A	702,385	1,156,610
Shenzhen Tagen Group Co., Ltd., Class A	3,509,900	3,003,931
Shougang Fushan Resources Group Ltd.	16,978,412	5,006,608
Sichuan Languang Justbon Services Group Co., Ltd., Class H	188,900	1,261,222
Sinic Holdings Group Co., Ltd., Class H(a)	3,561,000	1,921,308
Sinofert Holdings Ltd.*(a)	11,300,000	1,629,699
Sinoma International Engineering Co., Class A	2,745,150	3,895,879
Sinopec Kantons Holdings Ltd.(a)	8,906,000	3,337,234
Skyfame Realty Holdings Ltd.	16,324,000	1,996,922
SSY Group Ltd.(a)	4,852,000	4,336,020
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	1,171,700	1,833,317
TCL Electronics Holdings Ltd.*	3,469,000	2,068,218
Tian Di Science & Technology Co., Ltd., Class A	3,576,700	2,158,823
Tiangong International Co., Ltd.(a)	3,226,000	1,375,002
Tianjin Guangyu Development Co., Ltd., Class A	1,009,900	817,429
Tianli Education International Holdings Ltd.*	856,000	325,167
Tianneng Power International Ltd.(a)	4,572,000	7,994,973
Titan Wind Energy Suzhou Co., Ltd., Class A	491,145	657,500
Tong Ren Tang Technologies Co., Ltd., Class H	3,069,888	2,818,533
Virscend Education Co., Ltd.(a)(b)	8,132,000	1,141,392
Wasu Media Holding Co., Ltd., Class A	1,461,300	1,743,668
Wellhope Foods Co., Ltd., Class A	296,400	477,987
Wisdom Education International Holdings Co., Ltd.(a)	3,428,000	935,810
Wuhan Department Store Group Co., Ltd., Class A	338,500	612,935
Xiamen ITG Group Corp., Ltd., Class A	1,836,400	2,333,353
Xiamen Xiangyu Co., Ltd., Class A	2,553,000	2,469,453
Xinxing Ductile Iron Pipes Co., Ltd., Class A	6,342,400	3,651,460
Xinyu Iron & Steel Co., Ltd., Class A	3,161,600	2,730,305
Xtep International Holdings Ltd.(a)	8,417,629	15,868,719
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)(b)	690,000	876,955
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H(a)(b)	1,002,800	1,106,639
Yuzhou Group Holdings Co., Ltd.(a)	24,501,700	6,278,564
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,505,100	1,879,788
Zhejiang Medicine Co., Ltd., Class A	1,580,000	3,914,880
Zhejiang Meida Industrial Co., Ltd., Class A	491,500	1,390,496
Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	277,537	803,646
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class A	1,147,600	2,065,572
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H(a)	937,800	1,194,311
Zhongshan Public Utilities Group Co., Ltd., Class A	1,457,602	1,840,768
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	968,000	1,160,476

Total China		385,672,911

Hong Kong - 1.5%
Canvest Environmental Protection Group Co., Ltd.(a)	3,157,000	1,837,486
China High Speed Transmission Equipment Group Co., Ltd.*(a)	3,000,000	1,904,492
China Water Affairs Group Ltd.(a)	7,190,000	5,536,574
Comba Telecom Systems Holdings Ltd.(a)	1,676,000	438,108
Concord New Energy Group Ltd.	46,050,000	3,498,587
Digital China Holdings Ltd.(a)	2,189,000	1,446,019
Guotai Junan International Holdings Ltd.	19,515,000	3,116,027
IVD Medical Holding Ltd.	1,882,000	814,273
Ju Teng International Holdings Ltd.	7,010,000	1,471,352
NetDragon Websoft Holdings Ltd.(a)	868,500	2,315,001
Nissin Foods Co., Ltd.(a)	1,043,000	797,777
Perfect Shape Medical Ltd.	6,716,000	8,111,936
Prinx Chengshan Cayman Holding Ltd.	759,000	850,300
VPower Group International Holdings Ltd.(a)(b)	1,543,000	347,708

Total Hong Kong		32,485,640

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	1,678,634	2,421,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
India - 10.9%
AIA Engineering Ltd.*	71,821	$2,067,910
Ajanta Pharma Ltd.	45,101	1,303,761
Amara Raja Batteries Ltd.	262,904	2,635,230
Apollo Tyres Ltd.*	931,131	2,818,572
Avanti Feeds Ltd.	84,836	623,002
Balmer Lawrie & Co., Ltd.	764,748	1,439,368
Balrampur Chini Mills Ltd.	317,385	1,518,819
Birlasoft Ltd.	341,495	1,835,886
Blue Star Ltd.*	146,057	1,603,522
Castrol India Ltd.	1,902,664	3,663,006
CCL Products India Ltd.	200,052	973,346
CESC Ltd.	322,215	3,337,459
Chambal Fertilizers and Chemicals Ltd.	1,248,964	5,151,787
Cochin Shipyard Ltd.(b)	264,784	1,372,189
Coforge Ltd.	45,416	2,540,131
CRISIL Ltd.	98,561	3,367,158
Cummins India Ltd.	592,969	7,175,779
Cyient Ltd.	452,202	5,229,555
DCM Shriram Ltd.	178,854	2,194,469
Deepak Nitrite Ltd.*	90,608	2,204,616
Dr. Lal PathLabs Ltd.(b)	29,024	1,277,810
Emami Ltd.	352,200	2,655,123
Engineers India Ltd.	3,437,916	3,681,664
EPL Ltd.	357,125	1,344,804
Eris Lifesciences Ltd.(b)	121,598	1,157,414
Exide Industries Ltd.	1,657,623	4,066,562
Finolex Cables Ltd.	244,355	1,708,808
Finolex Industries Ltd.*	815,152	2,017,318
Firstsource Solutions Ltd.	1,541,361	3,876,731
Glenmark Pharmaceuticals Ltd.	111,686	980,502
Godfrey Phillips India Ltd.*	74,488	983,586
Godrej Agrovet Ltd.(b)	58,566	499,659
Great Eastern Shipping Co., Ltd. (The)	532,454	2,785,480
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	368,286	1,868,929
Gujarat Pipavav Port Ltd.	655,811	994,789
Gujarat State Fertilizers & Chemicals Ltd.	778,551	1,211,871
Gujarat State Petronet Ltd.	729,577	3,272,447
HeidelbergCement India Ltd.	663,081	2,253,833
Housing & Urban Development Corp. Ltd.	1,663,990	1,187,605
ICICI Securities Ltd.(b)	345,407	2,978,456
Indiabulls Housing Finance Ltd.	3,560,149	12,503,389
Indian Energy Exchange Ltd.(b)	455,577	2,299,337
Indian Hotels Co., Ltd. (The)	609,932	1,160,701
IRB Infrastructure Developers Ltd.	921,395	2,000,715
IRCON International Ltd.(b)	1,028,403	675,179
JB Chemicals & Pharmaceuticals Ltd.	79,327	1,777,147
Jindal Saw Ltd.	680,359	1,070,927
JK Paper Ltd.*	656,869	1,872,602
JSW Energy Ltd.	1,074,195	2,424,273
Jubilant Pharmova Ltd.*	143,163	1,410,347
Jyothy Labs Ltd.*	500,129	1,041,571
Kajaria Ceramics Ltd.	87,717	1,156,441
Kalpataru Power Transmission Ltd.	181,417	1,039,249
KEC International Ltd.*	190,031	1,157,622
L&T Finance Holdings Ltd.*	2,062,241	2,577,454
L&T Technology Services Ltd.(b)	47,513	1,855,711
LIC Housing Finance Ltd.	1,151,949	7,283,950
Mahanagar Gas Ltd.	208,768	3,192,047
Manappuram Finance Ltd.	733,423	1,665,076
Metropolis Healthcare Ltd.(b)	24,607	938,777
MOIL Ltd.	586,557	1,517,094
Multi Commodity Exchange of India Ltd.	93,690	1,917,853
Natco Pharma Ltd.	100,541	1,527,593
Navin Fluorine International Ltd.	39,621	1,998,507
NIIT Ltd.	925,092	3,573,173
NLC India Ltd.	2,309,726	1,897,064
NOCIL Ltd.*	327,447	953,971
Oil India Ltd.	4,665,926	9,867,934
Persistent Systems Ltd.	63,278	2,501,877
Phillips Carbon Black Ltd.	342,165	1,050,018
Polyplex Corp. Ltd.	220,318	4,111,881
Prestige Estates Projects Ltd.*	216,006	841,444
Rallis India Ltd.	219,140	957,871
Redington India Ltd.*	1,342,330	4,828,993
Shriram Transport Finance Co., Ltd.	178,312	3,220,915
SJVN Ltd.	8,257,353	3,099,424
Sobha Ltd.	160,983	1,020,194
Sonata Software Ltd.	739,079	7,425,591
Sterling & Wilson Solar Ltd.*	228,561	836,540
Sterlite Technologies Ltd.	611,143	2,173,903
Sudarshan Chemical Industries*	118,424	1,083,788
Sundaram Finance Ltd.	104,279	3,752,318
Sundram Fasteners Ltd.	182,207	1,982,264
Supreme Industries Ltd.	94,182	2,742,403
Tata Chemicals Ltd.	787,461	7,668,025
Tata Elxsi Ltd.	80,206	4,644,567
Thermax Ltd.*	76,245	1,522,643
Timken India Ltd.	228,043	4,507,937
Torrent Power Ltd.	1,352,806	8,373,820
Trident Ltd.*	6,620,937	1,456,375
Varun Beverages Ltd.	93,495	917,718
Welspun Corp., Ltd.	2,535,848	4,882,011
Welspun India Ltd.	736,831	955,610
Yes Bank Ltd.*(c)	5,997,912	1,093,390

Total India		243,866,180

Indonesia - 1.3%
Ace Hardware Indonesia Tbk PT	13,065,100	1,126,302
AKR Corporindo Tbk PT	8,716,245	1,893,529
Bank BTPN Syariah Tbk PT	4,277,400	849,580
Bank Danamon Indonesia Tbk PT	7,233,600	1,017,693
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	54,767,328	4,570,239
Bank Pembangunan Daerah Jawa Timur Tbk PT	48,152,900	2,341,227
Ciputra Development Tbk PT	14,714,500	943,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	41,360,500	$2,025,238
Japfa Comfeed Indonesia Tbk PT	14,791,500	1,764,779
Perusahaan Gas Negara Tbk PT*	57,358,100	3,975,510
Surya Citra Media Tbk PT*	16,135,600	2,014,168
Tower Bersama Infrastructure Tbk PT	24,607,915	5,447,683
XL Axiata Tbk PT	5,551,600	1,022,260

Total Indonesia		28,991,966

Malaysia - 3.5%
Aeon Co. M Bhd	6,176,800	1,919,324
AEON Credit Service M Bhd	593,700	1,661,759
Alliance Bank Malaysia Bhd	4,593,347	2,666,498
Astro Malaysia Holdings Bhd	13,142,800	3,640,665
British American Tobacco Malaysia Bhd	1,719,000	5,912,880
Bursa Malaysia Bhd	3,731,650	7,128,022
Carlsberg Brewery Malaysia Bhd	840,900	4,496,683
Datasonic Group Bhd	5,410,200	605,984
DRB-Hicom Bhd	1,809,000	710,266
Duopharma Biotech Bhd	1,325,100	967,133
Frontken Corp. Bhd	1,468,500	1,015,198
Gamuda Bhd*	5,794,786	4,368,946
Genting Plantations Bhd	965,900	1,661,213
Globetronics Technology Bhd	3,500,633	1,939,409
Guan Chong Bhd	1,041,100	684,621
Heineken Malaysia Bhd	645,000	3,666,627
IJM Corp. Bhd	8,303,400	3,580,172
Inari Amertron Bhd	5,753,675	4,393,388
KPJ Healthcare Bhd	6,770,600	1,647,189
Lotte Chemical Titan Holding Bhd(b)	2,301,800	1,541,372
Magni-Tech Industries Bhd	1,628,300	925,638
Mah Sing Group Bhd	9,945,200	2,024,255
Malaysia Building Society Bhd	20,916,800	3,048,215
Mega First Corp. Bhd	1,302,800	1,095,212
MMC Corp. Bhd	6,335,000	2,761,978
My EG Services Bhd	4,990,500	2,139,730
Scientex Bhd	3,236,900	3,259,121
Serba Dinamik Holdings Bhd	6,785,200	539,351
SKP Resources Bhd	1,964,425	771,291
Syarikat Takaful Malaysia Keluarga Bhd	1,269,500	1,330,200
TIME dotCom Bhd	1,439,500	4,875,194
VS Industry Bhd	4,047,250	1,345,346
Yinson Holdings Bhd	900,800	1,087,079

Total Malaysia		79,409,959

Mexico - 1.8%
Alpek S.A.B. de C.V.	4,655,578	5,731,057
Bolsa Mexicana de Valores S.A.B. de C.V.	3,635,206	8,016,971
Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,901,607	7,599,223
Grupo Herdez S.A.B. de C.V.	846,332	1,930,235
Grupo Lala S.A.B. de C.V.(a)	2,411,455	1,983,860
Industrias Bachoco S.A.B. de C.V., Series B(a)	452,425	1,710,355
La Comer S.A.B. de C.V.	1,041,382	2,209,285
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	3,866,891	4,777,656
Megacable Holdings S.A.B. de C.V., Series CPO	1,082,853	3,836,390
Qualitas Controladora S.A.B. de C.V.(a)	702,180	3,276,640

Total Mexico		41,071,672

Philippines - 0.8%
Bloomberry Resorts Corp.*	14,459,300	1,928,302
Century Pacific Food, Inc.	3,852,400	1,846,690
First Gen Corp.	1,205,600	740,920
Manila Water Co., Inc.*	3,767,745	1,412,470
Nickel Asia Corp.	24,517,300	2,767,394
Robinsons Land Corp.	9,687,326	3,429,212
Robinsons Retail Holdings, Inc.	1,154,930	1,270,506
Security Bank Corp.	1,393,680	3,368,928
Wilcon Depot, Inc.	2,633,900	1,087,229

Total Philippines		17,851,651

Poland - 0.4%
Asseco Poland S.A.	231,913	4,699,787
LiveChat Software S.A.	65,262	2,362,254
TEN Square Games S.A.	4,168	539,749
Warsaw Stock Exchange	194,093	2,428,839

Total Poland		10,030,629

Singapore - 0.3%
IGG, Inc.	5,109,000	6,749,852

South Africa - 4.5%
AECI Ltd.	722,840	4,976,794
African Rainbow Minerals Ltd.	1,296,356	23,183,017
Allied Electronics Corp. Ltd., Class A	969,030	574,140
AVI Ltd.	3,656,294	18,193,448
Cashbuild Ltd.	105,388	2,044,470
Coronation Fund Managers Ltd.	2,656,258	9,022,394
DRDGOLD Ltd.(a)	3,314,604	3,465,782
Equites Property Fund Ltd.	5,511,443	7,287,476
Italtile Ltd.	2,174,982	2,539,224
JSE Ltd.	782,731	5,827,142
Oceana Group Ltd.(a)	716,720	3,285,756
PSG Group Ltd.	1,299,574	7,243,848
SPAR Group Ltd. (The)	987,260	12,507,080

Total South Africa		100,150,571

South Korea - 15.1%
Aekyung Industrial Co., Ltd.(a)	41,432	1,011,748
AfreecaTV Co., Ltd.	10,493	1,108,793
Ahnlab, Inc.	53,317	3,399,335
BGF Retail Co., Ltd.	27,676	4,411,350
Binggrae Co., Ltd.	21,023	1,187,287
BNK Financial Group, Inc.	2,657,477	18,241,173
Bukwang Pharmaceutical Co., Ltd.(a)	46,302	832,585
Cheil Worldwide, Inc.	340,366	7,601,301
Chong Kun Dang Pharmaceutical Corp.	6,907	840,260
CJ Corp.	44,368	4,215,581
Com2uS Corp.	14,509	1,593,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
Daesang Corp.	112,834	$2,780,396
Daesang Holdings Co., Ltd.	78,143	815,327
Daishin Securities Co., Ltd.	351,569	6,165,686
DB HiTek Co., Ltd.(a)	76,638	4,246,514
DGB Financial Group, Inc.	1,552,609	12,821,794
Dohwa Engineering Co., Ltd.	78,508	657,399
Dong-A Socio Holdings Co., Ltd.	7,652	825,572
Dong-A ST Co., Ltd.	16,468	1,257,602
DongKook Pharmaceutical Co., Ltd.	32,050	802,566
Dongsuh Cos., Inc.	261,441	7,080,718
Dongsung Finetec Co., Ltd.	83,365	943,839
Dongwon Development Co., Ltd.	366,570	2,014,890
DoubleUGames Co., Ltd.	10,482	554,746
Douzone Bizon Co., Ltd.	13,483	993,730
e-Credible Co., Ltd.	59,800	1,144,332
E1 Corp.	44,600	2,221,782
EBEST Investment & Securities Co., Ltd.(a)	210,807	1,551,827
Echo Marketing, Inc.	57,915	1,262,543
Ecopro Co., Ltd.(a)	15,263	613,285
Eugene Investment & Securities Co., Ltd.	201,055	815,896
F&F Holdings Co., Ltd.	6,160	205,944
Fila Holdings Corp.	37,312	1,928,303
GOLFZON Co., Ltd.(a)	12,615	1,513,374
Green Cross Corp.(a)	3,403	992,661
Green Cross Holdings Corp.	71,750	2,172,601
GS Engineering & Construction Corp.(a)	386,739	14,732,587
HAESUNG DS Co., Ltd.	48,825	1,788,422
Halla Holdings Corp.	70,256	3,063,153
Handsome Co., Ltd.	32,243	1,229,709
Hanjin Transportation Co., Ltd.	12,389	470,851
Hankook & Co. Co., Ltd.	75,845	1,370,551
Hansol Chemical Co., Ltd.	19,754	4,306,360
Hansol Paper Co., Ltd.	156,855	2,277,298
Hanssem Co., Ltd.	23,401	2,129,914
Hanwha Corp.	179,178	5,051,637
Hanwha Systems Co., Ltd.	135,325	2,048,831
HDC Holdings Co., Ltd.	97,624	1,122,613
HDC Hyundai Development Co-Engineering & Construction	85,771	2,399,136
Hitejinro Holdings Co., Ltd.	39,407	596,625
Huchems Fine Chemical Corp.(a)	106,341	2,200,191
Huons Co., Ltd.(a)	14,232	786,068
Hyosung Chemical Corp.*	9,479	2,946,011
Hyosung Corp.	83,977	7,680,710
Hyundai Department Store Co., Ltd.	37,695	2,925,492
Hyundai Elevator Co., Ltd.	60,112	2,834,389
Hyundai Greenfood Co., Ltd.	212,085	2,024,520
Hyundai Marine & Fire Insurance Co., Ltd.	305,064	6,907,723
Hyundai Motor Securities Co., Ltd.	165,679	2,044,966
Hyundai Wia Corp.(a)	38,287	3,450,811
iMarketKorea, Inc.	183,018	1,844,563
Innocean Worldwide, Inc.(a)	36,330	2,129,184
IS Dongseo Co., Ltd.	35,326	1,907,224
JB Financial Group Co., Ltd.	1,102,673	7,373,021
JW Life Science Corp.	39,622	686,080
KEPCO Plant Service & Engineering Co., Ltd.(a)	205,080	7,803,293
Kginicis Co., Ltd.	37,594	719,399
KIWOOM Securities Co., Ltd.	31,571	3,672,513
Koentec Co., Ltd.	180,514	1,577,283
Kolon Industries, Inc.	59,845	4,293,812
Korea Aerospace Industries Ltd.(a)	171,273	5,003,669
Korea Asset In Trust Co., Ltd.	452,173	1,925,294
Korea Electric Terminal Co., Ltd.(a)	15,440	1,384,753
Korea Petrochemical Ind Co., Ltd.	9,468	2,000,963
Korea Real Estate Investment & Trust Co., Ltd.	1,908,430	3,999,374
Korean Reinsurance Co.	667,447	5,837,902
KT Skylife Co., Ltd.	123,292	1,176,920
KUMHOE&C Co., Ltd.(a)	199,100	2,245,323
Kyungdong Pharm Co., Ltd.	117,569	1,174,489
LEENO Industrial, Inc.	18,976	2,957,233
LG International Corp.	81,832	2,267,157
LIG Nex1 Co., Ltd.	33,617	1,267,186
LOTTE Fine Chemical Co., Ltd.	70,443	4,128,436
LOTTE Himart Co., Ltd.(a)	39,938	1,269,618
LS Electric Co., Ltd.	39,780	1,974,606
Maeil Dairies Co., Ltd.	14,016	962,071
Mcnex Co., Ltd.(a)	25,703	1,081,847
MegaStudyEdu Co., Ltd.(a)	36,461	2,233,991
Meritz Financial Group, Inc.	288,486	5,430,807
Meritz Fire & Marine Insurance Co., Ltd.	444,285	8,048,141
Meritz Securities Co., Ltd.(a)	2,269,469	9,542,189
Mirae Asset Life Insurance Co., Ltd.(a)	396,465	1,506,789
NICE Holdings Co., Ltd.(a)	54,751	926,170
NICE Information Service Co., Ltd.	54,705	1,219,283
NongShim Co., Ltd.	10,228	2,847,292
Orion Holdings Corp.	180,789	2,737,160
Partron Co., Ltd.	206,753	1,909,365
PI Advanced Materials Co., Ltd.	21,175	1,034,165
Poongsan Corp.	46,604	1,578,780
Posco International Corp.	302,851	6,265,975
Samjin Pharmaceutical Co., Ltd.	60,980	1,497,222
Samyang Holdings Corp.	30,208	2,964,067
Samyang Packaging Corp.	45,005	1,112,986
SaraminHR Co., Ltd.(a)	29,442	1,096,738
Seah Besteel Corp.	73,688	2,074,244
Seohee Construction Co., Ltd.	898,736	1,659,966
Seoul Semiconductor Co., Ltd.	47,511	801,589
SFA Engineering Corp.	65,206	2,507,144
Silicon Works Co., Ltd.(a)	38,642	4,172,506
SK D&D Co., Ltd.	20,875	673,806
SK Discovery Co., Ltd.	24,261	1,139,641
SK Materials Co., Ltd.(a)	9,717	3,038,099
SKC Co., Ltd.(a)	33,765	4,752,255
SNT Motiv Co., Ltd.	43,742	2,757,787
Taeyoung Engineering & Construction Co., Ltd.	98,103	1,088,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
Tailim Packaging Co., Ltd.*	202,147	$877,768
Tongyang Life Insurance Co., Ltd.	428,718	2,135,691
Unid Co., Ltd.	36,132	2,489,760
WiSoL Co., Ltd.	55,833	639,565
Youlchon Chemical Co., Ltd.(a)	57,127	1,128,691
Youngone Corp.	40,164	1,583,520
Zinus, Inc.(a)	19,366	1,771,254

Total South Korea		337,121,563

Taiwan - 28.0%
AcBel Polytech, Inc.(a)	1,756,303	1,638,901
Acer, Inc.(a)	5,621,000	5,911,002
Arcadyan Technology Corp.(a)	543,681	2,078,135
Asia Optical Co., Inc.(a)	484,000	1,598,134
Asia Vital Components Co., Ltd.(a)	510,000	1,477,147
ASROCK, Inc.(a)	102,000	706,541
Capital Securities Corp.(a)	11,628,340	7,074,037
Cathay Real Estate Development Co., Ltd.(a)	2,042,000	1,451,112
Chang Wah Electromaterials, Inc.(a)	1,787,000	2,116,501
Charoen Pokphand Enterprise(a)	1,192,000	3,448,190
Chenbro Micom Co., Ltd.(a)	344,000	919,803
Cheng Loong Corp.(a)	3,684,000	6,412,705
Cheng Uei Precision Industry Co., Ltd.(a)	2,152,000	3,263,239
Chicony Electronics Co., Ltd.(a)	4,610,652	13,304,492
Chicony Power Technology Co., Ltd.(a)	782,625	2,033,631
Chilisin Electronics Corp.(a)	484,000	1,754,473
Chin-Poon Industrial Co., Ltd.(a)	1,038,000	1,214,493
China Chemical & Pharmaceutical Co., Ltd.(a)	1,084,000	949,290
China Metal Products(a)	651,000	795,569
China Steel Chemical Corp.(a)	572,726	2,353,598
ChipMOS Technologies, Inc.	2,077,000	3,548,325
Chong Hong Construction Co., Ltd.(a)	1,849,000	5,255,838
Chroma ATE, Inc.(a)	542,132	3,726,093
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	832,000	1,516,935
Cleanaway Co., Ltd.(a)	530,161	3,158,608
Compeq Manufacturing Co., Ltd.(a)	2,919,000	4,400,108
CTCI Corp.(a)	1,290,190	1,815,180
Cub Elecparts, Inc.(a)	169,092	1,253,208
DA CIN Construction Co., Ltd.(a)	1,851,000	2,301,917
Da-Li Development Co., Ltd.(a)	1,258,988	1,339,758
Darfon Electronics Corp.(a)	969,000	1,596,307
Daxin Materials Corp.	344,000	1,079,070
De Licacy Industrial Co., Ltd.(a)	1,753,000	1,157,656
Eastern Media International Corp.(a)	2,044,000	3,154,491
Elan Microelectronics Corp.(a)	1,279,409	8,931,182
Elite Advanced Laser Corp.(a)	73,000	148,816
Elite Material Co., Ltd.(a)	1,154,163	9,030,329
Elite Semiconductor Microelectronics Technology, Inc.(a)	577,000	3,375,541
Ennoconn Corp.(a)	82,046	644,884
Eternal Materials Co., Ltd.(a)	3,741,494	5,438,511
Eva Airways Corp.(a)	4,123,664	2,982,210
Everlight Electronics Co., Ltd.(a)	1,134,165	2,145,195
Excelsior Medical Co., Ltd.(a)	664,000	1,386,982
Far Eastern Department Stores Ltd.(a)	2,918,841	2,383,262
Far Eastern International Bank(a)	10,370,595	3,945,386
Faraday Technology Corp.(a)	444,000	1,212,684
Farglory F T Z Investment Holding Co., Ltd.(a)	553,000	731,379
Farglory Land Development Co., Ltd.(a)	2,399,640	4,590,428
Feng Hsin Steel Co., Ltd.(a)	1,475,950	4,306,675
FLEXium Interconnect, Inc.*(a)	378,028	1,831,630
Formosa International Hotels Corp.(a)	305,000	1,598,205
Formosa Sumco Technology Corp.(a)	158,000	1,071,763
Formosan Union Chemical(a)	1,944,000	1,458,218
Fortune Electric Co., Ltd.(a)	417,000	652,533
Foxsemicon Integrated Technology, Inc.(a)	156,197	1,337,029
Fusheng Precision Co., Ltd.	509,000	3,827,205
Genius Electronic Optical Co., Ltd.(a)	137,280	2,778,858
Getac Technology Corp.	2,076,292	4,098,558
Gigabyte Technology Co., Ltd.(a)	1,308,000	5,046,568
Global Brands Manufacture Ltd.(a)	796,000	992,768
Global Mixed Mode Technology, Inc.(a)	356,000	3,002,602
Global Unichip Corp.(a)	92,000	1,363,697
Goldsun Building Materials Co., Ltd.(a)	1,218,000	1,108,167
Grape King Bio Ltd.(a)	464,988	2,878,795
Great Wall Enterprise Co., Ltd.(a)	3,644,006	7,860,198
Greatek Electronics, Inc.(a)	1,586,000	4,485,484
HannsTouch Solution, Inc.(a)	1,685,000	731,754
Holtek Semiconductor, Inc.(a)	1,111,773	3,990,213
Holy Stone Enterprise Co., Ltd.(a)	449,000	2,336,653
Hong Pu Real Estate Development Co., Ltd.(a)	1,535,000	1,192,741
Hota Industrial Manufacturing Co., Ltd.*(a)	377,146	1,455,117
Hotai Finance Co., Ltd.	466,000	1,450,057
Huaku Development Co., Ltd.(a)	2,059,296	6,282,285
Huang Hsiang Construction Corp.	647,000	1,004,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
IBF Financial Holdings Co., Ltd.(a)	13,530,684	$8,012,787
Iron Force Industrial Co., Ltd.(a)	303,000	803,650
ITE Technology, Inc.(a)	682,000	2,973,997
ITEQ Corp.(a)	539,000	2,756,662
Jentech Precision Industrial Co., Ltd.(a)	84,000	910,471
Kenda Rubber Industrial Co., Ltd.(a)	973,000	1,414,320
Kindom Development Co., Ltd.(a)	1,377,000	1,932,371
King Slide Works Co., Ltd.(a)	114,004	1,605,978
King Yuan Electronics Co., Ltd.(a)	5,974,000	9,627,011
King’s Town Bank Co., Ltd.	3,578,000	5,117,391
Kinik Co.(a)	398,495	972,549
Kinpo Electronics	2,725,000	1,266,532
Kinsus Interconnect Technology Corp.(a)	306,000	1,482,638
Kung Long Batteries Industrial Co., Ltd.(a)	508,000	2,743,975
Kuoyang Construction Co., Ltd.(a)	1,593,989	1,656,204
L&K Engineering Co., Ltd.(a)	860,000	905,913
Lien Hwa Industrial Holdings Corp.(a)	2,321,138	4,165,344
Longchen Paper & Packaging Co., Ltd.(a)	492,026	513,879
Lotes Co., Ltd.(a)	150,977	3,164,489
Machvision, Inc.	77,000	715,765
Macronix International Co., Ltd.(a)	4,708,000	7,722,049
Makalot Industrial Co., Ltd.(a)	551,881	5,427,201
Marketech International Corp.(a)	128,000	500,745
Mercuries & Associates Holding Ltd.(a)	2,071,000	1,676,126
Merida Industry Co., Ltd.(a)	389,043	4,370,407
Merry Electronics Co., Ltd.(a)	659,030	2,495,385
Mirle Automation Corp.(a)	789,560	1,238,359
Namchow Holdings Co., Ltd.(a)	331,000	607,056
Nan Kang Rubber Tire Co., Ltd.(a)	846,000	1,165,954
Nan Liu Enterprise Co., Ltd.(a)	61,000	317,452
Nan Pao Resins Chemical Co., Ltd.	300,000	1,674,293
Nantex Industry Co., Ltd.(a)	1,072,615	5,524,280
Nichidenbo Corp.(a)	1,465,000	3,181,068
Nuvoton Technology Corp.(a)	123,872	357,000
Pan Jit International, Inc.(a)	1,038,000	3,211,327
Pan-International Industrial Corp.(a)	2,145,000	3,064,011
Phoenix Silicon International Corp.(a)	400,000	672,589
Polytronics Technology Corp.(a)	331,017	1,591,970
Power Wind Health Industry, Inc.	98,000	501,211
Powertech Technology, Inc.(a)	3,717,000	14,341,050
President Securities Corp.(a)	4,536,000	4,354,886
Primax Electronics Ltd.(a)	2,381,000	4,870,956
Prince Housing & Development Corp.(a)	4,585,000	1,958,241
Promate Electronic Co., Ltd.(a)	1,521,000	2,268,194
Qisda Corp.(a)	4,549,000	5,028,594
Quang Viet Enterprise Co., Ltd.(a)	272,000	1,269,089
Radium Life Tech Co., Ltd.(a)	1,616,000	635,090
Rexon Industrial Corp., Ltd.(a)	473,000	1,339,424
Ruentex Development Co., Ltd.(a)	1,174,000	2,384,869
Ruentex Industries Ltd.(a)	1,940,200	6,120,900
Sampo Corp.(a)	1,672,000	1,806,270
Sanyang Motor Co., Ltd.(a)	3,155,000	3,419,686
SCI Pharmtech, Inc.(a)	297,000	952,958
SDI Corp.(a)	365,000	1,644,056
Sercomm Corp.(a)	978,488	2,416,150
Shin Foong Specialty & Applied Materials Co., Ltd.(a)	125,000	1,296,546
Shin Zu Shing Co., Ltd.	240,000	1,007,806
Shiny Chemical Industrial Co., Ltd.	230,000	1,040,108
Sigurd Microelectronics Corp.*(a)	541,000	1,087,340
Sinbon Electronics Co., Ltd.(a)	551,120	5,419,718
Sincere Navigation Corp.(a)	1,600,000	3,095,200
Sinon Corp.(a)	2,833,000	2,287,752
Sitronix Technology Corp.(a)	386,000	4,336,222
Sonix Technology Co., Ltd.(a)	479,000	1,616,007
Standard Chemical & Pharmaceutical Co., Ltd.(a)	477,000	689,927
Standard Foods Corp.(a)	2,307,896	4,481,191
Stark Technology, Inc.(a)	808,000	1,971,969
Sunny Friend Environmental Technology Co., Ltd.	280,000	2,110,363
Sunonwealth Electric Machine Industry Co., Ltd.(a)	669,000	1,085,287
Supreme Electronics Co., Ltd.	2,549,506	3,683,001
Swancor Holding Co., Ltd.(a)	158,000	694,661
Syncmold Enterprise Corp.(a)	731,915	2,190,820
Synnex Technology International Corp.(a)	8,523,600	15,571,153
Sysage Technology Co., Ltd.(a)	671,000	1,017,488
Systex Corp.(a)	1,240,000	4,023,185
Ta Ya Electric Wire & Cable(a)	959,120	1,049,912
TA-I Technology Co., Ltd.(a)	272,000	731,191
Taichung Commercial Bank Co., Ltd.	5,734,711	2,387,533
Taiflex Scientific Co., Ltd.(a)	355,000	681,651
Taisun Enterprise Co., Ltd.(a)	1,537,000	1,627,331
Taiwan Business Bank(a)	8,127,852	2,756,687
Taiwan Cogeneration Corp.(a)	2,007,970	2,788,997
Taiwan Fertilizer Co., Ltd.(a)	3,297,000	6,969,701
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,654,692	4,566,920
Taiwan Mask Corp.(a)	558,300	1,675,150
Taiwan Navigation Co., Ltd.(a)	1,582,000	3,719,013
Taiwan Paiho Ltd.(a)	750,000	2,745,626
Taiwan PCB Techvest Co., Ltd.(a)	1,589,302	2,680,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
Taiwan Sakura Corp.(a)	1,069,000	$2,547,567
Taiwan Secom Co., Ltd.(a)	1,120,000	3,782,575
Taiwan Styrene Monomer(a)	2,591,000	2,008,635
Taiwan Surface Mounting Technology Corp.(a)	462,000	2,006,353
Teco Electric and Machinery Co., Ltd.(a)	4,542,683	5,412,905
Test Research, Inc.(a)	1,121,115	2,398,150
Thinking Electronic Industrial Co., Ltd.(a)	364,000	2,599,767
Tong Hsing Electronic Industries Ltd.(a)	155,552	1,186,354
Tong Yang Industry Co., Ltd.(a)	1,575,685	2,041,534
Topco Scientific Co., Ltd.	931,521	4,179,098
Topkey Corp.(a)	313,000	1,763,697
Transcend Information, Inc.(a)	851,479	2,258,387
Tripod Technology Corp.(a)	2,905,928	14,079,866
TSRC Corp.	504,000	650,293
Tung Ho Steel Enterprise Corp.(a)	3,369,153	6,348,337
TXC Corp.(a)	649,549	2,937,395
TYC Brother Industrial Co., Ltd.	756,000	595,575
U-Ming Marine Transport Corp.(a)	2,896,420	9,262,307
Unitech Printed Circuit Board Corp.(a)	1,545,000	1,222,692
United Integrated Services Co., Ltd.(a)	1,039,000	7,924,181
Universal Cement Corp.(a)	2,525,000	2,116,061
USI Corp.(a)	2,709,000	3,607,139
Visual Photonics Epitaxy Co., Ltd.	382,750	1,840,772
Wah Lee Industrial Corp.(a)	1,108,000	3,272,800
Walsin Lihwa Corp.(a)	4,426,000	4,654,349
Wan Hai Lines Ltd.(a)	3,744,000	43,134,105
Wei Chuan Foods Corp.(a)	1,760,000	1,351,781
Weikeng Industrial Co., Ltd.(a)	1,605,431	1,371,351
Winbond Electronics Corp.(a)	1,488,000	1,861,168
Wistron NeWeb Corp.	712,722	1,944,078
WPG Holdings Ltd.	5,747,058	10,540,140
WT Microelectronics Co., Ltd.(a)	1,124,678	2,167,616
YC INOX Co., Ltd.(a)	1,543,793	2,382,525
YFY, Inc.(a)	5,244,000	8,601,195
Yulon Finance Corp.(a)	824,500	4,216,824
ZongTai Real Estate Development Co., Ltd.(a)	1,322,000	1,848,072

Total Taiwan		626,946,209

Thailand - 7.2%
AP Thailand PCL, NVDR	8,134,900	2,119,389
Bangkok Chain Hospital PCL, NVDR(a)	2,647,500	1,916,443
Bangkok Commercial Asset Management PCL, NVDR(a)	10,354,000	6,008,874
Bangkok Land PCL, NVDR	47,640,514	1,635,088
Banpu Power PCL, NVDR(a)	3,965,100	2,202,146
BCPG PCL, NVDR(a)	3,683,112	1,516,913
Chularat Hospital PCL, NVDR	26,770,200	3,324,349
Com7 PCL, NVDR	1,359,000	2,957,574
Dynasty Ceramic PCL, NVDR	28,267,300	2,681,204
Eastern Polymer Group PCL, NVDR(a)	5,373,500	1,844,259
Eastern Water Resources Development and Management PCL, NVDR	2,773,000	860,885
GFPT PCL, NVDR(a)	1,742,500	625,234
Gunkul Engineering PCL, NVDR(a)	33,012,000	4,861,674
Hana Microelectronics PCL, NVDR(a)	1,989,500	4,422,835
Ichitan Group PCL, NVDR(a)	3,264,600	1,222,315
Jay Mart PCL, NVDR(a)	3,685,300	3,909,523
JMT Network Services PCL, NVDR(a)	1,223,100	1,660,058
KCE Electronics PCL, NVDR(a)	1,681,500	4,039,797
MC Group PCL, NVDR	3,511,200	996,940
MCS Steel PCL, NVDR(a)	2,958,400	1,319,973
Mega Lifesciences PCL, NVDR(a)	1,260,000	1,503,744
MK Restaurants Group PCL, NVDR(a)	1,623,200	2,646,246
Noble Development PCL, NVDR(a)	15,100,700	3,463,031
Origin Property PCL, NVDR	5,490,400	1,524,635
Polyplex Thailand PCL, NVDR	2,425,500	1,967,644
Prima Marine PCL, NVDR(a)	4,333,200	946,409
Pruksa Holding PCL, NVDR	4,405,000	1,896,693
PTG Energy PCL, NVDR(a)	2,056,100	1,186,828
Quality Houses PCL, NVDR(a)	45,024,600	3,202,998
Sabina PCL, NVDR	1,320,700	840,633
SC Asset Corp. PCL, NVDR	20,908,400	2,022,341
Siam City Cement PCL, NVDR(a)	405,754	2,152,205
Siamgas & Petrochemicals PCL, NVDR(a)	4,374,200	1,569,526
Sino-Thai Engineering & Construction PCL, NVDR(a)	2,728,400	1,157,761
SPCG PCL, NVDR	6,053,500	3,550,883
Sri Trang Agro-Industry PCL, NVDR(a)	1,648,200	2,082,749
Srisawad Corp. PCL, NVDR(a)	2,511,700	5,387,812
Srisawad Finance PCL, NVDR	1,062,600	1,384,198
Supalai PCL, NVDR	7,038,600	4,524,030
Super Energy Corp. PCL, NVDR(a)	23,049,900	668,843
Synnex Thailand PCL, NVDR	1,367,100	1,119,700
Taokaenoi Food & Marketing PCL, NVDR(a)	1,842,980	442,775
Thai Union Group PCL, NVDR(a)	9,749,000	6,022,783
Thai Vegetable Oil PCL, NVDR(a)	3,800,000	3,882,995
Thaifoods Group PCL, NVDR(a)	8,488,600	1,308,383
Thanachart Capital PCL, NVDR(a)	7,767,000	8,360,733
Tipco Asphalt PCL, NVDR(a)	7,635,600	4,574,213
Tisco Financial Group PCL, NVDR(a)	5,841,900	16,131,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

Investments	Shares	Value
TPI Polene PCL, NVDR	27,886,200	$1,557,451
TPI Polene Power PCL, NVDR	49,202,600	6,785,507
TQM Corp. PCL, NVDR(a)	400,100	1,516,760
TTW PCL, NVDR	14,746,300	5,383,205
Union Auction PCL, NVDR(a)	1,526,700	476,349
VGI PCL, NVDR(a)	3,901,000	736,382
Vinythai PCL, NVDR	2,309,000	2,701,638
WHA Corp. PCL, NVDR(a)	45,892,600	4,582,100
WHA Utilities and Power PCL, NVDR	10,634,000	1,459,894

Total Thailand		160,846,850

Turkey - 1.3%
Aksa Akrilik Kimya Sanayii AS	1,828,038	3,152,116
Aksigorta AS	1,094,867	988,058
Alkim Alkali Kimya A/S(a)	618,079	1,081,416
Anadolu Anonim Turk Sigorta Sirketi	1,779,288	1,249,342
Anadolu Hayat Emeklilik AS	1,273,276	1,291,230
AvivaSA Emeklilik ve Hayat AS, Class A	476,290	1,011,517
Celebi Hava Servisi AS	28,228	652,453
EGE Endustri VE Ticaret AS	6,158	857,052
Enerjisa Enerji AS(b)	3,167,795	3,774,006
Is Yatirim Menkul Degerler A/S, Class A	1,114,165	1,819,856
Otokar Otomotiv Ve Savunma Sanayi AS	61,008	1,952,256
TAV Havalimanlari Holding AS*	1,750,892	4,780,565
Tofas Turk Otomobil Fabrikasi AS	1,515,788	5,154,115
Turk Traktor ve Ziraat Makineleri AS	49,632	966,646
Turkiye Sise ve Cam Fabrikalari AS	1,515,477	1,332,748

Total Turkey		30,063,376

TOTAL COMMON STOCKS (Cost: $1,714,436,172)		2,229,209,439

WARRANTS - 0.0%

Malaysia - 0.0%
VS Industry Bhd, expiring 6/14/24*	794,650	50,724

Thailand - 0.0%
Noble Development PCL, expiring 1/12/24*(a)	2,236,800	115,155

TOTAL WARRANTS (Cost: $0)		165,879

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Emerging Markets High Dividend Fund(a)(d) (Cost: $3,709,462)	83,061	3,794,226

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(e) (Cost: $53,366,707)	53,366,707	53,366,707

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $1,771,512,341)		2,286,536,251
Other Assets less Liabilities - (2.1)%		(47,450,780)

NET ASSETS - 100.0%		$2,239,085,471

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $450,803,855. The Fund also had securities on loan having a total market value of $4,839,613 that were sold and pending settlement. The total market value of the collateral held by the Fund was $494,075,983. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $440,709,276.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At June 30, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India
Yes Bank Ltd.	5,997,912	10/18/19 - 1/10/20	$4,322,484	$1,093,390	0.0%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$2,224,743	$18,794,181	$16,920,997	$(341,658)	$37,957	$3,794,226	$259,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$385,672,910	$—	$1	*	$385,672,911
Taiwan	625,191,736	1,754,473	—		626,946,209
Other	1,216,590,319	—	—		1,216,590,319
Warrants	165,879	—	—		165,879
Exchange-Traded Fund	3,794,226	—	—		3,794,226
Investment of Cash Collateral for Securities Loaned	—	53,366,707	—		53,366,707

Total Investments in Securities	$2,231,415,070	$55,121,180	$1		$2,286,536,251

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.2%

Austria - 0.2%
Andritz AG	81,607	$4,585,332

Belgium - 3.2%
Barco N.V.	132,403	3,623,948
Bekaert S.A.	56,504	2,518,165
Fagron	18,095	404,071
Melexis N.V.	40,325	4,186,767
Solvay S.A.	272,851	34,687,150
UCB S.A.	133,340	13,940,563
Umicore S.A.	89,363	5,457,745

Total Belgium		64,818,409

Finland - 6.4%
Cargotec Oyj, Class B	115,827	5,988,866
Fiskars Oyj Abp	63,109	1,372,584
Huhtamaki Oyj	166,600	7,892,963
Kemira Oyj	302,616	4,765,827
Kone Oyj, Class B	803,894	65,589,680
Konecranes Oyj	175,462	7,391,019
Metso Outotec Oyj	154,625	1,796,291
Neles Oyj	887,964	12,804,930
Revenio Group Oyj	18,036	1,366,751
Valmet Oyj	433,065	18,889,179

Total Finland		127,858,090

France - 25.2%
Air Liquide S.A.	255,978	44,824,328
Arkema S.A.	33,271	4,174,455
BioMerieux(a)	4,136	480,679
Cie Generale des Etablissements Michelin SCA(a)	66,882	10,667,922
Danone S.A.(a)	515,212	36,274,489
Dassault Systemes SE(a)	21,175	5,135,290
Gaztransport Et Technigaz S.A.	26,209	2,116,634
Hermes International(a)	15,279	22,259,652
Imerys S.A.	91,270	4,264,544
IPSOS	14,947	630,147
Kering S.A.	32,603	28,495,307
L’Oreal S.A.	177,744	79,213,647
Legrand S.A.	92,701	9,812,724
LVMH Moet Hennessy Louis Vuitton SE	102,153	80,112,066
Pernod Ricard S.A.	99,302	22,045,103
Publicis Groupe S.A.(a)	156,203	9,991,912
Remy Cointreau S.A.(a)	5,460	1,127,300
Rubis SCA	107,487	4,778,809
Sanofi	626,345	65,632,298
Sartorius Stedim Biotech	2,326	1,100,328
Schneider Electric SE	361,913	56,945,306
SEB S.A.	10,102	1,825,747
Societe BIC S.A.(a)	47,350	3,290,530
Teleperformance	9,217	3,741,492
Vicat S.A.	47,309	2,286,229
Wendel SE(a)	28,422	3,822,223

Total France		505,049,161

Germany - 26.2%
BASF SE	865,527	68,195,941
Bayer AG, Registered Shares	933,656	56,700,900
Bayerische Motoren Werke AG	358,537	37,973,651
Beiersdorf AG	26,610	3,210,906
Brenntag SE	72,097	6,704,900
Continental AG	91,622	13,470,995
Covestro AG(b)	75,468	4,874,036
Daimler AG, Registered Shares	300,748	26,856,290
Deutsche Telekom AG, Registered Shares	3,080,124	65,062,264
Duerr AG(a)	28,748	1,093,680
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,153	360,267
Evonik Industries AG	353,935	11,870,013
Fresenius Medical Care AG & Co. KGaA	112,670	9,358,424
Fresenius SE & Co. KGaA	199,005	10,382,826
GEA Group AG	37,851	1,533,358
Hannover Rueck SE	73,130	12,236,885
Hapag-Lloyd AG(a)(b)	49,637	11,425,609
HeidelbergCement AG	33,543	2,877,589
Henkel AG & Co. KGaA	83,291	7,669,867
Infineon Technologies AG	195,565	7,843,556
Knorr-Bremse AG	59,972	6,898,721
Krones AG	6,126	547,405
LANXESS AG	25,438	1,744,252
Merck KGaA	17,752	3,404,126
SAP SE	436,338	61,494,173
Siemens AG, Registered Shares	405,719	64,290,248
Siemens Healthineers AG(b)	300,516	18,417,827
Siltronic AG	15,045	2,506,783
Software AG	25,466	1,145,793
Symrise AG	24,565	3,422,969
Wacker Chemie AG	4,812	742,137

Total Germany		524,316,391

Ireland - 3.6%
CRH PLC	1,071,307	53,994,703
Glanbia PLC	496,323	8,057,794
Kerry Group PLC, Class A	68,502	9,569,667

Total Ireland		71,622,164

Italy - 1.1%
Carel Industries SpA(b)	38,812	932,050
Davide Campari-Milano N.V.(a)	254,952	3,415,018
Ferrari N.V.(a)	75,771	15,635,096
Reply SpA	15,317	2,517,591

Total Italy		22,499,755

Netherlands - 16.6%
Akzo Nobel N.V.	249,907	30,881,218
ASM International N.V.	68,981	22,659,877
ASML Holding N.V.	173,872	119,469,330
BE Semiconductor Industries N.V.	81,869	6,945,711
Corbion N.V.	29,772	1,701,780
EXOR N.V.	80,183	6,424,217
IMCD N.V.	24,953	3,968,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2021

Investments	Shares	Value
Koninklijke Ahold Delhaize N.V.	2,328,488	$69,227,177
Koninklijke DSM N.V.	169,221	31,586,919
Koninklijke Vopak N.V.	174,726	7,936,054
SBM Offshore N.V.	365,789	5,559,011
Wolters Kluwer N.V.	260,889	26,211,387

Total Netherlands		332,570,938

Spain - 3.7%
ACS Actividades de Construccion y Servicios S.A.	1,461,137	39,143,121
Cie Automotive S.A.(a)	286,301	8,474,532
Grifols S.A.(a)	307,573	8,330,913
Prosegur Cash S.A.(b)	4,867,651	4,947,076
Prosegur Cia de Seguridad S.A.	1,736,386	5,683,340
Viscofan S.A.	100,088	6,979,232

Total Spain		73,558,214

Switzerland - 0.4%
STMicroelectronics N.V.	211,649	7,681,692

United Kingdom - 12.6%
Linde PLC	450,615	130,042,491
Unilever PLC	2,076,628	121,569,921

Total United Kingdom		251,612,412

TOTAL COMMON STOCKS (Cost: $1,576,909,926)		1,986,172,558

RIGHTS - 0.1%

Spain - 0.1%
ACS Actividades de Construccion y Servicios S.A., expiring 7/9/21* (Cost: $2,238,002)	1,479,478	2,070,326

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $44,779,408)	44,779,408	44,779,408

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $1,623,927,336)		2,033,022,292
Other Assets less Liabilities - (1.6)%		(31,343,031)

NET ASSETS - 100.0%		$2,001,679,261

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,466,520 and the total market value of the collateral held by the Fund was $46,224,946. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,445,538.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	7/6/2021	21,929,940	EUR	26,160,510	USD	$—		$(151,526)
Bank of America N.A.	7/6/2021	316,111,203	EUR	374,869,954	USD	39,021		—
Bank of America N.A.	7/6/2021	397,214,454	USD	325,881,048	EUR	10,718,410		—
Bank of America N.A.	7/6/2021	13,088,000	USD	10,679,967	EUR	421,523		—
Bank of America N.A.	8/4/2021	383,637,464	USD	323,319,060	EUR	—		(47,533)
Citibank N.A.	7/6/2021	349,348,360	EUR	414,329,950	USD	—		(1,593)
Citibank N.A.	7/6/2021	397,214,454	USD	325,873,562	EUR	10,727,288		—
Citibank N.A.	8/4/2021	424,020,355	USD	357,320,122	EUR	—		(13,941)
Credit Suisse International	7/6/2021	382,604,150	EUR	453,789,948	USD	—		(20,109)
Credit Suisse International	7/6/2021	3	USD	2	EUR	0	^	—
Credit Suisse International	8/4/2021	464,403,248	USD	391,374,358	EUR	—		(43,449)
Goldman Sachs	7/6/2021	282,810,346	EUR	335,409,959	USD	4,084		—
Goldman Sachs	7/6/2021	397,214,454	USD	325,871,156	EUR	10,730,142		—
Goldman Sachs	8/4/2021	343,254,573	USD	289,266,216	EUR	—		(19,675)
Morgan Stanley & Co. International	7/6/2021	397,214,454	USD	325,884,791	EUR	10,713,971		—
UBS AG	7/6/2021	332,711,321	EUR	394,599,952	USD	—		(3,180)
UBS AG	7/6/2021	397,214,454	USD	325,873,295	EUR	10,727,605		—
UBS AG	8/4/2021	403,828,909	USD	340,315,776	EUR	—		(26,210)

						$54,082,044		$(327,216)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,986,172,558	$—	$—	$1,986,172,558
Rights	2,070,326	—	—	2,070,326
Investment of Cash Collateral for Securities Loaned	—	44,779,408	—	44,779,408

Total Investments in Securities	$1,988,242,884	$44,779,408	$—	$2,033,022,292

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$54,082,044	$—	$54,082,044
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(327,216)	$—	$(327,216)

Total - Net	$1,988,242,884	$98,534,236	$—	$2,086,777,120

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Austria - 4.7%
Andritz AG	3,401	$191,095
AT&S Austria Technologie & Systemtechnik AG	1,246	53,934
CA Immobilien Anlagen AG	8,262	344,397
Oesterreichische Post AG	6,775	360,346
Schoeller-Bleckmann Oilfield Equipment AG*	1,850	77,774
Telekom Austria AG*	7,035	60,068
UNIQA Insurance Group AG	22,690	197,506
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,617	154,207
Voestalpine AG	2,921	118,954
Wienerberger AG	6,329	243,931

Total Austria		1,802,212

Belgium - 11.4%
Aedifica S.A.	2,558	337,632
Barco N.V.	5,266	144,133
Bekaert S.A.	2,248	100,185
Cofinimmo S.A.	3,659	557,155
D’ieteren Group	2,466	298,292
Elia Group S.A./N.V.	2,705	285,500
Euronav N.V.	60,184	559,558
Fagron	860	19,204
Intervest Offices & Warehouses N.V.	2,189	59,317
Melexis N.V.	1,615	167,678
Orange Belgium S.A.	4,107	92,150
Proximus SADP	38,921	751,888
Recticel S.A.	3,115	52,456
Telenet Group Holding N.V.	11,087	417,320
Warehouses De Pauw CVA	13,619	520,055
Xior Student Housing N.V.	589	35,484

Total Belgium		4,398,007

Denmark - 0.2%
Cementir Holding N.V.	7,382	75,287

Finland - 13.1%
Altia Oyj(a)	2,416	29,053
Cargotec Oyj, Class B	4,618	238,775
Huhtamaki Oyj	6,697	317,282
Kamux Corp.	1,518	29,505
Kemira Oyj	12,060	189,930
Kojamo Oyj	14,115	322,560
Konecranes Oyj	7,192	302,950
Lassila & Tikanoja Oyj	1,996	33,518
Metsa Board Oyj	30,794	316,799
Metso Outotec Oyj	6,074	70,562
Neles Oyj	35,711	514,972
Nokian Renkaat Oyj	8,019	323,807
Oriola Oyj, Class B	12,758	27,869
Orion Oyj, Class B	12,297	528,635
Raisio Oyj, Class V	9,281	41,439
Revenio Group Oyj	686	51,985
Rovio Entertainment Oyj(a)(b)	3,988	32,514
Sanoma Oyj	5,397	89,476
Talenom Oyj	1,524	25,808
Terveystalo Oyj(b)	4,967	67,150
TietoEVRY Oyj	6,599	208,478
Tokmanni Group Corp.	2,873	79,453
Uponor Oyj	7,200	208,681
Valmet Oyj	17,461	761,604
Verkkokauppa.com Oyj	5,531	54,835
YIT Oyj	25,684	157,319

Total Finland		5,024,959

France - 12.3%
ABC Arbitrage	2,777	23,382
Albioma S.A.	1,515	62,020
Chargeurs S.A.	1,409	39,100
Cie Plastic Omnium S.A.	7,456	232,900
Covivio	12,064	1,031,800
Derichebourg S.A.*	13,931	140,757
Gaztransport Et Technigaz S.A.	2,949	238,161
Imerys S.A.	10,037	468,974
IPSOS	1,884	79,427
Kaufman & Broad S.A.	2,528	120,218
Nexity S.A.	9,603	480,354
Quadient S.A.	2,175	65,360
Rubis SCA(a)	11,926	530,223
Societe BIC S.A.	5,527	384,092
Trigano S.A.	1,035	213,814
Vicat S.A.	3,259	157,493
Wendel SE	3,278	440,829

Total France		4,708,904

Germany - 14.7%
1&1 Drillisch AG	928	28,393
alstria office REIT AG	16,850	311,526
Aurubis AG	2,898	268,616
Bechtle AG	1,022	189,858
Bilfinger SE	632	18,917
CANCOM SE	1,107	66,952
CompuGroup Medical SE & Co. KgaA	711	55,692
CropEnergies AG	6,792	87,151
Dermapharm Holding SE	3,051	243,323
DIC Asset AG	10,816	186,885
Duerr AG	4,365	166,061
Eckert & Ziegler Strahlen- und Medizintechnik AG	432	49,361
Elmos Semiconductor SE	1,105	47,830
Encavis AG	6,173	116,690
Freenet AG	639	15,095
Fuchs Petrolub SE	1,959	76,084
GEA Group AG	5,219	211,424
Gerresheimer AG	860	95,103
GFT Technologies SE	1,699	43,218
GRENKE AG(a)	2,319	101,754
Hamborner REIT AG	9,433	100,444
Hamburger Hafen und Logistik AG	6,597	165,856
Hornbach Baumarkt AG	1,863	81,856
Hornbach Holding AG & Co. KGaA	863	98,352
Indus Holding AG	1,551	61,434
Jenoptik AG	688	18,815
Krones AG	948	84,711
LANXESS AG	3,734	256,036
METRO AG	57,207	708,268
MLP SE	3,498	28,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2021

Investments	Shares	Value
Nemetschek SE	1,651	$126,325
PATRIZIA AG	2,669	69,634
Rheinmetall AG	3,218	317,892
Siltronic AG	1,992	331,905
Software AG	3,556	159,995
STRATEC SE	232	32,410
Suedzucker AG	6,598	105,632
TAG Immobilien AG	9,368	297,291
VERBIO Vereinigte BioEnergie AG	2,057	104,211
Wacker Chemie AG	623	96,083
Wuestenrot & Wuerttembergische AG	1,720	39,408

Total Germany		5,665,404

Ireland - 1.3%
Glanbia PLC	19,931	323,580
Hibernia REIT PLC	61,001	89,703
Irish Continental Group PLC*	5,243	26,860
Total Produce PLC	24,577	76,945

Total Ireland		517,088

Italy - 20.1%
A2A SpA	436,913	893,265
ACEA SpA	12,859	297,213
Alerion Cleanpower SpA(a)	3,228	51,679
Anima Holding SpA(b)	47,459	235,876
Ascopiave SpA	14,323	60,299
Azimut Holding SpA	19,363	470,274
Buzzi Unicem SpA	3,472	92,107
Carel Industries SpA(b)	1,482	35,589
Danieli & C. Officine Meccaniche SpA	924	24,381
Danieli & C. Officine Meccaniche SpA, RSP	1,568	27,037
Datalogic SpA	3,580	84,656
Enav SpA*(b)	76,269	343,700
ERG SpA	11,388	337,626
Falck Renewables SpA	8,364	55,149
Fiera Milano SpA*	9,751	40,242
Hera SpA(a)	106,593	440,408
Immobiliare Grande Distribuzione SIIQ SpA	16,472	79,309
Interpump Group SpA	1,674	99,141
Iren SpA	119,868	342,017
Italgas SpA	124,120	811,333
La Doria SpA	921	20,796
Mediobanca Banca di Credito Finanziario SpA*	98,700	1,152,927
Piaggio & C. SpA	38,143	149,995
Prysmian SpA	5,671	203,304
RAI Way SpA(b)	19,341	116,517
Reply SpA	621	102,071
SOL SpA	3,276	66,123
Telecom Italia SpA	1,004,111	498,816
Telecom Italia SpA, RSP	1,041,461	551,829
Zignago Vetro SpA	2,007	39,986

Total Italy		7,723,665

Netherlands - 11.0%
Aalberts N.V.	5,879	315,967
ASM International N.V.	3,831	1,258,462
ASR Nederland N.V.	20,531	793,492
BE Semiconductor Industries N.V.	4,548	385,849
Corbion N.V.	1,637	93,572
Euronext N.V.(b)	4,034	438,686
ForFarmers N.V.	9,449	55,804
IMCD N.V.	1,378	219,142
SBM Offshore N.V.	20,601	313,080
TKH Group N.V., CVA	4,715	237,863
Van Lanschot Kempen N.V.	4,022	102,310

Total Netherlands		4,214,227

Portugal - 1.5%
Altri, SGPS, S.A.(a)	36,621	227,567
Corticeira Amorim, SGPS, S.A.	3,727	46,851
REN - Redes Energeticas Nacionais, SGPS, S.A.	38,860	107,837
Sonae, SGPS, S.A.	206,533	195,942

Total Portugal		578,197

Spain - 9.0%
Acciona S.A.	2,303	347,673
Almirall S.A.	7,422	129,474
Cia de Distribucion Integral Logista Holdings S.A.	11,383	234,074
Cie Automotive S.A.(a)	11,676	345,610
Ebro Foods S.A.	5,973	125,518
Enagas S.A.(a)	30,984	715,956
Ercros S.A.*	5,931	23,562
Euskaltel S.A.(b)	9,702	126,331
Faes Farma S.A.	28,627	114,272
Global Dominion Access S.A.*(b)	7,246	37,552
Grupo Catalana Occidente S.A.	5,400	208,446
Inmobiliaria Colonial Socimi S.A.	32,892	332,141
Miquel y Costas & Miquel S.A.	2,383	46,233
Pharma Mar S.A.	239	21,501
Prosegur Cash S.A.(b)	113,122	114,968
Prosegur Cia de Seguridad S.A.	41,074	134,439
Viscofan S.A.	4,089	285,130
Zardoya Otis S.A.	15,733	108,402

Total Spain		3,451,282

TOTAL COMMON STOCKS (Cost: $31,562,633)		38,159,232

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $582,340)	582,340	582,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2021

Value
TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $32,144,973)	$38,741,572
Other Assets less Liabilities - (0.8)%	(325,813)

NET ASSETS - 100.0%	$38,415,759

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,318,109 and the total market value of the collateral held by the Fund was $1,420,753. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $838,413.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	7/6/2021	569,391	EUR	679,234	USD	$—		$(3,934)
Bank of America N.A.	7/6/2021	6,184,399	EUR	7,333,955	USD	763		—
Bank of America N.A.	7/6/2021	7,821,150	USD	6,416,596	EUR	211,045		—
Bank of America N.A.	7/6/2021	173,246	USD	141,371	EUR	5,580		—
Bank of America N.A.	8/4/2021	7,346,015	USD	6,191,019	EUR	—		(910)
Barclays Bank PLC	7/2/2021	15,200	USD	12,817	EUR	1		—
Citibank N.A.	7/6/2021	6,834,650	EUR	8,105,950	USD	—		(31)
Citibank N.A.	7/6/2021	7,821,150	USD	6,416,448	EUR	211,220		—
Citibank N.A.	8/4/2021	8,119,280	USD	6,842,082	EUR	—		(267)
Credit Suisse International	7/6/2021	7,485,269	EUR	8,877,948	USD	—		(393)
Credit Suisse International	7/6/2021	2	USD	2	EUR	0	^	—
Credit Suisse International	8/4/2021	8,892,547	USD	7,494,166	EUR	—		(832)
Goldman Sachs	7/6/2021	5,532,900	EUR	6,561,959	USD	80		—
Goldman Sachs	7/6/2021	7,821,150	USD	6,416,401	EUR	211,276		—
Goldman Sachs	8/4/2021	6,572,750	USD	5,538,963	EUR	—		(377)
Morgan Stanley & Co. International	7/6/2021	7,821,150	USD	6,416,669	EUR	210,958		—
UBS AG	7/6/2021	6,509,163	EUR	7,719,952	USD	—		(62)
UBS AG	7/6/2021	7,821,150	USD	6,416,443	EUR	211,227		—
UBS AG	8/4/2021	7,732,647	USD	6,516,477	EUR	—		(502)

						$1,062,150		$(7,308)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$38,159,232	$—	$—	$38,159,232
Investment of Cash Collateral for Securities Loaned	—	582,340	—	582,340

Total Investments in Securities	$38,159,232	$582,340	$—	$38,741,572

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,062,150	$—	$1,062,150
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(7,308)	$—	$(7,308)

Total - Net	$38,159,232	$1,637,182	$—	$39,796,414

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 2.4%
BHP Group PLC	45,283	$1,332,447

Austria - 1.2%
OMV AG	10,497	597,150
Verbund AG	709	65,288

Total Austria		662,438

Belgium - 0.7%
Barco N.V.	1,356	37,114
Elia Group S.A./N.V.(a)	464	48,973
Etablissements Franz Colruyt N.V.	1,091	61,016
UCB S.A.	943	98,590
Umicore S.A.	593	36,217
Warehouses De Pauw CVA	2,342	89,432

Total Belgium		371,342

Denmark - 4.3%
AP Moller - Maersk A/S, Class B	50	143,728
Carlsberg A/S, Class B	953	177,665
Coloplast A/S, Class B	1,347	221,043
DSV Panalpina A/S	258	60,174
H. Lundbeck A/S	1,724	54,850
Novo Nordisk A/S, Class B	12,543	1,050,959
Novozymes A/S, Class B	1,277	96,266
Orsted A/S(b)	1,832	257,100
Scandinavian Tobacco Group A/S, Class A(b)	2,791	56,972
Topdanmark A/S	998	51,949
Tryg A/S	2,207	54,185
Vestas Wind Systems A/S	3,439	134,257

Total Denmark		2,359,148

Finland - 2.2%
Huhtamaki Oyj	970	45,955
Kesko Oyj, Class B(a)	4,105	151,642
Kojamo Oyj	1,509	34,484
Kone Oyj, Class B	3,862	315,100
Neles Oyj	6,674	96,243
Neste Oyj	4,593	281,275
Orion Oyj, Class B	1,446	62,162
Stora Enso Oyj, Class R	3,618	66,011
Uponor Oyj	1,204	34,896
Valmet Oyj	2,105	91,815
YIT Oyj(a)	7,500	45,939

Total Finland		1,225,522

France - 16.7%
Air Liquide S.A.	3,444	603,079
Arkema S.A.	703	88,204
Capgemini SE	850	163,299
Danone S.A.	9,510	669,570
Dassault Systemes SE	499	121,016
Gaztransport Et Technigaz S.A.	553	44,660
Hermes International	244	355,478
Kering S.A.	664	580,342
L’Oreal S.A.	2,381	1,061,120
Legrand S.A.	1,875	198,475
LVMH Moet Hennessy Louis Vuitton SE	2,175	1,705,713
Orange S.A.	50,953	580,988
Sanofi	16,553	1,734,526
Schneider Electric SE	4,959	780,275
Teleperformance	262	106,355
Trigano S.A.	219	45,242
Verallia S.A.(b)	1,741	64,541
Vivendi SE(a)	9,970	334,958

Total France		9,237,841

Germany - 16.1%
Aurubis AG	523	48,477
Beiersdorf AG	637	76,864
Brenntag SE	1,224	113,830
Carl Zeiss Meditec AG, Bearer Shares	289	55,847
CropEnergies AG	867	11,125
Deutsche Boerse AG	1,381	241,074
Deutsche Post AG, Registered Shares	12,790	870,017
Deutsche Telekom AG, Registered Shares	77,489	1,636,820
E.ON SE	47,252	546,577
Fresenius Medical Care AG & Co. KGaA	1,944	161,470
Fresenius SE & Co. KGaA	5,348	279,025
GRENKE AG	368	16,147
Hapag-Lloyd AG(b)	1,252	288,189
Henkel AG & Co. KGaA	1,931	177,816
Infineon Technologies AG	4,689	188,062
Knorr-Bremse AG	1,023	117,678
LANXESS AG	1,005	68,912
LEG Immobilien SE	845	121,703
Merck KGaA	427	81,882
Rational AG	35	31,711
SAP SE	7,019	989,205
Scout24 AG(b)	655	55,244
Siemens AG, Registered Shares	11,519	1,825,301
Siemens Healthineers AG(b)	7,255	444,640
Siltronic AG	444	73,979
Softwareone Holding AG*	618	14,608
Symrise AG	668	93,081
TAG Immobilien AG	1,716	54,457
Talanx AG	5,841	238,838

Total Germany		8,922,579

Ireland - 0.2%
Glanbia PLC	3,210	52,114
Kerry Group PLC, Class A	483	67,475

Total Ireland		119,589

Italy - 2.7%
ACEA SpA	3,662	84,640
Anima Holding SpA(b)	10,933	54,338
DiaSorin SpA	159	30,075
Ferrari N.V.	451	93,062
Infrastrutture Wireless Italiane SpA(b)	2,864	32,307
Italgas SpA	16,754	109,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2021

Investments	Shares	Value
Mediobanca Banca di Credito Finanziario SpA*	24,437	$285,451
Recordati Industria Chimica e Farmaceutica SpA	1,905	108,891
Snam SpA(a)	67,749	391,675
Telecom Italia SpA(a)	187,320	93,056
Terna SPA	29,509	219,907

Total Italy		1,502,918

Netherlands - 5.6%
Aalberts N.V.	1,114	59,872
Akzo Nobel N.V.	1,534	189,558
ASM International N.V.	452	148,479
ASML Holding N.V.	1,219	837,588
ASR Nederland N.V.	3,794	146,632
BE Semiconductor Industries N.V.(a)	1,087	92,220
Euronext N.V.(b)	494	53,721
Koninklijke Ahold Delhaize N.V.	13,125	390,213
Koninklijke DSM N.V.	1,310	244,526
Koninklijke KPN N.V.(a)	74,494	232,694
Koninklijke Vopak N.V.	1,050	47,691
NN Group N.V.	8,552	403,442
TKH Group N.V., CVA	847	42,730
Wolters Kluwer N.V.	1,841	184,964

Total Netherlands		3,074,330

Norway - 0.4%
Atea ASA*	2,378	46,260
Austevoll Seafood ASA	2,484	30,829
Elkem ASA*(b)	6,723	24,470
Kongsberg Gruppen ASA	1,648	42,439
Leroy Seafood Group ASA	5,894	51,699

Total Norway		195,697

Portugal - 0.1%
Jeronimo Martins, SGPS, S.A.	3,158	57,599

Spain - 4.8%
Acciona S.A.(a)	438	66,123
ACS Actividades de Construccion y Servicios S.A.	10,990	294,417
Almirall S.A.	2,648	46,193
Cie Automotive S.A.	1,515	44,844
Ebro Foods S.A.(a)	2,297	48,270
Euskaltel S.A.(b)	3,502	45,600
Fomento de Construcciones y Contratas S.A.	6,941	80,667
Grifols S.A.	1,851	50,136
Iberdrola S.A.	84,537	1,030,595
Industria de Diseno Textil S.A.	21,394	753,777
Inmobiliaria Colonial Socimi S.A.	6,453	65,162
Prosegur Cash S.A.(a)(b)	44,053	44,772
Prosegur Cia de Seguridad S.A.	12,392	40,560
Viscofan S.A.	611	42,606

Total Spain		2,653,722

Sweden - 2.9%
Assa Abloy AB, Class B	4,023	121,271
Atlas Copco AB, Class A	4,933	302,250
Atlas Copco AB, Class B	2,792	146,910
Avanza Bank Holding AB(a)	751	23,438
Axfood AB	3,297	91,252
Beijer Ref AB	2,184	38,945
Boliden AB	3,357	129,143
Bravida Holding AB(b)	2,668	38,622
Elekta AB, Class B	2,853	41,366
Epiroc AB, Class A	7,344	167,453
EQT AB	2,025	73,545
Essity AB, Class B	4,661	154,674
Evolution AB(b)	651	102,946
Platzer Fastigheter Holding AB, Class B	2,434	36,942
Skanska AB, Class B	3,216	85,362
SKF AB, Class B	2,467	62,857

Total Sweden		1,616,976

Switzerland - 14.1%
Coca-Cola HBC AG*	4,007	144,697
Credit Suisse Group AG, Registered Shares	12,650	132,638
DKSH Holding AG	813	62,271
Geberit AG, Registered Shares	324	243,259
Givaudan S.A., Registered Shares	63	293,275
Kuehne + Nagel International AG, Registered Shares	990	339,086
Logitech International S.A., Registered Shares	1,034	125,398
Lonza Group AG, Registered Shares	191	135,509
Nestle S.A., Registered Shares	17,579	2,191,218
Partners Group Holding AG	308	466,990
Roche Holding AG	6,462	2,436,664
Roche Holding AG, Bearer Shares	1,698	690,332
Schindler Holding AG, Participation Certificate	195	59,701
Schindler Holding AG, Registered Shares	506	148,020
Sika AG, Registered Shares(a)	462	151,193
STMicroelectronics N.V.	3,051	110,734
Temenos AG, Registered Shares	138	22,185
Vifor Pharma AG	356	46,120

Total Switzerland		7,799,290

United Kingdom - 25.1%
Admiral Group PLC	5,377	233,538
Ashmore Group PLC	11,505	61,190
Ashtead Group PLC	2,801	207,557
Avast PLC(b)	9,237	62,501
BAE Systems PLC	65,416	471,726
Berkeley Group Holdings PLC	2,499	158,631
Big Yellow Group PLC	2,098	37,881
Bodycote PLC	3,620	42,332
British American Tobacco PLC	61,978	2,397,347
Bunzl PLC	2,395	79,042
Close Brothers Group PLC	2,781	58,203
CMC Markets PLC(b)	4,841	30,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2021

Investments	Shares	Value
Coca-Cola Europacific Partners PLC	2,913	$171,137
Cranswick PLC	686	37,623
Croda International PLC	990	100,767
Daily Mail & General Trust PLC, Class A Non-Voting Shares	4,320	57,530
DCC PLC	980	80,119
easyJet PLC*	13,023	160,980
FDM Group Holdings PLC	1,447	20,389
Ferrexpo PLC	25,057	148,083
Fevertree Drinks PLC	368	13,080
Fresnillo PLC	2,581	27,512
Games Workshop Group PLC	293	46,143
GlaxoSmithKline PLC	106,998	2,098,049
Hargreaves Lansdown PLC	6,494	142,551
Hikma Pharmaceuticals PLC	1,058	35,750
HomeServe PLC	2,385	31,481
IMI PLC	3,962	94,141
Intertek Group PLC	1,055	80,596
Johnson Matthey PLC	1,488	63,169
Jupiter Fund Management PLC	15,562	60,625
Linde PLC	3,277	945,706
London Stock Exchange Group PLC	976	107,459
Moneysupermarket.com Group PLC	7,870	27,898
Persimmon PLC*	1,956	79,929
Quilter PLC(b)	30,280	62,223
RELX PLC	20,237	536,483
Rio Tinto PLC	30,366	2,495,553
Sage Group PLC (The)	12,285	116,116
Segro PLC	8,992	135,959
Smith & Nephew PLC	6,491	140,109
Smiths Group PLC	3,742	82,193
Spirax-Sarco Engineering PLC	422	79,372
Tate & Lyle PLC	9,326	95,131
Ultra Electronics Holdings PLC	953	30,148
Unilever PLC	25,856	1,511,083
WM Morrison Supermarkets PLC	33,970	115,771

Total United Kingdom		13,871,569

TOTAL COMMON STOCKS (Cost: $45,225,377)		55,003,007

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/9/21* (Cost: $16,624)	10,990	15,379

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $736,889)	736,889	736,889

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $45,978,890)		55,755,275
Other Assets less Liabilities - (0.9)%		(487,270)

NET ASSETS - 100.0%		$55,268,005

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,124,718 and the total market value of the collateral held by the Fund was $1,195,989. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $459,100.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$55,003,007	$—	$—	$55,003,007
Rights	15,379	—	—	15,379
Investment of Cash Collateral for Securities Loaned	—	736,889	—	736,889

Total Investments in Securities	$55,018,386	$736,889	$—	$55,755,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 1.3%
AT&S Austria Technologie & Systemtechnik AG	50,591	$2,189,850
Schoeller-Bleckmann Oilfield Equipment AG*	49,610	2,085,613

Total Austria		4,275,463

Belgium - 2.1%
Bekaert S.A.	48,325	2,153,659
Fagron	35,711	797,445
Orange Belgium S.A.(a)	59,547	1,336,070
Recticel S.A.	78,636	1,324,214
Xior Student Housing N.V.(a)	23,698	1,427,656

Total Belgium		7,039,044

Denmark - 5.8%
Cementir Holding N.V.	106,349	1,084,626
Chemometec A/S	49,821	6,701,807
D/S Norden A/S	141,168	4,491,315
NNIT A/S(b)	27,678	544,683
Per Aarsleff Holding A/S	52,149	2,345,252
Scandinavian Tobacco Group A/S, Class A(b)	205,792	4,200,808

Total Denmark		19,368,491

Finland - 6.0%
Kamux Corp.	64,242	1,248,666
Oriola Oyj, Class B	274,007	598,549
Raisio Oyj, Class V(a)	138,325	617,610
Revenio Group Oyj	27,848	2,110,295
Rovio Entertainment Oyj(a)(b)	160,356	1,307,393
Talenom Oyj(a)	61,786	1,046,325
Terveystalo Oyj(b)	175,999	2,379,377
Tokmanni Group Corp.	118,445	3,275,620
Uponor Oyj	117,309	3,400,015
Verkkokauppa.com Oyj	140,448	1,392,420
YIT Oyj(a)	461,853	2,828,931

Total Finland		20,205,201

France - 4.1%
Albioma S.A.	61,217	2,506,058
Chargeurs S.A.	59,639	1,654,986
Derichebourg S.A.*	199,503	2,015,753
IPSOS	70,071	2,954,107
Kaufman & Broad S.A.(a)	48,379	2,300,645
Quadient S.A.	80,935	2,432,155

Total France		13,863,704

Germany - 6.0%
Bilfinger SE	26,421	790,837
CropEnergies AG	177,905	2,282,778
DIC Asset AG	174,231	3,010,463
Eckert & Ziegler Strahlen - und Medizintechnik AG	17,838	2,038,197
Elmos Semiconductor SE	29,621	1,282,156
GFT Technologies SE	69,832	1,776,356
Hamburger Hafen und Logistik AG	95,461	2,399,994
Indus Holding AG	25,186	997,594
Jenoptik AG	28,642	783,269
VERBIO Vereinigte BioEnergie AG	83,701	4,240,433
Wuestenrot & Wuerttembergische AG	28,478	652,476

Total Germany		20,254,553

Ireland - 2.0%
Hibernia REIT PLC	1,572,798	2,312,826
Irish Continental Group PLC*	209,766	1,074,650
Kenmare Resources PLC	102,287	618,913
Total Produce PLC	839,677	2,628,842

Total Ireland		6,635,231

Italy - 7.9%
Anima Holding SpA(b)	1,250,474	6,214,993
Ascopiave SpA	210,203	884,944
Danieli & C. Officine Meccaniche SpA(a)	38,653	1,019,909
Danieli & C. Officine Meccaniche SpA, RSP	65,730	1,133,382
Datalogic SpA	146,355	3,460,836
Falck Renewables SpA(a)	337,460	2,225,079
Fiera Milano SpA*(a)	398,224	1,643,444
Immobiliare Grande Distribuzione SIIQ SpA	236,489	1,138,637
La Doria SpA	29,489	665,848
Piaggio & C. SpA	1,552,004	6,103,172
RAI Way SpA(b)	275,282	1,658,402
Zignago Vetro SpA	30,976	617,139

Total Italy		26,765,785

Netherlands - 1.7%
ForFarmers N.V.	139,101	821,501
TKH Group N.V., CVA	95,474	4,816,492

Total Netherlands		5,637,993

Norway - 11.5%
ABG Sundal Collier Holding ASA	549,782	628,673
American Shipping Co. ASA*	83,818	300,491
Atea ASA*	99,280	1,931,329
Austevoll Seafood ASA	344,516	4,275,823
Bonheur ASA(a)	74,789	2,116,293
Borregaard ASA	195,139	4,263,252
Elkem ASA*(b)	938,380	3,415,384
Europris ASA(b)	822,525	5,161,571
Fjordkraft Holding ASA(b)	492,717	2,928,749
Kid ASA(b)	79,087	977,880
Norway Royal Salmon ASA	28,048	561,925
Selvaag Bolig ASA	104,803	724,652
SpareBank 1 Nord Norge	146,822	1,455,389
SpareBank 1 SMN	199,221	2,759,627
Sparebanken Vest	62,525	650,303
TGS ASA	526,101	6,709,848

Total Norway		38,861,189

Portugal - 1.5%
Altri, SGPS, S.A.	548,981	3,411,433
Corticeira Amorim, SGPS, S.A.	58,922	740,682
Semapa-Sociedade de Investimento e Gestao	53,552	729,065

Total Portugal		4,881,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2021

Investments	Shares	Value
Spain - 1.8%
ContourGlobal PLC(b)	320,820	$855,370
Ercros S.A.*	155,955	619,573
Faes Farma S.A.	593,115	2,367,562
Global Dominion Access S.A.*(a)(b)	245,360	1,271,550
Miquel y Costas & Miquel S.A.	56,068	1,087,794

Total Spain		6,201,849

Sweden - 10.0%
AcadeMedia AB(b)	169,623	1,602,584
Akelius Residential Property AB, Class D(a)	382,275	738,944
Alimak Group AB(b)	68,025	1,110,398
Arjo AB, Class B	323,641	3,337,773
BioGaia AB, Class B(a)	16,781	934,005
Catena AB	79,491	4,258,903
CTT Systems AB(a)	36,894	933,982
Dustin Group AB(a)(b)	292,608	3,866,245
Instalco AB	69,926	2,902,630
Lagercrantz Group AB, Class B	163,662	1,781,649
LeoVegas AB(b)	356,990	1,586,223
Lindab International AB	59,997	1,400,981
Midsona AB, Class B	70,967	587,509
MIPS AB	22,026	1,895,563
Platzer Fastigheter Holding AB, Class B	118,554	1,799,350
Ratos AB, Class B	574,931	3,489,055
Troax Group AB	48,885	1,597,652

Total Sweden		33,823,446

Switzerland - 8.2%
Bobst Group S.A., Registered Shares*	29,294	2,345,168
Comet Holding AG, Registered Shares	7,329	2,017,883
EFG International AG*(a)	189,181	1,553,398
Huber + Suhner AG, Registered Shares	38,738	3,273,044
Implenia AG, Registered Shares*(a)	56,453	1,470,642
Kardex Holding AG, Registered Shares	26,377	6,106,646
Kudelski S.A., Bearer Shares(a)	124,332	559,551
Mobilezone Holding AG, Registered Shares	199,261	2,345,388
Swissquote Group Holding S.A., Registered Shares	25,751	3,894,618
Valiant Holding AG, Registered Shares	22,733	2,255,224
Zehnder Group AG	19,214	1,833,369

Total Switzerland		27,654,931

United Kingdom - 29.6%
Aggreko PLC	162,276	1,932,399
Anglo Asian Mining PLC	396,516	777,829
Avon Rubber PLC	14,860	537,022
Bodycote PLC	316,212	3,697,775
Brewin Dolphin Holdings PLC	912,436	4,380,185
CareTech Holdings PLC	87,369	732,624
Chemring Group PLC	347,753	1,381,160
Chesnara PLC	211,611	774,675
Clinigen Group PLC	86,849	742,661
Clipper Logistics PLC	197,013	2,190,917
CLS Holdings PLC	564,835	1,876,601
CMC Markets PLC(b)	796,558	5,061,864
Craneware PLC	25,773	758,368
Daily Mail & General Trust PLC, Class A Non-Voting Shares	110,683	1,473,985
Devro PLC	390,911	1,041,166
Diversified Energy Co. PLC	3,123,607	4,539,493
Drax Group PLC	956,289	5,603,960
EMIS Group PLC	87,167	1,384,794
FDM Group Holdings PLC	114,252	1,609,901
Ferrexpo PLC	1,635,225	9,663,924
Helical PLC	107,120	643,717
Hilton Food Group PLC	106,925	1,615,964
IG Design Group PLC	110,647	810,123
Impax Asset Management Group PLC	126,305	1,954,221
iomart Group PLC(a)	134,057	496,317
James Fisher & Sons PLC	38,578	494,032
James Halstead PLC(a)	52,341	375,994
Jupiter Fund Management PLC	1,945,195	7,577,876
Learning Technologies Group PLC	238,893	620,765
Liontrust Asset Management PLC	85,943	2,232,048
Luceco PLC(b)	191,058	1,096,659
Moneysupermarket.com Group PLC	1,457,135	5,165,254
NCC Group PLC	387,100	1,572,192
Nichols PLC	59,812	1,181,570
Numis Corp. PLC	95,944	470,524
PayPoint PLC	435,297	3,403,591
Polar Capital Holdings PLC	183,577	2,107,437
PZ Cussons PLC	457,715	1,545,999
Sabre Insurance Group PLC(b)	287,134	1,011,486
Serica Energy PLC	262,471	502,551
Smart Metering Systems PLC	175,496	2,106,795
Stock Spirits Group PLC	280,130	1,011,967
Telecom Plus PLC	112,020	1,757,961
TORM PLC, Class A	267,637	2,368,828
TP ICAP Group PLC	1,855,782	5,009,412
Volex PLC(a)	167,938	864,192
XPS Pensions Group PLC	442,767	844,092
YouGov PLC(a)	37,677	614,177

Total United Kingdom		99,617,047

TOTAL COMMON STOCKS (Cost: $266,089,481)		335,085,107

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(c) (Cost: $179,488)	3,171	215,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $12,248,963)	12,248,963	$12,248,963

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $278,517,932)		347,549,159
Other Assets less Liabilities - (3.2)%		(10,695,271)

NET ASSETS - 100.0%		$336,853,888

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,843,371 and the total market value of the collateral held by the Fund was $15,655,962. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,406,999.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International MidCap Dividend Fund	$629,963	$601,962	$1,004,944	$(12,468)	$576	$215,089	$12,340

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$335,085,107	$—	$—	$335,085,107
Exchange-Traded Fund	215,089	—	—	215,089
Investment of Cash Collateral for Securities Loaned	—	12,248,963	—	12,248,963

Total Investments in Securities	$335,300,196	$12,248,963	$—	$347,549,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 98.2%

Germany - 98.2%

Air Freight & Logistics - 6.4%
Deutsche Post AG, Registered Shares	29,744	$2,023,284

Auto Components - 2.1%
Continental AG	4,461	655,892

Automobiles - 12.0%
Bayerische Motoren Werke AG	14,384	1,523,449
Daimler AG, Registered Shares	13,055	1,165,790
Volkswagen AG	3,412	1,120,014

Total Automobiles		3,809,253

Capital Markets - 1.6%
Deutsche Boerse AG	2,941	513,394

Chemicals - 11.1%
BASF SE	25,111	1,978,527
Covestro AG(a)	5,591	361,090
Evonik Industries AG	17,886	599,848
Fuchs Petrolub SE	1,069	41,518
LANXESS AG	3,685	252,676
Symrise AG	1,914	266,703
Wacker Chemie AG	165	25,447

Total Chemicals		3,525,809

Construction Materials - 1.0%
HeidelbergCement AG	3,650	313,126

Diversified Financial Services - 0.1%
GRENKE AG	647	28,389

Diversified Telecommunication Services - 6.1%
Deutsche Telekom AG, Registered Shares	91,322	1,929,019

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	222	6,071

Food & Staples Retailing - 1.1%
METRO AG	28,578	353,819

Food Products - 0.1%
Suedzucker AG	1,838	29,426

Health Care Equipment & Supplies - 2.8%
Carl Zeiss Meditec AG, Bearer Shares	269	51,982
Eckert & Ziegler Strahlen- und Medizintechnik AG	128	14,626
Siemens Healthineers AG(a)	13,551	830,505
STRATEC SE	66	9,220

Total Health Care Equipment & Supplies		906,333

Health Care Providers & Services - 3.2%
Fresenius Medical Care AG & Co. KGaA	5,626	467,298
Fresenius SE & Co. KGaA	10,539	549,859

Total Health Care Providers & Services		1,017,157

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KgaA	203	15,901

Household Products - 1.2%
Henkel AG & Co. KGaA	4,255	391,822

Independent Power & Renewable Electricity Producers - 1.5%
Encavis AG	1,719	32,495
Uniper SE	12,521	461,199

Total Independent Power & Renewable Electricity Producers		493,694

Industrial Conglomerates - 6.8%
Rheinmetall AG	2,686	265,338
Siemens AG, Registered Shares	11,916	1,888,210

Total Industrial Conglomerates		2,153,548

Insurance - 12.8%
Allianz SE, Registered Shares	8,075	2,013,864
Hannover Rueck SE	3,486	583,314
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	3,962	1,085,128
Talanx AG	9,475	387,431

Total Insurance		4,069,737

IT Services - 0.7%
Bechtle AG	1,080	200,633
CANCOM SE	303	18,326

Total IT Services		218,959

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	228	25,213

Machinery - 2.9%
Duerr AG	1,166	44,359
GEA Group AG	5,522	223,698
KION Group AG	35	3,731
Knorr-Bremse AG	3,298	379,377
Krones AG	264	23,590
Rational AG	270	244,627

Total Machinery		919,382

Marine - 1.1%
Hapag-Lloyd AG(a)	1,538	354,022

Metals & Mining - 0.8%
Aurubis AG	2,829	262,220

Multi-Utilities - 5.3%
E.ON SE	110,049	1,272,967
RWE AG	11,060	400,827

Total Multi-Utilities		1,673,794

Oil, Gas & Consumable Fuels - 0.1%
CropEnergies AG	1,896	24,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2021

Investments	Shares	Value
Personal Products - 0.8%
Beiersdorf AG	2,182	$263,292

Pharmaceuticals - 6.4%
Bayer AG, Registered Shares	28,623	1,738,274
Merck KGaA	1,486	284,955

Total Pharmaceuticals		2,023,229

Real Estate Management & Development - 0.1%
PATRIZIA AG	765	19,959

Semiconductors & Semiconductor Equipment - 2.5%
Infineon Technologies AG	11,848	475,190
Siltronic AG	1,942	323,574

Total Semiconductors & Semiconductor Equipment		798,764

Software - 5.9%
Nemetschek SE	459	35,120
SAP SE	12,716	1,792,097
Software AG	961	43,238

Total Software		1,870,455

Specialty Retail - 0.1%
Hornbach Baumarkt AG	521	22,892
Hornbach Holding AG & Co. KGaA	244	27,807

Total Specialty Retail		50,699

Trading Companies & Distributors - 1.3%
Brenntag SE	4,637	431,233

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	1,761	44,273

TOTAL INVESTMENTS IN SECURITIES - 98.2% (Cost: $26,702,156)		31,215,496
Other Assets less Liabilities - 1.8%		571,823

NET ASSETS - 100.0%		$31,787,319

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/6/2021	570,691	EUR	680,785	USD	$—	$(3,943)
Bank of America N.A.	7/6/2021	5,073,311	EUR	6,016,338	USD	626	—
Bank of America N.A.	7/6/2021	6,415,413	USD	5,263,307	EUR	173,113	—
Bank of America N.A.	7/6/2021	268,660	USD	219,230	EUR	8,653	—
Bank of America N.A.	8/4/2021	6,101,080	USD	5,141,822	EUR	—	(756)
Citibank N.A.	7/6/2021	5,606,739	EUR	6,649,637	USD	—	(26)
Citibank N.A.	7/6/2021	6,415,413	USD	5,263,186	EUR	173,256	—
Citibank N.A.	8/4/2021	6,743,299	USD	5,682,549	EUR	—	(222)
Credit Suisse International	7/6/2021	6,140,468	EUR	7,282,939	USD	—	(323)
Credit Suisse International	7/6/2021	6,415,415	USD	5,263,317	EUR	173,103	—
Credit Suisse International	8/4/2021	7,385,521	USD	6,224,124	EUR	—	(691)
Goldman Sachs	7/6/2021	4,538,862	EUR	5,383,040	USD	66	—
Goldman Sachs	7/6/2021	6,415,413	USD	5,263,147	EUR	173,303	—
Goldman Sachs	8/4/2021	5,458,861	USD	4,600,271	EUR	—	(313)
UBS AG	7/6/2021	5,339,729	EUR	6,332,988	USD	—	(51)
UBS AG	7/6/2021	6,415,413	USD	5,263,182	EUR	173,262	—
UBS AG	8/4/2021	6,422,190	USD	5,412,125	EUR	—	(417)

						$875,382	$(6,742)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$31,215,496	$—	$—	$31,215,496

Total Investments in Securities	$31,215,496	$—	$—	$31,215,496

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$875,382	$—	$875,382
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6,742)	$—	$(6,742)

Total - Net	$31,215,496	$868,640	$—	$32,084,136

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 7.6%
Breville Group Ltd.(a)	16,363	$367,430
CSL Ltd.	25,957	5,557,561
Domino’s Pizza Enterprises Ltd.	14,007	1,267,254
Evolution Mining Ltd.	396,581	1,339,800
Mineral Resources Ltd.(a)	65,193	2,629,743
Netwealth Group Ltd.(a)	14,064	181,079
Northern Star Resources Ltd.	57,700	423,653
Rio Tinto Ltd.	196,332	18,666,265
WiseTech Global Ltd.	2,809	67,336

Total Australia		30,500,121

Belgium - 0.1%
Melexis N.V.	5,394	560,035

Brazil - 0.6%
Engie Brasil Energia S.A.	114,579	893,962
Equatorial Energia S.A.	94,468	466,894
Hapvida Participacoes e Investimentos S.A.(b)	22,192	68,152
Localiza Rent a Car S.A.	23,530	300,113
Lojas Renner S.A.	37,249	328,333
Magazine Luiza S.A.	47,988	202,267

Total Brazil		2,259,721

Canada - 7.4%
Alimentation Couche-Tard, Inc., Class B	40,615	1,493,995
B2Gold Corp.	83,872	352,204
Canadian National Railway Co.(a)	99,393	10,497,949
Canadian Pacific Railway Ltd.	52,769	4,061,973
CCL Industries, Inc., Class B	20,254	1,116,644
CI Financial Corp.(a)	86,420	1,587,705
Constellation Software, Inc.	673	1,020,348
Enghouse Systems Ltd.(a)	128	5,705
Metro, Inc.	29,685	1,424,679
Northland Power, Inc.(a)	41,199	1,407,014
Restaurant Brands International, Inc.	91,695	5,914,302
Toromont Industries Ltd.	9,445	823,758

Total Canada		29,706,276

China - 5.6%
A-Living Smart City Services Co., Ltd., Class H(b)	15,500	77,142
ANTA Sports Products Ltd.	52,000	1,224,026
Ausnutria Dairy Corp., Ltd.*(a)	63,000	84,369
China East Education Holdings Ltd.(a)(b)	50,000	78,549
China Feihe Ltd.(b)	346,000	746,726
China Medical System Holdings Ltd.	246,000	647,798
China Meidong Auto Holdings Ltd.	34,000	185,414
China Overseas Property Holdings Ltd.	160,000	171,005
Country Garden Services Holdings Co., Ltd.	17,000	183,663
CSPC Pharmaceutical Group Ltd.	961,968	1,392,316
Dali Foods Group Co., Ltd.(b)	672,000	400,646
ENN Energy Holdings Ltd.	111,100	2,114,460
Fu Shou Yuan International Group Ltd.	140,000	136,650
Greentown Service Group Co., Ltd.	120,000	186,354
Health & Happiness H&H International Holdings Ltd.(a)	67,000	280,826
Li Ning Co., Ltd.	65,000	793,474
Logan Group Co., Ltd.	250,000	374,074
Midea Real Estate Holding Ltd.(a)(b)	197,400	417,888
S-Enjoy Service Group Co., Ltd.*	14,000	42,545
Seazen Group Ltd.*	780,000	739,237
Shenzhou International Group Holdings Ltd.	73,500	1,855,991
Sino Biopharmaceutical Ltd.	191,875	188,271
SITC International Holdings Co., Ltd.	377,000	1,575,314
Sunny Optical Technology Group Co., Ltd.	18,300	578,278
Tencent Holdings Ltd.	82,300	6,189,046
Topsports International Holdings Ltd.(b)	177,000	289,916
WuXi AppTec Co., Ltd., Class H(a)(b)	5,940	138,674
Xinyi Solar Holdings Ltd.(a)	389,428	840,451
Yihai International Holding Ltd.*(a)	3,000	20,146
Zhongliang Holdings Group Co., Ltd.(a)	670,000	413,258
Zhongsheng Group Holdings Ltd.	22,800	189,661

Total China		22,556,168

Denmark - 5.9%
Ambu A/S, Class B	4,070	156,490
Coloplast A/S, Class B	18,671	3,063,919
DSV Panalpina A/S	6,158	1,436,250
GN Store Nord A/S	5,595	488,784
Novo Nordisk A/S, Class B	183,609	15,384,323
Novozymes A/S, Class B	23,807	1,794,670
Royal Unibrew A/S	8,185	1,042,680
SimCorp A/S	4,407	553,251

Total Denmark		23,920,367

Finland - 2.1%
Neste Oyj	122,134	7,479,475
Orion Oyj, Class B(a)	23,079	992,141

Total Finland		8,471,616

France - 2.9%
Gaztransport Et Technigaz S.A.	11,523	930,595
Hermes International	5,395	7,859,862
Sartorius Stedim Biotech	1,314	621,595
Trigano S.A.	2,600	537,118
Verallia S.A.(b)	42,211	1,564,815

Total France		11,513,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2021

Investments	Shares	Value
Germany - 1.1%
Bechtle AG	2,296	$426,531
CompuGroup Medical SE & Co. KgaA	1,957	153,289
Dermapharm Holding SE	4,688	373,876
Fuchs Petrolub SE	11,075	430,134
Knorr-Bremse AG	24,462	2,813,922
Softwareone Holding AG*	9,445	223,263

Total Germany		4,421,015

Hong Kong - 0.3%
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	146,500	136,957
Chow Tai Fook Jewellery Group Ltd.(a)	364,400	832,421
Vitasoy International Holdings Ltd.(a)	112,000	416,078

Total Hong Kong		1,385,456

India - 8.2%
Aarti Industries Ltd.	10,462	122,699
Alembic Pharmaceuticals Ltd.*	3,238	42,874
Alkem Laboratories Ltd.	1,105	47,562
Asian Paints Ltd.	18,871	759,791
Aurobindo Pharma Ltd.	10,200	132,450
Bajaj Auto Ltd.*	21,664	1,204,840
Balkrishna Industries Ltd.	8,599	259,046
Bayer CropScience Ltd.	738	57,471
Berger Paints India Ltd.	8,369	90,648
Bharat Electronics Ltd.	277,273	663,993
Cadila Healthcare Ltd.*	12,341	107,123
Colgate-Palmolive India Ltd.	21,177	480,293
Coromandel International Ltd.	14,786	179,210
Dabur India Ltd.	29,609	226,559
Divi’s Laboratories Ltd.*	2,574	152,655
Dr. Reddy’s Laboratories Ltd.	2,480	180,939
Eicher Motors Ltd.*	6,403	230,101
Endurance Technologies Ltd.*(b)	435	9,511
GAIL India Ltd.	1,053,456	2,120,943
Havells India Ltd.	10,791	142,302
HCL Technologies Ltd.	47,812	632,626
HDFC Asset Management Co., Ltd.(b)	6,490	254,732
Hero MotoCorp., Ltd.	25,079	979,340
Hindustan Unilever Ltd.	70,449	2,342,266
ICICI Lombard General Insurance Co., Ltd.(b)	6,459	136,166
ICICI Securities Ltd.(b)	14,427	124,405
Indraprastha Gas Ltd.	22,748	170,694
Infosys Ltd.	352,294	7,492,350
ITC Ltd.	1,271,713	3,467,997
JSW Steel Ltd.	85,696	788,477
Jubilant Foodworks Ltd.*	1,498	62,076
L&T Technology Services Ltd.(b)	2,275	88,855
Larsen & Toubro Infotech Ltd.(b)	2,856	156,433
Marico Ltd.	79,159	565,285
Maruti Suzuki India Ltd.	6,224	629,342
Mphasis Ltd.	11,397	327,236
Muthoot Finance Ltd.	10,695	213,188
Natco Pharma Ltd.	6,136	93,229
Nestle India Ltd.	624	148,029
Nippon Life India Asset Management Ltd.(b)	31,419	154,791
NMDC Ltd.	394,589	977,315
Page Industries Ltd.	110	43,689
Petronet LNG Ltd.	164,796	500,618
Pidilite Industries Ltd.*	8,727	252,893
Sanofi India Ltd.	131	13,522
SRF Ltd.	1,067	104,442
Sun TV Network Ltd.	443	3,157
Supreme Industries Ltd.	6,014	175,116
Tata Consultancy Services Ltd.	64,099	2,885,231
Tech Mahindra Ltd.	66,396	978,521
Titan Co., Ltd.	5,666	132,064
Torrent Pharmaceuticals Ltd.	1,742	68,002
Torrent Power Ltd.	55,162	341,451
UPL Ltd.	37,224	397,054
Varun Beverages Ltd.	13,353	131,064
Voltas Ltd.	10,390	142,920
Whirlpool of India Ltd.	1,446	43,489

Total India		33,229,075

Indonesia - 1.2%
Mayora Indah Tbk PT	349,100	55,616
Telkom Indonesia Persero Tbk PT	19,173,300	4,165,234
Tower Bersama Infrastructure Tbk PT	1,569,000	347,344
Unilever Indonesia Tbk PT	564,100	192,572

Total Indonesia		4,760,766

Israel - 0.1%
Strauss Group Ltd.	17,674	494,937

Italy - 1.2%
Carel Industries SpA(b)	5,712	137,171
DiaSorin SpA	1,402	265,190
Ferrari N.V.	11,326	2,337,083
Interpump Group SpA	7,429	439,974
Recordati Industria Chimica e Farmaceutica SpA	27,233	1,556,649
Reply SpA	1,787	293,722

Total Italy		5,029,789

Japan - 13.3%
Advantest Corp.	19,700	1,776,710
Asahi Intecc Co., Ltd.(a)	8,600	205,799
Astellas Pharma, Inc.	314,900	5,488,549
BayCurrent Consulting, Inc.	500	179,746
Benefit One, Inc.	14,800	466,042
Capcom Co., Ltd.	25,400	743,761
Chugai Pharmaceutical Co., Ltd.(a)	119,400	4,735,551
CyberAgent, Inc.	19,800	425,471
Daifuku Co., Ltd.	6,000	545,454
Elecom Co., Ltd.	9,900	185,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2021

Investments	Shares	Value
Fancl Corp.	10,900	$353,545
Fast Retailing Co., Ltd.	6,300	4,746,995
Food & Life Cos Ltd.	3,900	168,488
GMO Payment Gateway, Inc.	3,300	430,228
Goldwin, Inc.	3,200	188,269
GungHo Online Entertainment, Inc.	12,600	251,001
Hoya Corp.	18,600	2,468,493
Infocom Corp.	1,600	44,184
Infomart Corp.	5,200	42,681
IR Japan Holdings Ltd.	100	12,605
Kakaku.com, Inc.	28,900	873,588
Kaken Pharmaceutical Co., Ltd.	4,100	175,836
Katitas Co., Ltd.	5,000	140,553
Kobe Bussan Co., Ltd.(a)	8,500	268,042
Kose Corp.	8,200	1,291,432
Kusuri no Aoki Holdings Co., Ltd.(a)	600	43,788
Lasertec Corp.(a)	3,900	758,636
M3, Inc.	7,400	540,915
Maruwa Unyu Kikan Co., Ltd.(a)	3,400	48,370
MonotaRO Co., Ltd.	19,600	464,438
Nexon Co., Ltd.(a)	13,400	298,931
Nifco, Inc.	18,400	695,450
Nihon M&A Center, Inc.(a)	18,800	487,997
Obic Co., Ltd.	6,400	1,194,198
Oracle Corp.	12,200	934,318
Otsuka Corp.	30,300	1,591,576
Pigeon Corp.(a)	12,500	352,509
Seria Co., Ltd.	9,200	339,436
Shionogi & Co., Ltd.(a)	36,000	1,878,331
Sysmex Corp.	8,100	963,330
TechnoPro Holdings, Inc.(a)	15,000	355,167
Toei Animation Co., Ltd.(a)	3,600	427,174
Tokyo Electron Ltd.	29,100	12,605,892
Workman Co., Ltd.(a)	4,000	280,386
Yamaha Corp.	23,400	1,271,304
Yaskawa Electric Corp.	19,800	968,682
ZOZO, Inc.	28,352	964,310

Total Japan		53,673,870

Malaysia - 0.1%
Hartalega Holdings Bhd	5,800	10,268
Press Metal Aluminium Holdings Bhd	263,700	303,622
Top Glove Corp. Bhd	87,900	88,292
Westports Holdings Bhd	126,100	127,877

Total Malaysia		530,059

Mexico - 0.7%
Gruma S.A.B. de C.V., Class B	30,588	342,297
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	457,805	813,268
Wal-Mart de Mexico S.A.B. de C.V.	539,336	1,762,617

Total Mexico		2,918,182

Netherlands - 4.8%
ASML Holding N.V.	24,532	16,856,202
BE Semiconductor Industries N.V.(a)	14,351	1,217,529
Euronext N.V.(b)	11,176	1,215,358

Total Netherlands		19,289,089

Russia - 0.8%
Mobile TeleSystems PJSC, ADR	234,658	2,172,933
Polyus PJSC, GDR(c)	9,731	941,474

Total Russia		3,114,407

Singapore - 0.7%
Singapore Exchange Ltd.	314,500	2,615,764

South Africa - 0.5%
Anglo American Platinum Ltd.	8,666	1,001,053
AngloGold Ashanti Ltd.	10,767	200,195
SPAR Group Ltd. (The)	50,516	639,961

Total South Africa		1,841,209

South Korea - 1.5%
Douzone Bizon Co., Ltd.	732	53,950
LG Household & Health Care Ltd.	477	746,325
NCSoft Corp.	815	593,438
SK Hynix, Inc.	38,079	4,311,213
SK Materials Co., Ltd.	666	208,230

Total South Korea		5,913,156

Sweden - 2.4%
AddTech AB, Class B	8,333	138,361
Atlas Copco AB, Class B	67,637	3,558,947
Beijer Ref AB(a)	31,423	560,328
Epiroc AB, Class B	52,460	1,030,227
EQT AB	46,673	1,695,087
Evolution AB(b)	11,786	1,863,787
Lifco AB, Class B	31,923	746,549
Mycronic AB	7,087	213,965

Total Sweden		9,807,251

Switzerland - 12.3%
Givaudan S.A., Registered Shares	1,212	5,642,058
Logitech International S.A., Registered Shares	18,050	2,189,003
Partners Group Holding AG	6,921	10,493,624
Roche Holding AG	37,453	14,122,619
Roche Holding AG, Bearer Shares(a)	23,808	9,679,284
Schindler Holding AG, Participation Certificate	5,792	1,773,285
SFS Group AG	6,145	884,838
Sika AG, Registered Shares(a)	13,287	4,348,264
Temenos AG, Registered Shares	2,844	457,206

Total Switzerland		49,590,181

Taiwan - 8.6%
Accton Technology Corp.	94,000	1,115,011
Advantech Co., Ltd.	52,496	650,018
ASMedia Technology, Inc.	1,000	48,273
Eclat Textile Co., Ltd.	46,283	1,089,696
Feng TAY Enterprise Co., Ltd.	84,620	742,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2021

Investments	Shares	Value
Genius Electronic Optical Co., Ltd.	8,000	$161,938
Hiwin Technologies Corp.	13,391	189,841
Largan Precision Co., Ltd.	16,000	1,780,171
Macronix International Co., Ltd.(a)	486,000	797,136
Micro-Star International Co., Ltd.	115,000	650,067
momo.com, Inc.	2,000	135,307
Nanya Technology Corp.	237,000	677,933
Nien Made Enterprise Co., Ltd.	32,000	474,904
Novatek Microelectronics Corp.(a)	99,000	1,773,028
President Chain Store Corp.	153,000	1,444,199
Realtek Semiconductor Corp.	62,000	1,123,733
Taiwan Semiconductor Manufacturing Co., Ltd.	873,000	18,642,799
Voltronic Power Technology Corp.	7,000	337,909
Walsin Technology Corp.	60,000	489,906
Wiwynn Corp.	13,000	465,177
Yageo Corp.(a)	86,000	1,713,055

Total Taiwan		34,502,661

Thailand - 0.2%
Carabao Group PCL, NVDR	48,400	213,685
Delta Electronics Thailand PCL, NVDR	29,700	535,619
Muangthai Capital PCL, NVDR	28,700	51,490

Total Thailand		800,794

Turkey - 0.4%
Aselsan Elektronik Sanayi ve Ticaret AS	34,519	58,488
Eregli Demir ve Celik Fabrikalari T.A.S.	308,245	638,666
Ford Otomotiv Sanayi AS	17,473	342,320
Turkcell Iletisim Hizmetleri AS	224,112	415,333

Total Turkey		1,454,807

United Kingdom - 9.5%
AJ Bell PLC	21,278	127,513
Ashmore Group PLC(a)	292,541	1,555,904
Bunzl PLC	55,715	1,838,753
Games Workshop Group PLC	3,910	615,768
Gamma Communications PLC	4,096	112,602
Halma PLC	28,204	1,048,868
HomeServe PLC	61,124	806,822
IMI PLC	75,046	1,783,164
RELX PLC	481,175	12,755,963
Unilever PLC	304,210	17,778,717

Total United Kingdom		38,424,074

TOTAL COMMON STOCKS TOTAL COMMON STOCKS (Cost: $315,409,561)		403,284,831

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	9	411
WisdomTree International Equity Fund(d)	10	545

TOTAL EXCHANGE-TRADED FUNDS (Cost: $925)		956

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(e) (Cost: $12,460,264)	12,460,264	12,460,264

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $327,870,750)		415,746,051
Other Assets less Liabilities - (3.2)%		(12,730,440)

NET ASSETS - 100.0%		$403,015,611

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,406,542. The Fund also had securities on loan having a total market value of $195,693 that were sold and pending settlement. The total market value of the collateral held by the Fund was $30,595,080. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,134,816.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$55,849	$248,584	$300,367	$(3,636)	$(19)	$411	$4,191
WisdomTree International Equity Fund	82,296	373,577	450,714	(4,617)	3	545	5,883

Total	$138,145	$622,161	$751,081	$(8,253)	$(16)	$956	$10,074

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Societe Generale	7/1/2021	29,032	USD	20,975	GBP	$56	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Taiwan	$32,789,606	$1,713,055	$—	$34,502,661
Other	368,782,170	—	—	368,782,170
Exchange-Traded Funds	956	—	—	956
Investment of Cash Collateral for Securities Loaned	—	12,460,264	—	12,460,264

Total Investments in Securities	$401,572,732	$14,173,319	$—	$415,746,051

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$56	$—	$56

Total - Net	$401,572,732	$14,173,375	$—	$415,746,107

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 10.2%
Abacus Property Group	41,791	$98,830
BWP Trust	48,651	155,595
Centuria Industrial REIT(a)	43,373	121,132
Charter Hall Group	27,317	318,288
Charter Hall Long Wale REIT	50,282	179,309
Charter Hall Retail REIT	65,542	186,982
Cromwell Property Group(a)	337,248	221,540
Dexus	126,792	1,015,668
Goodman Group	84,870	1,348,871
Growthpoint Properties Australia Ltd.(a)	38,642	118,073
Ingenia Communities Group	21,176	97,613
Mirvac Group	344,742	755,740
Shopping Centres Australasia Property Group	122,077	230,956
Stockland	309,854	1,084,023
Waypoint REIT	133,477	262,545

Total Australia		6,195,165

Austria - 0.4%
CA Immobilien Anlagen AG	5,761	240,144

Belgium - 2.3%
Aedifica S.A.	2,585	341,196
Befimmo S.A.	2,353	93,479
Cofinimmo S.A.	3,700	563,398
Warehouses De Pauw CVA	10,843	414,051

Total Belgium		1,412,124

Canada - 3.5%
Allied Properties Real Estate Investment Trust	6,375	231,926
Altus Group Ltd.(a)	1,570	72,839
Canadian Apartment Properties REIT	5,718	268,376
Choice Properties Real Estate Investment Trust	29,347	338,665
CT Real Estate Investment Trust	9,769	129,223
Dream Industrial Real Estate Investment Trust	10,165	125,431
First Capital Real Estate Investment Trust	13,712	194,889
FirstService Corp.(a)	639	109,713
Granite Real Estate Investment Trust	2,140	142,540
InterRent Real Estate Investment Trust	5,871	79,936
Killam Apartment Real Estate Investment Trust	6,638	108,659
NorthWest Healthcare Properties Real Estate Investment Trust	12,151	124,915
Summit Industrial Income REIT	6,678	95,831
Tricon Residential, Inc.(a)	11,086	127,664

Total Canada		2,150,607

Chile - 0.2%
Cencosud Shopping S.A.	53,463	88,186
Parque Arauco S.A.*	36,866	52,151

Total Chile		140,337

China - 16.9%
Agile Group Holdings Ltd.	400,000	518,166
C&D International Investment Group Ltd.*(a)	34,000	61,119
Central China Real Estate Ltd.(a)	259,000	67,369
China Aoyuan Group Ltd.(a)	227,000	191,460
China Jinmao Holdings Group Ltd.	679,000	227,329
China Overseas Grand Oceans Group Ltd.	215,000	125,138
China Overseas Land & Investment Ltd.	418,549	950,727
China Resources Land Ltd.	322,000	1,304,030
China SCE Group Holdings Ltd.	272,000	111,730
China Vanke Co., Ltd., Class H	169,500	530,380
CIFI Holdings Group Co., Ltd.	509,900	397,895
Country Garden Holdings Co., Ltd.(a)	1,005,972	1,126,980
Dexin China Holdings Co., Ltd.*(a)	178,000	67,617
Greentown China Holdings Ltd.(a)	41,500	63,913
Hopson Development Holdings Ltd.	69,400	318,142
Jiayuan International Group Ltd.	136,000	57,791
Kaisa Group Holdings Ltd.*	160,000	60,573
KWG Group Holdings Ltd.	330,500	442,604
Logan Group Co., Ltd.	134,000	200,503
Longfor Group Holdings Ltd.(b)	169,500	949,445
Midea Real Estate Holding Ltd.(a)(b)	49,400	104,578
Powerlong Real Estate Holdings Ltd.(a)	207,000	177,790
Redsun Properties Group Ltd.(a)	148,000	49,169
Seazen Group Ltd.*	218,000	206,607
Shenzhen Investment Ltd.	430,000	132,336
Shimao Group Holdings Ltd.	119,500	292,985
Sunac China Holdings Ltd.	246,271	845,126
Times China Holdings Ltd.(a)	154,000	176,094
Yanlord Land Group Ltd.	103,200	93,665
Yuexiu Property Co., Ltd.	189,800	199,922
Yuzhou Group Holdings Co., Ltd.(a)	423,000	108,394
Zhenro Properties Group Ltd.(a)	112,700	62,983
Zhongliang Holdings Group Co., Ltd.(a)	124,500	76,792

Total China		10,299,352

Finland - 0.3%
Kojamo Oyj	8,082	184,692

France - 2.3%
Cromwell European Real Estate Investment Trust	47,660	140,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2021

Investments	Shares	Value
Gecina S.A.(a)	5,470	$838,104
Nexity S.A.	8,070	403,672

Total France		1,382,511

Germany - 10.5%
alstria office REIT AG	25,646	474,148
Deutsche Wohnen SE, Bearer Shares	23,364	1,429,147
LEG Immobilien SE	6,428	925,810
PATRIZIA AG	1,883	49,127
TAG Immobilien AG	14,531	461,137
Vonovia SE	46,790	3,025,221

Total Germany		6,364,590

Hong Kong - 14.4%
Champion REIT	289,000	162,626
Hang Lung Group Ltd.	80,649	205,625
Hang Lung Properties Ltd.	147,283	357,689
Henderson Land Development Co., Ltd.	180,915	857,301
Hui Xian Real Estate Investment Trust*	482,634	132,221
Hysan Development Co., Ltd.	77,115	307,334
Kowloon Development Co., Ltd.	67,000	79,201
Link REIT(a)	215,014	2,083,455
New World Development Co., Ltd.	165,013	857,379
Sino Land Co., Ltd.	361,735	570,142
Sun Hung Kai Properties Ltd.	167,810	2,500,128
Swire Properties Ltd.	102,341	305,078
Wharf Holdings Ltd. (The)	59,872	228,206
Yuexiu Real Estate Investment Trust	218,900	112,750

Total Hong Kong		8,759,135

India - 0.1%
Embassy Office Parks REIT	16,000	75,422

Israel - 0.9%
Alony Hetz Properties & Investments Ltd.	11,302	157,469
Amot Investments Ltd.	33,463	219,561
Azrieli Group Ltd.	1,501	105,717
Mivne Real Estate KD Ltd.	26,067	75,597

Total Israel		558,344

Japan - 14.0%
Aeon Mall Co., Ltd.	5,330	82,166
Daito Trust Construction Co., Ltd.	13,800	1,510,677
Daiwa House Industry Co., Ltd.	50,300	1,511,402
GLP J-REIT	271	467,822
Heiwa Real Estate Co., Ltd.	2,200	83,053
Hulic Co., Ltd.(a)	37,100	417,830
Ichigo, Inc.	15,600	49,475
Invesco Office J-REIT, Inc.	1,123	229,578
Japan Metropolitan Fund Invest	602	653,039
Katitas Co., Ltd.	1,600	44,977
Mitsubishi Estate Co., Ltd.	55,889	904,627
Mitsui Fudosan Co., Ltd.	49,508	1,147,708
Nomura Real Estate Holdings, Inc.	11,065	280,937
Open House Co., Ltd.	5,200	244,563
Relo Group, Inc.	3,600	82,386
Starts Corp., Inc.	2,500	64,037
Sumitomo Realty & Development Co., Ltd.	13,579	485,707
Tokyo Tatemono Co., Ltd.(a)	16,200	231,199

Total Japan		8,491,183

Malaysia - 0.3%
IGB Real Estate Investment Trust	151,400	62,362
KLCCP Stapled Group	48,600	78,083
Sunway Real Estate Investment Trust	197,096	67,890

Total Malaysia		208,335

Mexico - 0.4%
PLA Administradora Industrial S de RL de C.V.	101,384	154,083
Prologis Property Mexico S.A. de C.V.	45,031	100,396

Total Mexico		254,479

Norway - 0.8%
Entra ASA(b)	20,760	474,779

Philippines - 0.3%
Robinsons Land Corp.	165,347	58,531
SM Prime Holdings, Inc.	172,575	129,038

Total Philippines		187,569

Singapore - 8.4%
Ascendas India Trust	116,800	120,780
Ascendas Real Estate Investment Trust	323,336	709,598
Ascott Residence Trust	243,188	180,916
CapitaLand Integrated Commercial Trust	455,500	708,224
CapitaLand Ltd.	219,389	605,515
City Developments Ltd.(a)	20,003	108,482
Frasers Centrepoint Trust	55,418	100,183
Frasers Logistics & Commercial Trust	83,900	89,879
Keppel DC REIT	88,504	163,945
Keppel REIT	198,800	174,516
Manulife US Real Estate Investment Trust	219,072	173,067
Mapletree Commercial Trust	129,720	208,448
Mapletree Industrial Trust	172,109	362,348
Mapletree Logistics Trust	315,275	480,817
Mapletree North Asia Commercial Trust	244,300	189,014
OUE Commercial Real Estate Investment Trust	232,000	69,900
Parkway Life Real Estate Investment Trust	44,400	151,611
SPH REIT	97,000	62,781
Suntec Real Estate Investment Trust	263,528	286,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2021

Investments	Shares	Value
UOL Group Ltd.	27,100	$147,173

Total Singapore		5,093,427

Spain - 0.9%
Inmobiliaria Colonial Socimi S.A.	16,228	163,869
Merlin Properties Socimi S.A.(a)	38,004	393,723

Total Spain		557,592

Sweden - 3.0%
Atrium Ljungberg AB, Class B	5,754	131,131
Castellum AB	24,258	617,785
Catena AB	1,760	94,296
Fabege AB	16,828	270,164
Hufvudstaden AB, Class A	8,888	151,214
Kungsleden AB	14,908	180,594
Samhallsbyggnadsbolaget i Norden AB(a)	21,037	88,210
Wallenstam AB, Class B	3,521	55,746
Wihlborgs Fastigheter AB	11,812	256,484

Total Sweden		1,845,624

Switzerland - 3.0%
Allreal Holding AG, Registered Shares	1,639	323,066
PSP Swiss Property AG, Registered Shares	3,114	395,840
Swiss Prime Site AG, Registered Shares	11,289	1,121,145

Total Switzerland		1,840,051

Taiwan - 0.4%
Farglory Land Development Co., Ltd.	79,000	151,124
Ruentex Development Co., Ltd.	42,000	85,319

Total Taiwan		236,443

Thailand - 0.5%
Central Pattana PCL, NVDR	62,574	102,500
Supalai PCL, NVDR	140,100	90,049
WHA Corp. PCL, NVDR	881,500	88,012

Total Thailand		280,561

United Kingdom - 5.0%
Assura PLC	294,178	300,933
Big Yellow Group PLC	10,594	191,280
CLS Holdings PLC	17,041	56,617
Grainger PLC	25,548	100,586
Great Portland Estates PLC	12,818	125,634
Londonmetric Property PLC	68,882	220,193
Primary Health Properties PLC(a)	84,415	179,471
Safestore Holdings PLC	15,204	198,904
Secure Income REIT PLC	38,670	202,999
Segro PLC	55,026	831,992
Tritax Big Box REIT PLC	146,763	397,990
Workspace Group PLC	17,712	204,065

Total United Kingdom		3,010,664

TOTAL COMMON STOCKS (Cost: $53,893,398)		60,243,130

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $2,313,350)	2,313,350	2,313,350

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $56,206,748)		62,556,480
Other Assets less Liabilities - (2.8)%		(1,707,587)

NET ASSETS - 100.0%		$60,848,893

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,909,674 and the total market value of the collateral held by the Fund was $7,519,958. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,206,608.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2021	27,012	USD	209,697	HKD	$10	$—
Societe Generale	7/1/2021	15,504	USD	13,029	EUR	53	—
State Street Bank and Trust	7/1/2021	268,958	PHP	5,542	USD	—	(32)

						$63	$(32)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$60,243,130	$—	$—	$60,243,130
Investment of Cash Collateral for Securities Loaned	—	2,313,350	—	2,313,350

Total Investments in Securities	$60,243,130	$2,313,350	$—	$62,556,480

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$63	$—	$63
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(32)	$—	$(32)

Total - Net	$60,243,130	$2,313,381	$—	$62,556,511

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 4.3%
AGL Energy Ltd.(a)	3,692	$22,729
Alumina Ltd.	14,933	18,442
APA Group(a)	4,186	27,970
Aurizon Holdings Ltd.	9,394	26,235
AusNet Services Ltd.	21,359	28,062
Australia & New Zealand Banking Group Ltd.	9,907	209,371
BHP Group Ltd.	12,985	473,484
BHP Group PLC	7,212	212,212
Commonwealth Bank of Australia	7,307	547,860
Dexus	4,895	39,211
Fortescue Metals Group Ltd.	31,216	546,983
Harvey Norman Holdings Ltd.(a)	5,665	23,306
JB Hi-Fi Ltd.(a)	436	16,556
Macquarie Group Ltd.	751	88,197
Magellan Financial Group Ltd.(a)	467	18,883
Medibank Pvt Ltd.	9,600	22,775
Metcash Ltd.(a)	3,803	11,392
Mineral Resources Ltd.(a)	911	36,748
Mirvac Group	14,110	30,932
National Australia Bank Ltd.	11,331	223,047
Origin Energy Ltd.	8,228	27,859
QBE Insurance Group Ltd.	3,125	25,314
Rio Tinto Ltd.	2,069	196,710
Spark Infrastructure Group	12,117	20,468
Stockland	9,520	33,306
Telstra Corp., Ltd.	42,654	120,405
Transurban Group(a)	5,737	61,289
Wesfarmers Ltd.	3,613	160,306
Worley Ltd.	1,829	16,423

Total Australia		3,286,475

Austria - 0.2%
Oesterreichische Post AG(a)	614	32,657
OMV AG	1,702	96,823
Raiffeisen Bank International AG	2,779	62,946

Total Austria		192,426

Belgium - 0.1%
Proximus SADP	2,159	41,708
Solvay S.A.	350	44,495
Telenet Group Holding N.V.	470	17,691

Total Belgium		103,894

Brazil - 1.0%
Banco do Brasil S.A.	13,343	85,437
Banco Santander Brasil S.A.	1,312	10,590
CCR S.A.	9,200	24,660
Centrais Eletricas Brasileiras S.A.	2,600	22,369
Petrobras Distribuidora S.A.	8,192	43,557
Porto Seguro S.A.	1,072	11,423
Vale S.A.	25,245	569,765

Total Brazil		767,801

Canada - 4.5%
Bank of Montreal	2,091	214,554
Bank of Nova Scotia (The)(a)	4,896	318,756
BCE, Inc.	3,408	168,240
Canadian Imperial Bank of Commerce(a)	1,721	196,116
Canadian Natural Resources Ltd.	5,268	191,440
Enbridge, Inc.	10,579	423,997
Finning International, Inc.	900	23,585
Gibson Energy, Inc.(a)	1,138	21,826
Great-West Lifeco, Inc.	3,759	111,771
Hydro One Ltd.(b)	3,166	76,600
IGM Financial, Inc.(a)	1,288	45,516
Manulife Financial Corp.	7,152	140,926
National Bank of Canada	1,039	77,839
Nutrien Ltd.(a)	1,700	103,115
Power Corp. of Canada(a)	2,873	90,902
Rogers Communications, Inc., Class B	1,100	58,540
Royal Bank of Canada	3,855	390,979
Shaw Communications, Inc., Class B	2,700	78,298
Sun Life Financial, Inc.	1,600	82,591
TC Energy Corp.(a)	3,257	161,338
TELUS Corp.	4,821	108,232
Toronto-Dominion Bank (The)	5,776	405,202

Total Canada		3,490,363

Chile - 0.1%
Banco de Chile	375,003	37,335
Enel Americas S.A.	279,969	41,451

Total Chile		78,786

China - 3.2%
Agile Group Holdings Ltd.	28,000	36,272
Agricultural Bank of China Ltd., Class H	269,074	93,551
Anhui Conch Cement Co., Ltd., Class H	10,000	53,053
Beijing Enterprises Holdings Ltd.	9,500	33,702
BOC Hong Kong Holdings Ltd.	46,000	156,081
China Aoyuan Group Ltd.(a)	14,000	11,808
China Construction Bank Corp., Class H	833,536	655,808
China Everbright Environment Group Ltd.	38,000	21,530
China Life Insurance Co., Ltd., Class H	41,000	81,305
China Medical System Holdings Ltd.	10,000	26,333
China Overseas Land & Investment Ltd.	37,500	85,181
China Pacific Insurance Group Co., Ltd., Class H	20,600	64,857
China Resources Cement Holdings Ltd.	28,000	26,609
China Resources Power Holdings Co., Ltd.	28,000	38,219
CIFI Holdings Group Co., Ltd.	28,000	21,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

Investments	Shares	Value
Country Garden Holdings Co., Ltd.(a)	65,668	$73,567
Far East Horizon Ltd.(a)	21,000	21,958
Guangdong Investment Ltd.	16,000	22,993
Hengan International Group Co., Ltd.(a)	4,500	30,132
Hopson Development Holdings Ltd.	1,000	4,584
Industrial & Commercial Bank of China Ltd., Class H	628,000	368,753
Kunlun Energy Co., Ltd.	28,000	25,816
KWG Group Holdings Ltd.	21,500	28,793
Lenovo Group Ltd.	70,000	80,493
New China Life Insurance Co., Ltd., Class H	5,600	19,109
Postal Savings Bank of China Co., Ltd., Class H(b)	72,000	48,489
Powerlong Real Estate Holdings Ltd.(a)	13,000	11,165
Shenzhen International Holdings Ltd.(a)	26,232	36,278
Shenzhen Investment Ltd.	70,000	21,543
Shimao Group Holdings Ltd.	7,000	17,162
SITC International Holdings Co., Ltd.	8,000	33,428
Sunac China Holdings Ltd.	13,000	44,612
Times China Holdings Ltd.(a)	11,000	12,578
Uni-President China Holdings Ltd.	12,000	13,243
Want Want China Holdings Ltd.	57,000	40,369
WH Group Ltd.(a)(b)	63,500	57,074
Zhongliang Holdings Group Co., Ltd.(a)	18,500	11,411

Total China		2,429,708

Czech Republic - 0.1%
O2 Czech Republic AS	3,306	40,579

Finland - 0.4%
Fortum Oyj	3,614	99,689
Konecranes Oyj	527	22,199
Neles Oyj	2,107	30,384
Nokian Renkaat Oyj	538	21,724
Orion Oyj, Class B(a)	460	19,775
Sampo Oyj, Class A	1,881	86,461
Valmet Oyj	810	35,330

Total Finland		315,562

France - 1.3%
ALD S.A.(b)	1,921	28,795
AXA S.A.	7,011	177,802
Danone S.A.	1,626	114,482
Gecina S.A.(a)	263	40,297
Imerys S.A.	400	18,690
Orange S.A.	8,785	100,170
Publicis Groupe S.A.	584	37,357
Rubis SCA	452	20,096
Sanofi	4,334	454,143
Societe BIC S.A.	297	20,640
Verallia S.A.(b)	381	14,124

Total France		1,026,596

Germany - 3.0%
Allianz SE, Registered Shares	1,448	361,124
BASF SE	3,408	268,520
Bayer AG, Registered Shares	4,034	244,985
Bayerische Motoren Werke AG	1,632	172,849
Continental AG	378	55,576
Deutsche Telekom AG, Registered Shares	12,915	272,807
E.ON SE	12,870	148,871
Evonik Industries AG	1,632	54,733
Hannover Rueck SE	324	54,215
METRO AG	2,210	27,361
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	397	108,732
Siemens AG, Registered Shares	1,902	301,391
Siltronic AG	119	19,828
Talanx AG	1,237	50,581
Telefonica Deutschland Holding AG	14,725	38,854
Traton SE	1,890	59,934
TUI AG*	8,527	43,614
Uniper SE	1,031	37,976

Total Germany		2,321,951

Hong Kong - 1.0%
CLP Holdings Ltd.	11,000	108,784
Hang Seng Bank Ltd.	7,100	141,802
Henderson Land Development Co., Ltd.	21,100	99,986
Link REIT	7,200	69,767
New World Development Co., Ltd.	11,118	57,767
Power Assets Holdings Ltd.	15,500	95,106
Sino Land Co., Ltd.	26,000	40,979
Sun Hung Kai Properties Ltd.	9,500	141,536
Swire Properties Ltd.	17,600	52,466

Total Hong Kong		808,193

India - 0.5%
GAIL India Ltd.	21,310	42,904
Hindustan Petroleum Corp., Ltd.	5,510	21,734
Indus Towers Ltd.	987	3,169
ITC Ltd.	22,024	60,060
NMDC Ltd.	10,228	25,333
Oil & Natural Gas Corp., Ltd.	39,197	62,068
Oracle Financial Services Software Ltd.	317	15,573
Power Grid Corp. of India Ltd.	33,034	103,284
REC Ltd.	17,978	35,929

Total India		370,054

Indonesia - 0.4%
Astra International Tbk PT	112,700	38,396
Bank Mandiri Persero Tbk PT	140,000	56,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

Investments	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	320,000	$86,952
Indocement Tunggal Prakarsa Tbk PT	14,100	10,016
Telkom Indonesia Persero Tbk PT	333,200	72,385
United Tractors Tbk PT	11,700	16,339

Total Indonesia		281,053

Israel - 0.0%
ICL Group Ltd.	4,073	27,637

Italy - 0.9%
A2A SpA	19,181	39,215
Assicurazioni Generali SpA	4,173	83,659
Enav SpA*(b)	4,923	22,185
Enel SpA	26,446	245,630
ERG SpA	615	18,233
Iren SpA	7,265	20,729
Italgas SpA	7,369	48,169
Mediobanca Banca di Credito Finanziario SpA*	4,356	50,883
Poste Italiane SpA(b)	5,072	67,066
Telecom Italia SpA, RSP	34,336	18,193
Terna SPA(a)	6,512	48,529
UnipolSai Assicurazioni SpA(a)	20,886	60,634

Total Italy		723,125

Japan - 4.9%
AGC, Inc.	800	33,589
Asahi Kasei Corp.	3,800	41,787
Bridgestone Corp.(a)	2,900	132,079
Canon, Inc.(a)	6,200	140,378
Chubu Electric Power Co., Inc.	3,800	46,494
Dai-ichi Life Holdings, Inc.	3,200	58,643
Daicel Corp.	2,400	19,764
Daito Trust Construction Co., Ltd.	500	54,735
Daiwa House Industry Co., Ltd.	1,400	42,067
Daiwa Securities Group, Inc.	6,800	37,379
ENEOS Holdings, Inc.	15,000	62,830
Idemitsu Kosan Co., Ltd.	1,400	33,843
Inpex Corp.(a)	7,000	52,284
ITOCHU Corp.	5,642	162,667
Japan Post Insurance Co., Ltd.	2,000	37,012
Japan Tobacco, Inc.(a)	9,600	181,508
JTEKT Corp.	1,900	19,498
Kansai Electric Power Co., Inc. (The)	3,800	36,274
KDDI Corp.	9,500	296,581
Marubeni Corp.	5,969	51,957
Matsui Securities Co., Ltd.	2,000	14,596
Mebuki Financial Group, Inc.	6,700	14,126
Mitsubishi Chemical Holdings Corp.	5,900	49,623
Mitsubishi Corp.	6,000	163,690
Mitsubishi UFJ Financial Group, Inc.	51,000	275,746
Mizuho Financial Group, Inc.	10,230	146,321
MS&AD Insurance Group Holdings, Inc.	3,600	104,053
Nippon Telegraph & Telephone Corp.	10,500	273,829
Nomura Holdings, Inc.	10,100	51,669
Resona Holdings, Inc.	10,900	41,954
Seiko Epson Corp.	1,900	33,450
Sekisui House Ltd.	2,700	55,428
SoftBank Corp.	31,400	411,207
Sompo Holdings, Inc.	1,000	36,994
Sumitomo Corp.	5,286	70,867
Sumitomo Mitsui Financial Group, Inc.(a)	5,800	200,144
T&D Holdings, Inc.	2,000	25,876
Takeda Pharmaceutical Co., Ltd.	4,600	154,135
Toda Corp.	3,000	20,678
Tohoku Electric Power Co., Inc.	3,100	24,299
Tokio Marine Holdings, Inc.	2,100	96,647

Total Japan		3,806,701

Malaysia - 0.1%
DiGi.Com Bhd	38,200	38,002
Petronas Gas Bhd	7,700	28,749

Total Malaysia		66,751

Mexico - 0.2%
Grupo Mexico S.A.B. de C.V., Series B	19,761	93,056
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	16,799	29,842
Orbia Advance Corp. S.A.B. de C.V.	8,900	23,307

Total Mexico		146,205

Netherlands - 0.4%
ASR Nederland N.V.	743	28,716
Koninklijke Ahold Delhaize N.V.	3,986	118,506
Koninklijke KPN N.V.	21,545	67,299
NN Group N.V.	1,498	70,668

Total Netherlands		285,189

Norway - 0.6%
Equinor ASA	12,750	269,929
Gjensidige Forsikring ASA	1,918	42,304
Telenor ASA	7,562	127,510
Yara International ASA	851	44,819

Total Norway		484,562

Philippines - 0.1%
Globe Telecom, Inc.	385	14,512
PLDT, Inc.	1,095	29,004

Total Philippines		43,516

Portugal - 0.1%
EDP - Energias de Portugal S.A.	8,303	44,014

Puerto Rico - 0.1%
Popular, Inc.	600	45,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

Investments	Shares	Value
Russia - 1.9%
Magnit PJSC, GDR(c)	2,544	$36,901
MMC Norilsk Nickel PJSC, ADR	7,630	259,954
Mobile TeleSystems PJSC, ADR	8,873	82,164
PhosAgro PJSC, GDR(c)	2,336	47,280
Rosneft Oil Co. PJSC, GDR(c)	24,515	189,746
Sberbank of Russia PJSC, ADR	45,600	757,188
Tatneft PJSC, ADR	2,190	95,528

Total Russia		1,468,761

Singapore - 0.9%
DBS Group Holdings Ltd.	9,014	199,901
Genting Singapore Ltd.	63,600	39,508
Jardine Cycle & Carriage Ltd.	2,200	34,959
Oversea-Chinese Banking Corp., Ltd.	16,213	144,134
Singapore Telecommunications Ltd.	63,000	107,328
United Overseas Bank Ltd.	6,913	132,788

Total Singapore		658,618

South Africa - 0.4%
African Rainbow Minerals Ltd.	1,230	21,996
Exxaro Resources Ltd.	2,998	35,362
Kumba Iron Ore Ltd.(a)	697	31,270
MultiChoice Group	2,508	20,610
Remgro Ltd.	5,028	40,354
Sanlam Ltd.	18,588	79,891
Vodacom Group Ltd.(a)	5,892	53,136

Total South Africa		282,619

South Korea - 0.7%
Hana Financial Group, Inc.	2,895	118,381
Industrial Bank of Korea	2,629	24,512
KT&G Corp.	961	72,023
Macquarie Korea Infrastructure Fund	5,260	58,618
POSCO	429	132,569
Samsung Fire & Marine Insurance Co., Ltd.	215	42,097
Samsung Life Insurance Co., Ltd.	577	40,887
SK Telecom Co., Ltd.	235	66,776

Total South Korea		555,863

Spain - 0.8%
Enagas S.A.	1,922	44,412
Endesa S.A.(a)	4,272	103,654
Fomento de Construcciones y Contratas S.A.	1,840	21,384
Iberdrola S.A.	21,618	263,546
Naturgy Energy Group S.A.	4,970	127,781
Red Electrica Corp. S.A.(a)	3,779	70,158

Total Spain		630,935

Sweden - 0.1%
Tele2 AB, Class B(a)	3,498	47,692
Telia Co. AB	15,151	67,285

Total Sweden		114,977

Switzerland - 2.0%
ABB Ltd., Registered Shares	4,464	151,593
Adecco Group AG, Registered Shares	650	44,203
Banque Cantonale Vaudoise, Registered Shares	410	36,859
Holcim Ltd., Registered Shares*	1,947	116,902
Novartis AG, Registered Shares	8,745	797,726
Swiss Life Holding AG, Registered Shares	136	66,150
Swiss Prime Site AG, Registered Shares	458	45,485
Swisscom AG, Registered Shares	113	64,572
Zurich Insurance Group AG	591	237,334

Total Switzerland		1,560,824

Taiwan - 2.8%
Asia Cement Corp.	40,000	72,786
Asustek Computer, Inc.	8,000	106,667
Catcher Technology Co., Ltd.	6,000	39,192
Cathay Financial Holding Co., Ltd.	61,000	118,004
Chicony Electronics Co., Ltd.	12,000	34,627
Chunghwa Telecom Co., Ltd.	25,000	102,288
CTBC Financial Holding Co., Ltd.	218,480	177,999
Far Eastern New Century Corp.	46,000	52,831
Formosa Chemicals & Fibre Corp.	33,000	100,318
Formosa Plastics Corp.	34,000	125,689
Fubon Financial Holding Co., Ltd.	69,195	183,527
Hon Hai Precision Industry Co., Ltd.	83,000	333,638
Lite-On Technology Corp.	37,000	76,490
Mega Financial Holding Co., Ltd.	95,941	113,115
Pegatron Corp.	31,680	78,226
Quanta Computer, Inc.	29,210	91,732
Shanghai Commercial & Savings Bank Ltd. (The)	52,000	84,450
SinoPac Financial Holdings Co., Ltd.	188,559	93,053
Synnex Technology International Corp.	24,000	43,844
Taiwan Cement Corp.	62,850	115,042
Wistron Corp.	43,000	47,842

Total Taiwan		2,191,360

Thailand - 0.2%
Bangkok Commercial Asset Management PCL, NVDR	12,000	6,964
Intouch Holdings PCL, NVDR	10,200	20,686
PTT Exploration & Production PCL, NVDR	14,100	51,473
Ratch Group PCL, NVDR	5,700	8,137
Siam Commercial Bank PCL (The), NVDR	12,200	37,304

Total Thailand		124,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

Investments	Shares	Value
United Kingdom - 4.2%
Admiral Group PLC	1,501	$65,193
Airtel Africa PLC(b)	3,499	3,724
BAE Systems PLC	10,832	78,111
Berkeley Group Holdings PLC	477	30,279
British American Tobacco PLC	12,055	466,295
Direct Line Insurance Group PLC	10,837	42,667
easyJet PLC*	2,192	27,096
GlaxoSmithKline PLC	28,264	554,209
National Grid PLC	12,205	155,252
Pearson PLC	2,000	22,932
Pennon Group PLC	1,504	23,592
Phoenix Group Holdings PLC	3,442	32,162
Rio Tinto PLC	7,397	607,904
Royal Dutch Shell PLC, Class A(a)	26,846	536,566
Schroders PLC	662	32,127
Severn Trent PLC	1,154	39,871
SSE PLC	3,970	82,293
Standard Life Aberdeen PLC	13,789	51,622
Tesco PLC	24,967	76,897
United Utilities Group PLC	2,595	34,931
Vodafone Group PLC	140,134	234,900

Total United Kingdom		3,198,623

United States - 57.9%
3M Co.	4,920	977,260
AbbVie, Inc.	13,476	1,517,937
Altria Group, Inc.	39,535	1,885,029
American Campus Communities, Inc.	1,206	56,344
American Electric Power Co., Inc.	2,515	212,744
Antero Midstream Corp.(a)	7,841	81,468
APA Corp.	3,752	81,156
Apartment Investment and Management Co., Class A(a)	1,604	10,763
Apollo Global Management, Inc.(a)	1,908	118,678
Artisan Partners Asset Management, Inc., Class A	1,006	51,125
AT&T, Inc.	135,543	3,900,928
AvalonBay Communities, Inc.	937	195,543
Avangrid, Inc.(a)	1,634	84,037
Avista Corp.	632	26,967
Baker Hughes Co.	5,952	136,122
Bank of Hawaii Corp.	355	29,898
Bank of New York Mellon Corp. (The)	5,082	260,351
Bank OZK	1,018	42,919
Black Hills Corp.	463	30,387
Blackstone Group, Inc. (The), Class A	3,635	353,104
BOK Financial Corp.	445	38,537
Boston Properties, Inc.	1,263	144,727
Broadcom, Inc.	2,281	1,087,672
Camden Property Trust	587	77,877
Cardinal Health, Inc.	1,903	108,642
CenterPoint Energy, Inc.	3,563	87,365
CF Industries Holdings, Inc.	1,460	75,117
Chemours Co. (The)	1,196	41,621
Cisco Systems, Inc.	25,480	1,350,440
Citigroup, Inc.	25,710	1,818,982
Coca-Cola Co. (The)	34,518	1,867,769
Cogent Communications Holdings, Inc.	350	26,911
Cohen & Steers, Inc.	437	35,873
Compass Minerals International, Inc.	642	38,045
ConocoPhillips	13,444	818,740
Consolidated Edison, Inc.	2,004	143,727
CoreSite Realty Corp.	395	53,167
Corporate Office Properties Trust	1,397	39,102
Cousins Properties, Inc.	1,170	43,033
CubeSmart	1,933	89,537
Cullen/Frost Bankers, Inc.	443	49,616
CVB Financial Corp.	1,033	21,269
Dominion Energy, Inc.	6,347	466,949
Douglas Emmett, Inc.	1,532	51,506
Dow, Inc.	7,105	449,604
DTE Energy Co.	1,072	138,931
Duke Energy Corp.	5,007	494,291
Eastman Chemical Co.	698	81,491
Edison International	3,009	173,980
Entergy Corp.	1,145	114,156
EOG Resources, Inc.	3,594	299,883
Equitrans Midstream Corp.	6,363	54,149
Equity Commonwealth	4,192	109,830
Equity Residential	2,729	210,133
Essex Property Trust, Inc.	432	129,604
Evergy, Inc.	1,452	87,744
Exelon Corp.	6,200	274,722
Extra Space Storage, Inc.	686	112,381
Federal Realty Investment Trust	709	83,074
Federated Hermes, Inc., Class B	769	26,077
Fidelity National Financial, Inc.	1,861	80,879
Fifth Third Bancorp	5,337	204,033
First American Financial Corp.	920	57,362
First Horizon Corp.	3,480	60,134
FirstEnergy Corp.	4,385	163,166
Flowers Foods, Inc.	1,723	41,697
FNB Corp.	3,704	45,670
Foot Locker, Inc.	555	34,205
Franklin Resources, Inc.	3,776	120,794
Gaming and Leisure Properties, Inc.	3,703	171,560
General Mills, Inc.	4,903	298,740
Genuine Parts Co.	735	92,955
Gilead Sciences, Inc.	8,710	599,771
Glacier Bancorp, Inc.	573	31,561
H&R Block, Inc.	2,884	67,716
Halliburton Co.	5,812	134,373
Hanesbrands, Inc.	3,107	58,008
Harley-Davidson, Inc.	766	35,098
Hawaiian Electric Industries, Inc.	777	32,852
Healthcare Realty Trust, Inc.	1,414	42,703
Healthcare Trust of America, Inc., Class A	1,817	48,514
Healthpeak Properties, Inc.	4,452	148,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

Investments	Shares	Value
Highwoods Properties, Inc.	1,114	$50,319
HollyFrontier Corp.	1,818	59,812
HP, Inc.	8,645	260,993
Hudson Pacific Properties, Inc.	1,349	37,529
Ingredion, Inc.	408	36,924
International Business Machines Corp.	7,512	1,101,184
International Paper Co.	2,931	179,700
Interpublic Group of Cos., Inc. (The)	3,621	117,646
Iron Mountain, Inc.(a)	4,297	181,849
JPMorgan Chase & Co.	18,302	2,846,693
Kellogg Co.	1,890	121,584
Kilroy Realty Corp.	775	53,971
Kimco Realty Corp.	5,980	124,683
Kraft Heinz Co. (The)	10,226	417,016
Lamar Advertising Co., Class A	634	66,202
Leggett & Platt, Inc.	799	41,396
Lexington Realty Trust	2,937	35,097
Life Storage, Inc.	691	74,179
Lumen Technologies, Inc.	18,139	246,509
M&T Bank Corp.	973	141,387
MDU Resources Group, Inc.	1,893	59,327
Medical Properties Trust, Inc.	5,779	116,158
Mercury General Corp.	883	57,351
MetLife, Inc.	7,083	423,918
Mid-America Apartment Communities, Inc.	539	90,778
MSC Industrial Direct Co., Inc., Class A	397	35,623
National Fuel Gas Co.	704	36,784
National Health Investors, Inc.(a)	553	37,079
National Retail Properties, Inc.	1,712	80,259
National Storage Affiliates Trust	698	35,291
NetApp, Inc.	1,530	125,185
New York Community Bancorp, Inc.	6,255	68,930
Newell Brands, Inc.	3,515	96,557
NiSource, Inc.	2,392	58,604
Northern Trust Corp.	1,158	133,888
Nucor Corp.	1,478	141,785
OGE Energy Corp.	1,783	59,998
Old Republic International Corp.	2,811	70,022
Omnicom Group, Inc.	1,727	138,143
OneMain Holdings, Inc.	2,012	120,539
Ovintiv, Inc.	1,748	55,010
PACCAR, Inc.	2,470	220,447
Patterson Cos., Inc.	629	19,115
People’s United Financial, Inc.	4,841	82,975
Pfizer, Inc.	36,940	1,446,570
Philip Morris International, Inc.	23,025	2,282,008
Physicians Realty Trust	3,454	63,795
Pinnacle West Capital Corp.	752	61,641
PNC Financial Services Group, Inc. (The)	3,039	579,720
Portland General Electric Co.	711	32,763
PPL Corp.	7,220	201,943
Prosperity Bancshares, Inc.	540	38,772
Public Service Enterprise Group, Inc.	2,995	178,921
Public Storage	968	291,068
Rayonier, Inc.	890	31,978
Realty Income Corp.	2,491	166,249
Regency Centers Corp.	1,756	112,507
Ryder System, Inc.	400	29,732
Sabra Health Care REIT, Inc.	3,396	61,807
SL Green Realty Corp.(a)	833	66,640
Sonoco Products Co.	879	58,805
Southern Co. (The)	7,615	460,784
Spectrum Brands Holdings, Inc.	226	19,219
Spirit Realty Capital, Inc.	1,292	61,809
STAG Industrial, Inc.	1,135	42,483
State Street Corp.	1,845	151,807
Steel Dynamics, Inc.	1,082	64,487
STORE Capital Corp.	2,063	71,194
Synchrony Financial	3,151	152,887
TFS Financial Corp.	3,405	69,121
Travel + Leisure Co.	828	49,225
Trinity Industries, Inc.	862	23,179
Truist Financial Corp.	8,519	472,804
U.S. Bancorp	11,162	635,899
UDR, Inc.	2,094	102,564
UGI Corp.	1,438	66,594
United Bankshares, Inc.	1,142	41,683
Uniti Group, Inc.	2,164	22,917
Unum Group	2,084	59,186
Valley National Bancorp	4,154	55,788
Verizon Communications, Inc.	43,300	2,426,099
VICI Properties, Inc.(a)	4,063	126,034
Virtu Financial, Inc., Class A	1,224	33,819
W.P. Carey, Inc.	2,005	149,613
Webster Financial Corp.	874	46,619
Weingarten Realty Investors	1,344	43,102
Welltower, Inc.	3,626	301,321
Western Union Co. (The)	2,800	64,316
WestRock Co.	1,469	78,180
Williams Cos., Inc. (The)	16,330	433,561

Total United States		44,628,684

TOTAL COMMON STOCKS (Cost: $65,827,040)		76,601,999

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International High Dividend Fund(a)(d)	1,736	68,763
WisdomTree U.S. High Dividend Fund(a)(d)	296	23,153

TOTAL EXCHANGE-TRADED FUNDS (Cost: $85,797)		91,916

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(e) (Cost: $1,484,365)	1,484,365	1,484,365

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $67,397,202)		78,178,280
Other Assets less Liabilities - (1.4)%		(1,116,979)

NET ASSETS - 100.0%		$77,061,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2021

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,779,022 and the total market value of the collateral held by the Fund was $2,944,168. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,459,803.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International High Dividend Fund	$54,322	$202,471	$184,337	$(4,054)	$361	$68,763	$2,844
WisdomTree U.S. High Dividend Fund	18,159	67,981	62,896	(610)	519	23,153	370

Total	$72,481	$270,452	$247,233	$(4,664)	$880	$91,916	$3,214

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$76,601,999	$—	$—	$76,601,999
Exchange-Traded Funds	91,916	—	—	91,916
Investment of Cash Collateral for Securities Loaned	—	1,484,365	—	1,484,365

Total Investments in Securities	$76,693,915	$1,484,365	$—	$78,178,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 100.0%

Argentina - 1.4%
MercadoLibre, Inc.*	146	$227,437

China - 5.0%
Alibaba Group Holding Ltd., ADR*	1,600	362,848
Bilibili, Inc., Class Z*	900	110,793
JD Health International, Inc.*(a)(b)	5,900	84,558
Meituan, Class B*(a)	3,700	152,653
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	6,600	82,183

Total China		793,035

Germany - 3.7%
Delivery Hero SE*(a)	1,144	151,133
Just Eat Takeaway.com N.V.*(a)	3,100	286,273
TeamViewer AG*(a)	3,765	141,627

Total Germany		579,033

Israel - 1.1%
Fiverr International Ltd.*	700	169,743

United Kingdom - 1.9%
Deliveroo PLC*(a)	38,230	152,312
Farfetch Ltd., Class A*	2,984	150,275

Total United Kingdom		302,587

United States - 86.9%
ACV Auctions, Inc., Class A*	5,237	134,224
Airbnb, Inc., Class A*	1,231	188,515
Alphabet, Inc., Class A*	554	1,352,752
Amazon.com, Inc.*	391	1,345,103
American Well Corp., Class A*(b)	10,636	133,801
Anaplan, Inc.*	2,556	136,235
Angi, Inc., Class A*	10,129	136,944
Appian Corp.*(b)	1,384	190,646
Apple, Inc.	10,560	1,446,298
Bumble, Inc., Class A*	2,930	168,768
Cargurus, Inc.*	4,640	121,707
CBOE Global Markets, Inc.	1,294	154,051
Chegg, Inc.*	1,776	147,603
CoStar Group, Inc.*	1,750	144,935
Coupa Software, Inc.*	650	170,371
Coursera, Inc.*	3,432	135,770
DoorDash, Inc., Class A*	1,027	183,145
Dropbox, Inc., Class A*	5,035	152,611
Etsy, Inc.*	840	172,906
Facebook, Inc., Class A*	2,670	928,386
GoodRx Holdings, Inc., Class A*(b)	3,752	135,110
Intercontinental Exchange, Inc.	1,602	190,157
LendingTree, Inc.*	683	144,714
Lyft, Inc. , Class A*	2,572	155,555
MarketAxess Holdings, Inc.	321	148,812
Match Group, Inc.*	1,087	175,279
Microsoft Corp.	5,315	1,439,833
Nasdaq, Inc.	874	153,649
PayPal Holdings, Inc.*	1,392	405,740
Pinterest, Inc., Class A*	2,620	206,849
Poshmark, Inc., Class A*	2,914	139,114
Redfin Corp.*(b)	2,195	139,185
ROBLOX Corp., Class A*	1,594	143,428
Roku, Inc.*	524	240,647
salesforce.com, Inc.*	1,226	299,475
Selectquote, Inc.*	6,882	132,547
Skillz, Inc.*	6,648	144,395
Snap, Inc., Class A*	3,322	226,361
Snowflake, Inc., Class A*	754	182,317
Teladoc Health, Inc.*	1,028	170,946
ThredUp, Inc., Class A*	5,714	166,163
Tradeweb Markets, Inc., Class A	1,810	153,054
Twitter, Inc.*	2,659	182,966
Uber Technologies, Inc.*	3,442	172,513
Upstart Holdings, Inc.*	824	102,918
Upwork, Inc.*	2,994	174,520
Zillow Group, Inc., Class A*	1,293	158,431
Zynga, Inc., Class A*	12,331	131,079

Total United States		13,760,528

TOTAL COMMON STOCKS (Cost: $13,626,240)		15,832,363

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $124,436)	124,436	124,436

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $13,750,676)		15,956,799
Other Assets less Liabilities - (0.8)%		(119,757)

NET ASSETS - 100.0%		$15,837,042

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $688,146 and the total market value of the collateral held by the Fund was $729,906. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $605,470.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,832,363	$—	$—	$15,832,363
Investment of Cash Collateral for Securities Loaned	—	124,436	—	124,436

Total Investments in Securities	$15,832,363	$124,436	$—	$15,956,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 102.7%

India - 102.7%

Aerospace & Defense - 0.5%
Bharat Dynamics Ltd.	44,880	$216,128
Bharat Electronics Ltd.	1,369,992	3,280,756
Hindustan Aeronautics Ltd.	35,200	483,887

Total Aerospace & Defense		3,980,771

Air Freight & Logistics - 0.0%
Mahindra Logistics Ltd.(a)	10,320	76,633
TCI Express Ltd.	6,112	118,330

Total Air Freight & Logistics		194,963

Auto Components - 1.3%
Apollo Tyres Ltd.*	281,498	852,106
Balkrishna Industries Ltd.	75,734	2,281,496
Bharat Forge Ltd.*	124,777	1,278,993
Bosch Ltd.	2,309	466,744
Ceat Ltd.*	1,793	32,798
Endurance Technologies Ltd.(a)*	21,917	479,222
Exide Industries Ltd.	522,642	1,282,171
Jamna Auto Industries Ltd.	157,533	179,405
JK Tyre & Industries Ltd.	421,446	775,646
Minda Industries Ltd.	10,712	92,291
Motherson Sumi Systems Ltd.*	878,603	2,861,695
Sundram Fasteners Ltd.	22,119	240,637
Tube Investments of India Ltd.	43,308	680,879

Total Auto Components		11,504,083

Automobiles - 3.1%
Bajaj Auto Ltd.*	149,245	8,300,235
Eicher Motors Ltd.*	93,053	3,343,986
Hero MotoCorp., Ltd.	148,211	5,787,666
Mahindra & Mahindra Ltd.	65,586	686,213
Maruti Suzuki India Ltd.	69,722	7,049,961
TVS Motor Co., Ltd.	100,977	842,947

Total Automobiles		26,011,008

Banks - 10.0%
AU Small Finance Bank Ltd.(a)*	33,887	472,243
Axis Bank Ltd.*	437,500	4,404,430
Bandhan Bank Ltd.(a)*	663,071	2,946,041
Bank of Baroda*	159,482	184,306
City Union Bank Ltd.	350,303	785,154
DCB Bank Ltd.*	695,692	968,709
Federal Bank Ltd.*	3,822,108	4,478,752
ICICI Bank Ltd.*	3,036,791	25,775,749
Indian Bank*	107,635	209,536
IndusInd Bank Ltd.*	843,714	11,536,509
Karnataka Bank Ltd. (The)*	1	1
Karur Vysya Bank Ltd. (The)*	717,864	499,308
Kotak Mahindra Bank Ltd.*	562,302	12,904,653
Punjab National Bank*	572,754	325,945
RBL Bank Ltd.(a)*	274,027	776,035
State Bank of India	3,148,928	17,759,056
Ujjivan Small Finance Bank Ltd.(a)*	250,035	103,438
Yes Bank Ltd.(b)*	3,906,791	712,189

Total Banks		84,842,054

Beverages - 0.2%
Radico Khaitan Ltd.	57,137	583,516
United Spirits Ltd.*	80,078	712,816
Varun Beverages Ltd.	36,822	361,433

Total Beverages		1,657,765

Biotechnology - 0.1%
Biocon Ltd.*	172,412	938,141

Building Products - 0.2%
Astral Ltd.	17,105	457,840
Blue Star Ltd.*	28,591	313,893
Kajaria Ceramics Ltd.	29,370	387,207
Prince Pipes & Fittings Ltd.	21,927	211,925

Total Building Products		1,370,865

Capital Markets - 0.3%
CRISIL Ltd.	8,932	305,145
HDFC Asset Management Co., Ltd.(a)	1,235	48,474
ICICI Securities Ltd.(a)	76,991	663,896
Indian Energy Exchange Ltd.(a)	40,474	204,276
JM Financial Ltd.	469,754	559,306
Motilal Oswal Financial Services Ltd.	3,815	40,234
Multi Commodity Exchange of India Ltd.	18,026	368,996
Nippon Life India Asset Management Ltd.(a)	67,769	333,876

Total Capital Markets		2,524,203

Chemicals - 4.6%
Aarti Industries Ltd.	94,272	1,105,632
Advanced Enzyme Technologies Ltd.	50,068	279,203
Akzo Nobel India Ltd.	3,655	115,782
Alkyl Amines Chemicals	3,328	160,999
Asian Paints Ltd.	109,989	4,428,415
Atul Ltd.*	9,403	1,135,735
Balaji Amines Ltd.	5,453	196,155
Bayer CropScience Ltd.	3,510	273,337
Berger Paints India Ltd.	86,476	936,658
Castrol India Ltd.	648,445	1,248,385
Chambal Fertilizers and Chemicals Ltd.	722,153	2,978,772
Coromandel International Ltd.	97,952	1,187,205
DCM Shriram Ltd.	141,974	1,741,965
Deepak Fertilisers & Petrochemicals Corp., Ltd.	71,013	376,370
Deepak Nitrite Ltd.*	77,279	1,880,303
EID Parry India Ltd.*	172,204	987,978
Fine Organic Industries Ltd.	1,635	63,669
Finolex Industries Ltd.*	317,700	786,236
Galaxy Surfactants Ltd.	5,111	207,861
Gujarat Alkalies & Chemicals Ltd.	121,999	660,301
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	301,092	1,527,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2021

Investments	Shares	Value
Gujarat State Fertilizers & Chemicals Ltd.	23,111	$35,974
Himadri Speciality Chemical Ltd.	20,163	15,476
Kansai Nerolac Paints Ltd.	66,845	517,278
Kiri Industries Ltd.	79,303	634,915
Linde India Ltd.	50,548	1,118,680
Navin Fluorine International Ltd.	24,406	1,231,053
NOCIL Ltd.*	5,460	15,907
Phillips Carbon Black Ltd.	89,260	273,916
PI Industries Ltd.	33,379	1,306,959
Pidilite Industries Ltd.*	43,765	1,268,231
Polyplex Corp. Ltd.	45,957	857,714
Rain Industries Ltd.	266,820	698,729
Rallis India Ltd.	47,551	207,848
Rashtriya Chemicals & Fertilizers Ltd.	272,343	306,308
SRF Ltd.	20,379	1,994,773
Sudarshan Chemical Industries*	29,827	272,969
Sumitomo Chemical India Ltd.	22,566	117,262
Supreme Industries Ltd.	29,536	860,033
UPL Ltd.	493,797	5,267,146
Vinati Organics Ltd.	13,836	340,641

Total Chemicals		39,620,715

Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp. Ltd.	8,771	239,996
SIS Ltd.*	30,395	175,835

Total Commercial Services & Supplies		415,831

Communications Equipment - 0.1%
ITI Ltd.*	34,112	60,326
Sterlite Technologies Ltd.	167,804	596,897

Total Communications Equipment		657,223

Construction & Engineering - 3.3%
Ashoka Buildcon Ltd.*	306,787	456,693
Dilip Buildcon Ltd.(a)	5,544	42,771
Engineers India Ltd.	749,548	802,691
IRB Infrastructure Developers Ltd.	552,128	1,198,889
IRCON International Ltd.(a)	420,978	276,385
Kalpataru Power Transmission Ltd.	38,923	222,971
KEC International Ltd.*	159,400	971,025
KNR Constructions Ltd.*	208,968	670,649
Larsen & Toubro Ltd.	978,628	19,756,226
NBCC India Ltd.	283,300	205,624
NCC Ltd.	1,432,704	1,674,026
Rail Vikas Nigam Ltd.	761,747	345,364
Sterling & Wilson Solar Ltd.*	8,225	30,104
Voltas Ltd.	93,493	1,286,048

Total Construction & Engineering		27,939,466

Construction Materials - 4.2%
ACC Ltd.	93,233	2,527,188
Ambuja Cements Ltd.	765,803	3,509,630
Birla Corp., Ltd.	64,474	1,052,029
Dalmia Bharat Ltd.*	1,386	35,263
Grasim Industries Ltd.	708,275	14,281,275
HeidelbergCement India Ltd.	89,498	304,207
India Cements Ltd. (The)	75,380	194,662
JK Cement Ltd.*	22,963	880,923
JK Lakshmi Cement Ltd.*	118,286	918,932
Ramco Cements Ltd. (The)	82,866	1,143,546
Shree Cement Ltd.*	3,254	1,204,089
UltraTech Cement Ltd.	108,479	9,889,058

Total Construction Materials		35,940,802

Consumer Finance - 3.4%
Bajaj Finance Ltd.*	95,119	7,698,394
Capri Global Capital Ltd.	17,584	125,936
Cholamandalam Financial Holdings Ltd.*	111,285	991,429
Cholamandalam Investment and Finance Co., Ltd.	350,484	2,420,099
CreditAccess Grameen Ltd.*	17,155	173,096
Equitas Holdings Ltd.	638,289	807,200
Mahindra & Mahindra Financial Services Ltd.*	464,108	980,914
Manappuram Finance Ltd.	836,445	1,898,965
Muthoot Finance Ltd.	134,596	2,682,957
SBI Cards & Payment Services Ltd.	17,584	229,564
Shriram Transport Finance Co., Ltd.	465,683	8,411,803
Sundaram Finance Ltd.	61,390	2,209,024
Ujjivan Financial Services Ltd.	187,020	519,067

Total Consumer Finance		29,148,448

Containers & Packaging - 0.0%
EPL Ltd.	41,589	156,609

Diversified Financial Services - 3.2%
Aditya Birla Capital Ltd.*	34,672	54,693
Bajaj Finserv Ltd.*	33,128	5,396,860
Bajaj Holdings & Investment Ltd.*	90,111	4,381,591
Housing & Urban Development Corp. Ltd.	132,948	94,886
L&T Finance Holdings Ltd.*	1,440,353	1,800,200
Power Finance Corp., Ltd.	5,099,840	8,837,070
REC Ltd.	3,533,762	7,062,294

Total Diversified Financial Services		27,627,594

Diversified Telecommunication Services - 0.7%
HFCL Ltd.*	1,082,214	982,772
Indus Towers Ltd.	1,451,209	4,659,371

Total Diversified Telecommunication Services		5,642,143

Electric Utilities - 3.1%
Adani Transmission Ltd.*	155,044	2,209,893
CESC Ltd.	208,398	2,158,558
Power Grid Corp. of India Ltd.	5,452,195	17,046,820
SJVN Ltd.	548,905	206,033
Tata Power Co., Ltd. (The)	1,909,773	3,137,136
Torrent Power Ltd.	231,253	1,431,448

Total Electric Utilities		26,189,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2021

Investments	Shares	Value
Electrical Equipment - 0.7%
ABB India Ltd.	2,922	$71,082
Amara Raja Batteries Ltd.	79,282	794,687
Finolex Cables Ltd.	150,612	1,053,251
Graphite India Ltd.*	49,086	420,893
Havells India Ltd.	119,214	1,572,091
HEG Ltd.*	15,163	446,893
KEI Industries Ltd.	83,731	781,155
Polycab India Ltd.*	17,965	477,355
V-Guard Industries Ltd.*	107,458	383,324

Total Electrical Equipment		6,000,731

Electronic Equipment, Instruments & Components - 0.3%
Redington India Ltd.*	686,407	2,469,329

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.(a)*	17,494	787,053

Food Products - 1.2%
Avanti Feeds Ltd.	48,474	355,974
Balrampur Chini Mills Ltd.	463,716	2,219,074
Bombay Burmah Trading Co.	37,330	664,663
Britannia Industries Ltd.	29,091	1,428,387
CCL Products India Ltd.	71,401	347,399
Godrej Agrovet Ltd.(a)	15,564	132,785
Kaveri Seed Co., Ltd.	43,606	428,316
KRBL Ltd.*	127,382	403,585
LT Foods Ltd.	255,817	254,509
Nestle India Ltd.	8,682	2,059,595
Tata Coffee Ltd.	40,433	102,075
Tata Consumer Products Ltd.	147,386	1,495,869

Total Food Products		9,892,231

Gas Utilities - 3.2%
Adani Total Gas Ltd.	179,555	2,463,597
GAIL India Ltd.	8,037,100	16,181,246
Gujarat Gas Ltd.	172,365	1,532,224
Gujarat State Petronet Ltd.	864,923	3,879,528
Indraprastha Gas Ltd.	286,786	2,151,956
Mahanagar Gas Ltd.	80,209	1,226,389

Total Gas Utilities		27,434,940

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.*	10,764	147,210

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	31,025	1,510,909
Aster DM Healthcare Ltd.(a)*	73,119	151,540
Dr. Lal PathLabs Ltd.(a)	6,287	276,791

Total Health Care Providers & Services		1,939,240

Hotels, Restaurants & Leisure - 0.2%
Chalet Hotels Ltd.*	45,749	109,064
Delta Corp., Ltd.*	4,708	11,227
EIH Ltd.*	28,618	43,102
Indian Hotels Co., Ltd. (The)	433,918	825,746
Jubilant Foodworks Ltd.*	20,939	867,702

Total Hotels, Restaurants & Leisure		1,856,841

Household Durables - 0.3%
Amber Enterprises India Ltd.*	5,208	205,027
Crompton Greaves Consumer Electricals Ltd.	240,804	1,407,957
Orient Electric Ltd.	54,881	231,507
Symphony Ltd.	16,903	233,932
Whirlpool of India Ltd.	20,604	619,672

Total Household Durables		2,698,095

Household Products - 0.9%
Hindustan Unilever Ltd.	238,079	7,915,574
Jyothy Labs Ltd.*	39,834	82,959

Total Household Products		7,998,533

Independent Power & Renewable Electricity Producers - 2.7%
JSW Energy Ltd.	950,625	2,145,397
NHPC Ltd.	6,109,776	2,153,587
NLC India Ltd.	304,905	250,430
NTPC Ltd.	10,658,644	16,691,325
PTC India Ltd.	1,147,043	1,597,187

Total Independent Power & Renewable Electricity Producers		22,837,926

Industrial Conglomerates - 0.3%
Balmer Lawrie & Co., Ltd.	203,872	383,717
Godrej Industries Ltd.*	67,688	520,295
Siemens Ltd.	47,892	1,302,195

Total Industrial Conglomerates		2,206,207

Insurance - 0.6%
HDFC Life Insurance Co., Ltd.(a)	74,297	685,995
ICICI Lombard General Insurance Co., Ltd.(a)	29,836	628,993
ICICI Prudential Life Insurance Co., Ltd.(a)	116,802	962,795
Max Financial Services Ltd.*	51,876	740,069
New India Assurance Co., Ltd. (The)(a)*	302,946	691,237
SBI Life Insurance Co., Ltd.(a)	75,433	1,023,110

Total Insurance		4,732,199

Interactive Media & Services - 0.1%
Just Dial Ltd.*	60,913	787,493

IT Services - 17.5%
Coforge Ltd.	33,263	1,860,410
eClerx Services Ltd.	20,408	532,220
Firstsource Solutions Ltd.	369,425	929,154
HCL Technologies Ltd.	1,271,338	16,821,753
Infibeam Avenues Ltd.*	309,150	215,652
Infosys Ltd.	3,117,312	66,296,876
Larsen & Toubro Infotech Ltd.(a)	31,918	1,748,254
Mindtree Ltd.	76,013	2,659,381
Mphasis Ltd.	100,745	2,892,641
Persistent Systems Ltd.	47,626	1,883,031
Sonata Software Ltd.	81,763	821,480
Suvidhaa Infoserve Ltd.*	20,301	6,773
Tata Consultancy Services Ltd.	727,788	32,759,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2021

Investments	Shares	Value
Tech Mahindra Ltd.	618,293	$9,112,190
Vakrangee Ltd.	325,054	182,578
Wipro Ltd.	1,458,944	10,709,980

Total IT Services		149,431,645

Life Sciences Tools & Services - 0.5%
Divi’s Laboratories Ltd.*	47,161	2,796,952
Jubilant Ingrevia Ltd.*	110,847	780,612
Syngene International Ltd.(a)*	42,502	333,532

Total Life Sciences Tools & Services		3,911,096

Machinery - 0.8%
AIA Engineering Ltd.*	38,105	1,097,140
Ashok Leyland Ltd.*	694,596	1,145,667
BEML Ltd.	17,695	318,167
Cochin Shipyard Ltd.(a)	27,799	144,063
Cummins India Ltd.	147,719	1,787,612
Escorts Ltd.	60,908	999,783
GMM Pfaudler Ltd.	772	48,644
SKF India Ltd.	16,760	604,357
Thermax Ltd.*	22,043	440,208
Timken India Ltd.	11,892	235,080

Total Machinery		6,820,721

Marine - 0.1%
Shipping Corp. of India Ltd.	455,640	678,587

Media - 0.2%
Affle India Ltd.*	140	8,105
Sun TV Network Ltd.	140,376	1,000,460
TV18 Broadcast Ltd.*	431,305	248,930
Zee Entertainment Enterprises Ltd.	192,260	555,467

Total Media		1,812,962

Metals & Mining - 5.6%
APL Apollo Tubes Ltd.*	45,210	990,995
Hindalco Industries Ltd.	2,621,725	13,122,733
Hindustan Zinc Ltd.	376,667	1,719,401
Jindal Saw Ltd.	301,113	473,970
JSW Steel Ltd.	1,204,880	11,085,933
Mishra Dhatu Nigam Ltd.(a)	36,571	100,739
MOIL Ltd.	132,518	342,750
National Aluminium Co., Ltd.	51,830	54,633
NMDC Ltd.	2,006,568	4,969,853
Steel Authority of India Ltd.	3,119,334	5,480,762
Tata Metaliks Ltd.	34,560	516,680
Tata Steel Ltd.	522,293	8,197,323
Welspun Corp., Ltd.	531,492	1,023,228

Total Metals & Mining		48,079,000

Multiline Retail - 0.1%
Future Retail Ltd.*	404,774	358,595
Trent Ltd.	12,946	148,018
V-Mart Retail Ltd.*	2,922	110,085

Total Multiline Retail		616,698

Oil, Gas & Consumable Fuels - 10.4%
Aegis Logistics Ltd.	75,273	348,212
Bharat Petroleum Corp., Ltd.	559,611	3,524,202
Coal India Ltd.	7,372,158	14,544,961
Great Eastern Shipping Co., Ltd. (The)	124,007	648,730
Hindustan Petroleum Corp., Ltd.	1,129,809	4,456,613
Oil & Natural Gas Corp., Ltd.	6,822,057	10,802,585
Oil India Ltd.	2,300,091	4,864,447
Petronet LNG Ltd.	1,077,608	3,273,562
Reliance Industries Ltd.	1,635,511	46,441,427

Total Oil, Gas & Consumable Fuels		88,904,739

Paper & Forest Products - 0.3%
Century Plyboards India Ltd.*	45,899	249,811
Century Textiles & Industries Ltd.	109,791	908,697
JK Paper Ltd.*	569,993	1,624,936

Total Paper & Forest Products		2,783,444

Personal Products - 0.8%
Bajaj Consumer Care Ltd.	4,114	15,813
Colgate-Palmolive India Ltd.	43,875	995,082
Dabur India Ltd.	218,363	1,670,845
Emami Ltd.	60,648	457,206
Godrej Consumer Products Ltd.*	186,476	2,183,247
Marico Ltd.	231,428	1,652,657

Total Personal Products		6,974,850

Pharmaceuticals - 3.8%
Ajanta Pharma Ltd.	15,956	461,249
Alembic Pharmaceuticals Ltd.*	34,696	459,408
Alkem Laboratories Ltd.	16,902	727,505
Aurobindo Pharma Ltd.	351,329	4,562,125
Cadila Healthcare Ltd.*	210,092	1,823,643
Caplin Point Laboratories Ltd.	19,840	178,061
Cipla Ltd.*	263,615	3,446,891
Dr. Reddy’s Laboratories Ltd.	65,962	4,812,528
Eris Lifesciences Ltd.(a)	14,190	135,066
FDC Ltd.*	16,816	80,076
GlaxoSmithKline Pharmaceuticals Ltd.	13,089	264,527
Glenmark Pharmaceuticals Ltd.	207,328	1,820,152
Granules India Ltd.	165,563	740,835
IOL Chemicals and Pharmaceuticals Ltd.	29,921	244,706
Ipca Laboratories Ltd.	26,923	733,980
JB Chemicals & Pharmaceuticals Ltd.	15,627	350,088
Jubilant Pharmova Ltd.*	110,847	1,091,991
Laurus Labs Ltd.(a)	46,755	433,174
Marksans Pharma Ltd.	183,092	212,454
Natco Pharma Ltd.	71,785	1,090,682
Pfizer Ltd.	3,765	287,240
Sanofi India Ltd.	1,542	159,163
Solara Active Pharma Sciences Ltd.	10,084	228,521
Strides Pharma Science Ltd.	40,355	412,237
Sun Pharmaceutical Industries Ltd.	610,370	5,546,541
Suven Pharmaceuticals Ltd.	130,010	839,477
Torrent Pharmaceuticals Ltd.	22,156	864,898

Total Pharmaceuticals		32,007,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2021

Investments	Shares		Value
Professional Services - 0.1%
L&T Technology Services Ltd.(a)	23,423		$914,830

Real Estate Management & Development - 0.4%
Godrej Properties Ltd.*	22,394		421,127
Indiabulls Real Estate Ltd.*	347,354		550,495
NESCO Ltd.*	22,779		185,698
Oberoi Realty Ltd.*	115,600		979,326
Phoenix Mills Ltd. (The)*	29,420		322,638
Prestige Estates Projects Ltd.*	110,386		430,005
Sobha Ltd.	50,982		323,087
Sunteck Realty Ltd.	35,632		140,961

Total Real Estate Management & Development			3,353,337

Road & Rail - 0.0%
Container Corp. of India Ltd.	32,993		309,978

Software - 0.5%
Birlasoft Ltd.	264,929		1,424,265
Cyient Ltd.	129,755		1,500,570
DRC Systems India Ltd.*	375		1,358
Oracle Financial Services Software Ltd.	17,572		863,234
Tata Elxsi Ltd.	12,467		721,939

Total Software			4,511,366

Textiles, Apparel & Luxury Goods - 0.9%
Bata India Ltd.	17,143		368,264
LUX Industries Ltd.	5,292		254,707
Page Industries Ltd.	666		264,519
Rajesh Exports Ltd.	249,012		1,891,460
Raymond Ltd.*	89,017		493,468
Relaxo Footwears Ltd.*	19,368		300,161
Titan Co., Ltd.	114,854		2,677,042
Trident Ltd.*	3,222,227		708,777
Welspun India Ltd.	553,845		718,292

Total Textiles, Apparel & Luxury Goods			7,676,690

Thrifts & Mortgage Finance - 8.8%
Aavas Financiers Ltd.*	7,537		275,035
Can Fin Homes Ltd.	120,202		846,653
Housing Development Finance Corp., Ltd.	1,927,490		64,186,999
Indiabulls Housing Finance Ltd.	1,301,707		4,571,648
LIC Housing Finance Ltd.	803,593		5,081,242
PNB Housing Finance Ltd.(a)*	33,239		305,604

Total Thrifts & Mortgage Finance			75,267,181

Tobacco - 1.3%
Godfrey Phillips India Ltd.*	23,122		305,318
ITC Ltd.	3,797,980		10,357,198
VST Industries Ltd.	3,948		191,860

Total Tobacco			10,854,376

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.*	190,510		3,863,895

Transportation Infrastructure - 1.0%
Adani Ports & Special Economic Zone Ltd.	824,019		7,801,186
Gujarat Pipavav Port Ltd.	462,879		702,134

Total Transportation Infrastructure			8,503,320

TOTAL COMMON STOCKS (Cost: $438,093,554)			875,426,533

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $11,593)	843,639	INR	11,366

	Shares
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(c) (Cost: $26,901)	1,100		36,131

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $438,132,048)			875,474,030
Other Assets less Liabilities - (2.7)%			(22,973,233)

NET ASSETS - 100.0%			$852,500,797

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At June 30, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks
Yes Bank Ltd.	3,906,791	9/21/15 -3/13/20	$3,947,791	$712,189	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$33,709	$—	$—	$—	$2,422	$36,131	$11

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$875,426,533	$—	$—	$875,426,533
Foreign Corporate Bond	—	11,366	—	11,366
Exchange-Traded Fund	36,131	—	—	36,131

Total Investments in Securities	$875,462,664	$11,366	$—	$875,474,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 103.6%

India - 103.6%

Airlines - 0.3%
InterGlobe Aviation Ltd.*(a)	617	$14,252

Auto Components - 1.8%
Balkrishna Industries Ltd.	613	18,467
Bharat Forge Ltd.*	1,598	16,380
Bosch Ltd.	73	14,756
Exide Industries Ltd.	3,701	9,080
Motherson Sumi Systems Ltd.*	8,263	26,913

Total Auto Components		85,596

Automobiles - 6.6%
Bajaj Auto Ltd.*	560	31,144
Eicher Motors Ltd.*	914	32,846
Hero MotoCorp., Ltd.	861	33,622
Mahindra & Mahindra Ltd.	6,298	65,895
Maruti Suzuki India Ltd.	868	87,768
Tata Motors Ltd.*	12,972	59,267
TVS Motor Co., Ltd.	1,358	11,336

Total Automobiles		321,878

Banks - 12.1%
AU Small Finance Bank Ltd.*(a)	974	13,573
Axis Bank Ltd.*	14,007	141,012
Bandhan Bank Ltd.*(a)	4,220	18,750
ICICI Bank Ltd.*	30,556	259,354
Kotak Mahindra Bank Ltd.*	7,014	160,969
Yes Bank Ltd.*(b)	3,819	696

Total Banks		594,354

Beverages - 0.4%
United Spirits Ltd.*	1,954	17,394

Biotechnology - 0.3%
Biocon Ltd.*	3,094	16,835

Building Products - 0.3%
Astral Ltd.	616	16,488

Capital Markets - 0.3%
HDFC Asset Management Co., Ltd.(a)	351	13,777

Chemicals - 6.4%
Aarti Industries Ltd.	1,274	14,942
Asian Paints Ltd.	2,968	119,499
Atul Ltd.*	111	13,407
Bayer CropScience Ltd.	76	5,918
Berger Paints India Ltd.	1,577	17,081
Coromandel International Ltd.	831	10,072
Navin Fluorine International Ltd.	244	12,308
PI Industries Ltd.	521	20,400
Pidilite Industries Ltd.*	1,007	29,181
SRF Ltd.	185	18,108
Supreme Industries Ltd.	427	12,433
UPL Ltd.	3,657	39,008

Total Chemicals		312,357

Construction & Engineering - 0.4%
Voltas Ltd.	1,566	21,541

Construction Materials - 3.9%
ACC Ltd.	494	13,390
Ambuja Cements Ltd.	4,200	19,248
Grasim Industries Ltd.	2,567	51,760
Ramco Cements Ltd. (The)	905	12,489
Shree Cement Ltd.*	65	24,052
UltraTech Cement Ltd.	762	69,465

Total Construction Materials		190,404

Consumer Finance - 4.6%
Bajaj Finance Ltd.*	1,760	142,444
Cholamandalam Investment and Finance Co., Ltd.	3,269	22,572
Manappuram Finance Ltd.	3,007	6,827
Muthoot Finance Ltd.	713	14,213
Shriram Transport Finance Co., Ltd.	1,163	21,008
Sundaram Finance Ltd.	526	18,927

Total Consumer Finance		225,991

Diversified Financial Services - 1.4%
Bajaj Finserv Ltd.*	270	43,985
Piramal Enterprises Ltd.	720	23,231

Total Diversified Financial Services		67,216

Diversified Telecommunication Services - 0.4%
Indus Towers Ltd.	5,998	19,258

Electrical Equipment - 0.4%
Havells India Ltd.	1,583	20,875

Equity Real Estate Investment Trusts (REITs) - 0.3%
Embassy Office Parks REIT	2,800	13,199

Food & Staples Retailing - 1.0%
Avenue Supermarts Ltd.*(a)	1,132	50,929

Food Products - 2.9%
Britannia Industries Ltd.	823	40,410
Nestle India Ltd.	248	58,832
Tata Consumer Products Ltd.	4,207	42,698

Total Food Products		141,940

Health Care Providers & Services - 0.7%
Apollo Hospitals Enterprise Ltd.	653	31,801

Hotels, Restaurants & Leisure - 0.5%
Jubilant Foodworks Ltd.*	531	22,004

Household Durables - 0.4%
Crompton Greaves Consumer Electricals Ltd.	3,251	19,008

Household Products - 4.0%
Hindustan Unilever Ltd.	5,889	195,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2021

Investments	Shares		Value
Independent Power & Renewable Electricity Producers - 0.7%
Adani Green Energy Ltd.*	2,170		$32,840

Industrial Conglomerates - 0.4%
Siemens Ltd.	663		18,027

Insurance - 2.6%
HDFC Life Insurance Co., Ltd.(a)	5,263		48,594
ICICI Lombard General Insurance Co., Ltd.(a)	1,547		32,613
ICICI Prudential Life Insurance Co., Ltd.(a)	2,832		23,344
Max Financial Services Ltd.*	1,540		21,970

Total Insurance			126,521

Interactive Media & Services - 0.6%
Info Edge India Ltd.	462		30,554

IT Services - 14.4%
HCL Technologies Ltd.	7,000		92,621
Infosys Ltd.	22,363		475,601
Mphasis Ltd.	637		18,290
Tech Mahindra Ltd.	3,911		57,639
Wipro Ltd.	8,518		62,530

Total IT Services			706,681

Life Sciences Tools & Services - 1.0%
Divi’s Laboratories Ltd.*	849		50,351

Machinery - 0.5%
Ashok Leyland Ltd.*	9,145		15,084
Escorts Ltd.	598		9,816

Total Machinery			24,900

Media - 0.4%
Zee Entertainment Enterprises Ltd.	7,282		21,039

Metals & Mining - 4.2%
Jindal Steel & Power Ltd.*	3,437		18,378
JSW Steel Ltd.	7,153		65,814
Tata Steel Ltd.	4,801		75,351
Vedanta Ltd.	13,397		47,375

Total Metals & Mining			206,918

Multiline Retail - 0.3%
Trent Ltd.	1,278		14,612

Oil, Gas & Consumable Fuels - 7.7%
Reliance Industries Ltd.	13,308		377,890

Personal Products - 2.4%
Colgate-Palmolive India Ltd.	888		20,140
Dabur India Ltd.	3,908		29,903
Emami Ltd.	1,401		10,562
Godrej Consumer Products Ltd.*	2,628		30,768
Marico Ltd.	3,416		24,394

Total Personal Products			115,767

Pharmaceuticals - 6.6%
Alkem Laboratories Ltd.	255		10,976
Aurobindo Pharma Ltd.	1,919		24,919
Cadila Healthcare Ltd.*	1,654		14,357
Cipla Ltd.*	3,487		45,594
Dr. Reddy’s Laboratories Ltd.	849		61,942
Ipca Laboratories Ltd.	454		12,377
Laurus Labs Ltd.(a)	2,175		20,151
Lupin Ltd.	1,658		25,632
Natco Pharma Ltd.	602		9,147
Pfizer Ltd.	94		7,171
Sanofi India Ltd.	69		7,122
Sun Pharmaceutical Industries Ltd.	7,427		67,490
Torrent Pharmaceuticals Ltd.	351		13,702

Total Pharmaceuticals			320,580

Real Estate Management & Development - 0.6%
DLF Ltd.	3,959		14,972
Godrej Properties Ltd.*	768		14,443

Total Real Estate Management & Development			29,415

Textiles, Apparel & Luxury Goods - 1.8%
Bata India Ltd.	408		8,764
Page Industries Ltd.	39		15,490
Titan Co., Ltd.	2,803		65,333

Total Textiles, Apparel & Luxury Goods			89,587

Thrifts & Mortgage Finance - 7.4%
Housing Development Finance Corp., Ltd.	10,894		362,779

Wireless Telecommunication Services - 2.6%
Bharti Airtel Ltd.	16,774		118,623
Vodafone Idea Ltd.*	65,534		8,773

Total Wireless Telecommunication Services			127,396

TOTAL COMMON STOCKS (Cost: $3,719,997)			5,068,750

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 5.50%, 6/3/24 (Cost: $328)	23,867	INR	322

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $3,720,325)			5,069,072
Other Assets less Liabilities - (3.6)%			(174,896)

NET ASSETS - 100.0%			$4,894,176

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale. In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At June 30, 2021, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks
Yes Bank Ltd.	3,819	4/2/19 -10/18/19	$11,551	$696	0.0%

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,068,750	$—	$—	$5,068,750
Foreign Corporate Bond	—	322	—	322

Total Investments in Securities	$5,068,750	$322	$—	$5,069,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 13.8%
BHP Group Ltd.	54,128	$1,973,720
BHP Group PLC	80,264	2,361,759
Coles Group Ltd.	76,956	987,370
Fortescue Metals Group Ltd.	264,093	4,627,572
Rio Tinto Ltd.	26,213	2,492,201
Sonic Healthcare Ltd.	27,314	787,430
Telstra Corp., Ltd.	848,218	2,394,367
Transurban Group	92,632	989,604
Wesfarmers Ltd.	29,092	1,290,793
Woodside Petroleum Ltd.	141,164	2,353,792

Total Australia		20,258,608

China - 2.5%
China Overseas Land & Investment Ltd.	597,500	1,357,211
Guangdong Investment Ltd.	930,000	1,336,467
Wilmar International Ltd.	282,400	945,395

Total China		3,639,073

Finland - 3.4%
Fortum Oyj	94,493	2,606,499
Neste Oyj	9,981	611,236
UPM-Kymmene Oyj	48,738	1,843,770

Total Finland		5,061,505

France - 4.4%
Danone S.A.	19,305	1,359,205
Edenred	10,838	617,577
Gecina S.A.(a)	10,857	1,663,492
Orange S.A.	148,103	1,688,735
Sanofi	11,218	1,175,491

Total France		6,504,500

Germany - 9.7%
BASF SE	32,540	2,563,867
Bayer AG, Registered Shares	30,672	1,862,710
Bayerische Motoren Werke AG	16,583	1,756,352
Continental AG	8,554	1,257,677
E.ON SE	130,656	1,511,334
Evonik Industries AG	58,778	1,971,253
Siemens AG, Registered Shares	8,724	1,382,405
Volkswagen AG(a)	5,819	1,910,129

Total Germany		14,215,727

Hong Kong - 8.2%
Hang Lung Properties Ltd.	451,000	1,095,290
Henderson Land Development Co., Ltd.	492,000	2,331,438
Link REIT	169,800	1,645,338
New World Development Co., Ltd.	316,000	1,641,881
Power Assets Holdings Ltd.	377,500	2,316,279
Sun Hung Kai Properties Ltd.	114,000	1,698,436
Swire Properties Ltd.	461,600	1,376,030

Total Hong Kong		12,104,692

Italy - 1.2%
Snam SpA	317,224	1,833,956

Japan - 22.0%
Astellas Pharma, Inc.	53,800	937,707
Bridgestone Corp.(a)	34,400	1,566,736
Canon, Inc.(a)	110,000	2,490,585
Daiwa House Industry Co., Ltd.	39,100	1,174,867
Denso Corp.	18,500	1,263,281
ENEOS Holdings, Inc.	478,700	2,005,114
FUJIFILM Holdings Corp.	10,100	749,742
Fujitsu Ltd.	3,200	599,694
Hitachi Ltd.	22,400	1,283,777
Honda Motor Co., Ltd.	37,000	1,183,440
ITOCHU Corp.	36,800	1,060,997
Japan Tobacco, Inc.(a)	116,400	2,200,787
KDDI Corp.	48,600	1,517,245
Kirin Holdings Co., Ltd.(a)	50,300	981,618
Mitsubishi Corp.	68,700	1,874,255
Murata Manufacturing Co., Ltd.	5,700	435,601
Panasonic Corp.	92,700	1,073,663
Sekisui House Ltd.	77,400	1,588,935
Seven & I Holdings Co., Ltd.	27,200	1,298,121
SoftBank Corp.	175,600	2,299,618
Sumitomo Corp.	136,500	1,830,003
Takeda Pharmaceutical Co., Ltd.	41,500	1,390,562
TDK Corp.	3,600	437,553
Tokyo Electron Ltd.	2,500	1,082,980

Total Japan		32,326,881

Netherlands - 2.1%
Koninklijke Ahold Delhaize N.V.	38,243	1,136,984
Koninklijke KPN N.V.	633,620	1,979,215

Total Netherlands		3,116,199

Norway - 4.4%
Equinor ASA	139,544	2,954,275
Telenor ASA	101,666	1,714,282
Yara International ASA	34,012	1,791,270

Total Norway		6,459,827

Singapore - 2.4%
CapitaLand Ltd.	630,400	1,739,908
Singapore Telecommunications Ltd.	1,035,400	1,763,923

Total Singapore		3,503,831

Spain - 5.3%
Endesa S.A.(a)	66,365	1,610,249
Ferrovial S.A.	43,005	1,262,241
Naturgy Energy Group S.A.	119,138	3,063,077
Red Electrica Corp. S.A.(a)	100,687	1,869,282

Total Spain		7,804,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2021

Investments	Shares	Value
Sweden - 1.6%
Telefonaktiebolaget LM Ericsson, Class B	37,490	$471,510
Telia Co. AB	420,133	1,865,806

Total Sweden		2,337,316

Switzerland - 5.1%
ABB Ltd., Registered Shares	39,366	1,336,830
Holcim Ltd., Registered Shares*	31,436	1,887,486
Novartis AG, Registered Shares	13,486	1,230,205
Roche Holding AG	2,487	937,787
Roche Holding AG, Bearer Shares(a)	2,477	1,007,039
SGS S.A., Registered Shares	365	1,126,965

Total Switzerland		7,526,312

United Kingdom - 13.1%
AstraZeneca PLC	7,046	845,177
BAE Systems PLC	244,566	1,763,607
British American Tobacco PLC	66,827	2,584,909
GlaxoSmithKline PLC	88,605	1,737,394
National Grid PLC	128,540	1,635,079
Rio Tinto PLC	32,981	2,710,460
Sage Group PLC (The)	79,705	753,362
SSE PLC	112,863	2,339,499
Tesco PLC	360,062	1,108,970
Unilever PLC	15,555	910,621
Vodafone Group PLC	1,683,564	2,822,077

Total United Kingdom		19,211,155

TOTAL COMMON STOCKS (Cost: $133,511,488)		145,904,431

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $182,618)	4,902	241,889

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%

United States - 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $10,768,405)	10,768,405	10,768,405

TOTAL INVESTMENTS IN SECURITIES - 106.7% (Cost: $144,462,511)		156,914,725
Other Assets less Liabilities - (6.7)%		(9,918,166)

NET ASSETS - 100.0%		$146,996,559

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,344,709 and the total market value of the collateral held by the Fund was $15,283,987. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,515,582.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$249,429	$155,449	$169,219	$(3,572)	$9,802	$241,889	$4,943

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/1/2021	84,013	USD	70,585	EUR	$305	$—
Canadian Imperial Bank of Commerce	7/1/2021	58,037	USD	6,415,840	JPY	232	—

						$537	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$145,904,431	$—	$—	$145,904,431
Exchange-Traded Fund	241,889	—	—	241,889
Investment of Cash Collateral for Securities Loaned	—	10,768,405	—	10,768,405

Total Investments in Securities	$146,146,320	$10,768,405	$—	$156,914,725

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$537	$—	$537

Total - Net	$146,146,320	$10,768,942	$—	$156,915,262

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 9.5%
AGL Energy Ltd.	55,958	$344,486
Alumina Ltd.	243,605	300,848
Ampol Ltd.	10,857	229,937
Ansell Ltd.	8,613	281,345
APA Group(a)	55,740	372,437
ASX Ltd.	9,420	549,570
Aurizon Holdings Ltd.	157,345	439,432
AusNet Services Ltd.	322,614	423,854
Australia & New Zealand Banking Group Ltd.	155,563	3,287,609
BHP Group Ltd.	138,415	5,047,156
BHP Group PLC	125,681	3,698,149
Brambles Ltd.	46,494	399,318
Brickworks Ltd.	9,658	181,776
carsales.com Ltd.	22,145	328,517
Charter Hall Group	25,764	300,193
Coles Group Ltd.	70,519	904,781
Commonwealth Bank of Australia	75,991	5,697,609
CSL Ltd.	4,644	994,310
Dexus	72,344	579,512
Endeavour Group Ltd.*	30,448	143,782
Fortescue Metals Group Ltd.	495,677	8,685,505
Goodman Group	50,977	810,197
Growthpoint Properties Australia Ltd.(a)	93,721	286,369
Harvey Norman Holdings Ltd.(a)	125,333	515,634
JB Hi-Fi Ltd.(a)	10,888	413,449
Johns Lyng Group Ltd.(a)	66,210	253,507
Macquarie Group Ltd.	11,103	1,303,935
Magellan Financial Group Ltd.	9,078	367,073
Medibank Pvt Ltd.	144,725	343,341
Mineral Resources Ltd.	17,877	721,119
Mirvac Group	211,359	463,339
National Australia Bank Ltd.	174,224	3,429,542
Newcrest Mining Ltd.	18,191	345,246
Nine Entertainment Co. Holdings Ltd.	108,616	237,292
Origin Energy Ltd.	111,538	377,655
OZ Minerals Ltd.	20,947	353,520
Pendal Group Ltd.	45,198	273,495
Platinum Asset Management Ltd.	63,598	234,434
QBE Insurance Group Ltd.	59,172	479,328
Qube Holdings Ltd.	76,047	180,983
Rio Tinto Ltd.	33,456	3,180,829
Seven Group Holdings Ltd.(a)	15,011	229,335
Sonic Healthcare Ltd.	15,059	434,133
Spark Infrastructure Group	153,205	258,792
St Barbara Ltd.	160,826	205,862
Stockland	165,040	577,392
Suncorp Group Ltd.	57,143	476,620
Telstra Corp., Ltd.	707,101	1,996,019
Transurban Group(a)	87,446	934,201
Washington H Soul Pattinson & Co., Ltd.(a)	11,200	283,615
Wesfarmers Ltd.	52,586	2,333,206
Woodside Petroleum Ltd.	66,697	1,112,117
Woolworths Group Ltd.	30,448	871,608
Worley Ltd.	36,984	332,078

Total Australia		57,805,391

Austria - 0.6%
Andritz AG	5,089	285,941
Oesterreichische Post AG(a)	11,378	605,169
OMV AG	34,506	1,962,965
Telekom Austria AG*	68,204	582,359
Voestalpine AG	5,637	229,560

Total Austria		3,665,994

Belgium - 0.6%
Aedifica S.A.	2,251	297,111
Cofinimmo S.A.	1,934	294,490
Etablissements Franz Colruyt N.V.	4,639	259,446
Euronav N.V.	33,609	312,478
Proximus SADP	37,296	720,496
Solvay S.A.	6,547	832,311
Telenet Group Holding N.V.	9,457	355,966
UCB S.A.	3,652	381,813
Warehouses De Pauw CVA	9,432	360,170

Total Belgium		3,814,281

China - 1.7%
Beijing Enterprises Holdings Ltd.	60,500	214,629
BOC Hong Kong Holdings Ltd.	685,944	2,327,450
China Everbright Environment Group Ltd.	460,000	260,628
China Jinmao Holdings Group Ltd.	930,000	311,363
China Overseas Land & Investment Ltd.	574,675	1,305,365
China Power International Development Ltd.	1,118,000	244,738
China Resources Power Holdings Co., Ltd.	346,000	472,273
CSPC Pharmaceutical Group Ltd.	311,280	450,535
Far East Horizon Ltd.(a)	299,000	312,635
Fosun International Ltd.	283,487	408,118
Guangdong Investment Ltd.	348,000	500,097
Lenovo Group Ltd.	1,107,003	1,272,950
Shenzhen Investment Ltd.	868,000	267,134
Shougang Fushan Resources Group Ltd.	1,021,238	301,144
Sinotruk Hong Kong Ltd.	108,000	231,413
Wilmar International Ltd.	230,700	772,318
Yanlord Land Group Ltd.	254,400	230,894
Yuexiu Property Co., Ltd.	276,400	291,140

Total China		10,174,824

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	187	537,541
Carlsberg A/S, Class B	2,188	407,902
Coloplast A/S, Class B	5,430	891,065
DSV Panalpina A/S	1,450	338,188
Novo Nordisk A/S, Class B	51,907	4,349,210
Novozymes A/S, Class B	4,665	351,667
Orsted A/S(b)	4,493	630,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
Rockwool International A/S, Class B	491	$239,058
Royal Unibrew A/S	1,875	238,855
Scandinavian Tobacco Group A/S, Class A(b)	19,992	408,094
SimCorp A/S	1,576	197,850
Topdanmark A/S	2,909	151,422
Tryg A/S	14,227	349,291
Vestas Wind Systems A/S	11,990	468,085

Total Denmark		9,558,769

Finland - 1.8%
Cargotec Oyj, Class B	5,147	266,127
Elisa Oyj	11,465	684,168
Fortum Oyj	58,072	1,601,861
Kamux Corp.	13,479	261,990
Kesko Oyj, Class B(a)	18,950	700,028
Kone Oyj, Class B	16,766	1,367,937
Konecranes Oyj	7,076	298,064
Metsa Board Oyj	29,476	303,240
Neles Oyj	25,335	365,345
Neste Oyj	22,171	1,357,750
Nokian Renkaat Oyj	5,480	221,282
Orion Oyj, Class B(a)	7,253	311,799
Sampo Oyj, Class A	25,132	1,155,205
Sanoma Oyj	11,805	195,714
TietoEVRY Oyj(a)	7,011	221,494
UPM-Kymmene Oyj	27,466	1,039,045
Valmet Oyj	10,857	473,554

Total Finland		10,824,603

France - 7.3%
Air Liquide S.A.	13,993	2,450,315
ALD S.A.(b)	33,753	505,950
Arkema S.A.	2,667	334,624
AXA S.A.	125,538	3,183,704
Bollore S.A.	60,425	323,894
Capgemini SE(a)	3,130	601,323
Carrefour S.A.	16,268	319,962
Cie Generale des Etablissements Michelin SCA	3,843	612,972
Covivio	9,112	779,323
Danone S.A.	28,989	2,041,026
Dassault Systemes SE	1,741	422,222
Edenred	6,071	345,941
Gaztransport Et Technigaz S.A.	2,234	180,417
Gecina S.A.(a)	4,092	626,970
Hermes International	903	1,315,562
Iliad S.A.(a)	1,733	253,607
Imerys S.A.	7,321	342,070
Ipsen S.A.	2,085	216,897
Kering S.A.	1,930	1,686,837
L’Oreal S.A.	11,058	4,928,124
La Francaise des Jeux SAEM(a)(b)	4,066	239,068
Legrand S.A.	5,001	529,373
LVMH Moet Hennessy Louis Vuitton SE	5,933	4,652,873
Nexity S.A.	6,746	337,444
Orange S.A.	149,114	1,700,263
Pernod Ricard S.A.	5,855	1,299,813
Publicis Groupe S.A.	9,794	626,497
Rubis SCA	6,964	309,615
Sanofi	73,805	7,733,744
Schneider Electric SE	21,094	3,319,042
Societe BIC S.A.	4,217	293,055
Suez S.A.(a)	20,626	490,431
Veolia Environnement S.A.	17,700	534,627
Vivendi SE(a)	26,731	898,070
Wendel SE(a)	2,721	365,923

Total France		44,801,578

Germany - 10.7%
Allianz SE, Registered Shares	25,040	6,244,848
alstria office REIT AG	16,572	306,386
BASF SE	63,347	4,991,188
Bayer AG, Registered Shares	66,966	4,066,843
Bayerische Motoren Werke AG	25,169	2,665,719
Brenntag SE	6,980	649,128
Continental AG	6,890	1,013,023
Covestro AG(b)	7,727	499,042
Daimler AG, Registered Shares	23,041	2,057,522
Deutsche Boerse AG	4,601	803,172
Deutsche Post AG, Registered Shares	56,469	3,841,205
Deutsche Telekom AG, Registered Shares	219,328	4,632,923
Deutsche Wohnen SE, Bearer Shares	13,393	819,233
E.ON SE	196,504	2,273,016
Evonik Industries AG	25,553	856,978
Fresenius Medical Care AG & Co. KGaA	8,723	724,537
Fresenius SE & Co. KGaA	15,081	786,831
Hannover Rueck SE	5,238	876,478
Hapag-Lloyd AG(b)	3,926	903,700
Henkel AG & Co. KGaA	6,533	601,592
Hornbach Holding AG & Co. KGaA	2,374	270,553
Infineon Technologies AG	19,995	801,943
Knorr-Bremse AG	4,779	549,740
LANXESS AG	3,664	251,236
LEG Immobilien SE	3,802	547,593
Merck KGaA	2,210	423,790
METRO AG	32,464	401,930
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	6,890	1,887,059
RWE AG	15,579	564,600
SAP SE	30,831	4,345,088
Scout24 AG(b)	2,943	248,216
Siemens AG, Registered Shares	32,486	5,147,733
Siemens Healthineers AG(b)	22,153	1,357,698
Symrise AG	2,501	348,498
TAG Immobilien AG	9,209	292,245
Talanx AG	15,985	653,624
Telefonica Deutschland Holding AG	248,664	656,132
Traton SE	31,760	1,007,141
Uniper SE	16,721	615,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
United Internet AG, Registered Shares	6,143	$251,186
Volkswagen AG(a)	10,571	3,470,008
Vonovia SE	22,466	1,452,546

Total Germany		65,157,825

Hong Kong - 3.7%
AIA Group Ltd.	312,365	3,881,510
Bank of East Asia Ltd. (The)	119,600	222,079
CLP Holdings Ltd.	153,000	1,513,086
Guotai Junan International Holdings Ltd.	1,261,000	201,348
Hang Lung Group Ltd.	110,000	280,459
Hang Lung Properties Ltd.	218,000	529,431
Hang Seng Bank Ltd.	109,600	2,188,937
Henderson Land Development Co., Ltd.	296,859	1,406,724
Hong Kong & China Gas Co., Ltd.	478,570	743,197
Hong Kong Exchanges & Clearing Ltd.	34,629	2,063,689
Hutchison Port Holdings Trust	1,127,400	253,665
Hysan Development Co., Ltd.	90,000	358,686
Link REIT(a)	99,700	966,079
MTR Corp., Ltd.	163,553	910,868
New World Development Co., Ltd.	140,193	728,418
PCCW Ltd.	873,826	457,963
Power Assets Holdings Ltd.	218,000	1,337,613
Sino Land Co., Ltd.	412,400	649,997
Sun Hung Kai Properties Ltd.	141,500	2,108,147
Swire Properties Ltd.	246,600	735,115
Techtronic Industries Co., Ltd.	43,000	750,826
Wharf Holdings Ltd. (The)	49,000	186,766

Total Hong Kong		22,474,603

Ireland - 0.4%
CRH PLC	21,820	1,099,745
Glanbia PLC	14,389	233,605
Kerry Group PLC, Class A	1,508	210,666
Smurfit Kappa Group PLC	14,135	766,894

Total Ireland		2,310,910

Israel - 0.4%
Bank Hapoalim BM*	73,224	587,859
Bank Leumi Le-Israel BM*	68,944	523,877
Elbit Systems Ltd.	1,755	227,286
Electra Consumer Products 1970 Ltd.	7,902	454,210
ICL Group Ltd.	64,055	434,634
Mega Or Holdings Ltd.	6,157	198,400
Mehadrin Ltd.*‡	0	4
Mizrahi Tefahot Bank Ltd.*	10,097	311,106

Total Israel		2,737,376

Italy - 2.4%
A2A SpA	269,848	551,702
ACEA SpA	14,101	325,919
Anima Holding SpA(b)	55,679	276,731
Assicurazioni Generali SpA	62,987	1,262,741
Buzzi Unicem SpA	7,823	207,533
DiaSorin SpA	885	167,399
Enav SpA*(b)	56,809	256,005
Enel SpA	456,652	4,241,372
ERG SpA	10,187	302,019
Ferrari N.V.	2,306	475,836
Iren SpA	86,738	247,488
Italgas SpA	77,873	509,031
La Doria SpA	13,629	307,737
Mediobanca Banca di Credito Finanziario SpA*	80,285	937,819
Poste Italiane SpA(b)	95,259	1,259,590
RAI Way SpA(b)	34,880	210,130
Recordati Industria Chimica e Farmaceutica SpA(a)	9,909	566,402
Snam SpA	195,953	1,132,856
Terna SPA	85,274	635,479
UnipolSai Assicurazioni SpA(a)	356,065	1,033,687

Total Italy		14,907,476

Japan - 23.4%
ABC-Mart, Inc.	6,600	378,791
Advantest Corp.	4,300	387,810
Aeon Co., Ltd.	14,400	387,278
AEON Financial Service Co., Ltd.	15,800	186,343
AGC, Inc.(a)	11,200	470,241
Aica Kogyo Co., Ltd.	7,400	260,357
Aida Engineering Ltd.	28,700	255,737
Air Water, Inc.(a)	12,300	189,282
Aisin Corp.	9,100	389,449
Alconix Corp.(a)	14,100	186,111
Alfresa Holdings Corp.	11,200	167,410
Amada Co., Ltd.	32,000	323,777
Asahi Group Holdings Ltd.(a)	15,900	743,643
Asahi Kasei Corp.	46,100	506,938
Astellas Pharma, Inc.	46,400	808,729
Bandai Namco Holdings, Inc.	5,500	381,962
Bank of Kyoto Ltd. (The)(a)	5,600	254,293
Bank of Nagoya Ltd. (The)	8,700	194,004
Bridgestone Corp.(a)	24,000	1,093,071
Brother Industries Ltd.	11,100	221,720
Calbee, Inc.	6,300	145,424
Canon Marketing Japan, Inc.(a)	9,200	214,106
Canon, Inc.(a)	83,300	1,886,052
Central Glass Co., Ltd.	11,000	210,902
Central Japan Railway Co.	2,800	425,083
Chiba Bank Ltd. (The)	51,400	309,817
Chiyoda Co., Ltd.	24,300	193,761
Chubu Electric Power Co., Inc.	33,200	406,213
Chugai Pharmaceutical Co., Ltd.(a)	33,300	1,320,719
Chugoku Electric Power Co., Inc. (The)	19,700	179,978
COMSYS Holdings Corp.	8,700	241,035
Concordia Financial Group Ltd.	91,000	333,697
Dai-ichi Life Holdings, Inc.	50,733	929,732
Daicel Corp.	28,400	233,873
Daifuku Co., Ltd.	2,800	254,545
Daiho Corp.	6,200	224,840
Daiichi Sankyo Co., Ltd.	31,500	679,581
Daiichikosho Co., Ltd.	3,500	134,494
Daiken Corp.	11,200	210,498
Daikin Industries Ltd.	3,800	708,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
Daito Trust Construction Co., Ltd.	3,700	$405,036
Daiwa House Industry Co., Ltd.	24,500	736,170
Daiwa Securities Group, Inc.	62,900	345,754
Denso Corp.	21,100	1,440,823
Dentsu Group, Inc.(a)	7,000	250,698
East Japan Railway Co.	9,600	685,640
Eisai Co., Ltd.	9,000	885,891
Electric Power Development Co., Ltd.	12,500	178,507
ENEOS Holdings, Inc.	186,700	782,024
EPS Holdings, Inc.	12,600	204,116
ESPEC Corp.	12,100	244,093
Ezaki Glico Co., Ltd.(a)	4,500	167,853
FANUC Corp.	2,400	579,404
Fast Retailing Co., Ltd.	800	602,793
Fuji Electric Co., Ltd.	7,600	355,383
Fuji Oil Holdings, Inc.	8,800	209,554
FUJIFILM Holdings Corp.	9,700	720,050
Fujitsu Ltd.	5,800	1,086,945
Fukuoka Financial Group, Inc.(a)	14,200	248,075
Futaba Industrial Co., Ltd.	23,500	110,735
G-Tekt Corp.	13,100	182,826
Gunze Ltd.	6,200	258,357
Hakuhodo DY Holdings, Inc.(a)	15,600	242,314
Haseko Corp.	27,700	379,849
Heiwado Co., Ltd.	11,200	223,818
Hirose Electric Co., Ltd.	2,100	307,460
Hisamitsu Pharmaceutical Co., Inc.	4,100	202,063
Hitachi Ltd.	25,300	1,449,980
Hokuto Corp.	14,800	255,890
Honda Motor Co., Ltd.	51,500	1,647,220
Hoosiers Holdings(a)	35,900	230,945
House Foods Group, Inc.	4,400	134,589
Hoya Corp.	3,800	504,316
Hulic Co., Ltd.(a)	32,100	361,519
Ichibanya Co., Ltd.	4,900	224,714
Idec Corp.	11,400	215,798
Idemitsu Kosan Co., Ltd.	19,451	470,196
Inabata & Co., Ltd.	19,100	294,442
Inpex Corp.(a)	99,800	745,420
Intage Holdings, Inc.(a)	22,800	318,612
Isuzu Motors Ltd.	33,200	438,818
ITOCHU Corp.	77,700	2,240,202
Itochu Techno-Solutions Corp.	11,000	340,932
Itoham Yonekyu Holdings, Inc.	38,300	246,729
J-Oil Mills, Inc.	7,000	118,506
Japan Exchange Group, Inc.	13,900	309,334
Japan Post Insurance Co., Ltd.	28,800	532,978
Japan Tobacco, Inc.(a)	143,944	2,721,565
JSP Corp.	14,100	202,626
JSR Corp.	9,300	281,539
K’s Holdings Corp.	14,400	165,680
Kajima Corp.	29,700	376,501
Kameda Seika Co., Ltd.	4,800	191,585
Kaneka Corp.	7,500	302,392
Kansai Electric Power Co., Inc. (The)	50,000	477,295
Kao Corp.(a)	10,100	621,979
KDDI Corp.	141,500	4,417,493
Kewpie Corp.	9,800	220,123
Keyence Corp.	1,100	555,699
Kirin Holdings Co., Ltd.(a)	29,100	567,894
Kokuyo Co., Ltd.(a)	17,600	275,124
Komatsu Ltd.	20,500	509,868
KOMEDA Holdings Co., Ltd.	10,500	195,828
Konoike Transport Co., Ltd.	19,400	211,846
Kubota Corp.(a)	28,500	576,984
Kuraray Co., Ltd.(a)	27,500	264,371
Kureha Corp.	5,700	330,219
Kyowa Kirin Co., Ltd.(a)	11,100	394,035
Kyushu Electric Power Co., Inc.	26,400	203,370
Lixil Corp.	13,300	344,273
Mabuchi Motor Co., Ltd.(a)	5,200	196,774
Makita Corp.	5,100	240,319
Marubeni Corp.	79,600	692,869
Marudai Food Co., Ltd.(a)	12,100	184,787
Marvelous, Inc.	19,600	139,508
Matsuda Sangyo Co., Ltd.	13,900	268,883
Mebuki Financial Group, Inc.	110,000	231,913
Medipal Holdings Corp.	15,900	303,990
MEIJI Holdings Co., Ltd.	5,300	317,551
Meitec Corp.	5,800	314,064
Mie Kotsu Group Holdings, Inc.	33,500	140,954
Mitsubishi Chemical Holdings Corp.	61,100	513,892
Mitsubishi Corp.	78,200	2,133,432
Mitsubishi Electric Corp.	51,300	745,304
Mitsubishi Estate Co., Ltd.	28,200	456,449
Mitsubishi Gas Chemical Co., Inc.	11,200	237,744
Mitsubishi HC Capital, Inc.	128,890	690,959
Mitsubishi Heavy Industries Ltd.	13,600	400,562
Mitsubishi UFJ Financial Group, Inc.	761,000	4,114,570
Mitsui Chemicals, Inc.	11,200	386,990
Mitsui DM Sugar Holdings Co., Ltd.	11,200	188,399
Mitsui Fudosan Co., Ltd.	27,500	637,512
Mizuho Financial Group, Inc.	137,430	1,965,674
Mizuno Corp.	11,400	242,606
Morningstar Japan K.K.	47,900	197,228
MS&AD Insurance Group Holdings, Inc.	42,830	1,237,937
Murata Manufacturing Co., Ltd.	14,200	1,085,182
Nagase & Co., Ltd.	13,200	197,185
NEC Corp.	8,800	453,518
NGK Insulators Ltd.	13,300	223,364
NGK Spark Plug Co., Ltd.(a)	13,400	198,724
NH Foods Ltd.	3,300	128,444
Nichias Corp.	9,200	231,679
Nichicon Corp.(a)	25,900	278,858
Nidec Corp.	4,200	487,206
Nintendo Co., Ltd.	4,400	2,561,744
Nippn Corp.	12,900	182,360
Nippo Corp.	7,900	225,277
Nippon Electric Glass Co., Ltd.(a)	11,100	261,024
Nippon Express Co., Ltd.	5,400	411,605
Nippon Kanzai Co., Ltd.	11,100	249,222
Nippon Paint Holdings Co., Ltd.(a)	15,900	216,030
Nippon Shokubai Co., Ltd.	5,400	259,807
Nippon Signal Co., Ltd.	24,100	198,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
Nippon Soda Co., Ltd.	9,100	$263,596
Nippon Suisan Kaisha Ltd.	30,300	144,416
Nippon Telegraph & Telephone Corp.	161,300	4,206,531
Nisshin Seifun Group, Inc.	10,200	149,338
Nitori Holdings Co., Ltd.	1,900	336,553
Nitto Denko Corp.	7,100	530,309
NOF Corp.	4,300	224,318
NOK Corp.	2,300	28,556
Nomura Holdings, Inc.	144,100	737,183
Nomura Real Estate Holdings, Inc.	11,400	289,442
Nomura Research Institute Ltd.	14,200	470,177
NSK Ltd.	23,600	199,661
NTT Data Corp.	27,300	426,263
Obayashi Corp.	31,300	249,013
Obic Co., Ltd.	2,500	466,483
Oiles Corp.	14,200	198,050
Okabe Co., Ltd.(a)	27,600	160,144
Olympus Corp.	8,800	175,064
Omron Corp.	6,200	492,134
Ono Pharmaceutical Co., Ltd.	17,000	379,701
Oracle Corp.	4,300	329,309
Osaka Gas Co., Ltd.	17,700	329,951
Osaka Soda Co., Ltd.	9,700	212,283
Otsuka Corp.	9,000	472,745
Otsuka Holdings Co., Ltd.(a)	20,200	838,467
Pacific Industrial Co., Ltd.	14,500	156,379
PAL GROUP Holdings Co., Ltd.	18,500	287,693
Pan Pacific International Holdings Corp.(a)	10,800	224,388
Panasonic Corp.	68,900	798,008
Pola Orbis Holdings, Inc.(a)	12,800	338,366
Qol Holdings Co., Ltd.	14,300	199,703
Recruit Holdings Co., Ltd.	11,200	551,978
Resona Holdings, Inc.	155,700	599,289
Ryosan Co., Ltd.	11,100	201,918
Sakata INX Corp.(a)	14,800	134,812
Sangetsu Corp.	15,000	209,208
Sankyo Co., Ltd.	7,800	199,375
Sanwa Holdings Corp.	18,800	231,041
Sapporo Holdings Ltd.(a)	12,900	268,716
Sato Holdings Corp.	11,200	274,879
SBI Holdings, Inc.	11,100	262,824
SCSK Corp.	5,700	339,977
Secom Co., Ltd.	5,500	418,434
Sega Sammy Holdings, Inc.	14,700	193,104
Seikagaku Corp.	22,400	218,167
Seiko Epson Corp.	26,300	463,016
Seino Holdings Co., Ltd.	18,800	241,204
Sekisui House Ltd.	23,100	474,217
Seven & I Holdings Co., Ltd.	26,000	1,240,851
Seven Bank Ltd.	103,600	220,287
SG Holdings Co., Ltd.	11,600	304,449
Shimano, Inc.(a)	1,300	308,631
Shimizu Corp.	36,900	283,258
Shin-Etsu Chemical Co., Ltd.	6,600	1,104,856
Shionogi & Co., Ltd.	7,800	406,972
Shiseido Co., Ltd.(a)	4,300	316,563
Shizuoka Bank Ltd. (The)(a)	34,900	270,106
Shizuoka Gas Co., Ltd.(a)	23,100	207,086
SHO-BOND Holdings Co., Ltd.(a)	5,600	233,354
SMC Corp.	600	354,897
SoftBank Corp.	479,700	6,282,043
SoftBank Group Corp.	12,500	875,642
Sohgo Security Services Co., Ltd.	5,800	264,420
Sompo Holdings, Inc.	13,300	492,025
Sony Group Corp.	8,400	818,506
St. Marc Holdings Co., Ltd.	13,700	196,755
Subaru Corp.	23,200	458,085
Sumitomo Chemical Co., Ltd.	75,800	402,254
Sumitomo Corp.	67,200	900,924
Sumitomo Dainippon Pharma Co., Ltd.	14,900	312,525
Sumitomo Electric Industries Ltd.	23,300	344,073
Sumitomo Forestry Co., Ltd.(a)	9,900	181,516
Sumitomo Metal Mining Co., Ltd.	6,600	257,185
Sumitomo Mitsui Financial Group, Inc.	82,200	2,836,526
Sumitomo Mitsui Trust Holdings, Inc.	19,407	616,883
Sumitomo Osaka Cement Co., Ltd.	5,600	152,374
Sumitomo Realty & Development Co., Ltd.	8,300	296,883
Sumitomo Seika Chemicals Co., Ltd.	7,000	227,047
Sundrug Co., Ltd.	4,800	152,662
Suntory Beverage & Food Ltd.(a)	8,600	323,885
Suzuken Co., Ltd.	4,300	126,106
Suzuki Motor Corp.	10,600	448,965
Sysmex Corp.	3,300	392,468
T&D Holdings, Inc.	33,400	432,133
Taisei Corp.	9,200	301,721
Takashimaya Co., Ltd.	23,200	252,506
Takeda Pharmaceutical Co., Ltd.	77,600	2,600,184
Tamron Co., Ltd.(a)	10,100	221,583
Tamura Corp.(a)	42,300	317,469
Tatsuta Electric Wire and Cable Co., Ltd.	38,300	190,137
TDK Corp.	2,500	303,856
Terumo Corp.	7,300	296,104
TIS, Inc.	11,200	286,282
Toho Gas Co., Ltd.	3,600	176,448
Toho Titanium Co., Ltd.	26,600	247,570
Tohoku Electric Power Co., Inc.	33,300	261,024
Tokai Rika Co., Ltd.	14,900	239,093
Tokai Tokyo Financial Holdings, Inc.	61,400	217,962
Tokio Marine Holdings, Inc.	26,700	1,228,792
Tokyo Electron Ltd.	5,900	2,555,834
Tokyo Gas Co., Ltd.	8,900	168,153
Tosoh Corp.	17,700	305,552
Toyoda Gosei Co., Ltd.	6,900	170,029
Toyota Boshoku Corp.	17,800	368,381
Toyota Motor Corp.	61,310	5,363,727
Toyota Tsusho Corp.	12,800	605,460
Trend Micro, Inc.	7,400	388,035
TS Tech Co., Ltd.	12,000	185,422
Tv Tokyo Holdings Corp.	8,000	153,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
Unicharm Corp.(a)	7,400	$298,027
Wacoal Holdings Corp.	11,200	253,789
Wowow, Inc.	6,600	143,132
Yamada Holdings Co., Ltd.	36,400	168,242
Yamaha Motor Co., Ltd.(a)	21,300	579,566
Yamato Holdings Co., Ltd.	10,300	293,252
Yokogawa Electric Corp.	11,200	167,511
Yokohama Reito Co., Ltd.	25,700	204,229
Yondoshi Holdings, Inc.	9,600	163,907
Yuasa Trading Co., Ltd.	8,500	230,516
Z Holdings Corp.	94,110	472,119
Zenrin Co., Ltd.(a)	11,600	119,041

Total Japan		142,723,722

Netherlands - 2.0%
Aalberts N.V.	5,799	311,667
Akzo Nobel N.V.	7,245	895,271
ASM International N.V.	2,943	966,759
ASML Holding N.V.	5,117	3,515,946
ASR Nederland N.V.	12,757	493,039
Euronext N.V.(b)	2,839	308,733
Koninklijke Ahold Delhaize N.V.	63,648	1,892,289
Koninklijke DSM N.V.	4,739	884,585
Koninklijke KPN N.V.	237,152	740,783
Koninklijke Vopak N.V.	3,900	177,138
NN Group N.V.	24,913	1,175,274
Van Lanschot Kempen N.V.	9,475	241,021
Wolters Kluwer N.V.	7,532	756,736

Total Netherlands		12,359,241

Norway - 1.6%
AF Gruppen ASA	15,481	341,456
Aker ASA, Class A	3,852	284,249
Entra ASA(b)	13,980	319,721
Equinor ASA	222,840	4,717,728
Gjensidige Forsikring ASA	31,027	684,345
Leroy Seafood Group ASA	29,221	256,310
Orkla ASA	48,260	491,842
SpareBank 1 SMN	32,851	455,055
Telenor ASA	83,974	1,415,961
TGS ASA	22,879	291,797
Yara International ASA	13,257	698,191

Total Norway		9,956,655

Portugal - 0.2%
EDP - Energias de Portugal S.A.	159,129	843,539
Jeronimo Martins, SGPS, S.A.	15,269	278,493

Total Portugal		1,122,032

Singapore - 2.0%
CapitaLand Ltd.	208,600	575,737
DBS Group Holdings Ltd.	131,876	2,924,582
Genting Singapore Ltd.(a)	869,700	540,247
Jardine Cycle & Carriage Ltd.	33,555	533,206
Keppel Corp., Ltd.	73,500	299,096
Keppel Infrastructure Trust	787,500	325,147
NetLink NBN Trust(a)	249,000	175,978
Olam International Ltd.(a)	317,200	377,563
Oversea-Chinese Banking Corp., Ltd.	203,995	1,813,525
Raffles Medical Group Ltd.	313,800	275,468
Sheng Siong Group Ltd.	230,600	271,052
Singapore Exchange Ltd.(a)	63,400	527,311
Singapore Technologies Engineering Ltd.	153,400	441,644
Singapore Telecommunications Ltd.	908,000	1,546,883
United Overseas Bank Ltd.	92,301	1,772,959

Total Singapore		12,400,398

Spain - 2.6%
Acciona S.A.(a)	1,662	250,904
ACS Actividades de Construccion y Servicios S.A.	28,589	765,885
Cia de Distribucion Integral Logista Holdings S.A.	14,002	287,930
Cie Automotive S.A.	9,910	293,337
ContourGlobal PLC(b)	103,984	277,242
Ebro Foods S.A.(a)	9,139	192,048
EDP Renovaveis S.A.	9,457	219,142
Enagas S.A.	21,882	505,633
Endesa S.A.(a)	65,358	1,585,816
Ferrovial S.A.	26,710	783,966
Fomento de Construcciones y Contratas S.A.	27,984	325,225
Grupo Catalana Occidente S.A.	7,844	302,787
Iberdrola S.A.	356,847	4,350,343
Industria de Diseno Textil S.A.	60,544	2,133,153
Inmobiliaria Colonial Socimi S.A.	23,122	233,485
Miquel y Costas & Miquel S.A.	10,889	211,261
Naturgy Energy Group S.A.	79,790	2,051,427
Prosegur Cia de Seguridad S.A.	68,810	225,221
Red Electrica Corp. S.A.(a)	37,178	690,220
Zardoya Otis S.A.	51,322	353,613

Total Spain		16,038,638

Sweden - 2.1%
Assa Abloy AB, Class B	15,902	479,357
Atlas Copco AB, Class A	20,087	1,230,753
Atlas Copco AB, Class B	11,164	587,431
Axfood AB	15,039	416,238
BillerudKorsnas AB	16,754	332,743
Boliden AB	9,616	369,926
Bravida Holding AB(b)	16,123	233,395
Castellum AB	17,508	445,881
Epiroc AB, Class A	32,439	739,651
EQT AB	13,430	487,755
Essity AB, Class B	23,856	791,653
Evolution AB(b)	2,791	441,357
Fabege AB	13,627	218,774
ICA Gruppen AB	7,259	338,074
Intrum AB	8,513	278,818
Investment AB Latour, Class B	8,741	287,001
Kinnevik AB, Class B(a)	7,567	303,135
Lundin Energy AB(a)	21,819	772,530
SKF AB, Class B	9,123	232,445
Swedish Match AB	70,890	604,942
Tele2 AB, Class B(a)	54,092	737,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
Telefonaktiebolaget LM Ericsson, Class B	72,757	$915,061
Telia Co. AB	247,477	1,099,042
Wihlborgs Fastigheter AB	13,025	282,823

Total Sweden		12,626,275

Switzerland - 12.1%
ABB Ltd., Registered Shares	71,487	2,427,627
Adecco Group AG, Registered Shares	10,339	703,099
Allreal Holding AG, Registered Shares	834	164,391
Baloise Holding AG, Registered Shares	2,952	460,836
Banque Cantonale Vaudoise, Registered Shares	5,376	483,308
BKW AG	2,394	249,410
Bucher Industries AG, Registered Shares	833	435,988
Cembra Money Bank AG	1,660	186,230
Cie Financiere Richemont S.A., Registered Shares	9,126	1,105,269
Coca-Cola HBC AG*	13,422	484,683
Credit Suisse Group AG, Registered Shares	48,268	506,100
DKSH Holding AG	2,377	182,065
EMS-Chemie Holding AG, Registered Shares	840	826,051
Galenica AG(b)	3,687	260,465
Geberit AG, Registered Shares	996	747,795
Givaudan S.A., Registered Shares	202	940,343
Holcim Ltd., Registered Shares*	30,589	1,836,631
Huber + Suhner AG, Registered Shares	2,191	185,122
Julius Baer Group Ltd.	4,976	325,040
Kardex Holding AG, Registered Shares	1,383	320,184
Kuehne + Nagel International AG, Registered Shares	3,923	1,343,670
Logitech International S.A., Registered Shares	4,296	520,995
Lonza Group AG, Registered Shares	843	598,085
Nestle S.A., Registered Shares	111,241	13,866,163
Novartis AG, Registered Shares	150,578	13,735,854
Partners Group Holding AG	1,152	1,746,663
PSP Swiss Property AG, Registered Shares	1,683	213,937
Roche Holding AG	30,831	11,625,623
Roche Holding AG, Bearer Shares(a)	6,904	2,806,862
Schindler Holding AG, Participation Certificate	1,713	524,454
Schindler Holding AG, Registered Shares	868	253,916
SFS Group AG	1,832	263,795
SGS S.A., Registered Shares	383	1,182,541
SIG Combibloc Group AG*	14,408	391,861
Sika AG, Registered Shares(a)	2,359	771,999
Stadler Rail AG(a)	4,027	177,225
Sulzer AG, Registered Shares	3,062	423,350
Swatch Group AG (The), Bearer Shares	1,682	577,559
Swiss Life Holding AG, Registered Shares	2,063	1,003,435
Swiss Prime Site AG, Registered Shares	5,158	512,257
Swisscom AG, Registered Shares	3,418	1,953,143
UBS Group AG, Registered Shares	121,213	1,856,847
VAT Group AG(b)	1,450	482,523
Vifor Pharma AG	2,110	273,352
Vontobel Holding AG, Registered Shares	3,443	268,557
VZ Holding AG	1,521	129,006
Zurich Insurance Group AG	9,114	3,659,995

Total Switzerland		73,994,304

United Kingdom - 12.6%
Admiral Group PLC	23,872	1,036,828
Airtel Africa PLC(b)	303,833	323,402
Anglo American PLC	45,809	1,817,800
Ashtead Group PLC	9,075	672,466
Assura PLC	183,664	187,882
AstraZeneca PLC	53,192	6,380,451
Avast PLC(b)	36,164	244,698
Aviva PLC	97,117	544,565
BAE Systems PLC	189,350	1,365,435
Berkeley Group Holdings PLC	8,055	511,312
Big Yellow Group PLC	13,929	251,496
British American Tobacco PLC	202,950	7,850,229
Bunzl PLC	14,144	466,792
Coca-Cola Europacific Partners PLC	9,362	550,013
ConvaTec Group PLC(b)	117,026	388,967
Croda International PLC	3,933	400,321
Daily Mail & General Trust PLC, Class A Non-Voting Shares	13,061	173,936
DCC PLC	3,563	291,290
Diageo PLC	67,970	3,249,781
Direct Line Insurance Group PLC	119,406	470,117
easyJet PLC*	38,530	476,278
Ferrexpo PLC	87,469	516,928
GlaxoSmithKline PLC	473,640	9,287,277
Great Portland Estates PLC	22,335	218,914
Hargreaves Lansdown PLC	20,879	458,320
Hikma Pharmaceuticals PLC	7,890	266,605
HomeServe PLC	13,378	176,586
IMI PLC	22,465	533,790
Intertek Group PLC	4,101	313,293
Johnson Matthey PLC	7,218	306,418
Jupiter Fund Management PLC	66,225	257,992
Linde PLC	8,974	2,589,797
London Stock Exchange Group PLC	3,563	392,292
Londonmetric Property PLC	64,223	205,300
Mondi PLC	17,768	466,612
Moneysupermarket.com Group PLC	54,980	194,893
National Grid PLC	192,062	2,443,104
Pearson PLC	32,841	376,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2021

Investments	Shares	Value
Pennon Group PLC	22,208	$348,363
Phoenix Group Holdings PLC	56,819	530,924
Quilter PLC(b)	135,237	277,899
Reckitt Benckiser Group PLC	18,333	1,620,112
RELX PLC	57,829	1,533,048
Rio Tinto PLC	84,835	6,971,950
Sage Group PLC (The)	53,844	508,927
Schroders PLC	15,145	734,992
Segro PLC	31,641	478,411
Severn Trent PLC	9,318	321,938
Smith & Nephew PLC	22,865	493,545
Smiths Group PLC	14,860	326,401
Spectris PLC	6,819	305,023
SSE PLC	63,757	1,321,597
Standard Life Aberdeen PLC	246,747	923,754
Tate & Lyle PLC	42,297	431,456
Tesco PLC	312,581	962,732
TP ICAP Group PLC	97,865	264,172
Unilever PLC	124,251	7,261,508
United Utilities Group PLC	37,937	510,664
Vodafone Group PLC	2,242,721	3,759,365
WM Morrison Supermarkets PLC	119,234	406,354
Workspace Group PLC	20,767	239,263

Total United Kingdom		77,191,134

TOTAL COMMON STOCKS (Cost: $486,683,364)		606,646,029

RIGHTS - 0.0%

Singapore - 0.0%
Olam International Ltd., expiring 7/19/21*	47,580	12,389

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/9/21*	32,562	45,566

TOTAL RIGHTS (Cost: $49,256)		57,955

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Dividend ex-Financials Fund(c) (Cost: $317,303)	7,090	306,637

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $23,700,687)	23,700,687	23,700,687

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $510,750,610)		630,711,308
Other Assets less Liabilities - (3.2)%		(19,674,392)

NET ASSETS - 100.0%		$611,036,916

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,057,267 and the total market value of the collateral held by the Fund was $40,288,927. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,588,240.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International Dividend ex-Financials Fund	$676,441	$300,019	$669,252	$3,024	$(3,595)	$306,637	$3,687

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$606,646,029	$—	$—	$606,646,029
Rights
Singapore	—	12,389	—	12,389
Spain	45,566	—	—	45,566
Exchange-Traded Fund	306,637	—	—	306,637
Investment of Cash Collateral for Securities Loaned	—	23,700,687	—	23,700,687

Total Investments in Securities	$606,998,232	$23,713,076	$—	$630,711,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 11.5%
ARB Corp., Ltd.	1,819	$58,981
Beach Energy Ltd.	886,219	825,008
BHP Group Ltd.	1,585,829	57,825,568
BlueScope Steel Ltd.	109,557	1,806,209
Brambles Ltd.	485,293	4,167,979
Breville Group Ltd.	8,947	200,904
Charter Hall Group	141,533	1,649,092
Codan Ltd.	20,668	279,763
CSL Ltd.	39,287	8,411,600
Domino’s Pizza Enterprises Ltd.	22,579	2,042,788
Elders Ltd.	22,757	197,330
Evolution Mining Ltd.	496,727	1,678,130
Goodman Group	336,293	5,344,833
JB Hi-Fi Ltd.(a)	38,912	1,477,603
Mineral Resources Ltd.	78,039	3,147,922
Netwealth Group Ltd.	15,982	205,774
NIB Holdings Ltd.	116,735	570,529
Northern Star Resources Ltd.	79,665	584,927
Ramelius Resources Ltd.	24,917	31,707
Rio Tinto Ltd.	258,296	24,557,493
St Barbara Ltd.	324,816	415,774
Technology One Ltd.	77,270	540,077

Total Australia		116,019,991

Belgium - 0.1%
Fagron	12,254	273,638
Melexis N.V.	8,532	885,840

Total Belgium		1,159,478

China - 1.8%
China Overseas Grand Oceans Group Ltd.	2,638,000	1,535,410
China Overseas Land & Investment Ltd.	6,408,527	14,556,863
China Tobacco International HK Co., Ltd.(a)	159,000	346,015
CSPC Pharmaceutical Group Ltd.	1,459,481	2,112,398

Total China		18,550,686

Denmark - 4.9%
Coloplast A/S, Class B	34,659	5,687,557
DSV Panalpina A/S	9,054	2,111,693
H. Lundbeck A/S	32,923	1,047,458
Novo Nordisk A/S, Class B	303,750	25,450,758
Novozymes A/S, Class B	31,774	2,395,255
Orsted A/S(b)	51,262	7,194,035
Royal Unibrew A/S	15,107	1,924,468
Vestas Wind Systems A/S	94,523	3,690,144

Total Denmark		49,501,368

Finland - 2.5%
Kone Oyj, Class B	127,479	10,401,007
Neste Oyj	169,385	10,373,122
Orion Oyj, Class B	27,967	1,202,270
Tokmanni Group Corp.	9,802	271,076
Uponor Oyj	18,891	547,526
Valmet Oyj	63,764	2,781,221

Total Finland		25,576,222

France - 6.7%
Gaztransport Et Technigaz S.A.	14,186	1,145,659
Hermes International	7,478	10,894,540
LVMH Moet Hennessy Louis Vuitton SE	65,168	51,107,095
Sartorius Stedim Biotech	2,723	1,288,131
Trigano S.A.	7,030	1,452,285
Verallia S.A.(b)	56,194	2,083,182

Total France		67,970,892

Germany - 6.0%
Bechtle AG	4,922	914,366
CANCOM SE	6,446	389,860
Carl Zeiss Meditec AG, Bearer Shares	3,638	703,016
CompuGroup Medical SE & Co. KgaA	47	3,681
Dermapharm Holding SE	12,396	988,604
Eckert & Ziegler Strahlen- und Medizintechnik AG	927	105,920
Fuchs Petrolub SE	36,894	1,432,898
Infineon Technologies AG	185,848	7,453,835
Knorr-Bremse AG	31,763	3,653,773
Nemetschek SE	6,579	503,388
SAP SE	229,636	32,363,159
Siemens Healthineers AG(b)	176,378	10,809,739
Softwareone Holding AG*	147	3,475
Symrise AG	8,904	1,240,713

Total Germany		60,566,427

Hong Kong - 1.9%
Hong Kong Exchanges & Clearing Ltd.	232,800	13,873,541
Techtronic Industries Co., Ltd.	285,500	4,985,134
Vitasoy International Holdings Ltd.(a)	126,000	468,088

Total Hong Kong		19,326,763

Israel - 0.2%
Matrix IT Ltd.	17,546	474,499
Maytronics Ltd.	7,784	162,225
Strauss Group Ltd.	27,262	763,436

Total Israel		1,400,160

Italy - 0.9%
Davide Campari-Milano N.V.	21,859	292,796
DiaSorin SpA	4,818	911,330
Ferrari N.V.	18,263	3,768,510
Interpump Group SpA	17,636	1,044,472
Recordati Industria Chimica e Farmaceutica SpA	48,837	2,791,543
Zignago Vetro SpA	9,508	189,429

Total Italy		8,998,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

Investments	Shares	Value
Japan - 17.9%
ABC-Mart, Inc.	24,300	$1,394,639
Advantest Corp.	28,211	2,544,302
Ariake Japan Co., Ltd.	7,900	490,413
Asahi Holdings, Inc.	27,000	551,239
Astellas Pharma, Inc.	322,100	5,614,041
Bandai Namco Holdings, Inc.	41,800	2,902,914
Benefit One, Inc.	18,800	591,999
Bridgestone Corp.(a)	241,700	11,008,140
Chugai Pharmaceutical Co., Ltd.(a)	172,600	6,845,528
Create SD Holdings Co., Ltd.	1,200	35,679
CyberAgent, Inc.	17,500	376,047
Daifuku Co., Ltd.	16,200	1,472,727
Daikin Industries Ltd.	20,000	3,728,264
Daiwabo Holdings Co., Ltd.	11,000	188,999
Dip Corp.	9,200	284,728
Disco Corp.	6,991	2,138,431
DTS Corp.	7,100	169,200
Eisai Co., Ltd.	34,975	3,442,669
Elecom Co., Ltd.	14,800	277,625
en Japan, Inc.	19,550	695,761
Fancl Corp.	4,700	152,446
Fast Retailing Co., Ltd.	6,281	4,732,679
Funai Soken Holdings, Inc.(a)	1,800	39,052
GungHo Online Entertainment, Inc.	13,889	276,679
Hikari Tsushin, Inc.(a)	8,500	1,494,144
Horiba Ltd.(a)	8,700	564,375
Hoya Corp.	25,500	3,384,224
IR Japan Holdings Ltd.	300	37,814
Japan Lifeline Co., Ltd.	4,700	57,210
Kakaku.com, Inc.	41,991	1,269,302
Kao Corp.(a)	74,500	4,587,868
Keyence Corp.	8,900	4,496,108
Kobe Bussan Co., Ltd.	17,000	536,084
Koito Manufacturing Co., Ltd.	8,200	510,514
Kose Corp.	7,800	1,228,435
Kotobuki Spirits Co., Ltd.	200	12,938
Kusuri no Aoki Holdings Co., Ltd.(a)	500	36,490
Kyudenko Corp.	33,900	1,088,868
Mani, Inc.	5,000	114,695
McDonald’s Holdings Co., Japan Ltd.(a)	4,100	181,007
Meitec Corp.	12,600	682,278
Milbon Co., Ltd.(a)	3,200	181,061
MINEBEA MITSUMI, Inc.	46,700	1,236,610
Murata Manufacturing Co., Ltd.	95,820	7,322,689
Nexon Co., Ltd.(a)	5,000	111,542
NGK Spark Plug Co., Ltd.	55,800	827,523
Nifco, Inc.	10,100	381,742
Nihon M&A Center, Inc.	20,800	539,912
Nihon Unisys Ltd.	19,200	577,782
Nippon Shinyaku Co., Ltd.	2,700	214,317
Nissan Chemical Corp.	29,668	1,454,130
Nitori Holdings Co., Ltd.	4,501	797,276
Nojima Corp.	1,800	44,534
Nomura Research Institute Ltd.	55,500	1,837,666
NSD Co., Ltd.	13,900	232,439
Obic Co., Ltd.	9,100	1,698,000
OKUMA Corp.	2,800	136,985
Olympus Corp.	35,400	704,236
Oracle Corp.	19,300	1,478,061
Otsuka Corp.	34,000	1,785,927
Outsourcing, Inc.	45,500	827,683
Pan Pacific International Holdings Corp.(a)	29,100	604,600
Pigeon Corp.(a)	21,400	603,496
Prestige International, Inc.	6,000	38,003
Recruit Holdings Co., Ltd.	101,900	5,022,011
Ryohin Keikaku Co., Ltd.	18,400	386,269
Sakai Moving Service Co., Ltd.	100	5,190
Sanwa Holdings Corp.	50,200	616,928
SCSK Corp.	19,900	1,186,936
Seria Co., Ltd.	16,100	594,013
SG Holdings Co., Ltd.	34,400	902,849
Shimadzu Corp.	18,000	696,549
Shionogi & Co., Ltd.	38,000	1,982,683
SMS Co., Ltd.	5,500	164,767
SoftBank Corp.	2,970,500	38,900,998
Sony Group Corp.	65,100	6,343,423
Starts Corp., Inc.	10,000	256,149
Sumitomo Forestry Co., Ltd.(a)	24,300	445,540
Sundrug Co., Ltd.	17,500	556,582
Sysmex Corp.	16,736	1,990,406
Systena Corp.	4,800	92,073
T-Gaia Corp.	39,200	689,770
TechnoPro Holdings, Inc.(a)	22,800	539,854
Terumo Corp.	28,400	1,151,967
Toei Animation Co., Ltd.(a)	10,200	1,210,325
Tokuyama Corp.	27,800	566,570
Tokyo Electron Ltd.	33,758	14,623,702
Trend Micro, Inc.	49,900	2,616,614
Unicharm Corp.(a)	27,600	1,111,560
USS Co., Ltd.	92,700	1,618,638
Wacom Co., Ltd.	5,100	32,441
Workman Co., Ltd.(a)	2,600	182,251
Yamaha Corp.	18,400	999,658
Yaskawa Electric Corp.	12,300	601,757
ZOZO, Inc.	38,700	1,316,267

Total Japan		181,277,509

Netherlands - 4.0%
ASM International N.V.	13,739	4,513,185
ASML Holding N.V.	38,139	26,205,719
BE Semiconductor Industries N.V.	24,737	2,098,671
Euronext N.V.(b)	20,610	2,241,277
IMCD N.V.	1,693	269,237
Wolters Kluwer N.V.	53,196	5,344,575

Total Netherlands		40,672,664

Norway - 0.1%
Borregaard ASA	36,697	801,729
Fjordkraft Holding ASA(b)	4,179	24,840

Total Norway		826,569

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	121,308	2,212,555

Singapore - 0.4%
Sheng Siong Group Ltd.	622,200	731,347
Singapore Exchange Ltd.	424,600	3,531,489

Total Singapore		4,262,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

Investments	Shares	Value
Spain - 0.5%
Faes Farma S.A.	466,632	$1,862,674
Grifols S.A.	61,769	1,673,073
Prosegur Cash S.A.(b)	888,757	903,259
Prosegur Cia de Seguridad S.A.	83,793	274,262

Total Spain		4,713,268

Sweden - 3.2%
AddTech AB, Class B	30,788	511,204
Atlas Copco AB, Class A	124,527	7,629,912
Atlas Copco AB, Class B	105,879	5,571,178
Axfood AB	86,475	2,393,390
Beijer Ref AB	41,430	738,770
BioGaia AB, Class B	746	41,521
Elekta AB, Class B	39,287	569,633
Epiroc AB, Class B	51,397	1,009,352
EQT AB	64,647	2,347,873
Essity AB, Class B	164,834	5,469,957
Evolution AB(b)	19,660	3,108,947
Lagercrantz Group AB, Class B	5,846	63,640
Lifco AB, Class B	39,013	912,355
Lindab International AB	2,462	57,490
Mycronic AB	31,180	941,363
Sweco AB, Class B	71,599	1,303,528

Total Sweden		32,670,113

Switzerland - 10.8%
ALSO Holding AG, Registered Shares*	1,512	435,926
Bucher Industries AG, Registered Shares	1,848	967,234
Geberit AG, Registered Shares	7,830	5,878,747
Givaudan S.A., Registered Shares	1,863	8,672,569
Kardex Holding AG, Registered Shares	2,429	562,348
Kuehne + Nagel International AG, Registered Shares	33,151	11,354,581
Logitech International S.A., Registered Shares	28,802	3,492,945
Partners Group Holding AG	9,295	14,093,084
Roche Holding AG	98,497	37,140,833
Roche Holding AG, Bearer Shares	40,073	16,291,917
Schindler Holding AG, Participation Certificate	6,911	2,115,879
SFS Group AG	11,864	1,708,334
Sika AG, Registered Shares(a)	13,783	4,510,583
STMicroelectronics N.V.	23,719	860,869
Temenos AG, Registered Shares	7,204	1,158,127

Total Switzerland		109,243,976

United Kingdom - 25.0%
AJ Bell PLC	78,715	471,718
Ashmore Group PLC(a)	456,683	2,428,906
Ashtead Group PLC	79,681	5,904,441
Avon Rubber PLC	3,399	122,836
Berkeley Group Holdings PLC	73,508	4,666,114
Bodycote PLC	98,720	1,154,429
Bunzl PLC	83,447	2,753,988
CMC Markets PLC(b)	95,463	606,636
Croda International PLC	23,907	2,433,380
FDM Group Holdings PLC	20,553	289,608
Ferrexpo PLC	819,027	4,840,322
Fevertree Drinks PLC	7,626	271,064
Fresnillo PLC	105,256	1,121,952
Games Workshop Group PLC	6,828	1,075,310
Gamma Communications PLC	5,464	150,210
GlaxoSmithKline PLC	1,935,684	37,955,480
Halma PLC	33,750	1,255,116
Hargreaves Lansdown PLC	206,452	4,531,878
Hilton Food Group PLC	51,488	778,141
HomeServe PLC	69,326	915,086
IMI PLC	107,591	2,556,464
Intertek Group PLC	33,844	2,585,485
Linde PLC	103,538	29,879,918
RELX PLC	647,961	17,177,465
Rio Tinto PLC	793,439	65,206,777
Rotork PLC	174,287	819,577
RWS Holdings PLC	41,916	326,294
Smith & Nephew PLC	156,482	3,377,689
Spirax-Sarco Engineering PLC	7,471	1,405,179
Spirent Communications PLC	64,643	220,038
Unilever PLC	947,178	55,355,213

Total United Kingdom		252,636,714

TOTAL COMMON STOCKS (Cost: $751,404,784)		997,586,271

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $882,631)	30,722	1,222,736

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $5,872,759)	5,872,759	5,872,759

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $758,160,174)		1,004,681,766
Other Assets less Liabilities - 0.7%		6,794,127

NET ASSETS - 100.0%		$1,011,475,893

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $33,191,860 and the total market value of the collateral held by the Fund was $35,202,347. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,329,588.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unreaized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,615,390	$—	$481,935	$110,708	$(21,427)	$1,222,736	$5,837

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/6/2021	28,975,712	AUD	21,752,907	USD	$1,111	$—
Bank of America N.A.	7/6/2021	18,108,624	CHF	19,590,085	USD	2,752	—
Bank of America N.A.	7/6/2021	57,246,521	DKK	9,129,669	USD	422	—
Bank of America N.A.	7/6/2021	38,820,795	EUR	46,036,804	USD	4,792	—
Bank of America N.A.	7/6/2021	31,213,350	GBP	43,119,994	USD	228	—
Bank of America N.A.	7/6/2021	855,291	ILS	262,469	USD	18	—
Bank of America N.A.	7/6/2021	3,735,152,636	JPY	33,652,055	USD	1,962	—
Bank of America N.A.	7/6/2021	1,263,090	NOK	146,794	USD	—	(9)
Bank of America N.A.	7/6/2021	53,758,090	SEK	6,285,888	USD	279	—
Bank of America N.A.	7/6/2021	1,014,948	SGD	755,106	USD	—	(53)
Bank of America N.A.	7/6/2021	22,252,862	USD	28,860,241	AUD	585,536	—
Bank of America N.A.	7/6/2021	20,047,402	USD	18,027,526	CHF	542,310	—
Bank of America N.A.	7/6/2021	9,342,118	USD	57,008,920	DKK	249,921	—
Bank of America N.A.	7/6/2021	47,108,402	USD	38,648,481	EUR	1,271,170	—
Bank of America N.A.	7/6/2021	1,979,839	USD	1,615,573	EUR	63,764	—
Bank of America N.A.	7/6/2021	44,131,714	USD	31,124,284	GBP	1,134,533	—
Bank of America N.A.	7/6/2021	268,649	USD	872,758	ILS	802	—
Bank of America N.A.	7/6/2021	34,433,521	USD	3,786,006,954	JPY	321,302	—
Bank of America N.A.	7/6/2021	1,449,939	USD	158,665,374	JPY	20,352	—
Bank of America N.A.	7/6/2021	150,206	USD	1,255,116	NOK	4,347	—
Bank of America N.A.	7/6/2021	6,433,450	USD	53,527,436	SEK	174,254	—
Bank of America N.A.	7/6/2021	773,103	USD	1,023,046	SGD	12,026	—
Bank of America N.A.	7/7/2021	59,304,783	HKD	7,636,909	USD	—	(280)
Bank of America N.A.	7/7/2021	7,818,123	USD	60,676,038	HKD	4,919	—
Bank of America N.A.	8/4/2021	21,014,460	USD	19,410,784	CHF	—	(3,279)
Bank of America N.A.	8/4/2021	9,508,443	USD	59,591,247	DKK	—	(790)
Bank of America N.A.	8/4/2021	47,448,461	USD	39,988,253	EUR	—	(5,879)
Bank of America N.A.	8/4/2021	43,267,288	USD	31,317,705	GBP	—	(460)
Bank of America N.A.	8/4/2021	7,388,685	USD	57,374,971	HKD	118	—
Bank of America N.A.	8/4/2021	276,655	USD	901,339	ILS	—	(34)
Bank of America N.A.	8/4/2021	34,970,982	USD	3,881,055,102	JPY	—	(6,137)
Bank of America N.A.	8/4/2021	138,461	USD	1,191,245	NOK	5	—
Bank of America N.A.	8/4/2021	6,364,753	USD	54,419,637	SEK	—	(473)
Bank of America N.A.	8/4/2021	770,372	USD	1,035,583	SGD	25	—
Bank of America N.A.	8/5/2021	22,081,525	USD	29,409,526	AUD	—	(1,368)
Bank of Montreal	7/6/2021	840,550	USD	752,736	CHF	26,118	—
Canadian Imperial Bank of Commerce	7/6/2021	31,858	USD	42,104	SGD	535	—
Canadian Imperial Bank of Commerce	7/7/2021	323,376	USD	2,509,083	HKD	283	—
Citibank N.A.	7/6/2021	32,024,166	AUD	24,042,687	USD	11	—
Citibank N.A.	7/6/2021	20,011,807	CHF	21,652,199	USD	—	(191)
Citibank N.A.	7/6/2021	63,268,234	DKK	10,090,687	USD	—	(209)
Citibank N.A.	7/6/2021	42,902,563	EUR	50,882,783	USD	—	(196)
Citibank N.A.	7/6/2021	34,497,867	GBP	47,658,941	USD	—	(1,266)
Citibank N.A.	7/6/2021	945,249	ILS	290,098	USD	—	(3)
Citibank N.A.	7/6/2021	4,128,062,564	JPY	37,194,377	USD	—	(211)
Citibank N.A.	7/6/2021	1,396,080	NOK	162,246	USD	—	(6)
Citibank N.A.	7/6/2021	59,414,394	SEK	6,947,560	USD	23	—
Citibank N.A.	7/6/2021	1,121,846	SGD	834,591	USD	—	(13)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

Citibank N.A.	7/6/2021	22,252,862	USD	28,860,016	AUD	585,705		—
Citibank N.A.	7/6/2021	20,047,402	USD	18,027,907	CHF	541,897		—
Citibank N.A.	7/6/2021	9,342,118	USD	57,005,894	DKK	250,404		—
Citibank N.A.	7/6/2021	47,108,402	USD	38,647,594	EUR	1,272,223		—
Citibank N.A.	7/6/2021	44,131,714	USD	31,124,240	GBP	1,134,594		—
Citibank N.A.	7/6/2021	1,842,655	USD	1,299,497	GBP	47,443		—
Citibank N.A.	7/6/2021	268,649	USD	872,791	ILS	791		—
Citibank N.A.	7/6/2021	34,433,521	USD	3,785,951,860	JPY	321,799		—
Citibank N.A.	7/6/2021	150,206	USD	1,255,051	NOK	4,355		—
Citibank N.A.	7/6/2021	6,433,450	USD	53,522,688	SEK	174,809		—
Citibank N.A.	7/6/2021	773,103	USD	1,023,048	SGD	12,024		—
Citibank N.A.	7/7/2021	65,550,345	HKD	8,440,794	USD	71		—
Citibank N.A.	7/7/2021	7,818,123	USD	60,674,271	HKD	5,146		—
Citibank N.A.	8/4/2021	23,226,509	USD	21,451,516	CHF	—		(908)
Citibank N.A.	8/4/2021	10,509,332	USD	65,862,120	DKK	—		(571)
Citibank N.A.	8/4/2021	52,443,036	USD	44,193,520	EUR	—		(1,724)
Citibank N.A.	8/4/2021	47,821,739	USD	34,613,704	GBP	323		—
Citibank N.A.	8/4/2021	8,166,441	USD	63,419,176	HKD	—		(479)
Citibank N.A.	8/4/2021	305,777	USD	996,150	ILS	—		(17)
Citibank N.A.	8/4/2021	38,652,138	USD	4,288,961,054	JPY	—		(1,140)
Citibank N.A.	8/4/2021	153,036	USD	1,316,686	NOK	0	^	—
Citibank N.A.	8/4/2021	7,034,727	USD	60,145,762	SEK	—		(259)
Citibank N.A.	8/4/2021	851,464	USD	1,144,621	SGD	6		—
Citibank N.A.	8/5/2021	24,405,896	USD	32,504,270	AUD	—		(764)
Credit Suisse International	7/6/2021	35,069,793	AUD	26,332,470	USD	—		(3,215)
Credit Suisse International	7/6/2021	21,916,651	CHF	23,714,315	USD	—		(1,338)
Credit Suisse International	7/6/2021	69,294,347	DKK	11,051,707	USD	—		(141)
Credit Suisse International	7/6/2021	46,986,622	EUR	55,728,765	USD	—		(2,470)
Credit Suisse International	7/6/2021	37,782,395	GBP	52,197,890	USD	—		(2,746)
Credit Suisse International	7/6/2021	1,035,312	ILS	317,729	USD	6		—
Credit Suisse International	7/6/2021	4,521,036,365	JPY	40,736,700	USD	—		(1,809)
Credit Suisse International	7/6/2021	1,529,080	NOK	177,702	USD	—		(6)
Credit Suisse International	7/6/2021	65,072,511	SEK	7,609,235	USD	—		(23)
Credit Suisse International	7/6/2021	1,228,571	SGD	914,079	USD	—		(105)
Credit Suisse International	7/6/2021	2	USD	2	CHF	0	^	—
Credit Suisse International	7/6/2021	4	USD	24	DKK	0	^	—
Credit Suisse International	7/6/2021	1	USD	1	GBP	0	^	—
Credit Suisse International	7/6/2021	2	USD	7	ILS	0	^	—
Credit Suisse International	7/6/2021	3	USD	329	JPY	0	^	—
Credit Suisse International	7/6/2021	1	USD	8	NOK	0	^	—
Credit Suisse International	7/6/2021	4	USD	5	SGD	0	^	—
Credit Suisse International	7/7/2021	71,789,136	HKD	9,244,681	USD	—		(452)
Credit Suisse International	8/4/2021	25,438,559	USD	23,496,045	CHF	—		(2,647)
Credit Suisse International	8/4/2021	11,510,224	USD	72,135,011	DKK	—		(671)
Credit Suisse International	8/4/2021	57,437,613	USD	48,405,365	EUR	—		(5,374)
Credit Suisse International	8/4/2021	52,376,193	USD	37,911,099	GBP	—		(822)
Credit Suisse International	8/4/2021	8,944,200	USD	69,453,958	HKD	140		—
Credit Suisse International	8/4/2021	334,901	USD	1,091,112	ILS	—		(44)
Credit Suisse International	8/4/2021	42,333,297	USD	4,697,776,768	JPY	—		(4,339)
Credit Suisse International	8/4/2021	167,612	USD	1,442,108	NOK	—		(1)
Credit Suisse International	8/4/2021	7,704,704	USD	65,874,279	SEK	—		(322)
Credit Suisse International	8/4/2021	932,560	USD	1,253,678	SGD	—		(23)
Credit Suisse International	8/5/2021	26,730,268	USD	35,603,377	AUD	—		(3,436)
Goldman Sachs	7/6/2021	25,924,636	AUD	19,463,128	USD	242		—
Goldman Sachs	7/6/2021	16,200,420	CHF	17,527,971	USD	263		—
Goldman Sachs	7/6/2021	51,218,765	DKK	8,168,651	USD	90		—
Goldman Sachs	7/6/2021	34,731,202	EUR	41,190,824	USD	502		—
Goldman Sachs	7/6/2021	27,927,855	GBP	38,581,047	USD	372		—
Goldman Sachs	7/6/2021	765,218	ILS	234,841	USD	3		—
Goldman Sachs	7/6/2021	3,341,822,057	JPY	30,109,733	USD	345		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

Goldman Sachs	7/6/2021	1,130,180	NOK	131,342	USD	—		(2)
Goldman Sachs	7/6/2021	48,097,646	SEK	5,624,215	USD	52		—
Goldman Sachs	7/6/2021	908,164	SGD	675,621	USD	—		(8)
Goldman Sachs	7/6/2021	22,252,862	USD	28,859,455	AUD	586,126		—
Goldman Sachs	7/6/2021	20,047,402	USD	18,027,285	CHF	542,570		—
Goldman Sachs	7/6/2021	9,342,118	USD	57,004,689	DKK	250,596		—
Goldman Sachs	7/6/2021	47,108,402	USD	38,647,308	EUR	1,272,562		—
Goldman Sachs	7/6/2021	44,131,714	USD	31,125,272	GBP	1,133,168		—
Goldman Sachs	7/6/2021	268,649	USD	872,774	ILS	797		—
Goldman Sachs	7/6/2021	34,433,521	USD	3,785,951,860	JPY	321,799		—
Goldman Sachs	7/6/2021	150,206	USD	1,255,024	NOK	4,358		—
Goldman Sachs	7/6/2021	6,433,450	USD	53,524,226	SEK	174,630		—
Goldman Sachs	7/6/2021	773,103	USD	1,023,075	SGD	12,004		—
Goldman Sachs	7/7/2021	53,063,508	HKD	6,833,024	USD	—		(79)
Goldman Sachs	7/7/2021	7,818,123	USD	60,676,335	HKD	4,881		—
Goldman Sachs	8/4/2021	18,802,412	USD	17,365,193	CHF	—		(389)
Goldman Sachs	8/4/2021	8,507,554	USD	53,315,497	DKK	—		(230)
Goldman Sachs	8/4/2021	42,453,886	USD	35,776,581	EUR	—		(2,433)
Goldman Sachs	8/4/2021	38,712,836	USD	28,021,225	GBP	—		(579)
Goldman Sachs	8/4/2021	6,610,928	USD	51,337,452	HKD	—		(146)
Goldman Sachs	8/4/2021	247,533	USD	806,385	ILS	—		(7)
Goldman Sachs	8/4/2021	31,289,826	USD	3,472,047,381	JPY	—		(1,205)
Goldman Sachs	8/4/2021	123,886	USD	1,065,887	NOK	0	^	—
Goldman Sachs	8/4/2021	5,694,779	USD	48,688,715	SEK	—		(127)
Goldman Sachs	8/4/2021	689,280	USD	926,636	SGD	—		(24)
Goldman Sachs	8/5/2021	19,757,154	USD	26,312,805	AUD	—		(487)
HSBC Holdings PLC	7/6/2021	6,321	USD	52,341	NOK	238		—
JP Morgan Chase Bank N.A.	7/6/2021	1,266,569	USD	1,650,685	AUD	27,289		—
JP Morgan Chase Bank N.A.	7/6/2021	1,126,750	USD	1,018,344	CHF	24,941		—
JP Morgan Chase Bank N.A.	7/6/2021	526,434	USD	3,223,850	DKK	12,271		—
JP Morgan Chase Bank N.A.	7/6/2021	2,653,956	USD	2,185,474	EUR	61,977		—
JP Morgan Chase Bank N.A.	7/6/2021	2,470,063	USD	1,750,288	GBP	52,097		—
JP Morgan Chase Bank N.A.	7/6/2021	14,994	USD	48,827	ILS	9		—
JP Morgan Chase Bank N.A.	7/6/2021	1,943,630	USD	214,096,092	JPY	14,608		—
JP Morgan Chase Bank N.A.	7/6/2021	8,473	USD	71,007	NOK	221		—
JP Morgan Chase Bank N.A.	7/6/2021	359,927	USD	2,998,284	SEK	9,325		—
JP Morgan Chase Bank N.A.	7/6/2021	42,705	USD	56,685	SGD	535		—
JP Morgan Chase Bank N.A.	7/7/2021	433,482	USD	3,362,941	HKD	439		—
Morgan Stanley & Co. International	7/6/2021	22,252,862	USD	28,858,594	AUD	586,772		—
Morgan Stanley & Co. International	7/6/2021	20,047,402	USD	18,027,426	CHF	542,418		—
Morgan Stanley & Co. International	7/6/2021	9,342,118	USD	57,005,604	DKK	250,450		—
Morgan Stanley & Co. International	7/6/2021	392,717	USD	2,383,355	DKK	12,602		—
Morgan Stanley & Co. International	7/6/2021	47,108,402	USD	38,648,925	EUR	1,270,644		—
Morgan Stanley & Co. International	7/6/2021	44,131,714	USD	31,123,823	GBP	1,135,170		—
Morgan Stanley & Co. International	7/6/2021	268,649	USD	872,736	ILS	808		—
Morgan Stanley & Co. International	7/6/2021	11,185	USD	36,232	ILS	65		—
Morgan Stanley & Co. International	7/6/2021	34,433,521	USD	3,786,130,914	JPY	320,186		—
Morgan Stanley & Co. International	7/6/2021	150,206	USD	1,255,049	NOK	4,355		—
Morgan Stanley & Co. International	7/6/2021	6,433,450	USD	53,524,245	SEK	174,627		—
Morgan Stanley & Co. International	7/6/2021	268,504	USD	2,216,691	SEK	9,297		—
Morgan Stanley & Co. International	7/6/2021	773,103	USD	1,023,024	SGD	12,042		—
Morgan Stanley & Co. International	7/7/2021	7,818,123	USD	60,674,811	HKD	5,077		—
Royal Bank of Canada	7/6/2021	944,855	USD	1,218,586	AUD	29,980		—
UBS AG	7/6/2021	30,499,002	AUD	22,897,797	USD	—		(142)
UBS AG	7/6/2021	19,058,864	CHF	20,621,142	USD	—		(182)
UBS AG	7/6/2021	60,256,162	DKK	9,610,178	USD	—		(87)
UBS AG	7/6/2021	40,859,412	EUR	48,459,794	USD	—		(391)
UBS AG	7/6/2021	32,855,943	GBP	45,389,467	USD	—		(56)
UBS AG	7/6/2021	900,247	ILS	276,284	USD	—		(0)^
UBS AG	7/6/2021	3,931,452,712	JPY	35,423,216	USD	—		(520)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2021

UBS AG	7/6/2021	1,329,624	NOK	154,520	USD	—		(3)
UBS AG	7/6/2021	56,585,105	SEK	6,616,724	USD	18		—
UBS AG	7/6/2021	1,068,423	SGD	794,849	USD	—		(14)
UBS AG	7/6/2021	22,252,862	USD	28,860,166	AUD	585,592		—
UBS AG	7/6/2021	1,013,255	USD	1,353,879	AUD	—		(3,193)
UBS AG	7/6/2021	20,047,402	USD	18,027,446	CHF	542,396		—
UBS AG	7/6/2021	901,400	USD	831,539	CHF	1,707		—
UBS AG	7/6/2021	9,342,118	USD	57,004,492	DKK	250,627		—
UBS AG	7/6/2021	421,147	USD	2,640,956	DKK	—		(52)
UBS AG	7/6/2021	47,108,402	USD	38,647,562	EUR	1,272,261		—
UBS AG	7/6/2021	2,123,165	USD	1,790,258	EUR	—		(87)
UBS AG	7/6/2021	44,131,714	USD	31,125,557	GBP	1,132,774		—
UBS AG	7/6/2021	1,976,050	USD	1,431,155	GBP	—		(1,044)
UBS AG	7/6/2021	268,649	USD	872,848	ILS	774		—
UBS AG	7/6/2021	11,995	USD	39,395	ILS	—		(95)
UBS AG	7/6/2021	34,433,521	USD	3,785,965,633	JPY	321,675		—
UBS AG	7/6/2021	1,554,904	USD	171,366,902	JPY	10,875		—
UBS AG	7/6/2021	150,206	USD	1,255,083	NOK	4,351		—
UBS AG	7/6/2021	6,779	USD	58,958	NOK	—		(73)
UBS AG	7/6/2021	6,433,450	USD	53,524,747	SEK	174,569		—
UBS AG	7/6/2021	287,941	USD	2,486,953	SEK	—		(2,869)
UBS AG	7/6/2021	773,103	USD	1,023,087	SGD	11,996		—
UBS AG	7/6/2021	34,164	USD	45,991	SGD	—		(50)
UBS AG	7/7/2021	62,427,667	HKD	8,038,851	USD	—		(91)
UBS AG	7/7/2021	7,818,123	USD	60,675,546	HKD	4,982		—
UBS AG	7/7/2021	346,786	USD	2,692,093	HKD	127		—
UBS AG	8/4/2021	22,120,484	USD	20,430,656	CHF	—		(1,559)
UBS AG	8/4/2021	10,008,888	USD	62,725,331	DKK	—		(464)
UBS AG	8/4/2021	49,945,748	USD	42,090,414	EUR	—		(3,242)
UBS AG	8/4/2021	45,544,514	USD	32,966,530	GBP	—		(1,209)
UBS AG	8/4/2021	7,777,563	USD	60,395,468	HKD	27		—
UBS AG	8/4/2021	291,216	USD	948,719	ILS	—		(17)
UBS AG	8/4/2021	36,811,560	USD	4,084,791,074	JPY	—		(1,683)
UBS AG	8/4/2021	145,748	USD	1,253,983	NOK	0	^	—
UBS AG	8/4/2021	6,699,740	USD	57,280,573	SEK	—		(118)
UBS AG	8/4/2021	810,918	USD	1,090,124	SGD	—		(1)
UBS AG	8/5/2021	23,243,710	USD	30,956,694	AUD	—		(914)

						$21,954,208		$(80,575)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$997,586,271	$—	$—	$997,586,271
Exchange-Traded Fund	1,222,736	—	—	1,222,736
Investment of Cash Collateral for Securities Loaned	—	5,872,759	—	5,872,759

Total Investments in Securities	$998,809,007	$5,872,759	$—	$1,004,681,766

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$21,954,208	$—	$21,954,208
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(80,575)	$—	$(80,575)

Total - Net	$998,809,007	$27,746,392	$—	$1,026,555,399

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 14.4%
AGL Energy Ltd.	28,625	$176,220
Alumina Ltd.	98,602	121,772
Ampol Ltd.	4,470	94,669
APA Group(a)	29,557	197,490
Aurizon Holdings Ltd.	79,014	220,670
AusNet Services Ltd.(a)	151,380	198,885
Australia & New Zealand Banking Group Ltd.	85,130	1,799,105
BHP Group Ltd.	74,912	2,731,586
BHP Group PLC	68,222	2,007,425
Commonwealth Bank of Australia	40,733	3,054,055
Computershare Ltd.	13,430	170,396
Dexus	39,016	312,538
Dicker Data Ltd.(a)	6,294	52,261
Fortescue Metals Group Ltd.	264,549	4,635,562
Growthpoint Properties Australia Ltd.(a)	42,862	130,967
Harvey Norman Holdings Ltd.(a)	46,937	193,104
JB Hi-Fi Ltd.(a)	3,878	147,259
Macquarie Group Ltd.	6,073	713,212
Magellan Financial Group Ltd.	4,119	166,553
McPherson’s Ltd.	10,849	8,959
Medibank Pvt Ltd.	70,917	168,241
Metcash Ltd.(a)	26,527	79,461
Mineral Resources Ltd.	7,139	287,972
Mirvac Group	99,796	218,772
National Australia Bank Ltd.	92,781	1,826,363
Nine Entertainment Co. Holdings Ltd.	39,352	85,972
Origin Energy Ltd.	61,531	208,337
Orora Ltd.	23,563	58,908
Pendal Group Ltd.	12,748	77,139
Platinum Asset Management Ltd.	40,838	150,536
QBE Insurance Group Ltd.	28,599	231,669
Rio Tinto Ltd.	18,234	1,733,598
Select Harvests Ltd.(a)	4,415	22,373
Spark Infrastructure Group	70,189	118,562
Stockland	82,441	288,420
Suncorp Group Ltd.	29,487	245,946
Telstra Corp., Ltd.	368,756	1,040,932
Wesfarmers Ltd.	29,497	1,308,762
Woodside Petroleum Ltd.	31,508	525,370
Worley Ltd.	14,090	126,514

Total Australia		25,936,535

Austria - 0.9%
CA Immobilien Anlagen AG	2,826	117,800
Oesterreichische Post AG(a)	4,143	220,357
OMV AG	15,309	870,893
Telekom Austria AG*	21,137	180,478
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,774	158,517

Total Austria		1,548,045

Belgium - 0.7%
Cofinimmo S.A.	1,358	206,782
Euronav N.V.	18,156	168,805
Proximus SADP	18,147	350,569
Solvay S.A.	3,036	385,962
Telenet Group Holding N.V.	3,928	147,852

Total Belgium		1,259,970

China - 2.5%
Beijing Enterprises Holdings Ltd.	32,000	113,523
BOC Hong Kong Holdings Ltd.	375,547	1,274,254
China Everbright Environment Group Ltd.	253,000	143,345
China Jinmao Holdings Group Ltd.	368,000	123,206
China Overseas Grand Oceans Group Ltd.	138,000	80,321
China Overseas Land & Investment Ltd.	303,500	689,395
China Power International Development Ltd.	504,000	110,329
China Resources Power Holdings Co., Ltd.	170,000	232,042
CITIC Telecom International Holdings Ltd.	412,000	136,346
Far East Horizon Ltd.(a)	109,000	113,971
Guangdong Investment Ltd.	180,000	258,671
Lenovo Group Ltd.	552,000	634,748
Shenzhen Investment Ltd.	528,000	162,496
Shougang Fushan Resources Group Ltd.	450,838	132,943
Yanlord Land Group Ltd.	146,900	133,327
Yuexiu Property Co., Ltd.	156,400	164,741

Total China		4,503,658

Denmark - 0.1%
Scandinavian Tobacco Group A/S, Class A(b)	6,338	129,377

Finland - 1.9%
Elisa Oyj	5,871	350,349
Fortum Oyj	31,389	865,836
Konecranes Oyj	2,467	103,918
Metsa Board Oyj	10,898	112,115
Neles Oyj	12,533	180,733
Nokian Renkaat Oyj	2,600	104,988
Orion Oyj, Class B(a)	3,965	170,451
Sampo Oyj, Class A	13,254	609,227
Sanoma Oyj	7,055	116,964
UPM-Kymmene Oyj	15,301	578,840
Valmet Oyj	5,438	237,191
Verkkokauppa.com Oyj	4,113	40,777

Total Finland		3,471,389

France - 5.6%
ALD S.A.(b)	15,709	235,475
AXA S.A.	67,701	1,716,930
Covivio	4,452	380,767
Danone S.A.	15,748	1,108,768
Gaztransport Et Technigaz S.A.	936	75,591
Gecina S.A.(a)	2,230	341,677
Imerys S.A.	2,964	138,492
Nexity S.A.	3,346	167,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2021

Investments	Shares	Value
Orange S.A.	77,588	$884,692
Publicis Groupe S.A.	5,125	327,833
Rubis SCA	3,200	142,270
Sanofi	39,506	4,139,683
Societe BIC S.A.	1,895	131,691
Verallia S.A.(b)	2,444	90,602
Wendel SE(a)	994	133,674

Total France		10,015,516

Germany - 11.5%
Allianz SE, Registered Shares	13,845	3,452,872
BASF SE	33,349	2,627,609
Bayer AG, Registered Shares	35,755	2,171,400
Bayerische Motoren Werke AG	13,514	1,431,305
Continental AG	3,527	518,568
Deutsche Telekom AG, Registered Shares	116,899	2,469,288
DIC Asset AG	4,626	79,931
E.ON SE	106,047	1,226,675
Evonik Industries AG	14,303	479,683
Hannover Rueck SE	3,075	514,541
METRO AG	17,189	212,814
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	3,678	1,007,344
Siemens AG, Registered Shares	17,361	2,751,025
Siltronic AG	811	135,128
Talanx AG	8,310	339,795
Telefonica Deutschland Holding AG	118,829	313,546
Traton SE	17,998	570,734
Uniper SE	9,187	338,395

Total Germany		20,640,653

Hong Kong - 4.0%
Allied Group Ltd.(a)	96,000	39,063
Bank of East Asia Ltd. (The)	67,800	125,894
CLP Holdings Ltd.	81,500	805,990
Hang Lung Group Ltd.	43,000	109,634
Hang Lung Properties Ltd.	104,000	252,573
Hang Seng Bank Ltd.	56,318	1,124,786
Henderson Land Development Co., Ltd.	170,220	806,621
Hutchison Port Holdings Trust	438,323	98,623
Hysan Development Co., Ltd.	39,000	155,431
Kowloon Development Co., Ltd.	124,000	146,580
Link REIT	51,100	495,152
New World Development Co., Ltd.	72,872	378,630
PCCW Ltd.	297,968	156,162
Power Assets Holdings Ltd.	113,018	693,460
Sino Land Co., Ltd.	208,000	327,835
Sun Hung Kai Properties Ltd.	77,500	1,154,639
Swire Properties Ltd.	135,000	402,435

Total Hong Kong		7,273,508

Israel - 0.4%
Atreyu Capital Markets Ltd.	2,701	42,880
Bank Hapoalim BM*	28,332	227,456
Delek Group Ltd.*‡	0	11
Electra Consumer Products 1970 Ltd.	2,654	152,553
ICL Group Ltd.	24,559	166,641
Oil Refineries Ltd.*	174,353	44,946
OPC Energy Ltd.*	4,353	42,508
YD More Investments Ltd.	8,082	34,054

Total Israel		711,049

Italy - 3.8%
A2A SpA	119,618	244,558
ACEA SpA	5,596	129,341
Assicurazioni Generali SpA	35,541	712,514
Azimut Holding SpA	6,571	159,592
Enav SpA*(b)	27,007	121,705
Enel SpA	245,388	2,279,157
ERG SpA	4,135	122,592
Iren SpA	51,508	146,967
Italgas SpA	35,681	233,235
Mediobanca Banca di Credito Finanziario SpA*	38,940	454,863
Poste Italiane SpA(b)	45,446	600,923
Snam SpA	100,921	583,451
Telecom Italia SpA, RSP	307,644	163,008
Terna SPA	50,533	376,582
UnipolSai Assicurazioni SpA(a)	185,991	539,948

Total Italy		6,868,436

Japan - 19.3%
AEON Financial Service Co., Ltd.	7,100	83,736
AGC, Inc.(a)	4,700	197,333
Amada Co., Ltd.	11,700	118,381
Arakawa Chemical Industries Ltd.(a)	5,600	60,142
Asahi Holdings, Inc.	3,400	69,415
Asahi Kasei Corp.	27,400	301,304
Avex, Inc.	5,600	82,797
Bank of Saga Ltd. (The)	5,300	65,277
Baroque Japan Ltd.	8,400	61,076
BeNext-Yumeshin Group Co.(a)	2,900	33,314
Bridgestone Corp.(a)	15,000	683,170
Canon, Inc.(a)	45,200	1,023,404
Chiyoda Co., Ltd.	7,700	61,397
Chubu Electric Power Co., Inc.	16,700	204,330
Chugoku Electric Power Co., Inc. (The)(a)	11,100	101,409
Concordia Financial Group Ltd.	44,800	164,281
Dai-ichi Life Holdings, Inc.	24,800	454,484
Daido Metal Co., Ltd.	11,300	60,883
Daiken Corp.	2,800	52,625
Daito Trust Construction Co., Ltd.	2,300	251,779
Daiwa House Industry Co., Ltd.	13,100	393,626
Daiwa Securities Group, Inc.	39,100	214,928
Electric Power Development Co., Ltd.	4,800	68,547
ENEOS Holdings, Inc.	105,800	443,161
FAN Communications, Inc.	14,600	52,091
Feed One Co., Ltd.	6,000	39,679
FJ Next Co., Ltd.(a)	7,400	67,406
Forum Engineering, Inc.(a)	3,900	33,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2021

Investments	Shares	Value
Fudo Tetra Corp.	4,400	$70,050
Fukuoka Financial Group, Inc.(a)	7,200	125,784
Hakuto Co., Ltd.	6,000	81,359
Happinet Corp.	4,700	62,503
Haseko Corp.	14,800	202,952
Hinokiya Group Co., Ltd.(a)	2,100	46,942
Honeys Holdings Co., Ltd.	4,400	40,277
Hulic Co., Ltd.(a)	15,400	173,439
Idemitsu Kosan Co., Ltd.	10,600	256,237
Inpex Corp.(a)	46,700	348,809
ITOCHU Corp.	42,300	1,219,569
Japan Post Insurance Co., Ltd.	13,500	249,833
Japan Tobacco, Inc.(a)	79,300	1,499,334
JTEKT Corp.	14,900	152,907
Kajima Corp.	13,900	176,208
Kansai Electric Power Co., Inc. (The)	24,800	236,738
KDDI Corp.	77,700	2,425,719
Kuraray Co., Ltd.(a)	13,800	132,666
KYORIN Holdings, Inc.	4,600	75,099
Kyosan Electric Manufacturing Co., Ltd.	12,700	48,287
Lixil Corp.	6,100	157,900
Maeda Road Construction Co., Ltd.	4,600	90,433
Marubeni Corp.	43,600	379,511
Matsui Securities Co., Ltd.	13,600	99,252
Mebuki Financial Group, Inc.	45,300	95,506
Mitsubishi Chemical Holdings Corp.	32,500	273,347
Mitsubishi Corp.	45,376	1,237,936
Mitsubishi Gas Chemical Co., Inc.	5,600	118,872
Mitsubishi HC Capital, Inc.	43,600	233,733
Mitsubishi UFJ Financial Group, Inc.	428,500	2,316,811
Mitsui Chemicals, Inc.	4,300	148,576
Mizuho Financial Group, Inc.	79,460	1,136,524
Moriroku Holdings Co., Ltd.	3,700	72,973
MS&AD Insurance Group Holdings, Inc.	24,000	693,684
Nikko Co., Ltd.	10,300	64,590
Nippon Air Conditioning Services Co., Ltd.	9,100	58,622
Nippon Telegraph & Telephone Corp.	87,700	2,287,122
Nomura Holdings, Inc.	78,000	399,031
Nomura Real Estate Holdings, Inc.	6,000	152,338
Onward Holdings Co., Ltd.	22,100	66,903
Penta-Ocean Construction Co., Ltd.	10,400	72,432
Pola Orbis Holdings, Inc.(a)	5,300	140,104
PS Mitsubishi Construction Co., Ltd.(a)	11,600	64,590
Resona Holdings, Inc.	81,900	315,233
Riken Corp.	2,300	52,946
SBI Holdings, Inc.	5,700	134,964
Seiko Epson Corp.	10,100	177,812
Sekisui House Ltd.	18,000	369,520
Seven Bank Ltd.	66,000	140,337
Shimizu Corp.	25,700	197,283
Shinagawa Refractories Co., Ltd.	3,200	108,118
SoftBank Corp.	260,400	3,410,140
Sojitz Corp.	62,400	188,341
Sompo Holdings, Inc.	7,600	281,157
Sumitomo Chemical Co., Ltd.	34,400	182,553
Sumitomo Corp.	40,600	544,308
Sumitomo Mitsui Financial Group, Inc.(a)	48,400	1,670,168
Sumitomo Mitsui Trust Holdings, Inc.	12,300	390,976
T&D Holdings, Inc.	15,500	200,541
Taisei Corp.	5,600	183,656
Takeda Pharmaceutical Co., Ltd.	42,800	1,434,122
Technoflex Corp.	1,500	13,650
Teikoku Electric Manufacturing Co., Ltd.	6,400	73,289
Tohoku Electric Power Co., Inc.	16,000	125,417
Tokio Marine Holdings, Inc.	14,800	681,128
Tokyo Individualized Educational Institute, Inc.(a)	7,200	40,090
Tosoh Corp.	9,300	160,544
Toyo Ink SC Holdings Co., Ltd.(a)	4,300	76,245
Toyo Kanetsu K.K.	1,500	33,246
Xebio Holdings Co., Ltd.	9,500	82,769
YAMADA Consulting Group Co., Ltd.(a)	4,700	49,672

Total Japan		34,746,978

Netherlands - 1.4%
ASR Nederland N.V.	6,441	248,935
ForFarmers N.V.	9,857	58,213
Koninklijke Ahold Delhaize N.V.	33,725	1,002,662
Koninklijke KPN N.V.	111,379	347,910
NN Group N.V.	13,356	630,071
SBM Offshore N.V.	5,934	90,181
Van Lanschot Kempen N.V.	3,133	79,696

Total Netherlands		2,457,668

Norway - 2.5%
AF Gruppen ASA	8,544	188,450
Equinor ASA	119,651	2,533,122
Gjensidige Forsikring ASA	18,121	399,684
SpareBank 1 SMN	13,564	187,890
Telenor ASA	44,627	752,496
TGS ASA	7,374	94,047
Yara International ASA	6,946	365,817

Total Norway		4,521,506

Portugal - 0.3%
Altri, SGPS, S.A.	17,616	109,468
EDP - Energias de Portugal S.A.	72,517	384,411
REN - Redes Energeticas Nacionais, SGPS, S.A.	37,764	104,795

Total Portugal		598,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2021

Investments	Shares	Value
Singapore - 3.6%
CapitaLand Ltd.	136,400	$376,465
DBS Group Holdings Ltd.	72,661	1,611,385
Genting Singapore Ltd.	370,800	230,336
Jardine Cycle & Carriage Ltd.	12,300	195,453
Keppel Corp., Ltd.	32,100	130,626
Keppel Infrastructure Trust	285,221	117,763
NetLink NBN Trust	112,500	79,508
Olam International Ltd.	109,600	130,457
Oversea-Chinese Banking Corp., Ltd.	123,592	1,098,739
Singapore Exchange Ltd.	29,300	243,694
Singapore Technologies Engineering Ltd.	71,000	204,412
Singapore Telecommunications Ltd.	469,300	799,369
StarHub Ltd.	101,800	92,394
United Overseas Bank Ltd.	51,100	981,552
Venture Corp., Ltd.(a)	7,200	102,895

Total Singapore		6,395,048

Spain - 3.5%
ACS Actividades de Construccion y Servicios S.A.	16,368	438,491
Cia de Distribucion Integral Logista Holdings S.A.	9,120	187,539
Cie Automotive S.A.	3,930	116,328
ContourGlobal PLC(b)	37,747	100,641
Enagas S.A.	11,477	265,202
Endesa S.A.(a)	34,904	846,894
Euskaltel S.A.(b)	3,054	39,767
Fomento de Construcciones y Contratas S.A.	14,192	164,937
Iberdrola S.A.	191,483	2,334,380
Naturgy Energy Group S.A.(a)	42,901	1,102,999
Prosegur Cash S.A.(a)(b)	93,727	95,256
Red Electrica Corp. S.A.(a)	19,845	368,428
Zardoya Otis S.A.	29,404	202,596

Total Spain		6,263,458

Sweden - 0.9%
Axfood AB	7,188	198,944
Intrum AB	3,904	127,864
Lundin Energy AB(a)	9,311	329,668
Tele2 AB, Class B(a)	29,571	403,171
Telia Co. AB	131,599	584,430

Total Sweden		1,644,077

Switzerland - 9.0%
ABB Ltd., Registered Shares	39,030	1,325,420
Adecco Group AG, Registered Shares	5,150	350,223
Allreal Holding AG, Registered Shares	703	138,569
Baloise Holding AG, Registered Shares	1,336	208,563
Banque Cantonale Vaudoise, Registered Shares	2,918	262,331
Cembra Money Bank AG	668	74,941
Holcim Ltd., Registered Shares*	16,146	969,441
Mobilezone Holding AG, Registered Shares	4,283	50,413
Novartis AG, Registered Shares	81,489	7,433,497
OC Oerlikon Corp. AG, Registered Shares	13,714	152,221
Sulzer AG, Registered Shares	1,473	203,656
Swiss Life Holding AG, Registered Shares	1,077	523,848
Swiss Prime Site AG, Registered Shares	3,435	341,140
Swisscom AG, Registered Shares	1,909	1,090,857
UBS Group AG, Registered Shares	65,593	1,004,811
Vontobel Holding AG, Registered Shares	1,413	110,215
Zurich Insurance Group AG	5,033	2,021,150

Total Switzerland		16,261,296

United Kingdom - 13.0%
Admiral Group PLC	12,226	531,009
Airtel Africa PLC(b)	143,973	153,246
Ashmore Group PLC	29,246	155,547
BAE Systems PLC	102,956	742,433
Berkeley Group Holdings PLC	3,964	251,625
British American Tobacco PLC	109,766	4,245,815
CMC Markets PLC(b)	13,608	86,474
Direct Line Insurance Group PLC	61,631	242,649
Diversified Energy Co. PLC	37,372	54,312
Drax Group PLC	16,474	96,540
easyJet PLC*	19,563	241,822
Ferrexpo PLC	41,640	246,086
GlaxoSmithKline PLC	255,694	5,013,726
Hargreaves Lansdown PLC	9,870	216,659
National Grid PLC	102,549	1,304,464
PayPoint PLC	7,961	62,247
Pearson PLC	17,830	204,439
Pennon Group PLC	10,457	164,032
Phoenix Group Holdings PLC	29,333	274,091
Rio Tinto PLC	45,943	3,775,709
Schroders PLC	6,631	321,805
Severn Trent PLC	5,462	188,713
SSE PLC	33,948	703,697
Standard Life Aberdeen PLC	124,991	467,933
Tate & Lyle PLC	24,084	245,672
Telecom Plus PLC	3,320	52,102
Tesco PLC	183,626	565,558
TORM PLC, Class A	5,175	45,803
TP ICAP Group PLC	46,356	125,131
United Utilities Group PLC	19,065	256,631
Vodafone Group PLC	1,197,103	2,006,646
WM Morrison Supermarkets PLC	67,120	228,748
Workspace Group PLC	9,468	109,084

Total United Kingdom		23,380,448

TOTAL COMMON STOCKS (Cost: $163,795,753)		178,627,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2021

Investments	Shares	Value
RIGHTS - 0.0%

Singapore - 0.0%
Olam International Ltd., expiring 7/19/21*	16,440	$4,280

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/9/21*	16,368	22,905

TOTAL RIGHTS (Cost: $24,760)		27,185

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $143,781)	3,146	155,239

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $6,779,945)	6,779,945	6,779,945

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $170,744,239)		185,589,658
Other Assets less Liabilities - (3.2)%		(5,670,689)

NET ASSETS - 100.0%		$179,918,969

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,194,558 and the total market value of the collateral held by the Fund was $9,743,788. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,963,843.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International LargeCap Dividend Fund	$548,318	$—	$417,530	$16,795	$7,656	$155,239	$5,567

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JP Morgan Chase Bank N.A.	7/1/2021	3,000	SGD	1,882	EUR	$0	^	$—

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$178,627,289	$—		$—	$178,627,289
Rights
Singapore	—	4,280		—	4,280
Spain	22,905	—		—	22,905
Exchange-Traded Fund	155,239	—		—	155,239
Investment of Cash Collateral for Securities Loaned	—	6,779,945		—	6,779,945

Total Investments in Securities	$178,805,433	$6,784,225		$—	$185,589,658

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$0	*	$—	$0	*

Total - Net	$178,805,433	$6,784,225		$—	$185,589,658

*	Amount represents less than $1.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 10.0%
ASX Ltd.	6,523	$380,557
Australia & New Zealand Banking Group Ltd.	123,496	2,609,917
BHP Group Ltd.	111,998	4,083,888
BHP Group PLC	102,164	3,006,164
Brambles Ltd.	28,014	240,601
Coles Group Ltd.	51,038	654,834
Commonwealth Bank of Australia	60,443	4,531,860
CSL Ltd.	3,525	754,725
Endeavour Group Ltd.*(a)	24,219	114,368
Fortescue Metals Group Ltd.	389,430	6,823,791
Goodman Group	34,593	549,800
Macquarie Group Ltd.	8,727	1,024,898
National Australia Bank Ltd.	135,105	2,659,497
Newcrest Mining Ltd.	8,636	163,902
Rio Tinto Ltd.	27,081	2,574,726
Sonic Healthcare Ltd.	8,650	249,369
Telstra Corp., Ltd.	550,901	1,555,095
Transurban Group(a)	70,972	758,206
Wesfarmers Ltd.	43,216	1,917,465
Woodside Petroleum Ltd.	48,067	801,477
Woolworths Group Ltd.	24,219	693,296

Total Australia		36,148,436

Belgium - 0.1%
UCB S.A.	2,102	219,762

China - 1.1%
BOC Hong Kong Holdings Ltd.	545,134	1,849,672
China Overseas Land & Investment Ltd.	453,500	1,030,118
CSPC Pharmaceutical Group Ltd.	254,000	367,630
Wilmar International Ltd.	159,000	532,287

Total China		3,779,707

Denmark - 1.7%
AP Moller - Maersk A/S, Class B	126	362,193
Carlsberg A/S, Class B	2,521	469,983
Coloplast A/S, Class B	4,372	717,447
Novo Nordisk A/S, Class B	43,967	3,683,929
Novozymes A/S, Class B	3,717	280,203
Orsted A/S(b)	3,720	522,059
Vestas Wind Systems A/S	6,680	260,785

Total Denmark		6,296,599

Finland - 1.4%
Fortum Oyj	47,049	1,297,802
Kone Oyj, Class B	12,894	1,052,021
Neste Oyj	17,227	1,054,980
Sampo Oyj, Class A	19,324	888,237
UPM-Kymmene Oyj	22,676	857,838

Total Finland		5,150,878

France - 8.6%
Air Liquide S.A.	11,691	2,047,212
AXA S.A.	99,777	2,530,393
Capgemini SE(a)	2,003	384,808
Carrefour S.A.	10,828	212,967
Cie Generale des Etablissements Michelin SCA	3,108	495,737
Danone S.A.	23,984	1,688,640
Dassault Systemes SE	1,084	262,888
Hermes International	701	1,021,272
Kering S.A.	1,522	1,330,241
L’Oreal S.A.	8,989	4,006,051
Legrand S.A.	4,554	482,057
LVMH Moet Hennessy Louis Vuitton SE	4,738	3,715,710
Orange S.A.	111,170	1,267,609
Pernod Ricard S.A.	4,704	1,044,291
Sanofi	58,157	6,094,050
Schneider Electric SE	16,842	2,650,009
Suez S.A.(a)	14,065	334,428
Teleperformance	426	172,928
Veolia Environnement S.A.	13,561	409,608
Vivendi SE(a)	22,256	747,725

Total France		30,898,624

Germany - 12.6%
Allianz SE, Registered Shares	20,336	5,071,694
BASF SE	50,112	3,948,386
Bayer AG, Registered Shares	52,380	3,181,036
Bayerische Motoren Werke AG	20,044	2,122,916
Beiersdorf AG	1,406	169,655
Continental AG	5,297	778,807
Daimler AG, Registered Shares	17,002	1,518,250
Deutsche Boerse AG	3,427	598,233
Deutsche Post AG, Registered Shares	43,915	2,987,241
Deutsche Telekom AG, Registered Shares	173,008	3,654,493
Deutsche Wohnen SE, Bearer Shares	8,913	545,197
E.ON SE	156,177	1,806,542
Evonik Industries AG	19,671	659,712
Fresenius Medical Care AG & Co. KGaA	6,296	522,949
Fresenius SE & Co. KGaA	11,127	580,537
Hannover Rueck SE	4,089	684,215
Henkel AG & Co. KGaA	4,550	418,988
Infineon Technologies AG	11,655	467,449
Knorr-Bremse AG	3,391	390,075
Merck KGaA	1,134	217,456
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	5,500	1,506,361
RWE AG	12,488	452,579
SAP SE	24,596	3,466,374
Siemens AG, Registered Shares	25,760	4,081,930
Siemens Healthineers AG(b)	17,123	1,049,423
Symrise AG	1,384	192,851
Uniper SE	12,652	466,025
Volkswagen AG	8,244	2,706,153
Vonovia SE	18,159	1,174,076

Total Germany		45,419,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2021

Investments	Shares	Value
Hong Kong - 4.0%
AIA Group Ltd.	237,604	$2,952,515
CLP Holdings Ltd.	121,500	1,201,568
Hang Lung Properties Ltd.	142,000	344,859
Hang Seng Bank Ltd.	81,418	1,626,085
Henderson Land Development Co., Ltd.	245,219	1,162,018
Hong Kong & China Gas Co., Ltd.	434,925	675,418
Hong Kong Exchanges & Clearing Ltd.	26,424	1,574,718
Link REIT	78,100	756,778
MTR Corp., Ltd.	147,438	821,120
New World Development Co., Ltd.	112,750	585,829
Sun Hung Kai Properties Ltd.	114,942	1,712,471
Swire Properties Ltd.	195,880	583,918
Techtronic Industries Co., Ltd.	24,000	419,066

Total Hong Kong		14,416,363

Ireland - 0.3%
CRH PLC	17,604	887,255
Kerry Group PLC, Class A	1,128	157,581

Total Ireland		1,044,836

Italy - 2.0%
Assicurazioni Generali SpA	54,843	1,099,473
Enel SpA	372,463	3,459,427
Ferrari N.V.	1,796	370,599
Poste Italiane SpA(b)	67,940	898,357
Snam SpA	152,233	880,099
Terna SPA(a)	66,615	496,428

Total Italy		7,204,383

Japan - 20.0%
Aeon Co., Ltd.	8,845	237,880
Ajinomoto Co., Inc.	7,000	181,890
Asahi Group Holdings Ltd.(a)	11,635	544,169
Asahi Kasei Corp.	36,900	405,770
Astellas Pharma, Inc.	41,700	726,810
Bandai Namco Holdings, Inc.	3,200	222,233
Bridgestone Corp.(a)	21,555	981,715
Canon, Inc.(a)	67,036	1,517,808
Central Japan Railway Co.	1,900	288,449
Chugai Pharmaceutical Co., Ltd.(a)	26,100	1,035,158
Dai-ichi Life Holdings, Inc.	35,800	656,070
Daiichi Sankyo Co., Ltd.	23,600	509,147
Daikin Industries Ltd.	2,900	540,598
Daiwa House Industry Co., Ltd.	18,100	543,864
Denso Corp.	17,800	1,215,481
East Japan Railway Co.	7,200	514,230
Eisai Co., Ltd.	6,600	649,653
ENEOS Holdings, Inc.	151,100	632,907
FANUC Corp.	1,775	428,517
Fast Retailing Co., Ltd.	500	376,746
FUJIFILM Holdings Corp.	7,100	527,047
Fujitsu Ltd.	3,900	730,877
Hitachi Ltd.	20,600	1,180,616
Honda Motor Co., Ltd.	43,500	1,391,342
Hoya Corp.	2,200	291,972
ITOCHU Corp.	62,100	1,790,432
Japan Exchange Group, Inc.	7,900	175,809
Japan Tobacco, Inc.(a)	117,309	2,217,974
Kao Corp.(a)	9,800	603,505
KDDI Corp.	115,680	3,611,417
Keyence Corp.	800	404,145
Kirin Holdings Co., Ltd.(a)	24,300	474,221
Komatsu Ltd.	19,067	474,227
Kubota Corp.(a)	19,500	394,779
Kyowa Kirin Co., Ltd.(a)	7,300	259,140
MEIJI Holdings Co., Ltd.	3,400	203,712
Mitsubishi Corp.	66,505	1,814,372
Mitsubishi Electric Corp.	44,681	649,141
Mitsubishi Estate Co., Ltd.	21,200	343,146
Mitsubishi UFJ Financial Group, Inc.	635,400	3,435,477
Mitsui Fudosan Co., Ltd.	19,200	445,100
Mizuho Financial Group, Inc.	113,714	1,626,462
MS&AD Insurance Group Holdings, Inc.	35,100	1,014,513
Murata Manufacturing Co., Ltd.	11,110	849,041
NEC Corp.	4,700	242,220
Nidec Corp.	2,600	301,604
Nintendo Co., Ltd.	3,300	1,921,308
Nippon Telegraph & Telephone Corp.	131,404	3,426,875
Nitori Holdings Co., Ltd.	800	141,706
Nomura Holdings, Inc.	110,000	562,735
Nomura Research Institute Ltd.	8,900	294,689
NTT Data Corp.	15,800	246,701
Obic Co., Ltd.	1,100	205,253
Omron Corp.	2,600	206,379
Ono Pharmaceutical Co., Ltd.	9,200	205,485
Oracle Corp.	2,200	168,484
Otsuka Holdings Co., Ltd.(a)	15,900	659,981
Panasonic Corp.	54,584	632,199
Recruit Holdings Co., Ltd.	7,900	389,341
Secom Co., Ltd.	3,300	251,060
Sekisui House Ltd.	25,000	513,222
Seven & I Holdings Co., Ltd.	20,700	987,908
SG Holdings Co., Ltd.	6,600	173,221
Shimano, Inc.(a)	700	166,186
Shin-Etsu Chemical Co., Ltd.	4,900	820,272
Shionogi & Co., Ltd.	5,500	286,967
Shiseido Co., Ltd.(a)	2,360	173,741
SMC Corp.	350	207,023
SoftBank Corp.	385,500	5,048,421
SoftBank Group Corp.	10,180	713,123
Sompo Holdings, Inc.	11,600	429,134
Sony Group Corp.	5,900	574,903
Subaru Corp.	15,400	304,073
Sumitomo Corp.	56,310	754,926
Sumitomo Mitsui Financial Group, Inc.(a)	70,994	2,449,833
Sumitomo Realty & Development Co., Ltd.	5,700	203,883
Suntory Beverage & Food Ltd.(a)	5,200	195,837
Suzuki Motor Corp.	7,317	309,913
Sysmex Corp.	1,900	225,966
Takeda Pharmaceutical Co., Ltd.	63,000	2,110,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2021

Investments	Shares	Value
TDK Corp.	1,600	$194,468
Terumo Corp.	5,097	206,746
Tokio Marine Holdings, Inc.	22,200	1,021,692
Tokyo Electron Ltd.	4,250	1,841,067
Toyota Motor Corp.	50,673	4,433,146
Unicharm Corp.(a)	3,300	132,904
Z Holdings Corp.	65,200	327,087

Total Japan		71,780,218

Netherlands - 2.0%
Akzo Nobel N.V.	5,725	707,443
ASML Holding N.V.	3,905	2,683,168
Koninklijke Ahold Delhaize N.V.	50,884	1,512,808
Koninklijke DSM N.V.	3,780	705,577
NN Group N.V.	18,621	878,448
Wolters Kluwer N.V.	5,729	575,590

Total Netherlands		7,063,034

Norway - 1.3%
Equinor ASA	177,000	3,747,253
Telenor ASA	64,651	1,090,138

Total Norway		4,837,391

Portugal - 0.2%
EDP - Energias de Portugal S.A.	112,937	598,676

Singapore - 1.8%
DBS Group Holdings Ltd.	108,034	2,395,844
Oversea-Chinese Banking Corp., Ltd.	173,512	1,542,530
Singapore Telecommunications Ltd.	745,400	1,269,875
United Overseas Bank Ltd.	74,386	1,428,840

Total Singapore		6,637,089

Spain - 2.5%
Endesa S.A.(a)	53,182	1,290,383
Ferrovial S.A.	21,620	634,569
Grifols S.A.(a)	5,662	153,361
Iberdrola S.A.	287,432	3,504,100
Industria de Diseno Textil S.A.	49,043	1,727,937
Naturgy Energy Group S.A.	64,024	1,646,078

Total Spain		8,956,428

Sweden - 1.4%
Assa Abloy AB, Class B	14,007	422,233
Atlas Copco AB, Class A	16,907	1,035,911
Atlas Copco AB, Class B	8,425	443,310
Epiroc AB, Class A	17,538	399,889
EQT AB	8,096	294,033
Essity AB, Class B	17,714	587,833
Swedish Match AB	35,990	307,122
Telefonaktiebolaget LM Ericsson, Class B	52,886	665,145
Telia Co. AB	200,955	892,439

Total Sweden		5,047,915

Switzerland - 14.7%
ABB Ltd., Registered Shares	60,870	2,067,084
Cie Financiere Richemont S.A., Registered Shares	7,134	864,014
Credit Suisse Group AG, Registered Shares	31,282	327,998
EMS-Chemie Holding AG, Registered Shares	688	676,575
Geberit AG, Registered Shares	964	723,769
Givaudan S.A., Registered Shares	175	814,654
Holcim Ltd., Registered Shares*	24,747	1,485,864
Kuehne + Nagel International AG, Registered Shares	3,178	1,088,500
Logitech International S.A., Registered Shares	2,405	291,665
Lonza Group AG, Registered Shares	472	334,871
Nestle S.A., Registered Shares	88,971	11,090,213
Novartis AG, Registered Shares	120,004	10,946,868
Partners Group Holding AG	958	1,452,520
Roche Holding AG	24,549	9,256,833
Roche Holding AG, Bearer Shares(a)	5,707	2,320,215
Schindler Holding AG, Registered Shares	1,347	394,038
SGS S.A., Registered Shares	311	960,236
Sika AG, Registered Shares(a)	1,797	588,081
STMicroelectronics N.V.	4,992	181,182
Swiss Life Holding AG, Registered Shares	1,670	812,281
Swisscom AG, Registered Shares	2,824	1,613,714
UBS Group AG, Registered Shares	98,307	1,505,952
Zurich Insurance Group AG	7,526	3,022,287

Total Switzerland		52,819,414

United Kingdom - 13.6%
Anglo American PLC	35,168	1,395,542
Ashtead Group PLC	5,756	426,525
AstraZeneca PLC	41,778	5,011,326
Aviva PLC	75,611	423,974
BAE Systems PLC	144,331	1,040,795
British American Tobacco PLC	161,207	6,235,584
Coca-Cola Europacific Partners PLC	7,115	418,003
Diageo PLC	55,032	2,631,190
GlaxoSmithKline PLC	374,952	7,352,173
Intertek Group PLC	2,317	177,005
Linde PLC	7,298	2,106,122
London Stock Exchange Group PLC	2,576	283,622
National Grid PLC	151,967	1,933,080
Reckitt Benckiser Group PLC	14,589	1,289,250
RELX PLC	45,921	1,217,367
Rio Tinto PLC	68,544	5,633,115
Segro PLC	20,436	308,992
Smith & Nephew PLC	15,856	342,254
SSE PLC	51,491	1,067,340
Tesco PLC	261,947	806,782
Unilever PLC	99,220	5,798,640
Vodafone Group PLC	1,767,439	2,962,672

Total United Kingdom		48,861,353

TOTAL COMMON STOCKS (Cost: $285,876,972)		357,180,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2021

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $577,124)	8,423	$571,332

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $10,458,382)	10,458,382	10,458,382

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $296,912,478)		368,210,423
Other Assets less Liabilities - (2.3)%		(8,438,116)

NET ASSETS - 100.0%		$359,772,307

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,614,775 and the total market value of the collateral held by the Fund was $16,475,363. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,016,981.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$1,183,794	$600,414	$(6,256)	$(5,792)	$571,332	$19,039

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$357,180,709	$—	$—	$357,180,709
Exchange-Traded Fund	571,332	—	—	571,332
Investment of Cash Collateral for Securities Loaned	—	10,458,382	—	10,458,382

Total Investments in Securities	$357,752,041	$10,458,382	$—	$368,210,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 8.7%
AGL Energy Ltd.	69,096	$425,365
ALS Ltd.	14,847	145,349
Alumina Ltd.	257,049	317,451
Ampol Ltd.	10,915	231,165
Ansell Ltd.	5,212	170,251
APA Group(a)	77,074	514,984
Atlas Arteria Ltd.(a)	26,958	128,921
Aurizon Holdings Ltd.	193,694	540,947
AusNet Services Ltd.	378,749	497,605
BlueScope Steel Ltd.	7,586	125,066
carsales.com Ltd.	8,566	127,075
Charter Hall Group	20,666	240,793
Cleanaway Waste Management Ltd.	59,962	118,843
Computershare Ltd.	30,065	381,455
Dexus	87,174	698,308
Domino’s Pizza Enterprises Ltd.	2,740	247,896
Evolution Mining Ltd.	67,280	227,297
Harvey Norman Holdings Ltd.(a)	105,562	434,294
JB Hi-Fi Ltd.(a)	9,325	354,098
Magellan Financial Group Ltd.	9,880	399,502
Medibank Pvt Ltd.	169,009	400,952
Mineral Resources Ltd.	16,251	655,530
Mirvac Group	236,906	519,343
Netwealth Group Ltd.	4,400	56,652
Northern Star Resources Ltd.	11,750	86,272
Orica Ltd.(a)	17,038	169,868
Origin Energy Ltd.	149,457	506,044
OZ Minerals Ltd.	7,892	133,192
QBE Insurance Group Ltd.	72,217	585,001
Qube Holdings Ltd.	49,710	118,304
REA Group Ltd.	1,939	246,058
Reece Ltd.(a)	7,532	133,506
Santos Ltd.	61,139	325,432
Seven Group Holdings Ltd.(a)	10,046	153,480
Spark Infrastructure Group	168,949	285,387
Stockland	208,287	728,691
Suncorp Group Ltd.	75,594	630,517
Washington H Soul Pattinson & Co., Ltd.(a)	12,209	309,166
Worley Ltd.	37,045	332,626

Total Australia		12,702,686

Austria - 2.7%
Andritz AG	2,429	136,481
CA Immobilien Anlagen AG	5,953	248,147
EVN AG	8,253	194,570
OMV AG	40,497	2,303,779
Telekom Austria AG*	23,859	203,720
Verbund AG	3,532	325,245
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,767	323,046
Voestalpine AG	2,188	89,104
Wienerberger AG	4,693	180,877

Total Austria		4,004,969

Belgium - 3.0%
Aedifica S.A.	1,918	253,158
Ageas S.A./N.V.	2,146	119,103
Cofinimmo S.A.	2,557	389,353
D’ieteren Group	1,824	220,634
Elia Group S.A./N.V.	2,021	213,307
Etablissements Franz Colruyt N.V.	4,984	278,741
Melexis N.V.	1,235	128,225
Proximus SADP	46,263	893,723
Solvay S.A.	7,964	1,012,452
Telenet Group Holding N.V.	9,019	339,480
Umicore S.A.	2,721	166,182
Warehouses De Pauw CVA	10,140	387,206

Total Belgium		4,401,564

China - 3.9%
Beijing Enterprises Holdings Ltd.	81,700	289,837
China Everbright Environment Group Ltd.	583,407	330,549
China Jinmao Holdings Group Ltd.	947,242	317,136
China Resources Power Holdings Co., Ltd.	458,000	625,147
Far East Horizon Ltd.(a)	256,000	267,674
Fosun International Ltd.	347,500	500,274
Guangdong Investment Ltd.	474,208	681,466
Lenovo Group Ltd.	1,434,000	1,648,966
Shenzhen Investment Ltd.	922,000	283,752
Sinotruk Hong Kong Ltd.	121,500	260,340
Sun Art Retail Group Ltd.(a)	257,000	191,281
Yuexiu Property Co., Ltd.	301,200	317,263

Total China		5,713,685

Denmark - 1.1%
GN Store Nord A/S	1,343	117,325
H. Lundbeck A/S	6,567	208,932
Rockwool International A/S, Class B	226	110,035
Royal Unibrew A/S	2,079	264,842
Schouw & Co. A/S	1,357	148,889
SimCorp A/S	1,093	137,214
Topdanmark A/S	4,178	217,477
Tryg A/S	15,233	373,990

Total Denmark		1,578,704

Finland - 2.8%
Elisa Oyj	14,912	889,866
Huhtamaki Oyj	4,826	228,640
Kesko Oyj, Class A	5,909	195,509
Kesko Oyj, Class B	19,351	714,841
Kojamo Oyj	9,968	227,792
Konecranes Oyj	5,332	224,601
Metsa Board Oyj	24,397	250,989
Nokian Renkaat Oyj	5,470	220,878
Orion Oyj, Class B	8,959	385,137
TietoEVRY Oyj	5,008	158,215
Valmet Oyj	12,753	556,253

Total Finland		4,052,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2021

Investments	Shares	Value
France - 4.8%
ALD S.A.(b)	25,681	$384,953
Arkema S.A.	2,792	350,308
Bollore S.A.	83,078	445,321
Cie Plastic Omnium S.A.	5,440	169,927
Covivio	11,934	1,020,681
Edenred	6,221	354,488
Gaztransport Et Technigaz S.A.	2,151	173,714
Gecina S.A.(a)	5,406	828,298
Iliad S.A.(a)	1,942	284,193
Imerys S.A.	7,773	363,189
Ipsen S.A.	1,660	172,685
La Francaise des Jeux SAEM(b)	3,973	233,600
Publicis Groupe S.A.	13,322	852,175
Remy Cointreau S.A.	557	115,001
Rubis SCA	8,937	397,334
SEB S.A.	815	147,296
Trigano S.A.	783	161,755
Verallia S.A.(b)	6,387	236,774
Wendel SE	2,293	308,365

Total France		7,000,057

Germany - 5.7%
alstria office REIT AG	12,381	228,902
Aurubis AG	2,093	194,000
Bechtle AG	882	163,850
Brenntag SE	7,438	691,722
Covestro AG(b)	7,768	501,690
Dermapharm Holding SE	2,386	190,288
Encavis AG	5,628	106,387
Freenet AG	518	12,237
Fuchs Petrolub SE	3,030	117,680
GEA Group AG	4,041	163,702
Gerresheimer AG	791	87,473
Hapag-Lloyd AG(b)	5,036	1,159,203
LANXESS AG	2,655	182,050
LEG Immobilien SE	4,567	657,774
METRO AG	42,285	523,522
Nemetschek SE	1,517	116,072
Rational AG	234	212,011
Rheinmetall AG	2,308	227,997
Scout24 AG(b)	2,180	183,864
Siltronic AG	1,543	257,093
Software AG	2,996	134,799
Suedzucker AG	5,001	80,064
TAG Immobilien AG	6,809	216,082
Talanx AG	20,999	858,646
Telefonica Deutschland Holding AG	315,615	832,791
United Internet AG, Registered Shares	4,860	198,725

Total Germany		8,298,624

Hong Kong - 3.0%
Bank of East Asia Ltd. (The)	145,980	271,063
Hang Lung Group Ltd.	89,000	226,916
Hysan Development Co., Ltd.	83,000	330,788
PCCW Ltd.	749,492	392,801
Power Assets Holdings Ltd.	308,500	1,892,906
Sino Land Co., Ltd.	541,046	852,759
Vitasoy International Holdings Ltd.(a)	20,000	74,300
Wharf Holdings Ltd. (The)	73,000	278,244

Total Hong Kong		4,319,777

Ireland - 0.8%
Glanbia PLC	14,973	243,086
Smurfit Kappa Group PLC	16,789	910,887

Total Ireland		1,153,973

Israel - 1.4%
Azrieli Group Ltd.	2,829	199,250
Bank Hapoalim BM*	71,025	570,205
Bank Leumi Le-Israel BM*	54,423	413,538
Elbit Systems Ltd.	873	113,060
ICL Group Ltd.	60,029	407,317
Israel Discount Bank Ltd., Class A*	14,776	70,377
Mizrahi Tefahot Bank Ltd.*	7,470	230,164
Strauss Group Ltd.	4,158	116,439

Total Israel		2,120,350

Italy - 4.5%
A2A SpA	320,075	654,391
ACEA SpA	13,824	319,517
Azimut Holding SpA	14,137	343,349
ERG SpA	8,857	262,588
Hera SpA	81,915	338,446
Infrastrutture Wireless Italiane SpA(b)	12,905	145,572
Iren SpA	91,271	260,421
Italgas SpA	92,235	602,911
Mediobanca Banca di Credito Finanziario SpA*	97,771	1,142,075
Prysmian SpA	4,525	162,220
Recordati Industria Chimica e Farmaceutica SpA	9,681	553,370
Telecom Italia SpA(a)	725,887	360,602
UnipolSai Assicurazioni SpA(a)	488,875	1,419,246

Total Italy		6,564,708

Japan - 23.6%
ABC-Mart, Inc.	2,478	142,219
Acom Co., Ltd.	23,400	102,042
Advantest Corp.	2,800	252,527
Aeon Mall Co., Ltd.	6,400	98,661
AGC, Inc.(a)	8,828	370,650
Air Water, Inc.	7,300	112,338
Aisin Corp.	7,600	325,254
Alfresa Holdings Corp.	7,600	113,599
Amada Co., Ltd.	17,200	174,030
Anritsu Corp.(a)	3,100	57,844
Azbil Corp.	3,300	136,918
Brother Industries Ltd.	8,300	165,791
Calbee, Inc.	3,700	85,408
Canon Marketing Japan, Inc.(a)	5,400	125,671
Capcom Co., Ltd.	4,200	122,984
Casio Computer Co., Ltd.	6,400	107,080
Chiba Bank Ltd. (The)	31,800	191,677
Chubu Electric Power Co., Inc.	31,300	382,966
Chugoku Electric Power Co., Inc. (The)	22,600	206,473
COMSYS Holdings Corp.	6,400	177,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2021

Investments	Shares	Value
Concordia Financial Group Ltd.	61,600	$225,887
CyberAgent, Inc.	4,600	98,847
Dai Nippon Printing Co., Ltd.	10,579	223,895
Daito Trust Construction Co., Ltd.	4,420	483,854
Daiwa Securities Group, Inc.	67,400	370,490
Denka Co., Ltd.	3,800	126,507
Dentsu Group, Inc.(a)	9,800	350,978
Disco Corp.	700	214,118
Electric Power Development Co., Ltd.	9,900	141,378
Fancl Corp.	2,200	71,358
Fuji Electric Co., Ltd.	4,275	199,903
Fuji Oil Holdings, Inc.	3,700	88,108
Fukuoka Financial Group, Inc.	10,200	178,194
Hakuhodo DY Holdings, Inc.	10,600	164,649
Hamamatsu Photonics K.K.	2,000	120,732
Hankyu Hanshin Holdings, Inc.	5,100	157,379
Haseko Corp.	21,000	287,972
Hikari Tsushin, Inc.(a)	900	158,203
Hirose Electric Co., Ltd.	875	128,108
Hisamitsu Pharmaceutical Co., Inc.	2,100	103,496
Hitachi Construction Machinery Co., Ltd.	3,000	91,765
Hitachi Transport System Ltd.	2,500	103,726
Hoshizaki Corp.	1,300	110,568
Hulic Co., Ltd.(a)	26,100	293,945
Idemitsu Kosan Co., Ltd.	19,866	480,228
Iida Group Holdings Co., Ltd.	8,200	211,298
Inpex Corp.(a)	87,000	649,815
Isuzu Motors Ltd.	27,700	366,122
Itochu Techno-Solutions Corp.	7,400	229,354
Japan Post Insurance Co., Ltd.	25,900	479,310
JSR Corp.	6,400	193,747
JTEKT Corp.	17,900	183,693
K’s Holdings Corp.	8,800	101,249
Kajima Corp.	23,276	295,066
Kakaku.com, Inc.	3,700	111,843
Kansai Electric Power Co., Inc. (The)	48,700	464,886
Kansai Paint Co., Ltd.	5,300	135,186
Keio Corp.	1,700	100,018
Kewpie Corp.	4,300	96,584
Kikkoman Corp.	2,000	132,084
Kintetsu Group Holdings Co., Ltd.*	2,700	94,873
Kobayashi Pharmaceutical Co., Ltd.(a)	1,200	102,604
Koei Tecmo Holdings Co., Ltd.	3,510	171,405
Koito Manufacturing Co., Ltd.	1,900	118,290
Kose Corp.	1,000	157,492
Kuraray Co., Ltd.(a)	15,300	147,086
Kurita Water Industries Ltd.	2,900	139,265
Kyowa Exeo Corp.	4,300	105,960
Kyushu Electric Power Co., Inc.	18,200	140,202
Lasertec Corp.	700	136,165
Lawson, Inc.	3,000	138,931
Lion Corp.(a)	3,800	64,435
Lixil Corp.	10,700	276,972
Mabuchi Motor Co., Ltd.(a)	2,600	98,387
Marubeni Corp.	76,200	663,274
Marui Group Co., Ltd.	6,300	118,519
Matsumotokiyoshi Holdings Co., Ltd.	2,200	97,225
McDonald’s Holdings Co., Japan Ltd.(a)	2,200	97,126
Mebuki Financial Group, Inc.	64,700	136,407
Medipal Holdings Corp.	7,100	135,744
MINEBEA MITSUMI, Inc.	6,700	177,415
Mitsubishi Chemical Holdings Corp.	60,500	508,845
Mitsubishi Gas Chemical Co., Inc.	9,100	193,167
Mitsubishi HC Capital, Inc.	76,620	410,748
Mitsubishi Heavy Industries Ltd.	11,600	341,656
Mitsui Chemicals, Inc.	7,800	269,511
Miura Co., Ltd.	2,100	91,103
Nabtesco Corp.(a)	2,900	109,740
NET One Systems Co., Ltd.	1,900	62,740
NGK Insulators Ltd.	8,600	144,431
NGK Spark Plug Co., Ltd.	6,400	94,913
NH Foods Ltd.	2,500	97,306
Nichirei Corp.	3,900	102,569
Nifco, Inc.	3,000	113,389
Nihon M&A Center, Inc.	3,600	93,446
Nihon Unisys Ltd.	3,200	96,297
Nippo Corp.	4,500	128,322
Nippon Express Co., Ltd.	4,100	312,515
Nippon Sanso Holdings Corp.(a)	7,900	162,071
Nippon Shinyaku Co., Ltd.	1,200	95,252
Nippon Yusen K.K.	5,600	284,062
Nissan Chemical Corp.	3,700	181,350
Nisshin Seifun Group, Inc.	6,900	101,023
Nissin Foods Holdings Co., Ltd.	2,100	151,365
Nitto Denko Corp.	6,400	478,025
NOF Corp.	2,600	135,634
Nomura Real Estate Holdings, Inc.	9,368	237,850
NSK Ltd.	11,900	100,677
Obayashi Corp.	29,100	231,510
Odakyu Electric Railway Co., Ltd.(a)	4,200	106,182
Oji Holdings Corp.	31,862	183,151
Open House Co., Ltd.	4,600	216,344
Osaka Gas Co., Ltd.	16,500	307,582
Otsuka Corp.	7,000	367,691
Pigeon Corp.(a)	2,100	59,222
Pola Orbis Holdings, Inc.(a)	9,300	245,844
Resona Holdings, Inc.	144,900	557,719
Rinnai Corp.	1,100	104,757
Rohm Co., Ltd.	2,100	194,315
Ryohin Keikaku Co., Ltd.	3,500	73,475
Sankyu, Inc.	2,100	91,103
Santen Pharmaceutical Co., Ltd.	7,700	106,145
SBI Holdings, Inc.	9,800	232,042
SCSK Corp.	4,400	262,438
Sega Sammy Holdings, Inc.	9,000	118,227
Seiko Epson Corp.	22,900	403,159
Seino Holdings Co., Ltd.	10,700	137,281
Sekisui Chemical Co., Ltd.	14,900	254,934
Seria Co., Ltd.	2,100	77,480
Seven Bank Ltd.	82,900	176,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2021

Investments	Shares	Value
Sharp Corp.(a)	9,300	$153,589
Shimadzu Corp.	3,000	116,091
Shimamura Co., Ltd.	800	76,836
Shimizu Corp.	33,900	260,229
Shizuoka Bank Ltd. (The)	19,900	154,015
SHO-BOND Holdings Co., Ltd.(a)	2,200	91,675
Sohgo Security Services Co., Ltd.	2,100	95,738
Sojitz Corp.	69,900	210,978
Square Enix Holdings Co., Ltd.	2,100	104,253
Stanley Electric Co., Ltd.	2,400	69,520
Sugi Holdings Co., Ltd.	1,700	124,065
SUMCO Corp.(a)	5,700	139,945
Sumitomo Chemical Co., Ltd.	64,900	344,410
Sumitomo Dainippon Pharma Co., Ltd.	10,590	222,124
Sumitomo Electric Industries Ltd.	20,612	304,379
Sumitomo Metal Mining Co., Ltd.	4,800	187,044
Sumitomo Mitsui Trust Holdings, Inc.	20,200	642,090
Sundrug Co., Ltd.	3,300	104,955
Suzuken Co., Ltd.	2,500	73,317
T&D Holdings, Inc.	27,651	357,751
Taiheiyo Cement Corp.	3,600	79,045
Taisei Corp.	8,775	287,783
Teijin Ltd.	7,100	108,301
TIS, Inc.	6,700	171,258
Tobu Railway Co., Ltd.	2,500	64,690
Toho Co., Ltd.	2,900	119,668
Tohoku Electric Power Co., Inc.	31,800	249,266
Tokyo Century Corp.	3,100	166,745
Tokyo Gas Co., Ltd.	11,700	221,055
Tokyo Tatemono Co., Ltd.(a)	9,000	128,444
Tokyu Corp.	13,500	183,787
Toray Industries, Inc.	44,600	296,998
Tosoh Corp.	11,900	205,427
TOTO Ltd.	3,600	186,503
Toyo Suisan Kaisha Ltd.	2,800	107,848
Toyo Tire Corp.(a)	4,700	99,429
Toyoda Gosei Co., Ltd.	2,600	64,069
Toyota Boshoku Corp.	5,900	122,104
Toyota Tsusho Corp.	12,500	591,269
Trend Micro, Inc.	6,330	331,927
Tsuruha Holdings, Inc.	900	104,685
USS Co., Ltd.	10,500	183,341
Welcia Holdings Co., Ltd.	2,800	91,576
Yakult Honsha Co., Ltd.	2,700	153,014
Yamada Holdings Co., Ltd.	20,400	94,290
Yamaha Corp.	2,600	141,256
Yamaha Motor Co., Ltd.(a)	10,660	290,055
Yamato Holdings Co., Ltd.	7,500	213,533
Yaskawa Electric Corp.	2,800	136,985
Yokogawa Electric Corp.	6,400	95,720
ZOZO, Inc.	4,200	142,851

Total Japan		34,364,571

Netherlands - 2.7%
Aalberts N.V.	4,453	239,326
ASM International N.V.	2,762	907,302
ASR Nederland N.V.	14,802	572,075
BE Semiconductor Industries N.V.	3,325	282,091
Euronext N.V.(b)	2,921	317,650
IMCD N.V.	1,081	171,911
Koninklijke KPN N.V.(a)	314,378	982,011
Koninklijke Vopak N.V.(a)	6,953	315,805
SBM Offshore N.V.	14,662	222,823

Total Netherlands		4,010,994

Norway - 2.3%
Aker ASA, Class A	3,584	264,473
Entra ASA(b)	10,814	247,315
Gjensidige Forsikring ASA	41,934	924,914
Kongsberg Gruppen ASA	4,647	119,669
Leroy Seafood Group ASA	29,968	262,863
Orkla ASA	63,455	646,702
Yara International ASA	17,390	915,859

Total Norway		3,381,795

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	12,305	224,433

Singapore - 3.2%
CapitaLand Ltd.	320,900	885,686
City Developments Ltd.	26,400	143,175
Genting Singapore Ltd.	1,020,800	634,108
Jardine Cycle & Carriage Ltd.	31,811	505,493
Keppel Corp., Ltd.	89,800	365,426
NetLink NBN Trust	310,400	219,372
Olam International Ltd.(a)	260,200	309,716
Singapore Exchange Ltd.	76,000	632,108
Singapore Technologies Engineering Ltd.	181,500	522,545
UOL Group Ltd.	31,900	173,241
Venture Corp., Ltd.(a)	14,900	212,936

Total Singapore		4,603,806

Spain - 3.1%
Acciona S.A.(a)	1,698	256,339
ACS Actividades de Construccion y Servicios S.A.	43,781	1,172,871
Ebro Foods S.A.(a)	9,178	192,868
Enagas S.A.(a)	29,343	678,037
Fomento de Construcciones y Contratas S.A.	16,656	193,573
Grupo Catalana Occidente S.A.	5,758	222,265
Inmobiliaria Colonial Socimi S.A.	23,975	242,098
Red Electrica Corp. S.A.(a)	51,004	946,903
Viscofan S.A.	2,956	206,124
Zardoya Otis S.A.	54,360	374,545

Total Spain		4,485,623

Sweden - 4.8%
AddTech AB, Class B	6,826	113,339
Avanza Bank Holding AB	5,194	162,097
Axfood AB	15,165	419,725
Beijer Ref AB	10,554	188,197
BillerudKorsnas AB	9,157	181,863
Boliden AB	10,715	412,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2021

Investments	Shares	Value
Bravida Holding AB(b)	7,583	$109,771
Castellum AB	20,009	509,575
Elekta AB, Class B	9,812	142,267
Fabege AB	13,656	219,239
Getinge AB, Class B	5,200	196,273
Holmen AB, Class B	2,249	101,587
Hufvudstaden AB, Class A	9,796	166,662
Husqvarna AB, Class B	10,749	142,907
ICA Gruppen AB	7,883	367,136
Intrum AB	9,565	313,273
Kinnevik AB, Class B	5,985	239,760
Lifco AB, Class B	8,065	188,607
Lundin Energy AB	24,732	875,669
Samhallsbyggnadsbolaget i Norden AB(a)	19,268	80,793
Skanska AB, Class B	10,693	283,825
SKF AB, Class B	9,309	237,184
Sweco AB, Class B	5,556	101,152
Tele2 AB, Class B(a)	77,502	1,056,662
Wihlborgs Fastigheter AB	9,759	211,905

Total Sweden		7,021,672

Switzerland - 5.8%
Adecco Group AG, Registered Shares	12,730	865,698
Allreal Holding AG, Registered Shares	1,219	240,279
ALSO Holding AG, Registered Shares*	498	143,579
Baloise Holding AG, Registered Shares	3,496	545,759
Banque Cantonale Vaudoise, Registered Shares	7,521	676,145
BKW AG	2,774	288,999
Bucher Industries AG, Registered Shares	562	294,148
Cembra Money Bank AG	1,593	178,714
Coca-Cola HBC AG*	16,195	584,819
DKSH Holding AG	2,974	227,792
Galenica AG(b)	3,447	243,511
Julius Baer Group Ltd.	5,841	381,543
OC Oerlikon Corp. AG, Registered Shares	26,735	296,750
PSP Swiss Property AG, Registered Shares	2,139	271,902
SFS Group AG	1,792	258,036
SIG Combibloc Group AG*	9,684	263,380
Stadler Rail AG(a)	4,781	210,408
Sulzer AG, Registered Shares	2,902	401,229
Swiss Prime Site AG, Registered Shares	8,123	806,720
Temenos AG, Registered Shares	999	160,601
VAT Group AG(b)	1,575	524,120
Vifor Pharma AG	1,917	248,348
Vontobel Holding AG, Registered Shares	3,235	252,332
VZ Holding AG	1,297	110,007

Total Switzerland		8,474,819

United Kingdom - 11.4%
Admiral Group PLC	32,938	1,430,589
Airtel Africa PLC(b)	282,211	300,387
Ashmore Group PLC	49,806	264,897
Assura PLC	193,191	197,627
Avast PLC(b)	35,403	239,549
AVEVA Group PLC	3,365	172,369
Berkeley Group Holdings PLC	9,853	625,445
Bunzl PLC	15,125	499,168
ConvaTec Group PLC(b)	104,204	346,350
Croda International PLC	4,108	418,134
DCC PLC	4,132	337,808
Dechra Pharmaceuticals PLC	2,222	134,141
Direct Line Insurance Group PLC	152,591	600,771
easyJet PLC*	50,775	627,641
Fevertree Drinks PLC	1,276	45,355
Games Workshop Group PLC	1,166	183,628
Genus PLC	964	66,053
Grainger PLC	20,232	79,656
Hargreaves Lansdown PLC	26,486	581,401
Hikma Pharmaceuticals PLC	7,455	251,906
HomeServe PLC	10,473	138,241
IMI PLC	19,612	466,000
Johnson Matthey PLC	7,137	302,980
Londonmetric Property PLC	50,442	161,247
Mondi PLC	20,402	535,784
Pearson PLC	41,923	480,691
Pennon Group PLC	25,699	403,124
Persimmon PLC*	7,649	312,563
Pets at Home Group PLC	21,133	133,125
Phoenix Group Holdings PLC	69,935	653,482
Quilter PLC(b)	104,575	214,892
Sage Group PLC (The)	66,550	629,023
Schroders PLC	13,914	675,251
Severn Trent PLC	13,403	463,075
Smiths Group PLC	13,060	286,864
Spectris PLC	6,661	297,956
Spirax-Sarco Engineering PLC	1,554	292,283
Standard Life Aberdeen PLC	321,762	1,204,590
Tate & Lyle PLC	47,040	479,838
United Utilities Group PLC	46,227	622,255
WM Morrison Supermarkets PLC	139,284	474,685

Total United Kingdom		16,630,824

TOTAL COMMON STOCKS (Cost: $129,130,226)		145,110,355

RIGHTS - 0.1%

Singapore - 0.0%
Olam International Ltd., expiring 7/19/21*	39,030	10,163

Spain - 0.1%
ACS Actividades de Construccion y Servicios S.A., expiring 7/9/21*	45,281	63,364

TOTAL RIGHTS (Cost: $68,497)		73,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%

United States - 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $6,053,793)	6,053,793	$6,053,793

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $135,252,516)		151,237,675
Other Assets less Liabilities - (3.7)%		(5,398,235)

NET ASSETS - 100.0%		$145,839,440

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,443,596 and the total market value of the collateral held by the Fund was $13,221,276. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,167,483.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$145,110,355	$—	$—	$145,110,355
Rights
Singapore	—	10,163	—	10,163
Spain	63,364	—	—	63,364
Investment of Cash Collateral for Securities Loaned	—	6,053,793	—	6,053,793

Total Investments in Securities	$145,173,719	$6,063,956	$—	$151,237,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 8.4%
ASX Ltd.	5,545	$323,500
Aurizon Holdings Ltd.	38,905	108,653
AusNet Services Ltd.	163,989	215,451
BHP Group Ltd.	3,766	137,323
Brambles Ltd.	19,944	171,291
Coles Group Ltd.	10,714	137,464
Computershare Ltd.	13,557	172,007
Domino’s Pizza Enterprises Ltd.	387	35,013
Endeavour Group Ltd.*	3,479	16,429
Evolution Mining Ltd.	21,624	73,054
Fortescue Metals Group Ltd.	7,828	137,166
Medibank Pvt Ltd.	136,786	324,507
Newcrest Mining Ltd.	4,228	80,243
Rio Tinto Ltd.	2,374	225,708
Sonic Healthcare Ltd.	6,476	186,695
Tabcorp Holdings Ltd.	29,430	114,450
Telstra Corp., Ltd.	63,328	178,764
Washington H Soul Pattinson & Co., Ltd.	4,800	121,549
Wesfarmers Ltd.	5,056	224,331
Woolworths Group Ltd.	3,675	105,201

Total Australia		3,088,799

China - 0.8%
Futu Holdings Ltd., ADR*	1,089	195,029
WH Group Ltd.(a)	68,500	61,568
Xinyi Glass Holdings Ltd.	12,000	48,907

Total China		305,504

Denmark - 4.0%
AP Moller - Maersk A/S, Class B	93	267,333
DSV Panalpina A/S	1,405	327,692
Novo Nordisk A/S, Class B	4,588	384,422
Novozymes A/S, Class B	5,877	443,033
Pandora A/S	252	33,878

Total Denmark		1,456,358

Finland - 1.4%
Elisa Oyj	2,178	129,971
Fortum Oyj	4,029	111,136
Kesko Oyj, Class B	2,889	106,722
Kone Oyj, Class B	2,074	169,218

Total Finland		517,047

France - 7.7%
Carrefour S.A.	18,730	368,385
Cie de Saint-Gobain	2,533	166,836
Danone S.A.	3,327	234,244
Ipsen S.A.	4,419	459,696
La Francaise des Jeux SAEM(a)	3,590	211,081
Orange S.A.	19,485	222,176
Publicis Groupe S.A.	2,561	163,821
Sanofi	5,200	544,888
SEB S.A.	1,249	225,733
Suez S.A.	8,712	207,148

Total France		2,804,008

Germany - 8.3%
Bayerische Motoren Werke AG	604	63,971
Covestro AG(a)	570	36,813
Daimler AG, Registered Shares	2,737	244,410
Deutsche Post AG, Registered Shares	3,996	271,821
Deutsche Wohnen SE, Bearer Shares	4,748	290,429
E.ON SE	11,697	135,302
Fresenius Medical Care AG & Co. KGaA	3,280	272,438
GEA Group AG	1,349	54,649
HelloFresh SE*	3,386	329,187
Henkel AG & Co. KGaA, Preference Shares	1,065	112,456
Knorr-Bremse AG	1,850	212,810
LEG Immobilien SE	1,603	230,876
Merck KGaA	568	108,920
Siemens Healthineers AG(a)	4,600	281,922
Symrise AG	2,571	358,252
Volkswagen AG, Preference Shares	117	29,304

Total Germany		3,033,560

Hong Kong - 4.7%
Chow Tai Fook Jewellery Group Ltd.	19,800	45,230
CK Asset Holdings Ltd.	18,500	127,687
CLP Holdings Ltd.	22,000	217,568
Henderson Land Development Co., Ltd.	31,000	146,900
Hong Kong Exchanges & Clearing Ltd.	4,800	286,053
Hongkong Land Holdings Ltd.	21,000	99,960
Jardine Matheson Holdings Ltd.	2,300	147,016
MTR Corp., Ltd.	22,500	125,308
Power Assets Holdings Ltd.	29,000	177,939
Sino Land Co., Ltd.	76,000	119,786
Sun Hung Kai Properties Ltd.	10,000	148,986
Swire Properties Ltd.	31,000	92,411

Total Hong Kong		1,734,844

Italy - 2.5%
Assicurazioni Generali SpA	14,259	285,860
DiaSorin SpA	437	82,659
Intesa Sanpaolo SpA	85,555	236,350
Recordati Industria Chimica e Farmaceutica SpA	2,348	134,213
Snam SpA	23,786	137,513
Telecom Italia SpA(b)	65,317	32,448

Total Italy		909,043

Japan - 22.0%
AGC, Inc.	1,400	58,780
Aisin Corp.	1,300	55,636
Ajinomoto Co., Inc.	4,800	124,725
Capcom Co., Ltd.	1,300	38,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2021

Investments	Shares	Value
Chubu Electric Power Co., Inc.	15,700	$192,095
CyberAgent, Inc.	2,200	47,275
Daiwa Securities Group, Inc.	50,300	276,494
ENEOS Holdings, Inc.	32,200	134,875
Fuji Electric Co., Ltd.	1,000	46,761
FUJIFILM Holdings Corp.	3,100	230,119
Fujitsu Ltd.	1,100	206,145
Idemitsu Kosan Co., Ltd.	6,300	152,292
Iida Group Holdings Co., Ltd.	5,200	133,994
ITOCHU Corp.	5,100	147,040
Itochu Techno-Solutions Corp.	7,000	216,956
Japan Post Holdings Co., Ltd.*	34,000	278,856
Japan Tobacco, Inc.(b)	8,100	153,148
KDDI Corp.	4,200	131,120
Kirin Holdings Co., Ltd.	5,600	109,285
Koei Tecmo Holdings Co., Ltd.	1,050	51,275
Lixil Corp.	3,500	90,598
McDonald’s Holdings Co., Japan Ltd.(b)	3,400	150,104
MEIJI Holdings Co., Ltd.	2,800	167,763
Mitsubishi Corp.	3,900	106,399
Mitsubishi Gas Chemical Co., Inc.	3,800	80,663
Mitsui Chemicals, Inc.	1,500	51,829
NH Foods Ltd.	2,800	108,983
Nintendo Co., Ltd.	300	174,664
Nippon Express Co., Ltd.	1,600	121,957
Nippon Telegraph & Telephone Corp.	5,700	148,650
Nippon Yusen K.K.	3,300	167,393
Nissin Foods Holdings Co., Ltd.	2,100	151,365
Nitori Holdings Co., Ltd.	900	159,420
Nomura Holdings, Inc.	45,100	230,721
Nomura Real Estate Holdings, Inc.	2,000	50,779
Nomura Research Institute Ltd.	5,400	178,800
Osaka Gas Co., Ltd.	10,100	188,277
Otsuka Corp.	3,200	168,087
Otsuka Holdings Co., Ltd.(b)	2,900	120,374
Rinnai Corp.	1,600	152,374
SCSK Corp.	2,900	172,971
SG Holdings Co., Ltd.	4,500	118,105
Shimano, Inc.	300	71,223
SoftBank Corp.	13,300	174,174
Sohgo Security Services Co., Ltd.	2,200	100,297
Sompo Holdings, Inc.	7,900	292,255
Sony Group Corp.	1,300	126,674
Square Enix Holdings Co., Ltd.	700	34,751
Sumitomo Dainippon Pharma Co., Ltd.	1,900	39,852
T&D Holdings, Inc.	14,500	187,602
Takeda Pharmaceutical Co., Ltd.	3,900	130,679
TIS, Inc.	7,700	196,819
Tokyo Gas Co., Ltd.	6,500	122,808
Toshiba Corp.	900	38,963
Tosoh Corp.	4,800	82,862
Toyo Suisan Kaisha Ltd.	3,300	127,106
Trend Micro, Inc.	3,900	204,505
Yamada Holdings Co., Ltd.	26,200	121,097
Yamaha Motor Co., Ltd.	1,100	29,931
Yamato Holdings Co., Ltd.	3,700	105,343

Total Japan		8,032,154

Luxembourg - 0.8%
ArcelorMittal S.A.	3,725	114,192
Eurofins Scientific SE*	1,684	192,516

Total Luxembourg		306,708

Netherlands - 4.0%
Koninklijke Ahold Delhaize N.V.	9,054	269,180
Koninklijke KPN N.V.	28,106	87,793
Koninklijke Philips N.V.	4,498	222,915
NN Group N.V.	5,481	258,567
QIAGEN N.V.*	5,709	275,958
Wolters Kluwer N.V.	3,371	338,683

Total Netherlands		1,453,096

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	5,665	123,186
Spark New Zealand Ltd.	51,627	173,157

Total New Zealand		296,343

Norway - 1.9%
Norsk Hydro ASA	23,995	153,196
Orkla ASA	14,816	150,997
Telenor ASA	10,709	180,574
Yara International ASA	4,242	223,409

Total Norway		708,176

Portugal - 0.4%
Jeronimo Martins, SGPS, S.A.	8,897	162,274

Singapore - 3.4%
Oversea-Chinese Banking Corp., Ltd.	658	5,850
Singapore Exchange Ltd.	53,200	442,476
Singapore Technologies Engineering Ltd.	33,500	96,448
United Overseas Bank Ltd.	15,900	305,414
UOL Group Ltd.	30,900	167,810
Venture Corp., Ltd.	15,000	214,365

Total Singapore		1,232,363

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria S.A.*	27,092	167,968
CaixaBank S.A.	54,222	166,799
Red Electrica Corp. S.A.	7,503	139,295

Total Spain		474,062

Sweden - 4.7%
Boliden AB	3,567	137,222
Electrolux AB, Series B	7,729	214,460
Essity AB, Class B	6,710	222,669
Husqvarna AB, Class B	16,425	218,369
ICA Gruppen AB	3,999	186,246
Skanska AB, Class B	2,323	61,659
Swedbank AB, Class A	14,678	273,303
Swedish Match AB	23,505	200,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2021

Investments	Shares	Value
Telefonaktiebolaget LM Ericsson, Class B	16,870	$212,173

Total Sweden		1,726,681

Switzerland - 9.1%
Givaudan S.A., Registered Shares	98	456,206
Kuehne + Nagel International AG, Registered Shares	1,317	451,087
Logitech International S.A., Registered Shares	3,129	379,468
Nestle S.A., Registered Shares	2,326	289,935
Novartis AG, Registered Shares	3,066	279,683
Roche Holding AG	888	334,843
Schindler Holding AG, Participation Certificate	1,122	343,513
Sika AG, Registered Shares	1,171	383,218
Swiss Prime Site AG, Registered Shares	1,198	118,977
Swisscom AG, Registered Shares	519	296,571

Total Switzerland		3,333,501

United Kingdom - 12.8%
Admiral Group PLC	11,333	492,224
Ashtead Group PLC	501	37,125
AstraZeneca PLC	753	90,323
Aviva PLC	43,139	241,894
Bunzl PLC	8,315	274,419
DCC PLC	695	56,819
Direct Line Insurance Group PLC	69,146	272,237
Entain PLC*	11,656	281,064
Evraz PLC	3,539	28,943
Ferguson PLC	1,259	174,794
GlaxoSmithKline PLC	6,050	118,630
Hikma Pharmaceuticals PLC	7,581	256,164
Imperial Brands PLC	10,593	227,847
J Sainsbury PLC	85,532	321,154
Kingfisher PLC	74,381	374,537
Pearson PLC	20,347	233,299
Reckitt Benckiser Group PLC	2,399	212,003
Rio Tinto PLC	3,130	257,231
Segro PLC	16,725	252,881
Tesco PLC	53,340	164,284
Unilever PLC	3,363	196,541
United Utilities Group PLC	8,554	115,144

Total United Kingdom		4,679,557

United States - 0.2%
James Hardie Industries PLC	1,557	52,917

TOTAL COMMON STOCKS (Cost: $32,312,162)		36,306,995

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $170,641)	170,641	170,641

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $32,482,803)		36,477,636
Other Assets less Liabilities - 0.3%		108,781

NET ASSETS - 100.0%		$36,586,417

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $327,045 and the total market value of the collateral held by the Fund was $351,758. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $181,117.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/28/2021	2,283,820	USD	3,002,340	AUD	$29,517	$—
Citibank N.A.	7/28/2021	1,878,006	USD	1,717,080	CHF	19,113	—
Citibank N.A.	7/28/2021	558,679	USD	3,469,201	DKK	5,157	—
Citibank N.A.	7/28/2021	3,698,454	USD	3,087,628	EUR	34,860	—
Citibank N.A.	7/28/2021	2,642,147	USD	1,897,426	GBP	20,755	—
Citibank N.A.	7/28/2021	7,057,327	USD	780,243,958	JPY	25,974	—
Citibank N.A.	7/28/2021	497,445	USD	4,209,648	NOK	8,183	—
Citibank N.A.	7/28/2021	51,862	USD	73,200	NZD	716	—
Citibank N.A.	7/28/2021	872,936	USD	7,373,282	SEK	10,570	—
Citibank N.A.	7/28/2021	606,461	USD	813,083	SGD	1,615	—

						$156,460	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$36,306,995	$—	$—	$36,306,995
Investment of Cash Collateral for Securities Loaned	—	170,641	—	170,641

Total Investments in Securities	$36,306,995	$170,641	$—	$36,477,636

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$156,460	$—	$156,460

Total - Net	$36,306,995	$327,101	$—	$36,634,096

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 11.6%
Appen Ltd.	1,639	$16,735
Beach Energy Ltd.	83,710	77,928
BHP Group Ltd.(a)	397,724	14,502,583
BlueScope Steel Ltd.	18,045	297,498
Brambles Ltd.	115,835	994,858
Breville Group Ltd.	5,559	124,827
Charter Hall Group	37,970	442,413
Codan Ltd.	8,727	118,129
CSL Ltd.	10,123	2,167,400
Domino’s Pizza Enterprises Ltd.	6,072	549,351
Elders Ltd.	9,699	84,102
Evolution Mining Ltd.	24,996	84,446
Goodman Group	76,280	1,212,347
JB Hi-Fi Ltd.	11,198	425,221
Mineral Resources Ltd.	21,689	874,887
Netwealth Group Ltd.	5,373	69,179
NIB Holdings Ltd.	55,394	270,732
Northern Star Resources Ltd.	24,068	176,715
Ramelius Resources Ltd.	24,980	31,788
Regis Resources Ltd.	80,551	142,718
Rio Tinto Ltd.	64,172	6,101,153
St Barbara Ltd.	94,299	120,705
Technology One Ltd.	13,849	96,797

Total Australia		28,982,512

Belgium - 0.1%
Fagron	5,656	126,302
Melexis N.V.	1,730	179,618

Total Belgium		305,920

China - 1.8%
China Overseas Grand Oceans Group Ltd.	655,000	381,233
China Overseas Land & Investment Ltd.	1,629,001	3,700,249
China Tobacco International HK Co., Ltd.(a)	23,000	50,053
CSPC Pharmaceutical Group Ltd.	301,360	436,177

Total China		4,567,712

Denmark - 5.0%
Coloplast A/S, Class B	8,459	1,388,126
DSV Panalpina A/S	1,908	445,009
H. Lundbeck A/S	4,176	132,861
Novo Nordisk A/S, Class B	74,811	6,268,302
Novozymes A/S, Class B	9,326	703,032
Orsted A/S(b)	13,721	1,925,586
Royal Unibrew A/S	3,120	397,454
Vestas Wind Systems A/S	28,695	1,120,242

Total Denmark		12,380,612

Finland - 2.6%
Kone Oyj, Class B	34,082	2,780,749
Neste Oyj	44,297	2,712,744
Orion Oyj, Class B	1,105	47,503
Uponor Oyj	4,646	134,657
Valmet Oyj	15,898	693,430

Total Finland		6,369,083

France - 6.7%
BioMerieux	1,005	116,799
Gaztransport Et Technigaz S.A.	561	45,306
Hermes International	1,904	2,773,897
LVMH Moet Hennessy Louis Vuitton SE	16,520	12,955,580
Sartorius Stedim Biotech	43	20,341
Trigano S.A.	1,239	255,958
Verallia S.A.(b)	15,407	571,157

Total France		16,739,038

Germany - 6.1%
Bechtle AG	764	141,929
CANCOM SE	369	22,318
Carl Zeiss Meditec AG, Bearer Shares	1,309	252,955
CompuGroup Medical SE & Co. KgaA	1,161	90,940
Dermapharm Holding SE	3,936	313,903
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,355	154,824
Fuchs Petrolub SE	7,305	283,713
Infineon Technologies AG	47,727	1,914,194
Knorr-Bremse AG	7,930	912,207
Nemetschek SE	2,008	153,641
SAP SE	58,207	8,203,254
Siemens Healthineers AG(b)	42,212	2,587,061
Softwareone Holding AG*	2,940	69,496
STRATEC SE	86	12,014
VERBIO Vereinigte BioEnergie AG	1,266	64,138

Total Germany		15,176,587

Hong Kong - 1.9%
Hong Kong Exchanges & Clearing Ltd.	60,200	3,587,574
Techtronic Industries Co., Ltd.	67,500	1,178,622
Vitasoy International Holdings Ltd.(a)	22,000	81,729

Total Hong Kong		4,847,925

Israel - 0.1%
Matrix IT Ltd.	5,522	149,332
Maytronics Ltd.	162	3,377
Strauss Group Ltd.	5,456	152,788

Total Israel		305,497

Italy - 0.9%
Davide Campari-Milano N.V.	1,893	25,356
DiaSorin SpA	1,344	254,219
Ferrari N.V.	3,805	785,149
Recordati Industria Chimica e Farmaceutica SpA	13,320	761,377
Reply SpA	346	56,871
Zignago Vetro SpA	13,282	264,619

Total Italy		2,147,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2021

Investments	Shares	Value
Japan - 18.0%
ABC-Mart, Inc.	8,800	$505,054
Advantest Corp.	11,200	1,010,109
Asahi Holdings, Inc.	9,300	189,871
Asahi Intecc Co., Ltd.	300	7,179
Astellas Pharma, Inc.	90,600	1,579,113
Bandai Namco Holdings, Inc.	11,600	805,593
Benefit One, Inc.	700	22,043
Bridgestone Corp.(a)	62,800	2,860,204
Capcom Co., Ltd.	3,000	87,846
Chugai Pharmaceutical Co., Ltd.	38,500	1,526,957
Cosmos Pharmaceutical Corp.(a)	200	29,372
Create SD Holdings Co., Ltd.	3,500	104,063
CyberAgent, Inc.	2,400	51,572
Daifuku Co., Ltd.	1,000	90,909
Daikin Industries Ltd.	4,000	745,653
Daiwabo Holdings Co., Ltd.	8,800	151,199
Dip Corp.	8,300	256,874
Disco Corp.	1,400	428,237
DTS Corp.	500	11,915
Eisai Co., Ltd.	6,700	659,496
Elecom Co., Ltd.	2,400	45,020
en Japan, Inc.	1,900	67,619
Fancl Corp.	3,600	116,767
Fast Retailing Co., Ltd.	1,400	1,054,888
Funai Soken Holdings, Inc.	7,700	167,056
Fuso Chemical Co., Ltd.	2,400	88,657
GMO Payment Gateway, Inc.	100	13,037
GungHo Online Entertainment, Inc.	2,800	55,778
Hikari Tsushin, Inc.	1,500	263,672
Horiba Ltd.(a)	300	19,461
Hoya Corp.	4,100	544,130
Infocom Corp.	2,700	74,561
Japan Lifeline Co., Ltd.	8,300	101,030
Justsystems Corp.	100	5,892
Kakaku.com, Inc.	9,900	299,257
Kaken Pharmaceutical Co., Ltd.	8,700	373,115
Kanematsu Electronics Ltd.	7,900	255,528
Kao Corp.(a)	23,400	1,441,022
Katitas Co., Ltd.	700	19,677
Keyence Corp.	1,600	808,289
Kose Corp.	1,000	157,492
Kotobuki Spirits Co., Ltd.(a)	1,100	71,160
Kusuri no Aoki Holdings Co., Ltd.	400	29,192
Kyudenko Corp.	11,600	372,592
Mani, Inc.	2,400	55,054
Maruwa Unyu Kikan Co., Ltd.	1,100	15,649
Meitec Corp.	600	32,489
Milbon Co., Ltd.	2,300	130,138
MINEBEA MITSUMI, Inc.	20,900	553,429
Murata Manufacturing Co., Ltd.	24,500	1,872,322
Nexon Co., Ltd.(a)	700	15,616
NGK Spark Plug Co., Ltd.	21,300	315,882
Nihon Unisys Ltd.	9,000	270,835
Nippon Shinyaku Co., Ltd.	2,000	158,753
Nissan Chemical Corp.	9,600	470,529
Nomura Research Institute Ltd.	4,800	158,933
NSD Co., Ltd.	8,900	148,828
Obic Co., Ltd.	1,900	354,527
OKUMA Corp.	2,600	127,201
Olympus Corp.	11,700	232,756
Oracle Corp.	4,800	367,601
Otsuka Corp.	3,300	173,340
Outsourcing, Inc.	1,273	23,157
Pan Pacific International Holdings Corp.	2,800	58,175
Pigeon Corp.(a)	4,500	126,903
Pilot Corp.(a)	9,400	318,443
Prestige International, Inc.	13,000	82,341
Recruit Holdings Co., Ltd.	27,000	1,330,660
Ryohin Keikaku Co., Ltd.	8,300	174,241
Sakai Moving Service Co., Ltd.	3,200	166,069
Sanwa Holdings Corp.	23,200	285,114
SCSK Corp.	8,500	506,983
Seria Co., Ltd.	1,400	51,653
SG Holdings Co., Ltd.	4,200	110,232
Shimadzu Corp.	2,300	89,004
Shionogi & Co., Ltd.(a)	13,400	699,157
SoftBank Corp.	754,900	9,886,000
Sony Group Corp.	15,000	1,461,618
Starts Corp., Inc.	700	17,930
Sundrug Co., Ltd.	8,400	267,159
Sysmex Corp.	3,600	428,147
Systena Corp.	1,700	32,609
T-Gaia Corp.	12,000	211,154
TechnoPro Holdings, Inc.(a)	6,000	142,067
Tokuyama Corp.	7,900	161,004
Tokyo Electron Ltd.	9,800	4,245,283
USS Co., Ltd.	12,400	216,517
ValueCommerce Co., Ltd.	1,400	40,869
Wacom Co., Ltd.	2,700	17,175
Workman Co., Ltd.(a)	300	21,029
Yamaha Corp.	8,500	461,798
ZOZO, Inc.(a)	10,600	360,528

Total Japan		45,015,052

Netherlands - 4.1%
ASM International N.V.	2,621	860,984
ASML Holding N.V.	9,661	6,638,177
BE Semiconductor Industries N.V.(a)	10,261	870,536
Euronext N.V.(b)	5,939	645,849
IMCD N.V.	136	21,628
Wolters Kluwer N.V.	12,342	1,239,995

Total Netherlands		10,277,169

Norway - 0.1%
Borregaard ASA	4,500	98,312
Fjordkraft Holding ASA(b)	13,060	77,630

Total Norway		175,942

Portugal - 0.2%
Corticeira Amorim, SGPS, S.A.	10,309	129,590
Jeronimo Martins, SGPS, S.A.	22,559	411,457

Total Portugal		541,047

Singapore - 0.4%
Riverstone Holdings Ltd.	23,200	21,229
Sheng Siong Group Ltd.	84,600	99,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2021

Investments	Shares	Value
Singapore Exchange Ltd.	114,600	$953,153

Total Singapore		1,073,822

Spain - 0.5%
Faes Farma S.A.	88,312	352,519
Grifols S.A.(a)	8,462	229,201
Prosegur Cash S.A.(a)(b)	449,897	457,238
Prosegur Cia de Seguridad S.A.	52,494	171,817

Total Spain		1,210,775

Sweden - 3.3%
Atlas Copco AB, Class A	34,240	2,097,924
Atlas Copco AB, Class B	23,808	1,252,738
Axfood AB	22,936	634,805
Beijer Ref AB	13,307	237,287
BioGaia AB, Class B	590	32,839
Elekta AB, Class B	15,094	218,852
Epiroc AB, Class B	18,146	356,357
EQT AB	17,525	636,479
Essity AB, Class B	44,430	1,474,393
Evolution AB(b)	5,709	902,797
Lagercrantz Group AB, Class B	2,910	31,679
Lifco AB, Class B	10,018	234,280

Total Sweden		8,110,430

Switzerland - 11.0%
Bucher Industries AG, Registered Shares	717	375,274
Geberit AG, Registered Shares	2,020	1,516,612
Givaudan S.A., Registered Shares	478	2,225,168
Kardex Holding AG, Registered Shares	903	209,057
Kuehne + Nagel International AG, Registered Shares	8,176	2,800,370
Logitech International S.A., Registered Shares	7,393	896,582
Partners Group Holding AG	2,021	3,064,241
Roche Holding AG	25,635	9,666,338
Roche Holding AG, Bearer Shares	9,740	3,959,855
Schindler Holding AG, Participation Certificate	2,027	620,588
SFS Group AG	2,134	307,281
Sika AG, Registered Shares(a)	3,306	1,081,912
STMicroelectronics N.V.	12,293	446,168
Temenos AG, Registered Shares	1,887	303,357

Total Switzerland		27,472,803

United Kingdom - 25.3%
AJ Bell PLC	28,281	169,480
Ashmore Group PLC	69,532	369,812
Ashtead Group PLC	17,681	1,310,180
Berkeley Group Holdings PLC	19,450	1,234,640
Bodycote PLC	27,201	318,088
Bunzl PLC	19,535	644,711
CMC Markets PLC(b)	36,635	232,803
Cranswick PLC	4,446	243,834
Croda International PLC	4,284	436,048
FDM Group Holdings PLC	8,822	124,309
Ferrexpo PLC	198,124	1,170,882
Fevertree Drinks PLC	4,194	149,075
Fresnillo PLC	32,080	341,949
Games Workshop Group PLC	1,593	250,874
Gamma Communications PLC	481	13,223
GlaxoSmithKline PLC	489,205	9,592,480
Hargreaves Lansdown PLC	53,469	1,173,711
Hilton Food Group PLC	11,212	169,448
HomeServe PLC	22,689	299,489
IMI PLC	30,533	725,493
Intertek Group PLC	8,195	626,050
James Halstead PLC	18,032	129,534
Linde PLC	25,812	7,449,057
Moneysupermarket.com Group PLC	72,416	256,700
RELX PLC	159,112	4,218,064
Rio Tinto PLC	198,382	16,303,523
Rotork PLC	22,891	107,644
RWS Holdings PLC	15,801	123,002
Smith & Nephew PLC	41,440	894,489
Spirax-Sarco Engineering PLC	1,788	336,295
Spirent Communications PLC	2,689	9,153
Unilever PLC	234,342	13,695,474

Total United Kingdom		63,119,514

TOTAL COMMON STOCKS (Cost: $206,210,261)		248,819,031

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $9,998,804)	9,998,804	9,998,804

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $216,209,065)		258,817,835
Other Assets less Liabilities - (3.7)%		(9,213,962)

NET ASSETS - 100.0%		$249,603,873

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,163,376 and the total market value of the collateral held by the Fund was $10,713,629. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $714,825.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	7/2/2021	1,749,283	HKD	225,314	USD	$—	$(60)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$248,819,031	$—	$—	$248,819,031
Investment of Cash Collateral for Securities Loaned	—	9,998,804	—	9,998,804

Total Investments in Securities	$248,819,031	$9,998,804	$—	$258,817,835

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(60)	$—	$(60)

Total - Net	$248,819,031	$9,998,744	$—	$258,817,775

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 13.7%
Accent Group Ltd.	1,716,217	$3,594,776
Adairs Ltd.	431,652	1,377,267
Adbri Ltd.	1,269,734	3,307,788
ARB Corp., Ltd.	85,701	2,778,846
AUB Group Ltd.	182,058	3,060,267
Aurelia Metals Ltd.	912,717	280,941
Austal Ltd.	590,655	909,040
Australian Finance Group Ltd.(a)	709,342	1,517,735
Baby Bunting Group Ltd.	287,943	1,214,894
Bapcor Ltd.	386,106	2,463,888
Beach Energy Ltd.	2,063,295	1,920,784
Beacon Lighting Group Ltd.	666,933	951,330
Bega Cheese Ltd.	248,912	1,100,669
Bell Financial Group Ltd.	1,253,450	1,679,735
Bingo Industries Ltd.	565,471	1,456,129
Bravura Solutions Ltd.(a)	517,960	1,364,894
Brickworks Ltd.	284,887	5,361,946
Capitol Health Ltd.	3,620,844	1,005,789
Cedar Woods Properties Ltd.	201,173	1,013,416
Centuria Capital Group(a)	1,122,827	2,343,436
Codan Ltd.	252,664	3,420,066
Collins Foods Ltd.	137,619	1,185,052
Costa Group Holdings Ltd.	360,530	895,911
Cromwell Property Group(a)	12,822,331	8,423,071
Dicker Data Ltd.(a)	325,477	2,702,532
Elders Ltd.	205,003	1,777,615
Growthpoint Properties Australia Ltd.	2,763,417	8,443,768
GUD Holdings Ltd.	122,915	1,106,419
GWA Group Ltd.	657,398	1,367,110
Hansen Technologies Ltd.	230,967	1,076,805
Home Consortium Ltd.	391,250	1,597,897
IGO Ltd.	861,595	4,935,409
Infomedia Ltd.(a)	584,257	673,299
Ingenia Communities Group	549,244	2,531,799
Inghams Group Ltd.(a)	1,031,935	3,083,407
Integral Diagnostics Ltd.	270,074	1,054,342
Integrated Research Ltd.	141,874	207,166
Invocare Ltd.(a)	168,095	1,460,103
IPH Ltd.	508,191	2,975,891
IRESS Ltd.	486,205	4,712,389
Johns Lyng Group Ltd.(a)	300,599	1,150,941
Jumbo Interactive Ltd.(a)	115,316	1,538,411
Kogan.com Ltd.(a)	82,693	718,907
MA Financial Group Ltd.	236,774	1,006,111
MACA Ltd.	991,196	561,826
Macmahon Holdings Ltd.	4,865,406	694,014
McPherson’s Ltd.(a)	242,403	200,183
Metcash Ltd.(a)	2,262,093	6,776,084
Monadelphous Group Ltd.	190,336	1,493,251
Monash IVF Group Ltd.	1,247,286	795,940
Money3 Corp. Ltd.(a)	401,550	1,009,904
NIB Holdings Ltd.	842,902	4,119,585
Nick Scali Ltd.	258,450	2,274,048
Nickel Mines Ltd.	1,900,781	1,412,742
Nine Entertainment Co. Holdings Ltd.	3,214,069	7,021,722
NRW Holdings Ltd.	658,445	724,190
Omni Bridgeway Ltd.	283,404	797,871
Orora Ltd.	2,802,859	7,007,142
Pacific Current Group Ltd.	204,240	890,866
Pact Group Holdings Ltd.	360,113	1,000,313
Peet Ltd.(a)	913,869	823,305
Pendal Group Ltd.	1,065,027	6,444,528
Perenti Global Ltd.	2,520,844	1,267,991
Perpetual Ltd.	158,937	4,778,845
Pinnacle Investment Management Group Ltd.	330,102	2,966,455
Platinum Asset Management Ltd.	2,601,066	9,588,006
Premier Investments Ltd.	271,553	5,820,445
Pro Medicus Ltd.(a)	22,018	970,643
Ramelius Resources Ltd.	670,682	853,457
Redcape Hotel Group	2,044,304	1,588,478
Regis Resources Ltd.	1,008,551	1,786,921
Reliance Worldwide Corp., Ltd.	761,404	3,006,743
Resimac Group Ltd.	561,954	1,037,842
Sandfire Resources Ltd.	454,033	2,328,110
SeaLink Travel Group Ltd.	229,418	1,632,794
Select Harvests Ltd.(a)	272,525	1,381,038
Service Stream Ltd.	720,016	470,280
SmartGroup Corp., Ltd.	512,593	2,840,040
St Barbara Ltd.	953,801	1,220,893
Steadfast Group Ltd.	1,325,860	4,379,714
Super Retail Group Ltd.(a)	217,928	2,112,198
Tassal Group Ltd.(a)	446,400	1,199,783
Technology One Ltd.	372,499	2,603,576
Viva Energy Group Ltd.(b)	2,541,261	3,682,155

Total Australia		198,311,912

Austria - 1.6%
AT&S Austria Technologie & Systemtechnik AG	39,707	1,718,732
Oesterreichische Post AG(a)	245,450	13,054,907
Schoeller-Bleckmann Oilfield Equipment AG*	55,700	2,341,638
UNIQA Insurance Group AG	670,946	5,840,256

Total Austria		22,955,533

Belgium - 2.2%
Barco N.V.(a)	156,434	4,281,690
Bekaert S.A.	64,183	2,860,389
Euronav N.V.(a)	1,731,170	16,095,485
Fagron	26,243	586,020
Intervest Offices & Warehouses N.V.	88,762	2,405,257
Orange Belgium S.A.	125,469	2,815,178
Recticel S.A.	98,451	1,657,894
Xior Student Housing N.V.(a)	17,642	1,062,820

Total Belgium		31,764,733

China - 3.9%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	1,419,000	2,342,510
China Overseas Grand Oceans Group Ltd.	11,590,900	6,746,315
China Power International Development Ltd.	43,690,800	9,564,228
China South City Holdings Ltd.	18,258,200	1,998,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
China Tobacco International HK Co., Ltd.(a)	397,000	$863,949
CITIC Telecom International Holdings Ltd.	9,178,822	3,037,603
CPMC Holdings Ltd.(a)	5,005,009	2,932,427
Genertec Universal Medical Group Co., Ltd.(b)	5,480,700	5,356,595
Poly Property Group Co., Ltd.	13,768,600	3,581,395
Shanghai Industrial Holdings Ltd.	3,781,000	5,579,590
Shougang Fushan Resources Group Ltd.	13,915,612	4,103,447
Yanlord Land Group Ltd.	8,005,400	7,265,725
Zensun Enterprises Ltd.(a)	41,590,000	3,481,074

Total China		56,853,283

Denmark - 1.9%
Cementir Holding N.V.	152,514	1,555,451
Chemometec A/S	36,598	4,923,079
D/S Norden A/S	105,224	3,347,743
NNIT A/S(b)	72,280	1,422,419
Per Aarsleff Holding A/S	42,684	1,919,591
Ringkjoebing Landbobank A/S	40,726	4,130,696
Scandinavian Tobacco Group A/S, Class A(b)	528,983	10,798,068

Total Denmark		28,097,047

Finland - 4.0%
Altia Oyj(a)	74,982	901,661
Cargotec Oyj, Class B	133,141	6,884,091
Fiskars Oyj Abp	94,402	2,053,188
Kamux Corp.	51,739	1,005,646
Kemira Oyj	344,331	5,422,786
Lassila & Tikanoja Oyj(a)	75,995	1,276,135
Neles Oyj	1,027,379	14,815,372
Oriola Oyj, Class B(a)	401,590	877,245
Raisio Oyj, Class V	253,124	1,130,177
Revenio Group Oyj	20,545	1,556,881
Rovio Entertainment Oyj(a)(b)	120,172	979,770
Sanoma Oyj	206,210	3,418,733
Talenom Oyj	50,687	858,367
Terveystalo Oyj(b)	146,629	1,982,317
Tokmanni Group Corp.	84,875	2,347,235
Uponor Oyj	208,966	6,056,547
Verkkokauppa.com Oyj	172,249	1,707,699
YIT Oyj(a)	737,497	4,517,299

Total Finland		57,791,149

France - 3.2%
ABC Arbitrage	110,940	934,103
Albioma S.A.	52,343	2,142,780
Chargeurs S.A.	45,075	1,250,835
Derichebourg S.A.*	434,428	4,389,405
IPSOS	59,825	2,522,148
Kaufman & Broad S.A.	58,460	2,780,043
Nexity S.A.	287,067	14,359,461
Quadient S.A.	70,774	2,126,810
Societe BIC S.A.(a)	163,553	11,365,915
Vicat S.A.	90,637	4,380,074

Total France		46,251,574

Germany - 3.2%
Bilfinger SE	24,910	745,609
CANCOM SE	33,605	2,032,462
CropEnergies AG	198,868	2,551,764
DIC Asset AG	318,379	5,501,134
Duerr AG	128,532	4,889,832
Eckert & Ziegler Strahlen- und Medizintechnik AG	13,868	1,584,579
Elmos Semiconductor SE	34,940	1,512,391
GFT Technologies SE	60,674	1,543,399
GRENKE AG(a)	67,548	2,963,893
Hamborner REIT AG	291,163	3,100,362
Hamburger Hafen und Logistik AG	197,614	4,968,232
Hornbach Baumarkt AG	52,448	2,304,440
Hornbach Holding AG & Co. KGaA	24,471	2,788,839
Krones AG	29,489	2,635,066
MLP SE	179,160	1,480,888
STRATEC SE	6,121	855,098
VERBIO Vereinigte BioEnergie AG	62,056	3,143,861
Wuestenrot & Wuerttembergische AG	64,948	1,488,062

Total Germany		46,089,911

Hong Kong - 1.6%
Dah Sing Banking Group Ltd.	1,601,600	1,767,445
Dah Sing Financial Holdings Ltd.	1,205,829	4,122,505
Guotai Junan International Holdings Ltd.	31,514,000	5,031,949
Hutchison Port Holdings Trust	41,196,700	9,269,257
Nissin Foods Co., Ltd.(a)	1,787,000	1,366,854
Sun Hung Kai & Co., Ltd.	2,953,000	1,585,662

Total Hong Kong		23,143,672

Indonesia - 0.2%
Bumitama Agri Ltd.(a)	1,573,100	532,481
First Resources Ltd.(a)	2,045,700	2,039,308

Total Indonesia		2,571,789

Ireland - 0.5%
Hibernia REIT PLC	1,794,804	2,639,289
Irish Continental Group PLC*	211,898	1,085,573
Kenmare Resources PLC	128,215	775,797
Total Produce PLC	742,582	2,324,859

Total Ireland		6,825,518

Israel - 4.6%
Altshuler Shaham Provident Funds & Pension Ltd.	451,025	2,712,932
Arad Ltd.	39,938	541,617
Ashtrom Group Ltd.	219,431	4,983,242
Atreyu Capital Markets Ltd.	72,001	1,143,045
AudioCodes Ltd.	16,799	564,521
Big Shopping Centers Ltd.*	23,665	3,028,481
Delek Automotive Systems Ltd.	281,060	3,691,689
Delta Galil Industries Ltd.	35,916	1,488,004
Elco Ltd.	32,447	1,931,784
Electra Consumer Products 1970 Ltd.	153,683	8,833,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
FIBI Holdings Ltd.*	100,120	$3,745,474
Formula Systems 1985 Ltd.	12,075	1,083,915
Fox Wizel Ltd.	17,227	1,974,087
Freshmarket Ltd.	244,028	913,654
Hilan Ltd.	11,028	532,024
Inrom Construction Industries Ltd.	206,387	950,071
Isracard Ltd.*	479,671	1,966,673
Israel Canada T.R Ltd.	340,639	1,385,136
Israel Land Development - Urban Renewal Ltd.	102,450	1,322,088
Magic Software Enterprises Ltd.	65,345	1,055,627
Matrix IT Ltd.	100,868	2,727,785
Maytronics Ltd.	106,808	2,225,983
Mega Or Holdings Ltd.	42,310	1,363,373
Mehadrin Ltd.*	1	39
Menora Mivtachim Holdings Ltd.	71,003	1,405,461
Mivne Real Estate KD Ltd.	776,286	2,251,313
Oil Refineries Ltd.*	17,156,801	4,422,806
OPC Energy Ltd.*	329,017	3,212,926
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,547	1,878,311
Shufersal Ltd.	187,712	1,494,322
YD More Investments Ltd.	254,156	1,070,910

Total Israel		65,901,059

Italy - 3.1%
Anima Holding SpA(b)	1,400,343	6,959,858
Ascopiave SpA	393,735	1,657,603
Carel Industries SpA(b)	44,377	1,065,691
Danieli & C. Officine Meccaniche SpA	32,314	852,646
Danieli & C. Officine Meccaniche SpA, RSP	51,848	894,015
Datalogic SpA	115,294	2,726,341
Enav SpA*(b)	2,231,113	10,054,337
Falck Renewables SpA(a)	263,375	1,736,591
Fiera Milano SpA*(a)	342,215	1,412,299
Immobiliare Grande Distribuzione SIIQ SpA	644,904	3,105,056
La Doria SpA	42,517	960,015
Piaggio & C. SpA	1,147,347	4,511,881
RAI Way SpA(b)	738,338	4,448,025
SOL SpA	132,056	2,665,422
Zignago Vetro SpA	96,423	1,921,048

Total Italy		44,970,828

Japan - 23.7%
77 Bank Ltd. (The)	50,800	557,477
Adastria Co., Ltd.	22,900	418,840
ADEKA Corp.	52,601	988,135
Aeon Delight Co., Ltd.	28,500	894,878
AEON Financial Service Co., Ltd.	183,000	2,158,275
Ai Holdings Corp.(a)	33,800	666,925
Aica Kogyo Co., Ltd.	38,400	1,351,041
Aichi Bank Ltd. (The)	15,900	396,390
Airport Facilities Co., Ltd.(a)	160,300	852,122
Akita Bank Ltd. (The)	32,200	405,002
Alinco, Inc.(a)	71,100	659,176
Altech Corp.(a)	34,600	604,775
Amano Corp.	46,400	1,170,974
Anest Iwata Corp.	47,100	429,455
Aoyama Zaisan Networks Co., Ltd.(a)	40,900	588,866
Arakawa Chemical Industries Ltd.(a)	33,600	360,854
Arata Corp.	8,500	330,075
Arcs Co., Ltd.	31,700	690,037
Ariake Japan Co., Ltd.	9,500	589,738
ARTERIA Networks Corp.	56,100	912,844
Aruhi Corp.	16,300	210,304
Asahi Holdings, Inc.	96,200	1,964,044
Asahi Yukizai Corp.	35,900	432,780
Asante, Inc.	23,100	364,014
Asanuma Corp.(a)	18,700	759,861
Asia Pile Holdings Corp.	96,200	407,370
ASKUL Corp.	32,400	505,602
Autobacs Seven Co., Ltd.	73,003	972,146
Avex, Inc.	76,800	1,135,497
Axial Retailing, Inc.	16,400	554,104
Bando Chemical Industries Ltd.	70,500	566,592
Bank of Iwate Ltd. (The)	17,500	268,042
Bank of Saga Ltd. (The)	42,700	525,911
Bank of the Ryukyus Ltd.	54,200	350,623
Baroque Japan Ltd.	73,200	532,232
BayCurrent Consulting, Inc.	3,100	1,114,425
Belc Co., Ltd.	10,600	511,902
Bell System24 Holdings, Inc.	44,600	702,413
Belluna Co., Ltd.	42,700	375,871
BeNext-Yumeshin Group Co.(a)	84,995	976,382
Bic Camera, Inc.	66,300	668,436
Broadleaf Co., Ltd.(a)	73,300	341,437
Bunka Shutter Co., Ltd.	86,600	864,517
C.I. Takiron Corp.	170,800	898,704
Canon Electronics, Inc.(a)	47,800	739,029
Central Glass Co., Ltd.	35,600	682,555
Chiyoda Co., Ltd.	67,900	541,414
Chori Co., Ltd.	25,900	401,369
Chugoku Bank Ltd. (The)	96,400	733,053
Chugoku Marine Paints Ltd.	76,400	590,605
COLOPL, Inc.	45,700	340,516
Computer Engineering & Consulting Ltd.	21,900	312,744
CONEXIO Corp.	67,300	909,541
Cosmo Energy Holdings Co., Ltd.	85,600	1,964,350
Create SD Holdings Co., Ltd.(a)	26,500	787,909
Credit Saison Co., Ltd.	130,900	1,596,888
Dai-Dan Co., Ltd.	26,500	609,316
Daibiru Corp.	55,500	701,063
Daicel Corp.	277,500	2,285,206
Daido Metal Co., Ltd.	128,900	694,497
Daido Steel Co., Ltd.	19,491	964,101
Daihen Corp.	19,100	795,905
Daiken Corp.	27,600	518,728
Daiki Aluminium Industry Co., Ltd.	78,000	789,206
Daikyonishikawa Corp.	94,500	587,485
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,400	400,620
Daio Paper Corp.	51,400	851,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
Daiseki Co., Ltd.	24,500	$1,101,496
Daishi Hokuetsu Financial Group, Inc.	55,440	1,205,304
Daiwabo Holdings Co., Ltd.	71,500	1,228,494
DCM Holdings Co., Ltd.	96,400	918,922
Dexerials Corp.	63,700	1,345,282
DIC Corp.(a)	66,100	1,670,515
Digital Garage, Inc.	10,700	481,543
DMG Mori Co., Ltd.(a)	68,600	1,232,439
Doshisha Co., Ltd.	35,300	549,903
Dowa Holdings Co., Ltd.	33,100	1,304,735
DTS Corp.	30,200	719,695
Earth Corp.	11,800	685,737
EDION Corp.	95,000	928,687
Ehime Bank Ltd. (The)	21,400	150,585
Eizo Corp.	16,600	742,580
Elecom Co., Ltd.	37,800	709,069
Elematec Corp.	24,100	284,232
en Japan, Inc.	32,500	1,156,636
ES-Con Japan Ltd.(a)	63,300	436,296
Exedy Corp.	25,370	372,355
FCC Co., Ltd.	31,300	456,288
FIDEA Holdings Co., Ltd.	484,600	523,939
FJ Next Co., Ltd.(a)	55,500	505,546
France Bed Holdings Co., Ltd.	52,000	427,750
Fujibo Holdings, Inc.	12,900	449,797
Fujimi, Inc.	24,741	1,127,935
Fujitec Co., Ltd.	58,000	1,287,611
FULLCAST Holdings Co., Ltd.(a)	26,300	547,848
Funai Soken Holdings, Inc.(a)	23,700	514,187
Furukawa Co., Ltd.	71,200	801,874
Furukawa Electric Co., Ltd.	38,400	957,319
Furyu Corp.	27,700	351,397
Fuso Chemical Co., Ltd.	18,400	679,701
Future Corp.(a)	23,600	427,815
Fuyo General Lease Co., Ltd.	19,000	1,201,730
G-7 Holdings, Inc.	20,100	612,109
G-Tekt Corp.	46,800	653,151
Gecoss Corp.	60,600	479,384
Giken Ltd.	18,200	742,824
Glory Ltd.	32,177	667,660
GMO Financial Holdings, Inc.(a)	162,300	1,278,045
Godo Steel Ltd.	41,200	613,972
Goldcrest Co., Ltd.	52,100	780,162
GS Yuasa Corp.	49,500	1,264,371
GungHo Online Entertainment, Inc.	20,600	410,367
Gunma Bank Ltd. (The)	330,100	1,040,950
H.U. Group Holdings, Inc.	34,300	885,082
Hachijuni Bank Ltd. (The)	353,500	1,140,220
Hakuto Co., Ltd.	38,400	520,696
Hazama Ando Corp.	173,400	1,277,964
Heiwa Corp.	91,019	1,613,068
Heiwa Real Estate Co., Ltd.	32,300	1,219,362
Hiday Hidaka Corp.(a)	27,000	438,364
Hinokiya Group Co., Ltd.(a)	24,400	545,422
Hitachi Zosen Corp.	180,700	1,167,329
Hokkan Holdings Ltd.	28,600	359,980
Hokkoku Bank Ltd. (The)	10,400	207,363
Hokuetsu Corp.	188,300	978,909
Hokuetsu Industries Co., Ltd.	51,300	521,366
Hokuhoku Financial Group, Inc.	95,000	694,162
Hokuriku Electric Power Co.	125,400	684,678
Hokuto Corp.	38,300	662,201
Horiba Ltd.(a)	19,500	1,264,979
Ichibanya Co., Ltd.	16,300	747,518
Ichigo, Inc.	268,000	849,950
Ichinen Holdings Co., Ltd.	31,400	344,017
Iino Kaiun Kaisha Ltd.	169,700	669,687
Inaba Denki Sangyo Co., Ltd.	49,500	1,153,320
Inabata & Co., Ltd.	64,400	992,778
Ines Corp.	29,600	369,100
Infocom Corp.	15,600	430,796
Information Services International-Dentsu Ltd.(a)	26,600	1,097,648
Internet Initiative Japan, Inc.	25,000	777,097
IR Japan Holdings Ltd.	3,800	478,980
Iriso Electronics Co., Ltd.	10,500	507,073
Iseki & Co., Ltd.*(a)	24,900	332,030
Itfor, Inc.	47,500	343,657
Itochu Enex Co., Ltd.	166,101	1,480,078
Itoham Yonekyu Holdings, Inc.	215,900	1,390,832
IwaiCosmo Holdings, Inc.	57,900	859,188
Iwatani Corp.	22,000	1,320,119
JAC Recruitment Co., Ltd.	58,100	932,301
Jaccs Co., Ltd.	39,600	927,651
Japan Aviation Electronics Industry Ltd.	41,000	725,137
Japan Lifeline Co., Ltd.	39,400	479,587
Japan Material Co., Ltd.	38,100	463,763
Japan Steel Works Ltd. (The)	24,400	627,422
Japan Wool Textile Co., Ltd. (The)	80,700	703,098
JBCC Holdings, Inc.(a)	27,200	357,553
JDC Corp.(a)	118,600	609,082
Jeol Ltd.	14,000	819,894
JM Holdings Co., Ltd.	19,500	387,224
Joyful Honda Co., Ltd.(a)	58,000	707,559
Juki Corp.	83,800	598,733
Juroku Bank Ltd. (The)	35,900	632,673
Kadokawa Corp.	21,000	853,320
Kaken Pharmaceutical Co., Ltd.	47,900	2,054,275
Kamei Corp.	40,400	408,768
Kandenko Co., Ltd.	219,600	1,715,409
Kaneka Corp.	46,100	1,858,703
Kanematsu Corp.	116,400	1,548,994
Kanematsu Electronics Ltd.	21,500	695,423
Katitas Co., Ltd.	21,500	604,379
Kato Sangyo Co., Ltd.	24,100	735,008
Keihanshin Building Co., Ltd.	16,500	202,478
Keiyo Bank Ltd. (The)	135,900	498,345
KFC Holdings Japan Ltd.(a)	17,100	435,396
KH Neochem Co., Ltd.(a)	20,400	474,389
King Jim Co., Ltd.(a)	43,000	342,094
Kintetsu World Express, Inc.	29,700	625,629
Kiyo Bank Ltd. (The)	35,900	464,801
Kohnan Shoji Co., Ltd.	19,400	667,700
Kokuyo Co., Ltd.(a)	76,200	1,191,161
KOMEDA Holdings Co., Ltd.	32,000	596,810
Komeri Co., Ltd.	22,000	518,930
Kondotec, Inc.	55,400	501,640
Kotobuki Spirits Co., Ltd.(a)	7,400	478,710
Krosaki Harima Corp.	18,000	698,171
Kumagai Gumi Co., Ltd.	46,700	1,178,124
Kurabo Industries Ltd.	21,095	361,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
Kureha Corp.	19,500	$1,129,696
Kyoei Steel Ltd.	56,400	735,807
KYORIN Holdings, Inc.	74,190	1,211,211
Kyoritsu Maintenance Co., Ltd.	12,100	394,648
Kyosan Electric Manufacturing Co., Ltd.(a)	98,500	374,511
Kyudenko Corp.	47,500	1,525,700
Kyushu Financial Group, Inc.	216,600	764,999
Life Corp.	19,000	603,433
Lintec Corp.	77,130	1,674,775
Macnica Fuji Electronics Holdings, Inc.	55,000	1,323,588
Maeda Road Construction Co., Ltd.(a)	96,500	1,897,135
Mandom Corp.	38,300	714,308
Maruichi Steel Tube Ltd.	62,500	1,469,164
Maruzen Showa Unyu Co., Ltd.	19,500	586,810
Marvelous, Inc.	64,100	456,248
Matsuda Sangyo Co., Ltd.	27,200	526,159
Matsui Securities Co., Ltd.	200,940	1,466,451
Maxvalu Tokai Co., Ltd.	28,800	643,517
MCJ Co., Ltd.	84,900	947,753
Megmilk Snow Brand Co., Ltd.	28,200	537,119
Meiko Network Japan Co., Ltd.	37,800	196,850
Meisei Industrial Co., Ltd.	61,000	402,306
Meitec Corp.	30,500	1,651,545
METAWATER Co., Ltd.	32,300	613,755
Milbon Co., Ltd.(a)	11,200	633,715
Mimasu Semiconductor Industry Co., Ltd.	22,600	558,128
Mirait Holdings Corp.	64,800	1,150,741
Mitsubishi Logisnext Co., Ltd.	38,700	354,608
Mitsubishi Pencil Co., Ltd.	41,400	536,383
Mitsubishi Research Institute, Inc.	17,400	618,461
Mitsubishi Shokuhin Co., Ltd.	25,800	652,961
Mitsui Mining & Smelting Co., Ltd.	27,264	756,583
Mitsui OSK Lines Ltd.	44,400	2,136,192
Miyazaki Bank Ltd. (The)	19,300	344,301
Mizuho Leasing Co., Ltd.	30,000	1,012,253
Mizuno Corp.	25,100	534,158
Mochida Pharmaceutical Co., Ltd.	19,300	632,958
Morinaga & Co., Ltd.	21,700	694,072
Moriroku Holdings Co., Ltd.	21,700	427,978
Morita Holdings Corp.	36,100	520,082
Morningstar Japan K.K.	123,560	508,757
Musashino Bank Ltd. (The)	43,645	656,700
NAC Co., Ltd.	41,100	337,347
Nachi-Fujikoshi Corp.	17,500	616,497
Nafco Co., Ltd.	19,000	343,400
Nagaileben Co., Ltd.	20,400	491,666
Nagase & Co., Ltd.	123,700	1,847,866
Nakabayashi Co., Ltd.(a)	64,900	351,427
Nakanishi, Inc.	33,100	724,687
Nanto Bank Ltd. (The)	34,700	574,321
Nichias Corp.	65,200	1,641,896
Nichiden Corp.	19,000	368,736
Nihon Nohyaku Co., Ltd.	96,700	439,110
Nihon Parkerizing Co., Ltd.	78,401	783,374
Nikko Co., Ltd.	108,500	680,386
Nikkon Holdings Co., Ltd.	53,600	1,167,716
Nippn Corp.	42,500	600,797
Nippon Air Conditioning Services Co., Ltd.	66,100	425,818
Nippon Carbon Co., Ltd.(a)	16,300	615,344
Nippon Electric Glass Co., Ltd.(a)	62,500	1,469,727
Nippon Gas Co., Ltd.	80,900	1,376,153
Nippon Kayaku Co., Ltd.	112,899	1,068,060
Nippon Paper Industries Co., Ltd.	75,538	846,646
Nippon Shokubai Co., Ltd.	20,900	1,005,550
Nippon Soda Co., Ltd.	27,500	796,581
Nippon Steel Trading Corp.	27,473	1,081,692
Nippon Suisan Kaisha Ltd.	152,300	725,891
Nishi-Nippon Financial Holdings, Inc.	127,200	724,303
Nishi-Nippon Railroad Co., Ltd.	21,100	511,769
Nishimatsu Construction Co., Ltd.	3,100	96,639
Nissan Shatai Co., Ltd.	55,700	359,824
Nissha Co., Ltd.(a)	37,900	570,600
Nisshin Oillio Group Ltd. (The)	22,700	627,885
Nisshinbo Holdings, Inc.(a)	153,992	1,330,555
Nissin Corp.	26,500	349,545
Nissin Electric Co., Ltd.	78,000	985,981
Nitto Boseki Co., Ltd.(a)	11,200	346,121
Nitto Kogyo Corp.	44,400	729,266
Noevir Holdings Co., Ltd.	29,800	1,514,299
Nohmi Bosai Ltd.	31,300	591,087
Nojima Corp.	19,600	484,923
NOK Corp.	71,600	888,952
Nomura Co., Ltd.	132,900	1,143,522
Noritake Co., Ltd.	17,500	665,375
North Pacific Bank Ltd.	388,300	825,649
NS United Kaiun Kaisha Ltd.	35,100	765,945
NSD Co., Ltd.	50,200	839,456
Ogaki Kyoritsu Bank Ltd. (The)	27,400	457,695
Ohsho Food Service Corp.	12,600	635,733
Oita Bank Ltd. (The)	13,400	202,225
Okabe Co., Ltd.(a)	63,200	366,707
Okamura Corp.	101,100	1,369,072
Oki Electric Industry Co., Ltd.	96,500	885,098
Okinawa Cellular Telephone Co.	31,600	1,460,564
Okinawa Electric Power Co., Inc. (The)	65,200	813,605
OKUMA Corp.	13,600	665,357
Okumura Corp.	50,900	1,339,570
Onoken Co., Ltd.	50,800	580,820
Onward Holdings Co., Ltd.	463,000	1,401,640
Optorun Co., Ltd.	26,400	587,512
Organo Corp.	10,900	611,830
Orient Corp.	901,800	1,186,258
Osaka Soda Co., Ltd.	26,500	579,949
OSG Corp.	52,700	914,499
Outsourcing, Inc.	57,900	1,053,249
Pack Corp. (The)(a)	15,500	377,340
PAL GROUP Holdings Co., Ltd.	54,300	844,417
Paramount Bed Holdings Co., Ltd.	36,400	649,028
Penta-Ocean Construction Co., Ltd.	295,500	2,058,037
Pilot Corp.(a)	19,000	643,662
Pressance Corp.	28,809	387,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
Prima Meat Packers Ltd.	33,200	$898,874
PS Mitsubishi Construction Co., Ltd.	69,900	389,208
Quick Co., Ltd.(a)	22,700	237,451
Raito Kogyo Co., Ltd.	55,100	896,573
Raiznext Corp.	75,000	779,800
Raysum Co., Ltd.(a)	98,700	740,761
Relia, Inc.	73,100	893,744
Rengo Co., Ltd.	213,000	1,775,160
Resorttrust, Inc.	45,600	745,278
Restar Holdings Corp.	38,600	655,911
Ricoh Leasing Co., Ltd.	22,500	698,374
Riken Corp.	18,400	423,570
Riken Keiki Co., Ltd.	19,500	466,461
Riken Technos Corp.	83,900	464,893
Riken Vitamin Co., Ltd.	31,000	434,598
Ryoden Corp.	37,600	550,500
Saibu Gas Holdings Co., Ltd.	31,200	684,213
Sakai Chemical Industry Co., Ltd.	15,400	256,690
SAMTY Co., Ltd.	47,300	908,157
San ju San Financial Group, Inc.	42,900	521,804
San-Ai Oil Co., Ltd.	57,600	667,390
San-In Godo Bank Ltd. (The)	128,687	624,942
Sangetsu Corp.	58,000	808,938
Sanki Engineering Co., Ltd.	159,500	2,019,078
Sankyo Co., Ltd.	73,300	1,873,611
Sanshin Electronics Co., Ltd.(a)	30,900	601,630
Sanwa Holdings Corp.	192,400	2,364,480
Sanyo Chemical Industries Ltd.	22,000	1,072,349
Sanyo Trading Co., Ltd.	44,200	518,501
Sapporo Holdings Ltd.(a)	47,200	983,209
Sawai Group Holdings Co., Ltd.	32,400	1,444,995
SBS Holdings, Inc.	19,000	570,051
Seikitokyu Kogyo Co., Ltd.	91,000	696,090
Seiko Holdings Corp.	54,400	1,086,628
Seiren Co., Ltd.	30,600	604,887
Sekisui Kasei Co., Ltd.	69,900	381,021
Senko Group Holdings Co., Ltd.	126,300	1,233,527
Shibaura Machine Co., Ltd.	37,400	826,581
Shikoku Bank Ltd. (The)	62,300	390,673
Shikoku Electric Power Co., Inc.	164,800	1,122,523
Shin Nippon Air Technologies Co., Ltd.	23,700	431,550
Shinagawa Refractories Co., Ltd.	21,900	739,931
Shinko Electric Industries Co., Ltd.	1,800	65,925
Shinmaywa Industries Ltd.	82,600	713,698
Shinnihon Corp.	43,700	330,732
Shinoken Group Co., Ltd.(a)	63,100	693,025
Shinwa Co., Ltd.	26,900	530,293
Shoei Co., Ltd.	17,600	665,213
Showa Sangyo Co., Ltd.(a)	23,500	632,652
Siix Corp.(a)	33,100	423,778
Sinfonia Technology Co., Ltd.	34,100	383,736
SKY Perfect JSAT Holdings, Inc.	243,800	889,621
Solasto Corp.	37,000	468,709
SRA Holdings	28,700	689,896
Star Micronics Co., Ltd.(a)	48,800	743,498
Starts Corp., Inc.	41,500	1,063,019
Sumitomo Bakelite Co., Ltd.	21,200	937,850
Sumitomo Densetsu Co., Ltd.	35,500	731,174
Sumitomo Mitsui Construction Co., Ltd.	216,100	918,994
Sumitomo Osaka Cement Co., Ltd.	31,900	867,988
Sumitomo Riko Co., Ltd.	90,500	588,711
Sumitomo Rubber Industries Ltd.(a)	166,600	2,301,088
Systena Corp.	38,700	742,340
T-Gaia Corp.	44,200	777,751
Taikisha Ltd.	40,600	1,212,623
Taiyo Holdings Co., Ltd.	19,900	941,301
Takamatsu Construction Group Co., Ltd.	39,200	714,140
Takamiya Co., Ltd.	125,300	575,755
Takaoka Toko Co., Ltd.(a)	36,100	441,045
Takara Holdings, Inc.	80,300	1,002,032
Takara Standard Co., Ltd.	47,100	645,031
Takasago International Corp.	19,000	462,204
Takasago Thermal Engineering Co., Ltd.	66,601	1,111,317
Takashimaya Co., Ltd.	105,800	1,151,513
Takeuchi Manufacturing Co., Ltd.	23,200	578,380
Takuma Co., Ltd.	42,100	636,867
Tama Home Co., Ltd.	33,700	696,833
Tanseisha Co., Ltd.	80,100	640,136
Tayca Corp.	29,200	337,540
TechnoPro Holdings, Inc.(a)	52,200	1,235,982
Teikoku Electric Manufacturing Co., Ltd.	43,100	493,559
Tekken Corp.	21,800	361,795
TKC Corp.	33,800	1,024,750
Toa Corp.	36,700	294,949
Tobishima Corp.	46,200	437,483
Toho Holdings Co., Ltd.	29,600	476,576
Tokai Carbon Co., Ltd.(a)	136,600	1,885,496
TOKAI Holdings Corp.	107,600	877,358
Tokai Rika Co., Ltd.	67,222	1,078,677
Tokai Tokyo Financial Holdings, Inc.	163,400	580,049
Tokuyama Corp.	37,900	772,410
Tokyo Electron Device Ltd.	13,700	675,187
Tokyo Energy & Systems, Inc.	53,000	457,465
Tokyo Individualized Educational Institute, Inc.(a)	82,300	458,252
Tokyo Kiraboshi Financial Group, Inc.	42,300	570,149
Tokyo Ohka Kogyo Co., Ltd.(a)	18,600	1,174,754
Tokyo Seimitsu Co., Ltd.	21,800	987,963
Tokyo Steel Manufacturing Co., Ltd.(a)	107,800	1,076,155
Tokyotokeiba Co., Ltd.	11,100	453,541
Tokyu Construction Co., Ltd.	173,400	1,229,532
Tomoku Co., Ltd.	26,600	454,398
Tomy Co., Ltd.	55,400	475,185
Toppan Forms Co., Ltd.	65,100	634,636
Tosei Corp.	52,000	502,712
Totetsu Kogyo Co., Ltd.	40,300	816,239
Towa Bank Ltd. (The)	70,100	318,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
Toyo Ink SC Holdings Co., Ltd.(a)	58,900	$1,044,375
Toyo Seikan Group Holdings Ltd.	62,800	858,344
Toyobo Co., Ltd.	52,600	631,731
TPR Co., Ltd.	38,800	516,331
Transcosmos, Inc.	15,800	437,030
TS Tech Co., Ltd.	76,000	1,174,340
Tsubakimoto Chain Co.	28,700	819,704
Tsumura & Co.	47,101	1,483,179
Tsuzuki Denki Co., Ltd.	25,700	407,764
Ube Industries Ltd.	99,600	2,018,203
Ulvac, Inc.(a)	21,300	1,080,449
Valor Holdings Co., Ltd.	37,600	766,974
ValueCommerce Co., Ltd.	14,500	423,281
Vertex Corp.	21,900	612,663
VT Holdings Co., Ltd.	155,800	647,120
Wacoal Holdings Corp.	31,268	708,523
Wacom Co., Ltd.	58,100	369,570
Wakachiku Construction Co., Ltd.	30,300	419,597
Weathernews, Inc.	9,400	492,062
West Holdings Corp.	24,851	878,819
WIN-Partners Co., Ltd.(a)	38,100	344,304
World Co., Ltd.*	32,700	431,031
Wowow, Inc.	27,100	587,708
Xebio Holdings Co., Ltd.	70,100	610,746
Yahagi Construction Co., Ltd.	71,400	456,744
Yamagata Bank Ltd. (The)	18,100	135,191
Yamaguchi Financial Group, Inc.	185,400	1,059,047
Yamaichi Electronics Co., Ltd.(a)	46,100	690,316
Yamanashi Chuo Bank Ltd. (The)	51,400	374,652
Yamazen Corp.	54,500	491,035
Yellow Hat Ltd.	36,400	645,420
Yokogawa Bridge Holdings Corp.	35,400	671,385
Yokohama Rubber Co., Ltd. (The)(a)	136,400	2,923,647
Yondoshi Holdings, Inc.	27,700	472,939
Yuasa Trading Co., Ltd.	29,448	798,617
Yurtec Corp.	77,400	502,797
Yushin Precision Equipment Co., Ltd.	47,900	348,277
Zenrin Co., Ltd.(a)	39,700	407,409
ZERIA Pharmaceutical Co., Ltd.(a)	38,500	726,710
Zojirushi Corp.(a)	22,200	331,230

Total Japan		342,636,959

Malaysia - 0.1%
Frencken Group Ltd.	1,227,600	1,707,790

Netherlands - 0.9%
ForFarmers N.V.	364,074	2,150,143
TKH Group N.V., CVA	138,445	6,984,303
Van Lanschot Kempen N.V.	152,434	3,877,550

Total Netherlands		13,011,996

Norway - 3.7%
ABG Sundal Collier Holding ASA	1,598,541	1,827,923
AF Gruppen ASA	45,866	1,011,640
Atea ASA*	192,362	3,742,086
Austevoll Seafood ASA	442,561	5,492,669
Bonheur ASA	68,791	1,946,568
Borregaard ASA	159,520	3,485,074
Elkem ASA*(b)	1,071,904	3,901,366
Europris ASA(b)	602,883	3,783,257
Fjordkraft Holding ASA(b)	359,019	2,134,038
Kid ASA(b)	98,047	1,212,314
Norway Royal Salmon ASA	34,987	700,943
Selvaag Bolig ASA	228,811	1,582,096
SpareBank 1 Nord Norge	377,096	3,738,006
Sparebank 1 Oestlandet	121,881	1,685,474
SpareBank 1 SMN	455,209	6,305,596
Sparebanken Vest	199,559	2,075,551
TGS ASA	643,137	8,202,515

Total Norway		52,827,116

Portugal - 1.4%
Altri, SGPS, S.A.(a)	1,037,596	6,447,745
Corticeira Amorim, SGPS, S.A.	152,990	1,923,168
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,602,965	4,448,240
Sonae, SGPS, S.A.	8,121,539	7,705,070

Total Portugal		20,524,223

Singapore - 2.9%
AEM Holdings Ltd.(a)	562,200	1,601,864
Best World International Ltd.*†(a)	786,000	421,447
China Aviation Oil Singapore Corp., Ltd.(a)	1,463,800	1,121,644
CSE Global Ltd.	2,517,500	992,617
iFAST Corp., Ltd.	207,200	1,256,271
Japfa Ltd.	1,965,800	1,206,506
Keppel Infrastructure Trust	18,483,982	7,631,759
Manulife US Real Estate Investment Trust	6,803,800	5,375,002
Oxley Holdings Ltd.(a)	4,633,843	810,113
Raffles Medical Group Ltd.	3,289,400	2,887,585
Riverstone Holdings Ltd.(a)	1,137,000	1,040,403
Sembcorp Industries Ltd.	1,873,000	2,981,863
Sheng Siong Group Ltd.(a)	4,115,500	4,837,442
Singapore Post Ltd.	4,063,000	2,161,170
StarHub Ltd.	4,368,400	3,964,773
UMS Holdings Ltd.	2,462,559	2,784,623
Wing Tai Holdings Ltd.	690,900	925,175

Total Singapore		42,000,257

Spain - 3.3%
Almirall S.A.(a)	227,860	3,974,926
Cia de Distribucion Integral Logista Holdings S.A.	421,080	8,658,886
Cie Automotive S.A.	342,450	10,136,547
ContourGlobal PLC(b)	974,617	2,598,523
Ercros S.A.*	207,614	824,802
Euskaltel S.A.(b)	370,011	4,817,983
Faes Farma S.A.	908,144	3,625,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
Global Dominion Access S.A.*(b)	234,004	$1,212,699
Grupo Empresarial San Jose S.A.	117,850	730,936
Miquel y Costas & Miquel S.A.	78,848	1,529,756
Pharma Mar S.A.(a)	5,618	505,409
Prosegur Cash S.A.(a)(b)	4,271,631	4,341,330
Prosegur Cia de Seguridad S.A.	1,227,659	4,018,233

Total Spain		46,975,106

Sweden - 3.2%
AcadeMedia AB(b)	161,619	1,526,963
Akelius Residential Property AB, Class D(a)	327,208	632,499
Alimak Group AB(b)	52,359	854,676
Arjo AB, Class B	228,591	2,357,504
Atrium Ljungberg AB, Class B	250,083	5,699,289
Beijer Alma AB	101,625	2,024,859
BioGaia AB, Class B	12,773	710,926
Catena AB	58,054	3,110,369
CTT Systems AB(a)	31,863	806,620
Dustin Group AB(a)(b)	267,925	3,540,107
Instalco AB	52,152	2,164,831
JM AB	93,529	3,236,055
Kungsleden AB(a)	307,906	3,729,946
Lagercrantz Group AB, Class B	211,472	2,302,116
LeoVegas AB(b)	263,411	1,170,421
Lindab International AB	44,015	1,027,788
Midsona AB, Class B	95,955	794,375
MIPS AB	16,645	1,432,473
Mycronic AB	59,369	1,792,424
NCC AB, Class B	64,956	1,109,671
Platzer Fastigheter Holding AB, Class B	141,593	2,149,024
Ratos AB, Class B	403,714	2,449,999
Troax Group AB	39,889	1,303,646

Total Sweden		45,926,581

Switzerland - 2.1%
Bobst Group S.A., Registered Shares*	34,300	2,745,929
Comet Holding AG, Registered Shares	6,126	1,686,663
EFG International AG*(a)	468,823	3,849,588
Huber + Suhner AG, Registered Shares	43,124	3,643,625
Implenia AG, Registered Shares*(a)	41,973	1,093,428
Kardex Holding AG, Registered Shares	19,846	4,594,628
Kudelski S.A., Bearer Shares(a)	118,230	532,089
Mobilezone Holding AG, Registered Shares	280,799	3,305,126
Swissquote Group Holding S.A., Registered Shares	19,390	2,932,571
Valiant Holding AG, Registered Shares	51,211	5,080,379
Zehnder Group AG	16,670	1,590,625

Total Switzerland		31,054,651

United Kingdom - 14.3%
Aggreko PLC	174,021	2,072,260
AJ Bell PLC	262,556	1,573,427
Anglo Asian Mining PLC	598,899	1,174,836
Avon Rubber PLC	16,097	581,725
Big Yellow Group PLC	272,061	4,912,212
Bodycote PLC	320,763	3,750,995
Brewin Dolphin Holdings PLC	1,184,121	5,684,419
CareTech Holdings PLC	255,980	2,146,495
Chemring Group PLC	369,360	1,466,976
Chesnara PLC	414,451	1,517,240
Clarkson PLC	67,653	2,981,350
Clinigen Group PLC	85,252	729,005
Clipper Logistics PLC	212,109	2,358,795
Close Brothers Group PLC	327,624	6,856,833
CLS Holdings PLC	977,928	3,249,056
CMC Markets PLC(b)	1,138,451	7,234,481
Craneware PLC	28,081	826,280
Cranswick PLC	57,108	3,132,007
Daily Mail & General Trust PLC, Class A Non-Voting Shares	294,608	3,923,348
Devro PLC	414,275	1,103,395
Diversified Energy Co. PLC	3,909,967	5,682,299
Drax Group PLC	1,281,761	7,511,262
EMIS Group PLC	172,657	2,742,946
FDM Group Holdings PLC	113,005	1,592,330
Ferrexpo PLC	4,039,265	23,871,425
Gamesys Group PLC	99,111	2,524,748
Gamma Communications PLC	56,741	1,559,859
Great Portland Estates PLC	331,103	3,245,269
Helical PLC	254,807	1,531,214
Hilton Food Group PLC	143,556	2,169,571
IG Design Group PLC	115,886	848,481
Impax Asset Management Group PLC	136,911	2,118,320
IntegraFin Holdings PLC	296,219	2,107,441
iomart Group PLC(a)	245,547	909,085
James Fisher & Sons PLC	40,172	514,444
John Laing Group PLC(b)	935,639	5,167,570
Jupiter Fund Management PLC	1,950,721	7,599,403
Learning Technologies Group PLC	284,693	739,777
Liontrust Asset Management PLC	90,067	2,339,154
Luceco PLC(b)	255,137	1,464,467
Moneysupermarket.com Group PLC	1,465,918	5,196,388
NCC Group PLC	423,328	1,719,331
Nichols PLC	65,372	1,291,407
Numis Corp. PLC	255,041	1,250,759
PayPoint PLC	449,424	3,514,050
Polar Capital Holdings PLC	372,645	4,277,909
PZ Cussons PLC	925,548	3,126,173
QinetiQ Group PLC	304,343	1,444,614
RWS Holdings PLC	250,065	1,946,624
Sabre Insurance Group PLC(b)	744,974	2,624,318
Safestore Holdings PLC	416,613	5,450,270
Serica Energy PLC	461,271	883,191
Smart Metering Systems PLC	180,525	2,167,167
Spirent Communications PLC	695,508	2,367,435
Stock Spirits Group PLC	694,820	2,510,032
Telecom Plus PLC	285,179	4,475,392
TORM PLC, Class A	529,642	4,687,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2021

Investments	Shares	Value
TP ICAP Group PLC	3,142,720	$8,483,313
Ultra Electronics Holdings PLC	166,672	5,272,703
Volex PLC(a)	185,963	956,947
Workspace Group PLC	614,982	7,085,389
XPS Pensions Group PLC(a)	721,587	1,375,634
YouGov PLC	57,809	942,351

Total United Kingdom		206,563,404

TOTAL COMMON STOCKS (Cost: $1,175,042,132)		1,434,756,091

RIGHTS - 0.0%

Australia - 0.0%
Costa Group Holdings Ltd., expiring 7/19/21* (Cost: $0)	61,871	13,470

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	31,040	2,278,336
WisdomTree Japan SmallCap Dividend Fund(a)(c)	25,228	1,862,583

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,124,150)		4,140,919

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $38,020,369)	38,020,369	38,020,369

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $1,217,186,651)		1,476,930,849
Other Assets less Liabilities - (2.2)%		(31,298,782)

NET ASSETS - 100.0%		$1,445,632,067

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $421,447, which represents 0.03% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $99,792,139 and the total market value of the collateral held by the Fund was $106,426,314. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68,405,945.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,759,247	$2,232,495	$1,802,922	$278,028	$(188,512)	$2,278,336	$27,913
WisdomTree Japan SmallCap Dividend Fund	1,441,447	1,830,948	1,367,766	24,301	(66,347)	1,862,583	13,186

Total	$3,200,694	$4,063,443	$3,170,688	$302,329	$(254,859)	$4,140,919	$41,099

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/1/2021	203,024	USD	170,565	EUR	$750	$—
Bank of America N.A.	7/1/2021	346,283	USD	250,000	GBP	920	—
Bank of America N.A.	7/1/2021	832,885	USD	7,100,000	SEK	2,684	—
Barclays Bank PLC	7/1/2021	112,747	USD	150,000	AUD	135	—
Canadian Imperial Bank of Commerce	7/1/2021	1,212,812	USD	134,000,000	JPY	5,497	—
Citibank N.A.	7/2/2021	1,058,225	USD	9,060,000	SEK	—	(1,158)
HSBC Holdings PLC	7/2/2021	1,004,723	USD	7,800,000	HKD	326	—
Societe Generale	7/2/2021	90,885	USD	76,680	EUR	—	(50)

						$10,312	$(1,208)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$41,578,810	$—	$421,447	*	$42,000,257
Other	1,392,755,834	—	—		1,392,755,834
Rights	13,470	—	—		13,470
Exchange-Traded Funds	4,140,919	—	—		4,140,919
Investment of Cash Collateral for Securities Loaned	—	38,020,369	—		38,020,369

Total Investments in Securities	$1,438,489,033	$38,020,369	$421,447		$1,476,930,849

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$10,312	$—		$10,312
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(1,208)	$—		$(1,208)

Total - Net	$1,438,489,033	$38,029,473	$421,447		$1,476,939,953

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	23,200	$488,707
Mitsui-Soko Holdings Co., Ltd.	14,700	334,555

Total Air Freight & Logistics		823,262

Auto Components - 5.2%
Aisin Corp.	148,908	6,372,763
Bridgestone Corp.(a)	527,885	24,042,334
Daikyonishikawa Corp.	86,100	535,264
Denso Corp.	427,879	29,217,902
Eagle Industry Co., Ltd.	65,700	664,754
Exedy Corp.	56,800	833,653
FCC Co., Ltd.	26,500	386,314
G-Tekt Corp.	25,600	357,279
JTEKT Corp.	300,078	3,079,456
Koito Manufacturing Co., Ltd.	29,601	1,842,895
Musashi Seimitsu Industry Co., Ltd.	19,600	436,890
NGK Spark Plug Co., Ltd.(a)	124,664	1,848,788
NHK Spring Co., Ltd.	89,400	734,596
Nifco, Inc.	47,390	1,791,162
NOK Corp.	78,600	975,861
Pacific Industrial Co., Ltd.	26,000	280,404
Shoei Co., Ltd.	14,000	529,147
Stanley Electric Co., Ltd.	40,907	1,184,936
Sumitomo Electric Industries Ltd.	416,383	6,148,768
Sumitomo Riko Co., Ltd.	59,400	386,402
Sumitomo Rubber Industries Ltd.(a)	157,291	2,172,512
Tokai Rika Co., Ltd.	65,014	1,043,247
Topre Corp.	25,600	366,966
Toyo Tire Corp.(a)	83,800	1,772,794
Toyoda Gosei Co., Ltd.	48,400	1,192,666
Toyota Boshoku Corp.	86,136	1,782,633
TPR Co., Ltd.	39,394	524,236
TS Tech Co., Ltd.	89,564	1,383,929
Yokohama Rubber Co., Ltd. (The)(a)	139,800	2,996,524

Total Auto Components		94,885,075

Automobiles - 8.9%
Honda Motor Co., Ltd.	1,075,347	34,394,827
Isuzu Motors Ltd.	506,600	6,695,938
Subaru Corp.	407,767	8,051,369
Suzuki Motor Corp.	179,236	7,591,571
Toyota Motor Corp.	1,156,770	101,200,439
Yamaha Motor Co., Ltd.(a)	204,000	5,550,770

Total Automobiles		163,484,914

Banks - 10.7%
Mitsubishi UFJ Financial Group, Inc.	15,623,522	84,473,156
Mizuho Financial Group, Inc.	2,822,464	40,369,957
Sumitomo Mitsui Financial Group, Inc.	1,744,800	60,208,884
Sumitomo Mitsui Trust Holdings, Inc.	378,400	12,028,067

Total Banks		197,080,064

Beverages - 1.6%
Asahi Group Holdings Ltd.(a)	275,800	12,899,160
Kirin Holdings Co., Ltd.(a)	578,345	11,286,560
Suntory Beverage & Food Ltd.(a)	119,000	4,481,665
Takara Holdings, Inc.	59,900	747,468

Total Beverages		29,414,853

Building Products - 1.8%
AGC, Inc.(a)	163,247	6,854,050
Aica Kogyo Co., Ltd.	55,900	1,966,749
Central Glass Co., Ltd.	23,200	444,811
Daikin Industries Ltd.	67,249	12,536,101
Lixil Corp.	186,700	4,832,770
Nitto Boseki Co., Ltd.(a)	7,100	219,416
Noritz Corp.(a)	25,600	428,550
Okabe Co., Ltd.(a)	16,000	92,837
Sanwa Holdings Corp.	187,031	2,298,498
TOTO Ltd.	62,600	3,243,085

Total Building Products		32,916,867

Capital Markets - 1.1%
Monex Group, Inc.	123,200	830,287
Nomura Holdings, Inc.	2,751,945	14,078,335
SBI Holdings, Inc.	177,500	4,202,811
Sparx Group Co., Ltd.	262,900	606,383

Total Capital Markets		19,717,816

Chemicals - 6.9%
ADEKA Corp.	109,400	2,055,131
Arakawa Chemical Industries Ltd.	25,600	274,937
Asahi Kasei Corp.	944,322	10,384,224
Chugoku Marine Paints Ltd.	72,000	556,591
Daicel Corp.	263,542	2,170,262
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,100	353,124
Denka Co., Ltd.	62,015	2,064,559
DIC Corp.(a)	61,453	1,553,074
Fujimi, Inc.	22,000	1,002,973
Fujimori Kogyo Co., Ltd.	12,900	471,880
Fuso Chemical Co., Ltd.	11,000	406,343
JCU Corp.	12,500	403,190
JSP Corp.	25,400	365,015
JSR Corp.	105,900	3,205,910
Kaneka Corp.	44,400	1,790,161
Kansai Paint Co., Ltd.	78,100	1,992,081
KH Neochem Co., Ltd.(a)	15,900	369,744
Kumiai Chemical Industry Co., Ltd.	25,600	196,054
Kuraray Co., Ltd.(a)	288,837	2,776,728
Kureha Corp.	16,700	967,484
Lintec Corp.	69,947	1,518,806
Mitsubishi Chemical Holdings Corp.	1,143,563	9,618,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2021

Investments	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	143,582	$3,047,835
Mitsui Chemicals, Inc.	143,115	4,945,004
Moriroku Holdings Co., Ltd.	26,000	512,785
Nihon Parkerizing Co., Ltd.	72,600	725,411
Nippon Kayaku Co., Ltd.	108,400	1,025,498
Nippon Paint Holdings Co., Ltd.(a)	143,500	1,949,707
Nippon Sanso Holdings Corp.(a)	141,553	2,904,011
Nippon Shokubai Co., Ltd.	21,200	1,019,984
Nippon Soda Co., Ltd.	24,400	706,784
Nissan Chemical Corp.	68,753	3,369,820
Nitto Denko Corp.	118,674	8,863,929
NOF Corp.	48,000	2,504,009
Okamoto Industries, Inc.(a)	14,100	519,587
Osaka Soda Co., Ltd.	25,600	560,252
Riken Technos Corp.	47,500	263,199
Sakata INX Corp.(a)	39,000	355,248
Sanyo Chemical Industries Ltd.	21,700	1,057,726
Shikoku Chemicals Corp.	25,600	302,153
Shin-Etsu Chemical Co., Ltd.	118,479	19,833,677
Shin-Etsu Polymer Co., Ltd.	48,900	452,035
Sumitomo Bakelite Co., Ltd.	16,600	734,355
Sumitomo Chemical Co., Ltd.	1,085,585	5,760,966
Sumitomo Seika Chemicals Co., Ltd.	12,800	415,173
T Hasegawa Co., Ltd.	23,400	518,641
Taiyo Holdings Co., Ltd.	20,026	947,261
Takasago International Corp.	18,800	457,339
Tayca Corp.	21,000	242,752
Teijin Ltd.	132,900	2,027,207
Tokai Carbon Co., Ltd.(a)	124,900	1,724,000
Tokuyama Corp.	38,300	780,562
Tokyo Ohka Kogyo Co., Ltd.(a)	15,900	1,004,226
Toray Industries, Inc.	804,118	5,354,749
Tosoh Corp.	205,807	3,552,809
Toyo Ink SC Holdings Co., Ltd.(a)	56,700	1,005,366
Toyobo Co., Ltd.	60,851	730,826
Ube Industries Ltd.	103,500	2,097,230
Valqua Ltd.	15,700	307,380
Zeon Corp.	66,100	915,359

Total Chemicals		127,991,254

Commercial Services & Supplies - 0.1%
Mitsubishi Pencil Co., Ltd.	25,600	331,677
Pilot Corp.(a)	22,000	745,292
Sato Holdings Corp.	26,000	638,112

Total Commercial Services & Supplies		1,715,081

Construction & Engineering - 0.7%
JGC Holdings Corp.	66,300	618,258
Kajima Corp.	440,300	5,581,603
Obayashi Corp.	499,600	3,974,653
Penta-Ocean Construction Co., Ltd.	293,100	2,041,322
Taikisha Ltd.	38,600	1,152,888

Total Construction & Engineering		13,368,724

Construction Materials - 0.1%
Krosaki Harima Corp.	11,800	457,690
Taiheiyo Cement Corp.	57,600	1,264,719

Total Construction Materials		1,722,409

Consumer Finance - 0.2%
Acom Co., Ltd.	410,200	1,788,781
AEON Financial Service Co., Ltd.	183,500	2,164,172

Total Consumer Finance		3,952,953

Containers & Packaging - 0.1%
Fuji Seal International, Inc.	14,882	312,282
Toyo Seikan Group Holdings Ltd.	64,500	881,579

Total Containers & Packaging		1,193,861

Diversified Financial Services - 0.4%
Mitsubishi HC Capital, Inc.	1,474,290	7,903,438

Electrical Equipment - 1.8%
Daihen Corp.	15,800	658,393
Denyo Co., Ltd.	23,000	403,676
Fuji Electric Co., Ltd.	72,773	3,402,936
Furukawa Electric Co., Ltd.	42,281	1,054,073
GS Yuasa Corp.	41,684	1,064,728
Idec Corp.	23,400	442,953
Mabuchi Motor Co., Ltd.(a)	41,800	1,581,764
Mitsubishi Electric Corp.	1,059,414	15,391,522
Nidec Corp.	61,516	7,135,945
Nippon Carbon Co., Ltd.(a)	11,400	430,363
Nissin Electric Co., Ltd.	55,700	704,091
Sanyo Denki Co., Ltd.	5,700	394,414
Sinfonia Technology Co., Ltd.	26,000	292,585
Toyo Tanso Co., Ltd.	14,700	371,374

Total Electrical Equipment		33,328,817

Electronic Equipment, Instruments & Components - 3.6%
Ai Holdings Corp.(a)	26,000	513,019
Alps Alpine Co., Ltd.	57,400	606,633
Amano Corp.	42,233	1,065,813
Anritsu Corp.(a)	55,300	1,031,861
Canon Electronics, Inc.(a)	25,600	395,798
Dexerials Corp.	53,200	1,123,532
ESPEC Corp.	25,600	516,428
Hakuto Co., Ltd.	25,619	347,388
Hamamatsu Photonics K.K.	25,700	1,551,401
Hirose Electric Co., Ltd.	11,260	1,648,572
Horiba Ltd.(a)	16,500	1,070,367
Ibiden Co., Ltd.	23,201	1,252,131
Iriso Electronics Co., Ltd.	5,000	241,463
Japan Aviation Electronics Industry Ltd.	36,300	642,012
Kaga Electronics Co., Ltd.	25,600	686,880
Keyence Corp.	19,240	9,719,676
Kyosan Electric Manufacturing Co., Ltd.	74,600	283,640
Macnica Fuji Electronics Holdings, Inc.	45,700	1,099,781
Murata Manufacturing Co., Ltd.	269,768	20,616,021
Nichicon Corp.(a)	45,700	492,040
Nippon Electric Glass Co., Ltd.(a)	99,660	2,343,568
Nissha Co., Ltd.(a)	25,600	385,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2021

Investments	Shares	Value
Oki Electric Industry Co., Ltd.	94,130	$863,360
Omron Corp.	60,800	4,826,092
Optex Group Co., Ltd.	15,200	254,178
Restar Holdings Corp.	26,000	441,806
Riken Keiki Co., Ltd.	15,500	370,777
Ryoden Corp.	26,000	380,665
Ryosan Co., Ltd.	25,645	466,504
Sanshin Electronics Co., Ltd.(a)	25,954	505,330
Shimadzu Corp.	54,400	2,105,127
Siix Corp.(a)	28,200	361,043
Taiyo Yuden Co., Ltd.	29,700	1,469,078
TDK Corp.	34,568	4,201,480
Tokyo Electron Device Ltd.(a)	8,700	428,768
V Technology Co., Ltd.	6,200	298,297
Yokogawa Electric Corp.	121,238	1,813,272

Total Electronic Equipment, Instruments & Components		66,419,220

Entertainment - 3.1%
Capcom Co., Ltd.	59,200	1,733,490
GungHo Online Entertainment, Inc.	17,249	343,612
Koei Tecmo Holdings Co., Ltd.	55,122	2,691,785
Konami Holdings Corp.	18,700	1,123,786
Nexon Co., Ltd.(a)	42,800	954,796
Nintendo Co., Ltd.	80,800	47,042,941
Square Enix Holdings Co., Ltd.	30,200	1,499,252
Toei Animation Co., Ltd.(a)	10,800	1,281,521

Total Entertainment		56,671,183

Food & Staples Retailing - 1.3%
Ministop Co., Ltd.	25,600	326,602
Seven & I Holdings Co., Ltd.	501,924	23,954,333

Total Food & Staples Retailing		24,280,935

Food Products - 1.0%
Ajinomoto Co., Inc.	161,713	4,202,003
Ariake Japan Co., Ltd.	10,000	620,777
Fuji Oil Holdings, Inc.	40,000	952,518
Kagome Co., Ltd.	25,000	660,195
Kikkoman Corp.(a)	25,400	1,677,467
Nippon Suisan Kaisha Ltd.	105,600	503,310
Nisshin Seifun Group, Inc.	114,100	1,670,533
Nissin Foods Holdings Co., Ltd.	36,000	2,594,828
Riken Vitamin Co., Ltd.	21,000	294,405
Sakata Seed Corp.	11,839	389,336
Toyo Suisan Kaisha Ltd.	49,300	1,898,887
Yakult Honsha Co., Ltd.	43,987	2,492,821

Total Food Products		17,957,080

Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co., Ltd.(a)	11,800	282,375
Hoya Corp.	49,657	6,590,212
Jeol Ltd.	10,400	609,064
Mani, Inc.	12,300	282,150
Nakanishi, Inc.	31,800	696,225
Nihon Kohden Corp.	31,600	902,532
Nipro Corp.	25,900	306,394
Olympus Corp.	132,100	2,627,956
Sysmex Corp.	42,060	5,002,180
Terumo Corp.	102,512	4,158,113

Total Health Care Equipment & Supplies		21,457,201

Health Care Technology - 0.1%
M3, Inc.	25,600	1,871,275

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	4,800	115,254

Household Durables - 2.3%
Casio Computer Co., Ltd.	100,457	1,680,770
Fujitsu General Ltd.	25,600	679,730
Panasonic Corp.	1,302,570	15,086,528
Rinnai Corp.	13,100	1,247,563
Sekisui Chemical Co., Ltd.	245,100	4,193,575
Sharp Corp.	143,000	2,361,645
Sony Group Corp.	145,900	14,216,672
Sumitomo Forestry Co., Ltd.(a)	61,000	1,118,434
Tamron Co., Ltd.(a)	23,100	506,789
Toa Corp.	25,600	205,741
Zojirushi Corp.(a)	22,400	334,214

Total Household Durables		41,631,661

Household Products - 0.3%
Lion Corp.(a)	57,400	973,302
Pigeon Corp.(a)	35,700	1,006,766
Unicharm Corp.(a)	69,200	2,786,954

Total Household Products		4,767,022

Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	173,200	2,473,394

Industrial Conglomerates - 1.8%
Hitachi Ltd.	490,905	28,134,487
Nisshinbo Holdings, Inc.(a)	162,624	1,405,139
Toshiba Corp.(a)	65,300	2,826,980

Total Industrial Conglomerates		32,366,606

Insurance - 2.8%
Dai-ichi Life Holdings, Inc.	891,200	16,332,109
Sompo Holdings, Inc.	276,900	10,243,728
Tokio Marine Holdings, Inc.	548,000	25,220,146

Total Insurance		51,795,983

Internet & Direct Marketing Retail - 0.1%
Rakuten Group Inc.	123,900	1,399,861

IT Services - 1.6%
Fujitsu Ltd.	90,632	16,984,824
NEC Corp.	114,200	5,885,431
NTT Data Corp.	384,400	6,002,029

Total IT Services		28,872,284

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	66,900	4,646,051
Mizuno Corp.	26,000	553,311
Sega Sammy Holdings, Inc.	153,600	2,017,739
Shimano, Inc.(a)	17,900	4,249,617
Tomy Co., Ltd.	48,800	418,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2021

Investments	Shares	Value
Yamaha Corp.	48,607	$2,640,780

Total Leisure Products		14,526,073

Machinery - 4.9%
Aida Engineering Ltd.	49,300	439,298
Amada Co., Ltd.	306,093	3,097,058
Anest Iwata Corp.	25,600	233,419
CKD Corp.	23,300	491,233
Daifuku Co., Ltd.	25,900	2,354,545
DMG Mori Co., Ltd.(a)	61,800	1,110,273
Ebara Corp.(a)	39,031	1,923,593
FANUC Corp.	41,289	9,967,914
Fujitec Co., Ltd.	57,000	1,265,411
Furukawa Co., Ltd.	42,300	476,394
Glory Ltd.	39,000	809,235
Harmonic Drive Systems, Inc.	4,400	242,616
Hitachi Construction Machinery Co., Ltd.	49,400	1,511,064
Hitachi Zosen Corp.	151,900	981,280
Hokuetsu Industries Co., Ltd.	25,600	260,175
Hoshizaki Corp.	16,069	1,366,712
Iseki & Co., Ltd.*(a)	25,600	341,364
Japan Steel Works Ltd. (The)	27,500	707,136
Juki Corp.	39,700	283,648
Kito Corp.	26,000	391,675
Kitz Corp.(a)	42,300	287,742
Komatsu Ltd.	442,606	11,008,324
Kubota Corp.(a)	447,902	9,067,806
Kurita Water Industries Ltd.	44,400	2,132,192
Makita Corp.	57,138	2,692,420
Meidensha Corp.	31,200	620,964
MINEBEA MITSUMI, Inc.	114,201	3,024,027
MISUMI Group, Inc.	22,500	762,231
Mitsubishi Heavy Industries Ltd.	214,119	6,306,469
Mitsubishi Logisnext Co., Ltd.	42,000	384,846
Mitsuboshi Belting Ltd.	25,600	403,640
Miura Co., Ltd.	21,200	919,705
Nabtesco Corp.(a)	45,300	1,714,209
Nachi-Fujikoshi Corp.	12,400	436,832
NGK Insulators Ltd.	133,475	2,241,620
Nikkiso Co., Ltd.(a)	43,200	434,764
Nippon Thompson Co., Ltd.	25,600	139,775
Nissei ASB Machine Co., Ltd.	6,300	280,120
Nitta Corp.	26,000	608,361
NSK Ltd.	191,166	1,617,307
Obara Group, Inc.(a)	14,400	494,315
Oiles Corp.	25,600	357,048
OKUMA Corp.	11,400	557,726
Organo Corp.	8,000	449,049
OSG Corp.	47,324	821,209
Shibaura Machine Co., Ltd.	25,900	572,418
Shibuya Corp.	16,200	453,203
Shinmaywa Industries Ltd.	63,400	547,803
SMC Corp.	8,751	5,176,170
Star Micronics Co., Ltd.(a)	36,900	562,194
Sumitomo Heavy Industries Ltd.	50,137	1,382,280
Takeuchi Manufacturing Co., Ltd.	19,400	483,645
THK Co., Ltd.(a)	20,679	617,631
Tsubakimoto Chain Co.	23,500	671,187
Tsugami Corp.	20,600	317,194
Union Tool Co.(a)	11,800	423,669
YAMABIKO Corp.	10,500	114,943
Yaskawa Electric Corp.	46,000	2,250,473

Total Machinery		89,589,554

Marine - 0.3%
Iino Kaiun Kaisha Ltd.	139,600	550,904
Nippon Yusen K.K.	98,900	5,016,731
NS United Kaiun Kaisha Ltd.	21,900	477,897

Total Marine		6,045,532

Media - 0.3%
Dentsu Group, Inc.(a)	170,100	6,091,968

Metals & Mining - 0.7%
Asahi Holdings, Inc.	99,200	2,025,292
Daido Steel Co., Ltd.	19,900	984,332
Daiki Aluminium Industry Co., Ltd.	47,900	484,654
Dowa Holdings Co., Ltd.	32,900	1,296,851
Kyoei Steel Ltd.	45,300	590,994
Maruichi Steel Tube Ltd.	50,700	1,191,786
Mitsubishi Materials Corp.	59,400	1,185,431
Mitsui Mining & Smelting Co., Ltd.	33,200	921,308
Nippon Yakin Kogyo Co., Ltd.	7,510	153,597
Sumitomo Metal Mining Co., Ltd.	78,900	3,074,534
UACJ Corp.*	12,100	303,399

Total Metals & Mining		12,212,178

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	56,100	1,177,701

Oil, Gas & Consumable Fuels - 2.0%
ENEOS Holdings, Inc.	3,760,300	15,750,639
Idemitsu Kosan Co., Ltd.	368,700	8,912,714
Inpex Corp.(a)	1,631,400	12,185,157

Total Oil, Gas & Consumable Fuels		36,848,510

Paper & Forest Products - 0.2%
Hokuetsu Corp.	152,600	793,316
Oji Holdings Corp.	569,300	3,272,488

Total Paper & Forest Products		4,065,804

Personal Products - 1.2%
Kao Corp.(a)	238,380	14,679,947
Kose Corp.	13,200	2,078,890
Mandom Corp.	25,400	473,718
Rohto Pharmaceutical Co., Ltd.	32,600	876,755
Shiseido Co., Ltd.(a)	56,922	4,190,555

Total Personal Products		22,299,865

Pharmaceuticals - 9.0%
Astellas Pharma, Inc.	1,004,104	17,501,029
Chugai Pharmaceutical Co., Ltd.(a)	636,300	25,236,441
Daiichi Sankyo Co., Ltd.	566,263	12,216,567
Eisai Co., Ltd.	159,577	15,707,530
Hisamitsu Pharmaceutical Co., Inc.	24,400	1,202,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2021

Investments	Shares	Value
Kyowa Kirin Co., Ltd.(a)	169,370	$6,012,414
Nichi-iko Pharmaceutical Co., Ltd.	37,200	298,297
Ono Pharmaceutical Co., Ltd.	209,100	4,670,321
Otsuka Holdings Co., Ltd.(a)	394,400	16,370,851
Santen Pharmaceutical Co., Ltd.	108,300	1,492,918
Sawai Group Holdings Co., Ltd.	35,600	1,587,710
Shionogi & Co., Ltd.	127,777	6,666,876
Sumitomo Dainippon Pharma Co., Ltd.	179,700	3,769,183
Takeda Pharmaceutical Co., Ltd.	1,564,963	52,438,034
ZERIA Pharmaceutical Co., Ltd.	25,600	483,215

Total Pharmaceuticals		165,653,909

Professional Services - 0.7%
BeNext-Yumeshin Group Co.(a)	37,100	426,187
Outsourcing, Inc.	51,700	940,466
Persol Holdings Co., Ltd.	68,400	1,352,716
Recruit Holdings Co., Ltd.	187,600	9,245,626
Weathernews, Inc.	4,600	240,797

Total Professional Services		12,205,792

Road & Rail - 0.4%
Hitachi Transport System Ltd.	43,600	1,808,974
Nippon Express Co., Ltd.	69,500	5,297,504

Total Road & Rail		7,106,478

Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp.	52,700	4,752,924
Disco Corp.	10,500	3,211,776
Ferrotec Holdings Corp.	17,900	550,757
Lasertec Corp.(a)	13,100	2,548,239
Optorun Co., Ltd.	21,300	474,016
Rohm Co., Ltd.	36,500	3,377,376
SCREEN Holdings Co., Ltd.(a)	4,960	490,682
Shibaura Mechatronics Corp.	6,300	464,312
Shinko Electric Industries Co., Ltd.	35,659	1,306,008
SUMCO Corp.(a)	98,400	2,415,893
Tokyo Electron Ltd.	103,053	44,641,754
Tokyo Seimitsu Co., Ltd.	15,700	711,514
Ulvac, Inc.(a)	17,400	882,620
Yamaichi Electronics Co., Ltd.	18,600	278,522

Total Semiconductors & Semiconductor Equipment		66,106,393

Software - 0.3%
Trend Micro, Inc.	108,608	5,695,095

Specialty Retail - 0.7%
ABC-Mart, Inc.	49,500	2,840,932
Fast Retailing Co., Ltd.	13,300	10,021,434
IDOM, Inc.	35,800	210,949
VT Holdings Co., Ltd.	132,200	549,096

Total Specialty Retail		13,622,411

Technology Hardware, Storage & Peripherals - 3.3%
Brother Industries Ltd.	141,743	2,831,284
Canon, Inc.(a)	1,631,397	36,937,568
Eizo Corp.	13,600	608,379
FUJIFILM Holdings Corp.	171,495	12,730,402
MCJ Co., Ltd.	67,200	750,165
Seiko Epson Corp.	408,900	7,198,762
Wacom Co., Ltd.	40,800	259,526

Total Technology Hardware, Storage & Peripherals		61,316,086

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.(a)	46,092	1,167,769
Kurabo Industries Ltd.	17,947	307,552
Onward Holdings Co., Ltd.	334,600	1,012,935
Seiko Holdings Corp.	49,900	996,741
Seiren Co., Ltd.	25,610	506,247
Wacoal Holdings Corp.	25,600	580,088

Total Textiles, Apparel & Luxury Goods		4,571,332

Tobacco - 3.0%
Japan Tobacco, Inc.(a)	2,911,831	55,054,305

Trading Companies & Distributors - 7.6%
Alconix Corp.(a)	26,000	343,184
Hanwa Co., Ltd.	25,600	740,391
Inabata & Co., Ltd.	49,986	770,575
ITOCHU Corp.	1,527,894	44,051,363
Marubeni Corp.	1,446,178	12,588,094
Mitsubishi Corp.	1,635,600	44,622,009
Nagase & Co., Ltd.	114,800	1,714,915
Nippon Steel Trading Corp.	25,600	1,007,947
Sanyo Trading Co., Ltd.	25,800	302,654
Sojitz Corp.	1,382,521	4,172,849
Sumitomo Corp.	1,406,777	18,860,115
Toyota Tsusho Corp.	233,510	11,045,387

Total Trading Companies & Distributors		140,219,483

Transportation Infrastructure - 0.0%
Nissin Corp.	25,600	337,674

Wireless Telecommunication Services - 0.9%
SoftBank Group Corp.	249,000	17,442,788

TOTAL COMMON STOCKS (Cost: $1,763,980,054)		1,823,767,278

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%

United States - 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(b) (Cost: $169,042,231)	169,042,231	169,042,231

TOTAL INVESTMENTS IN SECURITIES - 108.3% (Cost: $1,933,022,285)		1,992,809,509
Other Assets less Liabilities - (8.3)%		(152,823,863)

NET ASSETS - 100.0%		$1,839,985,646

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2021

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $292,943,988 and the total market value of the collateral held by the Fund was $308,667,629. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $139,625,398.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/6/2021	1,617,754,495	JPY	14,596,009	USD	$—	$(19,914)
Bank of America N.A.	7/6/2021	38,929,273,368	JPY	350,735,345	USD	20,451	—
Bank of America N.A.	7/6/2021	382,379,141	USD	42,043,045,407	JPY	3,568,016	—
Bank of America N.A.	7/6/2021	35,070,570	USD	3,837,737,404	JPY	492,256	—
Bank of America N.A.	8/4/2021	350,533,600	USD	38,901,973,554	JPY	—	(61,516)
Citibank N.A.	7/6/2021	1,367,023,100	JPY	12,342,109	USD	—	(25,124)
Citibank N.A.	7/6/2021	3,068,465,292	JPY	27,769,746	USD	—	(122,634)
Citibank N.A.	7/6/2021	43,024,339,268	JPY	387,654,855	USD	—	(2,195)
Citibank N.A.	7/6/2021	382,379,141	USD	42,042,433,601	JPY	3,573,528	—
Citibank N.A.	8/4/2021	387,431,873	USD	42,990,641,666	JPY	—	(11,427)
Credit Suisse International	7/6/2021	47,120,069,829	JPY	424,574,366	USD	—	(18,854)
Credit Suisse International	8/4/2021	424,330,149	USD	47,088,425,830	JPY	—	(43,491)
Goldman Sachs	7/6/2021	34,829,823,276	JPY	313,815,835	USD	3,595	—
Goldman Sachs	7/6/2021	382,379,141	USD	42,042,433,601	JPY	3,573,528	—
Goldman Sachs	8/4/2021	313,635,326	USD	34,802,261,677	JPY	—	(12,077)
HSBC Holdings PLC	7/1/2021	1,288,424	USD	143,137,206	JPY	—	(1,217)
Morgan Stanley & Co. International	7/6/2021	676,176,689	JPY	6,171,055	USD	—	(78,650)
Morgan Stanley & Co. International	7/6/2021	382,379,141	USD	42,044,421,972	JPY	3,555,613	—
UBS AG	7/6/2021	4,395,653,618	JPY	40,111,855	USD	—	(506,672)
UBS AG	7/6/2021	40,975,192,012	JPY	369,195,100	USD	—	(5,417)
UBS AG	7/6/2021	382,379,141	USD	42,042,586,552	JPY	3,572,150	—
UBS AG	8/4/2021	368,982,737	USD	40,944,132,512	JPY	—	(16,868)

						$18,359,137	$(926,056)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,823,767,278	$—	$—	$1,823,767,278
Investment of Cash Collateral for Securities Loaned	—	169,042,231	—	169,042,231

Total Investments in Securities	$1,823,767,278	$169,042,231	$—	$1,992,809,509

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$18,359,137	$—	$18,359,137
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(926,056)	$—	$(926,056)

Total - Net	$1,823,767,278	$186,475,312	$—	$2,010,242,590

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	1,600	$33,704
Konoike Transport Co., Ltd.	1,600	17,472
Maruwa Unyu Kikan Co., Ltd.	1,000	14,226
Mitsui-Soko Holdings Co., Ltd.	1,200	27,311
SBS Holdings, Inc.	800	24,002

Total Air Freight & Logistics		116,715

Auto Components - 6.1%
Daido Metal Co., Ltd.	4,100	22,090
Daikyonishikawa Corp.	3,400	21,137
Eagle Industry Co., Ltd.	4,800	48,566
Exedy Corp.	3,300	48,434
FCC Co., Ltd.	2,100	30,614
Futaba Industrial Co., Ltd.	3,200	15,079
G-Tekt Corp.	2,698	37,654
JTEKT Corp.	22,600	231,925
Musashi Seimitsu Industry Co., Ltd.	1,200	26,748
NHK Spring Co., Ltd.	5,300	43,550
Nifco, Inc.	3,700	139,846
Nihon Tokushu Toryo Co., Ltd.	1,800	17,677
NOK Corp.	5,200	64,561
Pacific Industrial Co., Ltd.	2,500	26,962
Riken Corp.	1,000	23,020
Shoei Co., Ltd.	1,000	37,796
Sumitomo Riko Co., Ltd.	4,100	26,671
Sumitomo Rubber Industries Ltd.(a)	12,100	167,126
Tokai Rika Co., Ltd.	4,825	77,424
Topre Corp.	2,200	31,536
Toyo Tire Corp.(a)	6,300	133,277
Toyoda Gosei Co., Ltd.	3,600	88,711
Toyota Boshoku Corp.	7,300	151,078
TPR Co., Ltd.	2,106	28,026
TS Tech Co., Ltd.	5,600	86,530
Yokohama Rubber Co., Ltd. (The)(a)	10,500	225,061

Total Auto Components		1,851,099

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	3,400	21,964

Banks - 6.3%
77 Bank Ltd. (The)	2,500	27,435
Aichi Bank Ltd. (The)	700	17,451
Akita Bank Ltd. (The)	1,800	22,640
Aomori Bank Ltd. (The)	800	14,798
Awa Bank Ltd. (The)	1,300	23,543
Bank of Iwate Ltd. (The)	900	13,785
Bank of Nagoya Ltd. (The)	900	20,069
Bank of Okinawa Ltd. (The)	940	20,936
Bank of Saga Ltd. (The)	2,400	29,559
Bank of the Ryukyus Ltd.	1,300	8,410
Chugoku Bank Ltd. (The)	6,600	50,188
Chukyo Bank Ltd. (The)	800	10,250
Daishi Hokuetsu Financial Group, Inc.	3,300	71,744
Ehime Bank Ltd. (The)	1,500	10,555
FIDEA Holdings Co., Ltd.	20,300	21,948
Fukui Bank Ltd. (The)	1,000	12,154
Gunma Bank Ltd. (The)	25,300	79,782
Hachijuni Bank Ltd. (The)	27,100	87,412
Hokkoku Bank Ltd. (The)	1,100	21,933
Hokuhoku Financial Group, Inc.	6,400	46,765
Hyakugo Bank Ltd. (The)	10,800	29,776
Hyakujushi Bank Ltd. (The)	2,500	32,841
Iyo Bank Ltd. (The)	15,000	73,790
Jimoto Holdings, Inc.	2,240	12,937
Juroku Bank Ltd. (The)	2,300	40,533
Keiyo Bank Ltd. (The)	7,200	26,402
Kiyo Bank Ltd. (The)	2,098	27,163
Kyushu Financial Group, Inc.	16,300	57,569
Mebuki Financial Group, Inc.	89,000	187,639
Miyazaki Bank Ltd. (The)	1,200	21,407
Musashino Bank Ltd. (The)	2,700	40,625
Nanto Bank Ltd. (The)	2,200	36,412
Nishi-Nippon Financial Holdings, Inc.	11,100	63,206
North Pacific Bank Ltd.(a)	28,300	60,175
Ogaki Kyoritsu Bank Ltd. (The)	1,700	28,397
Oita Bank Ltd. (The)	1,000	15,091
San ju San Financial Group, Inc.	2,200	26,759
San-In Godo Bank Ltd. (The)	9,100	44,192
Senshu Ikeda Holdings, Inc.	19,100	27,362
Seven Bank Ltd.	115,200	244,952
Shiga Bank Ltd. (The)	1,400	24,496
Shikoku Bank Ltd. (The)	3,500	21,948
Suruga Bank Ltd.(a)	5,700	17,050
Tochigi Bank Ltd. (The)	7,100	10,939
Toho Bank Ltd. (The)(a)	10,600	19,483
Tokyo Kiraboshi Financial Group, Inc.	2,300	31,001
TOMONY Holdings, Inc.	6,600	17,423
Towa Bank Ltd. (The)	1,000	4,550
Yamagata Bank Ltd. (The)	200	1,494
Yamaguchi Financial Group, Inc.	11,400	65,119
Yamanashi Chuo Bank Ltd. (The)	1,900	13,849

Total Banks		1,935,937

Beverages - 0.4%
Sapporo Holdings Ltd.(a)	2,800	58,326
Takara Holdings, Inc.	5,500	68,632

Total Beverages		126,958

Building Products - 2.2%
Aica Kogyo Co., Ltd.	3,300	116,105
Bunka Shutter Co., Ltd.	3,800	37,935
Central Glass Co., Ltd.	1,700	32,594
Kondotec, Inc.	1,700	15,393
Nichias Corp.	3,900	98,212
Nichiha Corp.	700	17,804
Nihon Flush Co., Ltd.	1,000	11,280
Nippon Aqua Co., Ltd.	2,400	11,979
Nitto Boseki Co., Ltd.	500	15,452
Noritz Corp.(a)	1,400	23,436
Okabe Co., Ltd.(a)	2,900	16,827
Sanwa Holdings Corp.	10,900	133,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
Shin Nippon Air Technologies Co., Ltd.(a)	1,100	$20,030
Sinko Industries Ltd.	1,900	32,098
Takara Standard Co., Ltd.	2,217	30,362
Takasago Thermal Engineering Co., Ltd.	3,600	60,070

Total Building Products		673,531

Capital Markets - 1.9%
GCA Corp.(a)	3,800	33,313
GMO Financial Holdings, Inc.(a)	11,700	92,133
Ichiyoshi Securities Co., Ltd.(a)	5,400	27,975
IwaiCosmo Holdings, Inc.(a)	3,100	46,001
Kyokuto Securities Co., Ltd.(a)	2,900	21,190
Marusan Securities Co., Ltd.	5,000	27,210
Matsui Securities Co., Ltd.	18,000	131,363
Mito Securities Co., Ltd.	6,000	15,893
Monex Group, Inc.	8,565	57,723
Morningstar Japan K.K.	5,899	24,289
Okasan Securities Group, Inc.	8,200	30,734
Sparx Group Co., Ltd.	12,900	29,754
Tokai Tokyo Financial Holdings, Inc.	9,900	35,144

Total Capital Markets		572,722

Chemicals - 9.2%
ADEKA Corp.	7,600	142,770
Arakawa Chemical Industries Ltd.(a)	1,700	18,258
Asahi Yukizai Corp.	2,200	26,521
C.I. Takiron Corp.	8,200	43,146
Chugoku Marine Paints Ltd.	5,700	44,063
Daicel Corp.	21,200	174,582
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	900	18,585
Denka Co., Ltd.	4,900	163,127
DIC Corp.(a)	4,600	116,254
Fujimi, Inc.	1,600	72,944
Fujimori Kogyo Co., Ltd.	700	25,606
Fuso Chemical Co., Ltd.	1,000	36,940
Hokko Chemical Industry Co., Ltd.	1,300	11,385
JCU Corp.	600	19,353
JSP Corp.	1,517	21,800
Kaneka Corp.	3,348	134,988
KH Neochem Co., Ltd.(a)	1,400	32,556
Koatsu Gas Kogyo Co., Ltd.	2,500	14,686
Konishi Co., Ltd.	1,400	20,359
Kumiai Chemical Industry Co., Ltd.	2,494	19,100
Kureha Corp.	1,100	63,726
Lintec Corp.	5,500	119,425
Moriroku Holdings Co., Ltd.	900	17,750
Nihon Nohyaku Co., Ltd.	4,700	21,342
Nihon Parkerizing Co., Ltd.	4,200	41,966
Nippon Kayaku Co., Ltd.	8,000	75,683
Nippon Pillar Packing Co., Ltd.(a)	1,700	33,988
Nippon Shokubai Co., Ltd.	1,700	81,791
Nippon Soda Co., Ltd.	1,700	49,243
Okamoto Industries, Inc.	700	25,795
Osaka Organic Chemical Industry Ltd.(a)	800	31,715
Osaka Soda Co., Ltd.	1,577	34,512
Sakata INX Corp.(a)	2,600	23,683
Sanyo Chemical Industries Ltd.	1,600	77,989
Sekisui Kasei Co., Ltd.	3,000	16,353
Shikoku Chemicals Corp.	2,000	23,606
Shin-Etsu Polymer Co., Ltd.	3,700	34,203
Sumitomo Bakelite Co., Ltd.	1,400	61,934
Sumitomo Seika Chemicals Co., Ltd.	900	29,192
T Hasegawa Co., Ltd.	1,700	37,679
Taiyo Holdings Co., Ltd.	1,500	70,952
Takasago International Corp.	800	19,461
Tayca Corp.	1,000	11,560
Tokai Carbon Co., Ltd.(a)	10,200	140,791
Tokuyama Corp.	2,600	52,989
Tokyo Ohka Kogyo Co., Ltd.(a)	1,200	75,791
Toyo Ink SC Holdings Co., Ltd.(a)	3,800	67,379
Toyobo Co., Ltd.	3,400	40,834
Ube Industries Ltd.(a)	7,780	157,647
Valqua Ltd.	1,700	33,283
Zeon Corp.	5,700	78,934

Total Chemicals		2,808,219

Commercial Services & Supplies - 1.6%
Aeon Delight Co., Ltd.	1,400	43,959
CTS Co., Ltd.	1,400	10,696
Daiseki Co., Ltd.	1,200	53,951
Japan Elevator Service Holdings Co., Ltd.	800	18,611
Kokuyo Co., Ltd.(a)	4,000	62,528
Matsuda Sangyo Co., Ltd.	1,000	19,344
Mitsubishi Pencil Co., Ltd.	1,800	23,321
Nippon Air Conditioning Services Co., Ltd.	3,400	21,903
Nippon Kanzai Co., Ltd.	1,300	29,188
Nippon Parking Development Co., Ltd.	16,400	24,972
Okamura Corp.	5,100	69,063
Pilot Corp.(a)	900	30,489
Sato Holdings Corp.	1,500	36,814
Takara & Co. Ltd.(a)	700	10,766
Toppan Forms Co., Ltd.	3,100	30,221

Total Commercial Services & Supplies		485,826

Construction & Engineering - 6.5%
Asanuma Corp.	800	32,507
Dai-Dan Co., Ltd.	1,400	32,190
Daiho Corp.	600	21,759
Fudo Tetra Corp.	1,500	23,881
Hazama Ando Corp.	10,300	75,911
JDC Corp.(a)	5,700	29,273
JGC Holdings Corp.	4,100	38,233
Kandenko Co., Ltd.	11,300	88,270
Kumagai Gumi Co., Ltd.	2,400	60,546
Kyudenko Corp.	2,700	86,724
Maeda Corp.(a)	5,600	48,588
Maeda Road Construction Co., Ltd.(a)	5,400	106,161
Meisei Industrial Co., Ltd.	2,800	18,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
Mirait Holdings Corp.	3,044	$54,056
Nippon Densetsu Kogyo Co., Ltd.	1,200	19,515
Nippon Koei Co., Ltd.	700	19,457
Nishimatsu Construction Co., Ltd.	3,100	96,639
Nittoc Construction Co., Ltd.	4,500	30,611
Okumura Corp.	2,600	68,426
Oriental Shiraishi Corp.*	7,000	17,533
Penta-Ocean Construction Co., Ltd.	17,300	120,487
Raito Kogyo Co., Ltd.	2,600	42,307
Raiznext Corp.	3,800	39,510
Sanki Engineering Co., Ltd.	8,600	108,866
Seikitokyu Kogyo Co., Ltd.	4,300	32,892
Shinnihon Corp.	1,600	12,109
SHO-BOND Holdings Co., Ltd.(a)	1,500	62,506
Sumitomo Densetsu Co., Ltd.	2,000	41,193
Sumitomo Mitsui Construction Co., Ltd.	10,040	42,696
Taihei Dengyo Kaisha Ltd.	1,000	23,552
Taikisha Ltd.	2,100	62,722
Takamatsu Construction Group Co., Ltd.	1,900	34,614
Tekken Corp.	800	13,277
Toa Corp.(a)	1,100	24,400
Toa Road Corp.	500	20,723
Tobishima Corp.	2,100	19,886
Toda Corp.	15,600	107,523
Tokyu Construction Co., Ltd.	7,500	53,181
Totetsu Kogyo Co., Ltd.	1,900	38,483
Toyo Construction Co., Ltd.	5,000	25,543
Wakachiku Construction Co., Ltd.	900	12,463
Yahagi Construction Co., Ltd.	3,200	20,470
Yokogawa Bridge Holdings Corp.	1,600	30,345
Yurtec Corp.	3,200	20,787

Total Construction & Engineering		1,979,282

Construction Materials - 0.6%
Asia Pile Holdings Corp.	5,300	22,444
Krosaki Harima Corp.	700	27,151
Shinagawa Refractories Co., Ltd.	1,200	40,544
Sumitomo Osaka Cement Co., Ltd.	2,100	57,140
Vertex Corp.	1,000	27,976

Total Construction Materials		175,255

Consumer Finance - 1.4%
AEON Financial Service Co., Ltd.	14,100	166,293
Credit Saison Co., Ltd.	10,500	128,093
Jaccs Co., Ltd.	2,600	60,906
Orient Corp.	61,400	80,768

Total Consumer Finance		436,060

Containers & Packaging - 0.9%
Fuji Seal International, Inc.	1,300	27,279
Hokkan Holdings Ltd.	1,300	16,363
Kohsoku Corp.	1,000	13,271
Pack Corp. (The)(a)	600	14,607
Rengo Co., Ltd.	16,181	134,854
Tomoku Co., Ltd.	1,200	20,499
Toyo Seikan Group Holdings Ltd.	4,300	58,772

Total Containers & Packaging		285,645

Distributors - 0.2%
Arata Corp.	500	19,416
Doshisha Co., Ltd.	2,000	31,156
Happinet Corp.	1,700	22,608

Total Distributors		73,180

Diversified Consumer Services - 0.6%
Asante, Inc.	1,000	15,758
Benesse Holdings, Inc.	3,100	77,172
Japan Best Rescue System Co., Ltd.	1,400	10,759
Riso Kyoiku Co., Ltd.	5,700	17,101
Sprix Ltd.	900	10,250
Studio Alice Co., Ltd.	900	20,013
Tokyo Individualized Educational Institute, Inc.(a)	4,200	23,386

Total Diversified Consumer Services		174,439

Diversified Financial Services - 1.0%
eGuarantee, Inc.	200	4,233
Fuyo General Lease Co., Ltd.	1,500	94,873
Japan Investment Adviser Co., Ltd.(a)	1,200	16,153
Japan Securities Finance Co., Ltd.	6,500	47,495
Mizuho Leasing Co., Ltd.	2,200	74,232
NEC Capital Solutions Ltd.	1,200	23,289
Ricoh Leasing Co., Ltd.	1,500	46,558

Total Diversified Financial Services		306,833

Diversified Telecommunication Services - 0.4%
ARTERIA Networks Corp.	3,600	58,578
Asahi Net, Inc.	1,400	8,704
Internet Initiative Japan, Inc.(a)	1,400	43,517

Total Diversified Telecommunication Services		110,799

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.(a)	6,500	29,458
Hokuriku Electric Power Co.(a)	9,400	51,323
Okinawa Electric Power Co., Inc. (The)	4,383	54,694
Shikoku Electric Power Co., Inc.	12,100	82,418

Total Electric Utilities		217,893

Electrical Equipment - 1.4%
Daihen Corp.	900	37,503
Denyo Co., Ltd.	900	15,796
Furukawa Electric Co., Ltd.	2,526	62,974
GS Yuasa Corp.	2,500	63,857
Idec Corp.	1,200	22,715
Mabuchi Motor Co., Ltd.(a)	2,400	90,819
Nippon Carbon Co., Ltd.(a)	700	26,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
Nissin Electric Co., Ltd.	3,400	$42,979
Nitto Kogyo Corp.	2,100	34,492
Sanyo Denki Co., Ltd.	300	20,759
Tatsuta Electric Wire and Cable Co., Ltd.	4,100	20,354

Total Electrical Equipment		438,674

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.(a)	1,900	37,490
Alps Alpine Co., Ltd.	4,000	42,274
Amano Corp.	3,500	88,328
Canon Electronics, Inc.(a)	2,500	38,652
Canon Marketing Japan, Inc.(a)	6,900	160,579
CONEXIO Corp.	2,700	36,490
Daiwabo Holdings Co., Ltd.	4,800	82,472
Dexerials Corp.	4,100	86,588
Elematec Corp.	1,958	23,092
ESPEC Corp.	1,400	28,242
Hakuto Co., Ltd.	2,100	28,476
Horiba Ltd.(a)	1,300	84,332
Innotech Corp.	2,000	24,615
Iriso Electronics Co., Ltd.	400	19,317
Japan Aviation Electronics Industry Ltd.	2,700	47,753
Kaga Electronics Co., Ltd.	2,000	53,663
Kyosan Electric Manufacturing Co., Ltd.	4,600	17,490
Macnica Fuji Electronics Holdings, Inc.	3,700	89,041
Meiko Electronics Co., Ltd.	700	20,560
Nichicon Corp.(a)	3,300	35,530
Nippon Ceramic Co., Ltd.	1,100	28,949
Nippon Electric Glass Co., Ltd.(a)	7,300	171,664
Nippon Signal Co., Ltd.	3,100	25,584
Nissha Co., Ltd.(a)	2,100	31,616
Nohmi Bosai Ltd.	2,166	40,904
Oki Electric Industry Co., Ltd.	5,900	54,115
Optex Group Co., Ltd.	1,300	21,739
Osaki Electric Co., Ltd.	3,300	18,077
Restar Holdings Corp.	2,500	42,481
Riken Keiki Co., Ltd.	800	19,137
Ryoden Corp.	1,700	24,890
Ryosan Co., Ltd.	1,200	21,829
Sanshin Electronics Co., Ltd.(a)	1,500	29,205
Siix Corp.(a)	1,600	20,485
Tachibana Eletech Co., Ltd.	1,500	19,448
Tokyo Electron Device Ltd.	700	34,499
Tsuzuki Denki Co., Ltd.	1,700	26,973
V Technology Co., Ltd.	400	19,245

Total Electronic Equipment, Instruments & Components		1,695,824

Energy Equipment & Services - 0.1%
Toyo Kanetsu K.K.	1,000	22,164

Entertainment - 1.1%
Akatsuki, Inc.	300	9,609
Avex, Inc.	3,200	47,312
COLOPL, Inc.	3,200	23,844
Daiichikosho Co., Ltd.	2,700	103,753
GungHo Online Entertainment, Inc.	1,500	29,881
Marvelous, Inc.	3,400	24,200
Toei Animation Co., Ltd.(a)	900	106,793

Total Entertainment		345,392

Food & Staples Retailing - 2.5%
Aeon Hokkaido Corp.	2,000	20,416
Ain Holdings, Inc.	400	24,975
Arcs Co., Ltd.	2,000	43,535
Axial Retailing, Inc.	800	27,029
Belc Co., Ltd.	600	28,976
Cawachi Ltd.	800	16,174
cocokara fine, Inc.(a)	600	44,869
Create SD Holdings Co., Ltd.	1,700	50,545
G-7 Holdings, Inc.	1,400	42,635
Heiwado Co., Ltd.(a)	1,400	27,977
Inageya Co., Ltd.(a)	1,000	13,262
JM Holdings Co., Ltd.	900	17,872
Kato Sangyo Co., Ltd.	1,500	45,747
Kusuri no Aoki Holdings Co., Ltd.(a)	200	14,596
Life Corp.	1,500	47,639
Maxvalu Tokai Co., Ltd.	1,100	24,579
Mitsubishi Shokuhin Co., Ltd.	1,500	37,963
Nihon Chouzai Co., Ltd.	1,100	15,491
Okuwa Co., Ltd.	1,800	17,629
Qol Holdings Co., Ltd.	1,300	18,155
Retail Partners Co., Ltd.(a)	1,100	11,625
San-A Co., Ltd.	600	22,813
United Super Markets Holdings, Inc.	2,800	27,372
Valor Holdings Co., Ltd.	2,500	50,996
Yaoko Co., Ltd.	800	45,914
Yokohama Reito Co., Ltd.	3,100	24,635

Total Food & Staples Retailing		763,419

Food Products - 2.9%
Ariake Japan Co., Ltd.	500	31,039
DyDo Group Holdings, Inc.(a)	300	13,488
Feed One Co., Ltd.	2,700	17,856
Fuji Oil Holdings, Inc.	3,251	77,416
Fujicco Co., Ltd.(a)	1,100	18,930
Hokuto Corp.	2,100	36,309
Itoham Yonekyu Holdings, Inc.	15,000	96,630
J-Oil Mills, Inc.	1,400	23,701
Kakiyasu Honten Co., Ltd.	700	15,994
Kameda Seika Co., Ltd.	500	19,957
Kotobuki Spirits Co., Ltd.	400	25,876
Kyokuyo Co., Ltd.	900	23,475
Marudai Food Co., Ltd.	1,100	16,799
Maruha Nichiro Corp.	1,400	29,781
Megmilk Snow Brand Co., Ltd.	1,700	32,379
Mitsui DM Sugar Holdings Co., Ltd.	1,300	21,868
Morinaga & Co., Ltd.	1,300	41,580
Morinaga Milk Industry Co., Ltd.	1,300	67,817
Nippn Corp.	2,400	33,927
Nippon Suisan Kaisha Ltd.	9,700	46,232
Nisshin Oillio Group Ltd. (The)	1,300	35,958
Prima Meat Packers Ltd.	2,100	56,856
Riken Vitamin Co., Ltd.	1,800	25,235
S Foods, Inc.	800	23,714
Sakata Seed Corp.	600	19,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
Showa Sangyo Co., Ltd.(a)	1,500	$40,382

Total Food Products		892,931

Gas Utilities - 0.4%
Nippon Gas Co., Ltd.	4,400	74,846
Saibu Gas Holdings Co., Ltd.(a)	1,600	35,088
Shizuoka Gas Co., Ltd.(a)	2,400	21,516

Total Gas Utilities		131,450

Health Care Equipment & Supplies - 1.3%
Daiken Medical Co., Ltd.	1,900	9,501
Eiken Chemical Co., Ltd.	1,000	19,362
Hogy Medical Co., Ltd.	1,000	30,769
Japan Lifeline Co., Ltd.	1,500	18,258
Jeol Ltd.	800	46,851
Mani, Inc.	1,500	34,409
Menicon Co., Ltd.	300	21,083
Nagaileben Co., Ltd.	1,400	33,742
Nakanishi, Inc.	2,200	48,166
Nihon Kohden Corp.	2,100	59,978
Nipro Corp.	2,623	31,030
Paramount Bed Holdings Co., Ltd.	2,306	41,117
Taiko Pharmaceutical Co., Ltd.(a)	300	2,752

Total Health Care Equipment & Supplies		397,018

Health Care Providers & Services - 1.2%
As One Corp.	400	52,293
BML, Inc.	1,000	34,147
France Bed Holdings Co., Ltd.	2,400	19,742
H.U. Group Holdings, Inc.	2,200	56,769
Ship Healthcare Holdings, Inc.	3,318	77,517
Solasto Corp.	2,100	26,603
Toho Holdings Co., Ltd.	2,400	38,641
Tokai Corp.	900	19,721
Vital KSK Holdings, Inc.	3,200	20,643
WIN-Partners Co., Ltd.	1,600	14,459

Total Health Care Providers & Services		360,535

Hotels, Restaurants & Leisure - 1.4%
Doutor Nichires Holdings Co., Ltd.	900	13,898
Food & Life Cos Ltd.	1,000	43,202
Fuji Kyuko Co., Ltd.	300	14,380
Hiday Hidaka Corp.(a)	1,422	23,087
Ichibanya Co., Ltd.	1,000	45,860
KFC Holdings Japan Ltd.	1,000	25,462
KOMEDA Holdings Co., Ltd.	1,700	31,706
Koshidaka Holdings Co., Ltd.(a)	4,400	23,984
Kyoritsu Maintenance Co., Ltd.	700	22,831
MOS Food Services, Inc.(a)	700	19,141
Ohsho Food Service Corp.	700	35,318
Resorttrust, Inc.	2,600	42,494
Rock Field Co., Ltd.	1,100	14,628
Saizeriya Co., Ltd.	900	21,610
St. Marc Holdings Co., Ltd.	1,600	22,979
Tokyotokeiba Co., Ltd.	700	28,602

Total Hotels, Restaurants & Leisure		429,182

Household Durables - 1.6%
ES-Con Japan Ltd.(a)	4,700	32,395
FJ Next Co., Ltd.	2,500	22,772
Foster Electric Co., Ltd.	1,200	10,552
Fuji Corp., Ltd.	2,900	16,879
Hinokiya Group Co., Ltd.(a)	1,400	31,295
Hoosiers Holdings(a)	5,400	34,738
Ki-Star Real Estate Co., Ltd.	700	33,300
LEC, Inc.(a)	1,000	10,181
Pressance Corp.	2,117	28,496
Sanei Architecture Planning Co., Ltd.	1,000	17,993
Sangetsu Corp.	3,400	47,421
Sumitomo Forestry Co., Ltd.(a)	4,700	86,174
Tama Home Co., Ltd.	2,100	43,423
Tamron Co., Ltd.(a)	1,900	41,684
Toa Corp.	2,300	18,485
Zojirushi Corp.(a)	1,600	23,872

Total Household Durables		499,660

Household Products - 0.2%
Earth Corp.	700	40,679
ST Corp.	1,000	15,587

Total Household Products		56,266

Independent Power & Renewable Electricity Producers - 0.9%
Electric Power Development Co., Ltd.	13,500	192,788
eRex Co., Ltd.	1,000	24,344
West Holdings Corp.	1,300	45,973

Total Independent Power & Renewable Electricity Producers		263,105

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.(a)	7,900	68,259
TOKAI Holdings Corp.	6,300	51,370

Total Industrial Conglomerates		119,629

Interactive Media & Services - 0.2%
Dip Corp.	2,200	68,087
MTI Ltd.	1,700	10,354

Total Interactive Media & Services		78,441

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	2,200	34,331
Belluna Co., Ltd.	2,500	22,007

Total Internet & Direct Marketing Retail		56,338

IT Services - 2.8%
Bell System24 Holdings, Inc.	2,200	34,648
Comture Corp.	500	10,681
Digital Garage, Inc.	500	22,502
DTS Corp.	2,100	50,045
Future Corp.(a)	1,500	27,192
GMO Internet, Inc.	1,500	40,950
ID Holdings Corp.	1,650	13,394
Ines Corp.	1,400	17,457
Infocom Corp.	900	24,854
Infomart Corp.(a)	1,700	13,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
Information Services International-Dentsu Ltd.(a)	1,800	$74,277
Itfor, Inc.	2,000	14,470
JBCC Holdings, Inc.(a)	1,400	18,403
Kanematsu Electronics Ltd.	1,900	61,456
Mitsubishi Research Institute, Inc.	900	31,989
NEC Networks & System Integration Corp.	4,700	74,318
NS Solutions Corp.	2,600	83,863
NSD Co., Ltd.	3,700	61,872
Relia, Inc.	3,700	45,237
SB Technology Corp.	500	13,808
TDC Soft, Inc.	1,500	13,488
TechMatrix Corp.	600	9,952
TKC Corp.	2,000	60,636
Transcosmos, Inc.	1,100	30,426
Uchida Yoko Co., Ltd.	200	8,866

Total IT Services		858,738

Leisure Products - 1.2%
Furyu Corp.	2,500	31,715
GLOBERIDE, Inc.	300	12,123
Heiwa Corp.	6,800	120,512
Mizuno Corp.	1,300	27,665
Sankyo Co., Ltd.	5,400	138,029
Tomy Co., Ltd.	3,200	27,447

Total Leisure Products		357,491

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	1,400	22,680

Machinery - 4.7%
Aichi Corp.	3,000	22,056
Aida Engineering Ltd.	3,000	26,732
Alinco, Inc.(a)	2,200	20,396
CKD Corp.	800	16,866
DMG Mori Co., Ltd.(a)	3,700	66,473
Ebara Corp.(a)	2,100	103,496
Fujitec Co., Ltd.	3,400	75,481
Furukawa Co., Ltd.	2,600	29,282
Giken Ltd.	900	36,733
Glory Ltd.	1,900	39,424
Hitachi Zosen Corp.	8,035	51,906
Japan Steel Works Ltd. (The)	1,503	38,648
Juki Corp.	2,300	16,433
Kitz Corp.(a)	3,100	21,087
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,500	21,313
Meidensha Corp.	1,600	31,844
METAWATER Co., Ltd.	1,700	32,303
Mitsubishi Logisnext Co., Ltd.	1,900	17,410
Mitsuboshi Belting Ltd.	1,400	22,074
Morita Holdings Corp.	1,600	23,051
Nachi-Fujikoshi Corp.	700	24,660
Nikkiso Co., Ltd.(a)	1,800	18,115
Nikko Co., Ltd.	3,100	19,440
Nissei ASB Machine Co., Ltd.	300	13,339
Nitta Corp.	900	21,059
Noritake Co., Ltd.	700	26,615
Obara Group, Inc.(a)	600	20,596
Oiles Corp.	1,600	22,316
OKUMA Corp.	600	29,354
Organo Corp.	400	22,452
OSG Corp.	2,500	43,382
Sansei Technologies, Inc.	2,500	18,876
Shibaura Machine Co., Ltd.	1,900	41,992
Shibuya Corp.(a)	600	16,785
Shinmaywa Industries Ltd.	3,800	32,834
Shinwa Co., Ltd.	1,300	25,628
Sodick Co., Ltd.(a)	2,500	22,998
Star Micronics Co., Ltd.(a)	2,200	33,518
Sumitomo Heavy Industries Ltd.	2,600	71,682
Takeuchi Manufacturing Co., Ltd.	1,100	27,423
Takuma Co., Ltd.	2,200	33,280
Technoflex Corp.	1,100	10,010
Teikoku Electric Manufacturing Co., Ltd.	1,800	20,613
Tocalo Co., Ltd.	1,800	22,753
Tsubakimoto Chain Co.	1,600	45,698
Tsugami Corp.	1,100	16,938
Union Tool Co.(a)	500	17,952
YAMABIKO Corp.	1,400	15,326

Total Machinery		1,448,642

Marine - 1.6%
Iino Kaiun Kaisha Ltd.	7,600	29,992
Mitsui OSK Lines Ltd.	2,600	125,092
Nippon Yusen K.K.	5,800	294,207
NS United Kaiun Kaisha Ltd.	1,400	30,550

Total Marine		479,841

Media - 1.0%
FAN Communications, Inc.	2,200	7,849
Gakken Holdings Co., Ltd.	1,000	12,163
Intage Holdings, Inc.	2,800	39,128
Kadokawa Corp.	1,600	65,015
Proto Corp.	1,300	15,391
SKY Perfect JSAT Holdings, Inc.	17,100	62,398
Tow Co., Ltd.	6,000	17,623
Tv Tokyo Holdings Corp.	800	15,317
ValueCommerce Co., Ltd.	700	20,434
Wowow, Inc.	1,700	36,867
Zenrin Co., Ltd.	800	8,210

Total Media		300,395

Metals & Mining - 2.8%
Asahi Holdings, Inc.	7,200	146,997
Daido Steel Co., Ltd.	1,300	64,303
Daiki Aluminium Industry Co., Ltd.	4,200	42,496
Dowa Holdings Co., Ltd.	2,500	98,545
Godo Steel Ltd.	2,900	43,216
Kurimoto Ltd.(a)	1,500	22,326
Kyoei Steel Ltd.	3,800	49,576
Maruichi Steel Tube Ltd.	4,200	98,728
Mitsubishi Materials Corp.	3,900	77,831
Mitsui Mining & Smelting Co., Ltd.	2,200	61,051
Toho Titanium Co., Ltd.	2,700	25,129
Tokyo Steel Manufacturing Co., Ltd.	8,200	81,860
Tokyo Tekko Co., Ltd.	900	12,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
UACJ Corp.*	953	$23,896

Total Metals & Mining		848,506

Multiline Retail - 0.6%
Izumi Co., Ltd.	2,300	86,620
MrMax Holdings Ltd.	1,700	10,017
Takashimaya Co., Ltd.	7,200	78,364

Total Multiline Retail		175,001

Oil, Gas & Consumable Fuels - 1.3%
Cosmo Energy Holdings Co., Ltd.	6,400	146,867
Itochu Enex Co., Ltd.	8,600	76,632
Iwatani Corp.	1,700	102,009
Sala Corp.	3,900	20,380
San-Ai Oil Co., Ltd.	2,800	32,443
Sinanen Holdings Co., Ltd.	700	19,205

Total Oil, Gas & Consumable Fuels		397,536

Paper & Forest Products - 0.6%
Daiken Corp.	1,400	26,312
Daio Paper Corp.	3,300	54,678
Hokuetsu Corp.	10,200	53,027
Nippon Paper Industries Co., Ltd.	5,500	61,645

Total Paper & Forest Products		195,662

Personal Products - 0.6%
Kitanotatsujin Corp.	2,700	12,017
Mandom Corp.	1,800	33,571
Milbon Co., Ltd.(a)	500	28,291
Noevir Holdings Co., Ltd.	2,000	101,631
Shinnihonseiyaku Co., Ltd.	600	12,044

Total Personal Products		187,554

Pharmaceuticals - 2.1%
Fuji Pharma Co., Ltd.	1,600	16,621
Kaken Pharmaceutical Co., Ltd.	3,600	154,392
KYORIN Holdings, Inc.	5,500	89,792
Mochida Pharmaceutical Co., Ltd.	1,200	39,355
Nichi-iko Pharmaceutical Co., Ltd.	3,400	27,264
Sawai Group Holdings Co., Ltd.	2,500	111,497
Seikagaku Corp.	1,400	13,635
Towa Pharmaceutical Co., Ltd.	1,800	43,853
Tsumura & Co.	3,400	107,064
ZERIA Pharmaceutical Co., Ltd.	2,200	41,526

Total Pharmaceuticals		644,999

Professional Services - 2.2%
Altech Corp.(a)	1,550	27,093
BayCurrent Consulting, Inc.	100	35,949
BeNext-Yumeshin Group Co.(a)	4,435	50,947
en Japan, Inc.	1,700	60,501
Forum Engineering, Inc.(a)	2,300	19,624
FULLCAST Holdings Co., Ltd.(a)	1,100	22,914
Funai Soken Holdings, Inc.(a)	1,340	29,072
IR Japan Holdings Ltd.	200	25,210
JAC Recruitment Co., Ltd.	3,000	48,139
Meitec Corp.	1,700	92,053
Nexyz Group Corp.	1,200	9,806
Nisso Corp.	1,700	12,682
Nomura Co., Ltd.	6,600	56,789
Outsourcing, Inc.	3,100	56,392
SMS Co., Ltd.	600	17,975
Tanseisha Co., Ltd.	3,400	27,172
TechnoPro Holdings, Inc.	2,700	63,930
Weathernews, Inc.	400	20,939

Total Professional Services		677,187

Real Estate Management & Development - 2.6%
Aoyama Zaisan Networks Co., Ltd.(a)	1,000	14,398
Daibiru Corp.	2,900	36,632
Goldcrest Co., Ltd.	3,000	44,923
Heiwa Real Estate Co., Ltd.	1,900	71,727
Ichigo, Inc.	18,600	58,989
Katitas Co., Ltd.	1,600	44,977
Keihanshin Building Co., Ltd.	1,700	20,861
Nippon Commercial Development Co., Ltd.(a)	1,700	26,666
Raysum Co., Ltd.(a)	3,700	27,769
SAMTY Co., Ltd.	3,000	57,600
Shinoken Group Co., Ltd.(a)	3,500	38,441
Star Mica Holdings Co., Ltd.	800	8,650
Starts Corp., Inc.	2,700	69,160
Sun Frontier Fudousan Co., Ltd.	3,700	34,870
Takara Leben Co., Ltd.	10,900	32,998
TOC Co., Ltd.	2,800	17,205
Tokyo Tatemono Co., Ltd.(a)	11,100	158,414
Tosei Corp.	2,800	27,069

Total Real Estate Management & Development		791,349

Road & Rail - 1.5%
Fukuyama Transporting Co., Ltd.	700	26,016
Hamakyorex Co., Ltd.	800	22,993
Ichinen Holdings Co., Ltd.	1,300	14,243
Maruzen Showa Unyu Co., Ltd.	800	24,074
Nikkon Holdings Co., Ltd.	2,500	54,464
Nishi-Nippon Railroad Co., Ltd.	1,200	29,105
Sakai Moving Service Co., Ltd.	300	15,569
Sankyu, Inc.	1,700	73,750
Seino Holdings Co., Ltd.	9,500	121,885
Senko Group Holdings Co., Ltd.	6,900	67,390

Total Road & Rail		449,489

Semiconductors & Semiconductor Equipment - 1.6%
Ferrotec Holdings Corp.	1,400	43,076
Japan Material Co., Ltd.	2,300	27,996
Mimasu Semiconductor Industry Co., Ltd.	1,000	24,696
Optorun Co., Ltd.	2,000	44,509
Rorze Corp.	300	26,435
SCREEN Holdings Co., Ltd.	400	39,571
Shibaura Mechatronics Corp.	300	22,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Investments	Shares	Value
Shinko Electric Industries Co., Ltd.	2,500	$91,562
Tokyo Seimitsu Co., Ltd.	1,300	58,915
Ulvac, Inc.(a)	1,500	76,088
Yamaichi Electronics Co., Ltd.	1,700	25,456

Total Semiconductors & Semiconductor Equipment		480,414

Software - 0.8%
Broadleaf Co., Ltd.(a)	3,400	15,837
Computer Engineering & Consulting Ltd.	1,500	21,421
Cresco Ltd.	1,300	22,325
Cybernet Systems Co., Ltd.	1,900	12,325
Digital Arts, Inc.	200	15,245
Fuji Soft, Inc.	400	20,074
Fukui Computer Holdings, Inc.	500	18,921
Miroku Jyoho Service Co., Ltd.	300	4,311
SRA Holdings	1,600	38,461
Systena Corp.	2,700	51,791
UNITED, Inc.	1,000	13,767

Total Software		234,478

Specialty Retail - 3.0%
Adastria Co., Ltd.	1,622	29,666
Alleanza Holdings Co., Ltd.	1,400	15,805
Alpen Co., Ltd.(a)	1,100	29,267
Arcland Sakamoto Co., Ltd.	1,000	13,668
Autobacs Seven Co., Ltd.	5,200	69,246
Bic Camera, Inc.	4,800	48,393
Chiyoda Co., Ltd.	4,100	32,692
DCM Holdings Co., Ltd.	6,900	65,773
EDION Corp.	7,200	70,385
Geo Holdings Corp.	1,400	15,515
Honeys Holdings Co., Ltd.	1,900	17,393
Joshin Denki Co., Ltd.	800	19,389
Joyful Honda Co., Ltd.	4,400	53,677
Keiyo Co., Ltd.(a)	2,400	16,974
Kohnan Shoji Co., Ltd.	1,200	41,301
Kojima Co., Ltd.	2,500	17,096
Komeri Co., Ltd.	1,700	40,099
Nafco Co., Ltd.(a)	1,300	23,496
Nojima Corp.	1,600	39,586
PAL GROUP Holdings Co., Ltd.	3,100	48,208
PC Depot Corp.(a)	2,500	10,767
T-Gaia Corp.	3,200	56,308
VT Holdings Co., Ltd.	9,354	38,852
World Co., Ltd.*	2,200	28,999
Xebio Holdings Co., Ltd.	3,400	29,622
Yellow Hat Ltd.	2,100	37,236

Total Specialty Retail		909,413

Technology Hardware, Storage & Peripherals - 0.6%
Eizo Corp.	900	40,261
Elecom Co., Ltd.	2,400	45,020
MCJ Co., Ltd.	5,700	63,630
Wacom Co., Ltd.	3,600	22,899

Total Technology Hardware, Storage & Peripherals		171,810

Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.(a)	3,700	93,742
Baroque Japan Ltd.	3,800	27,629
Fujibo Holdings, Inc.	700	24,408
Gunze Ltd.	900	37,503
Japan Wool Textile Co., Ltd. (The)	5,200	45,305
Kurabo Industries Ltd.	1,400	23,991
Onward Holdings Co., Ltd.	25,239	76,406
Seiko Holdings Corp.	3,500	69,912
Seiren Co., Ltd.	2,200	43,489
Wacoal Holdings Corp.	2,100	47,585
Yondoshi Holdings, Inc.	1,700	29,025

Total Textiles, Apparel & Luxury Goods		518,995

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	1,400	18,063

Trading Companies & Distributors - 3.1%
Advan Co., Ltd.	1,400	11,794
Alconix Corp.(a)	1,400	18,479
Chori Co., Ltd.	1,000	15,497
Gecoss Corp.	2,800	22,150
Hanwa Co., Ltd.	1,300	37,598
Inaba Denki Sangyo Co., Ltd.	2,300	53,589
Inabata & Co., Ltd.	3,100	47,789
Kamei Corp.	1,600	16,189
Kanamoto Co., Ltd.	1,200	27,657
Kanematsu Corp.	7,000	93,153
Nagase & Co., Ltd.	6,900	103,074
Nichiden Corp.(a)	900	17,466
Nippon Steel Trading Corp.	1,496	58,902
Nishio Rent All Co., Ltd.	1,200	33,516
Onoken Co., Ltd.	1,800	20,580
Sanyo Trading Co., Ltd.	1,800	21,115
Sojitz Corp.	79,100	238,747
Trusco Nakayama Corp.	900	22,964
Wakita & Co., Ltd.	2,400	22,143
Yamazen Corp.	2,800	25,227
Yuasa Trading Co., Ltd.	1,400	37,967

Total Trading Companies & Distributors		945,596

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	3,400	69,017
Mitsubishi Logistics Corp.	2,000	59,285
Nissin Corp.	1,000	13,190

Total Transportation Infrastructure		141,492

Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	1,700	78,575

TOTAL COMMON STOCKS (Cost: $30,579,120)		30,236,291

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(b) (Cost: $2,063,608)	2,063,608	2,063,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2021

Value
TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $32,642,728)	$32,299,899
Other Assets less Liabilities - (5.9)%	(1,803,134)

NET ASSETS - 100.0%	$30,496,765

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,998,504 and the total market value of the collateral held by the Fund was $4,219,377. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,155,769.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/6/2021	36,608,821	JPY	330,299	USD	$—	$(451)
Bank of America N.A.	7/6/2021	638,725,262	JPY	5,754,629	USD	336	—
Bank of America N.A.	7/6/2021	6,015,102	USD	661,367,683	JPY	56,127	—
Bank of America N.A.	7/6/2021	542,309	USD	59,344,331	JPY	7,612	—
Bank of America N.A.	8/4/2021	5,795,660	USD	643,198,289	JPY	—	(1,017)
Citibank N.A.	7/6/2021	705,914,295	JPY	6,360,379	USD	—	(36)
Citibank N.A.	7/6/2021	6,015,102	USD	661,358,058	JPY	56,214	—
Citibank N.A.	8/4/2021	6,405,730	USD	710,799,658	JPY	—	(189)
Credit Suisse International	7/6/2021	773,114,675	JPY	6,966,133	USD	—	(309)
Credit Suisse International	7/6/2021	6,015,105	USD	661,356,584	JPY	56,231	—
Credit Suisse International	8/4/2021	7,015,802	USD	778,551,966	JPY	—	(719)
Goldman Sachs	7/6/2021	571,464,186	JPY	5,148,878	USD	59	—
Goldman Sachs	7/6/2021	6,015,102	USD	661,358,058	JPY	56,214	—
Goldman Sachs	8/4/2021	5,185,591	USD	575,414,438	JPY	—	(200)
UBS AG	7/6/2021	672,293,292	JPY	6,057,504	USD	—	(89)
UBS AG	7/6/2021	6,015,102	USD	661,360,464	JPY	56,193	—
UBS AG	8/4/2021	6,100,695	USD	676,963,010	JPY	—	(279)

						$288,986	$(3,289)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$30,236,291	$—	$—	$30,236,291
Investment of Cash Collateral for Securities Loaned	—	2,063,608	—	2,063,608

Total Investments in Securities	$30,236,291	$2,063,608	$—	$32,299,899

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$288,986	$—	$288,986
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,289)	$—	$(3,289)

Total - Net	$30,236,291	$2,349,305	$—	$32,585,596

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	11,800	$248,567
Konoike Transport Co., Ltd.	13,700	149,603
Maruwa Unyu Kikan Co., Ltd.(a)	6,500	92,472
Mitsui-Soko Holdings Co., Ltd.	9,800	223,036
SBS Holdings, Inc.	6,800	204,018

Total Air Freight & Logistics		917,696

Auto Components - 6.1%
Daido Metal Co., Ltd.	35,000	188,575
Daikyonishikawa Corp.	39,300	244,319
Eagle Industry Co., Ltd.	33,900	343,001
Exedy Corp.	25,425	373,163
FCC Co., Ltd.	13,900	202,633
Futaba Industrial Co., Ltd.	21,800	102,725
G-Tekt Corp.	21,600	301,454
JTEKT Corp.	164,300	1,686,077
Musashi Seimitsu Industry Co., Ltd.	10,600	236,277
NHK Spring Co., Ltd.	37,600	308,958
Nifco, Inc.	28,072	1,061,015
Nihon Tokushu Toryo Co., Ltd.(a)	13,100	128,651
NOK Corp.	37,100	460,616
Pacific Industrial Co., Ltd.	17,700	190,890
Riken Corp.	6,500	149,631
Shoei Co., Ltd.	8,000	302,370
Sumitomo Riko Co., Ltd.	34,200	222,474
Sumitomo Rubber Industries Ltd.(a)	87,200	1,204,411
Tokai Rika Co., Ltd.	33,358	535,279
Topre Corp.	17,500	250,856
Toyo Tire Corp.(a)	43,600	922,361
Toyoda Gosei Co., Ltd.	25,500	628,367
Toyota Boshoku Corp.	51,700	1,069,960
TPR Co., Ltd.	16,300	216,912
TS Tech Co., Ltd.	40,200	621,164
Yokohama Rubber Co., Ltd. (The)(a)	75,400	1,616,151

Total Auto Components		13,568,290

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	25,700	166,023

Banks - 6.3%
77 Bank Ltd. (The)	26,300	288,615
Aichi Bank Ltd. (The)	4,500	112,186
Akita Bank Ltd. (The)	12,100	152,190
Aomori Bank Ltd. (The)	4,962	91,783
Awa Bank Ltd. (The)	7,475	135,370
Bank of Iwate Ltd. (The)	5,700	87,305
Bank of Nagoya Ltd. (The)	5,969	133,105
Bank of Okinawa Ltd. (The)	5,580	124,279
Bank of Saga Ltd. (The)	16,200	199,526
Bank of the Ryukyus Ltd.	15,508	100,322
Chugoku Bank Ltd. (The)	49,500	376,412
Chukyo Bank Ltd. (The)	5,700	73,028
Daishi Hokuetsu Financial Group, Inc.	28,055	609,935
Ehime Bank Ltd. (The)	12,099	85,137
FIDEA Holdings Co., Ltd.	149,800	161,961
Fukui Bank Ltd. (The)(a)	7,848	95,387
Gunma Bank Ltd. (The)	172,100	542,707
Hachijuni Bank Ltd. (The)	189,700	611,880
Hokkoku Bank Ltd. (The)	6,462	128,844
Hokuhoku Financial Group, Inc.	54,600	398,960
Hyakugo Bank Ltd. (The)	79,900	220,285
Hyakujushi Bank Ltd. (The)	15,500	203,613
Iyo Bank Ltd. (The)	105,600	519,485
Jimoto Holdings, Inc.	12,920	74,617
Juroku Bank Ltd. (The)	16,100	283,734
Keiyo Bank Ltd. (The)	46,542	170,669
Kiyo Bank Ltd. (The)	16,290	210,908
Kyushu Financial Group, Inc.	119,300	421,350
Mebuki Financial Group, Inc.	638,200	1,345,516
Miyazaki Bank Ltd. (The)	9,800	174,827
Musashino Bank Ltd. (The)(a)	17,800	267,826
Nanto Bank Ltd. (The)	16,000	264,817
Nishi-Nippon Financial Holdings, Inc.	78,300	445,856
North Pacific Bank Ltd.(a)	183,615	390,424
Ogaki Kyoritsu Bank Ltd. (The)	11,042	184,448
Oita Bank Ltd. (The)	5,600	84,512
San ju San Financial Group, Inc.	16,200	197,045
San-In Godo Bank Ltd. (The)	63,700	309,346
Senshu Ikeda Holdings, Inc.	129,640	185,717
Seven Bank Ltd.	837,700	1,781,216
Shiga Bank Ltd. (The)	10,184	178,190
Shikoku Bank Ltd. (The)	21,500	134,823
Suruga Bank Ltd.(a)	34,400	102,899
Toho Bank Ltd. (The)(a)	60,200	110,648
Tokyo Kiraboshi Financial Group, Inc.	17,900	241,269
TOMONY Holdings, Inc.	47,677	125,861
Towa Bank Ltd. (The)	28,000	127,399
Yamagata Bank Ltd. (The)	10,100	75,438
Yamaguchi Financial Group, Inc.	97,400	556,371
Yamanashi Chuo Bank Ltd. (The)	17,700	129,014

Total Banks		14,027,055

Beverages - 0.4%
Sapporo Holdings Ltd.(a)	21,698	451,984
Takara Holdings, Inc.	39,711	495,538

Total Beverages		947,522

Building Products - 2.2%
Aica Kogyo Co., Ltd.	23,615	830,855
Bunka Shutter Co., Ltd.	28,600	285,511
Central Glass Co., Ltd.	12,286	235,558
Kondotec, Inc.	14,000	126,768
Nichias Corp.	25,613	644,998
Nichiha Corp.	5,500	139,891
Nihon Flush Co., Ltd.(a)	9,500	107,163
Nitto Boseki Co., Ltd.(a)	4,199	129,765
Noritz Corp.(a)	9,500	159,032
Okabe Co., Ltd.(a)	18,200	105,602
Sanwa Holdings Corp.	81,766	1,004,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
Shin Nippon Air Technologies Co., Ltd.(a)	10,200	$185,730
Sinko Industries Ltd.(a)	12,700	214,546
Takara Standard Co., Ltd.	16,331	223,652
Takasago Thermal Engineering Co., Ltd.	25,972	433,374

Total Building Products		4,827,300

Capital Markets - 2.0%
GCA Corp.(a)	28,300	248,093
GMO Financial Holdings, Inc.(a)	83,600	658,315
Ichiyoshi Securities Co., Ltd.(a)	38,288	198,357
IwaiCosmo Holdings, Inc.(a)	24,400	362,076
Kyokuto Securities Co., Ltd.(a)	22,100	161,484
Marusan Securities Co., Ltd.	36,200	196,998
Matsui Securities Co., Ltd.	131,900	962,600
Monex Group, Inc.	63,294	426,560
Morningstar Japan K.K.	48,644	200,291
Okasan Securities Group, Inc.	84,700	317,463
Sparx Group Co., Ltd.	97,800	225,577
Tokai Tokyo Financial Holdings, Inc.	94,900	336,883

Total Capital Markets		4,294,697

Chemicals - 9.3%
ADEKA Corp.	54,925	1,031,792
Arakawa Chemical Industries Ltd.(a)	13,200	141,764
Asahi Yukizai Corp.	15,600	188,060
C.I. Takiron Corp.	54,600	287,291
Chugoku Marine Paints Ltd.	39,300	303,806
Daicel Corp.	153,500	1,264,069
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,142	147,486
Denka Co., Ltd.	34,700	1,155,208
DIC Corp.(a)	33,700	851,685
Fujimi, Inc.	11,800	537,958
Fujimori Kogyo Co., Ltd.	5,200	190,215
Fuso Chemical Co., Ltd.	7,600	280,746
JCU Corp.	4,900	158,050
JSP Corp.	12,423	178,527
Kaneka Corp.	23,300	939,432
KH Neochem Co., Ltd.(a)	9,900	230,218
Koatsu Gas Kogyo Co., Ltd.	17,000	99,865
Konishi Co., Ltd.	9,800	142,510
Kumiai Chemical Industry Co., Ltd.	18,124	138,800
Kureha Corp.	9,564	554,073
Lintec Corp.	40,565	880,815
Moriroku Holdings Co., Ltd.	9,500	187,364
Nihon Nohyaku Co., Ltd.	34,200	155,300
Nihon Parkerizing Co., Ltd.	35,900	358,709
Nippon Kayaku Co., Ltd.	58,900	557,212
Nippon Pillar Packing Co., Ltd.(a)	12,800	255,908
Nippon Shokubai Co., Ltd.	12,000	577,349
Nippon Soda Co., Ltd.	12,618	365,500
Okamoto Industries, Inc.(a)	4,787	176,402
Osaka Organic Chemical Industry Ltd.(a)	6,000	237,859
Osaka Soda Co., Ltd.	11,100	242,922
Sakata INX Corp.(a)	18,900	172,159
Sanyo Chemical Industries Ltd.	11,335	552,503
Sekisui Kasei Co., Ltd.	27,900	152,081
Shikoku Chemicals Corp.	16,300	192,387
Shin-Etsu Polymer Co., Ltd.	27,400	253,288
Sumitomo Bakelite Co., Ltd.	10,318	456,450
Sumitomo Seika Chemicals Co., Ltd.	7,400	240,022
T Hasegawa Co., Ltd.	13,800	305,865
Taiyo Holdings Co., Ltd.	10,791	510,431
Takasago International Corp.	6,500	158,122
Tayca Corp.	10,300	119,064
Tokai Carbon Co., Ltd.(a)	73,700	1,017,284
Tokuyama Corp.	20,300	413,718
Tokyo Ohka Kogyo Co., Ltd.(a)	8,000	505,271
Toyo Ink SC Holdings Co., Ltd.(a)	29,102	516,017
Toyobo Co., Ltd.	25,853	310,497
Ube Industries Ltd.	54,193	1,098,117
Valqua Ltd.	13,137	257,201
Zeon Corp.	40,100	555,309

Total Chemicals		20,602,681

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	10,700	335,972
Daiseki Co., Ltd.	10,407	467,888
Kokuyo Co., Ltd.(a)	29,503	461,192
Mitsubishi Pencil Co., Ltd.	13,900	180,090
Nippon Air Conditioning Services Co., Ltd.	24,900	160,406
Nippon Kanzai Co., Ltd.	9,500	213,298
Nippon Parking Development Co., Ltd.	130,700	199,012
Okamura Corp.	40,076	542,700
Pilot Corp.(a)	4,300	145,671
Sato Holdings Corp.	11,438	280,720
Takara & Co. Ltd.(a)	3,800	58,443
Takeei Corp.	5,900	83,511
Toppan Forms Co., Ltd.	24,700	240,791

Total Commercial Services & Supplies		3,369,694

Construction & Engineering - 6.5%
Asanuma Corp.(a)	5,800	235,679
Dai-Dan Co., Ltd.	10,300	236,829
Daiho Corp.	4,800	174,070
Fudo Tetra Corp.	10,400	165,572
Hazama Ando Corp.	71,200	524,746
JDC Corp.(a)	44,200	226,993
JGC Holdings Corp.	28,400	264,835
Kandenko Co., Ltd.	83,238	650,215
Kumagai Gumi Co., Ltd.	17,700	446,527
Kyudenko Corp.	19,590	629,231
Maeda Corp.(a)	41,687	361,695
Maeda Road Construction Co., Ltd.(a)	39,994	786,259
Meisei Industrial Co., Ltd.	21,800	143,775
Mirait Holdings Corp.	22,000	390,684
Nippon Densetsu Kogyo Co., Ltd.	11,500	187,021
Nippon Koei Co., Ltd.	4,400	122,299
Nishimatsu Construction Co., Ltd.	22,807	710,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
Nittoc Construction Co., Ltd.	27,800	$189,107
Okumura Corp.	19,870	522,932
Oriental Shiraishi Corp.*	69,600	174,329
Penta-Ocean Construction Co., Ltd.	121,593	846,846
Raito Kogyo Co., Ltd.	19,900	323,808
Raiznext Corp.	29,400	305,682
Sanki Engineering Co., Ltd.	61,200	774,718
Seikitokyu Kogyo Co., Ltd.	34,100	260,842
Shinnihon Corp.	13,600	102,928
SHO-BOND Holdings Co., Ltd.(a)	11,000	458,375
Sumitomo Densetsu Co., Ltd.	13,800	284,231
Sumitomo Mitsui Construction Co., Ltd.	78,060	331,961
Taihei Dengyo Kaisha Ltd.	7,500	176,637
Taikisha Ltd.	15,865	473,849
Takamatsu Construction Group Co., Ltd.	14,400	262,337
Tekken Corp.	8,200	136,088
Toa Corp.(a)	10,000	221,822
Tobishima Corp.	13,900	131,624
Toda Corp.	111,949	771,610
Tokyu Construction Co., Ltd.	46,500	329,719
Totetsu Kogyo Co., Ltd.	15,579	315,538
Toyo Construction Co., Ltd.	36,200	184,930
Wakachiku Construction Co., Ltd.	4,300	59,547
Yahagi Construction Co., Ltd.	25,100	160,564
Yokogawa Bridge Holdings Corp.	11,800	223,795
Yurtec Corp.	21,600	140,315

Total Construction & Engineering		14,421,549

Construction Materials - 0.6%
Asia Pile Holdings Corp.	34,000	143,977
Krosaki Harima Corp.	6,200	240,481
Shinagawa Refractories Co., Ltd.	7,500	253,401
Sumitomo Osaka Cement Co., Ltd.	15,740	428,280
Vertex Corp.(a)	9,500	265,767

Total Construction Materials		1,331,906

Consumer Finance - 1.4%
AEON Financial Service Co., Ltd.	103,100	1,215,946
Credit Saison Co., Ltd.	75,400	919,827
Jaccs Co., Ltd.	19,300	452,113
Orient Corp.	449,500	591,288

Total Consumer Finance		3,179,174

Containers & Packaging - 0.9%
Fuji Seal International, Inc.	9,910	207,950
Hokkan Holdings Ltd.	7,600	95,659
Kohsoku Corp.	9,500	126,079
Pack Corp. (The)(a)	4,200	102,247
Rengo Co., Ltd.	115,300	960,920
Tomoku Co., Ltd.	7,800	133,245
Toyo Seikan Group Holdings Ltd.	29,400	401,836

Total Containers & Packaging		2,027,936

Distributors - 0.2%
Arata Corp.	2,000	77,665
Doshisha Co., Ltd.	15,500	241,459
Happinet Corp.	13,600	180,859

Total Distributors		499,983

Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.	21,900	545,181
Riso Kyoiku Co., Ltd.	35,700	107,110
Tokyo Individualized Educational Institute, Inc.(a)	33,800	188,201

Total Diversified Consumer Services		840,492

Diversified Financial Services - 1.0%
eGuarantee, Inc.	4,200	88,889
Fuyo General Lease Co., Ltd.	10,600	670,439
Japan Investment Adviser Co., Ltd.	8,000	107,685
Japan Securities Finance Co., Ltd.	48,200	352,196
Mizuho Leasing Co., Ltd.	14,000	472,385
NEC Capital Solutions Ltd.	9,800	190,190
Ricoh Leasing Co., Ltd.	9,600	297,973

Total Diversified Financial Services		2,179,757

Diversified Telecommunication Services - 0.3%
ARTERIA Networks Corp.	25,300	411,675
Asahi Net, Inc.	11,800	73,358
Internet Initiative Japan, Inc.	7,900	245,563

Total Diversified Telecommunication Services		730,596

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.(a)	51,900	235,208
Hokuriku Electric Power Co.	65,700	358,719
Okinawa Electric Power Co., Inc. (The)	30,381	379,112
Shikoku Electric Power Co., Inc.	76,100	518,349

Total Electric Utilities		1,491,388

Electrical Equipment - 1.4%
Daihen Corp.	7,000	291,693
Denyo Co., Ltd.	7,600	133,389
Furukawa Electric Co., Ltd.	18,400	458,715
GS Yuasa Corp.	18,800	480,205
Idec Corp.	8,136	154,012
Mabuchi Motor Co., Ltd.(a)	16,600	628,165
Nippon Carbon Co., Ltd.(a)	5,600	211,406
Nissin Electric Co., Ltd.	25,865	326,954
Nitto Kogyo Corp.	16,000	262,798
Sanyo Denki Co., Ltd.	600	41,517
Tatsuta Electric Wire and Cable Co., Ltd.	32,300	160,351

Total Electrical Equipment		3,149,205

Electronic Equipment, Instruments & Components - 5.7%
Ai Holdings Corp.(a)	16,000	315,704
Alps Alpine Co., Ltd.	30,200	319,169
Amano Corp.	24,435	616,654
Canon Electronics, Inc.(a)	18,500	286,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
Canon Marketing Japan, Inc.(a)	50,100	$1,165,946
CONEXIO Corp.	23,400	316,245
Daiwabo Holdings Co., Ltd.	37,695	647,665
Dexerials Corp.	32,100	677,920
Elematec Corp.	15,854	186,980
ESPEC Corp.	10,000	201,730
Hakuto Co., Ltd.	14,134	191,654
Horiba Ltd.(a)	10,800	700,604
Innotech Corp.	13,200	162,458
Iriso Electronics Co., Ltd.	2,300	111,073
Japan Aviation Electronics Industry Ltd.	16,600	293,592
Kaga Electronics Co., Ltd.	15,800	423,934
Kyosan Electric Manufacturing Co., Ltd.	34,100	129,653
Macnica Fuji Electronics Holdings, Inc.	27,700	666,607
Marubun Corp.	15,600	88,548
Meiko Electronics Co., Ltd.	3,800	111,614
Nichicon Corp.(a)	24,900	268,092
Nippon Ceramic Co., Ltd.(a)	10,000	263,177
Nippon Electric Glass Co., Ltd.(a)	52,800	1,241,625
Nippon Signal Co., Ltd.	20,300	167,536
Nissha Co., Ltd.(a)	15,600	234,864
Nohmi Bosai Ltd.	15,591	294,430
Oki Electric Industry Co., Ltd.	46,000	421,912
Optex Group Co., Ltd.	7,600	127,089
Osaki Electric Co., Ltd.	26,300	144,071
Restar Holdings Corp.	17,200	292,271
Riken Keiki Co., Ltd.	6,400	153,095
Ryoden Corp.	13,061	191,226
Ryosan Co., Ltd.	9,600	174,632
Sanshin Electronics Co., Ltd.(a)	6,700	130,450
Siix Corp.(a)	12,900	165,158
Tachibana Eletech Co., Ltd.	11,200	145,209
Tamura Corp.	10,800	81,056
Tokyo Electron Device Ltd.	5,300	261,204
Tsuzuki Denki Co., Ltd.	12,900	204,675
V Technology Co., Ltd.	1,800	86,602

Total Electronic Equipment, Instruments & Components		12,662,150

Energy Equipment & Services - 0.1%
Toyo Kanetsu K.K.	7,400	164,015

Entertainment - 1.2%
Akatsuki, Inc.	3,700	118,511
Avex, Inc.(a)	28,199	416,925
COLOPL, Inc.	25,000	186,278
Daiichikosho Co., Ltd.	18,500	710,897
GungHo Online Entertainment, Inc.	11,349	226,080
Marvelous, Inc.	25,800	183,638
Toei Animation Co., Ltd.(a)	6,700	795,018

Total Entertainment		2,637,347

Food & Staples Retailing - 2.5%
Aeon Hokkaido Corp.	15,500	158,226
Ain Holdings, Inc.	4,100	255,996
Arcs Co., Ltd.	13,394	291,557
Axial Retailing, Inc.	6,200	209,478
Belc Co., Ltd.	3,800	183,512
Cawachi Ltd.	6,500	131,417
cocokara fine, Inc.(a)	3,800	284,170
Create SD Holdings Co., Ltd.(a)	12,700	377,602
G-7 Holdings, Inc.	9,500	289,305
Heiwado Co., Ltd.(a)	7,463	149,139
Inageya Co., Ltd.(a)	9,500	125,993
JM Holdings Co., Ltd.	7,000	139,003
Kato Sangyo Co., Ltd.	11,116	339,018
Kusuri no Aoki Holdings Co., Ltd.(a)	1,400	102,171
Life Corp.	10,400	330,300
Maxvalu Tokai Co., Ltd.	10,000	223,444
Mitsubishi Shokuhin Co., Ltd.	8,100	205,000
Nihon Chouzai Co., Ltd.	10,100	142,232
Okuwa Co., Ltd.	13,700	134,173
Qol Holdings Co., Ltd.	12,600	175,962
Retail Partners Co., Ltd.(a)	10,400	109,913
San-A Co., Ltd.	3,900	148,284
United Super Markets Holdings, Inc.	22,200	217,020
Valor Holdings Co., Ltd.	17,591	358,825
Yaoko Co., Ltd.(a)	5,900	338,616
Yokohama Reito Co., Ltd.	23,000	182,773

Total Food & Staples Retailing		5,603,129

Food Products - 2.9%
Ariake Japan Co., Ltd.	3,528	219,010
DyDo Group Holdings, Inc.(a)	3,600	161,852
Feed One Co., Ltd.	22,140	146,416
Fuji Oil Holdings, Inc.	23,500	559,605
Fujicco Co., Ltd.(a)	9,800	168,646
Hokuto Corp.	15,891	274,753
Itoham Yonekyu Holdings, Inc.	111,100	715,709
J-Oil Mills, Inc.	8,200	138,822
Kakiyasu Honten Co., Ltd.	5,200	118,814
Kameda Seika Co., Ltd.	2,200	87,810
Kotobuki Spirits Co., Ltd.(a)	2,000	129,381
Kyokuyo Co., Ltd.	6,200	161,717
Marudai Food Co., Ltd.	7,900	120,646
Maruha Nichiro Corp.	9,632	204,894
Megmilk Snow Brand Co., Ltd.	12,600	239,989
Mitsui DM Sugar Holdings Co., Ltd.	11,998	201,822
Morinaga & Co., Ltd.	10,487	335,425
Morinaga Milk Industry Co., Ltd.	9,482	494,646
Nippn Corp.	15,883	224,529
Nippon Suisan Kaisha Ltd.	66,500	316,952
Nisshin Oillio Group Ltd. (The)	9,500	262,771
Prima Meat Packers Ltd.	15,700	425,070
Riken Vitamin Co., Ltd.	14,100	197,672
S Foods, Inc.	6,100	180,818
Sakata Seed Corp.	4,100	134,832
Showa Sangyo Co., Ltd.(a)	9,500	255,753

Total Food Products		6,478,354

Gas Utilities - 0.4%
Nippon Gas Co., Ltd.	30,800	523,925
Saibu Gas Holdings Co., Ltd.(a)	10,800	236,843
Shizuoka Gas Co., Ltd.(a)	16,992	152,329

Total Gas Utilities		913,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
Health Care Equipment & Supplies - 1.4%
Eiken Chemical Co., Ltd.	7,670	$148,507
Hogy Medical Co., Ltd.	8,000	246,148
Japan Lifeline Co., Ltd.	19,600	238,577
Jeol Ltd.	5,900	345,527
Mani, Inc.	9,700	222,508
Menicon Co., Ltd.	3,800	267,051
Nagaileben Co., Ltd.	9,526	229,589
Nakanishi, Inc.	16,600	363,438
Nihon Kohden Corp.	15,700	448,410
Nipro Corp.	18,400	217,670
Paramount Bed Holdings Co., Ltd.	11,842	211,148
Taiko Pharmaceutical Co., Ltd.(a)	9,500	87,134

Total Health Care Equipment & Supplies		3,025,707

Health Care Providers & Services - 1.2%
As One Corp.	2,100	274,538
BML, Inc.	7,700	262,934
FALCO HOLDINGS Co., Ltd.	1,600	24,118
France Bed Holdings Co., Ltd.	19,500	160,406
H.U. Group Holdings, Inc.	18,900	487,698
Ship Healthcare Holdings, Inc.	24,014	561,026
Solasto Corp.	22,000	278,692
Toho Holdings Co., Ltd.	15,500	249,559
Tokai Corp.	6,500	142,427
Vital KSK Holdings, Inc.	22,400	144,503
WIN-Partners Co., Ltd.(a)	12,900	116,575

Total Health Care Providers & Services		2,702,476

Hotels, Restaurants & Leisure - 1.5%
Food & Life Cos Ltd.	7,400	319,696
Hiday Hidaka Corp.(a)	12,098	196,419
Ichibanya Co., Ltd.	9,536	437,321
KFC Holdings Japan Ltd.(a)	8,100	206,240
KOMEDA Holdings Co., Ltd.	16,000	298,405
Koshidaka Holdings Co., Ltd.(a)	32,300	176,065
Kyoritsu Maintenance Co., Ltd.	5,300	172,862
MOS Food Services, Inc.(a)	6,000	164,069
Ohsho Food Service Corp.	5,500	277,503
Resorttrust, Inc.	21,408	349,888
Rock Field Co., Ltd.(a)	7,500	99,739
Saizeriya Co., Ltd.	7,000	168,078
St. Marc Holdings Co., Ltd.	13,900	199,627
Tokyotokeiba Co., Ltd.	5,042	206,014

Total Hotels, Restaurants & Leisure		3,271,926

Household Durables - 1.7%
ES-Con Japan Ltd.(a)	29,600	204,018
Eslead Corp.	4,900	69,975
FJ Next Co., Ltd.	21,500	195,842
Fuji Corp., Ltd.	28,500	165,880
Hinokiya Group Co., Ltd.(a)	11,000	245,887
Hoosiers Holdings(a)	37,700	242,525
Ki-Star Real Estate Co., Ltd.(a)	5,400	256,888
LEC, Inc.(a)	9,500	96,720
Pressance Corp.	16,188	217,901
Sanei Architecture Planning Co., Ltd.	8,100	145,740
Sangetsu Corp.	25,400	354,259
Sumitomo Forestry Co., Ltd.(a)	32,300	592,220
Tama Home Co., Ltd.	16,400	339,112
Tamron Co., Ltd.(a)	13,966	306,399
Toa Corp.	16,852	135,435
Zojirushi Corp.(a)	10,700	159,647

Total Household Durables		3,728,448

Household Products - 0.2%
Earth Corp.	4,500	261,510
ST Corp.	9,600	149,635

Total Household Products		411,145

Independent Power & Renewable Electricity Producers - 0.9%
Electric Power Development Co., Ltd.	95,400	1,362,366
eRex Co., Ltd.	10,500	255,618
West Holdings Corp.	10,247	362,370

Total Independent Power & Renewable Electricity Producers		1,980,354

Industrial Conglomerates - 0.5%
Nisshinbo Holdings, Inc.(a)	61,200	528,794
Noritsu Koki Co., Ltd.(a)	4,400	94,192
TOKAI Holdings Corp.	47,600	388,125

Total Industrial Conglomerates		1,011,111

Interactive Media & Services - 0.3%
Dip Corp.	17,400	538,508
MTI Ltd.	13,900	84,660

Total Interactive Media & Services		623,168

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	18,530	289,161
Belluna Co., Ltd.	21,884	192,636

Total Internet & Direct Marketing Retail		481,797

IT Services - 2.9%
Bell System24 Holdings, Inc.	17,500	275,610
Comture Corp.	3,700	79,040
Digital Garage, Inc.	3,600	162,015
DTS Corp.	16,282	388,016
Future Corp.(a)	9,900	179,465
GMO GlobalSign Holdings K.K.(a)	600	25,435
GMO Internet, Inc.	10,672	291,343
ID Holdings Corp.	14,250	115,679
Ines Corp.	11,600	144,647
Infocom Corp.	7,400	204,352
Infomart Corp.(a)	8,300	68,126
Information Services International-Dentsu Ltd.(a)	13,600	561,204
Itfor, Inc.	16,900	122,269
JBCC Holdings, Inc.(a)	11,000	144,599
Kanematsu Electronics Ltd.	14,000	452,834
Mitsubishi Research Institute, Inc.	6,900	245,252
NEC Networks & System Integration Corp.	33,937	536,620
NS Solutions Corp.	17,980	579,948
NSD Co., Ltd.	27,400	458,189
Relia, Inc.	28,700	350,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
SB Technology Corp.	3,600	$99,414
TDC Soft, Inc.(a)	13,400	120,490
TechMatrix Corp.	3,700	61,372
TKC Corp.	14,400	436,580
Transcosmos, Inc.	9,700	268,303
Uchida Yoko Co., Ltd.	1,700	75,358

Total IT Services		6,447,056

Leisure Products - 1.1%
Furyu Corp.	15,700	199,167
Heiwa Corp.	47,300	838,266
Mizuno Corp.	8,023	170,739
Sankyo Co., Ltd.	37,600	961,088
Tomy Co., Ltd.	25,700	220,438

Total Leisure Products		2,389,698

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	9,500	153,897

Machinery - 4.8%
Aichi Corp.	22,000	161,744
Aida Engineering Ltd.	28,100	250,391
Alinco, Inc.(a)	16,000	148,338
Bando Chemical Industries Ltd.	3,000	24,110
CKD Corp.	6,741	142,120
DMG Mori Co., Ltd.(a)	28,200	506,629
Ebara Corp.(a)	14,700	724,471
Fujitec Co., Ltd.	22,961	509,739
Furukawa Co., Ltd.	20,300	228,624
Giken Ltd.	6,500	265,294
Glory Ltd.	16,300	338,219
Hitachi Zosen Corp.	60,500	390,832
Japan Steel Works Ltd. (The)	9,604	246,958
Juki Corp.	11,200	80,022
Kito Corp.	2,300	34,648
Kitz Corp.(a)	28,089	191,073
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,980	170,218
Meidensha Corp.	12,100	240,823
METAWATER Co., Ltd.	10,800	205,218
Mitsubishi Logisnext Co., Ltd.	15,500	142,026
Mitsuboshi Belting Ltd.	9,746	153,667
Morita Holdings Corp.	11,905	171,512
Nachi-Fujikoshi Corp.	5,500	193,756
Nikkiso Co., Ltd.(a)	15,500	155,992
Nikko Co., Ltd.	24,500	153,635
Nippon Thompson Co., Ltd.	6,500	35,490
Nitta Corp.	9,500	222,286
Noritake Co., Ltd.	4,700	178,701
Obara Group, Inc.(a)	5,179	177,782
Oiles Corp.	12,000	167,366
OKUMA Corp.	4,270	208,903
Organo Corp.	1,600	89,810
OSG Corp.	21,600	374,823
Shibaura Machine Co., Ltd.	15,461	341,705
Shibuya Corp.(a)	4,700	131,485
Shinmaywa Industries Ltd.	33,585	290,188
Shinwa Co., Ltd.	9,700	191,221
Sodick Co., Ltd.(a)	17,900	164,663
Star Micronics Co., Ltd.(a)	16,134	245,811
Sumitomo Heavy Industries Ltd.	19,600	540,373
Takeuchi Manufacturing Co., Ltd.	7,500	186,976
Takuma Co., Ltd.	13,700	207,247
Technoflex Corp.	6,800	61,879
Teikoku Electric Manufacturing Co., Ltd.	13,700	156,885
Tocalo Co., Ltd.	13,600	171,915
Tsubakimoto Chain Co.	12,245	349,731
Tsugami Corp.	7,800	120,103
Union Tool Co.(a)	3,700	132,845
YAMABIKO Corp.	11,000	120,416

Total Machinery		10,698,663

Marine - 1.6%
Iino Kaiun Kaisha Ltd.	60,400	238,357
Mitsui OSK Lines Ltd.	19,000	914,136
Nippon Yusen K.K.	42,200	2,140,607
NS United Kaiun Kaisha Ltd.	13,500	294,594

Total Marine		3,587,694

Media - 1.0%
FAN Communications, Inc.	37,400	133,439
Intage Holdings, Inc.	23,900	333,984
Kadokawa Corp.	11,500	467,294
Proto Corp.	11,200	132,596
SKY Perfect JSAT Holdings, Inc.	121,000	441,526
Tv Tokyo Holdings Corp.	5,900	112,961
ValueCommerce Co., Ltd.	5,500	160,555
Wowow, Inc.	13,400	290,601
Zenrin Co., Ltd.(a)	16,180	166,042

Total Media		2,238,998

Metals & Mining - 2.8%
Asahi Holdings, Inc.	54,200	1,106,561
Daido Steel Co., Ltd.	9,600	474,854
Daiki Aluminium Industry Co., Ltd.	32,300	326,812
Dowa Holdings Co., Ltd.	18,800	741,058
Godo Steel Ltd.	22,200	330,830
Kurimoto Ltd.	9,500	141,400
Kyoei Steel Ltd.	28,514	372,000
Maruichi Steel Tube Ltd.	30,000	705,199
Mitsubishi Materials Corp.	27,700	552,802
Mitsui Mining & Smelting Co., Ltd.	14,000	388,503
Toho Titanium Co., Ltd.	22,200	206,619
Tokyo Steel Manufacturing Co., Ltd.	57,700	576,012
Tokyo Tekko Co., Ltd.(a)	6,600	92,051
UACJ Corp.*	6,363	159,548

Total Metals & Mining		6,174,249

Multiline Retail - 0.6%
Izumi Co., Ltd.	16,800	632,705
MrMax Holdings Ltd.	17,200	101,350
Takashimaya Co., Ltd.	56,100	610,585

Total Multiline Retail		1,344,640

Oil, Gas & Consumable Fuels - 1.3%
Cosmo Energy Holdings Co., Ltd.	45,700	1,048,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
Itochu Enex Co., Ltd.	64,481	$574,572
Iwatani Corp.	12,133	728,046
Sala Corp.	29,200	152,590
San-Ai Oil Co., Ltd.	21,416	248,139
Sinanen Holdings Co., Ltd.	5,500	150,892

Total Oil, Gas & Consumable Fuels		2,902,963

Paper & Forest Products - 0.7%
Daiken Corp.	10,200	191,704
Daio Paper Corp.	24,178	400,607
Hokuetsu Corp.	73,532	382,268
Nippon Paper Industries Co., Ltd.	39,900	447,208

Total Paper & Forest Products		1,421,787

Personal Products - 0.6%
Kitanotatsujin Corp.	1,900	8,457
Mandom Corp.	13,606	253,756
Milbon Co., Ltd.(a)	3,800	215,010
Noevir Holdings Co., Ltd.	12,800	650,437
Shinnihonseiyaku Co., Ltd.	4,000	80,296

Total Personal Products		1,207,956

Pharmaceuticals - 2.1%
Fuji Pharma Co., Ltd.	11,000	114,272
Kaken Pharmaceutical Co., Ltd.	25,900	1,110,767
KYORIN Holdings, Inc.	39,985	652,787
Mochida Pharmaceutical Co., Ltd.	10,222	335,238
Nichi-iko Pharmaceutical Co., Ltd.	21,400	171,601
Sawai Group Holdings Co., Ltd.	17,524	781,546
Seikagaku Corp.	18,000	175,313
Towa Pharmaceutical Co., Ltd.	12,600	306,968
Tsumura & Co.	24,800	780,935
ZERIA Pharmaceutical Co., Ltd.(a)	15,800	298,234

Total Pharmaceuticals		4,727,661

Professional Services - 2.3%
Altech Corp.(a)	13,060	228,276
BayCurrent Consulting, Inc.	1,100	395,441
BeNext-Yumeshin Group Co.(a)	32,692	375,550
en Japan, Inc.	14,000	498,243
Forum Engineering, Inc.(a)	15,900	135,663
FULLCAST Holdings Co., Ltd.(a)	8,100	168,729
Funai Soken Holdings, Inc.(a)	10,110	219,343
IR Japan Holdings Ltd.	1,300	163,862
JAC Recruitment Co., Ltd.	22,300	357,837
Meitec Corp.	12,700	687,693
Nisso Corp.(a)	12,500	93,252
Nomura Co., Ltd.	49,900	429,358
Outsourcing, Inc.	24,800	451,132
SMS Co., Ltd.	3,600	107,847
Tanseisha Co., Ltd.	30,400	242,948
TechnoPro Holdings, Inc.(a)	20,700	490,131
Weathernews, Inc.	1,500	78,521

Total Professional Services		5,123,826

Real Estate Management & Development - 2.6%
Aoyama Zaisan Networks Co., Ltd.(a)	10,100	145,417
Daibiru Corp.	22,500	284,215
Goldcrest Co., Ltd.	21,600	323,445
Grandy House Corp.	18,400	71,452
Heiwa Real Estate Co., Ltd.	13,068	493,332
Ichigo, Inc.	127,500	404,361
Katitas Co., Ltd.	11,500	323,272
Keihanshin Building Co., Ltd.	13,600	166,891
Nippon Commercial Development Co., Ltd.(a)	11,400	178,822
Raysum Co., Ltd.(a)	22,400	168,116
SAMTY Co., Ltd.	20,000	383,999
Shinoken Group Co., Ltd.(a)	28,000	307,523
Starts Corp., Inc.	19,100	489,245
Sun Frontier Fudousan Co., Ltd.	28,400	267,649
Takara Leben Co., Ltd.	83,200	251,871
TOC Co., Ltd.	21,600	132,725
Tokyo Tatemono Co., Ltd.(a)	81,100	1,157,423
Tosei Corp.	22,200	214,619

Total Real Estate Management & Development		5,764,377

Road & Rail - 1.5%
Fukuyama Transporting Co., Ltd.	4,411	163,937
Hamakyorex Co., Ltd.	6,300	181,071
Maruzen Showa Unyu Co., Ltd.	6,400	192,594
Nikkon Holdings Co., Ltd.	19,760	430,486
Nishi-Nippon Railroad Co., Ltd.	9,700	235,268
Sakai Moving Service Co., Ltd.	4,100	212,776
Sankyu, Inc.	13,200	572,646
Seino Holdings Co., Ltd.	70,300	901,948
Senko Group Holdings Co., Ltd.	50,156	489,856

Total Road & Rail		3,380,582

Semiconductors & Semiconductor Equipment - 1.5%
Ferrotec Holdings Corp.	11,100	341,531
Japan Material Co., Ltd.	18,000	219,101
Mimasu Semiconductor Industry Co., Ltd.	8,127	200,704
Optorun Co., Ltd.	15,500	344,941
Rorze Corp.	500	44,058
SCREEN Holdings Co., Ltd.	3,700	366,033
Shibaura Mechatronics Corp.	500	36,850
Shinko Electric Industries Co., Ltd.	17,553	642,877
Tokyo Seimitsu Co., Ltd.	9,500	430,534
Ulvac, Inc.(a)	10,700	542,761
Yamaichi Electronics Co., Ltd.(a)	14,000	209,640

Total Semiconductors & Semiconductor Equipment		3,379,030

Software - 0.7%
Broadleaf Co., Ltd.(a)	26,300	122,507
Computer Engineering & Consulting Ltd.	11,000	157,086
Cresco Ltd.	1,900	32,628
Cybernet Systems Co., Ltd.	16,800	108,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

Investments	Shares	Value
Digital Arts, Inc.	1,300	$99,090
Fuji Soft, Inc.	2,100	105,388
Fukui Computer Holdings, Inc.	2,200	83,251
Miroku Jyoho Service Co., Ltd.	7,100	102,032
SRA Holdings	12,600	302,881
Systena Corp.	19,600	375,965
UNITED, Inc.	9,500	130,787

Total Software		1,620,598

Specialty Retail - 3.0%
Adastria Co., Ltd.	11,700	213,992
Alleanza Holdings Co., Ltd.	11,200	126,440
Alpen Co., Ltd.(a)	7,700	204,866
Arcland Sakamoto Co., Ltd.	10,516	143,732
Autobacs Seven Co., Ltd.	37,200	495,374
Bic Camera, Inc.	32,300	325,648
Chiyoda Co., Ltd.	32,291	257,479
DCM Holdings Co., Ltd.	49,445	471,329
EDION Corp.	51,639	504,805
Geo Holdings Corp.	7,300	80,899
Honeys Holdings Co., Ltd.	15,700	143,717
Joshin Denki Co., Ltd.(a)	4,000	96,946
Joyful Honda Co., Ltd.(a)	31,100	379,398
Keiyo Co., Ltd.(a)	21,400	151,356
Kohnan Shoji Co., Ltd.	9,600	330,408
Kojima Co., Ltd.	21,600	147,711
Komeri Co., Ltd.	11,937	281,567
Nafco Co., Ltd.(a)	7,500	135,553
Nojima Corp.	10,800	267,202
PAL GROUP Holdings Co., Ltd.	22,100	343,676
PC Depot Corp.(a)	21,800	93,886
T-Gaia Corp.	22,700	399,433
VT Holdings Co., Ltd.	72,800	302,377
World Co., Ltd.*	15,700	206,948
Xebio Holdings Co., Ltd.	29,500	257,019
Yellow Hat Ltd.	16,100	285,474

Total Specialty Retail		6,647,235

Technology Hardware, Storage & Peripherals - 0.6%
Eizo Corp.	6,900	308,663
Elecom Co., Ltd.	19,400	363,914
MCJ Co., Ltd.	38,100	425,316
Wacom Co., Ltd.	27,611	175,632

Total Technology Hardware, Storage & Peripherals		1,273,525

Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.(a)	27,400	694,196
Baroque Japan Ltd.	27,500	199,950
Fujibo Holdings, Inc.	5,200	181,314
Gunze Ltd.	6,283	261,815
Japan Wool Textile Co., Ltd. (The)	36,125	314,739
Kurabo Industries Ltd.	9,476	162,387
Onward Holdings Co., Ltd.	192,433	582,552
Seiko Holdings Corp.	27,400	547,309
Seiren Co., Ltd.	16,311	322,429
Wacoal Holdings Corp.	15,800	358,023
Yondoshi Holdings, Inc.	12,400	211,713

Total Textiles, Apparel & Luxury Goods		3,836,427

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	10,500	135,472

Trading Companies & Distributors - 3.0%
Advan Co., Ltd.	5,400	45,491
Alconix Corp.(a)	11,400	150,473
Gecoss Corp.	19,400	153,466
Hanwa Co., Ltd.	9,622	278,283
Inaba Denki Sangyo Co., Ltd.	17,688	412,120
Inabata & Co., Ltd.	21,641	333,613
Kamei Corp.	11,200	113,322
Kanamoto Co., Ltd.	9,528	219,593
Kanematsu Corp.	49,200	654,729
Nagase & Co., Ltd.	48,504	724,567
Nichiden Corp.	6,100	118,384
Nippon Steel Trading Corp.	13,000	511,848
Nishio Rent All Co., Ltd.	9,500	265,339
Onoken Co., Ltd.	15,900	181,792
Sojitz Corp.	562,400	1,697,486
Trusco Nakayama Corp.	6,900	176,059
Wakita & Co., Ltd.	13,500	124,552
Yamazen Corp.	20,206	182,052
Yuasa Trading Co., Ltd.	10,800	292,891

Total Trading Companies & Distributors		6,636,060

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	25,200	511,538
Mitsubishi Logistics Corp.	14,300	423,885
Nissin Corp.	9,800	129,266

Total Transportation Infrastructure		1,064,689

Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	12,200	563,889

TOTAL COMMON STOCKS (Cost: $237,200,380)		220,988,140

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $57,330)	920	56,138

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%

United States - 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $13,748,710)	13,748,710	13,748,710

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $251,006,420)		234,792,988
Other Assets less Liabilities - (6.0)%		(13,323,094)

NET ASSETS - 100.0%		$221,469,894

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2021

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,944,099 and the total market value of the collateral held by the Fund was $30,712,041. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,963,331.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree Japan Hedged Equity Fund	$572,793	$612,043	$1,124,833	$21,937	$(25,802)	$56,138	$4,645

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/1/2021	117,612	USD	13,000,000	JPY	$484	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$220,988,140	$—	$—	$220,988,140
Exchange-Traded Fund	56,138	—	—	56,138
Investment of Cash Collateral for Securities Loaned	—	13,748,710	—	13,748,710

Total Investments in Securities	$221,044,278	$13,748,710	$—	$234,792,988

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$484	$—	$484

Total - Net	$221,044,278	$13,749,194	$—	$234,793,472

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.7%
General Dynamics Corp.	27,482	$5,173,761
Lockheed Martin Corp.	11,139	4,214,441

Total Aerospace & Defense		9,388,202

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	32,806	3,072,938
United Parcel Service, Inc., Class B	29,694	6,175,461

Total Air Freight & Logistics		9,248,399

Beverages - 0.8%
Coca-Cola Co. (The)	83,883	4,538,909

Biotechnology - 3.4%
AbbVie, Inc.	65,997	7,433,902
Amgen, Inc.	17,898	4,362,638
Gilead Sciences, Inc.	104,148	7,171,631

Total Biotechnology		18,968,171

Chemicals - 5.4%
Air Products & Chemicals, Inc.	10,123	2,912,185
Celanese Corp.	20,728	3,142,365
CF Industries Holdings, Inc.	115,347	5,934,603
Dow, Inc.	138,049	8,735,741
Eastman Chemical Co.	37,333	4,358,628
International Flavors & Fragrances, Inc.	34,846	5,205,992

Total Chemicals		30,289,514

Communications Equipment - 1.0%
Cisco Systems, Inc.	106,377	5,637,981

Containers & Packaging - 2.2%
International Paper Co.	120,249	7,372,466
Packaging Corp. of America	37,964	5,141,085

Total Containers & Packaging		12,513,551

Distributors - 1.0%
Genuine Parts Co.	46,719	5,908,552

Diversified Telecommunication Services - 6.3%
AT&T, Inc.	323,860	9,320,691
Lumen Technologies, Inc.	1,325,162	18,008,951
Verizon Communications, Inc.	145,755	8,166,653

Total Diversified Telecommunication Services		35,496,295

Electric Utilities - 10.6%
Avangrid, Inc.(a)	118,913	6,115,696
Duke Energy Corp.	64,236	6,341,378
Edison International	93,183	5,387,841
Evergy, Inc.	98,671	5,962,688
Exelon Corp.	127,406	5,645,360
FirstEnergy Corp.	272,851	10,152,786
Pinnacle West Capital Corp.	71,676	5,875,282
PPL Corp.	293,586	8,211,600
Southern Co. (The)	99,930	6,046,764

Total Electric Utilities		59,739,395

Electrical Equipment - 1.8%
Emerson Electric Co.	44,943	4,325,314
Hubbell, Inc.	31,957	5,970,846

Total Electrical Equipment		10,296,160

Energy Equipment & Services - 1.3%
Baker Hughes Co.	238,989	5,465,678
Halliburton Co.	77,165	1,784,055

Total Energy Equipment & Services		7,249,733

Equity Real Estate Investment Trusts (REITs) - 10.2%
AvalonBay Communities, Inc.	21,069	4,396,890
Boston Properties, Inc.	35,788	4,100,947
Equity Residential	63,248	4,870,096
Gaming and Leisure Properties, Inc.	181,618	8,414,362
Healthpeak Properties, Inc.	156,300	5,203,227
Iron Mountain, Inc.	265,216	11,223,941
Medical Properties Trust, Inc.	241,174	4,847,597
Realty Income Corp.	69,384	4,630,688
STORE Capital Corp.	121,198	4,182,543
VICI Properties, Inc.(a)	181,908	5,642,786

Total Equity Real Estate Investment Trusts (REITs)		57,513,077

Food Products - 7.1%
Archer-Daniels-Midland Co.	81,997	4,969,018
Conagra Brands, Inc.	119,828	4,359,343
General Mills, Inc.	119,714	7,294,174
J.M. Smucker Co. (The)(a)	56,466	7,316,300
Kellogg Co.	121,604	7,822,785
Kraft Heinz Co. (The)	201,217	8,205,629

Total Food Products		39,967,249

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	92,595	5,286,248
CVS Health Corp.	58,197	4,855,958

Total Health Care Providers & Services		10,142,206

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	16,098	3,718,477
Starbucks Corp.	25,059	2,801,847

Total Hotels, Restaurants & Leisure		6,520,324

Household Durables - 2.2%
Newell Brands, Inc.	297,788	8,180,236
Whirlpool Corp.	19,721	4,299,573

Total Household Durables		12,479,809

Household Products - 1.1%
Kimberly-Clark Corp.	47,833	6,399,099

Industrial Conglomerates - 1.5%
3M Co.	41,414	8,226,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2021

Investments	Shares	Value
IT Services - 3.4%
International Business Machines Corp.	59,948	$8,787,777
Paychex, Inc.	40,812	4,379,128
Western Union Co. (The)	254,459	5,844,923

Total IT Services		19,011,828

Leisure Products - 0.8%
Hasbro, Inc.	46,263	4,372,779

Machinery - 2.2%
Caterpillar, Inc.	18,689	4,067,287
Cummins, Inc.	15,083	3,677,386
Snap-on, Inc.	21,848	4,881,499

Total Machinery		12,626,172

Media - 5.3%
Comcast Corp., Class A	50,839	2,898,840
Fox Corp., Class B	79,709	2,805,757
Interpublic Group of Cos., Inc. (The)	270,122	8,776,264
News Corp., Class A	89,123	2,296,700
Omnicom Group, Inc.	90,185	7,213,898
Sirius XM Holdings, Inc.(a)	198,741	1,299,766
ViacomCBS, Inc., Class B	106,662	4,821,122

Total Media		30,112,347

Metals & Mining - 2.0%
Newmont Corp.	65,235	4,134,594
Nucor Corp.	74,709	7,166,835

Total Metals & Mining		11,301,429

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	77,431	5,553,351

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	84,259	7,030,571
Pioneer Natural Resources Co.	26,720	4,342,534

Total Oil, Gas & Consumable Fuels		11,373,105

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	66,907	4,470,726
Eli Lilly & Co.	17,930	4,115,294
Johnson & Johnson	38,591	6,357,481
Merck & Co., Inc.	82,590	6,423,024
Pfizer, Inc.	136,208	5,333,905

Total Pharmaceuticals		26,700,430

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	11,260	5,369,218
Intel Corp.	77,507	4,351,243
Texas Instruments, Inc.	33,288	6,401,283

Total Semiconductors & Semiconductor Equipment		16,121,744

Software - 1.0%
NortonLifeLock, Inc.	197,635	5,379,625

Specialty Retail - 2.9%
Best Buy Co., Inc.	42,466	4,882,741
Home Depot, Inc. (The)	17,311	5,520,305
Williams-Sonoma, Inc.	39,050	6,234,332

Total Specialty Retail		16,637,378

Technology Hardware, Storage & Peripherals - 2.3%
HP, Inc.	215,907	6,518,232
NetApp, Inc.	82,234	6,728,386

Total Technology Hardware, Storage & Peripherals		13,246,618

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	38,153	3,130,072

Tobacco - 6.4%
Altria Group, Inc.	425,134	20,270,389
Philip Morris International, Inc.	157,800	15,639,558

Total Tobacco		35,909,947

TOTAL COMMON STOCKS (Cost: $469,834,138)		561,999,514

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b)	30	3,610
WisdomTree U.S. MidCap Dividend Fund(a)(b)	81	3,398

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,516)		7,008

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $1,040,949)	1,040,949	1,040,949

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $470,879,603)		563,047,471
Other Assets less Liabilities - 0.1%		706,025

NET ASSETS - 100.0%		$563,753,496

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,656,924 and the total market value of the collateral held by the Fund was $14,007,696. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,966,747.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$177,066	$967,119	$1,156,446	$43,725	$(27,854)	$3,610	$3,843
WisdomTree U.S. MidCap Dividend Fund	179,020	962,632	1,153,477	64,892	(49,669)	3,398	3,798

Total	$356,086	$1,929,751	$2,309,923	$108,617	$(77,523)	$7,008	$7,641

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$561,999,514	$—	$—	$561,999,514
Exchange-Traded Funds	7,008	—	—	7,008
Investment of Cash Collateral for Securities Loaned	—	1,040,949	—	1,040,949

Total Investments in Securities	$562,006,522	$1,040,949	$—	$563,047,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,136	$106,409
Expeditors International of Washington, Inc.	1,623	205,472
FedEx Corp.	1,158	345,466
United Parcel Service, Inc., Class B	2,860	594,794

Total Air Freight & Logistics		1,252,141

Auto Components - 0.2%
BorgWarner, Inc.	3,656	177,462

Automobiles - 0.8%
Ford Motor Co.*	19,701	292,757
General Motors Co.*	6,065	358,866
Harley-Davidson, Inc.	2,516	115,283

Total Automobiles		766,906

Banks - 4.3%
Bank of America Corp.	18,211	750,840
BOK Financial Corp.	340	29,444
Citigroup, Inc.	6,720	475,440
Comerica, Inc.	1,874	133,691
Commerce Bancshares, Inc.	970	72,323
East West Bancorp, Inc.	1,051	75,346
Fifth Third Bancorp	4,117	157,393
First Horizon Corp.	9,633	166,458
Huntington Bancshares, Inc.	10,571	150,848
JPMorgan Chase & Co.	6,686	1,039,941
KeyCorp	12,337	254,759
People’s United Financial, Inc.	2,629	45,061
Pinnacle Financial Partners, Inc.	570	50,325
Regions Financial Corp.	12,186	245,914
Synovus Financial Corp.	740	32,471
U.S. Bancorp	4,874	277,672
Western Alliance Bancorp	779	72,330
Zions Bancorp N.A.	985	52,067

Total Banks		4,082,323

Beverages - 1.0%
Constellation Brands, Inc., Class A	981	229,446
Molson Coors Beverage Co., Class B*	4,129	221,686
PepsiCo, Inc.	3,381	500,963

Total Beverages		952,095

Biotechnology - 2.7%
AbbVie, Inc.	4,489	505,641
Alexion Pharmaceuticals, Inc.*	939	172,504
Amgen, Inc.	1,761	429,244
Biogen, Inc.*	717	248,275
BioMarin Pharmaceutical, Inc.*	1,522	126,996
Gilead Sciences, Inc.	4,080	280,949
Moderna, Inc.*	1,196	281,036
Regeneron Pharmaceuticals, Inc.*	527	294,350
United Therapeutics Corp.*	641	115,002
Vertex Pharmaceuticals, Inc.*	601	121,180

Total Biotechnology		2,575,177

Building Products - 0.9%
A.O. Smith Corp.	1,628	117,314
Fortune Brands Home & Security, Inc.	663	66,042
Lennox International, Inc.	553	193,992
Masco Corp.	3,886	228,924
Owens Corning	2,600	254,540

Total Building Products		860,812

Capital Markets - 2.0%
Affiliated Managers Group, Inc.	898	138,481
Bank of New York Mellon Corp. (The)	4,440	227,461
Franklin Resources, Inc.	6,696	214,205
Goldman Sachs Group, Inc. (The)	1,080	409,893
Moody’s Corp.	655	237,352
Morgan Stanley	4,900	449,281
Northern Trust Corp.	1,632	188,692
Stifel Financial Corp.	142	9,210

Total Capital Markets		1,874,575

Chemicals - 0.9%
DuPont de Nemours, Inc.	3,117	241,287
Mosaic Co. (The)	6,728	214,690
Sherwin-Williams Co. (The)	1,415	385,517

Total Chemicals		841,494

Commercial Services & Supplies - 0.5%
Republic Services, Inc.	1,876	206,379
Waste Management, Inc.	1,677	234,964

Total Commercial Services & Supplies		441,343

Communications Equipment - 1.9%
Ciena Corp.*	4,341	246,959
Cisco Systems, Inc.	17,224	912,872
Juniper Networks, Inc.	11,450	313,158
Motorola Solutions, Inc.	1,633	354,116

Total Communications Equipment		1,827,105

Construction & Engineering - 0.3%
EMCOR Group, Inc.	1,215	149,676
MasTec, Inc.*	164	17,400
Quanta Services, Inc.	1,238	112,126

Total Construction & Engineering		279,202

Consumer Finance - 1.5%
Ally Financial, Inc.	4,474	222,984
American Express Co.	2,357	389,447
Capital One Financial Corp.	2,132	329,799
Credit Acceptance Corp.*(a)	24	10,899
Discover Financial Services	1,322	156,379
OneMain Holdings, Inc.	2,376	142,346
Santander Consumer USA Holdings, Inc.	246	8,935
SLM Corp.	2,522	52,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2021

Investments	Shares	Value
Synchrony Financial	2,889	$140,174

Total Consumer Finance		1,453,774

Containers & Packaging - 0.9%
Berry Global Group, Inc.*	2,742	178,833
Crown Holdings, Inc.	2,463	251,743
Sealed Air Corp.	4,008	237,474
Sonoco Products Co.	2,900	194,010

Total Containers & Packaging		862,060

Distributors - 0.1%
Genuine Parts Co.	732	92,576
LKQ Corp.*	311	15,307

Total Distributors		107,883

Diversified Consumer Services - 0.1%
Service Corp. International	1,390	74,490

Diversified Financial Services - 0.2%
Voya Financial, Inc.	3,677	226,136

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	24,360	701,081
Verizon Communications, Inc.	15,271	855,634

Total Diversified Telecommunication Services		1,556,715

Electric Utilities - 1.1%
Edison International	5,585	322,925
Eversource Energy	4,331	347,519
Exelon Corp.	8,794	389,662

Total Electric Utilities		1,060,106

Electrical Equipment - 0.3%
Acuity Brands, Inc.	425	79,488
Emerson Electric Co.	2,474	238,098

Total Electrical Equipment		317,586

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc.*	2,195	249,857
CDW Corp.	1,284	224,250
Jabil, Inc.	4,302	250,032
Keysight Technologies, Inc.*	2,017	311,445
SYNNEX Corp.	885	107,758

Total Electronic Equipment, Instruments & Components		1,143,342

Entertainment - 0.7%
Activision Blizzard, Inc.	2,241	213,881
Electronic Arts, Inc.	2,109	303,338
Roku, Inc.*	229	105,168
Take-Two Interactive Software, Inc.*	389	68,861

Total Entertainment		691,248

Equity Real Estate Investment Trusts (REITs) - 1.9%
Boston Properties, Inc.	2,190	250,952
Brixmor Property Group, Inc.	7,795	178,428
CubeSmart	4,515	209,135
Extra Space Storage, Inc.	570	93,377
Iron Mountain, Inc.	6,661	281,894
Kilroy Realty Corp.	3,643	253,699
Lamar Advertising Co., Class A	1,375	143,577
Omega Healthcare Investors, Inc.	1,286	46,669
Public Storage	947	284,753
VICI Properties, Inc.	3,967	123,056

Total Equity Real Estate Investment Trusts (REITs)		1,865,540

Food Products - 3.0%
Archer-Daniels-Midland Co.	3,483	211,070
Campbell Soup Co.	3,712	169,230
Conagra Brands, Inc.	5,822	211,804
Darling Ingredients, Inc.*	1,986	134,055
General Mills, Inc.	4,700	286,371
Hershey Co. (The)	1,814	315,963
Hormel Foods Corp.	4,632	221,178
Ingredion, Inc.	1,548	140,094
J.M. Smucker Co. (The)	1,239	160,537
Kellogg Co.	3,895	250,565
Kraft Heinz Co. (The)	4,807	196,030
McCormick & Co., Inc., Non-Voting Shares	2,379	210,113
Mondelez International, Inc., Class A	4,035	251,945
Tyson Foods, Inc., Class A	1,621	119,565

Total Food Products		2,878,520

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	4,644	538,379
Baxter International, Inc.	3,467	279,093
Becton, Dickinson and Co.	1,086	264,104
Danaher Corp.	1,572	421,862
Dentsply Sirona, Inc.	2,657	168,082
Edwards Lifesciences Corp.*	3,030	313,817
Hill-Rom Holdings, Inc.	964	109,501
Hologic, Inc.*	2,104	140,379
West Pharmaceutical Services, Inc.	641	230,183

Total Health Care Equipment & Supplies		2,465,400

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	1,633	186,962
Anthem, Inc.	782	298,568
Cardinal Health, Inc.	3,475	198,388
Centene Corp.*	2,289	166,937
CVS Health Corp.	4,075	340,018
DaVita, Inc.*	1,371	165,109
HCA Healthcare, Inc.	1,073	221,832
Humana, Inc.	653	289,096
Laboratory Corp. of America Holdings*	478	131,856
McKesson Corp.	1,054	201,567
Molina Healthcare, Inc.*	326	82,498
Quest Diagnostics, Inc.	1,611	212,604
Tenet Healthcare Corp.*	2,151	144,095
UnitedHealth Group, Inc.	1,899	760,436
Universal Health Services, Inc., Class B	465	68,090

Total Health Care Providers & Services		3,468,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2021

Investments	Shares	Value
Health Care Technology - 0.2%
Cerner Corp.	2,274	$177,736

Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc.*	127	196,893
Darden Restaurants, Inc.	1,576	230,080
Domino’s Pizza, Inc.	318	148,344
McDonald’s Corp.	2,008	463,828
Starbucks Corp.	3,584	400,727
Texas Roadhouse, Inc.	284	27,321
Yum! Brands, Inc.	1,793	206,249

Total Hotels, Restaurants & Leisure		1,673,442

Household Durables - 0.8%
Mohawk Industries, Inc.*	811	155,866
Newell Brands, Inc.	6,651	182,703
PulteGroup, Inc.	1,686	92,005
Tempur Sealy International, Inc.	2,303	90,255
Toll Brothers, Inc.	1,224	70,759
Whirlpool Corp.	856	186,625

Total Household Durables		778,213

Household Products - 1.9%
Church & Dwight Co., Inc.	2,603	221,827
Clorox Co. (The)	1,148	206,537
Colgate-Palmolive Co.	4,332	352,408
Kimberly-Clark Corp.	1,587	212,309
Procter & Gamble Co. (The)	6,019	812,144

Total Household Products		1,805,225

Industrial Conglomerates - 0.4%
3M Co.	2,102	417,520

Insurance - 3.0%
Aflac, Inc.	5,277	283,164
Alleghany Corp.*	13	8,672
Allstate Corp. (The)	2,265	295,447
American Financial Group, Inc.	389	48,516
Assurant, Inc.	1,155	180,388
Cincinnati Financial Corp.	355	41,400
First American Financial Corp.	1,524	95,021
Hartford Financial Services Group, Inc. (The)	4,331	268,392
Marsh & McLennan Cos., Inc.	2,347	330,176
MetLife, Inc.	4,874	291,709
Old Republic International Corp.	361	8,992
Progressive Corp. (The)	2,880	282,845
Prudential Financial, Inc.	2,006	205,555
Reinsurance Group of America, Inc.	818	93,252
Travelers Cos., Inc. (The)	1,737	260,046
Unum Group	4,520	128,368
W.R. Berkley Corp.	1,170	87,083

Total Insurance		2,909,026

Interactive Media & Services - 6.8%
Alphabet, Inc., Class A*	1,681	4,104,649
Facebook, Inc., Class A*	7,041	2,448,226

Total Interactive Media & Services		6,552,875

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	914	3,144,306
eBay, Inc.	4,133	290,178
Etsy, Inc.*	1,089	224,160

Total Internet & Direct Marketing Retail		3,658,644

IT Services - 4.2%
Akamai Technologies, Inc.*	2,285	266,431
Automatic Data Processing, Inc.	2,422	481,058
Broadridge Financial Solutions, Inc.	1,204	194,482
Cognizant Technology Solutions Corp., Class A	4,669	323,375
DXC Technology Co.*	3,757	146,298
EPAM Systems, Inc.*	445	227,377
Gartner, Inc.*	894	216,527
International Business Machines Corp.	4,339	636,054
Jack Henry & Associates, Inc.	608	99,414
PayPal Holdings, Inc.*	3,777	1,100,920
VeriSign, Inc.*	941	214,256
Western Union Co. (The)	6,035	138,624

Total IT Services		4,044,816

Leisure Products - 0.4%
Brunswick Corp.	924	92,049
Hasbro, Inc.	2,333	220,515
Mattel, Inc.*	5,808	116,741

Total Leisure Products		429,305

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	2,062	304,784
Charles River Laboratories International, Inc.*	484	179,041
IQVIA Holdings, Inc.*	669	162,112
Mettler-Toledo International, Inc.*	179	247,976
PRA Health Sciences, Inc.*	1,202	198,583
Thermo Fisher Scientific, Inc.	973	490,849
Waters Corp.*	563	194,579

Total Life Sciences Tools & Services		1,777,924

Machinery - 2.2%
AGCO Corp.	1,660	216,431
Caterpillar, Inc.	2,007	436,783
Deere & Co.	1,263	445,473
Donaldson Co., Inc.	1,724	109,525
Dover Corp.	643	96,836
Lincoln Electric Holdings, Inc.	1,725	227,200
Snap-on, Inc.	537	119,982
Stanley Black & Decker, Inc.	1,115	228,564
Timken Co. (The)	1,418	114,276
Toro Co. (The)	1,143	125,593

Total Machinery		2,120,663

Media - 2.5%
Charter Communications, Inc., Class A*	614	442,970
Comcast Corp., Class A	13,590	774,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2021

Investments	Shares	Value
Discovery, Inc., Class A*	2,429	$74,522
DISH Network Corp., Class A*	2,027	84,729
Interpublic Group of Cos., Inc. (The)	8,399	272,884
New York Times Co. (The), Class A	2,931	127,645
News Corp., Class A	8,584	221,210
Nexstar Media Group, Inc., Class A	64	9,464
Omnicom Group, Inc.	2,663	213,013
Sirius XM Holdings, Inc.(a)	19,749	129,158

Total Media		2,350,497

Metals & Mining - 0.7%
Newmont Corp.	5,229	331,414
Nucor Corp.	900	86,337
Reliance Steel & Aluminum Co.	1,015	153,164
Steel Dynamics, Inc.	2,477	147,629

Total Metals & Mining		718,544

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	5,358	384,276
Sempra Energy	3,631	481,035

Total Multi-Utilities		865,311

Multiline Retail - 0.6%
Kohl’s Corp.	2,130	117,384
Target Corp.	1,871	452,296

Total Multiline Retail		569,680

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	997	60,109

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	6,397	427,448
Eli Lilly & Co.	2,251	516,649
Johnson & Johnson	5,500	906,070
Merck & Co., Inc.	4,653	361,864
Pfizer, Inc.	13,040	510,646

Total Pharmaceuticals		2,722,677

Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	1,871	159,372
Leidos Holdings, Inc.	2,406	243,247
ManpowerGroup, Inc.	1,421	168,971
Robert Half International, Inc.	2,321	206,499

Total Professional Services		778,089

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A*	4,493	385,185
Jones Lang LaSalle, Inc.*	1,486	290,453

Total Real Estate Management & Development		675,638

Road & Rail - 1.6%
AMERCO	130	76,622
CSX Corp.	11,919	382,361
JB Hunt Transport Services, Inc.	387	63,062
Kansas City Southern	914	259,000
Landstar System, Inc.	59	9,323
Norfolk Southern Corp.	1,090	289,297
Union Pacific Corp.	1,933	425,125

Total Road & Rail		1,504,790

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	4,287	610,469
First Solar, Inc.*	3,709	335,701
Intel Corp.	16,420	921,819
Lam Research Corp.	661	430,113
QUALCOMM, Inc.	4,526	646,901

Total Semiconductors & Semiconductor Equipment		2,945,003

Software - 10.8%
Adobe, Inc.*	1,769	1,035,997
Aspen Technology, Inc.*	239	32,872
Autodesk, Inc.*	1,572	458,867
Citrix Systems, Inc.	2,069	242,632
Dolby Laboratories, Inc., Class A	1,320	129,743
Dropbox, Inc., Class A*	4,621	140,062
Intuit, Inc.	1,253	614,183
Microsoft Corp.	20,367	5,517,420
Oracle Corp.	10,177	792,178
salesforce.com, Inc.*	3,536	863,739
SS&C Technologies Holdings, Inc.	940	67,736
VMware, Inc., Class A*	2,925	467,912

Total Software		10,363,341

Specialty Retail - 3.1%
Advance Auto Parts, Inc.	349	71,594
AutoNation, Inc.*	739	70,065
AutoZone, Inc.*	124	185,035
Best Buy Co., Inc.	2,262	260,085
Foot Locker, Inc.	1,497	92,260
Gap, Inc. (The)	6,307	212,231
Home Depot, Inc. (The)	2,249	717,184
L Brands, Inc.	3,138	226,124
Lithia Motors, Inc.	327	112,370
Lowe’s Cos., Inc.	2,369	459,515
O’Reilly Automotive, Inc.*	186	105,315
Penske Automotive Group, Inc.	529	39,934
Tractor Supply Co.	1,125	209,317
Williams-Sonoma, Inc.	1,092	174,338

Total Specialty Retail		2,935,367

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	44,582	6,105,951
Hewlett Packard Enterprise Co.	22,603	329,552
HP, Inc.	13,109	395,760
NetApp, Inc.	3,290	269,188

Total Technology Hardware, Storage & Peripherals		7,100,451

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	1,867	183,638
Crocs, Inc.*	426	49,638
Deckers Outdoor Corp.*	529	203,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2021

Investments	Shares	Value
Hanesbrands, Inc.	5,264	$98,279
Tapestry, Inc.*	2,524	109,743
Under Armour, Inc., Class A*	5,298	112,053

Total Textiles, Apparel & Luxury Goods		756,524

Trading Companies & Distributors - 0.6%
United Rentals, Inc.*	775	247,233
W.W. Grainger, Inc.	653	286,014
Watsco, Inc.	1	286

Total Trading Companies & Distributors		533,533

Water Utilities - 0.5%
American Water Works Co., Inc.	2,851	439,425

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $70,361,085)		95,765,859
Other Assets less Liabilities - 0.1%		73,282

NET ASSETS - 100.0%		$95,839,141

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $125,778 and the total market value of the collateral held by the Fund was $128,531, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$95,765,859	$—	$—	$95,765,859

Total Investments in Securities	$95,765,859	$—	$—	$95,765,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 100.0%

United States - 96.5%

Aerospace & Defense - 1.6%
Howmet Aerospace, Inc.*	486	$16,752

Automobiles - 1.8%
Tesla, Inc.*	28	19,032

Banks - 3.1%
Signature Bank	34	8,352
SVB Financial Group*	14	7,790
Western Alliance Bancorp	178	16,528

Total Banks		32,670

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	10	10,208

Biotechnology - 1.7%
Horizon Therapeutics PLC*	194	18,166

Capital Markets - 1.7%
Evercore, Inc., Class A	62	8,728
Stifel Financial Corp.	138	8,950

Total Capital Markets		17,678

Consumer Finance - 0.8%
SLM Corp.	428	8,962

Electrical Equipment - 4.0%
Generac Holdings, Inc.*	56	23,248
Plug Power, Inc.*	562	19,215

Total Electrical Equipment		42,463

Electronic Equipment, Instruments & Components - 2.7%
Trimble, Inc.*	214	17,511
Zebra Technologies Corp., Class A*	20	10,590

Total Electronic Equipment, Instruments & Components		28,101

Entertainment - 2.3%
Roku, Inc.*	53	24,340

Food Products - 1.5%
Darling Ingredients, Inc.*	238	16,065

Health Care Equipment & Supplies - 2.7%
Align Technology, Inc.*	32	19,552
Envista Holdings Corp.*	202	8,729

Total Health Care Equipment & Supplies		28,281

Health Care Providers & Services - 1.7%
Guardant Health, Inc.*	146	18,132

Hotels, Restaurants & Leisure - 6.8%
Boyd Gaming Corp.*	292	17,955
Expedia Group, Inc.*	100	16,371
Penn National Gaming, Inc.*	212	16,216
Shake Shack, Inc., Class A*	192	20,548

Total Hotels, Restaurants & Leisure		71,090

Household Durables - 3.3%
D.R. Horton, Inc.	92	8,314
Mohawk Industries, Inc.*	38	7,303
Tempur Sealy International, Inc.	474	18,576

Total Household Durables		34,193

Interactive Media & Services - 7.4%
Pinterest, Inc., Class A*	272	21,474
Snap, Inc., Class A*	298	20,306
TripAdvisor, Inc.*	416	16,765
Zillow Group, Inc., Class C*	158	19,311

Total Interactive Media & Services		77,856

Internet & Direct Marketing Retail - 2.0%
Etsy, Inc.*	104	21,407

IT Services - 1.9%
Square, Inc., Class A*	80	19,504

Leisure Products - 1.6%
Mattel, Inc.*	412	8,281
YETI Holdings, Inc.*	98	8,999

Total Leisure Products		17,280

Life Sciences Tools & Services - 0.9%
Avantor, Inc.*	272	9,659

Machinery - 2.5%
Deere & Co.	24	8,465
Middleby Corp. (The)*	100	17,326

Total Machinery		25,791

Media - 1.6%
Discovery, Inc., Class A*	544	16,690

Metals & Mining - 2.1%
Alcoa Corp.*	192	7,073
Cleveland-Cliffs, Inc.*	374	8,063
Freeport-McMoRan, Inc.	178	6,606

Total Metals & Mining		21,742

Paper & Forest Products - 1.5%
Louisiana-Pacific Corp.	264	15,917

Road & Rail - 3.2%
Avis Budget Group, Inc.*	202	15,734
Saia, Inc.*	84	17,597

Total Road & Rail		33,331

Semiconductors & Semiconductor Equipment - 9.9%
Applied Materials, Inc.	130	18,512
Cree, Inc.*	174	17,040
Enphase Energy, Inc.*	128	23,505
Lam Research Corp.	28	18,219
Micron Technology, Inc.*	100	8,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

June 30, 2021

Investments	Shares	Value
ON Semiconductor Corp.*	476	$18,221

Total Semiconductors & Semiconductor Equipment		103,995

Software - 7.8%
Bill.com Holdings, Inc.*	114	20,883
Crowdstrike Holdings, Inc., Class A*	86	21,613
HubSpot, Inc.*	35	20,395
Zendesk, Inc.*	130	18,764

Total Software		81,655

Specialty Retail - 9.5%
AutoNation, Inc.*	86	8,154
Five Below, Inc.*	90	17,394
L Brands, Inc.	278	20,033
Lithia Motors, Inc.	51	17,525
RH*	28	19,012
Urban Outfitters, Inc.*	228	9,398
Williams-Sonoma, Inc.	52	8,302

Total Specialty Retail		99,818

Textiles, Apparel & Luxury Goods - 6.4%
Capri Holdings Ltd.*	340	19,445
Crocs, Inc.*	72	8,389
Deckers Outdoor Corp.*	56	21,508
Tapestry, Inc.*	402	17,479

Total Textiles, Apparel & Luxury Goods		66,821

Trading Companies & Distributors - 1.5%
SiteOne Landscape Supply, Inc.*	52	8,802
United Rentals, Inc.*	22	7,018

Total Trading Companies & Distributors		15,820

Total United States		1,013,419

Argentina - 1.9%
Internet & Direct Marketing Retail - 1.9%
MercadoLibre, Inc.*	13	20,251

Luxembourg - 0.8%
Metals & Mining - 0.8%

ArcelorMittal S.A.	256	7,951

Netherlands - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors N.V.	42	8,640

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,013,026)		1,050,261
Other Assets less Liabilities - 0.0%		246

NET ASSETS - 100.0%		$1,050,507

*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,050,261	$—	$—	$1,050,261

Total Investments in Securities	$1,050,261	$—	$—	$1,050,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Banks - 10.9%
ACNB Corp.	1,678	$46,833
American National Bankshares, Inc.	1,774	55,154
Arrow Financial Corp.	2,274	81,750
Associated Banc-Corp.	30,390	622,387
Atlantic Union Bankshares Corp.	11,081	401,354
Bank of Hawaii Corp.	6,332	533,281
Bank OZK	20,952	883,336
Banner Corp.	5,844	316,803
Bar Harbor Bankshares(a)	2,148	61,476
Brookline Bancorp, Inc.	13,914	208,014
Bryn Mawr Bank Corp.	3,296	139,058
Camden National Corp.	2,393	114,290
Cathay General Bancorp	15,134	595,674
Central Pacific Financial Corp.	7,012	182,733
Citigroup, Inc.	322,652	22,827,629
Citizens & Northern Corp.(a)	3,735	91,507
City Holding Co.	3,698	278,238
CNB Financial Corp.	2,425	55,339
Columbia Banking System, Inc.	10,781	415,715
Community Trust Bancorp, Inc.	3,370	136,081
Cullen/Frost Bankers, Inc.	9,480	1,061,760
CVB Financial Corp.	21,696	446,721
Dime Community Bancshares, Inc.	6,525	219,370
Farmers National Banc Corp.	5,580	86,546
Fifth Third Bancorp	126,437	4,833,687
Financial Institutions, Inc.	3,381	101,430
First Bancorp, Inc. (The)	2,490	73,330
First Busey Corp.	9,716	239,597
First Commonwealth Financial Corp.	18,206	256,158
First Community Bankshares, Inc.	3,802	113,490
First Financial Bancorp(a)	23,140	546,798
First Hawaiian, Inc.	26,338	746,419
First Horizon Corp.	116,034	2,005,068
First Interstate BancSystem, Inc., Class A	6,841	286,159
First of Long Island Corp. (The)	4,223	89,654
Flushing Financial Corp.	8,239	176,562
Fulton Financial Corp.	28,007	441,950
HBT Financial, Inc.	6,874	119,676
Heritage Commerce Corp.(a)	16,861	187,663
Heritage Financial Corp.	5,137	128,528
Hope Bancorp, Inc.	28,552	404,867
Horizon Bancorp, Inc.	6,177	107,665
Independent Bank Corp.	4,749	103,101
International Bancshares Corp.	8,964	384,914
Investors Bancorp, Inc.	52,588	749,905
Lakeland Bancorp, Inc.	8,360	146,133
M&T Bank Corp.	19,998	2,905,909
Macatawa Bank Corp.	8,917	78,024
Mercantile Bank Corp.	3,056	92,291
Midland States Bancorp, Inc.	6,095	160,116
MidWestOne Financial Group, Inc.	2,707	77,880
NBT Bancorp, Inc.	6,696	240,855
Norwood Financial Corp.	655	17,030
OceanFirst Financial Corp.	10,791	224,884
Old National Bancorp	24,793	436,605
Pacific Premier Bancorp, Inc.	15,836	669,704
Park National Corp.(a)	2,915	342,279
People’s United Financial, Inc.	105,422	1,806,933
Peoples Bancorp, Inc.	4,946	146,501
Peoples Financial Services Corp.(a)	984	41,918
Primis Financial Corp.	4,307	65,725
Regions Financial Corp.	171,220	3,455,220
Sandy Spring Bancorp, Inc.	7,744	341,743
Sierra Bancorp	3,006	76,503
Simmons First National Corp., Class A(a)	15,779	462,956
Southside Bancshares, Inc.	6,198	236,950
Synovus Financial Corp.	27,354	1,200,294
Tompkins Financial Corp.	2,036	157,912
Truist Financial Corp.	230,885	12,814,117
Trustmark Corp.	9,274	285,639
U.S. Bancorp	246,894	14,065,551
Umpqua Holdings Corp.	55,782	1,029,178
United Bankshares, Inc.	26,378	962,797
Univest Financial Corp.	5,638	148,674
Valley National Bancorp	81,595	1,095,821
Washington Trust Bancorp, Inc.	3,657	187,787
Webster Financial Corp.	15,707	837,811
WesBanco, Inc.	12,966	461,979
West Bancorp, Inc.(a)	4,649	129,010

Total Banks		87,360,399

Beverages - 4.0%
Coca-Cola Co. (The)	591,365	31,998,760

Biotechnology - 7.3%
AbbVie, Inc.	367,439	41,388,329
Gilead Sciences, Inc.	250,942	17,279,866

Total Biotechnology		58,668,195

Capital Markets - 2.4%
Ares Management Corp., Class A	31,757	2,019,428
Artisan Partners Asset Management, Inc., Class A	28,340	1,440,239
B. Riley Financial, Inc.	6,956	525,178
Blackstone Group, Inc. (The), Class A	101,962	9,904,589
Federated Hermes, Inc., Class B(a)	16,277	551,953
Franklin Resources, Inc.	100,193	3,205,174
GCM Grosvenor, Inc., Class A	66,450	692,409
Moelis & Co., Class A	12,826	729,671
Virtu Financial, Inc., Class A	22,821	630,544

Total Capital Markets		19,699,185

Chemicals - 1.7%
Cabot Corp.	8,612	490,281
Chemours Co. (The)	27,541	958,427
Dow, Inc.	172,099	10,890,425
Kronos Worldwide, Inc.(a)	25,564	366,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2021

Investments	Shares	Value
Olin Corp.	23,512	$1,087,665

Total Chemicals		13,792,874

Commercial Services & Supplies - 0.2%
ACCO Brands Corp.	12,946	111,724
Deluxe Corp.(a)	8,221	392,717
Ennis, Inc.	6,203	133,488
Healthcare Services Group, Inc.	11,089	350,080
HNI Corp.(a)	6,405	281,628
NL Industries, Inc.	5,852	38,038
Pitney Bowes, Inc.	26,453	231,993
Steelcase, Inc., Class A	12,547	189,585

Total Commercial Services & Supplies		1,729,253

Communications Equipment - 4.2%
Cisco Systems, Inc.	614,584	32,572,952
Juniper Networks, Inc.	53,963	1,475,888

Total Communications Equipment		34,048,840

Consumer Finance - 0.3%
Navient Corp.	55,595	1,074,652
OneMain Holdings, Inc.	24,819	1,486,906

Total Consumer Finance		2,561,558

Containers & Packaging - 0.6%
Greif, Inc., Class B	5,466	322,494
International Paper Co.	74,052	4,540,128
Myers Industries, Inc.	4,943	103,803

Total Containers & Packaging		4,966,425

Diversified Consumer Services - 0.2%
H&R Block, Inc.	56,313	1,322,229

Diversified Telecommunication Services - 9.9%
AT&T, Inc.	1,260,043	36,264,037
Cogent Communications Holdings, Inc.	10,537	810,190
Lumen Technologies, Inc.	481,066	6,537,687
Verizon Communications, Inc.	647,459	36,277,128

Total Diversified Telecommunication Services		79,889,042

Electric Utilities - 8.7%
ALLETE, Inc.	9,648	675,167
American Electric Power Co., Inc.	79,297	6,707,733
Avangrid, Inc.(a)	54,384	2,796,969
Duke Energy Corp.	138,806	13,702,928
Edison International	68,918	3,984,839
Entergy Corp.	33,039	3,293,988
Evergy, Inc.	39,333	2,376,893
Exelon Corp.	161,779	7,168,428
FirstEnergy Corp.	124,512	4,633,092
Genie Energy Ltd., Class B(a)	6,979	44,107
Hawaiian Electric Industries, Inc.	17,045	720,663
NRG Energy, Inc.	39,361	1,586,248
OGE Energy Corp.	44,622	1,501,530
Otter Tail Corp.	6,025	294,080
Pinnacle West Capital Corp.	21,003	1,721,616
Portland General Electric Co.	15,885	731,981
PPL Corp.	202,947	5,676,428
Southern Co. (The)	200,168	12,112,166

Total Electric Utilities		69,728,856

Electrical Equipment - 0.0%
Powell Industries, Inc.(a)	1,792	55,462

Energy Equipment & Services - 0.3%
Archrock, Inc.	43,308	385,874
Baker Hughes Co.	97,488	2,229,551

Total Energy Equipment & Services		2,615,425

Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	3,176	223,876
Alexander’s, Inc.	500	133,975
American Assets Trust, Inc.	3,087	115,114
American Campus Communities, Inc.	9,723	454,259
Armada Hoffler Properties, Inc.	4,564	60,656
AvalonBay Communities, Inc.	8,984	1,874,871
Bluerock Residential Growth REIT, Inc.	2,699	27,449
Boston Properties, Inc.	10,051	1,151,744
Brandywine Realty Trust	17,696	242,612
Brixmor Property Group, Inc.	26,542	607,546
Brookfield Property REIT, Inc., Class A	5,666	107,031
BRT Apartments Corp.	1,105	19,161
Camden Property Trust	5,671	752,372
CareTrust REIT, Inc.	7,218	167,674
CatchMark Timber Trust, Inc., Class A	3,969	46,437
Centerspace	1,060	83,634
Columbia Property Trust, Inc.	10,621	184,699
Community Healthcare Trust, Inc.	1,417	67,251
CoreSite Realty Corp.	4,474	602,200
Corporate Office Properties Trust	8,243	230,722
Cousins Properties, Inc.	8,428	309,982
Crown Castle International Corp.	23,900	4,662,890
CubeSmart	19,252	891,753
Douglas Emmett, Inc.	10,004	336,334
Easterly Government Properties, Inc.(a)	6,795	143,239
Equity Residential	24,997	1,924,769
Essential Properties Realty Trust, Inc.	7,910	213,886
Essex Property Trust, Inc.	3,660	1,098,037
Extra Space Storage, Inc.	10,340	1,693,899
Four Corners Property Trust, Inc.	8,132	224,525
Gaming and Leisure Properties, Inc.	31,843	1,475,286
Getty Realty Corp.	6,130	190,950
Gladstone Commercial Corp.	5,580	125,885
Gladstone Land Corp.(a)	1,955	47,037
Global Medical REIT, Inc.	4,844	71,497
Healthcare Realty Trust, Inc.	13,144	396,949
Healthcare Trust of America, Inc., Class A	17,127	457,291
Healthpeak Properties, Inc.	44,004	1,464,893
Highwoods Properties, Inc.	8,742	394,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2021

Investments	Shares	Value
Hudson Pacific Properties, Inc.	9,437	$262,537
Independence Realty Trust, Inc.	6,230	113,573
Industrial Logistics Properties Trust	9,738	254,551
Iron Mountain, Inc.	38,457	1,627,500
iStar, Inc.(a)	3,817	79,126
Kimco Realty Corp.	31,616	659,194
Lexington Realty Trust	28,413	339,535
Life Storage, Inc.	4,522	485,437
LTC Properties, Inc.(a)	4,022	154,405
Medical Properties Trust, Inc.	45,781	920,198
Monmouth Real Estate Investment Corp.	6,544	122,504
National Health Investors, Inc.	4,599	308,363
National Retail Properties, Inc.	14,933	700,059
National Storage Affiliates Trust	6,718	339,662
NETSTREIT Corp.	1,869	43,099
New Senior Investment Group, Inc.	6,638	58,282
Office Properties Income Trust(a)	7,009	205,434
One Liberty Properties, Inc.	2,610	74,098
Paramount Group, Inc.	15,013	151,181
Physicians Realty Trust	16,924	312,586
Piedmont Office Realty Trust, Inc., Class A	11,033	203,780
Plymouth Industrial REIT, Inc.	2,792	55,896
PotlatchDeltic Corp.	5,841	310,449
Public Storage	15,601	4,691,065
Rayonier, Inc.	8,424	302,674
Realty Income Corp.	26,779	1,787,230
Retail Value, Inc.	2,113	45,958
Sabra Health Care REIT, Inc.	24,365	443,443
Saul Centers, Inc.	2,256	102,535
SL Green Realty Corp.	6,773	541,840
Spirit Realty Capital, Inc.	11,236	537,530
STAG Industrial, Inc.	11,980	448,411
STORE Capital Corp.	19,092	658,865
UDR, Inc.	18,333	897,950
UMH Properties, Inc.	2,976	64,936
Uniti Group, Inc.(a)	20,353	215,538
Universal Health Realty Income Trust	750	46,163
Urstadt Biddle Properties, Inc., Class A	2,280	44,186
VICI Properties, Inc.	45,303	1,405,299
Washington Real Estate Investment Trust(a)	6,863	157,849
Weingarten Realty Investors	7,017	225,035

Total Equity Real Estate Investment Trusts (REITs)		43,675,217

Food & Staples Retailing - 0.0%
SpartanNash Co.(a)	7,013	135,421
Village Super Market, Inc., Class A	2,119	49,818

Total Food & Staples Retailing		185,239

Food Products - 3.8%
B&G Foods, Inc.	27,685	908,068
Flowers Foods, Inc.	50,531	1,222,850
General Mills, Inc.	141,027	8,592,775
Ingredion, Inc.	9,491	858,936
J.M. Smucker Co. (The)(a)	23,926	3,100,092
Kellogg Co.	84,624	5,443,862
Kraft Heinz Co. (The)	257,230	10,489,839

Total Food Products		30,616,422

Gas Utilities - 0.7%
National Fuel Gas Co.	17,192	898,282
New Jersey Resources Corp.	17,243	682,305
Northwest Natural Holding Co.	5,335	280,194
South Jersey Industries, Inc.(a)	23,280	603,650
Southwest Gas Holdings, Inc.	8,957	592,864
Spire, Inc.	9,233	667,269
UGI Corp.	34,534	1,599,270

Total Gas Utilities		5,323,834

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	46,917	2,678,492
National HealthCare Corp.	2,049	143,225
Patterson Cos., Inc.	14,209	431,811

Total Health Care Providers & Services		3,253,528

Household Durables - 0.5%
Ethan Allen Interiors, Inc.	6,102	168,415
Leggett & Platt, Inc.	22,964	1,189,765
MDC Holdings, Inc.	10,432	527,859
Newell Brands, Inc.	84,878	2,331,599

Total Household Durables		4,217,638

Household Products - 1.2%
Kimberly-Clark Corp.	71,781	9,602,862

Independent Power & Renewable Electricity Producers - 0.0%
Clearway Energy, Inc., Class A	10,232	258,051

Industrial Conglomerates - 3.2%
3M Co.	130,881	25,996,893

Insurance - 2.5%
American National Group, Inc.(a)	4,531	673,080
CNA Financial Corp.	47,676	2,168,781
Donegal Group, Inc., Class A	7,009	102,121
Fidelity National Financial, Inc.	50,514	2,195,339
First American Financial Corp.	17,791	1,109,269
Mercury General Corp.	20,066	1,303,287
MetLife, Inc.	156,971	9,394,714
Old Republic International Corp.	61,022	1,520,058
Safety Insurance Group, Inc.	4,573	357,974
Unum Group	44,623	1,267,293

Total Insurance		20,091,916

Internet & Direct Marketing Retail - 0.0%
PetMed Express, Inc.(a)	3,385	107,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2021

Investments	Shares	Value
IT Services - 4.0%
International Business Machines Corp.	209,286	$30,679,235
Western Union Co. (The)	74,882	1,720,039

Total IT Services		32,399,274

Leisure Products - 0.1%
Sturm Ruger & Co., Inc.(a)	4,167	374,947

Media - 0.7%
Interpublic Group of Cos., Inc. (The)	74,607	2,423,982
John Wiley & Sons, Inc., Class A	6,538	393,457
Omnicom Group, Inc.	38,664	3,092,733

Total Media		5,910,172

Metals & Mining - 0.1%
Compass Minerals International, Inc.	10,692	633,608
Haynes International, Inc.	2,057	72,777
Kaiser Aluminum Corp.	1,965	242,658
SunCoke Energy, Inc.	17,673	126,185

Total Metals & Mining		1,075,228

Multi-Utilities - 3.4%
Avista Corp.	12,719	542,720
Black Hills Corp.(a)	10,658	699,485
Consolidated Edison, Inc.	62,556	4,486,516
Dominion Energy, Inc.	122,928	9,043,813
DTE Energy Co.	29,772	3,858,451
MDU Resources Group, Inc.	45,910	1,438,819
NiSource, Inc.	62,703	1,536,224
NorthWestern Corp.	9,718	585,218
Public Service Enterprise Group, Inc.	78,598	4,695,445
Unitil Corp.(a)	2,285	121,036

Total Multi-Utilities		27,007,727

Multiline Retail - 0.0%
Franchise Group, Inc.	6,761	238,460

Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Corp.	306,596	3,185,532
Diamondback Energy, Inc.	21,100	1,981,079

Total Oil, Gas & Consumable Fuels		5,166,611

Paper & Forest Products - 0.1%
Glatfelter Corp.	6,492	90,693
Neenah, Inc.	2,651	133,001
Schweitzer-Mauduit International, Inc.	6,463	260,976
Verso Corp., Class A	5,230	92,571

Total Paper & Forest Products		577,241

Pharmaceuticals - 4.5%
Pfizer, Inc.	919,744	36,017,175

Professional Services - 0.0%
Resources Connection, Inc.	6,618	95,034

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	11,645	231,386
RMR Group, Inc. (The), Class A	1,176	45,441

Total Real Estate Management & Development		276,827

Road & Rail - 0.1%
Ryder System, Inc.	12,925	960,715

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom, Inc.	58,006	27,659,581
NVE Corp.(a)	1,614	119,517

Total Semiconductors & Semiconductor Equipment		27,779,098

Specialty Retail - 0.2%
Big 5 Sporting Goods Corp.(a)	7,101	182,354
Buckle, Inc. (The)	8,135	404,716
Haverty Furniture Cos., Inc.	3,814	163,087
Rent-A-Center, Inc.	12,403	658,227

Total Specialty Retail		1,408,384

Technology Hardware, Storage & Peripherals - 1.2%
HP, Inc.	206,053	6,220,740
NetApp, Inc.	30,842	2,523,493
Xerox Holdings Corp.	38,953	915,006

Total Technology Hardware, Storage & Peripherals		9,659,239

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	67,069	1,252,178
Kontoor Brands, Inc.(a)	13,943	786,525

Total Textiles, Apparel & Luxury Goods		2,038,703

Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial, Inc.	26,000	306,280
Federal Agricultural Mortgage Corp., Class C(a)	1,734	171,493
New York Community Bancorp, Inc.	138,221	1,523,195
Northfield Bancorp, Inc.	8,230	134,972
Northwest Bancshares, Inc.	34,889	475,886
Premier Financial Corp.	6,172	175,347
Provident Financial Services, Inc.	18,871	431,957
Territorial Bancorp, Inc.	1,590	41,292
TFS Financial Corp.	79,788	1,619,696
TrustCo Bank Corp.	3,752	128,994
Washington Federal, Inc.	11,410	362,610

Total Thrifts & Mortgage Finance		5,371,722

Tobacco - 11.2%
Altria Group, Inc.	908,668	43,325,290
Philip Morris International, Inc.	459,686	45,559,479
Universal Corp.	6,848	390,131
Vector Group Ltd.	65,634	928,065

Total Tobacco		90,202,965

Trading Companies & Distributors - 0.4%
H&E Equipment Services, Inc.	6,222	207,006
MSC Industrial Direct Co., Inc., Class A	7,450	668,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2021

Investments	Shares	Value
Watsco, Inc.	7,129	$2,043,457

Total Trading Companies & Distributors		2,918,951

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	17,322	392,517

TOTAL COMMON STOCKS (Cost: $710,806,350)		801,636,905

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $975,401)	8,411	996,535

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $992,417)	992,417	992,417

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $712,774,168)		803,625,857
Other Assets less Liabilities - 0.2%		1,659,847

NET ASSETS - 100.0%		$805,285,704

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,542,336 and the total market value of the collateral held by the Fund was $11,779,607. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,787,190.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$—	$5,125,372	$4,163,965	$13,994	$21,134	$996,535	$14,219

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$801,636,905	$—	$—	$801,636,905
Exchange-Traded Fund	996,535	—	—	996,535
Investment of Cash Collateral for Securities Loaned	—	992,417	—	992,417

Total Investments in Securities	$802,633,440	$992,417	$—	$803,625,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.2%
General Dynamics Corp.	42,806	$8,058,657
L3Harris Technologies, Inc.	21,543	4,656,519
Lockheed Martin Corp.	42,816	16,199,434
Northrop Grumman Corp.	18,034	6,554,097

Total Aerospace & Defense		35,468,707

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	12,998	1,217,523
Expeditors International of Washington, Inc.	12,691	1,606,681
FedEx Corp.	13,504	4,028,648
United Parcel Service, Inc., Class B	135,798	28,241,910

Total Air Freight & Logistics		35,094,762

Banks - 6.6%
Bank of America Corp.	1,164,820	48,025,529
Citigroup, Inc.	380,114	26,893,065
Fifth Third Bancorp	140,529	5,372,424
First Republic Bank	6,956	1,301,954
JPMorgan Chase & Co.	489,226	76,094,212
M&T Bank Corp.	21,867	3,177,494
Regions Financial Corp.	220,079	4,441,194
Truist Financial Corp.	269,858	14,977,119
U.S. Bancorp	291,343	16,597,811

Total Banks		196,880,802

Beverages - 3.2%
Brown-Forman Corp., Class B	32,608	2,443,644
Coca-Cola Co. (The)	709,910	38,413,230
Constellation Brands, Inc., Class A	14,427	3,374,331
Keurig Dr. Pepper, Inc.	156,962	5,531,341
PepsiCo, Inc.	310,089	45,945,887

Total Beverages		95,708,433

Biotechnology - 3.2%
AbbVie, Inc.	463,176	52,172,145
Amgen, Inc.	86,294	21,034,162
Gilead Sciences, Inc.	301,835	20,784,358

Total Biotechnology		93,990,665

Building Products - 0.1%
Carrier Global Corp.	32,879	1,597,920
Fortune Brands Home & Security, Inc.	5,497	547,556
Masco Corp.	9,554	562,826

Total Building Products		2,708,302

Capital Markets - 4.6%
Ameriprise Financial, Inc.	15,045	3,744,400
Bank of New York Mellon Corp. (The)	147,885	7,576,149
BlackRock, Inc.	25,790	22,565,476
Blackstone Group, Inc. (The), Class A	125,753	12,215,646
Charles Schwab Corp. (The)	144,825	10,544,708
CME Group, Inc.	34,688	7,377,444
FactSet Research Systems, Inc.	1,412	473,881
Goldman Sachs Group, Inc. (The)	39,330	14,926,915
Intercontinental Exchange, Inc.	35,393	4,201,149
KKR & Co., Inc., Class A	47,915	2,838,485
MarketAxess Holdings, Inc.	1,289	597,568
Moody’s Corp.	13,190	4,779,660
Morgan Stanley	217,605	19,952,202
MSCI, Inc.	3,898	2,077,946
Nasdaq, Inc.	18,408	3,236,126
Northern Trust Corp.	33,335	3,854,193
Raymond James Financial, Inc.	10,607	1,377,849
S&P Global, Inc.	15,778	6,476,080
T. Rowe Price Group, Inc.	41,308	8,177,745

Total Capital Markets		136,993,622

Chemicals - 1.7%
Air Products & Chemicals, Inc.	24,633	7,086,422
Albemarle Corp.	4,369	736,002
Celanese Corp.	13,819	2,094,960
Corteva, Inc.	60,857	2,699,008
Dow, Inc.	209,955	13,285,952
DuPont de Nemours, Inc.	74,622	5,776,489
Eastman Chemical Co.	16,025	1,870,919
Ecolab, Inc.	14,146	2,913,652
FMC Corp.	8,171	884,102
International Flavors & Fragrances, Inc.	16,267	2,430,290
PPG Industries, Inc.	20,877	3,544,288
RPM International, Inc.	15,209	1,348,734
Sherwin-Williams Co. (The)	17,340	4,724,283

Total Chemicals		49,395,101

Commercial Services & Supplies - 0.5%
Cintas Corp.	7,676	2,932,232
Republic Services, Inc.	46,681	5,135,377
Rollins, Inc.	16,189	553,664
Waste Management, Inc.	44,845	6,283,233

Total Commercial Services & Supplies		14,904,506

Communications Equipment - 1.5%
Cisco Systems, Inc.	738,503	39,140,659
Motorola Solutions, Inc.	15,852	3,437,506
Ubiquiti, Inc.(a)	1,055	329,361

Total Communications Equipment		42,907,526

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,955	1,039,598
Vulcan Materials Co.	7,039	1,225,279

Total Construction Materials		2,264,877

Consumer Finance - 0.7%
American Express Co.	63,652	10,517,220
Discover Financial Services	35,842	4,239,750
Synchrony Financial	92,911	4,508,042

Total Consumer Finance		19,265,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2021

Investments	Shares	Value
Containers & Packaging - 0.4%
Avery Dennison Corp.	11,324	$2,380,758
Ball Corp.	17,640	1,429,193
International Paper Co.	93,744	5,747,445
Packaging Corp. of America	15,727	2,129,750

Total Containers & Packaging		11,687,146

Distributors - 0.1%
Genuine Parts Co.	26,765	3,384,970
Pool Corp.	1,470	674,230

Total Distributors		4,059,200

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	2,541,390	73,141,204
Lumen Technologies, Inc.	579,135	7,870,445
Verizon Communications, Inc.	1,372,393	76,895,180

Total Diversified Telecommunication Services		157,906,829

Electric Utilities - 3.7%
Alliant Energy Corp.	53,595	2,988,457
American Electric Power Co., Inc.	91,576	7,746,414
Avangrid, Inc.(a)	70,444	3,622,935
Duke Energy Corp.	168,524	16,636,689
Edison International	77,816	4,499,321
Entergy Corp.	40,572	4,045,028
Evergy, Inc.	44,486	2,688,289
Eversource Energy	48,789	3,914,829
Exelon Corp.	199,182	8,825,754
FirstEnergy Corp.	145,981	5,431,953
NextEra Energy, Inc.	299,684	21,960,844
PPL Corp.	232,852	6,512,871
Southern Co. (The)	243,155	14,713,309
Xcel Energy, Inc.	107,246	7,065,367

Total Electric Utilities		110,652,060

Electrical Equipment - 0.5%
AMETEK, Inc.	8,844	1,180,674
Emerson Electric Co.	81,457	7,839,422
Rockwell Automation, Inc.	15,807	4,521,118

Total Electrical Equipment		13,541,214

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	42,559	2,911,461
CDW Corp.	9,545	1,667,034
Corning, Inc.	107,912	4,413,601

Total Electronic Equipment, Instruments & Components		8,992,096

Energy Equipment & Services - 0.1%
Baker Hughes Co.	111,320	2,545,889
Halliburton Co.	56,020	1,295,182

Total Energy Equipment & Services		3,841,071

Entertainment - 0.2%
Activision Blizzard, Inc.	33,287	3,176,911
Electronic Arts, Inc.	9,752	1,402,630

Total Entertainment		4,579,541

Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.	25,058	4,559,052
American Tower Corp.	48,324	13,054,245
AvalonBay Communities, Inc.	27,547	5,748,783
Boston Properties, Inc.	29,961	3,433,231
Crown Castle International Corp.	79,372	15,485,477
Digital Realty Trust, Inc.	49,393	7,431,671
Duke Realty Corp.	46,146	2,185,013
Equinix, Inc.	7,732	6,205,703
Equity Residential	76,760	5,910,520
Essex Property Trust, Inc.	10,763	3,229,008
Extra Space Storage, Inc.	31,320	5,130,842
Healthpeak Properties, Inc.	143,933	4,791,530
Invitation Homes, Inc.	57,534	2,145,443
Mid-America Apartment Communities, Inc.	21,348	3,595,430
Prologis, Inc.	95,702	11,439,260
Public Storage	49,698	14,943,692
Realty Income Corp.	82,693	5,518,931
SBA Communications Corp.	4,871	1,552,388
Sun Communities, Inc.	11,094	1,901,512
VICI Properties, Inc.	137,052	4,251,353
Weyerhaeuser Co.	76,764	2,642,217

Total Equity Real Estate Investment Trusts (REITs)		125,155,301

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	26,448	10,464,680
Kroger Co. (The)	140,606	5,386,616
Walmart, Inc.	334,991	47,240,431

Total Food & Staples Retailing		63,091,727

Food Products - 2.3%
Archer-Daniels-Midland Co.	91,169	5,524,841
Campbell Soup Co.	66,052	3,011,311
Conagra Brands, Inc.	86,960	3,163,605
General Mills, Inc.	163,764	9,978,141
Hershey Co. (The)	23,728	4,132,943
Hormel Foods Corp.	65,333	3,119,651
J.M. Smucker Co. (The)(a)	26,197	3,394,345
Kellogg Co.	96,690	6,220,068
Kraft Heinz Co. (The)	314,084	12,808,345
McCormick & Co., Inc., Non-Voting Shares	27,539	2,432,244
Mondelez International, Inc., Class A	172,006	10,740,055
Tyson Foods, Inc., Class A	40,697	3,001,811

Total Food Products		67,527,360

Gas Utilities - 0.0%
Atmos Energy Corp.	14,295	1,373,892

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	129,750	15,041,918
Baxter International, Inc.	36,918	2,971,899
Becton, Dickinson and Co.	20,705	5,035,249
Danaher Corp.	13,380	3,590,657
ResMed, Inc.	10,108	2,491,824
Stryker Corp.	20,975	5,447,837
Teleflex, Inc.	1,103	443,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2021

Investments	Shares	Value
West Pharmaceutical Services, Inc.	660	$237,006
Zimmer Biomet Holdings, Inc.	9,143	1,470,377

Total Health Care Equipment & Supplies		36,729,941

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	22,225	2,544,540
Anthem, Inc.	16,850	6,433,330
Cardinal Health, Inc.	58,517	3,340,735
Cigna Corp.	1	237
CVS Health Corp.	198,941	16,599,637
Humana, Inc.	5,178	2,292,404
McKesson Corp.	9,758	1,866,120
Quest Diagnostics, Inc.	17,912	2,363,847
UnitedHealth Group, Inc.	111,815	44,775,199

Total Health Care Providers & Services		80,216,049

Health Care Technology - 0.1%
Cerner Corp.	21,240	1,660,118

Hotels, Restaurants & Leisure - 1.4%
Domino’s Pizza, Inc.	2,860	1,334,161
McDonald’s Corp.	100,006	23,100,386
MGM Resorts International	9,413	401,465
Starbucks Corp.	112,014	12,524,285
Yum! Brands, Inc.	41,339	4,755,225

Total Hotels, Restaurants & Leisure		42,115,522

Household Durables - 0.2%
D.R. Horton, Inc.	25,933	2,343,565
Lennar Corp., Class A	19,369	1,924,310
PulteGroup, Inc.	10,020	546,792
Whirlpool Corp.	7,656	1,669,161

Total Household Durables		6,483,828

Household Products - 3.0%
Church & Dwight Co., Inc.	17,574	1,497,656
Clorox Co. (The)	21,756	3,914,122
Colgate-Palmolive Co.	139,498	11,348,162
Kimberly-Clark Corp.	83,709	11,198,590
Procter & Gamble Co. (The)	457,708	61,758,541

Total Household Products		89,717,071

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. (The)	84,060	2,191,444

Industrial Conglomerates - 1.7%
3M Co.	154,424	30,673,239
General Electric Co.	177,359	2,387,252
Honeywell International, Inc.	66,182	14,517,022
Roper Technologies, Inc.	3,615	1,699,773

Total Industrial Conglomerates		49,277,286

Insurance - 1.7%
Aflac, Inc.	104,456	5,605,109
Allstate Corp. (The)	48,922	6,381,386
Arthur J. Gallagher & Co.	22,317	3,126,165
Brown & Brown, Inc.	12,954	688,376
Cincinnati Financial Corp.	26,224	3,058,243
Hartford Financial Services Group, Inc. (The)	51,064	3,164,436
Marsh & McLennan Cos., Inc.	65,574	9,224,950
MetLife, Inc.	192,904	11,545,305
Progressive Corp. (The)	22,567	2,216,305
Travelers Cos., Inc. (The)	35,954	5,382,673
W.R. Berkley Corp.	3,061	227,830

Total Insurance		50,620,778

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	74,008	5,196,102

IT Services - 2.9%
Automatic Data Processing, Inc.	50,555	10,041,234
Broadridge Financial Solutions, Inc.	12,919	2,086,806
Cognizant Technology Solutions Corp., Class A	35,280	2,443,493
Fidelity National Information Services, Inc.	33,188	4,701,744
Global Payments, Inc.	7,832	1,468,813
International Business Machines Corp.	248,799	36,471,445
Jack Henry & Associates, Inc.	2,858	467,312
MasterCard, Inc., Class A	26,563	9,697,886
Paychex, Inc.	54,599	5,858,473
Visa, Inc., Class A(a)	57,314	13,401,159

Total IT Services		86,638,365

Leisure Products - 0.1%
Hasbro, Inc.	19,553	1,848,150

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	18,277	2,701,523
Bio-Techne Corp.	1,437	647,024
Thermo Fisher Scientific, Inc.	6,379	3,218,014

Total Life Sciences Tools & Services		6,566,561

Machinery - 2.0%
Caterpillar, Inc.	68,114	14,823,650
Cummins, Inc.	20,700	5,046,867
Deere & Co.	20,895	7,369,875
Dover Corp.	20,975	3,158,835
Fortive Corp.	8,956	624,591
Graco, Inc.	9,678	732,625
IDEX Corp.	2,851	627,363
Illinois Tool Works, Inc.	55,441	12,394,390
Nordson Corp.	1,095	240,363
Otis Worldwide Corp.	39,438	3,224,845
PACCAR, Inc.	30,712	2,741,046
Parker-Hannifin Corp.	9,774	3,001,693
Stanley Black & Decker, Inc.	15,142	3,103,959
Westinghouse Air Brake Technologies Corp.	7,523	619,143
Xylem, Inc.	7,499	899,580

Total Machinery		58,608,825

Media - 1.2%
Cable One, Inc.	35	66,948
Comcast Corp., Class A	445,333	25,392,888
Fox Corp., Class A	40,601	1,507,515
Omnicom Group, Inc.	42,620	3,409,174
Sirius XM Holdings, Inc.(a)	187,292	1,224,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2021

Investments	Shares	Value
ViacomCBS, Inc., Class B	92,772	$4,193,294

Total Media		35,794,709

Metals & Mining - 0.4%
Newmont Corp.	112,064	7,102,616
Nucor Corp.	48,432	4,646,082

Total Metals & Mining		11,748,698

Multi-Utilities - 1.6%
Ameren Corp.	36,774	2,943,391
CenterPoint Energy, Inc.	68,074	1,669,174
CMS Energy Corp.	58,464	3,454,053
Consolidated Edison, Inc.	71,085	5,098,216
Dominion Energy, Inc.	150,054	11,039,473
DTE Energy Co.	37,681	4,883,458
Public Service Enterprise Group, Inc.	98,258	5,869,933
Sempra Energy	48,366	6,407,528
WEC Energy Group, Inc.	66,378	5,904,323

Total Multi-Utilities		47,269,549

Multiline Retail - 0.6%
Dollar General Corp.	15,129	3,273,764
Target Corp.	64,696	15,639,611

Total Multiline Retail		18,913,375

Oil, Gas & Consumable Fuels - 0.3%
EOG Resources, Inc.	87,231	7,278,555
Pioneer Natural Resources Co.	14,452	2,348,739

Total Oil, Gas & Consumable Fuels		9,627,294

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	9,389	2,986,453

Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	361,698	24,168,660
Eli Lilly & Co.	95,977	22,028,641
Johnson & Johnson	557,298	91,809,273
Merck & Co., Inc.	630,938	49,068,048
Pfizer, Inc.	1,103,522	43,213,922
Zoetis, Inc.	14,340	2,672,402

Total Pharmaceuticals		232,960,946

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	12,694	1,081,275
Equifax, Inc.	6,752	1,617,171
Jacobs Engineering Group, Inc.	2,848	379,980
Leidos Holdings, Inc.	7,291	737,120
TransUnion	4,497	493,816
Verisk Analytics, Inc.	7,868	1,374,697

Total Professional Services		5,684,059

Road & Rail - 1.0%
CSX Corp.	149,689	4,802,023
JB Hunt Transport Services, Inc.	2,470	402,487
Kansas City Southern	5,582	1,581,771
Norfolk Southern Corp.	22,829	6,059,045
Old Dominion Freight Line, Inc.	3,014	764,953
Union Pacific Corp.	70,047	15,405,437

Total Road & Rail		29,015,716

Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.(a)	36,490	6,282,118
Applied Materials, Inc.	51,579	7,344,850
Broadcom, Inc.	69,775	33,271,511
Entegris, Inc.	917	112,764
Intel Corp.	575,267	32,295,489
KLA Corp.	18,280	5,926,559
Lam Research Corp.	8,676	5,645,473
Microchip Technology, Inc.	16,457	2,464,271
Monolithic Power Systems, Inc.	777	290,171
NVIDIA Corp.	4,566	3,653,257
QUALCOMM, Inc.	164,925	23,572,730
Skyworks Solutions, Inc.	14,524	2,784,977
Teradyne, Inc.	2,421	324,317
Texas Instruments, Inc.	184,958	35,567,423

Total Semiconductors & Semiconductor Equipment		159,535,910

Software - 7.0%
Citrix Systems, Inc.	9,058	1,062,232
Intuit, Inc.	9,807	4,807,097
Microsoft Corp.	636,458	172,416,472
Oracle Corp.	377,455	29,381,097
SS&C Technologies Holdings, Inc.	12,603	908,172

Total Software		208,575,070

Specialty Retail - 3.1%
Best Buy Co., Inc.	43,852	5,042,103
Home Depot, Inc. (The)	194,398	61,991,578
Lowe’s Cos., Inc.	87,565	16,984,983
TJX Cos., Inc. (The)	96,586	6,511,828
Tractor Supply Co.	8,925	1,660,586

Total Specialty Retail		92,191,078

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	914,179	125,205,956
HP, Inc.	256,841	7,754,030
NetApp, Inc.	32,629	2,669,704

Total Technology Hardware, Storage & Peripherals		135,629,690

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	55,522	8,577,594
VF Corp.	49,725	4,079,439

Total Textiles, Apparel & Luxury Goods		12,657,033

Tobacco - 4.3%
Altria Group, Inc.	1,191,539	56,812,579
Philip Morris International, Inc.	700,454	69,421,996

Total Tobacco		126,234,575

Trading Companies & Distributors - 0.2%
Fastenal Co.	88,068	4,579,536
W.W. Grainger, Inc.	6,119	2,680,122

Total Trading Companies & Distributors		7,259,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2021

Investments	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	20,657	$3,183,863

TOTAL COMMON STOCKS (Cost: $2,034,134,826)		2,955,127,468

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $4,701,405)	43,509	5,154,946

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $797,608)	797,608	797,608

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,039,633,839)		2,961,080,022
Other Assets less Liabilities - 0.1%		4,097,522

NET ASSETS - 100.0%		$2,965,177,544

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,756,589 and the total market value of the collateral held by the Fund was $25,393,700. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,596,092.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. Total Dividend Fund	$6,267,390	$3,005,016	$4,388,258	$129,074	$141,724	$5,154,946	$41,231

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,955,127,468	$—	$—	$2,955,127,468
Exchange-Traded Fund	5,154,946	—	—	5,154,946
Investment of Cash Collateral for Securities Loaned	—	797,608	—	797,608

Total Investments in Securities	$2,960,282,414	$797,608	$—	$2,961,080,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.5%
General Dynamics Corp.	9,554	$1,798,636
HEICO Corp.	983	137,050
Howmet Aerospace, Inc.*	9,518	328,085
L3Harris Technologies, Inc.	4,262	921,231
Lockheed Martin Corp.	7,995	3,024,908
Northrop Grumman Corp.	5,209	1,893,107
Teledyne Technologies, Inc.*	443	185,542
TransDigm Group, Inc.*	516	334,002

Total Aerospace & Defense		8,622,561

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,437	228,274
Expeditors International of Washington, Inc.	3,152	399,043
FedEx Corp.	3,217	959,728
United Parcel Service, Inc., Class B	16,698	3,472,683
XPO Logistics, Inc.*	401	56,096

Total Air Freight & Logistics		5,115,824

Auto Components - 0.1%
BorgWarner, Inc.	5,974	289,978
Gentex Corp.	3,637	120,348
Lear Corp.	488	85,537

Total Auto Components		495,863

Automobiles - 0.4%
General Motors Co.*	43,859	2,595,137

Banks - 6.4%
Bank of America Corp.	253,925	10,469,328
Citigroup, Inc.	81,005	5,731,104
Fifth Third Bancorp	11,786	450,579
First Republic Bank	2,595	485,706
JPMorgan Chase & Co.	88,471	13,760,779
M&T Bank Corp.	4,211	611,900
Regions Financial Corp.	13,542	273,278
SVB Financial Group*	1,195	664,934
Truist Financial Corp.	39,251	2,178,430
U.S. Bancorp	42,737	2,434,727

Total Banks		37,060,765

Beverages - 1.7%
Boston Beer Co., Inc. (The), Class A*	87	88,810
Brown-Forman Corp., Class B	4,892	366,606
Coca-Cola Co. (The)	69,586	3,765,298
Constellation Brands, Inc., Class A	2,047	478,773
Keurig Dr. Pepper, Inc.	21,010	740,392
Molson Coors Beverage Co., Class B*	8,133	436,661
Monster Beverage Corp.*	6,479	591,857
PepsiCo, Inc.	23,744	3,518,149

Total Beverages		9,986,546

Biotechnology - 3.0%
AbbVie, Inc.	37,626	4,238,193
Alexion Pharmaceuticals, Inc.*	7,732	1,420,446
Amgen, Inc.	14,137	3,445,894
Biogen, Inc.*	7,420	2,569,323
Gilead Sciences, Inc.	41,477	2,856,106
Neurocrine Biosciences, Inc.*	1,151	112,015
Regeneron Pharmaceuticals, Inc.*	2,507	1,400,260
Seagen, Inc.*	850	134,198
Vertex Pharmaceuticals, Inc.*	5,223	1,053,113

Total Biotechnology		17,229,548

Building Products - 0.4%
A.O. Smith Corp.	2,444	176,115
Carrier Global Corp.	23,286	1,131,700
Fortune Brands Home & Security, Inc.	2,950	293,849
Lennox International, Inc.	563	197,500
Masco Corp.	6,056	356,759
Owens Corning	3,237	316,902
Trex Co., Inc.*	900	91,989

Total Building Products		2,564,814

Capital Markets - 4.6%
Ameriprise Financial, Inc.	3,283	817,073
Bank of New York Mellon Corp. (The)	41,729	2,137,777
BlackRock, Inc.	3,017	2,639,784
CBOE Global Markets, Inc.	1,583	188,456
Charles Schwab Corp. (The)	24,035	1,749,988
CME Group, Inc.	4,831	1,027,457
FactSet Research Systems, Inc.	305	102,361
Franklin Resources, Inc.	16,848	538,968
Goldman Sachs Group, Inc. (The)	12,008	4,557,396
Intercontinental Exchange, Inc.	8,208	974,290
MarketAxess Holdings, Inc.	225	104,308
Moody’s Corp.	2,780	1,007,389
Morgan Stanley	66,498	6,097,202
Morningstar, Inc.	204	52,450
MSCI, Inc.	494	263,342
Nasdaq, Inc.	2,748	483,098
Northern Trust Corp.	5,683	657,068
Raymond James Financial, Inc.	3,483	452,442
S&P Global, Inc.	3,493	1,433,702
SEI Investments Co.	2,530	156,784
T. Rowe Price Group, Inc.	5,921	1,172,180

Total Capital Markets		26,613,515

Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,142	903,891
Albemarle Corp.	1,161	195,582
Celanese Corp.	2,380	360,808
CF Industries Holdings, Inc.	3,004	154,556
Corteva, Inc.	9,399	416,846
Dow, Inc.	17,282	1,093,605
DuPont de Nemours, Inc.	3,989	308,788
Eastman Chemical Co.	3,430	400,453
Ecolab, Inc.	2,628	541,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
FMC Corp.	2,946	$318,757
International Flavors & Fragrances, Inc.	1,588	237,247
PPG Industries, Inc.	3,763	638,845
RPM International, Inc.	2,224	197,224
Scotts Miracle-Gro Co. (The)	908	174,263
Sherwin-Williams Co. (The)	3,852	1,049,477
Westlake Chemical Corp.	1,142	102,883

Total Chemicals		7,094,514

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,176	449,232
Copart, Inc.*	2,654	349,877
IAA, Inc.*	1,186	64,684
Republic Services, Inc.	5,204	572,492
Rollins, Inc.	3,763	128,695
Waste Management, Inc.	6,389	895,163

Total Commercial Services & Supplies		2,460,143

Communications Equipment - 1.4%
Arista Networks, Inc.*	1,362	493,466
Cisco Systems, Inc.	117,671	6,236,563
F5 Networks, Inc.*	1,153	215,219
Motorola Solutions, Inc.	2,932	635,804
Ubiquiti, Inc.	1,018	317,810

Total Communications Equipment		7,898,862

Construction & Engineering - 0.1%
AECOM*	3,031	191,923
Quanta Services, Inc.	2,291	207,496

Total Construction & Engineering		399,419

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	996	350,403
Vulcan Materials Co.	1,940	337,696

Total Construction Materials		688,099

Consumer Finance - 0.6%
American Express Co.	12,322	2,035,964
Discover Financial Services	4,851	573,825
Synchrony Financial	16,889	819,454

Total Consumer Finance		3,429,243

Containers & Packaging - 0.4%
AptarGroup, Inc.	739	104,081
Avery Dennison Corp.	1,646	346,055
Ball Corp.	3,809	308,605
Crown Holdings, Inc.	2,490	254,503
International Paper Co.	9,966	611,015
Packaging Corp. of America	1,978	267,861
WestRock Co.	7,175	381,854

Total Containers & Packaging		2,273,974

Distributors - 0.2%
Genuine Parts Co.	3,025	382,572
LKQ Corp.*	7,905	389,084
Pool Corp.	439	201,352

Total Distributors		973,008

Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc.*	443	65,170
Service Corp. International	3,917	209,912

Total Diversified Consumer Services		275,082

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	41,473	11,526,176

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	181,508	5,223,800
Lumen Technologies, Inc.	54,915	746,295
Verizon Communications, Inc.	143,265	8,027,138

Total Diversified Telecommunication Services		13,997,233

Electric Utilities - 1.6%
Alliant Energy Corp.	4,433	247,184
American Electric Power Co., Inc.	8,122	687,040
Avangrid, Inc.(a)	4,702	241,824
Duke Energy Corp.	7,629	753,135
Entergy Corp.	3,626	361,512
Evergy, Inc.	4,808	290,547
Eversource Energy	6,095	489,063
Exelon Corp.	24,496	1,085,418
FirstEnergy Corp.	16,423	611,100
NextEra Energy, Inc.	20,321	1,489,123
NRG Energy, Inc.	8,578	345,693
Pinnacle West Capital Corp.	2,309	189,269
PPL Corp.	26,679	746,212
Southern Co. (The)	21,762	1,316,818
Xcel Energy, Inc.	8,428	555,237

Total Electric Utilities		9,409,175

Electrical Equipment - 0.4%
AMETEK, Inc.	2,710	361,785
Emerson Electric Co.	11,518	1,108,492
Generac Holdings, Inc.*	630	261,545
Hubbell, Inc.	1,039	194,127
Rockwell Automation, Inc.	1,452	415,301
Sunrun, Inc.*(a)	1,082	60,354

Total Electrical Equipment		2,401,604

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	8,649	591,678
CDW Corp.	2,993	522,728
Cognex Corp.	1,535	129,017
Corning, Inc.	9,427	385,564
IPG Photonics Corp.*	585	123,300
Keysight Technologies, Inc.*	2,135	329,665
SYNNEX Corp.	4,427	539,032
Trimble, Inc.*	3,016	246,799
Zebra Technologies Corp., Class A*	790	418,297

Total Electronic Equipment, Instruments & Components		3,286,080

Energy Equipment & Services - 0.2%
Baker Hughes Co.	27,762	634,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
Halliburton Co.	16,562	$382,913

Total Energy Equipment & Services		1,017,830

Entertainment - 0.8%
Activision Blizzard, Inc.	11,140	1,063,202
Electronic Arts, Inc.	4,695	675,282
Netflix, Inc.*	2,491	1,315,771
Take-Two Interactive Software, Inc.*	1,162	205,697
Walt Disney Co. (The)*	8,451	1,485,432

Total Entertainment		4,745,384

Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	779	141,731
American Homes 4 Rent, Class A	1,522	59,130
American Tower Corp.	4,519	1,220,763
Americold Realty Trust	1,317	49,848
AvalonBay Communities, Inc.	1,547	322,843
Boston Properties, Inc.	1,632	187,011
Camden Property Trust	719	95,390
Crown Castle International Corp.	2,517	491,067
Duke Realty Corp.	4,170	197,449
Equinix, Inc.	477	382,840
Equity LifeStyle Properties, Inc.	1,583	117,633
Equity Residential	3,036	233,772
Essex Property Trust, Inc.	596	178,806
Extra Space Storage, Inc.	1,746	286,030
Gaming and Leisure Properties, Inc.	4,944	229,056
Healthpeak Properties, Inc.	2,680	89,217
Invitation Homes, Inc.	2,827	105,419
Iron Mountain, Inc.	4,091	173,131
Medical Properties Trust, Inc.	10,115	203,311
Mid-America Apartment Communities, Inc.	931	156,799
Omega Healthcare Investors, Inc.	3,051	110,721
Prologis, Inc.	9,567	1,143,543
Public Storage	2,491	749,019
Realty Income Corp.	3,487	232,722
SBA Communications Corp.	594	189,308
Simon Property Group, Inc.	8,202	1,070,197
STORE Capital Corp.	2,997	103,426
Sun Communities, Inc.	539	92,385
UDR, Inc.	1,604	78,564
VICI Properties, Inc.	9,007	279,397
W.P. Carey, Inc.	1,999	149,165
Weyerhaeuser Co.	7,904	272,056

Total Equity Real Estate Investment Trusts (REITs)		9,391,749

Food & Staples Retailing - 1.8%
Albertsons Cos., Inc., Class A(a)	23,500	462,010
Costco Wholesale Corp.	5,384	2,130,287
Kroger Co. (The)	34,524	1,322,614
Walmart, Inc.	45,579	6,427,551

Total Food & Staples Retailing		10,342,462

Food Products - 1.8%
Archer-Daniels-Midland Co.	16,293	987,356
Campbell Soup Co.	6,667	303,948
Conagra Brands, Inc.	14,775	537,514
Darling Ingredients, Inc.*	3,551	239,692
General Mills, Inc.	17,904	1,090,891
Hershey Co. (The)	3,911	681,218
Hormel Foods Corp.	8,645	412,799
J.M. Smucker Co. (The)	3,652	473,190
Kellogg Co.	10,005	643,622
Kraft Heinz Co. (The)	45,901	1,871,843
Lamb Weston Holdings, Inc.	1,923	155,109
McCormick & Co., Inc., Non-Voting Shares	3,570	315,302
Mondelez International, Inc., Class A	28,077	1,753,128
Tyson Foods, Inc., Class A	13,370	986,171

Total Food Products		10,451,783

Gas Utilities - 0.0%
Atmos Energy Corp.	2,570	247,003

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	15,234	1,766,078
ABIOMED, Inc.*	348	108,614
Align Technology, Inc.*	433	264,563
Baxter International, Inc.	8,063	649,072
Becton, Dickinson and Co.	3,038	738,811
Boston Scientific Corp.*	11,501	491,783
Cooper Cos., Inc. (The)	446	176,736
Danaher Corp.	5,302	1,422,845
Dentsply Sirona, Inc.	1,574	99,571
DexCom, Inc.*	462	197,274
Edwards Lifesciences Corp.*	6,395	662,330
Hologic, Inc.*	4,958	330,798
IDEXX Laboratories, Inc.*	533	336,616
Insulet Corp.*	352	96,628
Intuitive Surgical, Inc.*	635	583,971
Masimo Corp.*	350	84,858
Quidel Corp.*	828	106,083
ResMed, Inc.	1,412	348,086
Stryker Corp.	3,603	935,807
Teleflex, Inc.	409	164,332
West Pharmaceutical Services, Inc.	528	189,605
Zimmer Biomet Holdings, Inc.	1,660	266,961

Total Health Care Equipment & Supplies		10,021,422

Health Care Providers & Services - 5.1%
Amedisys, Inc.*	241	59,028
AmerisourceBergen Corp.	6,463	739,949
Anthem, Inc.	8,220	3,138,396
Cardinal Health, Inc.	9,504	542,583
Chemed Corp.	208	98,696
Cigna Corp.	12,251	2,904,345
CVS Health Corp.	51,414	4,289,984
DaVita, Inc.*	3,751	451,733
Encompass Health Corp.	1,435	111,973
HCA Healthcare, Inc.	10,566	2,184,415
Henry Schein, Inc.*	2,905	215,522
Humana, Inc.	4,515	1,998,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
Laboratory Corp. of America Holdings*	2,854	$787,276
McKesson Corp.	7,292	1,394,522
Molina Healthcare, Inc.*	1,908	482,838
Quest Diagnostics, Inc.	3,732	492,512
UnitedHealth Group, Inc.	23,112	9,254,969
Universal Health Services, Inc., Class B	3,025	442,951

Total Health Care Providers & Services		29,590,573

Health Care Technology - 0.1%
Cerner Corp.	3,655	285,675
Veeva Systems, Inc., Class A*	770	239,431

Total Health Care Technology		525,106

Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.*	285	623,606
Chipotle Mexican Grill, Inc.*	155	240,303
Domino’s Pizza, Inc.	494	230,446
Marriott International, Inc., Class A*	1,791	244,507
McDonald’s Corp.	10,816	2,498,388
Starbucks Corp.	6,295	703,844
Vail Resorts, Inc.*	276	87,359
Yum! Brands, Inc.	3,989	458,855

Total Hotels, Restaurants & Leisure		5,087,308

Household Durables - 0.8%
D.R. Horton, Inc.	14,142	1,278,013
Lennar Corp., Class A	14,428	1,433,422
Newell Brands, Inc.	9,988	274,370
NVR, Inc.*	90	447,597
PulteGroup, Inc.	13,396	731,020
Whirlpool Corp.	2,225	485,094

Total Household Durables		4,649,516

Household Products - 1.6%
Church & Dwight Co., Inc.	3,494	297,759
Clorox Co. (The)	2,403	432,324
Colgate-Palmolive Co.	14,887	1,211,057
Kimberly-Clark Corp.	8,658	1,158,267
Procter & Gamble Co. (The)	46,236	6,238,624

Total Household Products		9,338,031

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp. (The)	17,032	444,024
Vistra Corp.	23,805	441,583

Total Independent Power & Renewable Electricity Producers		885,607

Industrial Conglomerates - 1.0%
3M Co.	11,839	2,351,581
Carlisle Cos., Inc.	1,016	194,442
Honeywell International, Inc.	11,832	2,595,349
Roper Technologies, Inc.	1,069	502,644

Total Industrial Conglomerates		5,644,016

Insurance - 2.5%
Aflac, Inc.	28,412	1,524,588
Alleghany Corp.*	72	48,029
Allstate Corp. (The)	14,439	1,883,423
American Financial Group, Inc.	1,086	135,446
Arthur J. Gallagher & Co.	2,067	289,545
Assurant, Inc.	1,160	181,169
Brown & Brown, Inc.	3,143	167,019
Cincinnati Financial Corp.	5,158	601,526
CNA Financial Corp.	6,069	276,079
Erie Indemnity Co., Class A	248	47,951
Fidelity National Financial, Inc.	9,903	430,384
Globe Life, Inc.	2,531	241,078
Hartford Financial Services Group, Inc. (The)	16,575	1,027,153
Markel Corp.*	82	97,310
Marsh & McLennan Cos., Inc.	8,161	1,148,089
MetLife, Inc.	42,883	2,566,548
Progressive Corp. (The)	24,883	2,443,759
Reinsurance Group of America, Inc.	1,456	165,984
Travelers Cos., Inc. (The)	7,387	1,105,908
W.R. Berkley Corp.	1,475	109,784

Total Insurance		14,490,772

Interactive Media & Services - 6.2%
Alphabet, Inc., Class A*	8,889	21,705,071
Facebook, Inc., Class A*	41,143	14,305,833

Total Interactive Media & Services		36,010,904

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	2,752	9,467,320
eBay, Inc.	19,542	1,372,044
Etsy, Inc.*	662	136,266

Total Internet & Direct Marketing Retail		10,975,630

IT Services - 3.9%
Akamai Technologies, Inc.*	3,051	355,747
Automatic Data Processing, Inc.	6,901	1,370,677
Broadridge Financial Solutions, Inc.	1,915	309,330
Cognizant Technology Solutions Corp., Class A	12,371	856,815
EPAM Systems, Inc.*	600	306,576
Fidelity National Information Services, Inc.	3,299	467,369
Fiserv, Inc.*	4,575	489,022
FleetCor Technologies, Inc.*	1,390	355,923
Gartner, Inc.*	1,188	287,734
Global Payments, Inc.	2,247	421,402
GoDaddy, Inc., Class A*	1,689	146,875
International Business Machines Corp.	26,159	3,834,648
Jack Henry & Associates, Inc.	1,174	191,961
MasterCard, Inc., Class A	9,461	3,454,117
Paychex, Inc.	5,620	603,026
PayPal Holdings, Inc.*	6,326	1,843,903
Square, Inc., Class A*	1,979	482,480
VeriSign, Inc.*	1,531	348,593
Visa, Inc., Class A	24,492	5,726,719
Western Union Co. (The)	16,393	376,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
WEX, Inc.*	548	$106,257

Total IT Services		22,335,721

Leisure Products - 0.1%
Hasbro, Inc.	2,087	197,263
Peloton Interactive, Inc., Class A*	1,317	163,335

Total Leisure Products		360,598

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,279	484,669
Avantor, Inc.*	3,037	107,844
Bio-Rad Laboratories, Inc., Class A*	177	114,039
Bio-Techne Corp.	207	93,204
Bruker Corp.	1,196	90,872
Charles River Laboratories International, Inc.*	483	178,671
Illumina, Inc.*	826	390,871
IQVIA Holdings, Inc.*	1,006	243,774
Mettler-Toledo International, Inc.*	236	326,940
PerkinElmer, Inc.	1,489	229,917
PPD, Inc.*	1,779	81,994
Repligen Corp.*	269	53,698
Thermo Fisher Scientific, Inc.	5,084	2,564,726
Waters Corp.*	992	342,845

Total Life Sciences Tools & Services		5,304,064

Machinery - 1.8%
Caterpillar, Inc.	10,114	2,201,110
Cummins, Inc.	3,332	812,375
Deere & Co.	5,207	1,836,561
Dover Corp.	2,459	370,325
Fortive Corp.	4,627	322,687
Graco, Inc.	1,957	148,145
IDEX Corp.	988	217,409
Illinois Tool Works, Inc.	4,649	1,039,330
Ingersoll Rand, Inc.*	2,165	105,674
Middleby Corp. (The)*	812	140,687
Nordson Corp.	687	150,803
Otis Worldwide Corp.	7,205	589,153
PACCAR, Inc.	7,333	654,470
Parker-Hannifin Corp.	2,137	656,294
Snap-on, Inc.	1,523	340,284
Stanley Black & Decker, Inc.	2,526	517,805
Toro Co. (The)	1,394	153,173
Westinghouse Air Brake Technologies Corp.	2,703	222,457
Xylem, Inc.	1,902	228,164

Total Machinery		10,706,906

Media - 2.2%
Altice USA, Inc., Class A*	5,768	196,919
Cable One, Inc.	46	87,989
Charter Communications, Inc., Class A*	1,980	1,428,471
Comcast Corp., Class A	92,373	5,267,108
Discovery, Inc., Class A*(a)	24,164	741,351
DISH Network Corp., Class A*	14,221	594,438
Fox Corp., Class A	27,644	1,026,422
Interpublic Group of Cos., Inc. (The)	12,106	393,324
Liberty Broadband Corp., Class C*	1,041	180,780
News Corp., Class A	15,828	407,888
Omnicom Group, Inc.	8,287	662,877
Sirius XM Holdings, Inc.(a)	76,009	497,099
ViacomCBS, Inc., Class B	29,638	1,339,638

Total Media		12,824,304

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	8,443	313,320
Newmont Corp.	20,487	1,298,466
Nucor Corp.	6,131	588,147
Southern Copper Corp.	11,683	751,450
Steel Dynamics, Inc.	5,660	337,336

Total Metals & Mining		3,288,719

Multi-Utilities - 0.9%
Ameren Corp.	4,580	366,583
CMS Energy Corp.	5,159	304,794
Consolidated Edison, Inc.	6,833	490,063
Dominion Energy, Inc.	14,823	1,090,528
DTE Energy Co.	4,392	569,203
NiSource, Inc.	10,024	245,588
Public Service Enterprise Group, Inc.	11,155	666,400
Sempra Energy	5,835	773,021
WEC Energy Group, Inc.	5,394	479,796

Total Multi-Utilities		4,985,976

Multiline Retail - 0.7%
Dollar General Corp.	5,195	1,124,146
Dollar Tree, Inc.*	5,569	554,116
Target Corp.	10,865	2,626,505

Total Multiline Retail		4,304,767

Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	12,415	1,035,907
Exxon Mobil Corp.	36,439	2,298,572
Kinder Morgan, Inc.	42,581	776,252
ONEOK, Inc.	11,750	653,770
Pioneer Natural Resources Co.	2,157	350,556
Williams Cos., Inc. (The)	29,038	770,959

Total Oil, Gas & Consumable Fuels		5,886,016

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,682	853,091

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	16,215	1,083,486
Catalent, Inc.*	1,072	115,905
Eli Lilly & Co.	13,396	3,074,650
Johnson & Johnson	51,376	8,463,682
Merck & Co., Inc.	64,047	4,980,935
Organon & Co.*	6,378	192,998
Pfizer, Inc.	109,930	4,304,859
Zoetis, Inc.	5,110	952,300

Total Pharmaceuticals		23,168,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	3,071	$261,588
CoStar Group, Inc.*	2,290	189,658
Equifax, Inc.	732	175,321
Jacobs Engineering Group, Inc.	2,975	396,924
Leidos Holdings, Inc.	3,047	308,052
TransUnion	1,543	169,437
Verisk Analytics, Inc.	1,556	271,864

Total Professional Services		1,772,844

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	6,584	564,446

Road & Rail - 1.1%
AMERCO	390	229,866
CSX Corp.	41,745	1,339,180
JB Hunt Transport Services, Inc.	1,647	268,379
Kansas City Southern	1,553	440,074
Norfolk Southern Corp.	4,438	1,177,889
Old Dominion Freight Line, Inc.	1,438	364,964
Union Pacific Corp.	11,882	2,613,208

Total Road & Rail		6,433,560

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.*	6,491	609,700
Analog Devices, Inc.	4,524	778,852
Applied Materials, Inc.	17,643	2,512,363
Broadcom, Inc.	2,160	1,029,974
Enphase Energy, Inc.*	800	146,904
Entegris, Inc.	1,831	225,158
First Solar, Inc.*	2,724	246,549
Intel Corp.	192,902	10,829,518
KLA Corp.	2,859	926,916
Lam Research Corp.	2,654	1,726,958
Maxim Integrated Products, Inc.	4,508	474,963
Microchip Technology, Inc.	1,497	224,161
Micron Technology, Inc.*	18,569	1,577,994
MKS Instruments, Inc.	1,278	227,420
Monolithic Power Systems, Inc.	402	150,127
NVIDIA Corp.	3,560	2,848,356
ON Semiconductor Corp.*	4,159	159,207
Qorvo, Inc.*	1,573	307,757
QUALCOMM, Inc.	16,982	2,427,237
Skyworks Solutions, Inc.	3,151	604,204
Teradyne, Inc.	3,328	445,819
Texas Instruments, Inc.	13,704	2,635,279
Universal Display Corp.	415	92,267
Xilinx, Inc.	2,587	374,184

Total Semiconductors & Semiconductor Equipment		31,581,867

Software - 7.6%
Adobe, Inc.*	3,776	2,211,377
ANSYS, Inc.*	655	227,324
Aspen Technology, Inc.*	1,097	150,881
Autodesk, Inc.*	1,165	340,064
Black Knight, Inc.*	1,704	132,878
Cadence Design Systems, Inc.*	2,504	342,597
Ceridian HCM Holding, Inc.*	764	73,283
Citrix Systems, Inc.	2,498	292,940
Dynatrace, Inc.*	2,147	125,428
Fair Isaac Corp.*	321	161,360
Fortinet, Inc.*	1,862	443,510
Intuit, Inc.	2,536	1,243,071
Microsoft Corp.	98,939	26,802,575
NortonLifeLock, Inc.	17,085	465,054
Nuance Communications, Inc.*	1,668	90,806
Oracle Corp.	84,838	6,603,790
Paycom Software, Inc.*	315	114,493
Paylocity Holding Corp.*	410	78,228
PTC, Inc.*	942	133,067
salesforce.com, Inc.*	5,438	1,328,340
ServiceNow, Inc.*	1,027	564,388
SS&C Technologies Holdings, Inc.	4,140	298,328
Synopsys, Inc.*	1,090	300,611
Trade Desk, Inc. (The), Class A*	2,171	167,949
Tyler Technologies, Inc.*	261	118,069
VMware, Inc., Class A*	5,077	812,168
Zoom Video Communications, Inc., Class A*	1,242	480,691

Total Software		44,103,270

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,478	303,197
AutoZone, Inc.*	706	1,053,507
Best Buy Co., Inc.	7,316	841,194
CarMax, Inc.*	3,271	422,450
Five Below, Inc.*	288	55,662
Floor & Decor Holdings, Inc., Class A*	803	84,877
Home Depot, Inc. (The)	21,497	6,855,178
L Brands, Inc.	2,956	213,009
Lithia Motors, Inc.	550	189,002
Lowe’s Cos., Inc.	18,120	3,514,736
O’Reilly Automotive, Inc.*	1,687	955,196
RH*	234	158,886
TJX Cos., Inc. (The)	6,532	440,388
Tractor Supply Co.	2,429	451,940
Ulta Beauty, Inc.*	534	184,641
Williams-Sonoma, Inc.	1,751	279,547

Total Specialty Retail		16,003,410

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	197,902	27,104,658
HP, Inc.	63,142	1,906,257
NetApp, Inc.	6,919	566,112

Total Technology Hardware, Storage & Peripherals		29,577,027

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	9,414	1,454,369
Tapestry, Inc.*	4,693	204,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2021

Investments	Shares	Value
VF Corp.	2,302	$188,856

Total Textiles, Apparel & Luxury Goods		1,847,277

Tobacco - 1.4%
Altria Group, Inc.	81,113	3,867,468
Philip Morris International, Inc.	42,802	4,242,106

Total Tobacco		8,109,574

Trading Companies & Distributors - 0.3%
Fastenal Co.	7,709	400,868
United Rentals, Inc.*	1,755	559,862
W.W. Grainger, Inc.	988	432,744
Watsco, Inc.	487	139,594

Total Trading Companies & Distributors		1,533,068

Water Utilities - 0.1%
American Water Works Co., Inc.	1,968	303,328
Essential Utilities, Inc.	2,103	96,107

Total Water Utilities		399,435

Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.*	12,682	1,836,734

TOTAL COMMON STOCKS (Cost: $436,080,899)		577,593,770

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. High Dividend Fund(a)(b) (Cost: $984,238)	14,735	1,152,572

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $1,554,664)	1,554,664	1,554,664

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $438,619,801)		580,301,006
Other Assets less Liabilities - (0.1)%		(694,684)

NET ASSETS - 100.0%		$579,606,322

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,206,785 and the total market value of the collateral held by the Fund was $2,264,034. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $709,370.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. High Dividend Fund	$628,636	$499,251	$—	$—	$24,685	$1,152,572	$8,988

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$577,593,770	$—	$—	$577,593,770
Exchange-Traded Fund	1,152,572	—	—	1,152,572
Investment of Cash Collateral for Securities Loaned	—	1,554,664	—	1,554,664

Total Investments in Securities	$578,746,342	$1,554,664	$—	$580,301,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.4%

Aerospace & Defense - 0.8%
BWX Technologies, Inc.	123,340	$7,168,521
Curtiss-Wright Corp.	17,714	2,103,714
Huntington Ingalls Industries, Inc.	74,772	15,758,199

Total Aerospace & Defense		25,030,434

Auto Components - 1.4%
BorgWarner, Inc.	327,277	15,886,026
Gentex Corp.	383,474	12,689,155
LCI Industries	62,888	8,264,741
Lear Corp.	27,537	4,826,685

Total Auto Components		41,666,607

Automobiles - 0.3%
Harley-Davidson, Inc.(a)	32,843	1,504,866
Thor Industries, Inc.	66,952	7,565,576

Total Automobiles		9,070,442

Banks - 9.7%
Bank of Hawaii Corp.(a)	85,776	7,224,055
Bank OZK	265,819	11,206,929
BOK Financial Corp.(a)	128,866	11,159,796
Commerce Bancshares, Inc.	119,493	8,909,398
Community Bank System, Inc.(a)	92,657	7,009,502
Cullen/Frost Bankers, Inc.	127,947	14,330,064
East West Bancorp, Inc.	196,147	14,061,778
First Citizens BancShares, Inc., Class A(a)	1,758	1,463,957
First Financial Bankshares, Inc.	134,818	6,623,608
First Hawaiian, Inc.(a)	367,352	10,410,756
First Horizon Corp.	1,572,708	27,176,394
Glacier Bancorp, Inc.	162,554	8,953,474
Home BancShares, Inc.	304,011	7,502,991
Pacific Premier Bancorp, Inc.	222,579	9,412,866
People’s United Financial, Inc.	1,425,614	24,435,024
Pinnacle Financial Partners, Inc.	54,038	4,771,015
Prosperity Bancshares, Inc.	168,235	12,079,273
Signature Bank	58,870	14,461,416
Sterling Bancorp	172,423	4,274,366
Synovus Financial Corp.	369,129	16,197,381
UMB Financial Corp.	59,363	5,524,321
Umpqua Holdings Corp.	767,923	14,168,179
United Bankshares, Inc.(a)	373,062	13,616,763
Valley National Bancorp	1,150,431	15,450,288
Webster Financial Corp.	219,426	11,704,183
Western Alliance Bancorp	103,995	9,655,936
Wintrust Financial Corp.	55,562	4,202,154

Total Banks		295,985,867

Building Products - 2.2%
A.O. Smith Corp.	269,383	19,411,739
AAON, Inc.	33,542	2,099,394
Advanced Drainage Systems, Inc.	36,943	4,306,446
Armstrong World Industries, Inc.	36,753	3,942,127
Lennox International, Inc.	45,418	15,932,634
Owens Corning	100,645	9,853,145
Simpson Manufacturing Co., Inc.	49,918	5,512,944
UFP Industries, Inc.	64,748	4,813,366

Total Building Products		65,871,795

Capital Markets - 6.0%
Affiliated Managers Group, Inc.	18,079	2,787,963
Ares Management Corp., Class A	433,346	27,556,472
Artisan Partners Asset Management, Inc., Class A(a)	386,821	19,658,243
CBOE Global Markets, Inc.	127,003	15,119,707
Cohen & Steers, Inc.	62,123	5,099,677
Evercore, Inc., Class A	88,683	12,483,906
Franklin Resources, Inc.	1,361,074	43,540,757
Houlihan Lokey, Inc.	89,818	7,346,214
Interactive Brokers Group, Inc., Class A	40,477	2,660,553
Jefferies Financial Group, Inc.	394,074	13,477,331
LPL Financial Holdings, Inc.	48,905	6,601,197
Morningstar, Inc.	17,312	4,451,088
SEI Investments Co.	106,841	6,620,937
Stifel Financial Corp.	84,096	5,454,467
Tradeweb Markets, Inc., Class A	26,779	2,264,432
Virtu Financial, Inc., Class A	305,070	8,429,084

Total Capital Markets		183,552,028

Chemicals - 5.0%
Ashland Global Holdings, Inc.	62,631	5,480,213
Avient Corp.	149,024	7,326,020
Balchem Corp.	18,221	2,391,689
CF Industries Holdings, Inc.	475,411	24,459,896
Chemours Co. (The)(a)	445,158	15,491,499
Element Solutions, Inc.	342,190	8,000,402
Huntsman Corp.	402,945	10,686,101
Mosaic Co. (The)	245,408	7,830,969
NewMarket Corp.	22,459	7,231,349
Olin Corp.	386,756	17,891,333
Quaker Chemical Corp.	7,928	1,880,442
Scotts Miracle-Gro Co. (The)(a)	78,198	15,007,760
Sensient Technologies Corp.	96,763	8,375,805
Valvoline, Inc.	285,555	9,269,115
Westlake Chemical Corp.	119,067	10,726,746

Total Chemicals		152,049,339

Commercial Services & Supplies - 0.5%
Brink’s Co. (The)	29,749	2,285,913
MSA Safety, Inc.	46,839	7,755,602
Tetra Tech, Inc.	34,059	4,156,560
UniFirst Corp.	5,448	1,278,319

Total Commercial Services & Supplies		15,476,394

Communications Equipment - 0.8%
Juniper Networks, Inc.	877,578	24,001,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2021

Investments	Shares	Value
Construction & Engineering - 0.4%
EMCOR Group, Inc.	14,288	$1,760,139
Quanta Services, Inc.	41,099	3,722,336
Valmont Industries, Inc.	25,394	5,994,254

Total Construction & Engineering		11,476,729

Consumer Finance - 0.9%
OneMain Holdings, Inc.	335,560	20,103,400
SLM Corp.	357,900	7,494,426

Total Consumer Finance		27,597,826

Containers & Packaging - 2.6%
AptarGroup, Inc.	77,176	10,869,468
Graphic Packaging Holding Co.	357,357	6,482,456
Sealed Air Corp.	239,539	14,192,686
Silgan Holdings, Inc.(a)	166,319	6,902,238
Sonoco Products Co.(a)	308,452	20,635,439
WestRock Co.	386,101	20,548,295

Total Containers & Packaging		79,630,582

Diversified Consumer Services - 1.3%
H&R Block, Inc.	909,485	21,354,708
Service Corp. International	318,085	17,046,175

Total Diversified Consumer Services		38,400,883

Diversified Financial Services - 0.2%
Voya Financial, Inc.	79,868	4,911,882

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.(a)	172,534	13,266,139

Electric Utilities - 4.2%
ALLETE, Inc.(a)	154,327	10,799,804
Hawaiian Electric Industries, Inc.(a)	280,042	11,840,176
IDACORP, Inc.	164,562	16,044,795
NRG Energy, Inc.	644,180	25,960,454
OGE Energy Corp.	730,156	24,569,749
Pinnacle West Capital Corp.	341,853	28,021,690
Portland General Electric Co.	251,322	11,580,918

Total Electric Utilities		128,817,586

Electrical Equipment - 1.2%
Acuity Brands, Inc.	12,102	2,263,437
EnerSys	27,856	2,722,367
Hubbell, Inc.	144,957	27,083,766
Regal Beloit Corp.	32,559	4,346,952
Vertiv Holdings Co.	13,910	379,743

Total Electrical Equipment		36,796,265

Electronic Equipment, Instruments & Components - 0.9%
Avnet, Inc.	186,905	7,491,152
Jabil, Inc.	93,266	5,420,620
Littelfuse, Inc.	13,471	3,432,276
National Instruments Corp.	245,955	10,398,978

Total Electronic Equipment, Instruments & Components		26,743,026

Equity Real Estate Investment Trusts (REITs) - 9.9%
Agree Realty Corp.	52,021	3,666,960
American Campus Communities, Inc.	137,327	6,415,917
American Homes 4 Rent, Class A(a)	72,259	2,807,262
Americold Realty Trust	126,905	4,803,354
Brixmor Property Group, Inc.	325,884	7,459,485
Camden Property Trust	71,665	9,507,796
CoreSite Realty Corp.	61,917	8,334,028
Corporate Office Properties Trust	77,475	2,168,525
Cousins Properties, Inc.	118,702	4,365,860
CubeSmart	273,520	12,669,446
CyrusOne, Inc.	91,550	6,547,656
Douglas Emmett, Inc.	152,819	5,137,775
EastGroup Properties, Inc.	34,270	5,635,702
Equity LifeStyle Properties, Inc.	93,105	6,918,633
First Industrial Realty Trust, Inc.	114,745	5,993,131
Gaming and Leisure Properties, Inc.	441,047	20,433,708
Healthcare Realty Trust, Inc.	205,571	6,208,244
Healthcare Trust of America, Inc., Class A	220,307	5,882,197
Highwoods Properties, Inc.	92,249	4,166,887
Hudson Pacific Properties, Inc.	106,227	2,955,235
Innovative Industrial Properties, Inc.	17,814	3,402,830
Iron Mountain, Inc.	511,947	21,665,597
JBG SMITH Properties	49,961	1,574,271
Kilroy Realty Corp.	91,392	6,364,539
Kimco Realty Corp.	404,765	8,439,350
Lamar Advertising Co., Class A	79,191	8,269,124
Lexington Realty Trust	408,396	4,880,332
Life Storage, Inc.	73,530	7,893,445
Medical Properties Trust, Inc.	742,927	14,932,833
National Health Investors, Inc.	66,191	4,438,107
National Retail Properties, Inc.	211,447	9,912,635
Physicians Realty Trust	254,328	4,697,438
PotlatchDeltic Corp.	87,108	4,629,790
PS Business Parks, Inc.	13,978	2,069,862
QTS Realty Trust, Inc., Class A	53,939	4,169,485
Rayonier, Inc.	77,914	2,799,450
Rexford Industrial Realty, Inc.	84,187	4,794,450
Sabra Health Care REIT, Inc.	301,509	5,487,464
Safehold, Inc.	23,016	1,806,756
SL Green Realty Corp.	87,736	7,018,880
Spirit Realty Capital, Inc.	160,028	7,655,740
STAG Industrial, Inc.	173,600	6,497,848
STORE Capital Corp.	269,910	9,314,594
Terreno Realty Corp.	58,539	3,776,936
UDR, Inc.	257,974	12,635,567

Total Equity Real Estate Investment Trusts (REITs)		301,205,124

Food & Staples Retailing - 0.8%
Albertsons Cos., Inc., Class A(a)	886,920	17,436,847
Casey’s General Stores, Inc.	28,700	5,586,168

Total Food & Staples Retailing		23,023,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2021

Investments	Shares	Value
Food Products - 1.9%
Flowers Foods, Inc.	814,879	$19,720,072
Ingredion, Inc.	152,682	13,817,721
J&J Snack Foods Corp.	20,316	3,543,313
Lamb Weston Holdings, Inc.	123,809	9,986,434
Lancaster Colony Corp.	34,013	6,581,856
Sanderson Farms, Inc.	19,418	3,650,001
Seaboard Corp.	183	707,978

Total Food Products		58,007,375

Gas Utilities - 2.6%
National Fuel Gas Co.	272,591	14,242,880
New Jersey Resources Corp.	277,888	10,996,028
ONE Gas, Inc.	101,853	7,549,345
Southwest Gas Holdings, Inc.	145,386	9,623,099
Spire, Inc.	149,816	10,827,202
UGI Corp.	567,125	26,263,559

Total Gas Utilities		79,502,113

Health Care Equipment & Supplies - 0.5%
CONMED Corp.(a)	16,082	2,210,149
Dentsply Sirona, Inc.	117,281	7,419,196
Hill-Rom Holdings, Inc.	43,488	4,939,802

Total Health Care Equipment & Supplies		14,569,147

Health Care Providers & Services - 0.6%
Chemed Corp.	4,885	2,317,932
Encompass Health Corp.	94,786	7,396,152
Ensign Group, Inc. (The)	19,401	1,681,485
Premier, Inc., Class A	183,062	6,368,727

Total Health Care Providers & Services		17,764,296

Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	16,641	3,299,245
Travel + Leisure Co.	183,645	10,917,695
Wendy’s Co. (The)	265,173	6,210,352
Wingstop, Inc.	13,958	2,200,200
Wyndham Hotels & Resorts, Inc.	69,657	5,035,504

Total Hotels, Restaurants & Leisure		27,662,996

Household Durables - 2.5%
KB Home	113,288	4,613,087
Leggett & Platt, Inc.	370,064	19,173,016
MDC Holdings, Inc.	166,455	8,422,623
Newell Brands, Inc.	1,382,179	37,968,457
Toll Brothers, Inc.	90,224	5,215,850

Total Household Durables		75,393,033

Household Products - 1.0%
Energizer Holdings, Inc.(a)	137,836	5,924,191
Reynolds Consumer Products, Inc.(a)	443,217	13,451,636
Spectrum Brands Holdings, Inc.	73,670	6,264,897
WD-40 Co.	15,818	4,053,995

Total Household Products		29,694,719

Independent Power & Renewable Electricity Producers - 1.1%
Clearway Energy, Inc., Class C(a)	515,831	13,659,205
Ormat Technologies, Inc.(a)	23,074	1,604,335
Vistra Corp.	1,054,777	19,566,113

Total Independent Power & Renewable Electricity Producers		34,829,653

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	51,257	9,809,565

Insurance - 6.7%
American Financial Group, Inc.	118,850	14,822,972
Assurant, Inc.	70,502	11,011,002
CNA Financial Corp.(a)	645,887	29,381,400
CNO Financial Group, Inc.	259,817	6,136,877
Erie Indemnity Co., Class A	68,725	13,287,979
Fidelity National Financial, Inc.	689,029	29,945,200
First American Financial Corp.	240,017	14,965,060
Globe Life, Inc.	49,821	4,745,450
Hanover Insurance Group, Inc. (The)	74,323	10,081,172
Kemper Corp.	89,983	6,649,744
Kinsale Capital Group, Inc.	3,296	543,082
Old Republic International Corp.	819,179	20,405,749
Primerica, Inc.	41,715	6,388,235
Reinsurance Group of America, Inc.	96,349	10,983,786
RLI Corp.	38,269	4,002,555
Selective Insurance Group, Inc.	57,726	4,684,465
Unum Group	600,120	17,043,408

Total Insurance		205,078,136

IT Services - 1.4%
Alliance Data Systems Corp.	40,423	4,211,672
MAXIMUS, Inc.	66,996	5,893,638
TTEC Holdings, Inc.	57,740	5,952,417
Western Union Co. (The)	1,218,886	27,997,812

Total IT Services		44,055,539

Leisure Products - 1.1%
Acushnet Holdings Corp.	84,743	4,186,304
Brunswick Corp.	123,861	12,339,033
Polaris, Inc.(a)	117,197	16,051,301

Total Leisure Products		32,576,638

Life Sciences Tools & Services - 0.1%
Bruker Corp.	49,231	3,740,571

Machinery - 4.9%
AGCO Corp.	56,997	7,431,269
Allison Transmission Holdings, Inc.	127,935	5,084,137
Altra Industrial Motion Corp.	25,302	1,645,136
Crane Co.	93,256	8,614,057
Donaldson Co., Inc.	206,722	13,133,049
Flowserve Corp.	199,628	8,049,001
Franklin Electric Co., Inc.	42,806	3,451,020
Hillenbrand, Inc.	117,626	5,184,954
ITT, Inc.	80,135	7,339,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2021

Investments	Shares	Value
John Bean Technologies Corp.	7,801	$1,112,579
Kennametal, Inc.	124,061	4,456,271
Lincoln Electric Holdings, Inc.	108,360	14,272,095
Oshkosh Corp.	74,032	9,227,348
Rexnord Corp.	107,388	5,373,695
Snap-on, Inc.	107,575	24,035,482
Timken Co. (The)	124,859	10,062,387
Toro Co. (The)	126,439	13,893,117
Watts Water Technologies, Inc., Class A	22,801	3,326,894
Woodward, Inc.	20,866	2,564,014

Total Machinery		148,256,070

Media - 2.3%
Interpublic Group of Cos., Inc. (The)	1,207,832	39,242,462
New York Times Co. (The), Class A	83,748	3,647,225
News Corp., Class A	480,532	12,383,309
Nexstar Media Group, Inc., Class A(a)	66,969	9,903,376
TEGNA, Inc.	302,472	5,674,375

Total Media		70,850,747

Metals & Mining - 1.9%
Reliance Steel & Aluminum Co.	143,748	21,691,573
Royal Gold, Inc.	51,204	5,842,376
Steel Dynamics, Inc.	392,014	23,364,035
United States Steel Corp.(a)	47,751	1,146,024
Worthington Industries, Inc.	112,757	6,898,473

Total Metals & Mining		58,942,481

Multi-Utilities - 2.3%
Black Hills Corp.(a)	171,634	11,264,340
MDU Resources Group, Inc.	752,307	23,577,301
NiSource, Inc.	1,025,360	25,121,320
NorthWestern Corp.	154,123	9,281,287

Total Multi-Utilities		69,244,248

Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream Corp.(a)	4,986,703	51,811,844
APA Corp.	171,443	3,708,312
Cabot Oil & Gas Corp.(a)	675,042	11,786,233
Cimarex Energy Co.	167,380	12,126,681
Diamondback Energy, Inc.	344,738	32,367,451
Marathon Oil Corp.	979,370	13,339,020
Targa Resources Corp.	236,918	10,531,005

Total Oil, Gas & Consumable Fuels		135,670,546

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.(a)	176,506	10,641,547

Professional Services - 1.7%
Exponent, Inc.	48,445	4,321,778
Insperity, Inc.	75,672	6,838,479
KBR, Inc.(a)	151,355	5,774,193
ManpowerGroup, Inc.	108,848	12,943,116
Robert Half International, Inc.	173,829	15,465,566
Science Applications International Corp.	62,751	5,505,145

Total Professional Services		50,848,277

Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc.	94,059	4,275,922
Landstar System, Inc.	24,787	3,916,842
Ryder System, Inc.	209,134	15,544,930
Werner Enterprises, Inc.	66,209	2,947,625

Total Road & Rail		26,685,319

Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc.(a)	190,661	4,512,946
Brooks Automation, Inc.	37,348	3,558,517
CMC Materials, Inc.	25,531	3,848,543
MKS Instruments, Inc.	32,320	5,751,344
Power Integrations, Inc.	38,540	3,162,592
Universal Display Corp.	8,650	1,923,155

Total Semiconductors & Semiconductor Equipment		22,757,097

Software - 1.4%
CDK Global, Inc.	102,344	5,085,474
Dolby Laboratories, Inc., Class A	66,077	6,494,708
NortonLifeLock, Inc.	1,101,214	29,975,045
Pegasystems, Inc.	10,421	1,450,499

Total Software		43,005,726

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	30,606	6,278,515
Dick’s Sporting Goods, Inc.(a)	168,313	16,863,279
Foot Locker, Inc.	105,881	6,525,446
Lithia Motors, Inc.	12,723	4,372,132
Murphy USA, Inc.	24,890	3,319,579
Penske Automotive Group, Inc.	167,684	12,658,465
Williams-Sonoma, Inc.	169,338	27,034,812

Total Specialty Retail		77,052,228

Technology Hardware, Storage & Peripherals - 0.5%
Xerox Holdings Corp.	626,434	14,714,935

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.(a)	1,075,741	20,084,085

Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp.	399,976	5,439,674
New York Community Bancorp, Inc.	1,892,908	20,859,846
PennyMac Financial Services, Inc.	64,850	4,002,542
Radian Group, Inc.	298,741	6,646,987
TFS Financial Corp.	1,068,307	21,686,632

Total Thrifts & Mortgage Finance		58,635,681

Trading Companies & Distributors - 2.0%
Air Lease Corp.	121,566	5,074,165
Applied Industrial Technologies, Inc.	68,682	6,254,183
GATX Corp.	56,158	4,968,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2021

Investments	Shares	Value
MSC Industrial Direct Co., Inc., Class A	115,658	$10,377,992
Watsco, Inc.	116,085	33,274,605

Total Trading Companies & Distributors		59,949,243

Water Utilities - 0.7%
American States Water Co.	68,318	5,435,380
Essential Utilities, Inc.	370,489	16,931,347

Total Water Utilities		22,366,727

Total United States		3,026,962,459

Puerto Rico - 0.4%

Banks - 0.4%
Popular, Inc.(a)	159,444	11,966,272

TOTAL COMMON STOCKS (Cost: $2,453,366,713)		3,038,928,731

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $3,577,056)	34,736	4,179,436

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $19,834,799)	19,834,799	19,834,799

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $2,476,778,568)		3,062,942,966
Other Assets less Liabilities - (0.5)%		(16,602,570)

NET ASSETS - 100.0%		$3,046,340,396

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $94,772,196 and the total market value of the collateral held by the Fund was $96,401,015. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $76,566,216.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. LargeCap Divided Fund	$12,420,991	$4,493,515	$12,938,471	$1,030,528	$(827,127)	$4,179,436	$30,788

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,038,928,731	$—	$—	$3,038,928,731
Exchange-Traded Fund	4,179,436	—	—	4,179,436
Investment of Cash Collateral for Securities Loaned	—	19,834,799	—	19,834,799

Total Investments in Securities	$3,043,108,167	$19,834,799	$—	$3,062,942,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc.(a)	23,021	$1,111,684
BWX Technologies, Inc.	31,679	1,841,183
Curtiss-Wright Corp.	16,914	2,008,707
Hexcel Corp.*	15,703	979,867
Huntington Ingalls Industries, Inc.	22,010	4,638,608
Kratos Defense & Security Solutions, Inc.*(a)	11,577	329,829
Mercury Systems, Inc.*	7,900	523,612
Moog, Inc., Class A	14,556	1,223,577
Parsons Corp.*(a)	17,641	694,350

Total Aerospace & Defense		13,351,417

Auto Components - 0.6%
Dana, Inc.	30,501	724,704
Dorman Products, Inc.*	7,116	737,716
Fox Factory Holding Corp.*	7,552	1,175,544
LCI Industries	8,386	1,102,088
Visteon Corp.*	3,187	385,436

Total Auto Components		4,125,488

Automobiles - 0.5%
Harley-Davidson, Inc.(a)	30,603	1,402,229
Thor Industries, Inc.	16,740	1,891,620

Total Automobiles		3,293,849

Banks - 10.5%
Ameris Bancorp	29,097	1,473,181
Associated Banc-Corp.	21,197	434,115
Atlantic Union Bankshares Corp.	15,018	543,952
BancorpSouth Bank	33,963	962,172
Bank of Hawaii Corp.	7,775	654,811
Bank OZK	53,988	2,276,134
BankUnited, Inc.	26,229	1,119,716
BOK Financial Corp.	31,140	2,696,724
Cathay General Bancorp	30,039	1,182,335
Columbia Banking System, Inc.	11,389	439,160
Commerce Bancshares, Inc.	25,829	1,925,810
Community Bank System, Inc.	9,611	727,072
Cullen/Frost Bankers, Inc.	20,013	2,241,456
CVB Financial Corp.	34,391	708,111
East West Bancorp, Inc.	67,845	4,863,808
First Citizens BancShares, Inc., Class A(a)	4,446	3,702,362
First Financial Bankshares, Inc.	21,048	1,034,088
First Hawaiian, Inc.	34,133	967,329
First Horizon Corp.	285,115	4,926,787
Glacier Bancorp, Inc.	28,681	1,579,749
Hilltop Holdings, Inc.(a)	70,791	2,576,792
Home BancShares, Inc.	46,915	1,157,862
Independent Bank Corp.	5,437	410,494
Independent Bank Group, Inc.	15,398	1,139,144
Investors Bancorp, Inc.	85,135	1,214,025
Old National Bancorp	51,325	903,833
Pacific Premier Bancorp, Inc.	9,861	417,022
People’s United Financial, Inc.	222,643	3,816,101
Pinnacle Financial Partners, Inc.	23,372	2,063,514
Prosperity Bancshares, Inc.	44,708	3,210,034
Signature Bank	23,270	5,716,276
Simmons First National Corp., Class A	64,780	1,900,645
Sterling Bancorp	62,862	1,558,349
Synovus Financial Corp.	67,313	2,953,694
Texas Capital Bancshares, Inc.*	5,214	331,037
UMB Financial Corp.	11,623	1,081,636
Umpqua Holdings Corp.	39,913	736,395
United Bankshares, Inc.	40,164	1,465,986
Valley National Bancorp	203,616	2,734,563
Webster Financial Corp.	27,740	1,479,652
Western Alliance Bancorp	43,610	4,049,189
Wintrust Financial Corp.	20,495	1,550,037

Total Banks		76,925,152

Beverages - 0.2%
Celsius Holdings, Inc.*(a)	6,724	511,629
National Beverage Corp.(a)	26,464	1,249,895

Total Beverages		1,761,524

Biotechnology - 1.7%
Arena Pharmaceuticals, Inc.*	43,659	2,977,544
Blueprint Medicines Corp.*	20,971	1,844,609
Emergent BioSolutions, Inc.*	17,285	1,088,782
Exelixis, Inc.*	63,957	1,165,297
Halozyme Therapeutics, Inc.*(a)	13,407	608,812
Ionis Pharmaceuticals, Inc.*(a)	16,136	643,665
United Therapeutics Corp.*	23,139	4,151,368

Total Biotechnology		12,480,077

Building Products - 2.4%
AAON, Inc.	10,347	647,619
Advanced Drainage Systems, Inc.	37,667	4,390,842
Armstrong World Industries, Inc.	13,236	1,419,693
Builders FirstSource, Inc.*	71,319	3,042,469
Gibraltar Industries, Inc.*	10,536	804,002
JELD-WEN Holding, Inc.*	25,858	679,031
Resideo Technologies, Inc.*	84,974	2,549,220
Simpson Manufacturing Co., Inc.	14,928	1,648,648
UFP Industries, Inc.	30,072	2,235,553

Total Building Products		17,417,077

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	5,879	906,601
Artisan Partners Asset Management, Inc., Class A	13,516	686,883
Cohen & Steers, Inc.	5,588	458,719
Evercore, Inc., Class A	13,564	1,909,404
Federated Hermes, Inc., Class B(a)	53,102	1,800,689
Hamilton Lane, Inc., Class A	3,409	310,628
Houlihan Lokey, Inc.	11,182	914,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
Interactive Brokers Group, Inc., Class A	13,957	$917,394
Jefferies Financial Group, Inc.	129,715	4,436,253
LPL Financial Holdings, Inc.	36,155	4,880,202
Moelis & Co., Class A	5,145	292,699
Stifel Financial Corp.	46,613	3,023,319
Tradeweb Markets, Inc., Class A	8,876	750,554
Virtu Financial, Inc., Class A	115,924	3,202,980

Total Capital Markets		24,490,901

Chemicals - 2.4%
Ashland Global Holdings, Inc.	10,817	946,488
Avient Corp.	12,527	615,827
Balchem Corp.	6,026	790,973
Cabot Corp.	22,804	1,298,232
Chemours Co. (The)	25,858	899,858
Element Solutions, Inc.	78,560	1,836,733
H.B. Fuller Co.	17,303	1,100,644
Ingevity Corp.*	20,484	1,666,578
Livent Corp.*(a)	14,130	273,557
NewMarket Corp.	3,986	1,283,412
Quaker Chemical Corp.	2,248	533,203
Sensient Technologies Corp.	9,231	799,035
Stepan Co.	8,189	984,891
Valvoline, Inc.	93,686	3,041,048
W.R. Grace & Co.	16,075	1,111,104

Total Chemicals		17,181,583

Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	28,003	1,241,933
Brady Corp., Class A	19,205	1,076,248
Brink’s Co. (The)	8,808	676,807
Casella Waste Systems, Inc., Class A*	7,055	447,499
Clean Harbors, Inc.*	9,951	926,836
Herman Miller, Inc.	37,536	1,769,447
MSA Safety, Inc.	7,583	1,255,593
Stericycle, Inc.*	9,803	701,405
Tetra Tech, Inc.	11,066	1,350,495
UniFirst Corp.	4,721	1,107,735

Total Commercial Services & Supplies		10,553,998

Communications Equipment - 1.2%
Ciena Corp.*	60,361	3,433,937
Juniper Networks, Inc.	120,993	3,309,159
Lumentum Holdings, Inc.*(a)	15,803	1,296,320
ViaSat, Inc.*(a)	7,334	365,527
Viavi Solutions, Inc.*	31,928	563,848

Total Communications Equipment		8,968,791

Construction & Engineering - 1.3%
Arcosa, Inc.	17,113	1,005,217
EMCOR Group, Inc.	25,430	3,132,722
MasTec, Inc.*(a)	30,519	3,238,066
Valmont Industries, Inc.	7,499	1,770,139
WillScot Mobile Mini Holdings Corp.*	23,795	663,167

Total Construction & Engineering		9,809,311

Construction Materials - 0.5%
Eagle Materials, Inc.	19,100	2,714,301
Summit Materials, Inc., Class A*(a)	34,578	1,205,043

Total Construction Materials		3,919,344

Consumer Finance - 2.3%
Credit Acceptance Corp.*(a)	7,108	3,227,814
FirstCash, Inc.	6,472	494,720
Green Dot Corp., Class A*	5,296	248,117
OneMain Holdings, Inc.	88,645	5,310,722
Prog Holdings, Inc.	19,943	959,856
SLM Corp.	299,038	6,261,856

Total Consumer Finance		16,503,085

Containers & Packaging - 2.9%
Berry Global Group, Inc.*	87,274	5,692,010
Graphic Packaging Holding Co.	145,224	2,634,363
Greif, Inc., Class A	31,247	1,892,006
Sealed Air Corp.	78,567	4,655,095
Silgan Holdings, Inc.	83,287	3,456,411
Sonoco Products Co.	38,720	2,590,368

Total Containers & Packaging		20,920,253

Diversified Consumer Services - 1.1%
frontdoor, Inc.*	20,628	1,027,687
Grand Canyon Education, Inc.*	19,954	1,795,261
H&R Block, Inc.	150,196	3,526,602
Strategic Education, Inc.	9,963	757,786
Terminix Global Holdings, Inc.*	15,695	748,809

Total Diversified Consumer Services		7,856,145

Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.	6,069	466,645

Electric Utilities - 0.8%
ALLETE, Inc.	17,786	1,244,664
Hawaiian Electric Industries, Inc.	39,189	1,656,911
IDACORP, Inc.	15,070	1,469,325
MGE Energy, Inc.	8,868	660,134
Portland General Electric Co.	24,384	1,123,615

Total Electric Utilities		6,154,649

Electrical Equipment - 1.2%
Acuity Brands, Inc.	16,577	3,100,396
EnerSys	12,439	1,215,664
GrafTech International Ltd.	204,577	2,377,185
Regal Beloit Corp.	11,624	1,551,920
Vicor Corp.*(a)	3,235	342,069

Total Electrical Equipment		8,587,234

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*	47,020	5,352,287
Avnet, Inc.	18,050	723,444
Badger Meter, Inc.	5,003	490,894
Coherent, Inc.*	2,292	605,867
II-VI, Inc.*(a)	10,504	762,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
Insight Enterprises, Inc.*(a)	18,263	$1,826,483
Itron, Inc.*(a)	4,701	470,006
Jabil, Inc.	71,578	4,160,114
Littelfuse, Inc.	3,905	994,955
National Instruments Corp.	17,308	731,782
Plexus Corp.*	12,588	1,150,669
Rogers Corp.*	3,169	636,335
Vishay Intertechnology, Inc.	55,562	1,252,923

Total Electronic Equipment, Instruments & Components		19,158,244

Entertainment - 0.1%
Madison Square Garden Sports Corp., Class A*(a)	2,614	451,098

Equity Real Estate Investment Trusts (REITs) - 5.2%
Agree Realty Corp.	10,443	736,127
American Campus Communities, Inc.	13,380	625,114
Brixmor Property Group, Inc.	77,686	1,778,232
CoreSite Realty Corp.	5,613	755,510
Corporate Office Properties Trust	27,629	773,336
Cousins Properties, Inc.	60,717	2,233,171
CubeSmart	40,963	1,897,406
Douglas Emmett, Inc.	18,221	612,590
EastGroup Properties, Inc.	5,543	911,546
Essential Properties Realty Trust, Inc.	23,362	631,708
First Industrial Realty Trust, Inc.	19,946	1,041,780
Healthcare Realty Trust, Inc.	14,348	433,310
Healthcare Trust of America, Inc., Class A	23,386	624,406
Highwoods Properties, Inc.	31,389	1,417,841
Hudson Pacific Properties, Inc.	16,347	454,774
Innovative Industrial Properties, Inc.	2,787	532,373
JBG SMITH Properties	17,612	554,954
Kilroy Realty Corp.	18,996	1,322,881
Kimco Realty Corp.	100,049	2,086,022
Lamar Advertising Co., Class A	23,785	2,483,630
Lexington Realty Trust	34,511	412,406
Life Storage, Inc.	15,058	1,616,476
National Health Investors, Inc.	18,801	1,260,607
National Retail Properties, Inc.	46,262	2,168,763
National Storage Affiliates Trust	9,951	503,123
Physicians Realty Trust	25,183	465,130
PotlatchDeltic Corp.	18,840	1,001,346
PS Business Parks, Inc.	5,616	831,617
QTS Realty Trust, Inc., Class A	6,886	532,288
Rayonier, Inc.	14,553	522,889
Rexford Industrial Realty, Inc.	13,399	763,073
Sabra Health Care REIT, Inc.	52,575	956,865
Safehold, Inc.	7,387	579,879
SL Green Realty Corp.	22,604	1,808,320
Spirit Realty Capital, Inc.	14,351	686,552
STAG Industrial, Inc.	17,519	655,736
Terreno Realty Corp.	8,508	548,936
Weingarten Realty Investors	25,694	824,007

Total Equity Real Estate Investment Trusts (REITs)		38,044,724

Food & Staples Retailing - 1.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	71,022	3,379,227
Casey’s General Stores, Inc.	12,340	2,401,858
Grocery Outlet Holding Corp.*(a)	10,074	349,165
PriceSmart, Inc.	7,656	696,772
Sprouts Farmers Market, Inc.*(a)	94,617	2,351,232

Total Food & Staples Retailing		9,178,254

Food Products - 1.7%
Flowers Foods, Inc.	73,422	1,776,812
Freshpet, Inc.*	4,387	714,906
Hain Celestial Group, Inc. (The)*	17,553	704,226
Ingredion, Inc.	34,121	3,087,950
J&J Snack Foods Corp.	1,965	342,716
Lancaster Colony Corp.	6,250	1,209,438
Pilgrim’s Pride Corp.*	74,068	1,642,828
Post Holdings, Inc.*	15,296	1,659,157
TreeHouse Foods, Inc.*	35,451	1,578,279

Total Food Products		12,716,312

Gas Utilities - 2.0%
National Fuel Gas Co.	44,529	2,326,640
New Jersey Resources Corp.	27,408	1,084,535
ONE Gas, Inc.	16,338	1,210,973
South Jersey Industries, Inc.	39,653	1,028,202
Southwest Gas Holdings, Inc.	24,798	1,641,380
Spire, Inc.	19,050	1,376,743
UGI Corp.	121,409	5,622,451

Total Gas Utilities		14,290,924

Health Care Equipment & Supplies - 1.6%
CONMED Corp.	2,974	408,717
Envista Holdings Corp.*(a)	52,433	2,265,630
Globus Medical, Inc., Class A*	14,091	1,092,475
Haemonetics Corp.*	6,693	446,021
Hill-Rom Holdings, Inc.	20,403	2,317,577
ICU Medical, Inc.*(a)	4,820	991,956
Inari Medical, Inc.*	5,267	491,306
Integer Holdings Corp.*	8,123	765,187
Integra LifeSciences Holdings Corp.*	13,269	905,476
Merit Medical Systems, Inc.*(a)	6,066	392,228
Neogen Corp.*	13,398	616,844
STAAR Surgical Co.*	4,361	665,052

Total Health Care Equipment & Supplies		11,358,469

Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc.*	29,752	1,866,938
AMN Healthcare Services, Inc.*	14,534	1,409,507
Ensign Group, Inc. (The)	14,359	1,244,495
HealthEquity, Inc.*(a)	8,974	722,228
LHC Group, Inc.*	3,943	789,625
Patterson Cos., Inc.	27,894	847,699
Premier, Inc., Class A	42,244	1,469,669
Progyny, Inc.*(a)	8,050	474,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
R1 RCM, Inc.*	19,927	$443,176
Select Medical Holdings Corp.	63,700	2,691,962
Tenet Healthcare Corp.*	40,466	2,710,817

Total Health Care Providers & Services		14,671,066

Health Care Technology - 0.1%
Omnicell, Inc.*	4,063	615,341

Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.*	6,355	393,057
Choice Hotels International, Inc.	8,140	967,520
Churchill Downs, Inc.	3,875	768,258
Hilton Grand Vacations, Inc.*	9,029	373,710
Hyatt Hotels Corp., Class A*	16,172	1,255,594
Marriott Vacations Worldwide Corp.*	4,546	724,178
Papa John’s International, Inc.	3,960	413,582
Texas Roadhouse, Inc.	7,224	694,949
Travel + Leisure Co.	8,982	533,980
Wendy’s Co. (The)	38,874	910,429
Wingstop, Inc.	3,085	486,289
Wyndham Hotels & Resorts, Inc.	20,787	1,502,692

Total Hotels, Restaurants & Leisure		9,024,238

Household Durables - 3.8%
Installed Building Products, Inc.	7,709	943,273
iRobot Corp.*(a)	8,676	810,252
KB Home	81,429	3,315,789
Leggett & Platt, Inc.	44,986	2,330,725
LGI Homes, Inc.*(a)	15,137	2,451,286
MDC Holdings, Inc.	53,524	2,708,314
Meritage Homes Corp.*	30,052	2,827,292
Sonos, Inc.*	12,734	448,619
Taylor Morrison Home Corp., Class A*	63,812	1,685,913
Tempur Sealy International, Inc.	54,043	2,117,945
Toll Brothers, Inc.	67,757	3,917,032
TopBuild Corp.*	10,022	1,982,151
Tri Pointe Homes, Inc.*	116,877	2,504,674

Total Household Durables		28,043,265

Household Products - 0.8%
Energizer Holdings, Inc.	32,051	1,377,552
Reynolds Consumer Products, Inc.	81,781	2,482,053
Spectrum Brands Holdings, Inc.	18,114	1,540,415
WD-40 Co.	1,986	508,992

Total Household Products		5,909,012

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	18,677	494,567
Ormat Technologies, Inc.(a)	7,132	495,888

Total Independent Power & Renewable Electricity Producers		990,455

Insurance - 4.6%
American Equity Investment Life Holding Co.	84,700	2,737,504
American National Group, Inc.	14,405	2,139,863
CNO Financial Group, Inc.	51,062	1,206,084
First American Financial Corp.	85,397	5,324,503
Genworth Financial, Inc., Class A*	370,925	1,446,608
Goosehead Insurance, Inc., Class A	1,937	246,580
Hanover Insurance Group, Inc. (The)	14,178	1,923,104
Kemper Corp.	32,538	2,404,558
Kinsale Capital Group, Inc.	2,411	397,260
Mercury General Corp.	25,321	1,644,599
Old Republic International Corp.	190,238	4,738,829
Primerica, Inc.	15,762	2,413,793
RLI Corp.	4,679	489,377
Selective Insurance Group, Inc.	14,097	1,143,972
Selectquote, Inc.*	15,598	300,417
Unum Group	184,981	5,253,460

Total Insurance		33,810,511

Interactive Media & Services - 0.1%
Cargurus, Inc.*(a)	20,706	543,118

Internet & Direct Marketing Retail - 0.3%
Overstock.com, Inc.*	5,458	503,228
Shutterstock, Inc.	7,105	697,498
Stamps.com, Inc.*	5,159	1,033,296

Total Internet & Direct Marketing Retail		2,234,022

IT Services - 2.1%
Alliance Data Systems Corp.	45,571	4,748,042
DXC Technology Co.*	147,191	5,731,618
Euronet Worldwide, Inc.*	7,202	974,791
ExlService Holdings, Inc.*	6,916	734,894
MAXIMUS, Inc.	22,006	1,935,868
TTEC Holdings, Inc.	13,943	1,437,384

Total IT Services		15,562,597

Leisure Products - 1.3%
Acushnet Holdings Corp.	22,470	1,110,018
Brunswick Corp.	33,925	3,379,608
Mattel, Inc.*(a)	37,903	761,850
Polaris, Inc.	24,133	3,305,256
YETI Holdings, Inc.*(a)	11,822	1,085,496

Total Leisure Products		9,642,228

Life Sciences Tools & Services - 0.7%
Medpace Holdings, Inc.*	6,559	1,158,516
PRA Health Sciences, Inc.*	12,039	1,988,963
Syneos Health, Inc.*	21,479	1,922,156

Total Life Sciences Tools & Services		5,069,635

Machinery - 5.4%
AGCO Corp.	31,640	4,125,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
Albany International Corp., Class A	12,673	$1,131,192
Allison Transmission Holdings, Inc.	51,876	2,061,552
Altra Industrial Motion Corp.	18,033	1,172,506
Barnes Group, Inc.	16,996	871,045
Chart Industries, Inc.*	4,607	674,096
Colfax Corp.*(a)	18,479	846,523
Crane Co.	23,826	2,200,808
Donaldson Co., Inc.	32,854	2,087,215
ESCO Technologies, Inc.	5,893	552,822
Evoqua Water Technologies Corp.*	34,521	1,166,119
Flowserve Corp.	37,077	1,494,945
Franklin Electric Co., Inc.	11,422	920,842
Hillenbrand, Inc.	35,747	1,575,728
ITT, Inc.	13,934	1,276,215
John Bean Technologies Corp.	8,991	1,282,296
Kennametal, Inc.	17,768	638,227
Lincoln Electric Holdings, Inc.	13,602	1,791,519
Oshkosh Corp.	26,571	3,311,809
Proto Labs, Inc.*	3,301	303,032
RBC Bearings, Inc.*	4,898	976,759
Rexnord Corp.	33,489	1,675,790
SPX Corp.*	15,930	973,004
SPX FLOW, Inc.	7,229	471,620
Timken Co. (The)	29,479	2,375,713
Trinity Industries, Inc.	17,694	475,792
Watts Water Technologies, Inc., Class A	8,350	1,218,348
Woodward, Inc.	14,825	1,821,696

Total Machinery		39,472,436

Marine - 0.2%
Kirby Corp.*	9,041	548,246
Matson, Inc.	16,565	1,060,160

Total Marine		1,608,406

Media - 1.3%
Liberty Broadband Corp., Class C*	1	174
New York Times Co. (The), Class A	20,770	904,533
Nexstar Media Group, Inc., Class A	35,927	5,312,885
TEGNA, Inc.	168,533	3,161,679

Total Media		9,379,271

Metals & Mining - 1.8%
Arconic Corp.*	39,977	1,423,981
Commercial Metals Co.	103,263	3,172,240
Compass Minerals International, Inc.	11,905	705,490
Hecla Mining Co.	52,496	390,570
Reliance Steel & Aluminum Co.	27,881	4,207,243
Royal Gold, Inc.	13,223	1,508,744
Worthington Industries, Inc.	22,494	1,376,183

Total Metals & Mining		12,784,451

Multi-Utilities - 1.0%
Avista Corp.	18,728	799,124
Black Hills Corp.	26,894	1,765,053
MDU Resources Group, Inc.	100,848	3,160,576
NorthWestern Corp.	20,909	1,259,140

Total Multi-Utilities		6,983,893

Multiline Retail - 0.2%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	18,711	1,574,156

Oil, Gas & Consumable Fuels - 2.1%
APA Corp.	31,686	685,368
Cabot Oil & Gas Corp.	87,097	1,520,714
Cimarex Energy Co.	17,190	1,245,416
Diamondback Energy, Inc.	72,378	6,795,570
Equitrans Midstream Corp.	327,933	2,790,710
Renewable Energy Group, Inc.*(a)	34,977	2,180,466

Total Oil, Gas & Consumable Fuels		15,218,244

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	49,219	2,967,413

Personal Products - 0.3%
Medifast, Inc.	4,069	1,151,445
Nu Skin Enterprises, Inc., Class A	22,558	1,277,911

Total Personal Products		2,429,356

Pharmaceuticals - 0.1%
Corcept Therapeutics, Inc.*(a)	32,591	717,002
Pacira BioSciences, Inc.*(a)	5,134	311,531

Total Pharmaceuticals		1,028,533

Professional Services - 2.8%
ASGN, Inc.*	17,780	1,723,415
CACI International, Inc., Class A*	11,145	2,843,312
Exponent, Inc.	6,952	620,188
FTI Consulting, Inc.*(a)	12,749	1,741,641
Insperity, Inc.	14,075	1,271,958
KBR, Inc.(a)	63,971	2,440,494
Korn Ferry	18,803	1,364,158
ManpowerGroup, Inc.	11,586	1,377,691
Robert Half International, Inc.	36,235	3,223,828
Science Applications International Corp.	19,661	1,724,859
TriNet Group, Inc.*	28,941	2,097,644

Total Professional Services		20,429,188

Real Estate Management & Development - 0.9%
eXp World Holdings, Inc.*(a)	11,780	456,711
Howard Hughes Corp. (The)*	5,419	528,136
Jones Lang LaSalle, Inc.*	26,420	5,164,053
Kennedy-Wilson Holdings, Inc.	29,061	577,442

Total Real Estate Management & Development		6,726,342

Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc.	57,848	2,629,770
Landstar System, Inc.	9,528	1,505,615
Ryder System, Inc.	8,937	664,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
Saia, Inc.*	4,917	$1,030,062
Werner Enterprises, Inc.	28,047	1,248,653

Total Road & Rail		7,078,387

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc.	9,847	1,109,855
Amkor Technology, Inc.(a)	132,475	3,135,683
Brooks Automation, Inc.	8,548	814,453
Cirrus Logic, Inc.*	15,439	1,314,168
CMC Materials, Inc.	7,628	1,149,845
Diodes, Inc.*	11,438	912,409
FormFactor, Inc.*	16,881	615,481
Lattice Semiconductor Corp.*	14,117	793,093
Power Integrations, Inc.	7,160	587,550
Semtech Corp.*	6,784	466,739
Silicon Laboratories, Inc.*	4,451	682,116
Synaptics, Inc.*	6,844	1,064,790

Total Semiconductors & Semiconductor Equipment		12,646,182

Software - 1.8%
ACI Worldwide, Inc.*	15,859	589,003
Alarm.com Holdings, Inc.*(a)	6,446	545,976
Appfolio, Inc., Class A*(a)	1,834	258,961
Blackbaud, Inc.*(a)	5,987	458,425
CDK Global, Inc.	43,191	2,146,161
CommVault Systems, Inc.*	4,759	372,011
Digital Turbine, Inc.*	9,672	735,362
Dolby Laboratories, Inc., Class A	15,190	1,493,025
Dropbox, Inc., Class A*	29,567	896,176
j2 Global, Inc.*(a)	11,604	1,596,130
Manhattan Associates, Inc.*	7,181	1,040,096
MicroStrategy, Inc., Class A*(a)	1,241	824,644
Qualys, Inc.*	7,364	741,481
SolarWinds Corp.*(a)	32,774	553,553
SPS Commerce, Inc.*	4,343	433,649
Verint Systems, Inc.*(a)	7,536	339,647

Total Software		13,024,300

Specialty Retail - 3.4%
Asbury Automotive Group, Inc.*	10,785	1,848,225
AutoNation, Inc.*	50,096	4,749,602
Dick’s Sporting Goods, Inc.(a)	52,454	5,255,366
Foot Locker, Inc.	48,293	2,976,298
Group 1 Automotive, Inc.	16,067	2,481,227
Murphy USA, Inc.	21,413	2,855,852
National Vision Holdings, Inc.*	8,213	419,931
Penske Automotive Group, Inc.	53,205	4,016,445
Urban Outfitters, Inc.*(a)	12,873	530,625

Total Specialty Retail		25,133,571

Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp.*	35,181	1,604,605
Xerox Holdings Corp.	86,558	2,033,248

Total Technology Hardware, Storage & Peripherals		3,637,853

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.	15,632	1,612,753
Columbia Sportswear Co.	12,313	1,211,107
Crocs, Inc.*	16,786	1,955,905
Deckers Outdoor Corp.*	7,767	2,983,072
Hanesbrands, Inc.	297,401	5,552,477
Kontoor Brands, Inc.(a)	10,963	618,423
PVH Corp.*	6,341	682,228
Skechers U.S.A., Inc., Class A*	20,593	1,026,149
Steven Madden Ltd.	11,486	502,627
Wolverine World Wide, Inc.	22,605	760,432

Total Textiles, Apparel & Luxury Goods		16,905,173

Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp.	225,299	3,064,066
Mr Cooper Group, Inc.*(a)	83,711	2,767,486
New York Community Bancorp, Inc.	199,489	2,198,369
PennyMac Financial Services, Inc.	66,248	4,088,826
Radian Group, Inc.	114,161	2,540,082
TFS Financial Corp.	28,341	575,322
Walker & Dunlop, Inc.	10,212	1,065,929

Total Thrifts & Mortgage Finance		16,300,080

Trading Companies & Distributors - 2.0%
Air Lease Corp.	92,614	3,865,708
Applied Industrial Technologies, Inc.	12,320	1,121,859
Beacon Roofing Supply, Inc.*	26,554	1,414,001
GATX Corp.	11,852	1,048,547
MSC Industrial Direct Co., Inc., Class A	22,026	1,976,393
SiteOne Landscape Supply, Inc.*	7,040	1,191,590
Univar Solutions, Inc.*	69,564	1,695,970
WESCO International, Inc.*	24,172	2,485,365

Total Trading Companies & Distributors		14,799,433

Water Utilities - 0.2%
American States Water Co.	8,597	683,977
California Water Service Group	13,789	765,841

Total Water Utilities		1,449,818

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	10,795	523,665

TOTAL COMMON STOCKS (Cost: $578,174,798)		728,180,187

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $1,638,936)	41,918	1,758,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $4,850,922)	4,850,922	$4,850,922

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $584,664,656)		734,789,569
Other Assets less Liabilities - (0.6)%		(4,241,825)

NET ASSETS - 100.0%		$730,547,744

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,764,635 and the total market value of the collateral held by the Fund was $55,114,443. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $50,263,521.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,290,925	$—	$618,130	$11,863	$73,802	$1,758,460	$13,786

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$728,180,187	$—	$—	$728,180,187
Exchange-Traded Fund	1,758,460	—	—	1,758,460
Investment of Cash Collateral for Securities Loaned	—	4,850,922	—	4,850,922

Total Investments in Securities	$729,938,647	$4,850,922	$—	$734,789,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	2,719	$511,879
Huntington Ingalls Industries, Inc.	2,118	446,368
Lockheed Martin Corp.	1,471	556,553
Northrop Grumman Corp.	1,642	596,752

Total Aerospace & Defense		2,111,552

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	4,585	580,461
FedEx Corp.	1,324	394,989
United Parcel Service, Inc., Class B	2,209	459,406

Total Air Freight & Logistics		1,434,856

Automobiles - 0.6%
Ford Motor Co.*	28,752	427,255
General Motors Co.*	7,462	441,526

Total Automobiles		868,781

Banks - 1.9%
BOK Financial Corp.	5,494	475,780
First Horizon Corp.	24,084	416,172
JPMorgan Chase & Co.	4,064	632,115
KeyCorp	18,296	377,812
People’s United Financial, Inc.	22,416	384,210
Synovus Financial Corp.	7,640	335,243

Total Banks		2,621,332

Biotechnology - 2.7%
AbbVie, Inc.	5,867	660,859
Alexion Pharmaceuticals, Inc.*	2,556	469,563
Biogen, Inc.*	972	336,574
Gilead Sciences, Inc.	9,858	678,822
Regeneron Pharmaceuticals, Inc.*	1,019	569,152
United Therapeutics Corp.*	2,846	510,601
Vertex Pharmaceuticals, Inc.*	2,311	465,967

Total Biotechnology		3,691,538

Building Products - 0.6%
Lennox International, Inc.	1,425	499,890
Owens Corning	3,673	359,587

Total Building Products		859,477

Capital Markets - 2.1%
Affiliated Managers Group, Inc.	3,013	464,635
Goldman Sachs Group, Inc. (The)	1,809	686,570
Jefferies Financial Group, Inc.	19,648	671,961
Morgan Stanley	6,715	615,698
Stifel Financial Corp.	7,822	507,335

Total Capital Markets		2,946,199

Chemicals - 0.2%
Mosaic Co. (The)	8,940	285,275

Communications Equipment - 1.1%
Cisco Systems, Inc.	29,648	1,571,344

Construction & Engineering - 0.5%
MasTec, Inc.*	2,888	306,417
Quanta Services, Inc.	4,558	412,818

Total Construction & Engineering		719,235

Consumer Finance - 2.2%
Ally Financial, Inc.	8,538	425,534
Capital One Financial Corp.	2,955	457,109
Credit Acceptance Corp.*(a)	1,143	519,048
OneMain Holdings, Inc.	7,698	461,187
Santander Consumer USA Holdings, Inc.	14,711	534,304
SLM Corp.	31,730	664,426

Total Consumer Finance		3,061,608

Containers & Packaging - 1.6%
Berry Global Group, Inc.*	8,470	552,414
International Paper Co.	7,523	461,235
Sealed Air Corp.	9,863	584,383
Sonoco Products Co.	8,687	581,160

Total Containers & Packaging		2,179,192

Distributors - 0.4%
LKQ Corp.*	10,584	520,944

Diversified Consumer Services - 1.0%
Service Corp. International	13,953	747,741
Terminix Global Holdings, Inc.*	13,638	650,669

Total Diversified Consumer Services		1,398,410

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	58,359	1,679,572
Lumen Technologies, Inc.	55,905	759,749
Verizon Communications, Inc.	32,877	1,842,098

Total Diversified Telecommunication Services		4,281,419

Electric Utilities - 0.6%
Evergy, Inc.	8,058	486,945
FirstEnergy Corp.	9,991	371,765

Total Electric Utilities		858,710

Electrical Equipment - 0.2%
Acuity Brands, Inc.	1,611	301,305

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*	12,537	1,427,087
CDW Corp.	7,737	1,351,267
SYNNEX Corp.	6,808	828,942

Total Electronic Equipment, Instruments & Components		3,607,296

Entertainment - 0.9%
Take-Two Interactive Software, Inc.*	7,139	1,263,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2021

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 2.5%
CubeSmart	11,748	$544,167
Extra Space Storage, Inc.	3,396	556,333
Iron Mountain, Inc.	9,839	416,386
Kilroy Realty Corp.	5,480	381,627
Life Storage, Inc.	5,091	546,519
Public Storage	1,884	566,500
Weyerhaeuser Co.	11,409	392,698

Total Equity Real Estate Investment Trusts (REITs)		3,404,230

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	2,026	394,341
Kroger Co. (The)	11,878	455,046
Walmart, Inc.	3,391	478,199

Total Food & Staples Retailing		1,327,586

Food Products - 3.0%
Archer-Daniels-Midland Co.	7,131	432,139
Campbell Soup Co.	9,721	443,180
Conagra Brands, Inc.	13,326	484,800
General Mills, Inc.	8,365	509,680
Hershey Co. (The)	2,712	472,376
J.M. Smucker Co. (The)	3,676	476,299
Kellogg Co.	7,612	489,680
Kraft Heinz Co. (The)	10,764	438,956
Tyson Foods, Inc., Class A	5,558	409,958

Total Food Products		4,157,068

Gas Utilities - 0.3%
UGI Corp.	10,306	477,271

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	5,617	651,179
Becton, Dickinson and Co.	2,851	693,335
Hill-Rom Holdings, Inc.	4,697	533,532
Hologic, Inc.*	7,411	494,462

Total Health Care Equipment & Supplies		2,372,508

Health Care Providers & Services - 5.1%
Anthem, Inc.	1,257	479,923
Cardinal Health, Inc.	8,888	507,416
Centene Corp.*	6,297	459,240
Cigna Corp.	1,965	465,843
CVS Health Corp.	7,438	620,627
DaVita, Inc.*	4,943	595,285
HCA Healthcare, Inc.	2,306	476,742
Humana, Inc.	1,441	637,959
Laboratory Corp. of America Holdings*	2,607	719,141
Quest Diagnostics, Inc.	5,265	694,822
Tenet Healthcare Corp.*	4,248	284,574
UnitedHealth Group, Inc.	1,591	637,100
Universal Health Services, Inc., Class B	3,204	469,162

Total Health Care Providers & Services		7,047,834

Health Care Technology - 0.5%
Cerner Corp.	8,598	672,020

Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.*	5,971	367,157
Domino’s Pizza, Inc.	1,867	870,937
Texas Roadhouse, Inc.	4,710	453,102
Yum! Brands, Inc.	6,842	787,035

Total Hotels, Restaurants & Leisure		2,478,231

Household Durables - 1.5%
Newell Brands, Inc.	20,633	566,789
PulteGroup, Inc.	8,120	443,108
Tempur Sealy International, Inc.	11,947	468,203
Whirlpool Corp.	2,607	568,378

Total Household Durables		2,046,478

Household Products - 1.4%
Clorox Co. (The)	2,588	465,607
Colgate-Palmolive Co.	5,818	473,294
Kimberly-Clark Corp.	3,785	506,358
Procter & Gamble Co. (The)	3,602	486,018

Total Household Products		1,931,277

Industrial Conglomerates - 0.4%
3M Co.	2,759	548,020

Insurance - 5.0%
Aflac, Inc.	11,465	615,212
Alleghany Corp.*	886	591,024
Allstate Corp. (The)	6,540	853,077
American Financial Group, Inc.	3,678	458,720
Assurant, Inc.	4,209	657,362
Cincinnati Financial Corp.	4,334	505,431
First American Financial Corp.	9,821	612,339
Hartford Financial Services Group, Inc. (The)	7,709	477,727
Old Republic International Corp.	27,302	680,093
Progressive Corp. (The)	8,028	788,430
Travelers Cos., Inc. (The)	4,173	624,740

Total Insurance		6,864,155

IT Services - 10.5%
Akamai Technologies, Inc.*	13,410	1,563,606
Broadridge Financial Solutions, Inc.	11,024	1,780,707
Cognizant Technology Solutions Corp., Class A	21,620	1,497,401
DXC Technology Co.*	19,396	755,280
EPAM Systems, Inc.*	2,652	1,355,066
Gartner, Inc.*	5,967	1,445,207
International Business Machines Corp.	10,578	1,550,629
Jack Henry & Associates, Inc.	9,604	1,570,350
VeriSign, Inc.*	7,751	1,764,825
Western Union Co. (The)	57,281	1,315,745

Total IT Services		14,598,816

Leisure Products - 1.2%
Brunswick Corp.	4,901	488,238
Mattel, Inc.*	28,317	569,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2021

Investments	Shares	Value
Polaris, Inc.	3,966	$543,183

Total Leisure Products		1,600,593

Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	3,650	563,596
Thermo Fisher Scientific, Inc.	1,263	637,146
Waters Corp.*	1,789	618,296

Total Life Sciences Tools & Services		1,819,038

Machinery - 1.7%
AGCO Corp.	2,885	376,146
Deere & Co.	1,274	449,353
Otis Worldwide Corp.	6,872	561,924
Snap-on, Inc.	1,910	426,751
Stanley Black & Decker, Inc.	2,291	469,632

Total Machinery		2,283,806

Media - 7.2%
Charter Communications, Inc., Class A*	2,380	1,717,051
Fox Corp., Class A	27,294	1,013,426
Interpublic Group of Cos., Inc. (The)	40,967	1,331,018
News Corp., Class A	52,846	1,361,841
Nexstar Media Group, Inc., Class A	7,334	1,084,552
Omnicom Group, Inc.	15,913	1,272,881
Sirius XM Holdings, Inc.(a)	209,957	1,373,119
ViacomCBS, Inc., Class B	18,414	832,313

Total Media		9,986,201

Metals & Mining - 0.6%
Newmont Corp.	6,601	418,371
Nucor Corp.	4,049	388,421

Total Metals & Mining		806,792

Multi-Utilities - 1.5%
CMS Energy Corp.	9,320	550,626
DTE Energy Co.	4,226	547,690
MDU Resources Group, Inc.	13,947	437,099
Public Service Enterprise Group, Inc.	8,264	493,691

Total Multi-Utilities		2,029,106

Multiline Retail - 0.6%
Target Corp.	3,399	821,674

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	23,795	514,686
Cimarex Energy Co.	9,164	663,932
Kinder Morgan, Inc.	62,437	1,138,226
Ovintiv, Inc.	17,694	556,830
Targa Resources Corp.	13,787	612,832

Total Oil, Gas & Consumable Fuels		3,486,506

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	5,982	360,655

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	10,370	692,924
Eli Lilly & Co.	2,212	507,698
Johnson & Johnson	4,229	696,686
Merck & Co., Inc.	9,264	720,461
Pfizer, Inc.	16,246	636,193

Total Pharmaceuticals		3,253,962

Professional Services - 0.9%
CACI International, Inc., Class A*	2,107	537,538
ManpowerGroup, Inc.	3,154	375,042
Robert Half International, Inc.	4,224	375,809

Total Professional Services		1,288,389

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	1,781	348,114

Road & Rail - 1.5%
AMERCO	902	531,639
JB Hunt Transport Services, Inc.	3,132	510,359
Knight-Swift Transportation Holdings, Inc.	11,424	519,335
Landstar System, Inc.	3,405	538,058

Total Road & Rail		2,099,391

Semiconductors & Semiconductor Equipment - 0.6%
First Solar, Inc.*	9,486	858,578

Software - 10.5%
Aspen Technology, Inc.*	7,098	976,259
CDK Global, Inc.	27,122	1,347,692
Citrix Systems, Inc.	10,929	1,281,644
Dolby Laboratories, Inc., Class A	17,430	1,713,195
Dropbox, Inc., Class A*	39,499	1,197,215
Microsoft Corp.	6,150	1,666,035
NortonLifeLock, Inc.	51,301	1,396,413
Oracle Corp.	23,678	1,843,095
SS&C Technologies Holdings, Inc.	23,842	1,718,054
VMware, Inc., Class A*	8,543	1,366,624

Total Software		14,506,226

Specialty Retail - 4.4%
AutoNation, Inc.*	5,820	551,794
AutoZone, Inc.*	585	872,949
Best Buy Co., Inc.	5,059	581,684
Dick’s Sporting Goods, Inc.(a)	5,422	543,230
Foot Locker, Inc.	6,043	372,430
L Brands, Inc.	5,669	408,508
Lowe’s Cos., Inc.	3,604	699,068
O’Reilly Automotive, Inc.*	1,565	886,119
Tractor Supply Co.	3,852	716,703
Williams-Sonoma, Inc.	2,934	468,413

Total Specialty Retail		6,100,898

Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	73,340	1,069,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2021

Investments	Shares	Value
HP, Inc.	42,736	$1,290,200

Total Technology Hardware, Storage & Peripherals		2,359,497

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	3,641	424,249
Tapestry, Inc.*	10,273	446,670

Total Textiles, Apparel & Luxury Goods		870,919

Tobacco - 0.3%
Altria Group, Inc.	9,743	464,546

Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,619	464,070

TOTAL COMMON STOCKS (Cost: $124,942,690)		138,316,674

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(b) (Cost: $1,735,740)	1,735,740	1,735,740

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $126,678,430)		140,052,414
Other Assets less Liabilities - (1.1)%		(1,566,605)

NET ASSETS - 100.0%		$138,485,809

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,700,178 and the total market value of the collateral held by the Fund was $1,749,183. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,443.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$138,316,674	$—	$—	$138,316,674
Investment of Cash Collateral for Securities Loaned	—	1,735,740	—	1,735,740

Total Investments in Securities	$138,316,674	$1,735,740	$—	$140,052,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
BWX Technologies, Inc.	31,449	$1,827,816
Curtiss-Wright Corp.	3,721	441,906
General Dynamics Corp.	206,133	38,806,599
HEICO Corp.	2,523	351,757
Huntington Ingalls Industries, Inc.	23,938	5,044,933
L3Harris Technologies, Inc.	94,762	20,482,806
Northrop Grumman Corp.	80,971	29,427,290

Total Aerospace & Defense		96,383,107

Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	75,833	7,103,277
Expeditors International of Washington, Inc.	50,525	6,396,465
FedEx Corp.	58,750	17,526,888
United Parcel Service, Inc., Class B	425,023	88,392,033

Total Air Freight & Logistics		119,418,663

Auto Components - 0.2%
BorgWarner, Inc.	111,361	5,405,463
Gentex Corp.	95,047	3,145,105
LCI Industries	12,459	1,637,362
Lear Corp.	7,851	1,376,123

Total Auto Components		11,564,053

Automobiles - 0.1%
Thor Industries, Inc.	26,097	2,948,961

Banks - 0.4%
East West Bancorp, Inc.	85,267	6,112,791
First Republic Bank	24,282	4,544,862
Signature Bank	25,587	6,285,447
Western Alliance Bancorp	44,413	4,123,747

Total Banks		21,066,847

Beverages - 6.2%
Brown-Forman Corp., Class B	106,812	8,004,491
Coca-Cola Co. (The)	3,262,070	176,510,608
Constellation Brands, Inc., Class A	61,927	14,484,106
Keurig Dr. Pepper, Inc.	690,087	24,318,666
PepsiCo, Inc.	962,471	142,609,328

Total Beverages		365,927,199

Biotechnology - 1.5%
Amgen, Inc.	375,538	91,537,387

Building Products - 0.3%
A.O. Smith Corp.	65,880	4,747,313
AAON, Inc.	4,158	260,249
Advanced Drainage Systems, Inc.	5,056	589,378
Armstrong World Industries, Inc.	12,110	1,298,919
Fortune Brands Home & Security, Inc.	42,303	4,213,802
Owens Corning	30,750	3,010,425
Simpson Manufacturing Co., Inc.	13,694	1,512,365
UFP Industries, Inc.	9,215	685,043

Total Building Products		16,317,494

Capital Markets - 2.7%
Ameriprise Financial, Inc.	64,261	15,993,278
Ares Management Corp., Class A	117,463	7,469,472
CBOE Global Markets, Inc.	48,856	5,816,307
CME Group, Inc.	167,861	35,700,677
Cohen & Steers, Inc.	20,684	1,697,949
Evercore, Inc., Class A	21,466	3,021,769
FactSet Research Systems, Inc.	8,848	2,969,477
Houlihan Lokey, Inc.	19,787	1,618,379
Intercontinental Exchange, Inc.	153,449	18,214,396
LPL Financial Holdings, Inc.	22,460	3,031,651
MarketAxess Holdings, Inc.	3,661	1,697,203
Morningstar, Inc.	7,427	1,909,556
Nasdaq, Inc.	60,627	10,658,227
S&P Global, Inc.	47,813	19,624,846
SEI Investments Co.	39,375	2,440,069
T. Rowe Price Group, Inc.	133,582	26,445,228

Total Capital Markets		158,308,484

Chemicals - 1.9%
Air Products & Chemicals, Inc.	109,886	31,612,005
Albemarle Corp.	27,070	4,560,212
Avient Corp.	42,568	2,092,643
Balchem Corp.	2,327	305,442
Celanese Corp.	56,179	8,516,737
Ecolab, Inc.	60,689	12,500,113
FMC Corp.	50,316	5,444,191
Mosaic Co. (The)	83,488	2,664,102
NewMarket Corp.	3,430	1,104,391
PPG Industries, Inc.	89,290	15,158,763
RPM International, Inc.	58,988	5,231,056
Scotts Miracle-Gro Co. (The)	17,654	3,388,156
Sensient Technologies Corp.	18,581	1,608,371
Sherwin-Williams Co. (The)	50,930	13,875,879
Westlake Chemical Corp.	37,277	3,358,285

Total Chemicals		111,420,346

Commercial Services & Supplies - 1.0%
Brink’s Co. (The)	5,401	415,013
Cintas Corp.	25,516	9,747,112
MSA Safety, Inc.	12,456	2,062,465
Republic Services, Inc.	140,242	15,428,022
Rollins, Inc.	76,880	2,629,296
Tetra Tech, Inc.	10,002	1,220,644
UniFirst Corp.	1,313	308,082
Waste Management, Inc.	194,875	27,303,936

Total Commercial Services & Supplies		59,114,570

Communications Equipment - 2.7%
Cisco Systems, Inc.	3,059,053	162,129,809

Construction & Engineering - 0.0%
EMCOR Group, Inc.	7,193	886,106
Valmont Industries, Inc.	7,090	1,673,594

Total Construction & Engineering		2,559,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2021

Investments	Shares	Value
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	13,060	$4,594,638
Vulcan Materials Co.	29,870	5,199,471

Total Construction Materials		9,794,109

Consumer Finance - 0.2%
OneMain Holdings, Inc.	144,246	8,641,778
SLM Corp.	113,064	2,367,560

Total Consumer Finance		11,009,338

Containers & Packaging - 0.8%
AptarGroup, Inc.	18,409	2,592,724
Avery Dennison Corp.	35,544	7,472,771
Graphic Packaging Holding Co.	137,763	2,499,021
International Paper Co.	405,665	24,871,321
Packaging Corp. of America	56,088	7,595,437
Silgan Holdings, Inc.	29,325	1,216,987

Total Containers & Packaging		46,248,261

Distributors - 0.1%
Pool Corp.	7,546	3,461,048

Diversified Consumer Services - 0.1%
Service Corp. International	77,257	4,140,203

Diversified Financial Services - 0.0%
Voya Financial, Inc.	32,274	1,984,851

Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	4,261,434	238,768,147

Electric Utilities - 1.1%
NextEra Energy, Inc.	918,091	67,277,708

Electrical Equipment - 1.1%
Acuity Brands, Inc.	2,082	389,397
AMETEK, Inc.	35,278	4,709,613
Emerson Electric Co.	362,271	34,864,961
EnerSys	5,464	533,997
Hubbell, Inc.	32,518	6,075,663
Regal Beloit Corp.	12,385	1,653,521
Rockwell Automation, Inc.	50,404	14,416,552

Total Electrical Equipment		62,643,704

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	125,757	8,603,036
Avnet, Inc.	50,047	2,005,884
CDW Corp.	36,637	6,398,652
Cognex Corp.	12,822	1,077,689

Total Electronic Equipment, Instruments & Components		18,085,261

Entertainment - 0.2%
Activision Blizzard, Inc.	95,785	9,141,720
Electronic Arts, Inc.	37,453	5,386,865

Total Entertainment		14,528,585

Equity Real Estate Investment Trusts (REITs) - 0.4%
Healthcare Realty Trust, Inc.	135,356	4,087,751
Lamar Advertising Co., Class A	50,512	5,274,463
PotlatchDeltic Corp.	49,490	2,630,394
Weyerhaeuser Co.	400,065	13,770,237

Total Equity Real Estate Investment Trusts (REITs)		25,762,845

Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	7,421	1,444,423
Costco Wholesale Corp.	81,406	32,209,912
Kroger Co. (The)	427,355	16,371,970

Total Food & Staples Retailing		50,026,305

Food Products - 2.2%
Campbell Soup Co.	214,007	9,756,579
Conagra Brands, Inc.	365,084	13,281,756
General Mills, Inc.	521,363	31,766,648
Hershey Co. (The)	78,317	13,641,255
Hormel Foods Corp.	274,299	13,097,777
Ingredion, Inc.	51,367	4,648,714
Kellogg Co.	308,907	19,871,987
Lancaster Colony Corp.	13,314	2,576,392
McCormick & Co., Inc., Non-Voting Shares	92,153	8,138,953
Tyson Foods, Inc., Class A	185,480	13,681,005

Total Food Products		130,461,066

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	150,775	12,137,388
Cooper Cos., Inc. (The)	683	270,652
Danaher Corp.	51,933	13,936,740
ResMed, Inc.	26,371	6,500,979
Stryker Corp.	85,793	22,283,016
Teleflex, Inc.	3,944	1,584,660
West Pharmaceutical Services, Inc.	5,374	1,929,803

Total Health Care Equipment & Supplies		58,643,238

Health Care Providers & Services - 2.9%
Anthem, Inc.	69,865	26,674,457
Chemed Corp.	1,064	504,868
Cigna Corp.	1,574	373,148
Ensign Group, Inc. (The)	3,499	303,259
Humana, Inc.	18,549	8,212,013
Quest Diagnostics, Inc.	57,590	7,600,152
UnitedHealth Group, Inc.	323,249	129,441,830

Total Health Care Providers & Services		173,109,727

Health Care Technology - 0.1%
Cerner Corp.	70,893	5,540,997

Hotels, Restaurants & Leisure - 0.0%
Churchill Downs, Inc.	3,665	726,623
Wendy’s Co. (The)	81,229	1,902,383

Total Hotels, Restaurants & Leisure		2,629,006

Household Durables - 0.5%
D.R. Horton, Inc.	103,406	9,344,800
KB Home	31,275	1,273,518
Lennar Corp., Class A	102,948	10,227,884
MDC Holdings, Inc.	51,581	2,609,998
PulteGroup, Inc.	69,873	3,812,970
Toll Brothers, Inc.	29,659	1,714,587

Total Household Durables		28,983,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2021

Investments	Shares	Value
Household Products - 3.6%
Church & Dwight Co., Inc.	71,129	$6,061,613
Clorox Co. (The)	69,261	12,460,747
Energizer Holdings, Inc.	41,320	1,775,934
Procter & Gamble Co. (The)	1,422,577	191,948,315
Spectrum Brands Holdings, Inc.	21,687	1,844,262
WD-40 Co.	2,390	612,533

Total Household Products		214,703,404

Independent Power & Renewable Electricity Producers - 0.0%
Clearway Energy, Inc., Class C	93,551	2,477,230
Ormat Technologies, Inc.(a)	5,975	415,442

Total Independent Power & Renewable Electricity Producers		2,892,672

Industrial Conglomerates - 2.9%
3M Co.	481,202	95,581,153
Carlisle Cos., Inc.	17,520	3,352,978
Honeywell International, Inc.	299,255	65,641,584
Roper Technologies, Inc.	14,342	6,743,608

Total Industrial Conglomerates		171,319,323

Insurance - 2.3%
Allstate Corp. (The)	157,206	20,505,951
Arthur J. Gallagher & Co.	72,888	10,210,151
Assurant, Inc.	29,878	4,666,346
Brown & Brown, Inc.	62,874	3,341,124
Erie Indemnity Co., Class A	17,345	3,353,656
Fidelity National Financial, Inc.	276,520	12,017,559
Globe Life, Inc.	17,710	1,686,878
Hartford Financial Services Group, Inc. (The)	246,459	15,273,064
Marsh & McLennan Cos., Inc.	202,471	28,483,620
Primerica, Inc.	9,529	1,459,271
Progressive Corp. (The)	61,646	6,054,254
Selective Insurance Group, Inc.	18,392	1,492,511
Travelers Cos., Inc. (The)	158,286	23,696,997
W.R. Berkley Corp.	28,319	2,107,783

Total Insurance		134,349,165

Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	225,067	15,801,954

IT Services - 3.4%
Automatic Data Processing, Inc.	205,487	40,813,828
Broadridge Financial Solutions, Inc.	41,326	6,675,389
Cognizant Technology Solutions Corp., Class A	129,685	8,981,983
Fidelity National Information Services, Inc.	134,092	18,996,813
Global Payments, Inc.	28,161	5,281,314
Jack Henry & Associates, Inc.	17,423	2,848,835
MasterCard, Inc., Class A	107,974	39,420,228
MAXIMUS, Inc.	22,171	1,950,383
Paychex, Inc.	220,986	23,711,798
TTEC Holdings, Inc.	7,965	821,112
Visa, Inc., Class A	235,698	55,110,906

Total IT Services		204,612,589

Leisure Products - 0.3%
Hasbro, Inc.	99,735	9,426,952
Polaris, Inc.	43,008	5,890,376

Total Leisure Products		15,317,328

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	47,837	7,070,787
Bio-Techne Corp.	2,776	1,249,922
Bruker Corp.	12,815	973,684
Thermo Fisher Scientific, Inc.	17,427	8,791,398

Total Life Sciences Tools & Services		18,085,791

Machinery - 4.2%
AGCO Corp.	15,709	2,048,139
Allison Transmission Holdings, Inc.	29,874	1,187,193
Altra Industrial Motion Corp.	4,814	313,006
Caterpillar, Inc.	305,908	66,574,758
Cummins, Inc.	90,771	22,130,877
Deere & Co.	92,225	32,528,680
Donaldson Co., Inc.	51,540	3,274,336
Dover Corp.	59,761	9,000,007
Franklin Electric Co., Inc.	6,202	500,005
Graco, Inc.	44,885	3,397,794
Hillenbrand, Inc.	33,621	1,482,014
IDEX Corp.	20,511	4,513,446
Illinois Tool Works, Inc.	175,000	39,123,000
John Bean Technologies Corp.	2,143	305,635
Lincoln Electric Holdings, Inc.	26,792	3,528,774
Nordson Corp.	12,470	2,737,290
Oshkosh Corp.	25,244	3,146,412
PACCAR, Inc.	128,020	11,425,785
Parker-Hannifin Corp.	41,426	12,722,339
Snap-on, Inc.	37,536	8,386,668
Stanley Black & Decker, Inc.	64,211	13,162,613
Toro Co. (The)	31,176	3,425,619
Watts Water Technologies, Inc., Class A	3,073	448,381
Woodward, Inc.	6,077	746,742
Xylem, Inc.	49,304	5,914,508

Total Machinery		252,024,021

Media - 2.1%
Cable One, Inc.	688	1,316,013
Comcast Corp., Class A	2,040,321	116,339,104
News Corp., Class A	177,393	4,571,418
Nexstar Media Group, Inc., Class A	21,389	3,163,005

Total Media		125,389,540

Metals & Mining - 0.5%
Nucor Corp.	212,018	20,338,887
Steel Dynamics, Inc.	136,713	8,148,095
United States Steel Corp.(a)	2,416	57,984
Worthington Industries, Inc.	21,056	1,288,206

Total Metals & Mining		29,833,172

Multiline Retail - 1.0%
Dollar General Corp.	43,815	9,481,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2021

Investments	Shares	Value
Target Corp.	195,947	$47,368,228

Total Multiline Retail		56,849,356

Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	214,533	3,745,746
Diamondback Energy, Inc.	114,361	10,737,354
Pioneer Natural Resources Co.	74,351	12,083,525

Total Oil, Gas & Consumable Fuels		26,566,625

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	42,202	2,544,359

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	50,122	15,942,806

Pharmaceuticals - 13.4%
Bristol-Myers Squibb Co.	1,535,341	102,591,486
Eli Lilly & Co.	406,884	93,388,016
Johnson & Johnson	1,598,342	263,310,861
Merck & Co., Inc.	1,812,175	140,932,850
Pfizer, Inc.	4,711,984	184,521,293
Zoetis, Inc.	55,815	10,401,683

Total Pharmaceuticals		795,146,189

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	49,187	4,189,749
Equifax, Inc.	26,064	6,242,588
Exponent, Inc.	11,213	1,000,312
Insperity, Inc.	14,358	1,297,532
KBR, Inc.(a)	44,172	1,685,162
Leidos Holdings, Inc.	43,238	4,371,362
Robert Half International, Inc.	61,732	5,492,296
Science Applications International Corp.	20,312	1,781,972
TransUnion	15,676	1,721,381
Verisk Analytics, Inc.	23,551	4,114,831

Total Professional Services		31,897,185

Road & Rail - 2.2%
CSX Corp.	655,245	21,020,260
JB Hunt Transport Services, Inc.	22,073	3,596,795
Kansas City Southern	21,882	6,200,702
Landstar System, Inc.	6,277	991,892
Norfolk Southern Corp.	100,664	26,717,232
Old Dominion Freight Line, Inc.	9,935	2,521,503
Union Pacific Corp.	316,804	69,674,704
Werner Enterprises, Inc.	8,544	380,379

Total Road & Rail		131,103,467

Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.(a)	145,422	25,035,851
Applied Materials, Inc.	204,062	29,058,429
Brooks Automation, Inc.	11,227	1,069,708
CMC Materials, Inc.	7,759	1,169,592
Entegris, Inc.	11,646	1,432,109
Intel Corp.	2,428,822	136,354,067
KLA Corp.	48,751	15,805,562
Lam Research Corp.	34,147	22,219,453
Microchip Technology, Inc.	58,346	8,736,730
MKS Instruments, Inc.	8,143	1,449,047
Monolithic Power Systems, Inc.	7,332	2,738,135
NVIDIA Corp.	17,318	13,856,132
Power Integrations, Inc.	4,541	372,634
QUALCOMM, Inc.	450,032	64,323,074
Skyworks Solutions, Inc.	53,208	10,202,634
Teradyne, Inc.	14,936	2,000,826
Texas Instruments, Inc.	520,762	100,142,533
Universal Display Corp.	2,732	607,406

Total Semiconductors & Semiconductor Equipment		436,573,922

Software - 7.3%
Citrix Systems, Inc.	24,323	2,852,358
Dolby Laboratories, Inc., Class A	16,526	1,624,341
Intuit, Inc.	38,318	18,782,334
Microsoft Corp.	1,168,738	316,611,124
NortonLifeLock, Inc.	342,758	9,329,873
Oracle Corp.	1,065,124	82,909,252

Total Software		432,109,282

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	8,852	1,815,899
Best Buy Co., Inc.	136,219	15,662,461
Dick’s Sporting Goods, Inc.(a)	43,266	4,334,821
Foot Locker, Inc.	30,225	1,862,767
Lithia Motors, Inc.	3,135	1,077,311
Lowe’s Cos., Inc.	274,602	53,264,550
Murphy USA, Inc.	3,587	478,398
Penske Automotive Group, Inc.	62,055	4,684,532
Tractor Supply Co.	34,864	6,486,796
Williams-Sonoma, Inc.	40,296	6,433,256

Total Specialty Retail		96,100,791

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	2,031,545	278,240,403
NetApp, Inc.	148,000	12,109,360

Total Technology Hardware, Storage & Peripherals		290,349,763

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	388,183	7,247,377
NIKE, Inc., Class B	248,043	38,320,163

Total Textiles, Apparel & Luxury Goods		45,567,540

Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	143,459	1,951,042
PennyMac Financial Services, Inc.	13,612	840,133

Total Thrifts & Mortgage Finance		2,791,175

Tobacco - 3.0%
Altria Group, Inc.	3,681,559	175,536,733

Trading Companies & Distributors - 0.5%
Air Lease Corp.	39,897	1,665,301
Fastenal Co.	291,086	15,136,472
GATX Corp.	16,190	1,432,329
MSC Industrial Direct Co., Inc., Class A	36,603	3,284,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2021

Investments	Shares	Value
W.W. Grainger, Inc.	20,552	$9,001,776

Total Trading Companies & Distributors		30,520,265

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $4,569,154,992)		5,925,723,193
Other Assets less Liabilities - 0.2%		9,406,689

NET ASSETS - 100.0%		$5,935,129,882

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,333,375 and the total market value of the collateral held by the Fund was $28,834,167, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,925,723,193	$—	$—	$5,925,723,193

Total Investments in Securities	$5,925,723,193	$—	$—	$5,925,723,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	2,144	$451,848
Lockheed Martin Corp.	939	355,271

Total Aerospace & Defense		807,119

Auto Components - 0.5%
Gentex Corp.	10,386	343,673

Banks - 5.0%
Bank of America Corp.	12,149	500,903
Citigroup, Inc.	6,051	428,108
East West Bancorp, Inc.	8,310	595,744
JPMorgan Chase & Co.	2,379	370,030
People’s United Financial, Inc.	62,337	1,068,456
U.S. Bancorp	3,307	188,400
Western Alliance Bancorp	2,299	213,462

Total Banks		3,365,103

Biotechnology - 3.3%
Amgen, Inc.	1,957	477,019
Biogen, Inc.*	560	193,911
Gilead Sciences, Inc.	8,191	564,032
Halozyme Therapeutics, Inc.*(a)	9,626	437,117
Regeneron Pharmaceuticals, Inc.*	983	549,045

Total Biotechnology		2,221,124

Building Products - 2.5%
A.O. Smith Corp.	7,105	511,986
Masco Corp.	7,841	461,913
Owens Corning	6,813	666,993

Total Building Products		1,640,892

Capital Markets - 7.6%
Ameriprise Financial, Inc.	2,431	605,027
CBOE Global Markets, Inc.	4,508	536,678
Goldman Sachs Group, Inc. (The)	2,542	964,765
Jefferies Financial Group, Inc.	18,484	632,153
LPL Financial Holdings, Inc.	3,250	438,685
Morgan Stanley	7,968	730,586
Raymond James Financial, Inc.	3,456	448,934
SEI Investments Co.	2,641	163,663
T. Rowe Price Group, Inc.	2,787	551,742

Total Capital Markets		5,072,233

Chemicals - 1.1%
Celanese Corp.	4,786	725,558

Communications Equipment - 3.5%
Cisco Systems, Inc.	13,738	728,114
Juniper Networks, Inc.	36,772	1,005,714
Lumentum Holdings, Inc.*(a)	2,922	239,692
Motorola Solutions, Inc.	1,556	337,418

Total Communications Equipment		2,310,938

Consumer Finance - 2.4%
Credit Acceptance Corp.*(a)	2,161	981,332
Synchrony Financial	12,358	599,610

Total Consumer Finance		1,580,942

Containers & Packaging - 0.4%
Sonoco Products Co.	4,052	271,079

Diversified Consumer Services - 0.8%
Service Corp. International	9,957	533,596

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	2,647	735,654
Voya Financial, Inc.	8,542	525,333

Total Diversified Financial Services		1,260,987

Diversified Telecommunication Services - 2.1%
Lumen Technologies, Inc.	78,494	1,066,734
Verizon Communications, Inc.	5,414	303,346

Total Diversified Telecommunication Services		1,370,080

Electric Utilities - 1.4%
NRG Energy, Inc.	16,184	652,215
Pinnacle West Capital Corp.	3,829	313,863

Total Electric Utilities		966,078

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc.*	5,627	640,521

Energy Equipment & Services - 0.5%
Baker Hughes Co.	13,840	316,521

Equity Real Estate Investment Trusts (REITs) - 5.3%
Essex Property Trust, Inc.	1,567	470,116
Gaming and Leisure Properties, Inc.	12,063	558,879
Kimco Realty Corp.	27,196	567,037
National Retail Properties, Inc.	18,231	854,669
Simon Property Group, Inc.	8,536	1,113,777

Total Equity Real Estate Investment Trusts (REITs)		3,564,478

Food & Staples Retailing - 0.8%
Kroger Co. (The)	14,733	564,421

Food Products - 0.8%
J.M. Smucker Co. (The)	2,095	271,449
Tyson Foods, Inc., Class A	3,769	278,002

Total Food Products		549,451

Gas Utilities - 0.7%
UGI Corp.	9,439	437,120

Health Care Equipment & Supplies - 0.4%
Hologic, Inc.*	3,515	234,521

Health Care Providers & Services - 4.5%
Anthem, Inc.	772	294,750
DaVita, Inc.*	8,920	1,074,235
Humana, Inc.	1,379	610,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2021

Investments	Shares	Value
McKesson Corp.	1,457	$278,637
Molina Healthcare, Inc.*	1,632	412,994
Universal Health Services, Inc., Class B	2,317	339,278

Total Health Care Providers & Services		3,010,405

Health Care Technology - 0.5%
Cerner Corp.	4,586	358,442

Hotels, Restaurants & Leisure - 0.7%
Domino’s Pizza, Inc.	1,072	500,077

Household Durables - 3.3%
Newell Brands, Inc.	17,067	468,831
Tempur Sealy International, Inc.	14,417	565,002
Toll Brothers, Inc.	14,941	863,739
Whirlpool Corp.	1,448	315,693

Total Household Durables		2,213,265

Household Products - 0.9%
Kimberly-Clark Corp.	2,420	323,747
Procter & Gamble Co. (The)	2,073	279,710

Total Household Products		603,457

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	1,748	334,532

Insurance - 4.8%
Aflac, Inc.	12,895	691,946
Allstate Corp. (The)	7,798	1,017,171
Assurant, Inc.	3,187	497,746
Old Republic International Corp.	23,091	575,197
Travelers Cos., Inc. (The)	2,957	442,692

Total Insurance		3,224,752

Internet & Direct Marketing Retail - 2.0%
eBay, Inc.	19,419	1,363,408

IT Services - 2.7%
Cognizant Technology Solutions Corp., Class A	7,393	512,039
FleetCor Technologies, Inc.*	1,692	433,253
GoDaddy, Inc., Class A*	3,587	311,926
VeriSign, Inc.*	1,085	247,044
Western Union Co. (The)	14,463	332,215

Total IT Services		1,836,477

Leisure Products - 0.8%
Brunswick Corp.	5,685	566,340

Life Sciences Tools & Services - 1.4%
Waters Corp.*	2,716	938,677

Machinery - 1.3%
Illinois Tool Works, Inc.	1,508	337,129
Lincoln Electric Holdings, Inc.	4,092	538,957

Total Machinery		876,086

Media - 4.8%
Altice USA, Inc., Class A*	23,846	814,102
Charter Communications, Inc., Class A*	740	533,873
Discovery, Inc., Class A*(a)	20,875	640,445
Fox Corp., Class A	17,331	643,500
Sirius XM Holdings, Inc.(a)	83,990	549,295

Total Media		3,181,215

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	3,254	491,029

Multi-Utilities - 1.3%
Dominion Energy, Inc.	7,838	576,642
Public Service Enterprise Group, Inc.	4,654	278,030

Total Multi-Utilities		854,672

Multiline Retail - 0.4%
Dollar General Corp.	1,338	289,530

Oil, Gas & Consumable Fuels - 5.7%
Diamondback Energy, Inc.	10,423	978,616
Exxon Mobil Corp.	8,949	564,503
Kinder Morgan, Inc.	39,162	713,923
Pioneer Natural Resources Co.	970	157,644
Targa Resources Corp.	14,329	636,924
Williams Cos., Inc. (The)	27,388	727,151

Total Oil, Gas & Consumable Fuels		3,778,761

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	10,678	713,504
Merck & Co., Inc.	3,853	299,648
Organon & Co.*	274	8,291

Total Pharmaceuticals		1,021,443

Professional Services - 1.3%
Booz Allen Hamilton Holding Corp.	3,321	282,883
Robert Half International, Inc.	6,553	583,020

Total Professional Services		865,903

Road & Rail - 1.0%
Kansas City Southern	2,324	658,552

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	6,173	346,552
KLA Corp.	1,040	337,179
Lam Research Corp.	1,304	848,513
Texas Instruments, Inc.	2,574	494,980
Xilinx, Inc.	1,791	259,050

Total Semiconductors & Semiconductor Equipment		2,286,274

Software - 3.5%
Citrix Systems, Inc.	2,837	332,695
Dropbox, Inc., Class A*	10,916	330,864
Fortinet, Inc.*	3,368	802,224
Oracle Corp.	10,965	853,515

Total Software		2,319,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2021

Investments	Shares	Value
Specialty Retail - 5.1%
AutoNation, Inc.*	6,356	$602,612
AutoZone, Inc.*	320	477,511
Best Buy Co., Inc.	4,891	562,367
Home Depot, Inc. (The)	1,033	329,413
Lowe’s Cos., Inc.	2,938	569,884
O’Reilly Automotive, Inc.*	737	417,297
Williams-Sonoma, Inc.	2,837	452,927

Total Specialty Retail		3,412,011

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	5,595	766,291
HP, Inc.	15,149	457,348
NetApp, Inc.	5,212	426,446

Total Technology Hardware, Storage & Peripherals		1,650,085

Tobacco - 2.1%
Altria Group, Inc.	17,310	825,341
Philip Morris International, Inc.	5,907	585,442

Total Tobacco		1,410,783

TOTAL COMMON STOCKS (Cost: $54,450,517)		66,821,909

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(b) (Cost: $742,430)	742,430	742,430

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $55,192,947)		67,564,339
Other Assets less Liabilities - (1.0)%		(677,796)

NET ASSETS - 100.0%		$66,886,543

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,159,966 and the total market value of the collateral held by the Fund was $2,215,202. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,472,772.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$66,821,909	$—	$—	$66,821,909
Investment of Cash Collateral for Securities Loaned	—	742,430	—	742,430

Total Investments in Securities	$66,821,909	$742,430	$—	$67,564,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.3%

Aerospace & Defense - 0.6%
Kaman Corp.	56,309	$2,837,974
Maxar Technologies, Inc.	9,844	392,972
Moog, Inc., Class A	53,201	4,472,076
National Presto Industries, Inc.	12,995	1,320,942
Park Aerospace Corp.	97,503	1,452,795

Total Aerospace & Defense		10,476,759

Air Freight & Logistics - 0.2%
Forward Air Corp.	47,488	4,262,048

Auto Components - 0.5%
Patrick Industries, Inc.	58,166	4,246,118
Standard Motor Products, Inc.	95,490	4,139,491

Total Auto Components		8,385,609

Automobiles - 0.2%
Winnebago Industries, Inc.(a)	43,086	2,928,125

Banks - 16.3%
1st Constitution Bancorp	5,354	110,774
1st Source Corp.	40,273	1,871,084
ACNB Corp.	13,662	381,306
Allegiance Bancshares, Inc.	9,412	361,797
Altabancorp	22,687	982,574
Amalgamated Financial Corp.	48,642	760,274
American National Bankshares, Inc.	21,051	654,476
Ameris Bancorp	63,528	3,216,423
Ames National Corp.	25,814	632,701
Arrow Financial Corp.	29,821	1,072,065
Associated Banc-Corp.	388,046	7,947,182
Atlantic Union Bankshares Corp.	139,884	5,066,598
Auburn National BanCorp, Inc.	5,629	199,604
BancFirst Corp.	45,436	2,836,569
BancorpSouth Bank	165,786	4,696,717
Bank First Corp.	6,093	425,109
Bank of Commerce Holdings(a)	19,747	296,600
Bank of Marin Bancorp(a)	17,623	562,174
Bank of Princeton (The)	9,400	269,498
Bank7 Corp.	21,618	372,911
BankFinancial Corp.	42,590	487,230
BankUnited, Inc.	152,079	6,492,253
Bankwell Financial Group, Inc.	15,468	427,536
Banner Corp.	74,469	4,036,965
Bar Harbor Bankshares	32,676	935,187
BCB Bancorp, Inc.	50,190	675,056
Berkshire Hills Bancorp, Inc.	82,068	2,249,484
Brookline Bancorp, Inc.	176,879	2,644,341
Bryn Mawr Bank Corp.	43,231	1,823,916
Business First Bancshares, Inc.(a)	25,379	582,448
Byline Bancorp, Inc.	9,514	215,302
C&F Financial Corp.	5,677	289,527
Cadence BanCorp	153,314	3,201,196
Cambridge Bancorp	15,116	1,254,477
Camden National Corp.	32,451	1,549,860
Capital City Bank Group, Inc.(a)	20,593	531,093
Capstar Financial Holdings, Inc.	24,042	492,861
Cathay General Bancorp	188,803	7,431,286
CB Financial Services, Inc.	10,957	242,698
CBTX, Inc.	29,394	802,750
Central Pacific Financial Corp.	78,218	2,038,361
Central Valley Community Bancorp(a)	21,350	430,203
Century Bancorp, Inc., Class A	1,031	117,534
Chemung Financial Corp.	7,597	336,623
ChoiceOne Financial Services, Inc.	7,710	186,736
Citizens & Northern Corp.(a)	54,526	1,335,887
Citizens Holding Co.	7,666	141,514
City Holding Co.	45,744	3,441,779
Civista Bancshares, Inc.	20,843	460,630
CNB Financial Corp.	30,057	685,901
Codorus Valley Bancorp, Inc.(a)	20,493	410,680
Colony Bankcorp, Inc.	7,995	142,791
Columbia Banking System, Inc.	138,745	5,350,007
Community Financial Corp. (The)	9,279	320,126
Community Trust Bancorp, Inc.	41,583	1,679,122
ConnectOne Bancorp, Inc.	34,470	902,080
County Bancorp, Inc.	7,168	243,425
CVB Financial Corp.	287,247	5,914,416
Dime Community Bancshares, Inc.	95,068	3,196,186
Eagle Bancorp Montana, Inc.	6,308	145,084
Eagle Bancorp, Inc.	40,926	2,295,130
Enterprise Bancorp, Inc.	20,458	670,000
Enterprise Financial Services Corp.(a)	34,341	1,593,079
Evans Bancorp, Inc.	13,121	486,789
Farmers & Merchants Bancorp, Inc.	24,409	532,604
Farmers National Banc Corp.	67,557	1,047,809
FB Financial Corp.	25,105	936,919
Fidelity D&D Bancorp, Inc.(a)	4,432	239,771
Financial Institutions, Inc.	47,988	1,439,640
First Bancorp	38,280	1,566,035
First Bancorp, Inc. (The)	37,758	1,111,973
First Bancshares, Inc. (The)(a)	18,383	688,076
First Bank	11,095	150,226
First Busey Corp.	134,231	3,310,136
First Business Financial Services, Inc.	18,114	490,346
First Capital, Inc.	3,755	162,817
First Choice Bancorp	39,138	1,191,752
First Commonwealth Financial Corp.	232,538	3,271,810
First Community Bankshares, Inc.	43,597	1,301,370
First Community Corp.(a)	8,660	174,932
First Financial Bancorp	297,136	7,021,324
First Financial Corp.	28,915	1,180,310
First Financial Northwest, Inc.(a)	19,555	296,258
First Foundation, Inc.	36,986	832,555
First Internet Bancorp	8,086	250,504
First Interstate BancSystem, Inc., Class A	90,431	3,782,729
First Merchants Corp.	91,827	3,826,431
First Mid Bancshares, Inc.(a)	26,693	1,081,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
First Northwest Bancorp(a)	8,185	$143,647
First of Long Island Corp. (The)	62,452	1,325,856
First Savings Financial Group, Inc.	961	70,307
First United Corp.	18,215	317,487
Flushing Financial Corp.	106,437	2,280,945
FNCB Bancorp, Inc.	24,486	178,013
Franklin Financial Services Corp.	8,756	279,667
Fulton Financial Corp.	364,400	5,750,232
German American Bancorp, Inc.	53,408	1,986,778
Great Southern Bancorp, Inc.	21,363	1,151,466
Guaranty Bancshares, Inc.	24,106	821,291
HarborOne Bancorp, Inc.	24,131	346,039
Hawthorn Bancshares, Inc.	6,537	149,904
HBT Financial, Inc.	82,089	1,429,170
Heartland Financial USA, Inc.	40,218	1,889,844
Heritage Commerce Corp.	214,418	2,386,472
Heritage Financial Corp.	72,803	1,821,531
Hilltop Holdings, Inc.(a)	108,272	3,941,101
Hope Bancorp, Inc.	370,563	5,254,583
Horizon Bancorp, Inc.	81,073	1,413,102
Independent Bank Corp.	109,535	4,945,939
Independent Bank Group, Inc.	49,110	3,633,158
International Bancshares Corp.	114,205	4,903,963
Investar Holding Corp.	5,565	127,383
Investors Bancorp, Inc.	674,681	9,620,951
Lakeland Bancorp, Inc.	106,412	1,860,082
Lakeland Financial Corp.	48,678	3,000,512
Landmark Bancorp, Inc.	8,979	242,523
LCNB Corp.	37,962	621,438
Level One Bancorp, Inc.	7,207	196,751
Live Oak Bancshares, Inc.	8,740	515,660
Macatawa Bank Corp.	97,363	851,926
Mackinac Financial Corp.	33,346	658,917
Mercantile Bank Corp.	39,292	1,186,618
Meridian Corp.	7,132	187,215
Metrocity Bankshares, Inc.(a)	65,125	1,140,339
Mid Penn Bancorp, Inc.(a)	13,009	357,097
Middlefield Banc Corp.	9,929	234,324
Midland States Bancorp, Inc.	78,258	2,055,838
MidWestOne Financial Group, Inc.	32,234	927,372
MVB Financial Corp.	16,979	724,324
National Bank Holdings Corp., Class A	43,877	1,655,918
National Bankshares, Inc.	14,028	491,120
NBT Bancorp, Inc.	83,515	3,004,035
Northeast Bank (a)	7,289	217,722
Northrim Bancorp, Inc.	26,685	1,140,784
Norwood Financial Corp.	16,479	428,454
Oak Valley Bancorp	3,542	64,358
OceanFirst Financial Corp.	133,706	2,786,433
Ohio Valley Banc Corp.	4,334	105,966
Old National Bancorp	325,928	5,739,592
Old Second Bancorp, Inc.	4,600	57,040
Origin Bancorp, Inc.	22,244	944,480
Orrstown Financial Services, Inc.	28,617	660,194
Park National Corp.(a)	37,577	4,412,291
Parke Bancorp, Inc.	20,861	408,041
PCB Bancorp	44,165	711,057
Peapack-Gladstone Financial Corp.	8,766	272,360
Penns Woods Bancorp, Inc.	17,568	418,470
Peoples Bancorp of North Carolina, Inc.	10,281	265,250
Peoples Bancorp, Inc.	59,753	1,769,884
Peoples Financial Services Corp.(a)	14,054	598,700
Plumas Bancorp	6,848	219,341
Preferred Bank	21,937	1,387,954
Premier Financial Bancorp, Inc.	29,784	501,860
Primis Financial Corp.	60,937	929,899
QCR Holdings, Inc.	6,313	303,592
RBB Bancorp	38,802	939,784
Red River Bancshares, Inc.(a)	3,080	155,571
Reliant Bancorp, Inc.	17,413	482,862
Renasant Corp.(a)	86,738	3,469,520
Republic Bancorp, Inc., Class A(a)	33,430	1,542,126
Richmond Mutual BanCorp, Inc.	11,577	172,497
Salisbury Bancorp, Inc.	10,907	554,076
Sandy Spring Bancorp, Inc.	101,970	4,499,936
SB Financial Group, Inc.(a)	7,418	137,233
ServisFirst Bancshares, Inc.	79,840	5,427,523
Shore Bancshares, Inc.	21,691	363,324
Sierra Bancorp	39,021	993,084
Simmons First National Corp., Class A	203,963	5,984,274
SmartFinancial, Inc.	6,371	152,968
South Plains Financial, Inc.	13,685	316,534
Southside Bancshares, Inc.(a)	76,382	2,920,084
Spirit of Texas Bancshares, Inc.	9,212	210,402
Stock Yards Bancorp, Inc.	48,190	2,452,389
Summit Financial Group, Inc.	24,753	544,814
Tompkins Financial Corp.(a)	24,434	1,895,101
Towne Bank	131,924	4,013,128
TriCo Bancshares	43,211	1,839,924
Trustmark Corp.	125,958	3,879,506
Union Bankshares, Inc.(a)	16,064	581,517
United Community Banks, Inc.	133,042	4,258,674
United Security Bancshares	52,691	430,485
Unity Bancorp, Inc.	8,765	193,268
Univest Financial Corp.	61,918	1,632,778
Veritex Holdings, Inc.	85,480	3,026,847
Washington Trust Bancorp, Inc.	44,181	2,268,694
WesBanco, Inc.	164,715	5,868,795
West Bancorp, Inc.(a)	52,841	1,466,338
Westamerica BanCorp	72,386	4,200,560

Total Banks		304,792,821

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	6,185	2,487,174
MGP Ingredients, Inc.(a)	26,066	1,763,104

Total Beverages		4,250,278

Building Products - 0.7%
Apogee Enterprises, Inc.	105,715	4,305,772
CSW Industrials, Inc.	16,394	1,942,033
Griffon Corp.	134,064	3,436,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
Insteel Industries, Inc.	20,243	$650,813
Quanex Building Products Corp.	75,717	1,880,810

Total Building Products		12,215,488

Capital Markets - 2.6%
B. Riley Financial, Inc.	90,788	6,854,494
BGC Partners, Inc., Class A(a)	198,756	1,126,946
Brightsphere Investment Group, Inc.	21,520	504,214
Cowen, Inc., Class A	28,354	1,163,932
Federated Hermes, Inc., Class B(a)	209,259	7,095,973
GAMCO Investors, Inc., Class A	11,305	283,755
GCM Grosvenor, Inc., Class A	867,292	9,037,183
Greenhill & Co., Inc.	17,930	278,991
Hamilton Lane, Inc., Class A	51,274	4,672,087
Moelis & Co., Class A	164,192	9,340,883
Oppenheimer Holdings, Inc., Class A	17,593	894,428
Piper Sandler Cos.	22,491	2,913,934
PJT Partners, Inc., Class A	5,593	399,228
Pzena Investment Management, Inc., Class A	14,445	159,039
Silvercrest Asset Management Group, Inc., Class A(a)	23,949	360,193
Value Line, Inc.	16,601	514,631
Victory Capital Holdings, Inc., Class A	10,382	335,235
Virtus Investment Partners, Inc.	7,336	2,037,721

Total Capital Markets		47,972,867

Chemicals - 2.9%
Cabot Corp.	285,408	16,248,277
Chase Corp.	11,068	1,135,688
FutureFuel Corp.	116,634	1,119,686
H.B. Fuller Co.	146,447	9,315,494
Hawkins, Inc.	86,426	2,830,452
Innospec, Inc.	45,294	4,104,089
Kronos Worldwide, Inc.	649,492	9,300,725
Minerals Technologies, Inc.	18,431	1,449,967
Stepan Co.	52,382	6,299,983
Tredegar Corp.	106,676	1,468,929
Valhi, Inc.(a)	49,180	1,196,549

Total Chemicals		54,469,839

Commercial Services & Supplies - 5.3%
ABM Industries, Inc.	184,026	8,161,553
ACCO Brands Corp.	431,974	3,727,936
Acme United Corp.	12,916	575,537
Brady Corp., Class A	133,790	7,497,592
CompX International, Inc.	19,711	409,397
Covanta Holding Corp.	487,589	8,586,442
Deluxe Corp.(a)	276,121	13,190,300
Ennis, Inc.	205,257	4,417,131
Healthcare Services Group, Inc.	373,690	11,797,393
Herman Miller, Inc.	174,214	8,212,448
HNI Corp.	209,182	9,197,733
Interface, Inc.	53,641	820,707
Kimball International, Inc., Class B	176,381	2,319,410
Matthews International Corp., Class A	147,263	5,295,577
Pitney Bowes, Inc.	901,183	7,903,375
Steelcase, Inc., Class A	419,826	6,343,571
VSE Corp.	14,633	724,480

Total Commercial Services & Supplies		99,180,582

Communications Equipment - 0.3%
ADTRAN, Inc.	179,543	3,707,563
Comtech Telecommunications Corp.	82,365	1,989,938
PCTEL, Inc.*	72,059	471,987

Total Communications Equipment		6,169,488

Construction & Engineering - 0.9%
Arcosa, Inc.	28,673	1,684,252
Argan, Inc.	52,318	2,500,277
Comfort Systems USA, Inc.	71,799	5,657,043
Granite Construction, Inc.	135,333	5,620,380
Primoris Services Corp.	67,414	1,983,994

Total Construction & Engineering		17,445,946

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	4,673	649,968

Consumer Finance - 1.1%
Curo Group Holdings Corp.(a)	51,629	877,693
FirstCash, Inc.	35,936	2,746,948
Navient Corp.	724,910	14,012,510
Nelnet, Inc., Class A	21,458	1,614,285
Regional Management Corp.	27,964	1,301,445

Total Consumer Finance		20,552,881

Containers & Packaging - 1.2%
Greif, Inc., Class A(a)	324,672	19,658,890
Myers Industries, Inc.	158,168	3,321,528

Total Containers & Packaging		22,980,418

Distributors - 0.4%
Core-Mark Holding Co., Inc.(a)	114,393	5,148,829
Educational Development Corp.	49,136	612,726
Weyco Group, Inc.	53,787	1,203,215

Total Distributors		6,964,770

Diversified Consumer Services - 0.8%
Carriage Services, Inc.	51,671	1,910,277
Graham Holdings Co., Class B	7,733	4,901,948
Strategic Education, Inc.	92,965	7,070,918

Total Diversified Consumer Services		13,883,143

Diversified Financial Services - 0.1%
Alerus Financial Corp.(a)	33,460	970,674
Marlin Business Services Corp.	22,272	506,911

Total Diversified Financial Services		1,477,585

Diversified Telecommunication Services - 0.1%
ATN International, Inc.	32,515	1,479,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
Electric Utilities - 1.2%
Genie Energy Ltd., Class B(a)	215,442	$1,361,593
MGE Energy, Inc.	112,880	8,402,787
Otter Tail Corp.	211,070	10,302,327
Spark Energy, Inc., Class A(a)	240,351	2,723,177

Total Electric Utilities		22,789,884

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	9,236	318,919
AZZ, Inc.	58,507	3,029,492
Encore Wire Corp.	6,750	511,583
GrafTech International Ltd.	164,399	1,910,316
LSI Industries, Inc.	153,552	1,229,952
Powell Industries, Inc.(a)	58,340	1,805,623
Preformed Line Products Co.	10,809	802,028

Total Electrical Equipment		9,607,913

Electronic Equipment, Instruments & Components - 1.4%
Badger Meter, Inc.	53,154	5,215,470
Bel Fuse, Inc., Class B	23,507	338,501
Belden, Inc.	34,449	1,742,086
Benchmark Electronics, Inc.	137,700	3,918,942
CTS Corp.	33,804	1,256,157
Methode Electronics, Inc.	68,546	3,373,149
PC Connection, Inc.(a)	30,359	1,404,711
Vishay Intertechnology, Inc.	393,281	8,868,486

Total Electronic Equipment, Instruments & Components		26,117,502

Energy Equipment & Services - 1.0%
Archrock, Inc.	1,456,475	12,977,192
Cactus, Inc., Class A	95,665	3,512,819
Solaris Oilfield Infrastructure, Inc., Class A(a)	205,046	1,997,148

Total Energy Equipment & Services		18,487,159

Entertainment - 0.6%
Warner Music Group Corp., Class A(a)	192,133	6,924,473
World Wrestling Entertainment, Inc., Class A	77,592	4,491,801

Total Entertainment		11,416,274

Equity Real Estate Investment Trusts (REITs) - 9.3%
Alexander’s, Inc.	16,496	4,420,103
Alpine Income Property Trust, Inc.(a)	19,891	378,327
American Assets Trust, Inc.	107,402	4,005,021
Armada Hoffler Properties, Inc.	130,377	1,732,710
Bluerock Residential Growth REIT, Inc.	83,731	851,544
Brandywine Realty Trust	586,359	8,038,982
Brookfield Property REIT, Inc., Class A	173,992	3,286,709
BRT Apartments Corp.	53,974	935,909
CareTrust REIT, Inc.	225,674	5,242,407
CatchMark Timber Trust, Inc., Class A	155,535	1,819,760
Centerspace	35,891	2,831,800
CIM Commercial Trust Corp.	12,487	111,759
Clipper Realty, Inc.	73,648	541,313
Columbia Property Trust, Inc.	357,532	6,217,481
Community Healthcare Trust, Inc.	45,605	2,164,413
CTO Realty Growth, Inc.(a)	20,114	1,076,501
Diversified Healthcare Trust	148,091	619,020
Easterly Government Properties, Inc.	206,013	4,342,754
Essential Properties Realty Trust, Inc.	245,894	6,648,974
Farmland Partners, Inc.	52,566	633,420
Four Corners Property Trust, Inc.	248,531	6,861,941
Getty Realty Corp.	179,358	5,587,002
Gladstone Commercial Corp.	151,386	3,415,268
Gladstone Land Corp.(a)	53,502	1,287,258
Global Medical REIT, Inc.	146,629	2,164,244
Independence Realty Trust, Inc.	184,785	3,368,631
Indus Realty Trust, Inc.(a)	2,456	161,236
Industrial Logistics Properties Trust	287,187	7,507,068
iStar, Inc.(a)	114,569	2,375,015
Kite Realty Group Trust	99,574	2,191,624
LTC Properties, Inc.(a)	120,853	4,639,547
Monmouth Real Estate Investment Corp.	228,847	4,284,016
National Storage Affiliates Trust	219,478	11,096,808
NETSTREIT Corp.	67,604	1,558,948
New Senior Investment Group, Inc.	210,148	1,845,099
NexPoint Residential Trust, Inc.	60,960	3,351,581
Office Properties Income Trust	231,309	6,779,667
One Liberty Properties, Inc.(a)	82,918	2,354,042
Paramount Group, Inc.	494,594	4,980,562
Piedmont Office Realty Trust, Inc., Class A	339,154	6,264,174
Plymouth Industrial REIT, Inc.	85,014	1,701,980
Postal Realty Trust, Inc., Class A(a)	22,596	412,151
Retail Properties of America, Inc., Class A	58,573	670,661
Retail Value, Inc.	76,624	1,666,572
Saul Centers, Inc.	72,039	3,274,173
SITE Centers Corp.	203,754	3,068,535
UMH Properties, Inc.	109,214	2,383,049
Uniti Group, Inc.(a)	657,440	6,962,290
Universal Health Realty Income Trust	26,598	1,637,107
Urstadt Biddle Properties, Inc., Class A	63,289	1,226,541
Washington Real Estate Investment Trust(a)	221,002	5,083,046
Weingarten Realty Investors	213,787	6,856,149

Total Equity Real Estate Investment Trusts (REITs)		172,914,892

Food & Staples Retailing - 1.5%
Andersons, Inc. (The)	153,585	4,688,950
Ingles Markets, Inc., Class A	52,653	3,068,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
Natural Grocers by Vitamin Cottage, Inc.(a)	94,631	$1,016,337
PriceSmart, Inc.	55,200	5,023,752
SpartanNash Co.	238,345	4,602,442
Village Super Market, Inc., Class A	71,768	1,687,266
Weis Markets, Inc.(a)	152,581	7,882,334

Total Food & Staples Retailing		27,969,171

Food Products - 2.3%
Alico, Inc.	17,057	607,229
B&G Foods, Inc.	937,406	30,746,917
Calavo Growers, Inc.	40,885	2,592,927
John B. Sanfilippo & Son, Inc.	18,222	1,613,922
Limoneira Co.	59,829	1,049,999
Tootsie Roll Industries, Inc.(a)	109,038	3,697,479
Utz Brands, Inc.(a)	93,632	2,040,241

Total Food Products		42,348,714

Gas Utilities - 2.1%
Chesapeake Utilities Corp.(a)	64,840	7,802,197
Northwest Natural Holding Co.	180,014	9,454,335
RGC Resources, Inc.	45,730	1,152,854
South Jersey Industries, Inc.	796,696	20,658,327

Total Gas Utilities		39,067,713

Health Care Equipment & Supplies - 0.3%
Atrion Corp.	2,806	1,742,329
LeMaitre Vascular, Inc.	31,037	1,893,878
Mesa Laboratories, Inc.(a)	1,435	389,129
Utah Medical Products, Inc.(a)	5,844	496,974

Total Health Care Equipment & Supplies		4,522,310

Health Care Providers & Services - 1.1%
National HealthCare Corp.	72,700	5,081,730
Owens & Minor, Inc.	7,047	298,300
Patterson Cos., Inc.	479,675	14,577,323

Total Health Care Providers & Services		19,957,353

Health Care Technology - 0.0%
Simulations Plus, Inc.(a)	14,213	780,436

Hotels, Restaurants & Leisure - 0.9%
Jack in the Box, Inc.	61,413	6,843,864
Nathan’s Famous, Inc.	11,790	840,863
Papa John’s International, Inc.	78,434	8,191,647
RCI Hospitality Holdings, Inc.	12,304	814,525

Total Hotels, Restaurants & Leisure		16,690,899

Household Durables - 0.8%
Bassett Furniture Industries, Inc.	36,005	876,722
Ethan Allen Interiors, Inc.	202,898	5,599,985
Flexsteel Industries, Inc.	10,662	430,638
Hamilton Beach Brands Holding Co., Class A(a)	32,436	722,350
Hooker Furniture Corp.	45,864	1,588,729
La-Z-Boy, Inc.	148,780	5,510,811
Lifetime Brands, Inc.	47,320	708,380

Total Household Durables		15,437,615

Household Products - 0.1%
Ocean Bio-Chem, Inc.(a)	11,781	143,728
Oil-Dri Corp. of America(a)	37,540	1,283,117

Total Household Products		1,426,845

Insurance - 2.6%
American Equity Investment Life Holding Co.	64,125	2,072,520
American National Group, Inc.(a)	57,585	8,554,252
AMERISAFE, Inc.	33,291	1,987,140
Crawford & Co., Class A	50,744	460,248
Donegal Group, Inc., Class A	96,816	1,410,609
Employers Holdings, Inc.	54,733	2,342,572
HCI Group, Inc.(a)	21,410	2,128,796
Heritage Insurance Holdings, Inc.	53,539	459,365
Horace Mann Educators Corp.	68,933	2,579,473
Independence Holding Co.	9,966	461,625
Investors Title Co.(a)	2,685	468,882
Mercury General Corp.	258,229	16,771,974
National Western Life Group, Inc., Class A	314	70,458
Safety Insurance Group, Inc.	59,495	4,657,269
Stewart Information Services Corp.	58,999	3,344,653
Tiptree, Inc.	74,148	689,576

Total Insurance		48,459,412

Internet & Direct Marketing Retail - 0.6%
PetMed Express, Inc.(a)	116,191	3,700,684
Shutterstock, Inc.	82,249	8,074,384

Total Internet & Direct Marketing Retail		11,775,068

IT Services - 0.9%
Cass Information Systems, Inc.(a)	50,155	2,043,816
CSG Systems International, Inc.	161,414	7,615,513
Hackett Group, Inc. (The)	128,815	2,321,246
Switch, Inc., Class A(a)	229,201	4,838,433

Total IT Services		16,819,008

Leisure Products - 1.2%
Clarus Corp.	54,697	1,405,713
Escalade, Inc.(a)	82,186	1,886,169
Johnson Outdoors, Inc., Class A	10,737	1,299,177
Marine Products Corp.(a)	105,805	1,633,629
Smith & Wesson Brands, Inc.	108,869	3,777,754
Sturm Ruger & Co., Inc.(a)	140,474	12,639,851

Total Leisure Products		22,642,293

Life Sciences Tools & Services - 0.2%
Luminex Corp.	106,463	3,917,838

Machinery - 5.1%
Alamo Group, Inc.	9,539	1,456,415
Albany International Corp., Class A	49,008	4,374,454
Astec Industries, Inc.	36,713	2,310,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
Barnes Group, Inc.	97,904	$5,017,580
Columbus McKinnon Corp.	24,139	1,164,465
Douglas Dynamics, Inc.	91,861	3,737,824
Eastern Co. (The)	17,260	523,496
Enerpac Tool Group Corp.	20,389	542,755
EnPro Industries, Inc.	44,825	4,354,749
ESCO Technologies, Inc.	12,345	1,158,084
Federal Signal Corp.	132,179	5,317,561
Gorman-Rupp Co. (The)(a)	63,061	2,171,821
Graham Corp.(a)	42,612	586,341
Greenbrier Cos., Inc. (The)(a)	152,512	6,646,473
Helios Technologies, Inc.	32,769	2,557,621
Hurco Cos., Inc.	13,723	480,305
Hyster-Yale Materials Handling, Inc.	41,779	3,049,031
Kadant, Inc.	18,229	3,209,945
Lindsay Corp.	25,898	4,280,421
Miller Industries, Inc.	54,520	2,150,269
Mueller Industries, Inc.	153,855	6,663,460
Mueller Water Products, Inc., Class A	655,029	9,445,518
Omega Flex, Inc.(a)	14,094	2,067,731
Park-Ohio Holdings Corp.	24,511	787,784
Shyft Group, Inc. (The)(a)	20,010	748,574
Standex International Corp.	22,147	2,101,972
Tennant Co.	36,039	2,877,714
Trinity Industries, Inc.	504,960	13,578,374
Wabash National Corp.	130,003	2,080,048

Total Machinery		95,441,501

Marine - 0.5%
Matson, Inc.	153,337	9,813,568

Media - 1.6%
Entravision Communications Corp., Class A	331,264	2,212,843
EW Scripps Co. (The), Class A	155,845	3,177,680
John Wiley & Sons, Inc., Class A	221,917	13,354,965
Scholastic Corp.(a)	108,773	4,121,409
Sinclair Broadcast Group, Inc., Class A	205,841	6,838,038

Total Media		29,704,935

Metals & Mining - 3.5%
Commercial Metals Co.	653,563	20,077,455
Compass Minerals International, Inc.	357,139	21,164,057
Gold Resource Corp.(a)	168,231	434,036
Haynes International, Inc.	61,007	2,158,428
Hecla Mining Co.	235,191	1,749,821
Kaiser Aluminum Corp.	67,431	8,327,054
Materion Corp.	26,169	1,971,834
Olympic Steel, Inc.	8,810	258,926
Schnitzer Steel Industries, Inc., Class A	105,213	5,160,698
SunCoke Energy, Inc.	589,297	4,207,581

Total Metals & Mining		65,509,890

Multi-Utilities - 1.2%
Avista Corp.	430,001	18,348,142
Unitil Corp.(a)	79,341	4,202,693

Total Multi-Utilities		22,550,835

Multiline Retail - 1.3%
Big Lots, Inc.(a)	235,930	15,573,739
Franchise Group, Inc.	227,245	8,014,931

Total Multiline Retail		23,588,670

Oil, Gas & Consumable Fuels - 0.6%
Adams Resources & Energy, Inc.	22,194	614,552
Evolution Petroleum Corp.(a)	185,730	921,221
Falcon Minerals Corp.	561,494	2,852,390
NACCO Industries, Inc., Class A(a)	16,281	423,957
SM Energy Co.	68,207	1,679,938
World Fuel Services Corp.	123,669	3,924,017

Total Oil, Gas & Consumable Fuels		10,416,075

Paper & Forest Products - 1.0%
Glatfelter Corp.	216,670	3,026,880
Neenah, Inc.	86,859	4,357,716
Schweitzer-Mauduit International, Inc.	212,496	8,580,589
Verso Corp., Class A	179,203	3,171,893

Total Paper & Forest Products		19,137,078

Personal Products - 2.0%
Edgewell Personal Care Co.(a)	134,398	5,900,072
Medifast, Inc.	64,995	18,392,285
Nu Skin Enterprises, Inc., Class A	221,742	12,561,685

Total Personal Products		36,854,042

Pharmaceuticals - 0.1%
Phibro Animal Health Corp., Class A	85,655	2,473,716

Professional Services - 1.6%
Barrett Business Services, Inc.	21,179	1,537,807
BGSF, Inc.	49,705	613,360
CRA International, Inc.	25,626	2,193,586
Heidrick & Struggles International, Inc.	66,055	2,942,750
ICF International, Inc.	19,624	1,724,165
Kforce, Inc.	62,711	3,946,403
Korn Ferry	79,234	5,748,427
ManTech International Corp., Class A	96,084	8,315,109
Resources Connection, Inc.	218,126	3,132,289

Total Professional Services		30,153,896

Real Estate Management & Development - 0.6%
Kennedy-Wilson Holdings, Inc.	377,956	7,509,986
Newmark Group, Inc., Class A	61,834	742,626
RE/MAX Holdings, Inc., Class A	28,721	957,271
RMR Group, Inc. (The), Class A	30,894	1,193,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
St. Joe Co. (The)(a)	34,818	$1,553,231

Total Real Estate Management & Development		11,956,858

Road & Rail - 0.7%
ArcBest Corp.	43,469	2,529,461
Heartland Express, Inc.	58,199	996,949
Marten Transport Ltd.	118,251	1,949,959
Schneider National, Inc., Class B	260,716	5,675,787
Universal Logistics Holdings, Inc.	110,852	2,582,852

Total Road & Rail		13,735,008

Semiconductors & Semiconductor Equipment - 0.2%
NVE Corp.(a)	55,038	4,075,564

Software - 1.3%
American Software, Inc., Class A	117,144	2,572,482
Ebix, Inc.	41,518	1,407,460
InterDigital, Inc.	106,441	7,773,386
Progress Software Corp.	169,491	7,838,959
QAD, Inc., Class A	16,445	1,431,044
Xperi Holding Corp.(a)	166,414	3,701,048

Total Software		24,724,379

Specialty Retail - 4.0%
Big 5 Sporting Goods Corp.(a)	241,750	6,208,140
Buckle, Inc. (The)	275,225	13,692,444
Caleres, Inc.	125,951	3,437,203
Camping World Holdings, Inc., Class A(a)	84,500	3,463,655
Group 1 Automotive, Inc.	26,892	4,152,932
Guess?, Inc.	221,636	5,851,190
Haverty Furniture Cos., Inc.	129,501	5,537,463
Monro, Inc.	92,640	5,883,566
Rent-A-Center, Inc.	415,370	22,043,686
Shoe Carnival, Inc.	21,045	1,506,611
Sonic Automotive, Inc., Class A	46,062	2,060,814
Winmark Corp.	5,207	1,000,161

Total Specialty Retail		74,837,865

Textiles, Apparel & Luxury Goods - 1.9%
Culp, Inc.	46,161	752,424
Kontoor Brands, Inc.(a)	472,128	26,632,740
Rocky Brands, Inc.(a)	25,266	1,404,790
Superior Group of Cos., Inc.(a)	56,627	1,353,952
Wolverine World Wide, Inc.	162,070	5,452,035

Total Textiles, Apparel & Luxury Goods		35,595,941

Thrifts & Mortgage Finance - 2.7%
Capitol Federal Financial, Inc.	344,351	4,056,455
ESSA Bancorp, Inc.(a)	19,787	324,309
Federal Agricultural Mortgage Corp., Class C(a)	22,803	2,255,217
Flagstar Bancorp, Inc.	24,629	1,041,068
FS Bancorp, Inc.	6,827	486,560
Hingham Institution For Savings (The)(a)	1,139	330,880
Home Bancorp, Inc.	14,780	563,266
HomeStreet, Inc.	22,618	921,457
Kearny Financial Corp.	151,138	1,806,099
Luther Burbank Corp.	78,394	929,753
Merchants Bancorp	31,305	1,228,408
Meridian Bancorp, Inc.	61,350	1,255,221
Meta Financial Group, Inc.	11,692	591,966
Northfield Bancorp, Inc.	123,403	2,023,809
Northwest Bancshares, Inc.	447,776	6,107,665
OP Bancorp	38,096	383,246
PCSB Financial Corp.	9,611	174,632
Premier Financial Corp.	88,011	2,500,393
Provident Bancorp, Inc.	21,533	351,203
Provident Financial Holdings, Inc.	25,040	432,441
Provident Financial Services, Inc.	245,674	5,623,478
Prudential Bancorp, Inc.	5,260	72,851
Riverview Bancorp, Inc.	58,969	418,090
Southern Missouri Bancorp, Inc.(a)	14,095	633,711
Territorial Bancorp, Inc.	19,383	503,377
Timberland Bancorp, Inc.	10,779	303,105
TrustCo Bank Corp.	51,029	1,754,377
Walker & Dunlop, Inc.	45,609	4,760,667
Washington Federal, Inc.	149,857	4,762,455
Waterstone Financial, Inc.	64,241	1,262,978
Western New England Bancorp, Inc.	43,443	354,060
WSFS Financial Corp.	35,710	1,663,729

Total Thrifts & Mortgage Finance		49,876,926

Tobacco - 2.4%
Turning Point Brands, Inc.(a)	14,135	646,959
Universal Corp.	228,780	13,033,597
Vector Group Ltd.	2,214,750	31,316,565

Total Tobacco		44,997,121

Trading Companies & Distributors - 1.8%
Boise Cascade Co.	78,716	4,593,079
CAI International, Inc.	80,386	4,501,616
Global Industrial Co.	130,641	4,795,831
H&E Equipment Services, Inc.	204,889	6,816,657
McGrath RentCorp	96,979	7,910,577
Rush Enterprises, Inc., Class A	112,727	4,874,315

Total Trading Companies & Distributors		33,492,075

Water Utilities - 1.2%
Artesian Resources Corp., Class A	52,399	1,926,711
California Water Service Group	182,873	10,156,767
Global Water Resources, Inc.	61,094	1,043,486
Middlesex Water Co.(a)	37,736	3,084,163
SJW Group(a)	78,878	4,992,977
York Water Co. (The)	32,109	1,454,538

Total Water Utilities		22,658,642

Wireless Telecommunication Services - 1.0%
Shenandoah Telecommunications Co.	86,794	4,210,377
Spok Holdings, Inc.	197,213	1,897,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2021

Investments	Shares	Value
Telephone & Data Systems, Inc.	586,916	$13,299,517

Total Wireless Telecommunication Services		19,407,083

Total United States		1,854,687,689

Puerto Rico - 0.4%

Banks - 0.2%
First Bancorp	294,447	3,509,808
OFG Bancorp	46,874	1,036,853

Total Banks		4,546,661

IT Services - 0.2%
EVERTEC, Inc.	82,263	3,590,780

Total Puerto Rico		8,137,441

TOTAL COMMON STOCKS (Cost: $1,540,428,240)		1,862,825,130

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $1,920,704)	46,835	1,964,728

	Principal Amount
U.S. CORPORATE BONDS - 0.0%

United States - 0.0%
GAMCO Investors, Inc.
4.00%, 6/15/23(c) (Cost: $22,610)	$22,610	22,608

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(d) (Cost: $12,113,325)	12,113,325	12,113,325

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $1,554,484,879)		1,876,925,791
Other Assets less Liabilities - (0.5)%		(8,895,841)

NET ASSETS - 100.0%		$1,868,029,950

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $91,741,785 and the total market value of the collateral held by the Fund was $93,517,131. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $81,403,806.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown reflects the accrual rate as of June 30, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$13,217	$2,980,806	$1,085,085	$17,385	$38,405	$1,964,728	$18,198

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,862,825,130	$—	$—	$1,862,825,130
Exchange-Traded Fund	1,964,728	—	—	1,964,728
U.S. Corporate Bonds	—	22,608	—	22,608
Investment of Cash Collateral for Securities Loaned	—	12,113,325	—	12,113,325

Total Investments in Securities	$1,864,789,858	$12,135,933	$—	$1,876,925,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.2%

United States - 99.2%

Aerospace & Defense - 0.9%
Aerovironment, Inc.*	6,283	$629,243
Ducommun, Inc.*	9,295	507,135
Kaman Corp.	7,408	373,363
National Presto Industries, Inc.	7,242	736,149
PAE, Inc.*(a)	39,792	354,149
Park Aerospace Corp.	15,929	237,342
Triumph Group, Inc.*	113,530	2,355,748
Vectrus, Inc.*	10,568	502,931

Total Aerospace & Defense		5,696,060

Air Freight & Logistics - 1.3%
Air Transport Services Group, Inc.*	49,708	1,154,717
Atlas Air Worldwide Holdings, Inc.*(a)	59,848	4,076,248
Echo Global Logistics, Inc.*	7,704	236,821
Forward Air Corp.	11,919	1,069,730
Hub Group, Inc., Class A*	19,289	1,272,688

Total Air Freight & Logistics		7,810,204

Airlines - 0.1%
Mesa Air Group, Inc.*(a)	68,848	642,352

Auto Components - 0.7%
Gentherm, Inc.*	12,683	901,127
Modine Manufacturing Co.*	34,898	578,958
Motorcar Parts of America, Inc.*	7,236	162,376
Patrick Industries, Inc.	17,513	1,278,449
Standard Motor Products, Inc.	21,081	913,861
XPEL, Inc.*(a)	6,112	512,614

Total Auto Components		4,347,385

Automobiles - 0.2%
Winnebago Industries, Inc.	17,324	1,177,339

Banks - 13.2%
1st Source Corp.	22,238	1,033,177
Allegiance Bancshares, Inc.	8,422	323,742
Altabancorp	12,831	555,711
Amalgamated Financial Corp.	19,124	298,908
American National Bankshares, Inc.	2,313	71,911
Arrow Financial Corp.	11,346	407,889
Atlantic Capital Bancshares, Inc.*	2,391	60,875
BancFirst Corp.	16,319	1,018,795
Bancorp, Inc. (The)*(a)	47,412	1,090,950
Bank First Corp.	3,358	234,288
Bank of Marin Bancorp	6,296	200,842
Banner Corp.	26,473	1,435,101
Baycom Corp.*	4,904	88,027
BCB Bancorp, Inc.	339	4,560
Berkshire Hills Bancorp, Inc.	15,102	413,946
Brookline Bancorp, Inc.	20,635	308,493
Bryn Mawr Bank Corp.	6,119	258,161
Business First Bancshares, Inc.	7,441	170,771
Byline Bancorp, Inc.	14,221	321,821
Cadence BanCorp	36,995	772,456
Cambridge Bancorp	1,855	153,946
Camden National Corp.	13,391	639,554
Capital City Bank Group, Inc.	8,551	220,530
Capstar Financial Holdings, Inc.	335	6,868
CBTX, Inc.	4,180	114,156
Central Pacific Financial Corp.	11,347	295,703
Central Valley Community Bancorp	1,856	37,398
Century Bancorp, Inc., Class A	3,810	434,340
ChoiceOne Financial Services, Inc.	5,645	136,722
Citizens & Northern Corp.(a)	9,164	224,518
City Holding Co.	15,031	1,130,932
Civista Bancshares, Inc.	3,231	71,405
CNB Financial Corp.	15,840	361,469
Community Trust Bancorp, Inc.	17,506	706,892
ConnectOne Bancorp, Inc.	42,579	1,114,292
Customers Bancorp, Inc.*	52,311	2,039,606
Dime Community Bancshares, Inc.	35,157	1,181,978
Eagle Bancorp Montana, Inc.	5,552	127,696
Eagle Bancorp, Inc.	37,100	2,080,568
Enterprise Bancorp, Inc.	215	7,041
Enterprise Financial Services Corp.	24,360	1,130,060
Esquire Financial Holdings, Inc.*	3,510	83,187
Farmers National Banc Corp.	27,121	420,647
FB Financial Corp.	13,778	514,195
Financial Institutions, Inc.	5,945	178,350
First Bancorp	21,807	892,124
First Bancshares, Inc. (The)	8,087	302,696
First Busey Corp.	55,365	1,365,301
First Business Financial Services, Inc.	185	5,008
First Choice Bancorp	263	8,008
First Commonwealth Financial Corp.	81,733	1,149,983
First Community Bankshares, Inc.	12,114	361,603
First Financial Bancorp	99,423	2,349,366
First Financial Corp.	15,463	631,200
First Foundation, Inc.	43,112	970,451
First Internet Bancorp	4,697	145,513
First Interstate BancSystem, Inc., Class A	53,123	2,222,135
First Merchants Corp.	48,008	2,000,493
First Mid Bancshares, Inc.	12,327	499,367
First of Long Island Corp. (The)	20,789	441,350
Flushing Financial Corp.	23,879	511,727
Fulton Financial Corp.	151,617	2,392,516
German American Bancorp, Inc.	15,354	571,169
Great Southern Bancorp, Inc.	13,170	709,863
Guaranty Bancshares, Inc.	2,201	74,988
HarborOne Bancorp, Inc.	32,737	469,449
HBT Financial, Inc.	22,693	395,085
Heartland Financial USA, Inc.	36,645	1,721,949
Heritage Commerce Corp.	8,479	94,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Heritage Financial Corp.	11,674	$292,083
Hope Bancorp, Inc.	132,404	1,877,489
Horizon Bancorp, Inc.	32,628	568,706
Independent Bank Corp.	20,007	434,352
International Bancshares Corp.	56,590	2,429,975
Lakeland Bancorp, Inc.	46,839	818,746
Lakeland Financial Corp.	16,098	992,281
Live Oak Bancshares, Inc.	9,753	575,427
Macatawa Bank Corp.	8,650	75,688
Mercantile Bank Corp.	8,333	251,657
Metrocity Bankshares, Inc.	16,728	292,907
Metropolitan Bank Holding Corp.*	4,803	289,237
Midland States Bancorp, Inc.	23,546	618,553
MidWestOne Financial Group, Inc.	2,461	70,803
National Bank Holdings Corp., Class A	28,882	1,090,007
National Bankshares, Inc.	1,014	35,500
NBT Bancorp, Inc.	35,996	1,294,776
Nicolet Bankshares, Inc.*(a)	8,290	583,119
Northeast Bank (a)	5,186	154,906
Northrim Bancorp, Inc.	5,709	244,060
OceanFirst Financial Corp.	45,142	940,759
Old Second Bancorp, Inc.	6,246	77,450
Origin Bancorp, Inc.	3,579	151,964
Orrstown Financial Services, Inc.	496	11,443
Parke Bancorp, Inc.	4,681	91,560
Peapack-Gladstone Financial Corp.	6,347	197,201
Peoples Bancorp, Inc.	5,578	165,220
Peoples Financial Services Corp.	114	4,856
Preferred Bank	14,389	910,392
Premier Financial Bancorp, Inc.	275	4,634
Primis Financial Corp.	436	6,653
Professional Holding Corp., Class A*	4,540	81,811
QCR Holdings, Inc.	15,455	743,231
RBB Bancorp	13,330	322,853
Red River Bancshares, Inc.	3,464	174,967
Reliant Bancorp, Inc.	5,506	152,681
Renasant Corp.	27,101	1,084,040
Republic Bancorp, Inc., Class A	16,421	757,501
Sandy Spring Bancorp, Inc.	29,196	1,288,419
Seacoast Banking Corp. of Florida	29,731	1,015,314
ServisFirst Bancshares, Inc.	46,405	3,154,612
Shore Bancshares, Inc.	5,762	96,514
Sierra Bancorp	12,544	319,245
Silvergate Capital Corp., Class A*	4,573	518,212
SmartFinancial, Inc.	1,438	34,526
Southern First Bancshares, Inc.*(a)	134	6,855
Southside Bancshares, Inc.	21,462	820,492
Spirit of Texas Bancshares, Inc.	6,839	156,203
Stock Yards Bancorp, Inc.	13,041	663,657
Towne Bank	66,626	2,026,763
TriCo Bancshares	17,697	753,538
Triumph Bancorp, Inc.*	7,207	535,120
Trustmark Corp.	59,275	1,825,670
United Community Banks, Inc.	66,325	2,123,063
Univest Financial Corp.	7,323	193,108
Veritex Holdings, Inc.	35,026	1,240,271
Washington Trust Bancorp, Inc.	11,710	601,309
WesBanco, Inc.	45,867	1,634,241
West Bancorp, Inc.	4,646	128,927
Westamerica BanCorp	14,333	831,744

Total Banks		81,605,483

Beverages - 0.7%
Coca-Cola Consolidated, Inc.	7,681	3,088,761
MGP Ingredients, Inc.(a)	14,505	981,118

Total Beverages		4,069,879

Biotechnology - 1.3%
Anika Therapeutics, Inc.*	3,767	163,074
Catalyst Pharmaceuticals, Inc.*(a)	243,000	1,397,250
Coherus Biosciences, Inc.*(a)	124,828	1,726,371
Eagle Pharmaceuticals, Inc.*	4,190	179,332
Ironwood Pharmaceuticals, Inc.*	176,989	2,277,849
MiMedx Group, Inc.*(a)	33,975	425,027
Sutro Biopharma, Inc.*	12,934	240,443
Vanda Pharmaceuticals, Inc.*	21,791	468,724
Vericel Corp.*(a)	11,186	587,265
Voyager Therapeutics, Inc.*	76,880	317,514

Total Biotechnology		7,782,849

Building Products - 1.4%
American Woodmark Corp.*	13,927	1,137,697
Apogee Enterprises, Inc.	24,965	1,016,824
Cornerstone Building Brands, Inc.*	108,905	1,979,893
CSW Industrials, Inc.	6,996	828,746
Griffon Corp.	55,471	1,421,722
Insteel Industries, Inc.	15,889	510,831
PGT Innovations, Inc.*	38,932	904,390
Quanex Building Products Corp.	25,340	629,446

Total Building Products		8,429,549

Capital Markets - 1.9%
B. Riley Financial, Inc.	12,220	922,610
BGC Partners, Inc., Class A	130,435	739,566
Brightsphere Investment Group, Inc.	94,657	2,217,814
Cowen, Inc., Class A	54,067	2,219,450
Diamond Hill Investment Group, Inc.	1,499	250,798
Donnelley Financial Solutions, Inc.*	12,058	397,914
Focus Financial Partners, Inc., Class A*	10,704	519,144
Oppenheimer Holdings, Inc., Class A	20,061	1,019,901
Piper Sandler Cos.	4,428	573,692
PJT Partners, Inc., Class A	7,827	558,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
StoneX Group, Inc.*	20,682	$1,254,777
Victory Capital Holdings, Inc., Class A	33,755	1,089,949

Total Capital Markets		11,764,306

Chemicals - 1.7%
AdvanSix, Inc.*	20,491	611,861
American Vanguard Corp.	15,405	269,742
Ferro Corp.*(a)	39,788	858,227
FutureFuel Corp.	70,902	680,659
GCP Applied Technologies, Inc.*	25,636	596,293
Hawkins, Inc.	21,297	697,477
Innospec, Inc.	11,114	1,007,039
Koppers Holdings, Inc.*(a)	41,836	1,353,395
Kronos Worldwide, Inc.	63,544	909,950
Minerals Technologies, Inc.	31,836	2,504,538
PQ Group Holdings, Inc.	72,274	1,110,129
Tredegar Corp.	20,171	277,755

Total Chemicals		10,877,065

Commercial Services & Supplies - 2.6%
ACCO Brands Corp.	145,734	1,257,684
CECO Environmental Corp.*	45,770	327,713
CoreCivic, Inc.*(a)	35,740	374,198
Deluxe Corp.	83,076	3,968,540
Ennis, Inc.	27,867	599,698
Healthcare Services Group, Inc.	47,942	1,513,529
HNI Corp.	37,000	1,626,890
Interface, Inc.	97,157	1,486,502
Kimball International, Inc., Class B	53,800	707,470
Matthews International Corp., Class A	9,792	352,120
Pitney Bowes, Inc.	64,915	569,305
Steelcase, Inc., Class A	159,169	2,405,044
U.S. Ecology, Inc.*	7,595	284,964
Vidler Water Resources, Inc.*	18,516	246,263
VSE Corp.	14,600	722,846

Total Commercial Services & Supplies		16,442,766

Communications Equipment - 0.7%
Aviat Networks, Inc.*	11,952	391,667
Calix, Inc.*	15,326	727,985
Casa Systems, Inc.*(a)	21,330	189,197
Clearfield, Inc.*(a)	7,554	282,897
Comtech Telecommunications Corp.	23,720	573,075
Digi International, Inc.*	15,177	305,210
Genasys, Inc.*	15,912	87,198
NETGEAR, Inc.*	14,094	540,082
NetScout Systems, Inc.*(a)	17,485	499,022
PCTEL, Inc.*	25,048	164,064
Ribbon Communications, Inc.*	40,968	311,767

Total Communications Equipment		4,072,164

Construction & Engineering - 2.1%
Ameresco, Inc., Class A*(a)	18,532	1,162,327
Comfort Systems USA, Inc.	36,728	2,893,799
Construction Partners, Inc., Class A*(a)	22,819	716,517
Dycom Industries, Inc.*(a)	10,351	771,460
Great Lakes Dredge & Dock Corp.*	80,654	1,178,355
IES Holdings, Inc.*(a)	12,969	666,088
Matrix Service Co.*	8,523	89,492
MYR Group, Inc.*	13,115	1,192,416
Northwest Pipe Co.*(a)	16,827	475,363
NV5 Global, Inc.*(a)	5,404	510,732
Orion Group Holdings, Inc.*	54,470	313,202
Primoris Services Corp.	48,450	1,425,883
Sterling Construction Co., Inc.*	56,648	1,366,916

Total Construction & Engineering		12,762,550

Construction Materials - 0.4%
Forterra, Inc.*	39,762	934,805
U.S. Concrete, Inc.*	11,589	855,268
United States Lime & Minerals, Inc.	3,971	552,326

Total Construction Materials		2,342,399

Consumer Finance - 3.2%
Curo Group Holdings Corp.	98,488	1,674,296
Elevate Credit, Inc.*(a)	68,975	246,241
Encore Capital Group, Inc.*(a)	62,788	2,975,523
Enova International, Inc.*	75,736	2,590,929
EZCORP, Inc., Class A*(a)	12,373	74,609
Navient Corp.	423,078	8,178,098
Nelnet, Inc., Class A	30,526	2,296,471
PRA Group, Inc.*	35,093	1,350,028
Regional Management Corp.	4,510	209,895
World Acceptance Corp.*	3,163	506,839

Total Consumer Finance		20,102,929

Containers & Packaging - 0.6%
Myers Industries, Inc.	27,822	584,262
O-I Glass, Inc.*	166,596	2,720,513
UFP Technologies, Inc.*(a)	7,110	408,256

Total Containers & Packaging		3,713,031

Distributors - 0.2%
Core-Mark Holding Co., Inc.	29,352	1,321,134
Educational Development Corp.	12,650	157,745

Total Distributors		1,478,879

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc.*	57,602	2,052,935
American Public Education, Inc.*	10,562	299,327
Carriage Services, Inc.	14,577	538,912
Graham Holdings Co., Class B	4,187	2,654,139
Laureate Education, Inc., Class A*(a)	56,669	822,267
Lincoln Educational Services Corp.*(a)	33,452	260,257
Perdoceo Education Corp.*(a)	120,984	1,484,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Stride, Inc.*(a)	33,049	$1,061,864
WW International, Inc.*	50,399	1,821,420

Total Diversified Consumer Services		10,995,595

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.(a)	14,924	693,966
Alerus Financial Corp.	14,720	427,027

Total Diversified Financial Services		1,120,993

Diversified Telecommunication Services - 0.3%
ATN International, Inc.	4,583	208,481
Consolidated Communications Holdings, Inc.*(a)	47,445	417,041
IDT Corp., Class B*	30,177	1,115,342

Total Diversified Telecommunication Services		1,740,864

Electric Utilities - 0.3%
Genie Energy Ltd., Class B	39,834	251,751
Otter Tail Corp.	28,589	1,395,429
Spark Energy, Inc., Class A	35,803	405,648

Total Electric Utilities		2,052,828

Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	9,982	344,678
Atkore, Inc.*	49,538	3,517,198
AZZ, Inc.	16,657	862,500
Encore Wire Corp.	15,994	1,212,185
LSI Industries, Inc.	21,964	175,932
Orion Energy Systems, Inc.*(a)	11,665	66,840
Powell Industries, Inc.	12,119	375,083
Preformed Line Products Co.	8,376	621,499
TPI Composites, Inc.*	8,371	405,324

Total Electrical Equipment		7,581,239

Electronic Equipment, Instruments & Components - 2.1%
Bel Fuse, Inc., Class B	12,450	179,280
Belden, Inc.	27,455	1,388,399
Benchmark Electronics, Inc.	11,674	332,242
CTS Corp.	16,990	631,348
Daktronics, Inc.*	29,024	191,268
ePlus, Inc.*	12,148	1,053,110
Kimball Electronics, Inc.*	31,026	674,505
Knowles Corp.*	23,077	455,540
Luna Innovations, Inc.*(a)	21,823	236,343
Methode Electronics, Inc.	36,203	1,781,550
Napco Security Technologies, Inc.*(a)	8,097	294,488
OSI Systems, Inc.*	11,565	1,175,467
PC Connection, Inc.	19,692	911,149
Sanmina Corp.*	66,546	2,592,632
TTM Technologies, Inc.*(a)	46,894	670,584
Vishay Precision Group, Inc.*	10,167	346,085

Total Electronic Equipment, Instruments & Components		12,913,990

Energy Equipment & Services - 0.9%
Archrock, Inc.	107,386	956,809
Bristow Group, Inc.*	52,284	1,338,993
Cactus, Inc., Class A	27,111	995,516
DMC Global, Inc.*(a)	6,893	387,456
Dril-Quip, Inc.*	8,052	272,399
Helix Energy Solutions Group, Inc.*(a)	41,836	238,884
Natural Gas Services Group, Inc.*(a)	9,365	96,272
ProPetro Holding Corp.*(a)	93,194	853,657
Solaris Oilfield Infrastructure, Inc., Class A	44,188	430,391

Total Energy Equipment & Services		5,570,377

Entertainment - 0.7%
Madison Square Garden Entertainment Corp.*	4,868	408,766
Sciplay Corp., Class A*(a)	26,328	446,260
World Wrestling Entertainment, Inc., Class A	58,045	3,360,225

Total Entertainment		4,215,251

Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust	65,657	1,441,828
Alexander & Baldwin, Inc.	18,677	342,163
Alexander’s, Inc.	2,591	694,258
Alpine Income Property Trust, Inc.	7,775	147,880
American Assets Trust, Inc.	20,618	768,845
Armada Hoffler Properties, Inc.	48,346	642,518
Brandywine Realty Trust	48,394	663,482
Brookfield Property REIT, Inc., Class A	79,417	1,500,187
CareTrust REIT, Inc.	51,484	1,195,973
Community Healthcare Trust, Inc.	6,360	301,846
Easterly Government Properties, Inc.	20,082	423,329
Empire State Realty Trust, Inc., Class A(a)	39,150	469,800
Farmland Partners, Inc.	26,203	315,746
Four Corners Property Trust, Inc.	38,364	1,059,230
GEO Group, Inc. (The)(a)	211,517	1,506,001
Getty Realty Corp.	26,552	827,095
Gladstone Land Corp.	11,727	282,152
Industrial Logistics Properties Trust	34,218	894,458
LTC Properties, Inc.	25,236	968,810
Monmouth Real Estate Investment Corp.	23,615	442,073
Office Properties Income Trust	12,625	370,039
One Liberty Properties, Inc.	15,869	450,521
Paramount Group, Inc.	55,467	558,553
Piedmont Office Realty Trust, Inc., Class A	40,915	755,700
Retail Opportunity Investments Corp.	97,526	1,722,309
Retail Properties of America, Inc., Class A	61,642	705,801
RPT Realty	85,433	1,108,920
Saul Centers, Inc.	16,620	755,379
Tanger Factory Outlet Centers, Inc.(a)	50,316	948,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Universal Health Realty Income Trust	4,986	$306,888
Urban Edge Properties(a)	50,866	971,541
Urstadt Biddle Properties, Inc., Class A	19,443	376,805
Whitestone REIT	44,805	369,641

Total Equity Real Estate Investment Trusts (REITs)		24,288,228

Food & Staples Retailing - 1.7%
Ingles Markets, Inc., Class A	30,139	1,756,200
Natural Grocers by Vitamin Cottage, Inc.	24,262	260,574
Rite Aid Corp.*(a)	46,814	763,068
SpartanNash Co.	60,759	1,173,256
United Natural Foods, Inc.*	121,731	4,501,612
Village Super Market, Inc., Class A	19,587	460,490
Weis Markets, Inc.(a)	34,810	1,798,285

Total Food & Staples Retailing		10,713,485

Food Products - 1.4%
Alico, Inc.	8,516	303,170
B&G Foods, Inc.	64,144	2,103,923
Cal-Maine Foods, Inc.(a)	13,876	502,450
Calavo Growers, Inc.	5,310	336,760
Hostess Brands, Inc.*	65,861	1,066,290
John B. Sanfilippo & Son, Inc.	10,551	934,502
Seneca Foods Corp., Class A*	21,519	1,099,190
Simply Good Foods Co. (The)*	22,704	828,923
Tootsie Roll Industries, Inc.	26,486	898,140
Utz Brands, Inc.	16,373	356,768
Whole Earth Brands, Inc.*(a)	16,566	240,207

Total Food Products		8,670,323

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	9,030	1,086,580
Northwest Natural Holding Co.	17,529	920,623

Total Gas Utilities		2,007,203

Health Care Equipment & Supplies - 0.8%
Accuray, Inc.*(a)	53,232	240,609
Atrion Corp.	789	489,914
Avanos Medical, Inc.*	10,853	394,723
Co-Diagnostics, Inc.*	42,643	351,805
FONAR Corp.*	12,768	225,738
iRadimed Corp.*(a)	7,092	208,576
Lantheus Holdings, Inc.*(a)	14,251	393,898
LeMaitre Vascular, Inc.	10,181	621,245
Meridian Bioscience, Inc.*(a)	34,692	769,468
Mesa Laboratories, Inc.(a)	1,113	301,812
Surmodics, Inc.*	4,614	250,309
Utah Medical Products, Inc.	3,198	271,958
Zynex, Inc.*(a)	16,740	259,972

Total Health Care Equipment & Supplies		4,780,027

Health Care Providers & Services - 2.3%
Addus HomeCare Corp.*	5,367	468,217
Apollo Medical Holdings, Inc.*(a)	30,712	1,929,021
CorVel Corp.*	6,462	867,847
Cross Country Healthcare, Inc.*	21,381	353,000
Five Star Senior Living, Inc.*	59,373	341,988
Fulgent Genetics, Inc.*(a)	14,731	1,358,640
Hanger, Inc.*	20,170	509,898
Joint Corp. (The)*	6,021	505,282
Magellan Health, Inc.*	10,022	944,072
MEDNAX, Inc.*	64,205	1,935,781
ModivCare, Inc.*	8,054	1,369,744
National Research Corp.	11,484	527,116
Owens & Minor, Inc.	35,957	1,522,060
Pennant Group, Inc. (The)*	5,832	238,529
Sharps Compliance Corp.*(a)	15,501	159,660
Tivity Health, Inc.*	31,446	827,344
U.S. Physical Therapy, Inc.	4,106	475,762

Total Health Care Providers & Services		14,333,961

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.(a)	12,285	408,231
HealthStream, Inc.*	14,099	393,926
Inovalon Holdings, Inc., Class A*(a)	18,464	629,253
NextGen Healthcare, Inc.*	19,229	319,009
Simulations Plus, Inc.(a)	4,583	251,652

Total Health Care Technology		2,002,071

Hotels, Restaurants & Leisure - 0.9%
Bluegreen Vacations Holding Corp.*	1	18
Del Taco Restaurants, Inc.	34,812	348,468
Dine Brands Global, Inc.*	9,593	856,175
El Pollo Loco Holdings, Inc.*	25,547	467,255
Jack in the Box, Inc.	17,966	2,002,131
Monarch Casino & Resort, Inc.*	6,291	416,276
Nathan’s Famous, Inc.	4,588	327,216
RCI Hospitality Holdings, Inc.	5,441	360,194
Red Rock Resorts, Inc., Class A*	17,582	747,235

Total Hotels, Restaurants & Leisure		5,524,968

Household Durables - 3.2%
Beazer Homes USA, Inc.*	60,063	1,158,615
Cavco Industries, Inc.*	4,804	1,067,401
Century Communities, Inc.	53,784	3,578,787
Ethan Allen Interiors, Inc.	14,375	396,750
GoPro, Inc., Class A*(a)	27,720	322,938
Green Brick Partners, Inc.*(a)	61,101	1,389,437
Hamilton Beach Brands Holding Co., Class A	22,786	507,444
Hooker Furniture Corp.	8,523	295,237
Hovnanian Enterprises, Inc., Class A*	14,767	1,569,584
La-Z-Boy, Inc.	32,587	1,207,022
Legacy Housing Corp.*(a)	37,445	633,195
M/I Homes, Inc.*	65,168	3,823,407
Purple Innovation, Inc.*	23,118	610,546
Skyline Champion Corp.*	26,087	1,390,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Tupperware Brands Corp.*(a)	52,125	$1,237,969
Universal Electronics, Inc.*	8,613	417,731
VOXX International Corp.*(a)	23,929	335,245

Total Household Durables		19,941,745

Household Products - 0.5%
Central Garden and Pet Co., Class A*	50,666	2,447,168
Ocean Bio-Chem, Inc.(a)	14,726	179,657
Oil-Dri Corp. of America	10,565	361,112

Total Household Products		2,987,937

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	12,127	701,547

Insurance - 1.6%
AMERISAFE, Inc.	17,872	1,066,780
Crawford & Co., Class A	9,250	83,898
Donegal Group, Inc., Class A	33,439	487,206
eHealth, Inc.*(a)	11,507	672,009
Employers Holdings, Inc.	33,643	1,439,920
HCI Group, Inc.(a)	3,315	329,610
Heritage Insurance Holdings, Inc.	5,587	47,936
Horace Mann Educators Corp.	30,487	1,140,824
Independence Holding Co.	4,071	188,569
Investors Title Co.	1,088	189,997
National Western Life Group, Inc., Class A	5,003	1,122,623
Palomar Holdings, Inc.*	5,439	410,427
ProSight Global, Inc.*	24,331	310,464
Safety Insurance Group, Inc.	16,620	1,301,014
Stewart Information Services Corp.	24,499	1,388,848

Total Insurance		10,180,125

Interactive Media & Services - 0.1%
Angi, Inc., Class A*(a)	21,533	291,126
QuinStreet, Inc.*	10,995	204,287

Total Interactive Media & Services		495,413

Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A*(a)	44,345	1,413,275
Duluth Holdings, Inc., Class B*(a)	28,526	589,062
Lands’ End, Inc.*	14,619	600,110
PetMed Express, Inc.	15,080	480,298
Revolve Group, Inc.*	30,054	2,070,721

Total Internet & Direct Marketing Retail		5,153,466

IT Services - 1.2%
BM Technologies, Inc.*	2,955	36,760
Cass Information Systems, Inc.	9,819	400,124
CSG Systems International, Inc.	28,120	1,326,702
GreenSky, Inc., Class A*(a)	31,311	173,776
Hackett Group, Inc. (The)	23,347	420,713
International Money Express, Inc.*(a)	29,231	434,080
Perficient, Inc.*(a)	14,373	1,155,877
Switch, Inc., Class A	35,324	745,690
Sykes Enterprises, Inc.*	41,988	2,254,756
Verra Mobility Corp.*(a)	38,874	597,493

Total IT Services		7,545,971

Leisure Products - 1.8%
Callaway Golf Co.(a)	27,704	934,456
Clarus Corp.	9,471	243,405
Escalade, Inc.	20,302	465,931
Johnson Outdoors, Inc., Class A	6,882	832,722
Malibu Boats, Inc., Class A*	17,049	1,250,203
Marine Products Corp.	18,832	290,766
MasterCraft Boat Holdings, Inc.*	16,763	440,699
Nautilus, Inc.*(a)	44,054	742,310
Smith & Wesson Brands, Inc.	65,459	2,271,427
Sturm Ruger & Co., Inc.	14,849	1,336,113
Vista Outdoor, Inc.*(a)	57,966	2,682,667

Total Leisure Products		11,490,699

Life Sciences Tools & Services - 0.1%
Luminex Corp.	14,752	542,874

Machinery - 3.6%
Alamo Group, Inc.	6,279	958,678
Astec Industries, Inc.	5,050	317,847
Blue Bird Corp.*(a)	15,969	396,989
CIRCOR International, Inc.*(a)	6,932	225,983
Columbus McKinnon Corp.	13,058	629,918
Douglas Dynamics, Inc.	9,081	369,506
Energy Recovery, Inc.*(a)	37,352	850,879
Enerpac Tool Group Corp.	15,077	401,350
Federal Signal Corp.	43,997	1,769,999
Gorman-Rupp Co. (The)	13,901	478,750
Graham Corp.	9,138	125,739
Greenbrier Cos., Inc. (The)	29,457	1,283,736
Helios Technologies, Inc.	13,031	1,017,070
Hyster-Yale Materials Handling, Inc.	8,728	636,969
Kadant, Inc.	6,165	1,085,595
L.B. Foster Co., Class A*	17,554	327,207
Lindsay Corp.	5,119	846,068
Meritor, Inc.*	127,641	2,989,352
Miller Industries, Inc.	13,039	514,258
Mueller Industries, Inc.	49,862	2,159,523
Mueller Water Products, Inc., Class A	101,534	1,464,120
Omega Flex, Inc.	2,331	341,981
Shyft Group, Inc. (The)(a)	28,231	1,056,122
Standex International Corp.	8,513	807,969
Tennant Co.	11,115	887,533
TriMas Corp.*	11,312	343,093
Wabash National Corp.	16,473	263,568

Total Machinery		22,549,802

Media - 3.8%
AMC Networks, Inc., Class A*(a)	70,369	4,700,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Entravision Communications Corp., Class A	70,918	$473,732
EW Scripps Co. (The), Class A	61,313	1,250,172
Fluent, Inc.*(a)	39,361	115,328
Gray Television, Inc.	150,693	3,526,216
John Wiley & Sons, Inc., Class A	46,254	2,783,566
Loral Space & Communications, Inc.(a)	11,232	436,363
Meredith Corp.*	84,198	3,657,561
MSG Networks, Inc., Class A*(a)	95,367	1,390,451
National CineMedia, Inc.(a)	152,830	774,848
Scholastic Corp.	8,411	318,693
Sinclair Broadcast Group, Inc., Class A	64,470	2,141,693
TechTarget, Inc.*(a)	6,172	478,268
WideOpenWest, Inc.*	70,471	1,459,455

Total Media		23,506,995

Metals & Mining - 0.5%
Coeur Mining, Inc.*(a)	69,405	616,316
Kaiser Aluminum Corp.	8,333	1,029,042
Materion Corp.	7,940	598,279
Schnitzer Steel Industries, Inc., Class A	7,990	391,910
SunCoke Energy, Inc.	49,741	355,151
Warrior Met Coal, Inc.	10,582	182,010

Total Metals & Mining		3,172,708

Multiline Retail - 0.8%
Big Lots, Inc.	77,939	5,144,753

Oil, Gas & Consumable Fuels - 2.4%
Bonanza Creek Energy, Inc.*	28,310	1,332,552
Callon Petroleum Co.*(a)	58,893	3,397,537
Clean Energy Fuels Corp.*(a)	87,029	883,344
Falcon Minerals Corp.	47,890	243,281
Matador Resources Co.	50,897	1,832,801
NACCO Industries, Inc., Class A	12,432	323,729
Overseas Shipholding Group, Inc., Class A*	181,594	379,531
PDC Energy, Inc.	86,735	3,971,596
World Fuel Services Corp.	73,302	2,325,873

Total Oil, Gas & Consumable Fuels		14,690,244

Paper & Forest Products - 0.9%
Clearwater Paper Corp.*(a)	27,719	803,020
Domtar Corp.*	14,200	780,432
Glatfelter Corp.	37,554	524,629
Neenah, Inc.	12,708	637,560
Schweitzer-Mauduit International, Inc.	33,745	1,362,623
Verso Corp., Class A	71,821	1,271,232

Total Paper & Forest Products		5,379,496

Personal Products - 1.0%
BellRing Brands, Inc., Class A*	16,849	528,048
Edgewell Personal Care Co.	51,607	2,265,547
elf Beauty, Inc.*	14,092	382,457
Inter Parfums, Inc.	9,533	686,376
Lifevantage Corp.*(a)	27,473	201,926
USANA Health Sciences, Inc.*	21,077	2,158,917

Total Personal Products		6,223,271

Pharmaceuticals - 2.1%
Amneal Pharmaceuticals, Inc.*	235,797	1,207,281
Amphastar Pharmaceuticals, Inc.*	16,899	340,684
Antares Pharma, Inc.*(a)	70,746	308,453
BioDelivery Sciences International, Inc.*	64,593	231,243
Collegium Pharmaceutical, Inc.*(a)	18,263	431,737
Innoviva, Inc.*	235,393	3,156,620
Phibro Animal Health Corp., Class A	35,451	1,023,825
Prestige Consumer Healthcare, Inc.*	61,606	3,209,673
SIGA Technologies, Inc.*(a)	81,522	511,958
Supernus Pharmaceuticals, Inc.*(a)	80,626	2,482,474

Total Pharmaceuticals		12,903,948

Professional Services - 1.6%
Barrett Business Services, Inc.	7,624	553,579
BGSF, Inc.	7,693	94,932
CBIZ, Inc.*	39,739	1,302,247
CRA International, Inc.	8,425	721,180
Forrester Research, Inc.*	6,839	313,226
GP Strategies Corp.*	14,955	235,093
Heidrick & Struggles International, Inc.	22,370	996,583
Huron Consulting Group, Inc.*	10,916	536,521
ICF International, Inc.	11,902	1,045,710
Kelly Services, Inc., Class A*	21,525	515,954
Kforce, Inc.	19,697	1,239,532
ManTech International Corp., Class A	20,607	1,783,330
Resources Connection, Inc.	35,474	509,407

Total Professional Services		9,847,294

Real Estate Management & Development - 1.1%
Forestar Group, Inc.*	31,937	667,803
FRP Holdings, Inc.*	3,273	182,240
Marcus & Millichap, Inc.*	16,719	649,867
Newmark Group, Inc., Class A	61,775	741,918
RE/MAX Holdings, Inc., Class A	9,126	304,169
Realogy Holdings Corp.*(a)	161,335	2,939,524
RMR Group, Inc. (The), Class A	12,786	494,051
St. Joe Co. (The)	13,165	587,291
Tejon Ranch Co.*	17,608	267,818

Total Real Estate Management & Development		6,834,681

Road & Rail - 1.1%
ArcBest Corp.	17,026	990,743
Daseke, Inc.*	31,839	206,317
Heartland Express, Inc.	43,019	736,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Marten Transport Ltd.	49,253	$812,182
Schneider National, Inc., Class B	132,741	2,889,772
Universal Logistics Holdings, Inc.	32,768	763,494
US Xpress Enterprises, Inc., Class A*(a)	18,338	157,707

Total Road & Rail		6,557,130

Semiconductors & Semiconductor Equipment - 0.7%
ACM Research, Inc., Class A*(a)	5,194	530,931
Axcelis Technologies, Inc.*	25,465	1,029,295
Ceva, Inc.*	5,402	255,515
CyberOptics Corp.*	5,965	244,326
NeoPhotonics Corp.*	27,399	279,744
NVE Corp.	5,508	407,867
Photronics, Inc.*	56,122	741,372
Ultra Clean Holdings, Inc.*	17,952	964,381

Total Semiconductors & Semiconductor Equipment		4,453,431

Software - 1.1%
A10 Networks, Inc.*	32,872	370,139
American Software, Inc., Class A	12,352	271,250
Bottomline Technologies DE, Inc.*	10,811	400,872
ChannelAdvisor Corp.*	20,391	499,783
Ebix, Inc.	36,083	1,223,214
eGain Corp.*	17,448	200,303
InterDigital, Inc.	8,406	613,890
Mitek Systems, Inc.*(a)	14,408	277,498
OneSpan, Inc.*(a)	10,278	262,500
Progress Software Corp.	27,096	1,253,190
QAD, Inc., Class A	5,898	513,244
Rimini Street, Inc.*(a)	46,240	284,838
ShotSpotter, Inc.*(a)	4,287	209,077
Smith Micro Software, Inc.*	33,834	176,614

Total Software		6,556,412

Specialty Retail - 6.2%
America’s Car-Mart, Inc.*	7,448	1,055,531
At Home Group, Inc.*	70,350	2,591,694
Big 5 Sporting Goods Corp.	58,502	1,502,331
Boot Barn Holdings, Inc.*	14,118	1,186,618
Buckle, Inc. (The)	40,088	1,994,378
Camping World Holdings, Inc., Class A(a)	54,214	2,222,232
Citi Trends, Inc.*(a)	4,946	430,302
Container Store Group, Inc. (The)*	34,987	456,230
GrowGeneration Corp.*	13,236	636,652
Haverty Furniture Cos., Inc.	11,379	486,566
Hibbett, Inc.*	17,939	1,607,873
Lazydays Holdings, Inc.*(a)	6,616	145,552
Lumber Liquidators Holdings, Inc.*(a)	25,678	541,806
MarineMax, Inc.*(a)	26,581	1,295,558
Monro, Inc.	11,544	733,159
ODP Corp. (The)*(a)	111,577	5,356,812
OneWater Marine, Inc., Class A	11,357	477,335
Rent-A-Center, Inc.	70,773	3,755,923
Sally Beauty Holdings, Inc.*	150,969	3,331,886
Shoe Carnival, Inc.	8,272	592,192
Sleep Number Corp.*	17,486	1,922,586
Sonic Automotive, Inc., Class A	51,505	2,304,334
Sportsman’s Warehouse Holdings, Inc.*	67,285	1,195,654
Tilly’s, Inc., Class A	42,851	684,759
Winmark Corp.	2,640	507,091
Zumiez, Inc.*(a)	23,872	1,169,489

Total Specialty Retail		38,184,543

Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc.*	26,012	1,018,370
Intevac, Inc.*	30,278	204,074
Super Micro Computer, Inc.*(a)	39,763	1,398,862
Turtle Beach Corp.*(a)	30,383	969,825

Total Technology Hardware, Storage & Peripherals		3,591,131

Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	8,051	131,231
G-III Apparel Group Ltd.*	56,737	1,864,378
Lakeland Industries, Inc.*	14,377	321,039
Levi Strauss & Co., Class A	54,840	1,520,165
Movado Group, Inc.(a)	7,073	222,587
Rocky Brands, Inc.	10,562	587,247
Superior Group of Cos., Inc.	22,847	546,272
Vera Bradley, Inc.*(a)	35,687	442,162

Total Textiles, Apparel & Luxury Goods		5,635,081

Thrifts & Mortgage Finance - 4.6%
Axos Financial, Inc.*	67,383	3,125,897
Bridgewater Bancshares, Inc.*	11,986	193,574
Capitol Federal Financial, Inc.	49,472	582,780
Columbia Financial, Inc.*	41,513	714,854
Federal Agricultural Mortgage Corp., Class C(a)	11,882	1,175,130
Flagstar Bancorp, Inc.	114,944	4,858,683
FS Bancorp, Inc.	4,905	349,579
Hingham Institution For Savings (The)	1,733	503,436
Home Bancorp, Inc.	149	5,678
HomeStreet, Inc.	19,662	801,030
Kearny Financial Corp.	44,249	528,776
Luther Burbank Corp.	23,892	283,359
Merchants Bancorp	52,812	2,072,343
Meridian Bancorp, Inc.	43,054	880,885
Meta Financial Group, Inc.	28,692	1,452,676
NMI Holdings, Inc., Class A*	86,499	1,944,497
Northfield Bancorp, Inc.	19,200	314,880
Northwest Bancshares, Inc.	62,787	856,415
Ocwen Financial Corp.*	11,628	360,235
PCSB Financial Corp.	90	1,635
Premier Financial Corp.	19,295	548,171
Provident Bancorp, Inc.	8,737	142,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2021

Investments	Shares	Value
Provident Financial Services, Inc.	51,221	$1,172,449
Southern Missouri Bancorp, Inc.	6,852	308,066
Territorial Bancorp, Inc.	182	4,727
Timberland Bancorp, Inc.	5,238	147,293
TrustCo Bank Corp.	19,831	681,790
Washington Federal, Inc.	90,305	2,869,893
Waterstone Financial, Inc.	37,736	741,890
WSFS Financial Corp.	21,341	994,277

Total Thrifts & Mortgage Finance		28,617,398

Tobacco - 0.5%
Turning Point Brands, Inc.	5,201	238,050
Universal Corp.	18,943	1,079,183
Vector Group Ltd.	130,640	1,847,249

Total Tobacco		3,164,482

Trading Companies & Distributors - 2.6%
BlueLinx Holdings, Inc.*	22,413	1,126,926
Boise Cascade Co.	55,513	3,239,184
CAI International, Inc.	21,789	1,220,184
DXP Enterprises, Inc.*	11,889	395,904
Global Industrial Co.	24,447	897,449
GMS, Inc.*	40,282	1,939,175
H&E Equipment Services, Inc.	24,961	830,452
Herc Holdings, Inc.*	16,448	1,843,327
Lawson Products, Inc.*(a)	5,741	307,201
McGrath RentCorp	19,270	1,571,854
Rush Enterprises, Inc., Class A	32,700	1,413,948
Titan Machinery, Inc.*	18,065	558,931
Transcat, Inc.*	5,600	316,456
Veritiv Corp.*	10,333	634,653

Total Trading Companies & Distributors		16,295,644

Water Utilities - 0.4%
Artesian Resources Corp., Class A	9,004	331,077
Global Water Resources, Inc.	11,463	195,788
Middlesex Water Co.	6,063	495,529
Pure Cycle Corp.*	23,006	317,943
SJW Group	9,271	586,854
York Water Co. (The)	6,263	283,714

Total Water Utilities		2,210,905

Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc.	126,807	2,873,447
United States Cellular Corp.*(a)	94,979	3,448,687

Total Wireless Telecommunication Services		6,322,134

TOTAL COMMON STOCKS (Cost: $492,928,571)		614,509,852

WARRANTS - 0.0%

United States - 0.0%
FTS International, Inc., expiring 11/19/23*(a) (Cost: $0)	14,553	0

EXCHANGE-TRADED FUND - 0.7%

United States - 0.7%
WisdomTree U.S. MidCap Fund(b) (Cost: $4,193,490)	78,527	4,114,030

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c) (Cost: $11,372,494)	11,372,494	11,372,494

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $508,494,555)		629,996,376
Other Assets less Liabilities - (1.7)%		(10,748,864)

NET ASSETS - 100.0%		$619,247,512

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,396,057 and the total market value of the collateral held by the Fund was $54,573,561. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,201,067.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2021 were as follows:

Affiliate	Value at 3/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2021	Dividend Income
WisdomTree U.S. MidCap Fund	$1,167,519	$5,871,272	$2,847,059	$151,446	$(229,148)	$4,114,030	$14,513

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$614,509,852	$—	$—	$614,509,852
Warrants	—	0	—	0
Exchange-Traded Fund	4,114,030	—	—	4,114,030
Investment of Cash Collateral for Securities Loaned	—	11,372,494	—	11,372,494

Total Investments in Securities	$618,623,882	$11,372,494	$—	$629,996,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 98.8%

Aerospace & Defense - 1.1%
Kaman Corp.	13,650	$687,960
Moog, Inc., Class A	12,390	1,041,503
National Presto Industries, Inc.	2,706	275,065
Park Aerospace Corp.	20,832	310,397

Total Aerospace & Defense		2,314,925

Air Freight & Logistics - 0.5%
Forward Air Corp.	10,823	971,364

Auto Components - 1.0%
Patrick Industries, Inc.	15,970	1,165,810
Standard Motor Products, Inc.	18,436	799,201

Total Auto Components		1,965,011

Automobiles - 0.4%
Winnebago Industries, Inc.	11,671	793,161

Banks - 15.2%
Altabancorp	9,083	393,385
Arrow Financial Corp.	10,654	383,011
BancFirst Corp.	18,389	1,148,025
BancorpSouth Bank	68,833	1,950,039
Bank7 Corp.	4,069	70,190
BankUnited, Inc.	63,031	2,690,793
Berkshire Hills Bancorp, Inc.	31,812	871,967
Capital City Bank Group, Inc.	8,573	221,098
Cathay General Bancorp	78,472	3,088,658
City Holding Co.	12,379	931,396
Eagle Bancorp, Inc.	16,994	953,024
Enterprise Financial Services Corp.	15,421	715,380
Farmers National Banc Corp.	20,575	319,118
FB Financial Corp.	11,895	443,921
Financial Institutions, Inc.	18,053	541,590
First Interstate BancSystem, Inc., Class A	37,531	1,569,922
First Savings Financial Group, Inc.	634	46,383
German American Bancorp, Inc.	15,097	561,608
Great Southern Bancorp, Inc.	9,495	511,781
Heartland Financial USA, Inc.	16,875	792,956
Independent Bank Corp.	43,043	1,990,254
Independent Bank Group, Inc.	20,790	1,538,044
Lakeland Financial Corp.	14,337	883,733
Live Oak Bancshares, Inc.	2,538	149,742
Macatawa Bank Corp.	29,321	256,559
Northeast Bank	346	10,335
Old Second Bancorp, Inc.	2,598	32,215
Park National Corp.	15,535	1,824,120
Parke Bancorp, Inc.	8,237	161,116
Plumas Bancorp	2,239	71,715
Preferred Bank	9,720	614,984
QCR Holdings, Inc.	2,315	111,328
RBB Bancorp	10,714	259,493
ServisFirst Bancshares, Inc.	22,575	1,534,649
Stock Yards Bancorp, Inc.	14,149	720,043
TriCo Bancshares	18,561	790,327
Unity Bancorp, Inc.	4,382	96,623
Washington Trust Bancorp, Inc.	19,017	976,523
West Bancorp, Inc.	12,730	353,258

Total Banks		30,579,306

Beverages - 0.2%
MGP Ingredients, Inc.(a)	7,440	503,242

Building Products - 1.1%
Apogee Enterprises, Inc.	24,036	978,986
CSW Industrials, Inc.	2,496	295,676
Griffon Corp.	32,155	824,133
Insteel Industries, Inc.	3,257	104,713

Total Building Products		2,203,508

Capital Markets - 3.8%
B. Riley Financial, Inc.	25,545	1,928,647
BGC Partners, Inc., Class A	71,839	407,327
Brightsphere Investment Group, Inc.	3,941	92,338
Federated Hermes, Inc., Class B	83,540	2,832,841
Hamilton Lane, Inc., Class A	14,364	1,308,848
Silvercrest Asset Management Group, Inc., Class A	9,852	148,174
Victory Capital Holdings, Inc., Class A	4,686	151,311
Virtus Investment Partners, Inc.	2,875	798,589

Total Capital Markets		7,668,075

Chemicals - 2.7%
Chase Corp.	2,813	288,642
FutureFuel Corp.	35,942	345,043
H.B. Fuller Co.	27,206	1,730,574
Innospec, Inc.	12,609	1,142,501
Minerals Technologies, Inc.	4,653	366,052
Stepan Co.	9,774	1,175,519
Tredegar Corp.	28,478	392,142

Total Chemicals		5,440,473

Commercial Services & Supplies - 7.8%
ABM Industries, Inc.	42,683	1,892,991
ACCO Brands Corp.	100,565	867,876
Acme United Corp.	1,871	83,372
Brady Corp., Class A	31,096	1,742,620
Deluxe Corp.	64,238	3,068,649
Ennis, Inc.	46,745	1,005,952
Healthcare Services Group, Inc.	86,687	2,736,709
HNI Corp.	48,770	2,144,417
Kimball International, Inc., Class B	38,483	506,051
Steelcase, Inc., Class A	98,190	1,483,651
VSE Corp.	3,633	179,870

Total Commercial Services & Supplies		15,712,158

Construction & Engineering - 0.8%
Arcosa, Inc.	6,087	357,550
Comfort Systems USA, Inc.	10,924	860,702
Primoris Services Corp.	14,597	429,590

Total Construction & Engineering		1,647,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2021

Investments	Shares	Value
Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,325	$184,294

Consumer Finance - 0.8%
FirstCash, Inc.	15,199	1,161,812
Regional Management Corp.	7,949	369,946

Total Consumer Finance		1,531,758

Containers & Packaging - 1.9%
Greif, Inc., Class A	64,755	3,920,915

Distributors - 0.1%
Educational Development Corp.	8,583	107,030

Diversified Consumer Services - 1.8%
Carriage Services, Inc.	10,161	375,652
Graham Holdings Co., Class B	2,170	1,375,563
Strategic Education, Inc.	25,901	1,970,030

Total Diversified Consumer Services		3,721,245

Electric Utilities - 2.4%
MGE Energy, Inc.	31,554	2,348,880
Otter Tail Corp.	52,590	2,566,918

Total Electric Utilities		4,915,798

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	1,303	44,992
AZZ, Inc.	13,186	682,771
Encore Wire Corp.	963	72,986
Preformed Line Products Co.	2,035	150,997

Total Electrical Equipment		951,746

Electronic Equipment, Instruments & Components - 2.5%
Badger Meter, Inc.	9,965	977,766
CTS Corp.	6,645	246,928
Methode Electronics, Inc.	18,549	912,796
PC Connection, Inc.	7,836	362,572
Vishay Intertechnology, Inc.	109,919	2,478,673

Total Electronic Equipment, Instruments & Components		4,978,735

Entertainment - 0.6%
World Wrestling Entertainment, Inc., Class A	21,307	1,233,462

Food & Staples Retailing - 0.7%
Ingles Markets, Inc., Class A	9,664	563,121
PriceSmart, Inc.	10,334	940,498

Total Food & Staples Retailing		1,503,619

Food Products - 2.9%
B&G Foods, Inc.	146,325	4,799,460
John B. Sanfilippo & Son, Inc.	3,155	279,438
Tootsie Roll Industries, Inc.	19,934	675,962

Total Food Products		5,754,860

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	12,328	1,483,428
RGC Resources, Inc.	4,369	110,143

Total Gas Utilities		1,593,571

Health Care Equipment & Supplies - 0.3%
Atrion Corp.	861	534,621
Utah Medical Products, Inc.	1,935	164,552

Total Health Care Equipment & Supplies		699,173

Health Care Providers & Services - 0.5%
National HealthCare Corp.	14,014	979,579

Health Care Technology - 0.1%
Simulations Plus, Inc.(a)	3,222	176,920

Hotels, Restaurants & Leisure - 0.1%
RCI Hospitality Holdings, Inc.	2,135	141,337

Household Durables - 0.8%
Hamilton Beach Brands Holding Co., Class A	8,665	192,970
Hooker Furniture Corp.	9,572	331,574
La-Z-Boy, Inc.	28,024	1,038,009

Total Household Durables		1,562,553

Household Products - 0.1%
Ocean Bio-Chem, Inc.	2,242	27,353
Oil-Dri Corp. of America	5,946	203,234

Total Household Products		230,587

Insurance - 1.9%
American Equity Investment Life Holding Co.	26,196	846,655
AMERISAFE, Inc.	8,863	529,033
Crawford & Co., Class A	15,458	140,204
Employers Holdings, Inc.	21,608	924,822
Investors Title Co.	535	93,427
Safety Insurance Group, Inc.	16,511	1,292,481

Total Insurance		3,826,622

Internet & Direct Marketing Retail - 1.3%
PetMed Express, Inc.	31,980	1,018,563
Shutterstock, Inc.	15,327	1,504,651

Total Internet & Direct Marketing Retail		2,523,214

IT Services - 1.0%
Cass Information Systems, Inc.	15,161	617,811
CSG Systems International, Inc.	30,188	1,424,270

Total IT Services		2,042,081

Leisure Products - 1.8%
Escalade, Inc.	16,918	388,268
Johnson Outdoors, Inc., Class A	3,262	394,702
Marine Products Corp.	27,765	428,692
Sturm Ruger & Co., Inc.	26,275	2,364,224

Total Leisure Products		3,575,886

Machinery - 7.3%
Alamo Group, Inc.	1,590	242,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2021

Investments	Shares	Value
Albany International Corp., Class A	11,425	$1,019,796
Barnes Group, Inc.	22,798	1,168,398
Columbus McKinnon Corp.	4,972	239,849
Eastern Co. (The)	2,967	89,989
EnPro Industries, Inc.	10,165	987,530
ESCO Technologies, Inc.	2,810	263,606
Federal Signal Corp.	20,434	822,060
Gorman-Rupp Co. (The)	16,031	552,108
Helios Technologies, Inc.	7,727	603,092
Kadant, Inc.	2,839	499,920
Miller Industries, Inc.	8,059	317,847
Mueller Industries, Inc.	23,758	1,028,959
Mueller Water Products, Inc., Class A	101,553	1,464,394
Omega Flex, Inc.	2,341	343,448
Shyft Group, Inc. (The)	4,459	166,811
Standex International Corp.	5,243	497,613
Tennant Co.	8,545	682,318
Trinity Industries, Inc.	116,887	3,143,091
Wabash National Corp.	32,295	516,720

Total Machinery		14,650,310

Marine - 0.7%
Matson, Inc.	23,686	1,515,904

Media - 2.1%
Entravision Communications Corp., Class A	68,364	456,672
John Wiley & Sons, Inc., Class A	62,329	3,750,959

Total Media		4,207,631

Multi-Utilities - 2.3%
Avista Corp.	110,658	4,721,777

Multiline Retail - 1.4%
Big Lots, Inc.	43,909	2,898,433

Oil, Gas & Consumable Fuels - 0.1%
NACCO Industries, Inc., Class A	4,922	128,169

Paper & Forest Products - 1.8%
Neenah, Inc.	24,131	1,210,652
Schweitzer-Mauduit International, Inc.	59,964	2,421,346

Total Paper & Forest Products		3,631,998

Personal Products - 3.4%
Medifast, Inc.	12,137	3,434,528
Nu Skin Enterprises, Inc., Class A	61,953	3,509,638

Total Personal Products		6,944,166

Professional Services - 3.2%
Barrett Business Services, Inc.	4,561	331,174
BGSF, Inc.	10,437	128,793
CRA International, Inc.	5,405	462,668
Heidrick & Struggles International, Inc.	14,576	649,361
ICF International, Inc.	4,775	419,531
Kforce, Inc.	14,076	885,803
Korn Ferry	18,453	1,338,765
ManTech International Corp., Class A	18,055	1,562,480
Resources Connection, Inc.	49,295	707,876

Total Professional Services		6,486,451

Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	36,423	437,440

Road & Rail - 1.1%
ArcBest Corp.	6,204	361,011
Heartland Express, Inc.	12,099	207,256
Marten Transport Ltd.	25,997	428,690
Schneider National, Inc., Class B	40,740	886,910
Universal Logistics Holdings, Inc.	18,452	429,931

Total Road & Rail		2,313,798

Software - 2.0%
Ebix, Inc.	10,772	365,171
InterDigital, Inc.	29,674	2,167,092
Progress Software Corp.	31,685	1,465,431

Total Software		3,997,694

Specialty Retail - 6.3%
Buckle, Inc. (The)	76,938	3,827,666
Group 1 Automotive, Inc.	7,552	1,166,255
Haverty Furniture Cos., Inc.	23,730	1,014,695
Monro, Inc.	25,642	1,628,523
Rent-A-Center, Inc.	77,408	4,108,043
Shoe Carnival, Inc.	5,882	421,092
Sonic Automotive, Inc., Class A	12,134	542,875

Total Specialty Retail		12,709,149

Textiles, Apparel & Luxury Goods - 1.1%
Rocky Brands, Inc.	5,872	326,483
Superior Group of Cos., Inc.	12,000	286,920
Wolverine World Wide, Inc.	45,065	1,515,987

Total Textiles, Apparel & Luxury Goods		2,129,390

Thrifts & Mortgage Finance - 2.6%
Federal Agricultural Mortgage Corp., Class C	9,292	918,979
FS Bancorp, Inc.	1,629	116,099
Hingham Institution For Savings (The)	463	134,501
Merchants Bancorp	8,053	316,000
Meta Financial Group, Inc.	4,601	232,949
OP Bancorp	9,212	92,673
Premier Financial Corp.	35,029	995,174
Southern Missouri Bancorp, Inc.	4,307	193,643
Timberland Bancorp, Inc.	5,488	154,322
Walker & Dunlop, Inc.	12,810	1,337,108
WSFS Financial Corp.	13,906	647,880

Total Thrifts & Mortgage Finance		5,139,328

Tobacco - 0.1%
Turning Point Brands, Inc.	3,749	171,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2021

Investments	Shares	Value
Trading Companies & Distributors - 2.8%
Boise Cascade Co.	14,344	$836,973
CAI International, Inc.	18,851	1,055,656
Global Industrial Co.	20,082	737,210
McGrath RentCorp	22,512	1,836,304
Rush Enterprises, Inc., Class A	25,064	1,083,767

Total Trading Companies & Distributors		5,549,910

Water Utilities - 2.3%
California Water Service Group	33,875	1,881,417
Middlesex Water Co.	10,748	878,434
SJW Group	22,172	1,403,488
York Water Co. (The)	8,324	377,077

Total Water Utilities		4,540,416

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	15,983	775,335

Total United States		198,902,941

Puerto Rico - 1.1%
Banks - 0.7%
First Bancorp	120,481	1,436,134

IT Services - 0.4%
EVERTEC, Inc.	15,066	657,631

Total Puerto Rico		2,093,765

TOTAL COMMON STOCKS (Cost: $168,031,776)		200,996,706

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(b) (Cost: $362,595)	362,595	362,595

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $168,394,371)		201,359,301
Other Assets less Liabilities - (0.1)%		(115,946)

NET ASSETS - 100.0%		$201,243,355

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $478,615 and the total market value of the collateral held by the Fund was $488,635. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $126,040.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$200,996,706	$—	$—	$200,996,706
Investment of Cash Collateral for Securities Loaned	—	362,595	—	362,595

Total Investments in Securities	$200,996,706	$362,595	$—	$201,359,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.1%
BWX Technologies, Inc.	3,414	$198,422
General Dynamics Corp.	12,724	2,395,420
Huntington Ingalls Industries, Inc.	1,864	392,838
L3Harris Technologies, Inc.	5,938	1,283,499
Lockheed Martin Corp.	12,048	4,558,361
Northrop Grumman Corp.	4,992	1,814,242

Total Aerospace & Defense		10,642,782

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,894	458,421
Expeditors International of Washington, Inc.	4,898	620,087
FedEx Corp.	3,574	1,066,232
United Parcel Service, Inc., Class B	38,990	8,108,750

Total Air Freight & Logistics		10,253,490

Auto Components - 0.1%
BorgWarner, Inc.	7,431	360,701
Gentex Corp.	9,167	303,336
LCI Industries	1,623	213,295
Lear Corp.	833	146,008

Total Auto Components		1,023,340

Automobiles - 0.0%
Thor Industries, Inc.	1,874	211,762

Banks - 7.6%
Associated Banc-Corp.	12,768	261,489
Atlantic Union Bankshares Corp.	4,936	178,782
BancorpSouth Bank	5,856	165,900
Bank of America Corp.	327,710	13,511,483
Bank of Hawaii Corp.	2,572	216,614
Bank OZK	8,316	350,603
BankUnited, Inc.	5,326	227,367
Banner Corp.	2,828	153,306
BOK Financial Corp.	3,728	322,845
Cathay General Bancorp	6,339	249,503
Citigroup, Inc.	110,986	7,852,259
City Holding Co.	4,384	329,852
Columbia Banking System, Inc.	4,707	181,502
Commerce Bancshares, Inc.	3,522	262,600
Community Bank System, Inc.	2,726	206,222
Cullen/Frost Bankers, Inc.	3,598	402,976
CVB Financial Corp.	9,565	196,943
East West Bancorp, Inc.	5,941	425,910
Fifth Third Bancorp	44,258	1,691,983
First Commonwealth Financial Corp.	23,293	327,732
First Financial Bancorp	10,285	243,035
First Financial Bankshares, Inc.	4,365	214,452
First Hawaiian, Inc.	10,728	304,031
First Horizon Corp.	41,693	720,455
First Interstate BancSystem, Inc., Class A	3,338	139,629
First Merchants Corp.	3,499	145,803
First Republic Bank	1,935	362,174
Flushing Financial Corp.	14,639	313,714
Fulton Financial Corp.	12,642	199,491
Glacier Bancorp, Inc.	4,882	268,901
Hilltop Holdings, Inc.	4,475	162,890
Home BancShares, Inc.	9,319	229,993
Hope Bancorp, Inc.	13,649	193,543
Independent Bank Corp.	1,813	136,881
International Bancshares Corp.	4,113	176,612
Investors Bancorp, Inc.	21,431	305,606
JPMorgan Chase & Co.	137,221	21,343,354
M&T Bank Corp.	7,100	1,031,701
Old National Bancorp	10,997	193,657
Pacific Premier Bancorp, Inc.	6,720	284,189
Park National Corp.	1,368	160,631
People’s United Financial, Inc.	38,361	657,508
Prosperity Bancshares, Inc.	4,767	342,271
Regions Financial Corp.	59,162	1,193,889
Sandy Spring Bancorp, Inc.	5,364	236,713
ServisFirst Bancshares, Inc.	3,158	214,681
Signature Bank	1,844	452,979
Simmons First National Corp., Class A	7,192	211,013
Sterling Bancorp	7,203	178,562
Synovus Financial Corp.	10,312	452,491
Truist Financial Corp.	77,934	4,325,337
Trustmark Corp.	4,887	150,520
U.S. Bancorp	86,164	4,908,763
UMB Financial Corp.	1,951	181,560
Umpqua Holdings Corp.	21,784	401,915
United Bankshares, Inc.	10,164	370,986
United Community Banks, Inc.	5,100	163,251
Valley National Bancorp	31,946	429,035
Webster Financial Corp.	6,436	343,296
WesBanco, Inc.	5,628	200,526
Westamerica BanCorp	4,690	272,161
Western Alliance Bancorp	3,479	323,025
Wintrust Financial Corp.	2,330	176,218

Total Banks		70,833,313

Beverages - 2.9%
Brown-Forman Corp., Class A	4,018	283,269
Brown-Forman Corp., Class B	6,302	472,272
Coca-Cola Co. (The)	199,300	10,784,123
Constellation Brands, Inc., Class A	3,811	891,355
Keurig Dr. Pepper, Inc.	40,319	1,420,841
PepsiCo, Inc.	87,729	12,998,806

Total Beverages		26,850,666

Biotechnology - 2.8%
AbbVie, Inc.	128,442	14,467,707
Amgen, Inc.	24,310	5,925,562
Gilead Sciences, Inc.	85,146	5,863,154

Total Biotechnology		26,256,423

Building Products - 0.3%
A.O. Smith Corp.	6,423	462,841
Carrier Global Corp.	9,096	442,066
Fortune Brands Home & Security, Inc.	2,927	291,558
Lennox International, Inc.	1,089	382,021
Masco Corp.	5,016	295,493
Owens Corning	2,609	255,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Simpson Manufacturing Co., Inc.	1,454	$160,580
UFP Industries, Inc.	2,055	152,769

Total Building Products		2,442,749

Capital Markets - 4.7%
Ameriprise Financial, Inc.	4,075	1,014,186
Ares Management Corp., Class A	11,679	742,668
Artisan Partners Asset Management, Inc., Class A	10,202	518,466
B. Riley Financial, Inc.	3,583	270,517
Bank of New York Mellon Corp. (The)	38,818	1,988,646
BlackRock, Inc.	6,933	6,066,167
Blackstone Group, Inc. (The), Class A	34,015	3,304,217
CBOE Global Markets, Inc.	3,469	412,984
Charles Schwab Corp. (The)	37,167	2,706,129
CME Group, Inc.	10,294	2,189,328
Cohen & Steers, Inc.	1,987	163,113
Evercore, Inc., Class A	2,743	386,132
FactSet Research Systems, Inc.	628	210,763
Federated Hermes, Inc., Class B	6,799	230,554
Franklin Resources, Inc.	36,182	1,157,462
GCM Grosvenor, Inc., Class A	28,529	297,272
Goldman Sachs Group, Inc. (The)	10,574	4,013,150
Hamilton Lane, Inc., Class A	1,925	175,406
Houlihan Lokey, Inc.	2,810	229,830
Intercontinental Exchange, Inc.	9,649	1,145,336
Jefferies Financial Group, Inc.	11,722	400,892
KKR & Co., Inc., Class A	12,766	756,258
LPL Financial Holdings, Inc.	1,641	221,502
MarketAxess Holdings, Inc.	319	147,885
Moelis & Co., Class A	5,414	308,003
Moody’s Corp.	3,576	1,295,835
Morgan Stanley	58,782	5,389,722
MSCI, Inc.	1,018	542,675
Nasdaq, Inc.	6,004	1,055,503
Northern Trust Corp.	9,775	1,130,186
Raymond James Financial, Inc.	3,747	486,735
S&P Global, Inc.	4,145	1,701,315
SEI Investments Co.	3,438	213,053
Stifel Financial Corp.	2,958	191,856
T. Rowe Price Group, Inc.	11,981	2,371,879
Virtu Financial, Inc., Class A	9,276	256,296

Total Capital Markets		43,691,921

Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,391	1,838,563
Albemarle Corp.	2,014	339,278
Ashland Global Holdings, Inc.	1,894	165,725
Avient Corp.	4,078	200,474
Cabot Corp.	3,843	218,782
Celanese Corp.	3,368	510,589
CF Industries Holdings, Inc.	11,151	573,719
Chemours Co. (The)	10,896	379,181
Corteva, Inc.	13,245	587,416
Dow, Inc.	56,149	3,553,109
DuPont de Nemours, Inc.	18,761	1,452,289
Eastman Chemical Co.	5,645	659,054
Ecolab, Inc.	3,805	783,716
Element Solutions, Inc.	10,135	236,956
FMC Corp.	3,239	350,460
H.B. Fuller Co.	2,221	141,278
Huntsman Corp.	9,901	262,575
International Flavors & Fragrances, Inc.	4,679	699,043
Kronos Worldwide, Inc.	11,152	159,697
Mosaic Co. (The)	6,967	222,317
NewMarket Corp.	590	189,968
Olin Corp.	10,216	472,592
PPG Industries, Inc.	4,768	809,463
RPM International, Inc.	5,583	495,100
Scotts Miracle-Gro Co. (The)	2,005	384,800
Sensient Technologies Corp.	2,574	222,805
Sherwin-Williams Co. (The)	4,269	1,163,089
Valvoline, Inc.	7,851	254,843
Westlake Chemical Corp.	3,025	272,522

Total Chemicals		17,599,403

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	2,859	126,797
Cintas Corp.	2,432	929,024
Healthcare Services Group, Inc.	5,501	173,667
HNI Corp.	3,192	140,352
MSA Safety, Inc.	1,275	211,114
Republic Services, Inc.	13,443	1,478,864
Rollins, Inc.	7,463	255,235
Steelcase, Inc., Class A	7,042	106,405
Tetra Tech, Inc.	1,054	128,630
Waste Management, Inc.	12,308	1,724,474

Total Commercial Services & Supplies		5,274,562

Communications Equipment - 1.4%
Cisco Systems, Inc.	205,997	10,917,841
Juniper Networks, Inc.	20,264	554,220
Motorola Solutions, Inc.	4,469	969,103
Ubiquiti, Inc.	730	227,899

Total Communications Equipment		12,669,063

Construction & Engineering - 0.0%
Quanta Services, Inc.	1,441	130,511
Valmont Industries, Inc.	759	179,162

Total Construction & Engineering		309,673

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	913	321,202
Vulcan Materials Co.	2,180	379,473

Total Construction Materials		700,675

Consumer Finance - 0.7%
American Express Co.	16,317	2,696,058
Discover Financial Services	10,468	1,238,260
Navient Corp.	23,474	453,752
OneMain Holdings, Inc.	10,252	614,197
SLM Corp.	12,630	264,472
Synchrony Financial	25,303	1,227,702

Total Consumer Finance		6,494,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Containers & Packaging - 0.6%
AptarGroup, Inc.	1,960	$276,047
Avery Dennison Corp.	3,291	691,900
Ball Corp.	4,762	385,817
Graphic Packaging Holding Co.	10,102	183,250
Greif, Inc., Class A	2,182	132,120
Greif, Inc., Class B	2,525	148,975
International Paper Co.	24,301	1,489,894
Packaging Corp. of America	5,272	713,934
Sealed Air Corp.	5,949	352,478
Silgan Holdings, Inc.	4,610	191,315
Sonoco Products Co.	7,123	476,529
WestRock Co.	7,971	424,217

Total Containers & Packaging		5,466,476

Distributors - 0.1%
Genuine Parts Co.	7,568	957,125
Pool Corp.	748	343,078

Total Distributors		1,300,203

Diversified Consumer Services - 0.1%
H&R Block, Inc.	21,159	496,813
Service Corp. International	7,468	400,210
Strategic Education, Inc.	1,398	106,332

Total Diversified Consumer Services		1,003,355

Diversified Financial Services - 0.0%
Voya Financial, Inc.	2,666	163,959

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	726,464	20,907,634
Cogent Communications Holdings, Inc.	4,345	334,087
Lumen Technologies, Inc.	165,507	2,249,240
Verizon Communications, Inc.	385,919	21,623,042

Total Diversified Telecommunication Services		45,114,003

Electric Utilities - 3.6%
ALLETE, Inc.	3,993	279,430
Alliant Energy Corp.	17,146	956,061
American Electric Power Co., Inc.	25,691	2,173,202
Avangrid, Inc.(a)	18,749	964,261
Duke Energy Corp.	46,152	4,556,125
Edison International	24,285	1,404,159
Entergy Corp.	11,347	1,131,296
Evergy, Inc.	13,995	845,718
Eversource Energy	12,701	1,019,128
Exelon Corp.	52,654	2,333,099
FirstEnergy Corp.	43,732	1,627,268
Hawaiian Electric Industries, Inc.	7,078	299,258
IDACORP, Inc.	4,000	390,000
NextEra Energy, Inc.	83,505	6,119,246
NRG Energy, Inc.	14,270	575,081
OGE Energy Corp.	16,248	546,745
Otter Tail Corp.	3,153	153,898
Pinnacle West Capital Corp.	7,432	609,201
Portland General Electric Co.	6,337	292,009
PPL Corp.	67,997	1,901,876
Southern Co. (The)	65,832	3,983,494
Xcel Energy, Inc.	29,857	1,966,979

Total Electric Utilities		34,127,534

Electrical Equipment - 0.5%
AMETEK, Inc.	2,466	329,211
Emerson Electric Co.	23,010	2,214,482
Hubbell, Inc.	3,254	607,977
Regal Beloit Corp.	960	128,170
Rockwell Automation, Inc.	4,692	1,342,006

Total Electrical Equipment		4,621,846

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	12,465	852,731
Avnet, Inc.	5,159	206,773
CDW Corp.	2,915	509,105
Corning, Inc.	27,952	1,143,237
National Instruments Corp.	6,302	266,448
Vishay Intertechnology, Inc.	5,879	132,571

Total Electronic Equipment, Instruments & Components		3,110,865

Energy Equipment & Services - 0.1%
Archrock, Inc.	19,495	173,700
Baker Hughes Co.	28,239	645,826
Halliburton Co.	9,782	226,160

Total Energy Equipment & Services		1,045,686

Entertainment - 0.2%
Activision Blizzard, Inc.	9,109	869,363
Electronic Arts, Inc.	3,701	532,315

Total Entertainment		1,401,678

Equity Real Estate Investment Trusts (REITs) - 5.2%
Agree Realty Corp.	3,071	216,475
Alexander’s, Inc.	549	147,105
Alexandria Real Estate Equities, Inc.	5,667	1,031,054
American Campus Communities, Inc.	8,311	388,290
American Homes 4 Rent, Class A	5,413	210,295
American Tower Corp.	10,703	2,891,308
Americold Realty Trust	8,002	302,876
AvalonBay Communities, Inc.	5,915	1,234,401
Boston Properties, Inc.	6,536	748,960
Brandywine Realty Trust	17,202	235,839
Brixmor Property Group, Inc.	22,002	503,626
Camden Property Trust	4,395	583,085
CareTrust REIT, Inc.	7,555	175,503
Columbia Property Trust, Inc.	11,044	192,055
CoreSite Realty Corp.	3,465	466,389
Corporate Office Properties Trust	7,510	210,205
Cousins Properties, Inc.	7,834	288,135
Crown Castle International Corp.	16,869	3,291,142
CubeSmart	16,008	741,491
CyrusOne, Inc.	4,998	357,457
Digital Realty Trust, Inc.	10,871	1,635,651
Douglas Emmett, Inc.	8,949	300,865
Duke Realty Corp.	13,122	621,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Easterly Government Properties, Inc.	6,634	$139,845
EastGroup Properties, Inc.	2,027	333,340
Equinix, Inc.	1,547	1,241,622
Equity LifeStyle Properties, Inc.	5,712	424,459
Equity Residential	16,245	1,250,865
Essential Properties Realty Trust, Inc.	7,431	200,934
Essex Property Trust, Inc.	2,294	688,223
Extra Space Storage, Inc.	6,781	1,110,863
First Industrial Realty Trust, Inc.	6,684	349,105
Four Corners Property Trust, Inc.	7,317	202,022
Gaming and Leisure Properties, Inc.	25,080	1,161,956
Getty Realty Corp.	7,511	233,968
Healthcare Realty Trust, Inc.	11,369	343,344
Healthcare Trust of America, Inc., Class A	14,888	397,510
Healthpeak Properties, Inc.	28,853	960,516
Highwoods Properties, Inc.	7,334	331,277
Hudson Pacific Properties, Inc.	8,764	243,814
Independence Realty Trust, Inc.	7,291	132,915
Industrial Logistics Properties Trust	8,732	228,254
Innovative Industrial Properties, Inc.	1,074	205,155
Invitation Homes, Inc.	11,149	415,746
Iron Mountain, Inc.	30,269	1,280,984
JBG SMITH Properties	5,844	184,144
Kilroy Realty Corp.	5,254	365,889
Kimco Realty Corp.	25,585	533,447
Kite Realty Group Trust	4,894	107,717
Lamar Advertising Co., Class A	3,173	331,325
Lexington Realty Trust	24,622	294,233
Life Storage, Inc.	3,961	425,213
LTC Properties, Inc.	3,916	150,335
Medical Properties Trust, Inc.	35,955	722,695
Mid-America Apartment Communities, Inc.	4,557	767,490
National Health Investors, Inc.	4,213	282,482
National Retail Properties, Inc.	12,349	578,921
National Storage Affiliates Trust	6,452	326,213
Office Properties Income Trust	7,170	210,153
Paramount Group, Inc.	15,922	160,335
Physicians Realty Trust	15,455	285,454
Piedmont Office Realty Trust, Inc., Class A	10,488	193,713
PotlatchDeltic Corp.	5,091	270,587
Prologis, Inc.	20,769	2,482,519
PS Business Parks, Inc.	1,337	197,983
Public Storage	11,188	3,364,120
QTS Realty Trust, Inc., Class A	3,209	248,056
Rayonier, Inc.	7,462	268,110
Realty Income Corp.	18,599	1,241,297
Rexford Industrial Realty, Inc.	4,970	283,041
Sabra Health Care REIT, Inc.	19,208	349,586
SBA Communications Corp.	607	193,451
SITE Centers Corp.	8,591	129,380
SL Green Realty Corp.	5,711	456,880
Spirit Realty Capital, Inc.	9,382	448,835
STAG Industrial, Inc.	10,481	392,304
STORE Capital Corp.	15,530	535,940
Sun Communities, Inc.	2,214	379,480
Terreno Realty Corp.	3,280	211,626
UDR, Inc.	13,936	682,585
Uniti Group, Inc.	19,197	203,296
VICI Properties, Inc.	35,477	1,100,497
Washington Real Estate Investment Trust	6,950	159,850
Weingarten Realty Investors	6,978	223,784
Weyerhaeuser Co.	17,558	604,346

Total Equity Real Estate Investment Trusts (REITs)		48,997,563

Food & Staples Retailing - 2.0%
Albertsons Cos., Inc., Class A(a)	21,893	430,416
Casey’s General Stores, Inc.	821	159,799
Costco Wholesale Corp.	7,807	3,088,996
Kroger Co. (The)	41,810	1,601,741
Walmart, Inc.	93,381	13,168,589
Weis Markets, Inc.	4,027	208,035

Total Food & Staples Retailing		18,657,576

Food Products - 2.3%
Archer-Daniels-Midland Co.	24,933	1,510,940
B&G Foods, Inc.	11,078	363,358
Campbell Soup Co.	20,803	948,409
Conagra Brands, Inc.	23,961	871,701
Flowers Foods, Inc.	18,926	458,009
General Mills, Inc.	47,629	2,902,035
Hershey Co. (The)	7,427	1,293,635
Hormel Foods Corp.	17,749	847,515
Ingredion, Inc.	3,750	339,375
J.M. Smucker Co. (The)	8,295	1,074,783
Kellogg Co.	29,143	1,874,769
Kraft Heinz Co. (The)	86,377	3,522,454
Lamb Weston Holdings, Inc.	3,160	254,886
Lancaster Colony Corp.	951	184,028
McCormick & Co., Inc., Non-Voting Shares	8,666	765,381
Mondelez International, Inc., Class A	45,432	2,836,774
Sanderson Farms, Inc.	704	132,331
Tootsie Roll Industries, Inc.	2,492	84,504
Tyson Foods, Inc., Class A	11,369	838,577

Total Food Products		21,103,464

Gas Utilities - 0.3%
Atmos Energy Corp.	5,310	510,344
National Fuel Gas Co.	6,800	355,300
New Jersey Resources Corp.	7,011	277,425
Northwest Natural Holding Co.	2,723	143,012
ONE Gas, Inc.	2,719	201,532
South Jersey Industries, Inc.	9,946	257,900
Southwest Gas Holdings, Inc.	3,581	237,027
Spire, Inc.	3,791	273,976
UGI Corp.	12,907	597,723

Total Gas Utilities		2,854,239

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	35,438	4,108,327
Baxter International, Inc.	10,255	825,527
Becton, Dickinson and Co.	5,730	1,393,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Danaher Corp.	3,560	$955,362
Dentsply Sirona, Inc.	3,193	201,989
Hill-Rom Holdings, Inc.	1,335	151,643
ResMed, Inc.	2,619	645,636
Stryker Corp.	5,580	1,449,293
Teleflex, Inc.	353	141,832
West Pharmaceutical Services, Inc.	585	210,074
Zimmer Biomet Holdings, Inc.	2,334	375,354

Total Health Care Equipment & Supplies		10,458,516

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	5,829	667,362
Anthem, Inc.	4,520	1,725,736
Cardinal Health, Inc.	16,040	915,724
CVS Health Corp.	52,598	4,388,777
Encompass Health Corp.	2,556	199,445
Humana, Inc.	1,324	586,161
McKesson Corp.	2,498	477,718
Patterson Cos., Inc.	5,860	178,085
Premier, Inc., Class A	5,004	174,089
Quest Diagnostics, Inc.	5,860	773,344
UnitedHealth Group, Inc.	31,253	12,514,951

Total Health Care Providers & Services		22,601,392

Health Care Technology - 0.1%
Cerner Corp.	7,322	572,288

Hotels, Restaurants & Leisure - 1.3%
Domino’s Pizza, Inc.	829	386,720
McDonald’s Corp.	27,570	6,368,394
Starbucks Corp.	30,933	3,458,619
Travel + Leisure Co.	4,347	258,429
Wendy’s Co. (The)	6,154	144,127
Wyndham Hotels & Resorts, Inc.	1,484	107,279
Yum! Brands, Inc.	12,645	1,454,554

Total Hotels, Restaurants & Leisure		12,178,122

Household Durables - 0.4%
D.R. Horton, Inc.	6,824	616,685
Ethan Allen Interiors, Inc.	4,210	116,196
Leggett & Platt, Inc.	8,543	442,613
Lennar Corp., Class A	6,319	627,792
MDC Holdings, Inc.	4,482	226,789
Newell Brands, Inc.	30,122	827,451
PulteGroup, Inc.	5,619	306,629
Whirlpool Corp.	2,786	607,404

Total Household Durables		3,771,559

Household Products - 2.8%
Church & Dwight Co., Inc.	4,624	394,057
Clorox Co. (The)	6,474	1,164,738
Colgate-Palmolive Co.	39,295	3,196,648
Energizer Holdings, Inc.	2,757	118,496
Kimberly-Clark Corp.	23,628	3,160,954
Procter & Gamble Co. (The)	128,882	17,390,048
Reynolds Consumer Products, Inc.	10,403	315,731
Spectrum Brands Holdings, Inc.	2,231	189,724
WD-40 Co.	479	122,763

Total Household Products		26,053,159

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp. (The)	29,233	762,104
Clearway Energy, Inc., Class A	4,958	125,041
Clearway Energy, Inc., Class C	8,928	236,414
Vistra Corp.	23,284	431,918

Total Independent Power & Renewable Electricity Producers		1,555,477

Industrial Conglomerates - 1.5%
3M Co.	44,240	8,787,391
Carlisle Cos., Inc.	1,400	267,932
General Electric Co.	41,239	555,077
Honeywell International, Inc.	18,266	4,006,647
Roper Technologies, Inc.	952	447,631

Total Industrial Conglomerates		14,064,678

Insurance - 2.3%
Aflac, Inc.	31,968	1,715,403
Allstate Corp. (The)	13,378	1,745,026
American Equity Investment Life Holding Co.	1,654	53,457
American Financial Group, Inc.	3,413	425,669
American National Group, Inc.	2,019	299,922
Arthur J. Gallagher & Co.	7,080	991,766
Assurant, Inc.	2,096	327,353
Brown & Brown, Inc.	6,175	328,140
Cincinnati Financial Corp.	7,703	898,324
CNA Financial Corp.	17,952	816,637
CNO Financial Group, Inc.	8,304	196,141
Erie Indemnity Co., Class A	2,005	387,667
Fidelity National Financial, Inc.	18,748	814,788
First American Financial Corp.	7,252	452,162
Globe Life, Inc.	1,693	161,258
Hanover Insurance Group, Inc. (The)	2,259	306,411
Hartford Financial Services Group, Inc. (The)	13,558	840,189
Horace Mann Educators Corp.	2,792	104,477
Kemper Corp.	2,814	207,955
Marsh & McLennan Cos., Inc.	18,728	2,634,655
Mercury General Corp.	7,934	515,313
MetLife, Inc.	52,611	3,148,768
Old Republic International Corp.	23,025	573,553
Primerica, Inc.	1,322	202,451
Progressive Corp. (The)	4,859	477,202
Reinsurance Group of America, Inc.	2,730	311,220
RLI Corp.	1,386	144,962
Safety Insurance Group, Inc.	2,137	167,284
Selective Insurance Group, Inc.	2,004	162,625
Stewart Information Services Corp.	2,412	136,736
Travelers Cos., Inc. (The)	9,038	1,353,079
Unum Group	16,667	473,343
W.R. Berkley Corp.	1,360	101,225

Total Insurance		21,475,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	20,929	$1,469,425

IT Services - 2.6%
Automatic Data Processing, Inc.	13,883	2,757,441
Broadridge Financial Solutions, Inc.	4,386	708,471
Cognizant Technology Solutions Corp., Class A	9,444	654,091
Fidelity National Information Services, Inc.	8,155	1,155,319
Global Payments, Inc.	1,994	373,955
International Business Machines Corp.	69,396	10,172,760
Jack Henry & Associates, Inc.	1,503	245,755
MasterCard, Inc., Class A	6,790	2,478,961
MAXIMUS, Inc.	2,041	179,547
Paychex, Inc.	14,917	1,600,594
TTEC Holdings, Inc.	1,740	179,377
Visa, Inc., Class A	15,039	3,516,419
Western Union Co. (The)	27,563	633,122

Total IT Services		24,655,812

Leisure Products - 0.2%
Brunswick Corp.	3,099	308,722
Hasbro, Inc.	6,757	638,672
Polaris, Inc.	2,889	395,677
Sturm Ruger & Co., Inc.	2,109	189,768

Total Leisure Products		1,532,839

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	4,962	733,433
Bio-Techne Corp.	497	223,779
PerkinElmer, Inc.	769	118,741
Thermo Fisher Scientific, Inc.	1,497	755,192

Total Life Sciences Tools & Services		1,831,145

Machinery - 2.2%
AGCO Corp.	1,681	219,169
Allison Transmission Holdings, Inc.	3,679	146,203
Caterpillar, Inc.	18,509	4,028,114
Crane Co.	2,615	241,547
Cummins, Inc.	5,114	1,246,844
Deere & Co.	5,397	1,903,576
Donaldson Co., Inc.	5,155	327,497
Dover Corp.	5,650	850,890
Flowserve Corp.	5,525	222,768
Fortive Corp.	2,685	187,252
Graco, Inc.	4,538	343,527
Hillenbrand, Inc.	3,466	152,781
IDEX Corp.	1,395	306,970
Illinois Tool Works, Inc.	15,510	3,467,416
ITT, Inc.	2,269	207,818
Kennametal, Inc.	3,762	135,131
Lincoln Electric Holdings, Inc.	2,651	349,163
Mueller Industries, Inc.	2,760	119,536
Nordson Corp.	898	197,120
Oshkosh Corp.	2,090	260,498
Otis Worldwide Corp.	12,541	1,025,478
PACCAR, Inc.	8,251	736,402
Parker-Hannifin Corp.	2,209	678,406
Rexnord Corp.	3,357	167,984
Snap-on, Inc.	2,461	549,861
Stanley Black & Decker, Inc.	4,068	833,899
Timken Co. (The)	3,187	256,840
Toro Co. (The)	3,138	344,803
Trinity Industries, Inc.	7,030	189,037
Watts Water Technologies, Inc., Class A	832	121,397
Westinghouse Air Brake Technologies Corp.	2,345	192,993
Xylem, Inc.	3,301	395,988

Total Machinery		20,406,908

Marine - 0.0%
Matson, Inc.	2,267	145,088

Media - 1.3%
Cable One, Inc.	60	114,769
Comcast Corp., Class A	122,229	6,969,498
Fox Corp., Class A	9,449	350,841
Fox Corp., Class B	7,648	269,210
Interpublic Group of Cos., Inc. (The)	27,213	884,150
John Wiley & Sons, Inc., Class A	3,346	201,362
New York Times Co. (The), Class A	2,765	120,416
News Corp., Class A	8,697	224,122
Nexstar Media Group, Inc., Class A	1,744	257,903
Omnicom Group, Inc.	13,744	1,099,382
Sirius XM Holdings, Inc.(a)	63,464	415,054
TEGNA, Inc.	9,122	171,129
ViacomCBS, Inc., Class B	23,551	1,064,505

Total Media		12,142,341

Metals & Mining - 0.6%
Commercial Metals Co.	8,350	256,512
Compass Minerals International, Inc.	4,053	240,181
Newmont Corp.	30,960	1,962,245
Nucor Corp.	13,759	1,319,901
Reliance Steel & Aluminum Co.	3,333	502,950
Royal Gold, Inc.	1,430	163,163
Steel Dynamics, Inc.	9,357	557,677
Worthington Industries, Inc.	3,074	188,067

Total Metals & Mining		5,190,696

Multi-Utilities - 1.6%
Ameren Corp.	10,494	839,940
Avista Corp.	5,534	236,136
Black Hills Corp.	4,344	285,097
CenterPoint Energy, Inc.	23,868	585,243
CMS Energy Corp.	18,312	1,081,873
Consolidated Edison, Inc.	21,382	1,533,517
Dominion Energy, Inc.	40,572	2,984,882
DTE Energy Co.	10,468	1,356,653
MDU Resources Group, Inc.	17,335	543,279
NiSource, Inc.	22,788	558,306
NorthWestern Corp.	3,961	238,531
Public Service Enterprise Group, Inc.	26,105	1,559,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Sempra Energy	13,538	$1,793,514
WEC Energy Group, Inc.	18,531	1,648,332

Total Multi-Utilities		15,244,816

Multiline Retail - 0.6%
Big Lots, Inc.	3,214	212,156
Dollar General Corp.	4,051	876,596
Target Corp.	18,165	4,391,207

Total Multiline Retail		5,479,959

Oil, Gas & Consumable Fuels - 0.7%
Antero Midstream Corp.	117,135	1,217,033
APA Corp.	2,387	51,631
Cabot Oil & Gas Corp.	17,165	299,701
Cimarex Energy Co.	4,653	337,110
Diamondback Energy, Inc.	8,649	812,054
EOG Resources, Inc.	23,881	1,992,630
Marathon Oil Corp.	26,046	354,746
Pioneer Natural Resources Co.	5,815	945,054
SM Energy Co.	6,255	154,061
Targa Resources Corp.	6,862	305,016

Total Oil, Gas & Consumable Fuels		6,469,036

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,902	295,542
Schweitzer-Mauduit International, Inc.	3,398	137,211

Total Paper & Forest Products		432,753

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,093	983,822
Medifast, Inc.	789	223,271
Nu Skin Enterprises, Inc., Class A	3,020	171,083

Total Personal Products		1,378,176

Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	101,530	6,784,235
Eli Lilly & Co.	29,004	6,656,998
Johnson & Johnson	158,998	26,193,330
Merck & Co., Inc.	178,961	13,917,797
Pfizer, Inc.	303,470	11,883,885
Zoetis, Inc.	3,883	723,636

Total Pharmaceuticals		66,159,881

Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	4,882	415,849
Equifax, Inc.	1,789	428,483
Exponent, Inc.	1,507	134,439
Insperity, Inc.	2,066	186,704
Jacobs Engineering Group, Inc.	1,738	231,884
KBR, Inc.	4,400	167,860
Leidos Holdings, Inc.	3,212	324,733
ManpowerGroup, Inc.	2,715	322,841
Robert Half International, Inc.	4,251	378,212
Science Applications International Corp.	1,752	153,703
TransUnion	1,321	145,059
Verisk Analytics, Inc.	2,258	394,518

Total Professional Services		3,284,285

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	11,329	225,107

Road & Rail - 0.9%
CSX Corp.	40,857	1,310,693
JB Hunt Transport Services, Inc.	1,536	250,291
Kansas City Southern	1,481	419,671
Knight-Swift Transportation Holdings, Inc.	2,966	134,834
Landstar System, Inc.	828	130,841
Norfolk Southern Corp.	6,233	1,654,301
Old Dominion Freight Line, Inc.	966	245,171
Ryder System, Inc.	5,116	380,272
Union Pacific Corp.	18,912	4,159,316
Werner Enterprises, Inc.	2,445	108,851

Total Road & Rail		8,794,241

Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	9,788	1,685,102
Applied Materials, Inc.	14,042	1,999,581
Broadcom, Inc.	19,141	9,127,194
Entegris, Inc.	1,438	176,831
Intel Corp.	160,088	8,987,340
KLA Corp.	4,893	1,586,360
Lam Research Corp.	2,303	1,498,562
Microchip Technology, Inc.	4,311	645,529
MKS Instruments, Inc.	915	162,824
Monolithic Power Systems, Inc.	551	205,771
NVIDIA Corp.	1,233	986,523
QUALCOMM, Inc.	44,330	6,336,087
Skyworks Solutions, Inc.	3,506	672,276
Teradyne, Inc.	1,633	218,757
Texas Instruments, Inc.	52,078	10,014,599

Total Semiconductors & Semiconductor Equipment		44,303,336

Software - 6.5%
CDK Global, Inc.	3,014	149,766
Citrix Systems, Inc.	2,309	270,776
Dolby Laboratories, Inc., Class A	1,848	181,640
InterDigital, Inc.	1,718	125,465
Intuit, Inc.	2,581	1,265,129
Microsoft Corp.	181,236	49,096,832
NortonLifeLock, Inc.	25,353	690,109
Oracle Corp.	109,932	8,557,107
SS&C Technologies Holdings, Inc.	3,533	254,588

Total Software		60,591,412

Specialty Retail - 3.1%
Advance Auto Parts, Inc.	934	191,601
Best Buy Co., Inc.	12,964	1,490,601
Buckle, Inc. (The)	4,163	207,109
Dick’s Sporting Goods, Inc.(a)	4,082	408,976
Foot Locker, Inc.	3,173	195,552
Home Depot, Inc. (The)	55,795	17,792,467
Lowe’s Cos., Inc.	25,921	5,027,896
Penske Automotive Group, Inc.	4,347	328,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2021

Investments	Shares	Value
Rent-A-Center, Inc.	5,327	$282,704
TJX Cos., Inc. (The)	27,660	1,864,837
Tractor Supply Co.	3,410	634,465
Williams-Sonoma, Inc.	3,814	608,905

Total Specialty Retail		29,033,268

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	256,289	35,101,342
HP, Inc.	70,375	2,124,621
NetApp, Inc.	11,342	928,002
Xerox Holdings Corp.	14,952	351,223

Total Technology Hardware, Storage & Peripherals		38,505,188

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	25,503	476,141
Kontoor Brands, Inc.	5,410	305,178
NIKE, Inc., Class B	14,444	2,231,453
VF Corp.	13,440	1,102,618

Total Textiles, Apparel & Luxury Goods		4,115,390

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	12,106	142,609
MGIC Investment Corp.	13,482	183,355
New York Community Bancorp, Inc.	50,871	560,598
Northwest Bancshares, Inc.	15,027	204,968
PennyMac Financial Services, Inc.	2,391	147,572
Provident Financial Services, Inc.	8,685	198,800
Radian Group, Inc.	9,489	211,130
TFS Financial Corp.	29,663	602,159
TrustCo Bank Corp.	2,540	87,325
Walker & Dunlop, Inc.	1,783	186,110
Washington Federal, Inc.	5,628	178,858

Total Thrifts & Mortgage Finance		2,703,484

Tobacco - 3.9%
Altria Group, Inc.	341,124	16,264,792
Philip Morris International, Inc.	199,921	19,814,170
Universal Corp.	3,188	181,621
Vector Group Ltd.	26,238	371,005

Total Tobacco		36,631,588

Trading Companies & Distributors - 0.4%
Air Lease Corp.	3,693	154,146
Applied Industrial Technologies, Inc.	1,979	180,208
Boise Cascade Co.	1,691	98,670
Fastenal Co.	25,793	1,341,236
GATX Corp.	1,652	146,152
MSC Industrial Direct Co., Inc., Class A	2,946	264,344
Rush Enterprises, Inc., Class A	1,905	82,372
W.W. Grainger, Inc.	1,932	846,216
Watsco, Inc.	2,559	733,512

Total Trading Companies & Distributors		3,846,856

Water Utilities - 0.2%
American States Water Co.	2,047	162,859
American Water Works Co., Inc.	5,671	874,071
California Water Service Group	2,738	152,069
Essential Utilities, Inc.	8,783	401,383

Total Water Utilities		1,590,382

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	8,019	181,711

Total United States		933,298,185

Puerto Rico - 0.0%

Banks - 0.0%
Popular, Inc.	4,735	355,362

IT Services - 0.0%
EVERTEC, Inc.	1,865	81,407

Total Puerto Rico		436,769

TOTAL COMMON STOCKS (Cost: $646,125,379)		933,734,954

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(b) (Cost: $784,526)	784,526	784,526

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $646,909,905)		934,519,480
Other Assets less Liabilities - 0.1%		1,089,746

NET ASSETS - 100.0%		$935,609,226

(a)

Security, or portion thereof, was on loan at June 30, 2021. At June 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,996,734 and the total market value of the collateral held by the Fund was $2,054,417. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,269,891.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$933,734,954	$—	$—	$933,734,954
Investment of Cash Collateral for Securities Loaned	—	784,526	—	784,526

Total Investments in Securities	$933,734,954	$784,526	$—	$934,519,480

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CNY	Chinese yuan
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (concluded)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.